Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 48.9% ) Value
Communications Services (2.7%)
29,892 Activision Blizzard, Inc. $ 2,419,757
7,017 Alphabet, Inc., Class A
a
10,284,115
1,426 Alphabet, Inc., Class C
a
2,095,650
4,718 ANGI Homeservices , Inc.
a
52,346
497 AT&T, Inc. 14,169
9,068 Cinemark Holdings, Inc. 90,680
56,065 Comcast Corporation 2,593,567
879 Consolidated Communications
Holdings, Inc.
a
5,002
33,672 Discovery, Inc., Class A
a,b
733,039
20,217 DISH Network Corporation
a
586,900
1,698 EchoStar Corporation
a
42,263
20,988 Facebook, Inc.
a
5,496,757
18,705 Gannett Company, Inc. 24,317
770 Hemisphere Media Group, Inc.
a
6,691
221 IAC/ InterActiveCorp
a
26,471
5,412 Interpublic Group of Companies,
Inc. 90,218
70,720 Live Nation Entertainment, Inc.
a
3,810,394
582 Match Group, Inc.
a
64,398
6,055 Meredith Corporation 79,442
1,083 News Corporation 15,140
1,974 Omnicom Group, Inc. 97,713
40,533 ORBCOMM, Inc.
a
137,812
103,581 QuinStreet , Inc.
a
1,640,723
6,574 RingCentral, Inc.
a
1,805,286
1,164 Scholastic Corporation 24,432
6,717 Take-Two Interactive Software,
Inc.
a
1,109,783
20,142 Twitter, Inc.
a
896,319
74,552 Uber Technologies, Inc.
a
2,719,657
58,730 Verizon Communications, Inc. 3,493,848
6,370 Walt Disney Company 790,390
15,348 Zillow Group, Inc.
a
1,558,436
Total 42,805,715
Consumer Discretionary (7.0%)
2,617 Aaron's, Inc. 148,253
4,065 Adient plc
a
70,446
7,724 Amazon.com, Inc.
a
24,320,791
6,277 American Eagle Outfitters, Inc. 92,962
678 American Public Education, Inc.
a
19,113
57,045 Aptiv plc 5,229,886
2,392 At Home Group, Inc.
a
35,545
1,530 AutoNation, Inc.
a
80,983
1,053 AutoZone, Inc.
a
1,240,055
3,511 Beazer Homes USA, Inc.
a
46,345
5,600 Bed Bath & Beyond, Inc. 83,888
826 Big Lots, Inc. 36,840
4,604 BJ's Restaurants, Inc. 135,542
367 Booking Holdings, Inc.
a
627,820
17,123 Bright Horizons Family Solutions,
Inc.
a
2,603,381
1,217 Brunswick Corporation 71,693
11,878 Burlington Stores, Inc.
a
2,447,937
2,378 Caesars Entertainment, Inc.
a
133,311
2,285 Camping World Holdings, Inc. 67,979
4,560 Capri Holdings, Ltd.
a
82,080
5,821 Carnival Corporation 88,363
53 Cavco Industries, Inc.
a
9,556
34,700 Cedar Fair, LP 974,029
978 Century Casinos, Inc.
a
5,359
1,184 Century Communities, Inc.
a
50,119
20,811 Chewy, Inc.
a,b
1,141,067
33,378 Chico's FAS, Inc. 32,460
3,449 Chipotle Mexican Grill, Inc.
a
4,289,556
Shares Common Stock (48.9%) Value
Consumer Discretionary (7.0%) - continued
497 Choice Hotels International, Inc. $ 42,722
1,097 Churchill Downs, Inc. 179,711
99,501 Cooper-Standard Holdings, Inc.
a
1,314,408
2,207 Cracker Barrel Old Country Store,
Inc. 253,055
29,502 Crocs, Inc.
a
1,260,620
3,667 Culp, Inc. 45,544
11,311 D.R. Horton, Inc. 855,451
4,484 Dana, Inc. 55,243
2,972 Darden Restaurants, Inc. 299,399
4,219 Dave & Buster's Entertainment,
Inc.
b
63,960
1,093 Deckers Outdoor Corporation
a
240,471
1,634 Denny's Corporation
a
16,340
3,846 Designer Brands, Inc. 20,884
3,471 Dick's Sporting Goods, Inc. 200,901
1,666 Dine Brands Global, Inc. 90,947
5,560 Domino's Pizza, Inc. 2,364,557
91 Dorman Products, Inc.
a
8,225
71,522 Duluth Holdings, Inc.
a,b
873,999
1,481 Dunkin' Brands Group, Inc. 121,309
1,136 eBay, Inc. 59,186
8,099 Emerald Holding, Inc. 16,522
1,627 Ethan Allen Interiors, Inc. 22,030
16,154 Etsy, Inc.
a
1,964,811
4,681 Express, Inc.
a
2,855
4,508 Extended Stay America, Inc. 53,871
25,569 Five Below, Inc.
a
3,247,263
3,550 Foot Locker, Inc. 117,256
262 Fox Factory Holding Corporation
a
19,474
5,031 Gap, Inc. 85,678
5,183 Genuine Parts Company 493,266
7,472 Goodyear Tire & Rubber Company 57,310
2,850 Grand Canyon Education, Inc.
a
227,829
22,569 Harley-Davidson, Inc. 553,843
1,226 Helen of Troy, Ltd.
a
237,256
21,572 Home Depot, Inc. 5,990,760
421 Hovnanian Enterprises, Inc.
a
13,691
1,977 Jack in the Box, Inc. 156,796
3,998 KB Home 153,483
9,408 Knoll, Inc. 113,460
12,465 Kohl's Corporation 230,976
4,957 L Brands, Inc. 157,682
5,453 Lear Corporation 594,650
31,395 Leggett & Platt, Inc. 1,292,532
3,098 Lithia Motors, Inc. 706,158
17,407 Lowe's Companies, Inc. 2,887,125
4,330 Lululemon Athletica , Inc.
a
1,426,172
7,329 Macy's, Inc.
b
41,775
285 Madison Square Garden Sports
Corporation
a
42,887
3,699 Marcus Corporation 28,593
382 Marriott Vacations Worldwide
Corporation 34,689
12,462 Mattel, Inc.
a
145,805
3,562 McDonald's Corporation 781,823
32 Mercadolibre , Inc.
a
34,639
1,424 Meritage Homes Corporation
a
157,195
8,707 Michaels Companies, Inc.
a
84,066
11,812 Miller Industries, Inc. 361,093
3,383 Modine Manufacturing Company
a
21,144
5,296 Mohawk Industries, Inc.
a
516,837
368 Netflix, Inc.
a
184,011
28,668 NIKE, Inc. 3,598,981
6,786 Nordstrom, Inc.
b
80,889

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Consumer Discretionary (7.0%) - continued
6,442 Norwegian Cruise Line Holdings,
Ltd.
a
$ 110,223
893 NVR, Inc.
a
3,646,226
805 Office Depot, Inc. 15,657
27,870 Ollie's Bargain Outlet Holdings,
Inc.
a
2,434,444
913 Overstock.com, Inc.
a
66,329
2,044 Park Hotels & Resorts, Inc. 20,420
8,931 Party City Holdco, Inc.
a
23,221
11,815 Penn National Gaming, Inc.
a
858,951
54,806 Planet Fitness, Inc.
a
3,377,146
59,725 Playa Hotels and Resorts NV
a
250,248
886 Polaris, Inc. 83,585
493 Pool Corporation 164,928
5,800 PulteGroup, Inc. 268,482
1,334 PVH Corporation 79,560
5,811 Qurate Retail, Inc. 41,723
448 Red Robin Gourmet Burgers, Inc.
a
5,896
35,890 Red Rock Resorts, Inc. 613,719
4,459 RH
a
1,706,103
1,743 Royal Caribbean Cruises, Ltd. 112,824
9,444 Ruth's Hospitality Group, Inc. 104,451
4,324 Sally Beauty Holdings, Inc.
a
37,576
467 SeaWorld Entertainment, Inc.
a
9,209
8,133 Six Flags Entertainment
Corporation 165,100
19,010 Skyline Corporation
a
508,898
11,838 Sleep Number Corporation
a
578,997
15,140 Sony Corporation ADR 1,161,995
6,608 Standard Motor Products, Inc. 295,047
45,254 Stoneridge, Inc.
a
831,316
307 Strategic Education, Inc. 28,081
17,822 Taylor Morrison Home Corporation
a
438,243
7,596 Tenneco, Inc.
a
52,716
2,611 Tesla, Inc.
a
1,120,145
58,530 Texas Roadhouse, Inc. 3,558,039
5,092 Thor Industries, Inc. 485,064
8,702 Toll Brothers, Inc. 423,439
6,098 TopBuild Corporation
a
1,040,868
6,265 Tri Pointe Homes, Inc.
a
113,647
472 Tupperware Brands Corporation
a
9,516
4,361 Ulta Beauty, Inc.
a
976,777
2,430 Urban Outfitters, Inc.
a
50,568
1,270 Vail Resorts, Inc. 271,742
516 Wayfair, Inc.
a
150,161
627 Whirlpool Corporation 115,299
1,252 Williams-Sonoma, Inc. 113,231
9,101 Wingstop , Inc. 1,243,652
711 Workhorse Group, Inc.
a
17,974
1,666 Wyndham Destinations, Inc. 51,246
601 YETI Holdings, Inc.
a
27,237
1,277 Yum! Brands, Inc. 116,590
32,214 Zumiez , Inc.
a
896,193
Total 108,342,169
Consumer Staples (1.4%)
26,878 BJ's Wholesale Club Holdings,
Inc.
a
1,116,781
11,743 Casey's General Stores, Inc. 2,086,144
31,066 Celsius Holdings, Inc.
a
705,509
10,668 Colgate-Palmolive Company 823,036
1,667 Costco Wholesale Corporation 591,785
134,518 Cott Corporation 1,910,156
55,518 e.l.f . Beauty, Inc.
a
1,019,866
34,540 Hain Celestial Group, Inc.
a
1,184,722
9,010 John B. Sanfilippo & Son, Inc. 679,174
Shares Common Stock (48.9%) Value
Consumer Staples (1.4%) - continued
4,810 Kimberly-Clark Corporation $ 710,244
23,511 Lamb Weston Holdings, Inc. 1,558,074
1,031 McCormick & Company, Inc. 200,117
263 Medifast , Inc. 43,250
12,501 Monster Beverage Corporation
a
1,002,580
6,468 PepsiCo, Inc. 896,465
2,570 Philip Morris International, Inc. 192,724
5,182 Procter & Gamble Company 720,246
1,036 Seneca Foods Corporation
a
37,016
2,055 Simply Good Foods Company
a
45,313
2,785 TreeHouse Foods, Inc.
a
112,876
86,877 Turning Point Brands, Inc. 2,423,868
407 Vector Group, Ltd. 3,944
24,204 Wal-Mart Stores, Inc. 3,386,382
Total 21,450,272
Energy (0.8%)
7,965 Abraxas Petroleum Corporation
a
1,163
16,071 Antero Midstream Corporation 86,301
6,486 Apache Corporation 61,422
21,388 Archrock , Inc. 115,067
38,089 BP plc ADR 665,034
10,057 Centennial Resource
Development, Inc.
a
6,058
5,401 ChampionX Corporation
a
43,154
13,795 Chevron Corporation 993,240
11,860 Cimarex Energy Company 288,554
10,238 CNX Resources Corporation
a
96,647
10,526 Concho Resources, Inc. 464,407
10,330 ConocoPhillips 339,237
7,840 Continental Resources, Inc.
b
96,275
8,097 Core Laboratories NV 123,560
2,043 Delek US Holdings, Inc. 22,739
31,507 Devon Energy Corporation 298,056
13,143 Diamondback Energy, Inc. 395,867
15,716 EnLink Midstream, LLC 36,933
26,587 Enterprise Products Partners, LP 419,809
4,943 EOG Resources, Inc. 177,651
21,089 EQT Corporation 272,681
20,506 Equitrans Midstream Corporation 173,481
685 Evolution Petroleum Corporation 1,534
6,246 Exterran Corporation
a
25,983
13,680 Exxon Mobil Corporation 469,634
9,242 Frank's International NV
a
14,233
20,227 Gran Tierra Energy, Inc.
a
4,699
21,581 Halliburton Company 260,051
88,119 Helmerich & Payne, Inc. 1,290,943
5,062 Liberty Oilfield Services, Inc. 40,445
43,930 Marathon Oil Corporation 179,674
20,940 Marathon Petroleum Corporation 614,380
532 Nabors Industries, Ltd. 13,002
10,064 NexTier Oilfield Solutions, Inc.
a
18,618
92,134 Nine Energy Service, Inc.
a
104,111
12,867 Oceaneering International, Inc.
a
45,292
24,499 Patterson-UTI Energy, Inc. 69,822
4,787 PBF Energy, Inc. 27,238
2,300 PDC Energy, Inc.
a
28,509
3,032 Peabody Energy Corporation 6,974
8,561 Pioneer Natural Resources
Company 736,160
5,439 Plains GP Holdings, LP 33,124
2,748 ProPetro Holding Corporation
a
11,157
10,073 QEP Resources, Inc. 9,094
5,568 Range Resources Corporation 36,860
7,227 RPC, Inc.
a
19,079
5,440 Schlumberger, Ltd. 84,646

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Energy (0.8%) - continued
38,232 SEACOR Holdings, Inc.
a
$ 1,111,787
10,645 SM Energy Company 16,926
18,608 Southwestern Energy Company
a
43,729
22,809 Talos Energy, Inc.
a
147,118
5,092 Targa Resources Corporation 71,441
23,276 TechnipFMC plc 146,872
9,447 Valero Energy Corporation 409,244
175,632 WPX Energy, Inc.
a
860,597
Total 12,130,312
Financials (5.4%)
137 1st Source Corporation 4,225
21,030 Aflac, Inc. 764,440
4,719 AG Mortgage Investment Trust,
Inc. 13,024
42,737 Air Lease Corporation 1,257,323
1,242 Alleghany Corporation 646,399
36,163 Ally Financial, Inc. 906,606
1,045 American Equity Investment Life
Holding Company 22,980
23,314 American Express Company 2,337,228
21,979 American Financial Group, Inc. 1,472,153
15,720 American International Group, Inc. 432,772
2,499 Ameriprise Financial, Inc. 385,121
18,829 Ameris Bancorp 428,925
1,513 Aon plc 312,132
9,539 Apollo Commercial Real Estate
Finance, Inc. 85,946
1,069 Argo Group International Holdings,
Ltd. 36,806
17,424 Arthur J. Gallagher & Company 1,839,626
1,722 Artisan Partners Asset
Management, Inc. 67,141
30,420 Associated Banc-Corp 383,900
103,833 Assured Guaranty, Ltd. 2,230,333
5,306 Bancorp, Inc.
a
45,844
68,862 Bank of America Corporation 1,658,886
1,580 Bank of Marin Bancorp 45,757
31,436 Bank of N.T. Butterfield & Son, Ltd. 700,394
3,849 BankFinancial Corporation 27,790
8,254 Banner Corporation 266,274
2,531 Berkshire Hathaway, Inc.
a
538,951
32,510 Berkshire Hills Bancorp, Inc. 328,676
1,580 BlackRock, Inc. 890,409
1,605 Blackstone Mortgage Trust, Inc. 35,262
41,686 Boston Private Financial Holdings,
Inc. 230,107
1,259 Bridge Bancorp, Inc. 21,944
79,696 Bridgewater Bancshares, Inc.
a
756,315
4,405 Brighthouse Financial, Inc.
a
118,539
14,312 BrightSphere Investment Group 184,625
10,132 Brookline Bancorp, Inc. 87,591
1,441 Brown & Brown, Inc. 65,234
2,423 Byline Bancorp, Inc. 27,331
19,497 Capital One Financial Corporation 1,401,054
8,143 Central Pacific Financial
Corporation 110,501
52,568 Charles Schwab Corporation 1,904,539
9,609 Chubb, Ltd. 1,115,797
2,222 Cincinnati Financial Corporation 173,249
8,521 CIT Group, Inc. 150,907
39,694 Citigroup, Inc. 1,711,208
5,389 Citizens Financial Group, Inc. 136,234
6,788 Cohen & Steers, Inc. 378,363
43,887 Columbia Banking System, Inc. 1,046,705
7,510 Comerica, Inc. 287,257
Shares Common Stock (48.9%) Value
Financials (5.4%) - continued
10,548 Community Trust Bancorp, Inc. $ 298,086
1,294 Cullen/Frost Bankers, Inc. 82,751
579 Customers Bancorp, Inc.
a
6,485
289 Diamond Hill Investment Group,
Inc. 36,506
19,392 Discover Financial Services 1,120,470
4,687 East West Bancorp, Inc. 153,452
3,592 Ellington Residential Mortgage
REIT 39,871
790 Encore Capital Group, Inc.
a
30,486
1,786 Enterprise Financial Services
Corporation 48,704
17,017 Essent Group, Ltd. 629,799
16,585 Evercore , Inc. 1,085,654
229,332 Everi Holdings, Inc.
a
1,891,989
14,742 F.N.B. Corporation 99,951
1,875 FactSet Research Systems, Inc. 627,900
1,491 FBL Financial Group, Inc. 71,866
637 Federal Agricultural Mortgage
Corporation 40,551
6,153 Financial Institutions, Inc. 94,756
2,222 First American Financial
Corporation 113,122
3,498 First Bancorp 73,213
22,962 First BanCorp 119,862
44 First Bancshares, Inc. 923
11,476 First Busey Corporation 182,354
591 First Citizens BancShares , Inc. 188,399
4,047 First Commonwealth Financial
Corporation 31,324
16,168 First Financial Bancorp 194,097
3,660 First Financial Corporation 114,924
44,971 First Interstate BancSystem , Inc. 1,432,326
1,665 First Merchants Corporation 38,561
424 First Mid-Illinois Bancshares, Inc. 10,579
7,797 First Midwest Bancorp, Inc. 84,052
486 First of Long Island Corporation 7,198
7,297 First Republic Bank 795,811
983 Flagstar Bancorp, Inc. 29,126
1,555 Flushing Financial Corporation 16,359
52,133 Fulton Financial Corporation 486,401
14,671 Glacier Bancorp, Inc. 470,206
2,028 Goldman Sachs Group, Inc. 407,567
7,293 Granite Point Mortgage Trust, Inc. 51,707
9,503 Great Southern Bancorp, Inc. 344,199
12,274 Great Western Bancorp, Inc. 152,811
12,937 Hamilton Lane, Inc. 835,601
29,147 Hancock Whitney Corporation 548,255
4,885 Hanmi Financial Corporation 40,106
5,103 Hanover Insurance Group, Inc. 475,498
19,759 Hartford Financial Services Group,
Inc. 728,317
50,437 Heartland Financial USA, Inc. 1,512,858
114,299 Heritage Commerce Corporation 760,660
6,816 Hometrust Bancshares, Inc. 92,561
20,141 Hope Bancorp, Inc. 152,769
7,310 Horizon Bancorp, Inc. 73,758
7,321 Houlihan Lokey , Inc. 432,305
8,269 Independent Bank Corporation 103,941
26,062 Interactive Brokers Group, Inc. 1,259,576
652 International Bancshares
Corporation 16,991
28,570 J.P. Morgan Chase & Company 2,750,434
9,650 Julius Baer Group, Ltd. 409,859
25,654 Kemper Corporation 1,714,457
60,354 KeyCorp 720,023

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Financials (5.4%) - continued
8,137 Ladder Capital Corporation $ 57,935
2,754 Lakeland Bancorp, Inc. 27,402
1,744 Lincoln National Corporation 54,640
3,876 Loews Corporation 134,691
939 Markel Corporation
a
914,304
242 MarketAxess Holdings, Inc. 116,545
1,565 Marsh & McLennan Companies,
Inc. 179,505
2,936 Mercantile Bank Corporation 52,907
13,771 Meridian Bancorp, Inc. 142,530
688 Meta Financial Group, Inc. 13,223
18,290 MetLife, Inc. 679,839
4,302 Midland States Bancorp, Inc. 55,281
11,063 MidWestOne Financial Group, Inc. 197,696
495 Moody's Corporation 143,476
29,190 Morgan Stanley 1,411,336
144 Morningstar, Inc. 23,128
3,420 Mr. Cooper Group, Inc.
a
76,334
4,524 MSCI, Inc. 1,614,073
82 National Western Life Group, Inc. 14,987
5,046 Northern Trust Corporation 393,437
4,451 OFG Bancorp 55,459
1,254 Old Republic International
Corporation 18,484
3,248 Old Second Bancorp, Inc. 24,344
12,191 PacWest Bancorp 208,222
471 Peapack -Gladstone Financial
Corporation 7,136
1,361 Peoples Bancorp, Inc. 25,981
25,392 Popular, Inc. 920,968
14,057 Premier Financial Corporation 218,938
13,611 Primerica, Inc. 1,539,949
18,523 Prosight Global, Inc.
a
210,051
7,707 QCR Holdings, Inc. 211,249
37,800 Radian Group, Inc. 552,258
14,823 Raymond James Financial, Inc. 1,078,521
7,073 Redwood Trust, Inc. 53,189
8,521 Reinsurance Group of America,
Inc. 811,114
7,766 S&P Global, Inc. 2,800,420
1,151 Safety Insurance Group, Inc. 79,523
39,628 Santander Consumer USA
Holdings, Inc. 720,833
69,741 Seacoast Banking Corporation of
Florida
a
1,257,430
10,530 SEI Investments Company 534,082
9,906 Selective Insurance Group, Inc. 510,060
152 Signature Bank 12,614
9,326 Simmons First National
Corporation 147,864
1,161 Southside Bancshares, Inc. 28,363
5,251 Starwood Property Trust, Inc. 79,238
8,177 State Auto Financial Corporation 112,516
5,093 Sterling Bancorp 53,578
4,387 SVB Financial Group
a
1,055,600
83,988 Synovus Financial Corporation 1,778,026
7,734 T. Rowe Price Group, Inc. 991,653
1,474 TCF Financial Corporation 34,433
1,384 Territorial Bancorp, Inc. 27,998
2,408 Texas Capital Bancshares, Inc.
a
74,961
9,821 TMX Group, Ltd. 1,010,017
94 Torchmark Corporation 7,511
2,603 Towne Bank 42,689
10,771 TPG RE Finance Trust, Inc. 91,123
2,774 TriCo Bancshares 67,935
46,448 Triumph Bancorp, Inc.
a
1,446,391
Shares Common Stock (48.9%) Value
Financials (5.4%) - continued
23,350 Truist Financial Corporation $ 888,468
8,821 TrustCo Bank Corporation 46,046
6,262 Two Harbors Investment
Corporation 31,874
5,616 United Bankshares , Inc. 120,576
528 Univest Financial Corporation 7,587
16,518 Valley National Bancorp 113,148
548 Walker & Dunlop, Inc. 29,044
719 Washington Federal, Inc. 14,998
2,212 Washington Trust Bancorp, Inc. 67,820
14,447 Webster Financial Corporation 381,545
60,940 Wells Fargo & Company 1,432,699
4,068 WesBanco , Inc. 86,892
64,587 Western Alliance Bancorp 2,042,241
10,899 Western Asset Mortgage Capital
Corporation 22,234
170 Westwood Holdings Group, Inc. 1,894
11,962 Wintrust Financial Corporation 479,078
46,001 Zions Bancorporations NA 1,344,149
Total 84,719,473
Health Care (8.0%)
8,780 Abbott Laboratories 955,527
2,361 AbbVie, Inc. 206,800
1,710 Acadia Healthcare Company, Inc.
a
50,411
63,103 ACADIA Pharmaceuticals, Inc.
a
2,602,999
401 Acceleron Pharma, Inc.
a
45,125
6,200 ADMA Biologics, Inc.
a
14,818
2,801 Adverum Biotechnologies, Inc.
a
28,850
2,617 Agile Therapeutics, Inc.
a
7,956
10,037 Agilent Technologies, Inc. 1,013,135
21,494 Agios Pharmaceuticals, Inc.
a
752,290
3,614 Akebia Therapeutics, Inc.
a
9,071
5,851 Alexion Pharmaceuticals, Inc.
a
669,530
3,912 Align Technology, Inc.
a
1,280,632
1,330 Alkermes plc
a
22,038
3,234 AmerisourceBergen Corporation 313,439
9,659 Amgen, Inc. 2,454,931
23,675 AMN Healthcare Services, Inc.
a
1,384,041
2,537 AnaptysBio , Inc.
a
37,421
1,476 Anavex Life Sciences Corporation
a
6,716
3,845 Anthem, Inc. 1,032,729
5,360 Arena Pharmaceuticals, Inc.
a
400,874
6,762 Argenx SE ADR
a
1,775,160
794 Assembly Biosciences, Inc.
a
13,053
1,696 Atara Biotherapeutics , Inc.
a
21,980
72 Atrion Corporation 45,072
457 AVROBIO, Inc.
a
5,950
23,423 Axonics Modulation Technologies,
Inc.
a,b
1,195,510
383 Axsome Therapeutics, Inc.
a
27,289
3,579 Baxter International, Inc. 287,823
3,172 Becton, Dickinson and Company 738,061
3,255 Biogen, Inc.
a
923,378
30,102 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,956,931
1,080 Bio-Rad Laboratories, Inc.
a
556,697
9,805 Bio- Techne Corporation 2,428,993
941 Bluebird Bio, Inc.
a
50,767
641 Bruker Corporation 25,480
1,964 Cantel Medical Corporation 86,298
51,536 Catalent , Inc.
a
4,414,574
20,370 Centene Corporation
a
1,188,182
19,159 Cerner Corporation 1,385,004
2,708 Charles River Laboratories
International, Inc.
a
613,227

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Health Care (8.0%) - continued
650 Chemed Corporation $ 312,228
7,307 Cigna Holding Company 1,237,879
1,990 Clovis Oncology, Inc.
a
11,602
5,103 CryoLife , Inc.
a
94,252
12,969 CVS Health Corporation 757,390
2,836 CytomX Therapeutics, Inc.
a
18,859
1,912 Danaher Corporation 411,711
425 Deciphera Pharmaceuticals, Inc.
a
21,803
6,097 Dexcom , Inc.
a
2,513,366
4,262 Dynavax Technologies
Corporation
a
18,412
1,203 Editas Medicine, Inc.
a
33,756
34,804 Edwards Lifesciences Corporation
a
2,778,055
3,369 Eli Lilly and Company 498,679
446 Encompass Health Corporation 28,981
7,082 Gilead Sciences, Inc. 447,512
18,820 GlaxoSmithKline plc ADR 708,385
7,534 Global Blood Therapeutics, Inc.
a
415,425
32,289 Guardant Health, Inc.
a
3,609,264
3,655 Haemonetics Corporation
a
318,899
63,674 Halozyme Therapeutics, Inc.
a
1,673,353
7,050 HCA Healthcare, Inc. 878,994
506 HealthStream , Inc.
a
10,155
5,252 Hill-Rom Holdings, Inc. 438,595
4,156 Humana, Inc. 1,720,127
20 ICU Medical, Inc.
a
3,655
402 IDEXX Laboratories, Inc.
a
158,030
4,835 ImmunoGen , Inc.
a
17,406
963 Incyte Corporation
a
86,420
1,151 Insmed , Inc.
a
36,993
13,369 Inspire Medical Systems, Inc.
a
1,725,269
8,227 Insulet Corporation
a
1,946,426
4,997 Intuitive Surgical, Inc.
a
3,545,571
2,497 Invitae Corporation
a
108,245
1,482 Iovance Biotherapeutics , Inc.
a
48,787
4,070 IQVIA Holding, Inc.
a
641,554
7,851 Jazz Pharmaceuticals, Inc.
a
1,119,474
28,847 Johnson & Johnson 4,294,741
1,837 Laboratory Corporation of America
Holdings
a
345,852
37,598 LHC Group, Inc.
a
7,991,831
4,482 Ligand Pharmaceuticals, Inc.
a,b
427,224
1,566 MacroGenics , Inc.
a
39,448
275 Masimo Corporation
a
64,917
29,669 Medtronic plc 3,083,202
35,257 Merck & Company, Inc. 2,924,568
1,041 Mersana Therapeutics, Inc.
a
19,383
2,230 Mesa Laboratories, Inc.
b
568,115
706 Mettler -Toledo International, Inc.
a
681,820
164 Mirati Therapeutics, Inc.
a
27,232
4,431 Molina Healthcare, Inc.
a
811,050
9,477 MyoKardia , Inc.
a
1,291,999
1,448 Myovant Sciences, Ltd.
a
20,344
24,979 Natera , Inc.
a
1,804,483
3,737 National Healthcare Corporation 232,852
1,493 Nektar Therapeutics
a
24,769
860 Neogen Corporation
a
67,295
2,950 Neurocrine Biosciences, Inc.
a
283,672
20,752 Nevro Corporation
a
2,890,754
16,875 Novo Nordisk AS ADR 1,171,631
98,909 Optinose , Inc.
a
385,745
1,390 Orthifix Medical, Inc.
a
43,285
4,023 PerkinElmer, Inc. 504,927
802 Pfizer, Inc. 29,433
14,419 PRA Health Sciences, Inc.
a
1,462,663
666 Precision BioSciences , Inc.
a
4,103
Shares Common Stock (48.9%) Value
Health Care (8.0%) - continued
2,451 Quest Diagnostics, Inc. $ 280,615
2,612 Quidel Corporation
a
573,021
431 Reata Pharmaceuticals, Inc.
a
41,988
8,314 Repligen Corporation
a
1,226,648
148 Replimune Group, Inc.
a
3,407
4,845 Retrophin , Inc.
a
89,439
3,057 Sage Therapeutics, Inc.
a
186,844
3,682 Sarepta Therapeutics, Inc.
a
517,063
28,876 Silk Road Medical, Inc.
a,b
1,940,756
3,542 Spectrum Pharmaceuticals, Inc.
a
14,451
367 STERIS plc 64,662
10,609 Stryker Corporation 2,210,597
565 Surmodics , Inc.
a
21,984
29,928 Syneos Health, Inc.
a
1,590,973
56,251 Tactile Systems Technology, Inc.
a
2,058,224
4,577 Teladoc Health, Inc.
a,b
1,003,461
7,613 Teleflex, Inc. 2,591,617
5,107 Tenet Healthcare Corporation
a
125,173
8,236 Thermo Fisher Scientific, Inc. 3,636,359
1,588 Tilray , Inc.
a
7,702
990 U.S. Physical Therapy, Inc. 86,011
378 uniQure B.V.
a
13,922
768 United Therapeutics Corporation
a
77,568
4,879 UnitedHealth Group, Inc. 1,521,126
5,431 Universal Health Services, Inc. 581,226
15,950 VBI Vaccines, Inc.
a,b
45,617
20,503 Veeva Systems, Inc.
a
5,765,239
7,728 Vertex Pharmaceuticals, Inc.
a
2,102,943
513 Viking Therapeutics, Inc.
a
2,986
1,491 Waters Corporation
a
291,759
160 West Pharmaceutical Services,
Inc. 43,984
3,274 Zimmer Biomet Holdings, Inc. 445,722
28,533 Zoetis, Inc. 4,718,502
8,861 Zymeworks , Inc.
a
412,745
Total 125,215,946
Industrials (6.7%)
1,004 3M Company 160,821
22,763 A.O. Smith Corporation 1,201,886
578 Acuity Brands, Inc. 59,158
3,584 AECOM
a
149,955
1,765 Aegion Corporation
a
24,939
26,157 Aerojet Rocketdyne Holdings, Inc.
a
1,043,403
13,676 AGCO Corporation 1,015,716
5,084 Allegion plc 502,858
89,679 Altra Industrial Motion Corporation 3,315,433
6,230 American Airlines Group, Inc.
b
76,567
16,574 AMETEK, Inc. 1,647,456
49,806 Arconic , Inc. 832,756
52,154 ASGN, Inc.
a
3,314,908
2,056 Avis Budget Group, Inc.
a
54,114
11,452 AZZ, Inc. 390,742
877 Bloom Energy Corporation
a
15,760
4,004 Boeing Company 661,701
13,109 BWX Technologies, Inc. 738,168
5,811 Carlisle Companies, Inc. 711,092
37,680 Carrier Global Corporation 1,150,747
16,708 CBIZ, Inc.
a
382,112
18,029 Chart Industries, Inc.
a
1,266,898
1,223 Cintas Corporation 407,051
10,178 Copart , Inc.
a
1,070,318
1,676 CRA International, Inc. 62,800
12,434 Crane Company 623,316
6,739 CSW Industrials, Inc. 520,588
8,836 CSX Corporation 686,292

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Industrials (6.7%) - continued
26,582 Curtiss-Wright Corporation $ 2,479,037
25,060 Delta Air Lines, Inc. 766,335
1,164 Douglas Dynamics, Inc. 39,809
2,318 Eaton Corporation plc 236,506
10,428 EMCOR Group, Inc. 706,080
11,367 Emerson Electric Company 745,334
9,899 Encore Wire Corporation 459,512
6,368 Expeditors International of
Washington, Inc. 576,431
37 Exponent, Inc. 2,665
12,621 Fluor Corporation 111,191
9,566 Forrester Research, Inc.
a
313,669
32,307 Forward Air Corporation 1,853,776
4,676 FuelCell Energy, Inc.
a
10,007
5,342 Generac Holdings, Inc.
a
1,034,425
12,369 General Dynamics Corporation 1,712,241
4,789 Gorman-Rupp Company 141,084
6,639 Heico Corporation 694,838
25,902 Helios Technologies, Inc. 942,833
16,841 Honeywell International, Inc. 2,772,197
5,250 Hubbell, Inc. 718,410
1,026 ICF International, Inc. 63,130
18,281 IDEX Corporation 3,334,637
2,724 Illinois Tool Works, Inc. 526,304
1,453 JB Hunt Transport Services, Inc. 183,630
36,270 Johnson Controls International plc 1,481,629
5,140 Kansas City Southern 929,466
1,319 L3Harris Technologies, Inc. 224,019
8,175 Landstar System, Inc. 1,025,881
4,177 Lennox International, Inc. 1,138,692
34,146 Lincoln Electric Holdings, Inc. 3,142,798
3,032 Linde Public Limited Company 722,010
5,816 Lockheed Martin Corporation 2,229,156
29,453 Manpower, Inc. 2,159,788
1,546 Masonite International
Corporation
a
152,126
20,648 Mercury Systems, Inc.
a
1,599,394
144,178 Meritor, Inc.
a
3,019,087
31,229 Middleby Corporation
a
2,801,554
2,783 MSC Industrial Direct Company,
Inc. 176,108
15,074 NAPCO Security Technologies,
Inc.
a
354,239
4,657 Nordson Corporation 893,306
6,828 Norfolk Southern Corporation 1,461,124
17,822 Nutrien , Ltd. 699,157
14,695 Old Dominion Freight Line, Inc. 2,658,619
8,580 Otis Worldwide Corporation 535,564
9,004 Parker-Hannifin Corporation 1,821,869
2,541 Quad/Graphics, Inc. 7,699
59,728 Raven Industries, Inc. 1,285,347
17,170 Raytheon Technologies
Corporation 987,962
5,233 Regal-Beloit Corporation 491,222
878 Republic Services, Inc. 81,961
50,009 Ritchie Brothers Auctioneers, Inc. 2,963,033
6,106 Rockwell Automation, Inc. 1,347,472
4,071 Roper Industries, Inc. 1,608,493
2,464 Ryder System, Inc. 104,079
19,024 Saia, Inc.
a
2,399,687
4,960 Simpson Manufacturing Company,
Inc. 481,914
6,172 SiteOne Landscape Supply, Inc.
a
752,675
1,327 Snap-On, Inc. 195,241
62,448 Southwest Airlines Company 2,341,800
270 SP Plus Corporation
a
4,846
Shares Common Stock (48.9%) Value
Industrials (6.7%) - continued
878 Spirit Aerosystems Holdings, Inc. $ 16,603
2,331 Spirit Airlines, Inc.
a
37,529
708 SPX FLOW, Inc.
a
30,317
11,148 Standex International Corporation 659,962
52,074 Summit Materials, Inc.
a
861,304
1,436 Teledyne Technologies, Inc.
a
445,462
1,004 Thermon Group Holdings, Inc.
a
11,275
15,257 Timken Company 827,235
11,686 Toro Company 981,040
28,382 Trex Company, Inc.
a
2,032,151
13,789 TriMas Corporation
a
314,389
1,415 UniFirst Corporation 267,959
3,783 Union Pacific Corporation 744,759
4,169 United Airlines Holdings, Inc.
a
144,873
125 United Parcel Service, Inc. 20,829
26,126 United Rentals, Inc.
a
4,558,987
10,868 Valmont Industries, Inc. 1,349,588
6,079 Verisk Analytics, Inc. 1,126,499
4,511 Waste Connections, Inc. 468,242
2,330 Watsco , Inc. 542,634
40,268 Willdan Group, Inc.
a
1,027,237
4,730 XPO Logistics, Inc.
a
400,442
Total 103,659,969
Information Technology (12.4%)
5,398 Accenture plc 1,219,894
10,069 Adobe, Inc.
a
4,938,140
1,709 ADTRAN, Inc. 17,526
11,298 Advanced Energy Industries, Inc.
a
711,096
14,324 Advanced Micro Devices, Inc.
a
1,174,425
45,649 Agilysys , Inc.
a
1,102,880
10,642 Akamai Technologies, Inc.
a
1,176,367
15,919 Alliance Data Systems Corporation 668,280
1,896 American Software, Inc. 26,620
28,568 Amphenol Corporation 3,093,057
786 Analog Devices, Inc. 91,758
36,819 Anaplan, Inc.
a
2,304,133
5,069 ANSYS, Inc.
a
1,658,729
176,667 Apple, Inc. 20,459,805
944 Aspen Technology, Inc.
a
119,501
6,835 Atlassian Corporation plc
a
1,242,535
1,032 Automatic Data Processing, Inc. 143,954
15,456 Avalara, Inc.
a
1,968,167
1,796 Avnet, Inc. 46,409
11,409 Bandwidth, Inc.
a
1,991,669
7,311 Benchmark Electronics, Inc. 147,317
26,774 Blackline, Inc.
a
2,399,754
37 Broadcom, Ltd. 13,480
3,903 Broadridge Financial Solutions,
Inc. 515,196
444 CACI International, Inc.
a
94,643
501 Cadence Design Systems, Inc.
a
53,422
12,764 CDK Global, Inc. 556,383
15,538 CDW Corporation 1,857,257
1,132 Ceridian HCM Holding, Inc.
a
93,560
83,712 Change Healthcare, Inc.
a
1,214,661
33,927 Ciena Corporation
a
1,346,563
78,140 Cisco Systems, Inc. 3,077,935
11,439 Cognex Corporation 744,679
23,942 Computer Services, Inc. 1,484,404
11,172 Coupa Software, Inc.
a
3,063,809
5,626 Cree, Inc.
a
358,601
5,012 CTS Corporation 110,414
18,047 Descartes Systems Group, Inc.
a
1,028,318
12,399 DocuSign, Inc.
a
2,668,761

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Information Technology (12.4%) - continued
44,008 Dolby Laboratories, Inc. $ 2,916,850
681 Domo, Inc.
a
26,103
30,548 Dropbox, Inc.
a
588,354
977 DSP Group, Inc.
a
12,877
27,614 Elastic NV
a
2,979,274
15,752 Endava plc ADR
a
994,739
2,306 EPAM Systems, Inc.
a
745,484
3,290 ePlus , Inc.
a
240,828
22,281 Euronet Worldwide, Inc.
a
2,029,799
40,911 Eventbrite, Inc.
a,b
443,884
3,855 ExlService Holdings, Inc.
a
254,314
777 eXp World Holdings, Inc.
a
31,344
2,246 F5 Networks, Inc.
a
275,741
1,255 Fair Isaac Corporation
a
533,852
15,830 Five9, Inc.
a
2,052,834
426 FLIR Systems, Inc. 15,272
948 Gartner, Inc.
a
118,453
13,810 Global Payments, Inc. 2,452,380
13,107 Guidewire Software, Inc.
a
1,366,667
19,092 Health Catalyst, Inc.
a,b
698,767
4,953 II-VI, Inc.
a
200,894
8,663 Inphi Corporation
a
972,422
1,737 Intel Corporation 89,942
2,489 InterDigital , Inc. 142,022
360 International Business Machines
Corporation 43,801
2,142 Intuit, Inc. 698,742
1,925 Jack Henry & Associates, Inc. 312,986
4,019 Juniper Networks, Inc. 86,408
63 KLA-Tencor Corporation 12,206
5,434 Lam Research Corporation 1,802,729
61,933 Lattice Semiconductor
Corporation
a
1,793,580
5,800 Littelfuse , Inc. 1,028,572
25,659 Lumentum Holdings, Inc.
a
1,927,761
738 Manhattan Associates, Inc.
a
70,472
1,310 ManTech International Corporation 90,233
24,297 MasterCard, Inc. 8,216,516
838 MaxLinear , Inc.
a
19,475
47,937 Medallia , Inc.
a,b
1,314,432
750 Methode Electronics, Inc. 21,375
417 Microchip Technology, Inc. 42,851
96,800 Microsoft Corporation 20,359,944
1,578 MicroStrategy , Inc.
a
237,584
21,727 MKS Instruments, Inc. 2,373,240
19,068 Monolithic Power Systems, Inc. 5,331,603
1,468 Motorola Solutions, Inc. 230,197
5,821 MTS Systems Corporation 111,239
38,123 National Instruments Corporation 1,360,991
270 NetApp, Inc. 11,837
9,135 Nice, Ltd. ADR
a,b
2,073,919
11,797 Nova Measuring Instruments, Ltd.
a
615,096
6,230 Novanta , Inc.
a
656,268
84,681 Nuance Communications, Inc.
a
2,810,562
11,333 NVIDIA Corporation 6,133,646
25,859 Oracle Corporation 1,543,782
7,143 Palo Alto Networks, Inc.
a
1,748,249
2,254 Paychex, Inc. 179,802
21 Paylocity Holding Corporation
a
3,390
22,600 PayPal Holdings, Inc.
a
4,452,878
13,756 Plexus Corporation
a
971,586
1,250 Progress Software Corporation 45,850
6,363 Proofpoint , Inc.
a
671,615
12,132 Q2 Holdings, Inc.
a
1,107,166
3,362 QAD, Inc. 141,876
4,528 Qorvo , Inc.
a
584,157
Shares Common Stock (48.9%) Value
Information Technology (12.4%) - continued
11,200 QUALCOMM, Inc. $ 1,318,016
356 Qualys , Inc.
a
34,892
6,293 Rogers Corporation
a
617,092
32,892 SailPoint Technologies Holdings,
Inc.
a
1,301,536
6,141 Salesforce.com, Inc.
a
1,543,356
1,004 Samsung Electronics Company,
Ltd. GDR 1,272,996
2,535 ScanSource , Inc.
a
50,269
2,231 Semtech Corporation
a
118,154
14,076 ServiceNow , Inc.
a
6,826,860
1,141 Silicon Laboratories, Inc.
a
111,647
163 Skyworks Solutions, Inc. 23,716
148 Solaredge Technology, Ltd.
a
35,276
20,357 Square, Inc.
a
3,309,030
52,746 STMicroelectronics NV ADR
b
1,618,775
10,793 Synopsys, Inc.
a
2,309,486
4,164 TE Connectivity, Ltd. 406,989
19,844 Texas Instruments, Inc. 2,833,525
184 Tyler Technologies, Inc.
a
64,135
3,897 VeriSign, Inc.
a
798,300
42,551 Visa, Inc. 8,508,923
3,197 VMware, Inc.
a,b
459,313
5,942 WEX, Inc.
a
825,760
30,194 Workiva , Inc.
a
1,683,617
490 Zendesk , Inc.
a
50,431
10,336 Zscaler , Inc.
a
1,454,172
Total 193,982,080
Materials (1.6%)
3,315 AdvanSix , Inc.
a
42,697
497 Air Products and Chemicals, Inc. 148,036
3,186 AptarGroup, Inc. 360,655
1,182 Avery Dennison Corporation 151,107
28,115 Axalta Coating Systems, Ltd.
a
623,310
146 Balchem Corporation 14,254
12,447 Ball Corporation 1,034,595
2,775 Cabot Corporation 99,983
1,522 Carpenter Technology Corporation 27,639
1,648 Celanese Corporation 177,078
27,390 CF Industries Holdings, Inc. 841,147
12,492 Chemours Company 261,208
25,296 Eastman Chemical Company 1,976,123
12,192 Ecolab, Inc. 2,436,449
102,111 Element Solutions, Inc.
a
1,073,187
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
1,360 FMC Corporation 144,038
1,998 Ingevity Corporation
a
98,781
6,281 Innospec , Inc. 397,713
233,406 Ivanhoe Mines, Ltd.
a
848,398
7,750 Kaiser Aluminum Corporation 415,322
1,477 Kraton Performance Polymers,
Inc.
a
26,320
97,954 Louisiana-Pacific Corporation 2,890,623
10,252 Martin Marietta Materials, Inc. 2,412,911
3,385 Materion Corporation 176,122
3,818 Minerals Technologies, Inc. 195,100
6,988 Myers Industries, Inc. 92,451
6,540 Neenah, Inc. 245,054
17,302 Nucor Corporation 776,168
737 Olympic Steel, Inc. 8,372
4,118 PPG Industries, Inc. 502,725
7,971 Quaker Chemical Corporation 1,432,468
633 Reliance Steel & Aluminum
Company 64,591

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Materials (1.6%) - continued
852 RPM International, Inc. $ 70,580
3,449 Ryerson Holding Corporation
a
19,763
727 Scotts Miracle- Gro Company 111,166
3,063 Sensient Technologies Corporation 176,858
845 Sherwin-Williams Company 588,745
25,021 Steel Dynamics, Inc. 716,351
18,074 UFP Technologies, Inc.
a
748,625
13,458 United States Lime & Minerals, Inc. 1,212,566
6,171 United States Steel Corporation 45,295
22,561 W. R. Grace & Company 908,983
1,471 Worthington Industries, Inc. 59,987
Total 24,653,545
Real Estate (2.3%)
27,667 Agree Realty Corporation 1,760,728
3,467 Alexandria Real Estate Equities,
Inc. 554,720
58,787 American Campus Communities,
Inc. 2,052,842
8,775 American Tower Corporation 2,121,181
5,374 Apartment Investment &
Management Company 181,211
4,864 Armada Hoffler Properties, Inc. 45,041
1,736 Ashford Hospitality Trust, Inc. 2,864
3,717 AvalonBay Communities, Inc. 555,097
347 BBX Capital Corporation 4,646
75 Bluerock Residential Growth REIT,
Inc. 569
18,968 Camden Property Trust 1,687,773
6,015 CareTrust REIT, Inc. 107,037
10,195 CBL & Associates Properties, Inc.
a
1,642
42,702 CBRE Group, Inc.
a
2,005,713
20,243 Cedar Realty Trust, Inc. 16,397
17,480 Colliers International Group, Inc. 1,165,741
2,315 Colony Credit Real Estate, Inc. 11,367
3,777 Columbia Property Trust, Inc. 41,207
2,564 Community Healthcare Trust, Inc. 119,893
1,442 Corepoint Lodging, Inc. 7,859
3,343 CoreSite Realty Corporation 397,416
3,186 CoStar Group, Inc.
a
2,703,353
46,987 Cushman and Wakefield plc
a
493,833
16 CyrusOne , Inc. 1,120
3,900 Digital Realty Trust, Inc. 572,364
7,734 Diversified Healthcare Trust 27,224
17,992 Douglas Emmett, Inc. 451,599
17,610 Duke Realty Corporation 649,809
2,136 EastGroup Properties, Inc. 276,249
4,073 EPR Properties 112,008
5,623 Equity Lifestyle Properties, Inc. 344,690
30,649 Essential Properties Realty Trust,
Inc. 561,490
1,788 Essex Property Trust, Inc. 359,013
2,323 Farmland Partners, Inc. 15,471
25,408 First Industrial Realty Trust, Inc. 1,011,238
8,908 FirstService Corporation 1,174,876
20,429 Four Corners Property Trust, Inc. 522,778
3,574 Gaming and Leisure Properties,
Inc. 131,988
5,396 Getty Realty Corporation 140,350
3,184 Gladstone Commercial
Corporation 53,650
208 Gladstone Land Corporation 3,124
1,394 Global Medical REIT, Inc. 18,819
23,764 Healthcare Realty Trust, Inc. 715,772
80,609 Host Hotels & Resorts, Inc. 869,771
8,638 Industrial Logistics Properties Trust 188,913
Shares Common Stock (48.9%) Value
Real Estate (2.3%) - continued
1,927 Innovative Industrial Properties,
Inc. $ 239,160
1,269 Investors Real Estate Trust 82,701
3,031 Jones Lang LaSalle, Inc. 289,945
19,024 Kilroy Realty Corporation 988,487
606 Lamar Advertising Company 40,099
3,356 Lexington Realty Trust 35,070
28,262 Medical Properties Trust, Inc. 498,259
662 MGM Growth Properties LLC 18,523
466 National Health Investors, Inc. 28,086
9,169 National Retail Properties, Inc. 316,422
52,177 National Storage Affiliates Trust 1,706,710
11,451 New Residential Investment
Corporation 91,035
3,598 New Senior Investment Group, Inc. 14,392
13,040 NexPoint Residential Trust, Inc. 578,324
6,047 Omega Healthcare Investors, Inc. 181,047
2,277 One Liberty Properties, Inc. 37,252
1,868 Physicians Realty Trust 33,456
1,214 Plymouth Industrial REIT, Inc. 14,981
1,451 PotlatchDeltic Corporation 61,087
4,727 Preferred Apartment Communities,
Inc. 25,526
20,108 Rayonier, Inc. REIT 531,656
9,369 Realty Income Corporation 569,167
391 Retail Properties of America, Inc. 2,272
17,994 Rexford Industrial Realty, Inc. 823,405
246 RMR Group, Inc. 6,758
18,502 Sabra Health Care REIT, Inc. 255,050
4,408 SBA Communications Corporation 1,403,860
35,731 Service Properties Trust 284,061
8,067 Spirit Realty Capital, Inc. 272,261
5,892 STAG Industrial, Inc. 179,647
5,029 Store Capital Corporation 137,945
135,445 Sunstone Hotel Investors, Inc. 1,075,433
8,572 Terreno Realty Corporation 469,403
6,171 UDR, Inc. 201,236
1,791 UMH Properties, Inc. 24,250
6,427 Uniti Group, Inc. 67,708
88 Universal Health Realty Income
Trust 5,015
4,757 WP Carey, Inc. 309,966
Total 36,140,101
Utilities (0.6%)
1,523 ALLETE, Inc. 78,800
10,437 Alliant Energy Corporation 539,071
2,346 Artesian Resources Corporation 80,867
1,290 Black Hills Corporation 69,002
28,844 CenterPoint Energy, Inc. 558,131
380 Chesapeake Utilities Corporation 32,034
8,738 CMS Energy Corporation 536,601
1,994 Consolidated Water Company,
Ltd. 20,758
1,749 DTE Energy Company 201,205
11,370 Duke Energy Corporation 1,006,927
14,350 Entergy Corporation 1,413,905
1,374 Essential Utilities, Inc. 55,303
14,558 Exelon Corporation 520,594
14,719 FirstEnergy Corporation 422,582
3,393 Hawaiian Electric Industries, Inc. 112,783
1,503 IDACORP, Inc. 120,090
358 Middlesex Water Company 22,250
1,395 National Fuel Gas Company 56,623
5,422 New Jersey Resources
Corporation 146,502

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (48.9%) Value
Utilities (0.6%) - continued
1,495 NextEra Energy, Inc. $ 414,952
783 Northwest Natural Holding
Company 35,540
9,858 NorthWestern Corporation 479,493
5,458 OGE Energy Corporation 163,685
1,250 Otter Tail Corporation 45,213
16,329 PNM Resources, Inc. 674,878
12,898 Portland General Electric
Company 457,879
1,052 South Jersey Industries, Inc. 20,272
2,226 Southwest Gas Holdings, Inc. 140,461
9,838 Spire, Inc. 523,382
7,801 UGI Corporation 257,277
1,540 Unitil Corporation 59,506
Total 9,266,566
Total Common Stock
(cost $566,244,228) 762,366,148
Shares
Registered Investment
Companies ( 39.1% ) Value
Unaffiliated  (0.6%)
9,701 Health Care Select Sector SPDR
Fund 1,023,262
11,882 iShares Dow Jones US Home
Construction Index Fund 673,115
5,412 ProShares Ultra S&P 500
b
397,620
20,730 SPDR S&P 500 ETF Trust 6,942,270
13,530 SPDR S&P Regional Banking ETF 482,750
1,430 Utilities Select Sector SPDR Fund
b
84,913
Total 9,603,930
Affiliated  (38.5%)
4,052,272 Thrivent Core Emerging Markets
Equity Fund
a
41,333,174
6,785,137 Thrivent Core International Equity
Fund 60,184,169
7,868,125 Thrivent Core Low Volatility Equity
Fund 94,496,177
4,700,959 Thrivent Global Stock Portfolio 58,087,872
2,181,096 Thrivent High Yield Portfolio 9,733,796
538,894 Thrivent Income Portfolio 5,977,955
13,123,673 Thrivent International Allocation
Portfolio 117,158,968
826,224 Thrivent International Index
Portfolio
a
9,214,715
3,884,006 Thrivent Large Cap Value Portfolio 62,801,652
1,024,629 Thrivent Limited Maturity Bond
Portfolio 10,286,964
4,586,424 Thrivent Mid Cap Stock Portfolio 84,585,129
2,946,745 Thrivent Small Cap Stock Portfolio 45,389,010
Total 599,249,581
Total Registered Investment
Companies (cost $587,711,969) 608,853,511
Principal
Amount Long-Term Fixed Income ( 4.2% ) Value
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
$ 18,133
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
d
3,074
Sequoia Mortgage Trust
50,301
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
d
38,853
Principal
Amount Long-Term Fixed Income (4.2%) Value
Collateralized Mortgage Obligations (<0.1%) -
continued
WaMu Mortgage Pass Through
Certificates
$ 23,366
3.309%,  9/25/2036, Ser.
2006-AR10, Class 1A2
d
$ 21,998
35,590
3.671%,  10/25/2036, Ser.
2006-AR12, Class 1A1
d
34,374
Total 98,299
Mortgage-Backed Securities (1.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,305,147 3.000%,  3/25/2050 1,368,559
413,273 3.000%,  4/1/2050 433,353
437,352 3.500%,  7/1/2047 462,767
Federal National Mortgage
Association
423,743 4.500%,  5/1/2048 458,916
663,890 3.500%,  10/1/2048 701,462
275,783 3.500%,  6/1/2049 291,724
774,546 3.500%,  8/1/2049 820,155
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,750,000 1.500%,  10/1/2035
e
1,790,059
2,000,000 2.000%,  10/1/2035
e
2,078,125
4,298,000 2.500%,  10/1/2035
e
4,487,381
2,667,000 2.000%,  11/1/2035
e
2,770,123
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
1,125,000 2.000%,  10/1/2050
e
1,162,969
4,150,000 2.500%,  10/1/2050
e,f
4,352,637
2,500,000 2.000%,  11/1/2050
e,f
2,578,198
1,850,000 2.500%,  11/1/2050
e
1,936,339
1,347,491 4.000%,  7/1/2048 1,437,207
1,050,000 3.000%,  10/1/2049
e
1,099,916
Total 28,229,890
U.S. Government & Agencies (2.4%)
U.S. Treasury Bonds
920,000 2.250%,  11/15/2027 1,034,209
5,000,000 2.875%,  5/15/2028 5,882,422
170,000 5.250%,  11/15/2028 233,836
120,000 3.000%,  5/15/2042 159,516
2,413,000 2.500%,  5/15/2046 2,981,092
U.S. Treasury Notes
100,000 2.500%,  2/28/2021 100,965
1,045,000 1.125%,  8/31/2021 1,054,144
1,475,000 1.500%,  9/30/2021 1,494,705
665,000 0.125%,  6/30/2022 664,844
940,000 2.000%,  11/30/2022 977,747
500,000 2.125%,  7/31/2024 536,602
2,330,000 2.250%,  11/15/2024 2,522,953
2,040,000 2.125%,  11/30/2024 2,200,092
640,000 2.625%,  1/31/2026 718,125
15,030,000 2.500%,  2/28/2026 16,787,218
Total 37,348,470
Total Long-Term Fixed Income
(cost $61,414,475) 65,676,659

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
10,537,651 Thrivent Cash Management Trust $ 10,537,651
Total Collateral Held for
Securities Loaned
(cost $10,537,651) 10,537,651
Shares or
Principal
Amount Short-Term Investments ( 9.2% ) Value
Federal Home Loan Bank Discount
Notes
3,600,000 0.064%, 10/7/2020
g,h
3,599,964
1,400,000 0.069%, 10/14/2020
g,h
1,399,970
3,200,000 0.080%, 10/28/2020
g,h
3,199,856
100,000 0.085%, 11/4/2020
g,h
99,993
2,100,000 0.085%, 11/5/2020
g,h
2,099,857
3,300,000 0.090%, 11/6/2020
g,h
3,299,769
800,000 0.060%, 11/10/2020
g,h
799,938
100,000 0.080%, 11/12/2020
g,h
99,992
6,100,000 0.072%, 11/18/2020
g,h
6,099,431
4,500,000 0.070%, 11/19/2020
g,h
4,499,571
6,300,000 0.055%, 11/24/2020
g,h
6,299,338
300,000 0.055%, 12/8/2020
g,h
299,949
7,700,000 0.075%, 12/22/2020
g,h
7,698,422
Thrivent Core Short-Term Reserve
Fund
10,353,769 0.310% 103,537,689
Total Short-Term Investments
(cost $142,978,718) 143,033,739
Total Investments (cost
$1,368,887,041) 102.1% $1,590,467,708
Other Assets and Liabilities, Net
(2.1%) (32,326,369)
Total Net Assets 100.0% $1,558,141,339
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 10,299,833
Total lending $10,299,833
Gross amount payable upon return of
collateral for securities loaned $10,537,651
Net amounts due to counterparty
$237,818
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 42,805,715 42,805,715 – –
Consumer Discretionary 108,342,169 108,342,169 – –
Consumer Staples 21,450,272 21,450,272 – –
Energy 12,130,312 12,130,312 – –
Financials 84,719,473 83,299,597 1,419,876 –
Health Care 125,215,946 125,215,946 – –
Industrials 103,659,969 103,659,969 – –
Information Technology 193,982,080 192,709,084 1,272,996 –
Materials 24,653,545 23,805,146 848,398 1
Real Estate 36,140,101 36,140,101 – –
Utilities 9,266,566 9,266,566 – –
Registered Investment Companies
Unaffiliated 9,603,930 9,603,930 – –
Affiliated 403,236,061 403,236,061 – –
Long-Term Fixed Income
Collateralized Mortgage Obligations 98,299 – 98,299 –
Mortgage-Backed Securities 28,229,890 – 28,229,890 –
U.S. Government & Agencies 37,348,470 – 37,348,470 –
Short-Term Investments 39,496,050 – 39,496,050 –
Subtotal Investments in Securities $1,280,378,848 $1,171,664,868 $108,713,979 $1
Other Investments  * Total
Affiliated Short-Term Investments 103,537,689
Affiliated Registered Investment Companies 196,013,520
Collateral Held for Securities Loaned 10,537,651
Subtotal Other Investments $310,088,860
Total Investments at Value $1,590,467,708
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 365,441 365,441 – –
Total Asset Derivatives $365,441 $365,441 $– $–
Liability Derivatives
Futures Contracts 5,379,159 5,379,159 – –
Call Options Written 14,363 – – 14,363
Total Liability Derivatives $5,393,522 $5,379,159 $– $14,363

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$39,496,050 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 53 December 2020 $ 7,373,796 $ 21,361
CBOT 2-Yr. U.S. Treasury Note 30 December 2020 6,627,280 1,549
CBOT U.S. Long Bond 22 December 2020 3,911,260 (33,072)
CME E-mini Russell 2000 Index 3 December 2020 223,432 2,228
CME E-mini S&P 500 Index 1,607 December 2020 268,994,874 338,326
CME E-mini S&P Mid-Cap 400 Index 3 December 2020 554,793 1,977
CME Euro Foreign Exchange Currency 290 December 2020 42,836,703 (295,516)
CME Ultra Long Term U.S. Treasury Bond 24 December 2020 5,406,443 (82,943)
Eurex Euro STOXX 50 Index 1,168 December 2020 45,357,333 (1,809,480)
ICE mini MSCI EAFE Index 473 December 2020 45,135,027 (1,306,847)
ICE US mini MSCI Emerging Markets Index 1,289 December 2020 71,384,200 (1,230,375)
Total Futures Long Contracts $ 497,805,141 ( $ 4,392,792)
CBOT 5-Yr. U.S. Treasury Note (124) December 2020 ( $ 15,612,994) ( $ 14,881)
CME E-mini Russell 2000 Index (1,291) December 2020 (96,696,151) (412,869)
CME E-mini S&P Mid-Cap 400 Index (958) December 2020 (177,609,921) (185,299)
Ultra 10-Yr. U.S. Treasury Note (20) December 2020 (3,190,561) (7,877)
Total Futures Short Contracts ( $ 293,109,627) ($620,926)
Total Futures Contracts $ 204,695,514 ($5,013,718)
The following table presents Aggressive Allocation Portfolio's options contracts held as of September 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) $ 104.88 October 2020 (1,048,828) ( $ 1,451) $ 2,611
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.85) 102.78
November
2020 (1,907,866) (12,912) (1,927)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($14,363) $684
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $39,200 $– $41,333 4,052 2.7%
Core International Equity 66,155 – – 60,184 6,785 3.9
Core Low Volatility Equity 64,230 30,000 – 94,496 7,868 6.1
Global Stock 57,741 6,627 – 58,088 4,701 3.7
High Yield 10,023 390 – 9,734 2,181 0.6
Income 5,559 157 – 5,978 539 0.4
International Allocation 138,230 5,662 8,000 117,159 13,124 7.5
International Index* – 8,000 – 9,215 826 0.6
Large Cap Value 71,333 2,627 – 62,802 3,884 4.0
Limited Maturity Bond 9,999 167 – 10,287 1,025 0.7
Mid Cap Stock 85,507 3,272 – 84,585 4,586 5.4
Small Cap Stock 50,260 5,371 – 45,389 2,947 2.9
Total Affiliated Registered Investment
Companies
559,037
599,250 38.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 144,108 270,315 310,916 103,538 10,354 6.7
Total Affiliated Short-Term Investments
144,108
103,538 6.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 10,245 163,769 163,476 10,538 10,538 0.7
Total Collateral Held for Securities Loaned
10,245
10,538 0.7
Total Value
$713,390
$713,326
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $2,133 – $–
Core International Equity – (5,971) – –
Core Low Volatility Equity – 266 – –
Global Stock – (6,280) 5,669 957
High Yield – (679) – 390
Income – 262 28 130
International Allocation (7,184) (11,549) 1,932 3,730
International Index* – 1,215 – –
Large Cap Value – (11,158) 1,393 1,234
Limited Maturity Bond – 121 – 167
Mid Cap Stock – (4,194) 2,864 409
Small Cap Stock – (10,242) 5,053 317
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (24) 55 – 939
Total Income/Non Income Cash from Affiliated
Investments $8,273
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 62
Total Affiliated Income from Securities Loaned, Net $62
Total Value $(7,208) $(46,021) $16,939
*   Non-income producing security.

All Cap Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (5.2%)
730 Alphabet, Inc., Class A
a
$ 1,069,888
21,720 Comcast Corporation 1,004,767
12,490 Facebook, Inc.
a
3,271,131
27,950 QuinStreet, Inc.
a
442,728
9,590 Verizon Communications, Inc. 570,509
Total 6,359,023
Consumer Discretionary (10.7%)
1,630 Amazon.com, Inc.
a
5,132,430
1,140 AutoZone, Inc.
a
1,342,509
3,310 Burlington Stores, Inc.
a
682,158
10,870 Canada Goose Holdings, Inc.
a,b
349,688
700 Chipotle Mexican Grill, Inc.
a
870,597
7,090 Dollar Tree, Inc.
a
647,601
990 Domino's Pizza, Inc. 421,027
2,010 Netflix, Inc.
a
1,005,060
180 NVR, Inc.
a
734,962
17,980 Sony Corporation ADR 1,379,965
1,940 Texas Roadhouse, Inc. 117,933
2,973 Wingstop, Inc. 406,260
Total 13,090,190
Consumer Staples (7.5%)
53,330 Alimentation Couche-Tard, Inc. 1,857,168
3,850 Casey's General Stores, Inc. 683,953
20,520 Celsius Holdings, Inc.
a
466,009
15,040 Church & Dwight Company, Inc. 1,409,398
3,850 Costco Wholesale Corporation 1,366,750
18,420 Philip Morris International, Inc. 1,381,316
18,610 Sysco Corporation 1,157,914
28,220 Turning Point Brands, Inc. 787,338
Total 9,109,846
Energy (2.0%)
26,590 BP plc ADR 464,261
17,610 Helmerich & Payne, Inc. 257,986
9,120 Pioneer Natural Resources
Company 784,229
13,380 Valero Energy Corporation 579,622
81,700 WPX Energy, Inc.
a
400,330
Total 2,486,428
Financials (11.8%)
9,880 American Express Company 990,470
17,290 Arch Capital Group, Ltd.
a
505,732
24,660 Assured Guaranty, Ltd. 529,697
37,060 Bank of America Corporation 892,775
15,450 Essent Group, Ltd. 571,805
89,911 Everi Holdings, Inc.
a
741,766
13,900 First Republic Bank 1,515,934
29,170 Hartford Financial Services Group,
Inc. 1,075,206
11,130 Interactive Brokers Group, Inc. 537,913
10,160 Intercontinental Exchange, Inc. 1,016,508
19,100 J.P. Morgan Chase & Company 1,838,757
450 Markel Corporation
a
438,165
24,351 Prosight Global, Inc.
a
276,140
4,640 S&P Global, Inc. 1,673,184
3,010 SVB Financial Group
a
724,266
15,490 Western Alliance Bancorp 489,794
17,730 Zions Bancorporations NA 518,071
Total 14,336,183
Health Care (13.6%)
9,020 Abbott Laboratories 981,647
12,390 AMN Healthcare Services, Inc.
a
724,319
Shares Common Stock (98.3%) Value
Health Care (13.6%) - continued
8,350 BioMarin Pharmaceutical, Inc.
a
$ 635,268
7,260 Catalent, Inc.
a
621,892
12,070 Centene Corporation
a
704,043
10,560 Cigna Holding Company 1,788,970
1,190 Dexcom, Inc.
a
490,554
4,690 Guardant Health, Inc.
a
524,248
5,960 Jazz Pharmaceuticals, Inc.
a
849,836
16,040 Johnson & Johnson 2,388,035
4,960 LHC Group, Inc.
a
1,054,298
19,760 Medtronic plc 2,053,459
25,160 Merck & Company, Inc. 2,087,022
6,250 Syneos Health, Inc.
a
332,250
5,150 Vertex Pharmaceuticals, Inc.
a
1,401,418
Total 16,637,259
Industrials (10.9%)
19,760 Altra Industrial Motion Corporation 730,527
25,500 Arconic, Inc. 426,360
5,710 Carlisle Companies, Inc. 698,733
7,510 Honeywell International, Inc. 1,236,221
8,980 Kansas City Southern 1,623,853
3,070 Lockheed Martin Corporation 1,176,670
20,770 Meritor, Inc.
a
434,924
2,840 Nordson Corporation 544,769
4,860 Parker-Hannifin Corporation 983,372
15,770 Ritchie Brothers Auctioneers, Inc. 934,373
4,660 Roper Industries, Inc. 1,841,213
7,470 Timken Company 405,023
7,070 Toro Company 593,527
3,550 Valmont Industries, Inc. 440,839
6,610 Waste Connections, Inc. 686,118
18,540 Willdan Group, Inc.
a
472,955
Total 13,229,477
Information Technology (26.0%)
4,010 Adobe, Inc.
a
1,966,624
5,140 Akamai Technologies, Inc.
a
568,176
4,910 Alliance Data Systems Corporation 206,122
1,680 ANSYS, Inc.
a
549,746
36,400 Apple, Inc. 4,215,484
6,160 Atlassian Corporation plc
a
1,119,826
5,590 Blackline, Inc.
a
501,032
10,290 Ciena Corporation
a
408,410
17,820 Cisco Systems, Inc. 701,930
9,400 Dolby Laboratories, Inc. 623,032
3,960 Euronet Worldwide, Inc.
a
360,756
4,270 F5 Networks, Inc.
a
524,228
7,010 Five9, Inc.
a
909,057
25,920 Juniper Networks, Inc. 557,280
25,340 Lattice Semiconductor
Corporation
a
733,846
5,290 MasterCard, Inc. 1,788,919
13,610 Microsoft Corporation 2,862,591
16,560 National Instruments Corporation 591,192
24,210 Nuance Communications, Inc.
a
803,530
3,880 NVIDIA Corporation 2,099,934
9,000 PayPal Holdings, Inc.
a
1,773,270
5,640 ServiceNow, Inc.
a
2,735,400
6,145 Snowflake, Inc.
a
1,542,395
10,150 Visa, Inc. 2,029,696
14,810 Xilinx, Inc. 1,543,794
Total 31,716,270
Materials (4.1%)
51,660 Axalta Coating Systems, Ltd.
a
1,145,302
5,210 Ball Corporation 433,055

All Cap Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.3%) Value
Materials (4.1%) - continued
8,130 Berry Plastics Group, Inc.
a
$ 392,841
10,290 CF Industries Holdings, Inc. 316,006
15,490 Eastman Chemical Company 1,210,079
18,460 Element Solutions, Inc.
a
194,015
29,970 Louisiana-Pacific Corporation 884,415
1,710 Martin Marietta Materials, Inc. 402,466
Total 4,978,179
Real Estate (3.7%)
3,390 Alexandria Real Estate Equities,
Inc. 542,400
2,340 AvalonBay Communities, Inc. 349,456
5,900 Camden Property Trust 524,982
12,465 Cousins Properties, Inc. 356,374
2,360 Crown Castle International
Corporation 392,940
15,540 Duke Realty Corporation 573,426
730 Equinix, Inc. 554,895
21,090 Physicians Realty Trust 377,722
4,390 Prologis, Inc. 441,722
5,470 QTS Realty Trust, Inc. 344,719
Total 4,458,636
Utilities (2.8%)
10,600 Duke Energy Corporation 938,736
8,140 Evergy, Inc. 413,675
2,441 NextEra Energy, Inc. 677,524
7,090 NorthWestern Corporation 344,857
11,820 PNM Resources, Inc. 488,521
29,970 Vistra Energy Corporation 565,234
Total 3,428,547
Total Common Stock
(cost $100,673,307) 119,830,038
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
12,930 Materials Select Sector SPDR
Fund 822,865
7,740 SPDR S&P Homebuilders ETF 417,031
Total 1,239,896
Total Registered Investment
Companies (cost $1,095,044) 1,239,896
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
314,150 Thrivent Cash Management Trust 314,150
Total Collateral Held for
Securities Loaned
(cost $314,150) 314,150
Shares Short-Term Investments ( 0.7% ) Value
Thrivent Core Short-Term Reserve
Fund
82,069 0.310% 820,693
Total Short-Term Investments
(cost $819,953) 820,693
Total Investments (cost
$102,902,454) 100.2% $122,204,777
Other Assets and Liabilities, Net
(0.2%) (301,208)
Total Net Assets 100.0% $121,903,569
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
September 30, 2020:
Securities Lending Transactions
Common Stock $ 331,351
Total lending $331,351
Gross amount payable upon return of
collateral for securities loaned $314,150
Net amounts due to counterparty
$(17,201)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

All Cap Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,359,023 6,359,023 – –
Consumer Discretionary 13,090,190 13,090,190 – –
Consumer Staples 9,109,846 7,252,678 1,857,168 –
Energy 2,486,428 2,486,428 – –
Financials 14,336,183 14,336,183 – –
Health Care 16,637,259 16,637,259 – –
Industrials 13,229,477 13,229,477 – –
Information Technology 31,716,270 31,716,270 – –
Materials 4,978,179 4,978,179 – –
Real Estate 4,458,636 4,458,636 – –
Utilities 3,428,547 3,428,547 – –
Registered Investment Companies
Unaffiliated 1,239,896 1,239,896 – –
Subtotal Investments in Securities $121,069,934 $119,212,766 $1,857,168 $–
Other Investments  * Total
Affiliated Short-Term Investments 820,693
Collateral Held for Securities Loaned 314,150
Subtotal Other Investments $1,134,843
Total Investments at Value $122,204,777
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,093 $9,207 $9,478 $821 82 0.7%
Total Affiliated Short-Term Investments
1,093
821 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 330 16 314 314 0.2
Total Collateral Held for Securities Loaned
–
314 0.2
Total Value
$1,093
$1,135
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(2) $1 – $16
Total Income/Non Income Cash from Affiliated
Investments $16
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(2) $1 $–

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 15.2% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 205,275
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 196,859
Hexion, Inc., Term Loan
346,670
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
340,603
Innophos Holdings, Inc., Term
Loan
348,250
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
344,767
Momentive Performance Materials
USA, LLC, Term Loan
332,787
3.410%,  (LIBOR 1M +
3.250%), 5/15/2024
b
318,022
Nouryon USA, LLC, Term Loan
585,425
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
565,983
Pixelle Specialty Solutions, LLC,
Term Loan
681,445
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
678,037
Total 2,444,271
Capital Goods (1.6%)
Advanced Disposal Services, Inc.,
Term Loan
349,272
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
348,399
Asplundh Tree Expert, LLC, Term
Loan
225,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
224,579
Flex Acquisition Company, Inc.
Term Loan
703,126
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
681,153
GFL Environmental, Inc., Term
Loan
908,737
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
903,739
Mauser Packaging Solutions
Holding Company, Term Loan
498,735
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
467,255
Natgasoline, LLC, Term Loan
427,388
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
406,018
Navistar, Inc., Term Loan
755,625
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
748,069
Reynolds Group Holdings, Inc.,
Term Loan
252,727
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
249,348
450,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
441,450
TransDigm, Inc., Term Loan
1,220,775
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,152,106
Principal
Amount Bank Loans (15.2%)
a
Value
Capital Goods (1.6%) - continued
Vertiv Group Corporation, Term
Loan
$ 1,164,150
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,144,360
Total 6,766,476
Communications Services (4.1%)
Altice France SA, Term Loan
338,625
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
322,520
CenturyLink, Inc., Term Loan
1,237,982
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,187,361
CommScope, Inc., Term Loan
905,850
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
881,102
Coral-US Co-Borrower, LLC, Term
Loan
1,440,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,391,069
CSC Holdings, LLC, Term Loan
624,037
2.402%,  (LIBOR 1M +
2.250%), 7/17/2025
b
602,639
1,333,300
2.652%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,290,248
Diamond Sports Group, LLC, Term
Loan
1,035,271
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
798,888
Entercom Media Corporation, Term
Loan
521,204
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
489,280
GCI, LLC, Term Loan
825,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
818,812
Gray Television, Inc., Term Loan
315,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
307,856
HCP Acquisition, LLC, Term Loan
684,779
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
679,787
iHeartCommunications, Inc., Term
Loan
402,970
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
381,500
Mediacom Illinois, LLC, Term Loan
150,890
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
149,381
NEP Group, Inc., Term Loan
707,400
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
606,419
Nexstar Broadcasting, Inc., Term
Loan
860,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
839,936
Nielsen Finance, LLC, Term Loan
279,300
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
278,741
Radiate Holdco, LLC, Term Loan
1,235,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
1,211,844

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Communications Services (4.1%) - continued
SBA Senior Finance II, LLC, Term
Loan
$ 514,835
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
$ 500,852
Terrier Media Buyer, Inc., Term
Loan
421,812
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
410,816
224,438
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
217,985
T-Mobile USA, Inc., Term Loan
862,837
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
861,526
TNS, Inc., Term Loan
282,626
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
280,153
Virgin Media Bristol, LLC, Term
Loan
1,170,000
2.652%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,133,929
WideOpenWest Finance, LLC,
Term Loan
654,014
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
643,079
Windstream Services, LLC, Term
Loan
203,439
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
122,470
Xplornet Communications, Inc.,
Term Loan
204,488
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
200,271
Ziggo Financing Partnership, Term
Loan
760,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
730,124
Total 17,338,588
Consumer Cyclical (2.1%)
1011778 B.C., LLC, Term Loan
1,250,550
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,196,876
Boyd Gaming Corporation, Term
Loan
196,761
2.356%,  (LIBOR 1W +
2.250%), 9/15/2023
b
191,076
Caesars Resort Collection, LLC,
Term Loan
695,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
671,641
Cengage Learning, Inc., Term
Loan
342,380
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
285,398
Four Seasons Hotels, Ltd., Term
Loan
559,028
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
542,956
Golden Entertainment, Inc., Term
Loan
1,032,550
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
987,376
Golden Nugget, LLC, Term Loan
517,017
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
459,597
Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Cyclical (2.1%) - continued
IAA, Inc., Term Loan
$ 217,687
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
$ 213,878
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,117,671
Michaels Stores, Inc., Term Loan
495,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
482,625
Scientific Games International,
Inc., Term Loan
1,805,592
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,694,747
Staples, Inc., Term Loan
192,064
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
180,219
479,335
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
444,732
Stars Group Holdings BV, Term
Loan
502,562
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
500,853
Total 8,969,645
Consumer Non-Cyclical (2.8%)
Bausch Health Americas, Inc.,
Term Loan
1,068,158
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,045,684
Bellring Brands, LLC, Term Loan
204,684
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
204,770
Change Healthcare Holdings, LLC,
Term Loan
409,551
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
400,402
Chobani, LLC, Term Loan
531,720
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
525,074
Dole Food Company, Inc., Term
Loan
409,429
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
402,862
Endo International plc, Term Loan
567,286
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
538,922
Energizer Holdings, Inc., Term
Loan
100,320
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
98,564
Global Medical Response, Inc.,
Term Loan
1,714,990
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,708,833
1,755,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
1,713,863
Grifols Worldwide Operations USA,
Inc., Term Loan
575,650
2.100%,  (LIBOR 1W +
2.000%), 11/15/2027
b
563,061
IQVIA, Inc., Term Loan
144,256
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
142,123

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Consumer Non-Cyclical (2.8%) - continued
JBS USA LUX SA, Term Loan
$ 856,307
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
$ 831,902
Libbey Glass, Inc., Term Loan
299,409
0.000%,PIK 5.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,g,h
46,908
MPH Acquisition Holdings, LLC,
Term Loan
1,440,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,415,318
Ortho-Clinical Diagnostics SA,
Term Loan
1,303,435
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,245,432
Plantronics, Inc., Term Loan
409,649
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
383,874
R.R. Donnelley & Sons Company,
Term Loan
98,744
5.147%,  (LIBOR 1M +
5.000%), 1/15/2024
b
94,053
Sotera Health Holdings, LLC, Term
Loan
452,725
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
450,461
US Foods, Inc., Term Loan
139,273
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
133,702
Total 11,945,808
Energy (0.4%)
BCP Raptor II, LLC, Term Loan
399,937
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
278,624
Buckeye Partners, LP, Term Loan
149,250
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
146,265
Calpine Corporation, Term Loan
591,279
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
574,599
CONSOL Energy, Inc., Term Loan
428,475
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
b
341,709
Illuminate Buyer, LLC, Term Loan
390,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
386,346
Total 1,727,543
Financials (1.4%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
408,618
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
396,642
BPR Nimbus, LLC, Term Loan
650,854
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
525,799
Delos Finance SARL, Term Loan
175,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
170,712
INEOS U.S. Finance, LLC, Term
Loan
139,284
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
135,066
Principal
Amount Bank Loans (15.2%)
a
Value
Financials (1.4%) - continued
Level 3 Financing, Inc., Term Loan
$ 725,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 701,662
MoneyGram International, Inc.,
Term Loan
400,234
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
389,728
NCR Corporation, Term Loan
608,850
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
592,612
Newco Financing Partnership,
Term Loan
560,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
542,640
Northriver Midstream Finance, LP,
Term Loan
584,041
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
563,505
Tronox Finance, LLC, Term Loan
1,235,476
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
1,214,300
UPC Financing Partnership, Term
Loan
560,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
542,640
Vericast Corporation, Term Loan
180,221
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
146,859
Total 5,922,165
Technology (1.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,068,675
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
970,090
Prime Security Services Borrower,
LLC, Term Loan
1,653,300
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,636,469
Rackspace Technology Global,
Inc., Term Loan
1,485,502
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,455,613
SS&C Technologies, Inc., Term
Loan
398,640
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
385,354
282,908
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
273,478
Zayo Group Holdings, Inc., Term
Loan
1,104,450
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,070,334
Total 5,791,338
Transportation (0.4%)
Genesee & Wyoming, Inc., Term
Loan
691,525
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
679,534
SkyMiles IP, Ltd., Term Loan
420,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
422,776

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (15.2%)
a
Value
Transportation (0.4%) - continued
United Airlines, Inc., Term Loan
$ 515,990
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
$ 485,459
Total 1,587,769
Utilities (0.4%)
Advanced Drainage Systems, Inc.,
Term Loan
75,835
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
75,583
Core and Main, LP, Term Loan
481,387
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
470,705
EnergySolutions, LLC, Term Loan
342,125
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
325,874
Pacific Gas & Electric Company,
Term Loan
862,838
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
844,140
Talen Energy Supply, LLC, Term
Loan
247,950
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
244,437
Total 1,960,739
Total Bank Loans
(cost $66,707,831) 64,454,342
Shares Common Stock ( 46.3% ) Value
Communications Services (3.2%)
4,278 Activision Blizzard, Inc. 346,304
1,431 Alphabet, Inc., Class A
i
2,097,274
693 Alphabet, Inc., Class C
i
1,018,433
286 AT&T, Inc. 8,154
73,969 Auto Trader Group plc
j
537,047
12,774 Carsales.com, Ltd. 191,361
28 Charter Communications, Inc.
i
17,482
22,923 Comcast Corporation 1,060,418
100 Daiichikosho Company, Ltd. 3,212
11,557 Deutsche Telekom AG 192,426
13,832 Discovery, Inc., Class A
i,k
301,123
10,214 DISH Network Corporation
i
296,512
4,861 Facebook, Inc.
i
1,273,096
39,000 HKT Trust and HKT, Ltd. 51,765
1,288 Ipsos SA 32,200
3,700 KDDI Corporation 93,061
5,775 Live Nation Entertainment, Inc.
i
311,157
60 Match Group, Inc.
i
6,639
46,867 Mediaset Espana Comunicacion
SA
i
173,573
300 Nintendo Company, Ltd. 170,007
3,200 Nippon Telegraph & Telephone
Corporation 65,333
5,900 NTT DOCOMO, Inc. 216,802
20,718 QuinStreet, Inc.
i
328,173
649 REA Group, Ltd. 51,679
3,458 Rightmove plc 27,956
19,505 Seven West Media, Ltd.
i
1,568
28,900 SoftBank Corporation 322,938
3,000 SoftBank Group Corporation 185,624
13,400 TV Asahi Holdings Corporation 212,799
14,596 Twitter, Inc.
i
649,522
11,157 Uber Technologies, Inc.
i
407,007
24,138 Verizon Communications, Inc. 1,435,970
Shares Common Stock (46.3%) Value
Communications Services (3.2%) - continued
3,664 Walt Disney Company $ 454,629
2,990 Wolters Kluwer NV 255,056
7,754 Zillow Group, Inc.
i
787,341
Total 13,583,641
Consumer Discretionary (5.5%)
1,500 ABC-MART, Inc. 78,099
1,611 Amazon.com, Inc.
i
5,072,604
800 AOKI Holdings, Inc. 4,023
10,883 Aptiv plc 997,753
1,450 ARB Corporation, Ltd. 28,970
3,090 Aristocrat Leisure, Ltd. 67,388
1,700 Autobacs Seven Company, Ltd. 22,143
401 AutoZone, Inc.
i
472,234
28,534 B&M European Value Retail SA 181,911
2,598 Berkeley Group Holdings plc 141,625
270 Booking Holdings, Inc.
i
461,884
1,100 Bridgestone Corporation 34,770
3,221 Bunzl plc 103,995
1,839 Burlington Stores, Inc.
i
378,999
6,415 Callaway Golf Company 122,783
6,940 Cedar Fair, LP 194,806
352 Chipotle Mexican Grill, Inc.
i
437,786
2,100 Chiyoda Company, Ltd. 19,564
197 Churchill Downs, Inc. 32,273
208 Cie Generale des Etablissements
Michelin 22,328
21,700 Citizen Watch Company, Ltd.
i
60,875
1,976 Collins Foods, Ltd. 14,692
11,035 Cooper-Standard Holdings, Inc.
i
145,772
5,900 Crocs, Inc.
i
252,107
4,671 D.R. Horton, Inc. 353,268
553 Darden Restaurants, Inc. 55,709
282 Deckers Outdoor Corporation
i
62,043
8,300 Denso Corporation 363,803
3,135 Dick's Sporting Goods, Inc. 181,454
6,964 Dollarama, Inc. 266,939
4,704 Dometic Group AB
i,j
58,078
281 Domino's Pizza Enterprises, Ltd. 16,067
1,101 Domino's Pizza Group plc 5,181
740 Domino's Pizza, Inc. 314,707
100 Doutor Nichires Holdings
Company, Ltd. 1,519
654 eBay, Inc. 34,073
1,009 Emerald Holding, Inc. 2,058
870 Europris ASA
j
4,460
200 Exedy Corporation 2,605
100 Fast Retailing Company, Ltd. 62,842
898 Five Below, Inc.
i
114,046
38,000 Galaxy Entertainment Group, Ltd. 256,907
373 Grand Canyon Education, Inc.
i
29,818
7,921 GVC Holdings plc
i
99,205
11,425 Harley-Davidson, Inc. 280,369
89 Helen of Troy, Ltd.
i
17,223
212 Hermes International 182,587
5,552 Home Depot, Inc. 1,541,846
15,711 Husqvarna AB 172,761
6,757 Industria de Diseno Textil SA 186,929
749 InterContinental Hotels Group plc
i
39,316
1,200 Izumi Company, Ltd. 43,757
6,278 Leggett & Platt, Inc. 258,465
7,587 Lowe's Companies, Inc. 1,258,380
2,188 Lululemon Athletica, Inc.
i
720,662
49 LVMH Moet Hennessy Louis
Vuitton SE 22,927
2,043 McDonald's Corporation 448,418

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Consumer Discretionary (5.5%) - continued
18 Mercadolibre, Inc.
i
$ 19,485
2,363 Miller Industries, Inc. 72,237
1,294 Mohawk Industries, Inc.
i
126,281
28,149 Moneysupermarket.com Group plc 97,031
220 Netflix, Inc.
i
110,007
7,900 NHK Spring Company, Ltd. 50,582
2,100 Nihon Unisys, Ltd. 66,255
4,171 NIKE, Inc. 523,627
6,500 Nissan Motor Company, Ltd.
i
22,988
230 NVR, Inc.
i
939,118
1,300 Onward Holdings Company, Ltd. 3,368
400 Oriental Land Company, Ltd. 56,098
2,479 Pandox AB
i
28,420
1,517 Planet Fitness, Inc.
i
93,478
1,822 Playa Hotels and Resorts NV
i
7,634
1,500 PLENUS Company, Ltd. 25,899
1,167 Premier Investments, Ltd. 17,348
11,116 Redrow plc
i
57,837
1,899 Restaurant Brands International,
Inc. 109,211
2,256 RH
i,k
863,191
2,400 Rinnai Corporation 234,099
4,000 Sangetsu Company, Ltd. 61,666
200 Sankyo Company, Ltd. 5,237
81 Scandic Hotels Group AB
j
243
4,900 Sekisui House, Ltd. 86,832
600 SHIMAMURA Company, Ltd. 58,286
2,366 Sleep Number Corporation
i
115,721
2,000 Sony Corporation 153,284
6,145 Sony Corporation ADR 471,629
9,056 Stoneridge, Inc.
i
166,359
38,300 Sumitomo Electric Industries, Ltd. 431,156
18,100 Sumitomo Rubber Industries, Ltd. 168,133
2,069 Super Retail Group, Ltd. 15,735
600 Takara Standard Company, Ltd. 8,076
374 Tesla, Inc.
i
160,450
5,686 Texas Roadhouse, Inc. 345,652
2,185 Thule Group AB
j
72,104
700 Toyoda Gosei Company, Ltd. 16,073
900 Toyota Motor Corporation 59,733
113 Wayfair, Inc.
i
32,884
761 Yum! Brands, Inc. 69,479
6,443 Zumiez, Inc.
i
179,244
Total 23,009,976
Consumer Staples (2.1%)
2,300 Arcs Company, Ltd. 59,048
1,400 Asahi Group Holdings, Ltd. 48,794
3,379 BJ's Wholesale Club Holdings,
Inc.
i
140,397
1,486 British American Tobacco plc 53,305
4,843 Bunge, Ltd. 221,325
3,060 Carlsberg AS 412,250
6,136 Colgate-Palmolive Company 473,392
959 Costco Wholesale Corporation 340,445
26,907 Cott Corporation
k
382,079
651 Elior Participations SCA
j
3,023
3,555 ForFarmers BV 21,757
799 Glanbia plc 8,250
16,973 Hain Celestial Group, Inc.
i
582,174
12,700 Japan Tobacco, Inc. 231,696
1,800 John B. Sanfilippo & Son, Inc. 135,684
800 Kao Corporation 60,057
2,000 Kewpie Corporation 41,136
1,955 Kimberly-Clark Corporation 288,675
5,768 Lamb Weston Holdings, Inc. 382,245
Shares Common Stock (46.3%) Value
Consumer Staples (2.1%) - continued
20 Lindt & Spruengli AG $ 168,820
470 L'Oreal SA 152,953
800 Ministop Company, Ltd. 11,245
9,510 Nestle SA 1,131,805
100 Noevir Holdings Company, Ltd. 4,680
3,356 Orkla ASA 33,870
3,720 PepsiCo, Inc. 515,592
1,479 Philip Morris International, Inc. 110,910
2,981 Procter & Gamble Company 414,329
283 Royal Unibrew AS 29,169
3,000 Seven & I Holdings Company, Ltd. 93,210
2,800 Sugi Holdings Company, Ltd. 197,971
2,800 Sundrug Company, Ltd. 105,546
8,478 Turning Point Brands, Inc. 236,536
300 Unicharm Corporation 13,417
1,723 Unilever NV 104,634
10,257 Wal-Mart Stores, Inc. 1,435,057
Total 8,645,476
Energy (1.3%)
15,465 BP plc ADR 270,019
30,631 CGG SA
i
20,429
557 Cheniere Energy, Inc.
i
25,772
5,997 Chevron Corporation 431,784
73 Cimarex Energy Company 1,776
4,189 ConocoPhillips 137,567
515 Core Laboratories NV 7,859
3,774 Diamondback Energy, Inc. 113,673
5,662 Enbridge, Inc. 165,330
34,500 Eneos Holdings, Inc. 123,091
22,592 Eni SPA 176,582
15,481 Enterprise Products Partners, LP 244,445
2,843 EOG Resources, Inc. 102,177
7,636 EQT Corporation 98,734
12,686 Equinor ASA 179,731
6,420 Exxon Mobil Corporation 220,399
384 Gaztransport Et Technigaz SA 36,619
4,114 Gibson Energy, Inc. 66,674
8,928 Halliburton Company 107,582
17,248 Helmerich & Payne, Inc. 252,683
12,356 John Wood Group plc
i
33,924
1,700 Kinder Morgan, Inc. 20,961
450 Lundin Energy AB 8,924
9,041 Marathon Oil Corporation 36,978
8,644 Marathon Petroleum Corporation 253,615
1,300 MPLX, LP 20,462
10,012 Nine Energy Service, Inc.
i
11,314
2,108 OMV AG
i
57,677
1,651 PDC Energy, Inc.
i
20,464
3,975 Pioneer Natural Resources
Company 341,810
18,158 Royal Dutch Shell plc, Class A 226,674
29,400 Royal Dutch Shell plc, Class B 356,537
2,163 SBM Offshore NV 34,504
3,257 Schlumberger, Ltd. 50,679
7,646 SEACOR Holdings, Inc.
i
222,346
2,274 Subsea 7 SA
i
16,344
3,259 TC Energy Corporation 136,817
7,759 Tenaris SA ADR 76,426
10,896 Total SE 374,199
31,973 Tullow Oil plc
i
6,256
4,783 Valero Energy Corporation 207,200
1,003 Washington H. Soul Pattinson and
Company, Ltd. 17,037
1,100 Williams Companies, Inc. 21,615
294 Woodside Petroleum, Ltd. 3,731

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Energy (1.3%) - continued
65,868 WPX Energy, Inc.
i
$ 322,753
Total 5,662,173
Financials (6.3%)
12,794 AB Industrivarden
i
340,240
8,538 Aflac, Inc. 310,356
7,400 AIA Group, Ltd. 73,557
8,547 Air Lease Corporation 251,453
4,406 Allianz SE 845,648
18,270 Ally Financial, Inc. 458,029
3,354 American Express Company 336,238
1,260 American Financial Group, Inc. 84,395
6,396 American International Group, Inc. 176,082
870 Aon plc 179,481
22 Ares Capital Corporation 307
2,439 Arthur J. Gallagher & Company 257,510
4,723 Associated Banc-Corp 59,604
26,915 Assured Guaranty, Ltd. 578,134
820 ASX, Ltd. 47,942
2,785 Baloise Holding AG 410,020
29,323 Bank of America Corporation 706,391
308 Bank of Marin Bancorp 8,920
6,287 Bank of N.T. Butterfield & Son, Ltd. 140,074
1,453 Berkshire Hathaway, Inc.
i
309,402
3,097 Berkshire Hills Bancorp, Inc. 31,311
909 BlackRock, Inc. 512,267
1,091 Blackstone Mortgage Trust, Inc. 23,969
800 Boston Private Financial Holdings,
Inc. 4,416
15,940 Bridgewater Bancshares, Inc.
i
151,271
8,043 Capital One Financial Corporation 577,970
7,555 Charles Schwab Corporation 273,718
3,947 Chubb, Ltd. 458,326
29,632 CI Financial Corporation 375,866
16,251 Citigroup, Inc. 700,581
1,358 Cohen & Steers, Inc. 75,695
8,782 Columbia Banking System, Inc. 209,451
3,054 Comerica, Inc. 116,815
1,614 Commonwealth Bank of Australia 74,270
1,246 Community Trust Bancorp, Inc. 35,212
1,782 Credit Agricole SA
i
15,548
25,900 DBS Group Holdings, Ltd. 380,765
1,754 Deutsche Boerse AG 307,514
6,631 Deutsche Pfandbriefbank AG
i,j
43,963
5,040 Discover Financial Services 291,211
25,881 DnB ASA
i
360,538
2,033 Ellington Residential Mortgage
REIT 22,566
5,347 Euronext NV
j
669,802
3,316 Evercore, Inc. 217,065
21,599 Everi Holdings, Inc.
i
178,192
613 FactSet Research Systems, Inc. 205,281
313 FBL Financial Group, Inc. 15,087
370 Financial Institutions, Inc. 5,698
4,413 First BanCorp 23,036
2,271 First Busey Corporation 36,086
2,733 First Financial Bancorp 32,810
8,995 First Interstate BancSystem, Inc. 286,491
413 First Merchants Corporation 9,565
239 First Mid-Illinois Bancshares, Inc. 5,963
26,095 FlexiGroup, Ltd. 20,338
2,900 FS KKR Capital Corporation 45,994
3,100 FS KKR Capital Corporation II 45,601
6,871 Fulton Financial Corporation 64,106
2,933 Glacier Bancorp, Inc. 94,003
821 Goldman Sachs Group, Inc. 164,996
Shares Common Stock (46.3%) Value
Financials (6.3%) - continued
3,800 Golub Capital BDC, Inc. $ 50,312
1,426 Great Southern Bancorp, Inc. 51,650
749 Great Western Bancorp, Inc. 9,325
277 Groupe Bruxelles Lambert SA 24,972
4,049 Hancock Whitney Corporation 76,162
1,452 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 61,376
8,014 Hartford Financial Services Group,
Inc. 295,396
10,093 Heartland Financial USA, Inc. 302,740
20,235 Heritage Commerce Corporation 134,664
958 Hometrust Bancshares, Inc. 13,010
3,191 Hope Bancorp, Inc. 24,204
1,376 Houlihan Lokey, Inc. 81,253
14,702 HSBC Holdings plc 57,518
239 IGM Financial, Inc. 5,480
433 Independent Bank Corporation 5,443
5,459 Interactive Brokers Group, Inc. 263,833
101,543 Israel Discount Bank, Ltd. 273,932
12,392 J.P. Morgan Chase & Company 1,192,978
7,900 Japan Post Bank Company, Ltd. 61,618
1,200 Japan Post Holdings Company,
Ltd. 8,183
3,970 Julius Baer Group, Ltd. 168,615
6,462 Kemper Corporation 431,855
30,491 KeyCorp 363,758
822 L E Lundbergforetagen AB
i
40,614
646 Lakeland Bancorp, Inc. 6,428
5,209 Laurentian Bank of Canada
k
106,993
474 Markel Corporation
i
461,534
82 MarketAxess Holdings, Inc. 39,490
900 Marsh & McLennan Companies,
Inc. 103,230
2,192 Mediobanca SPA 17,176
8,188 Meridian Bancorp, Inc. 84,746
7,420 MetLife, Inc. 275,801
3,048 MidWestOne Financial Group, Inc. 54,468
14,500 Mitsubishi UFJ Financial Group,
Inc. 57,868
2,460 Mizrahi Tefahot Bank, Ltd. 43,635
285 Moody's Corporation 82,607
11,861 Morgan Stanley 573,479
900 MS and AD Insurance Group
Holdings, Inc. 24,249
4,165 National Bank of Canada 206,881
462 OFG Bancorp 5,756
1,008 Onex Corporation 44,967
10,000 ORIX Corporation 124,903
896 PacWest Bancorp 15,304
2,245 Paragon Banking Group plc 9,625
1,803 Pargesa Holding SA 149,055
266 Peapack-Gladstone Financial
Corporation 4,030
3,252 Popular, Inc. 117,950
2,721 Primerica, Inc. 307,854
214 QCR Holdings, Inc. 5,866
16,295 Radian Group, Inc. 238,070
270 Raiffeisen Bank International AG
i
4,133
4,804 Raymond James Financial, Inc. 349,539
100 Ricoh Leasing Company, Ltd. 2,706
7,287 Royal Bank of Canada 511,630
1,689 S&P Global, Inc. 609,053
7,925 Santander Consumer USA
Holdings, Inc. 144,156
9,753 Seacoast Banking Corporation of
Florida
i
175,847

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Financials (6.3%) - continued
1,752 Selective Insurance Group, Inc. $ 90,210
2,600 Senshu Ikeda Holdings, Inc. 4,341
735 Simmons First National
Corporation 11,653
5,500 Singapore Exchange, Ltd. 37,096
2,700 Sixth Street Specialty Lending, Inc. 46,467
1,507 St. James's Place plc 18,130
1,635 State Auto Financial Corporation 22,498
5,600 Sumitomo Mitsui Financial Group,
Inc. 156,580
13,193 Sun Life Financial, Inc. 537,608
1,154 Swiss Life Holding AG 436,664
12,537 Synovus Financial Corporation 265,408
2,092 T. Rowe Price Group, Inc. 268,236
515 TMX Group, Ltd. 52,964
2,500 Tokio Marine Holdings, Inc. 109,386
717 Topdanmark AS 34,706
14,252 Toronto-Dominion Bank 659,859
9,290 Triumph Bancorp, Inc.
i
289,291
9,580 Truist Financial Corporation 364,519
286 Washington Federal, Inc. 5,966
218 Washington Trust Bancorp, Inc. 6,684
25,045 Wells Fargo & Company 588,808
15,086 Western Alliance Bancorp 477,019
19,066 Zions Bancorporations NA 557,108
Total 26,736,261
Health Care (7.0%)
5,050 Abbott Laboratories 549,591
1,358 AbbVie, Inc. 118,947
2,959 Alexion Pharmaceuticals, Inc.
i
338,598
1,976 Align Technology, Inc.
i
646,863
3,229 Amgen, Inc. 820,683
4,735 AMN Healthcare Services, Inc.
i
276,808
1,852 Anthem, Inc. 497,429
4,700 Astellas Pharmaceutical, Inc. 70,061
2,059 Baxter International, Inc. 165,585
1,526 Becton, Dickinson and Company 355,070
1,307 Biogen, Inc.
i
370,770
2,481 Biohaven Pharmaceutical Holding
Company, Ltd.
i
161,290
3,589 Catalent, Inc.
i
307,434
8,291 Centene Corporation
i
483,614
3,073 Cerner Corporation 222,147
73 Chemed Corporation 35,066
5,000 Chugai Pharmaceutical Company,
Ltd. 224,377
3,013 Cigna Holding Company 510,432
3,199 CSL, Ltd. 660,807
5,350 CVS Health Corporation 312,440
5,600 Daiichi Sankyo Company, Ltd. 171,907
4,829 Danaher Corporation 1,039,829
8,311 Edwards Lifesciences Corporation
i
663,384
1,942 Eli Lilly and Company 287,455
3,313 Gilead Sciences, Inc. 209,348
49,987 GlaxoSmithKline plc 937,136
7,712 GlaxoSmithKline plc ADR 290,280
171 Grifols SA 4,917
7,884 Halozyme Therapeutics, Inc.
i
207,192
2,888 HCA Healthcare, Inc. 360,076
602 Humana, Inc. 249,162
23 IDEXX Laboratories, Inc.
i
9,042
76 Illumina, Inc.
i
23,490
536 Incyte Corporation
i
48,101
1,064 Intuitive Surgical, Inc.
i
754,951
2,217 IQVIA Holding, Inc.
i
349,466
Shares Common Stock (46.3%) Value
Health Care (7.0%) - continued
3,968 Jazz Pharmaceuticals, Inc.
i
$ 565,797
13,560 Johnson & Johnson 2,018,813
1,000 KYORIN Holdings, Inc. 20,271
326 Laboratory Corporation of America
Holdings
i
61,376
2,069 LHC Group, Inc.
i
439,787
65 Lifco AB 5,028
381 LNA Sante 21,155
1,700 M3, Inc. 105,156
154 Masimo Corporation
i
36,353
900 Medipal Holdings Corporation 18,047
13,656 Medtronic plc 1,419,132
14,991 Merck & Company, Inc. 1,243,503
311 Mettler-Toledo International, Inc.
i
300,348
16,436 Novartis AG 1,427,045
12,710 Novo Nordisk AS 880,607
2,431 Novo Nordisk AS ADR 168,784
900 Olympus Corporation 18,716
9,810 Optinose, Inc.
i
38,259
804 PerkinElmer, Inc. 100,910
337 Pfizer, Inc. 12,368
464 Quest Diagnostics, Inc. 53,123
1,322 Quidel Corporation
i
290,020
6,353 Recordati SPA 325,434
4,485 Roche Holding AG 1,536,294
2,121 Sanofi 212,551
1,200 Sawai Pharmaceutical Company,
Ltd. 60,547
1,276 Sonova Holding AG
i
323,358
210 STERIS plc 37,000
3,140 Stryker Corporation 654,282
5,985 Syneos Health, Inc.
i
318,163
100 Sysmex Corporation 9,568
5,735 Tactile Systems Technology, Inc.
i
209,844
5,200 Takeda Pharmaceutical Company,
Ltd. 185,863
295 Tecan Group AG 146,708
658 Teladoc Health, Inc.
i,k
144,260
1,100 Terumo Corporation 43,796
2,483 Thermo Fisher Scientific, Inc. 1,096,294
100 Toho Holdings Company, Ltd. 2,156
500 Tsumura & Company 15,582
2,806 UnitedHealth Group, Inc. 874,827
2,744 Universal Health Services, Inc. 293,663
901 Veeva Systems, Inc.
i
253,352
1,260 Vertex Pharmaceuticals, Inc.
i
342,871
1,292 Zimmer Biomet Holdings, Inc. 175,893
2,952 Zoetis, Inc. 488,172
Total 29,728,824
Industrials (6.6%)
603 3M Company 96,589
7 A.P. Moller - Maersk AS, Class A 10,247
83 A.P. Moller - Maersk AS, Class B 131,213
5,054 Aalberts NV 181,741
294 Aerojet Rocketdyne Holdings, Inc.
i
11,728
2,737 AGCO Corporation 203,277
204 Akzo Nobel NV 20,618
1,854 Allegion plc 183,379
18,214 Altra Industrial Motion Corporation 673,372
6,107 AMETEK, Inc. 607,036
25,220 Arconic, Inc. 421,678
3,594 ASGN, Inc.
i
228,435
12,716 Assa Abloy AB 297,302
11,768 Atlas Copco AB, Class A 561,084
3,578 Atlas Copco AB, Class B 149,324

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Industrials (6.6%) - continued
1,941 Boeing Company $ 320,770
2,182 Canadian National Railway
Company 232,383
2,130 Carlisle Companies, Inc. 260,648
15,364 Carrier Global Corporation 469,217
2,441 CIA De Distribucion Integral 41,667
716 Cintas Corporation 238,306
393 CSW Industrials, Inc. 30,359
3,577 CSX Corporation 277,826
4,747 Curtiss-Wright Corporation 442,705
200 Daikin Industries, Ltd. 36,955
10,176 Delta Air Lines, Inc. 311,182
1,354 Deutsche Post AG 61,439
1,335 Eaton Corporation plc 136,210
6,538 Emerson Electric Company 428,697
1,978 Encore Wire Corporation 91,819
615 Expeditors International of
Washington, Inc. 55,670
7,542 Experian plc 283,387
2,173 Fortive Corporation 165,604
3,440 Forward Air Corporation 197,387
603 Geberit AG 356,750
5,895 General Dynamics Corporation 816,045
289 Gorman-Rupp Company 8,514
2,923 Greenbrier Companies, Inc. 85,936
1,200 GS Yuasa Corporation 20,737
30,312 GWA Group, Ltd. 60,649
1,900 Hanwa Company, Ltd. 38,033
3,354 Heico Corporation 351,030
5,179 Helios Technologies, Inc. 188,516
4,916 Honeywell International, Inc. 809,223
1,803 IDEX Corporation 328,885
1,569 Illinois Tool Works, Inc. 303,146
6,900 Inaba Denki Sangyo Company,
Ltd. 173,312
498 JB Hunt Transport Services, Inc. 62,937
1,212 Jet2 plc 10,493
14,772 Johnson Controls International plc 603,436
4,200 Kamigumi Company, Ltd. 82,763
2,081 Kansas City Southern 376,307
7,400 Kinden Corporation 130,693
6,985 Koninklijke Philips NV
i
329,828
75 Kuehne & Nagel International AG 14,563
541 L3Harris Technologies, Inc. 91,883
1,725 Landstar System, Inc. 216,470
9,629 Legrand SA 769,724
899 Lennox International, Inc. 245,076
3,035 Lincoln Electric Holdings, Inc. 279,341
1,746 Linde Public Limited Company 415,775
1,518 Lockheed Martin Corporation 581,819
5,085 Manpower, Inc. 372,883
27,400 Marubeni Corporation 155,561
15,674 Meritor, Inc.
i
328,214
2,421 Middleby Corporation
i,k
217,188
16,800 Mitsubishi Corporation 402,114
12,500 Mitsubishi Electric Corporation 169,615
2,700 Mitsuboshi Belting, Ltd. 43,937
24,400 Mitsui & Company, Ltd. 419,261
3,015 NAPCO Security Technologies,
Inc.
i
70,852
6,429 National Express Group plc
i
12,636
100 Nikkon Holdings Company, Ltd. 2,168
300 Nishimatsu Construction
Company, Ltd. 5,959
10,200 Nitto Kogyo Corporation 202,687
4,798 Nobina AB
i,j
31,541
Shares Common Stock (46.3%) Value
Industrials (6.6%) - continued
523 Nordson Corporation $ 100,322
974 Norfolk Southern Corporation 208,426
9,025 Nutrien, Ltd. 354,051
2,590 Old Dominion Freight Line, Inc. 468,583
3,477 Otis Worldwide Corporation 217,034
14,713 PageGroup plc
i
70,927
3,248 Parker-Hannifin Corporation 657,200
3,807 Patrick Industries, Inc. 218,979
11,949 Raven Industries, Inc. 257,142
6,964 Raytheon Technologies
Corporation 400,709
2,000 Recruit Holdings Company, Ltd. 79,431
3,906 Redde Northgate plc 9,298
29,981 RELX plc 667,322
3,226 Ritchie Brothers Auctioneers, Inc. 191,140
2,478 Rockwell Automation, Inc. 546,845
1,801 Saia, Inc.
i
227,178
1,561 Sandvik AB
i
30,526
200 Sanwa Holdings Corporation 2,121
6,770 Schneider Electric SE 841,509
7,773 SEEK, Ltd. 119,910
4,784 Signify NV
i,j
176,947
3,438 SKF AB 70,928
90,800 Sojitz Corporation
k
206,063
15,645 Southwest Airlines Company 586,687
1,598 Spirax-Sarco Engineering plc 227,559
505 Spirit Aerosystems Holdings, Inc. 9,550
1,034 Stanley Black & Decker, Inc. 167,715
115 Stantec, Inc. 3,492
20,400 Sumitomo Corporation 245,912
700 Taikisha, Ltd. 19,416
300 Taisei Corporation 10,154
246 Teledyne Technologies, Inc.
i
76,312
1,605 TFI International, Inc. 67,115
7,718 Timken Company 418,470
2,600 Toppan Forms Company, Ltd. 24,751
2,814 Transcontinental, Inc.
k
34,743
7,622 Transurban Group 77,827
2,500 Tsubakimoto Chain Company 58,813
1,880 Tutor Perini Corporation
i
20,924
2,170 Union Pacific Corporation 427,208
72 United Parcel Service, Inc. 11,997
5,074 United Rentals, Inc.
i
885,413
1,067 Valmont Industries, Inc. 132,500
1,566 Verisk Analytics, Inc. 290,195
1,600 Yuasa Trading Company, Ltd. 50,001
Total 28,015,099
Information Technology (9.4%)
3,105 Accenture plc 701,699
2,094 Adobe, Inc.
i
1,026,960
2,258 Advanced Energy Industries, Inc.
i
142,119
18,343 Advanced Micro Devices, Inc.
i
1,503,943
800 Advantest Corporation 38,912
9,125 Agilysys, Inc.
i
220,460
5,502 Akamai Technologies, Inc.
i
608,191
5,754 Alliance Data Systems Corporation 241,553
4,749 Amphenol Corporation 514,174
439 Analog Devices, Inc. 51,249
2,275 ANSYS, Inc.
i
744,448
46,871 Apple, Inc. 5,428,130
235 ASM International NV 33,686
1,955 ASML Holding NV 722,129
594 Automatic Data Processing, Inc. 82,857
100 Azbil Corporation 3,747

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Information Technology (9.4%) - continued
1,556 BE Semiconductor Industries NV $ 66,709
2,447 Blackline, Inc.
i
219,325
1,284 Broadcom, Ltd. 467,787
1,113 Broadridge Financial Solutions,
Inc. 146,916
287 Cadence Design Systems, Inc.
i
30,603
3,800 Canon, Inc. 63,029
547 Capgemini SA 70,178
1,825 CDW Corporation 218,142
9,550 CGI, Inc.
i
648,214
16,743 Change Healthcare, Inc.
i
242,941
10,709 Ciena Corporation
i
425,040
33,763 Cisco Systems, Inc. 1,329,925
500 Computer Engineering &
Consulting, Ltd. 7,758
4,788 Computer Services, Inc. 296,856
14,638 Computershare, Ltd. 129,498
818 Dialog Semiconductor plc
i
35,653
4,413 Dolby Laboratories, Inc. 292,494
15,451 Dropbox, Inc.
i
297,586
600 DTS Corporation 12,769
334 Fair Isaac Corporation
i
142,077
3,500 Fuji Soft, Inc. 180,480
570 Gartner, Inc.
i
71,221
24,309 Halma plc 734,424
1,800 Hitachi, Ltd. 60,947
1,500 Hoya Corporation 169,374
2,325 II-VI, Inc.
i
94,302
997 Intel Corporation 51,625
207 International Business Machines
Corporation 25,186
1,232 Intuit, Inc. 401,891
600 ITOCHU Techno-Solutions
Corporation 22,761
372 Jack Henry & Associates, Inc. 60,483
500 Japan Material Company, Ltd. 7,010
100 Kanematsu Electronics, Ltd. 4,062
700 Keyence Corporation 327,235
727 Lam Research Corporation 241,182
600 Lasertec Corporation 49,319
6,016 Lattice Semiconductor
Corporation
i
174,223
1,084 Littelfuse, Inc. 192,237
971 Lumentum Holdings, Inc.
i
72,951
5,492 MasterCard, Inc. 1,857,230
2,023 Microchip Technology, Inc. 207,883
7,603 Micron Technology, Inc.
i
357,037
26,190 Microsoft Corporation 5,508,543
423 Motorola Solutions, Inc. 66,331
500 Murata Manufacturing Company,
Ltd. 32,514
7,624 National Instruments Corporation 272,177
11,100 NEC Networks & System
Integration Corporation 213,369
1,600 Nice, Ltd. ADR
i,k
363,248
500 NS Solutions Corporation 15,406
900 NSD Company, Ltd. 17,677
300 NTT Data Corporation 3,839
34,677 Nuance Communications, Inc.
i
1,150,930
1,968 NVIDIA Corporation 1,065,121
100 OBIC Company, Ltd. 17,586
1,605 ON Semiconductor Corporation
i
34,812
12,368 Oracle Corporation 738,370
600 Oracle Corporation Japan 64,786
500 Otsuka Corporation 25,551
1,353 Paychex, Inc. 107,929
Shares Common Stock (46.3%) Value
Information Technology (9.4%) - continued
3,661 PayPal Holdings, Inc.
i
$ 721,327
2,750 Plexus Corporation
i
194,232
4,619 QUALCOMM, Inc. 543,564
1,600 Ryoyo Electro Corporation
k
44,445
1,556 Sage Group plc 14,460
906 Salesforce.com, Inc.
i
227,696
406 Samsung Electronics Company,
Ltd. GDR 514,777
519 SAP SE 80,818
1,328 ServiceNow, Inc.
i
644,080
91 Skyworks Solutions, Inc. 13,240
2,934 Square, Inc.
i
476,922
1,812 Synopsys, Inc.
i
387,732
615 Technology One, Ltd. 3,523
183 Teradyne, Inc. 14,541
9,528 Texas Instruments, Inc. 1,360,503
1,800 TIS, Inc. 38,232
800 Tokyo Electron, Ltd. 209,004
683 VeriSign, Inc.
i
139,913
7,688 Visa, Inc. 1,537,369
1,307 VMware, Inc.
i,k
187,777
3,421 Workiva, Inc.
i
190,755
105 Worldline SA
i,j
8,598
Total 39,822,517
Materials (2.2%)
3,051 Air Liquide SA 483,616
285 Air Products and Chemicals, Inc. 84,890
8,300 Air Water, Inc. 112,255
11,531 Axalta Coating Systems, Ltd.
i
255,642
6,288 Ball Corporation 522,658
6,331 BHP Group, Ltd. 163,553
1,095 Buzzi Unicem SPA 25,441
3,597 Centamin plc 9,391
11,162 CF Industries Holdings, Inc. 342,785
87 Christian Hansen Holding AS 9,657
2,908 Croda International plc 234,577
6,333 Eastman Chemical Company 494,734
3,249 Ecolab, Inc. 649,280
20,425 Element Solutions, Inc.
i
214,667
118 EMS-CHEMIE Holding AG 106,019
280 Eramet SA
i
7,067
48 Givaudan SA 207,255
9,221 Granges AB
i
82,303
14,275 Hexpol AB
i
127,692
11,212 Hochschild Mining plc
i
31,616
1,308 Holmen AB 48,533
202 IAMGOLD Corporation
i
774
407 IMCD NV 48,407
45,112 Ivanhoe Mines, Ltd.
i
163,976
5,194 Koninklijke DSM NV 855,102
7,500 Kyoei Steel, Ltd. 96,402
1,000 Lintec Corporation 23,285
12,641 Louisiana-Pacific Corporation 373,036
439 Martin Marietta Materials, Inc. 103,323
100 Nippon Steel Trading Corporation 2,857
612 Novozymes AS 38,466
5,969 Nucor Corporation 267,769
5,081 Ramelius Resources, Ltd. 7,674
2,279 Rio Tinto plc 137,134
2,510 Rio Tinto, Ltd. 171,437
18,868 Sandfire Resources, Ltd. 55,760
486 Sherwin-Williams Company 338,616
300 Shin-Etsu Chemical Company, Ltd. 39,256
1,520 Sika AG 373,239

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (46.3%) Value
Materials (2.2%) - continued
6,518 Silver Lake Resources, Ltd.
i
$ 10,941
10,377 Steel Dynamics, Inc. 297,093
20,800 Sumitomo Chemical Company,
Ltd. 68,847
2,478 Symrise AG 342,270
1,300 Taiyo Holdings Company, Ltd. 68,074
5,500 Toagosei Company, Ltd. 58,944
38,200 Toray Industries, Inc. 174,765
3,700 Ube Industries, Ltd. 62,483
3,614 UFP Technologies, Inc.
i
149,692
2,690 United States Lime & Minerals, Inc. 242,369
4,391 W. R. Grace & Company 176,913
348 Wacker Chemie AG 33,772
3,066 Yara International ASA 117,979
Total 9,114,286
Real Estate (2.0%)
1,753 Agree Realty Corporation 111,561
1,754 Alexandria Real Estate Equities,
Inc. 280,640
4,760 Allied Properties REIT 128,156
6,534 Alstria Office REIT AG 90,857
14,953 American Campus Communities,
Inc. 522,159
1,437 American Tower Corporation 347,366
91,904 Ascendas REIT 219,920
1,523 AvalonBay Communities, Inc. 227,445
4,008 Camden Property Trust 356,632
5,595 Castellum AB 127,086
3,948 CBRE Group, Inc.
i
185,438
5,436 Choice Properties REIT 52,174
189 Cofinimmo SA 28,420
3,495 Colliers International Group, Inc. 233,082
418 Community Healthcare Trust, Inc. 19,546
2,400 Daito Trust Construction Company,
Ltd. 212,748
1,970 Digital Realty Trust, Inc. 289,117
9,101 Douglas Emmett, Inc. 228,435
8,906 Duke Realty Corporation 328,631
629 EastGroup Properties, Inc. 81,349
1,997 Entra ASA
j,k
28,064
6,189 Essential Properties Realty Trust,
Inc. 113,382
444 Essex Property Trust, Inc. 89,151
4,870 First Industrial Realty Trust, Inc. 193,826
5,388 Four Corners Property Trust, Inc. 137,879
2 Frontier Real Estate Investment
Corporation 6,813
3 Fukuoka REIT Corporation 3,896
786 Getty Realty Corporation 20,444
7,059 Granite REIT 409,688
2 Hankyu REIT, Inc. 2,329
3,323 Healthcare Realty Trust, Inc. 100,089
37,038 Host Hotels & Resorts, Inc. 399,640
8,000 Hysan Development Company,
Ltd. 24,059
497 Industrial Logistics Properties Trust 10,869
43 Invesco Office J-Reit, Inc. 5,957
1,110 iSTAR Financial, Inc. 13,109
20 Japan Hotel REIT Investment
Corporation 9,882
4 Japan Prime Realty Investment
Corporation 12,411
1,250 Kilroy Realty Corporation 64,950
1,372 Kungsleden AB 12,988
241 LEG Immobilien AG 34,352
Shares Common Stock (46.3%) Value
Real Estate (2.0%) - continued
3,517 Lexington Realty Trust $ 36,753
25,800 Mapletree Commercial Trust 37,064
14 Mori Trust Sogo REIT, Inc. 17,708
7,802 National Storage Affiliates Trust 255,203
13 Nomura Real Estate Master Fund,
Inc. 16,286
690 Plymouth Industrial REIT, Inc. 8,515
4,125 PSP Swiss Property AG 498,303
10,169 Quebecor, Inc. 254,387
4,021 Rayonier, Inc. REIT 106,315
3,263 Realty Income Corporation 198,227
19,000 Road King Infrastructure, Ltd. 22,705
2,077 Service Properties Trust 16,512
1,151 Spirit Realty Capital, Inc. 38,846
27,093 Sunstone Hotel Investors, Inc. 215,118
15,470 TAG Immobilien AG 466,483
1,715 Terreno Realty Corporation 93,913
187 UDR, Inc. 6,098
15 United Urban Investment
Corporation 16,691
3,090 Waypoint REIT, Ltd. 6,039
41,100 Wing Tai Holdings, Ltd. 52,527
1,504 WP Carey, Inc. 98,001
Total 8,226,234
Utilities (0.7%)
5,272 Alliant Energy Corporation 272,299
14,573 CenterPoint Energy, Inc. 281,988
4,415 CMS Energy Corporation 271,125
4,680 Duke Energy Corporation 414,461
9,335 Enagas SA 215,389
4,052 Enel SPA 35,155
6,699 Entergy Corporation 660,052
5,796 Exelon Corporation 207,265
6,018 FirstEnergy Corporation 172,777
604 NextEra Energy, Inc. 167,646
640 Northland Power, Inc. 19,360
1,970 NorthWestern Corporation 95,821
3,265 PNM Resources, Inc. 134,942
2,579 Portland General Electric
Company 91,554
1,578 Spire, Inc. 83,950
262 Unitil Corporation 10,124
Total 3,133,908
Total Common Stock
(cost $166,321,204) 195,678,395
Principal
Amount Long-Term Fixed Income ( 25.2% ) Value
Asset-Backed Securities (2.0%)
522 Funding CLO, Ltd.
$ 225,000
4.098%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e,j
225,000
Babson CLO, Ltd.
300,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,j
267,924
Benefit Street Partners CLO IV, Ltd.
300,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,j
298,603
Business Jet Securities, LLC
330,221
4.447%,  6/15/2033, Ser.
2018-2, Class A
j
330,161

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Asset-Backed Securities (2.0%) - continued
Cent CLO, LP
$ 850,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,j
$ 831,031
College Ave Student Loans, LLC
191,222
1.798%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,j
191,808
Foundation Finance Trust
124,751
3.300%,  7/15/2033, Ser.
2017-1A, Class A
j
126,852
Harley Marine Financing, LLC
439,124
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
j
393,659
Madison Park Funding XIV, Ltd.
500,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,j
489,500
OHA Credit Funding 1, Ltd.
390,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,j
386,077
OZLM Funding II, Ltd.
785,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,j
771,997
OZLM IX, Ltd.
425,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,j
421,303
Palmer Square Loan Funding, Ltd.
300,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,j
300,013
Park Avenue Institutional Advisers
CLO, Ltd.
800,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,j
792,455
Pretium Mortgage Credit Partners,
LLC
454,128
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
j,l
453,218
Riserva CLO, Ltd.
350,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,j
346,978
Sound Point CLO X, Ltd.
400,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,j
382,519
Sound Point CLO XXI, Ltd.
800,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,j
769,409
THL Credit Wind River CLO, Ltd.
350,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,j
329,730
Vericrest Opportunity Loan
Transferee
353,740
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
j,l
354,142
Total 8,462,379
Principal
Amount Long-Term Fixed Income (25.2%) Value
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
$ 17,000 1.500%,  10/15/2025 $ 17,631
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
j
99,009
BWAY Holding Company
90,000 5.500%,  4/15/2024
j
90,319
Cleveland-Cliffs, Inc.
60,000 5.750%,  3/1/2025 55,800
50,000 9.875%,  10/17/2025
j
55,812
EI du Pont de Nemours &
Company
34,000 1.700%,  7/15/2025 35,257
First Quantum Minerals, Ltd.
110,000 7.500%,  4/1/2025
j
108,802
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 91,125
90,000 4.250%,  3/1/2030 92,250
Kinross Gold Corporation
44,000 5.125%,  9/1/2021 45,274
Krayton Polymers, LLC
120,000 7.000%,  4/15/2025
j
122,400
Methanex Corporation
130,000 5.250%,  12/15/2029 128,538
Mosaic Company
15,000 3.250%,  11/15/2022 15,675
Norbord, Inc.
130,000 5.750%,  7/15/2027
j
137,319
Novelis Corporation
150,000 5.875%,  9/30/2026
j
154,125
40,000 4.750%,  1/30/2030
j
39,039
Nucor Corporation
17,000 2.000%,  6/1/2025 17,752
Olin Corporation
150,000 5.125%,  9/15/2027 148,500
Peabody Securities Finance
Corporation
110,000 6.375%,  3/31/2025
j
44,000
Steel Dynamics, Inc.
21,000 2.400%,  6/15/2025 21,906
Syngenta Finance NV
71,000 3.933%,  4/23/2021
j
71,916
Tronox Finance plc
130,000 5.750%,  10/1/2025
j
128,050
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
j
68,897
Total 1,789,396
Capital Goods (0.9%)
AECOM
200,000 5.125%,  3/15/2027 216,024
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
j
159,573
Ardagh Packaging Finance plc
61,000 6.000%,  2/15/2025
j
63,336
100,000 5.250%,  8/15/2027
j
101,900
Berry Global, Inc.
80,000 4.875%,  7/15/2026
j
83,900
Caterpillar Financial Services
Corporation
53,000 1.900%,  9/6/2022 54,494
48,000 1.950%,  11/18/2022 49,573
35,000 1.450%,  5/15/2025 36,148
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
j
162,159

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Capital Goods (0.9%) - continued
Cintas Corporation No. 2
$ 64,000 2.900%,  4/1/2022 $ 66,200
CNH Industrial Capital, LLC
64,000 4.875%,  4/1/2021 65,235
20,000 1.950%,  7/2/2023 20,325
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,800
25,000 5.000%,  9/1/2030 25,233
Crown Americas Capital
Corporation IV
130,000 4.500%,  1/15/2023 134,875
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 59,444
General Electric Company
260,000 5.000%,  1/21/2021
b,m
207,158
Greenbrier Companies, Inc.,
Convertible
47,000 2.875%,  2/1/2024 42,993
H&E Equipment Services, Inc.
135,000 5.625%,  9/1/2025 140,738
Honeywell International, Inc.
35,000 1.350%,  6/1/2025 36,068
Huntington Ingalls Industries, Inc.
31,000 3.844%,  5/1/2025
j
34,056
Jeld-Wen, Inc.
80,000 4.625%,  12/15/2025
j
80,400
John Deere Capital Corporation
47,000 1.200%,  4/6/2023 47,919
48,000 2.050%,  1/9/2025 50,861
KBR, Inc., Convertible
246,000 2.500%,  11/1/2023 277,365
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 49,367
PACCAR Financial Corporation
33,000 2.650%,  4/6/2023 34,785
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 74,931
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 76,730
Raytheon Technologies
Corporation
41,000 2.800%,  3/15/2022
j
42,270
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,184
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
j
243,000
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 34,897
35,000 1.000%,  9/15/2025 35,088
Standard Industries, Inc.
160,000 4.375%,  7/15/2030
j
164,042
TransDigm, Inc.
50,000 6.250%,  3/15/2026
j
52,428
180,000 5.500%,  11/15/2027 172,989
TTM Technologies, Inc.,
Convertible
70,000 1.750%,  12/15/2020 82,729
United Rentals North America, Inc.
250,000 4.000%,  7/15/2030 255,625
United Technologies Corporation
78,000 3.950%,  8/16/2025 88,672
WESCO Distribution, Inc.
80,000 7.250%,  6/15/2028
j
87,654
Principal
Amount Long-Term Fixed Income (25.2%) Value
Capital Goods (0.9%) - continued
WW Grainger, Inc.
$ 30,000 1.850%,  2/15/2025 $ 31,417
Total 3,903,585
Collateralized Mortgage Obligations (4.2%)
Antler Mortgage Trust
379,833
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
j
380,864
710,096
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
j
711,598
Banc of America Alternative Loan
Trust
218,801
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 209,044
Banc of America Mortgage
Securities Trust
188,167
3.373%,  9/25/2035, Ser.
2005-H, Class 3A1
b
176,154
54,169
3.613%,  9/25/2035, Ser.
2005-H, Class 2A1
b
50,588
Bear Stearns Adjustable Rate
Mortgage Trust
77,119
3.564%,  1/25/2034, Ser.
2003-8, Class 5A
b
74,197
Bellemeade Re, Ltd.
298,692
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,j
295,753
150,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,j
150,308
200,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,j
202,726
200,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,j
200,233
CHL Mortgage Pass-Through Trust
242,401
3.400%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
205,715
113,961
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
112,832
404,290
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 323,200
CIM Trust
258,618
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,j
272,597
Citigroup Mortgage Loan Trust,
Inc.
309,143
3.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
299,417
Countrywide Alternative Loan Trust
271,426
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 151,887
Countrywide Home Loan
Mortgage Pass Through Trust
142,567
3.457%,  11/25/2035, Ser.
2005-22, Class 2A1
b
132,047
Credit Suisse First Boston
Mortgage Securities Corporation
102,451
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 102,578

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
Credit Suisse Mortgage Capital
Certificates
$ 95,939
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
j,l
$ 95,980
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
204,013
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 209,405
145,428
2.404%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
138,009
Eagle Re, Ltd.
300,782
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,j
298,800
Federal Home Loan Mortgage
Corporation
799,766
3.500%,  8/15/2035, Ser.
345, Class C8
n
86,418
Federal Home Loan Mortgage
Corporation - REMIC
719,019
3.000%,  5/15/2027, Ser.
4046, Class GI
n
40,800
715,340
3.500%,  10/15/2032, Ser.
4119, Class KI
n
87,077
844,979
3.000%,  4/15/2033, Ser.
4203, Class DI
n
63,206
Federal National Mortgage
Association - REMIC
901,360
3.000%,  7/25/2027, Ser.
2012-73, Class DI
n
50,339
739,197
3.000%,  7/25/2027, Ser.
2012-74, Class AI
n
37,126
1,478,661
3.000%,  8/25/2027, Ser.
2012-95, Class HI
n
73,174
1,720,714
3.000%,  11/25/2027, Ser.
2012-121, Class BI
n
109,154
1,065,825
3.000%,  12/25/2027, Ser.
2012-139, Class DI
n
57,303
519,696
2.500%,  1/25/2028, Ser.
2012-152, Class AI
n
28,178
1,399,771
3.000%,  1/25/2028, Ser.
2012-147, Class EI
n
77,036
600,943
3.000%,  2/25/2028, Ser.
2013-2, Class GI
n
37,275
2,119,086
3.000%,  3/25/2028, Ser.
2013-18, Class IL
n
117,906
554,451
2.500%,  6/25/2028, Ser.
2013-87, Class IW
n
31,837
849,433
3.000%,  11/25/2031, Ser.
2013-69, Class IO
n
41,795
563,338
3.000%,  2/25/2033, Ser.
2013-1, Class YI
n
61,065
Genworth Mortgage Insurance
Corporation
175,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,j
171,394
GMAC Mortgage Corporation
Loan Trust
99,265
3.668%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
94,864
33,178
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,o
36,975
Principal
Amount Long-Term Fixed Income (25.2%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
GMACM Mortgage Loan Trust
$ 53,328
3.991%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
$ 50,387
GSAA Home Equity Trust
76,740
4.539%,  8/25/2034, Ser.
2004-10, Class M2
l
82,066
IndyMac INDA Mortgage Loan
Trust
741,167
3.127%,  8/25/2036, Ser.
2006-AR1, Class A1
b
690,988
IndyMac INDX Mortgage Loan
Trust
480,523
0.358%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
435,219
IndyMac Seconds Asset-Backed
Trust
152,326
0.488%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,o
105,109
J.P. Morgan Alternative Loan Trust
366,483
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 297,497
Legacy Mortgage Asset Trust
356,038
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
j
362,208
290,457
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
j,l
294,627
Master Asset Securitization Trust
454,687
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
113,444
Merrill Lynch Mortgage Investors
Trust
275,497
3.536%,  6/25/2035, Ser.
2005-A5, Class M1
b
149,966
MFA NQM1 Trust
145,309
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
b,j
146,031
New Residential Mortgage Loan
Trust
96,954
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
j,l
97,070
Preston Ridge Partners Mortgage
Trust, LLC
116,092
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
j,l
116,981
385,110
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
j,l
388,322
368,167
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,j
368,645
216,569
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,j
215,706
Pretium Mortgage Credit Partners,
LLC
393,077
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
j,l
390,064
Radnor RE, Ltd.
525,000
2.848%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,j
500,110
RCO Mortgage, LLC
193,584
3.475%,  11/25/2024, Ser.
2019-2, Class A1
j,l
193,137

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
$ 397,821
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,j
$ 403,269
Residential Accredit Loans, Inc.
Trust
161,274
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 161,423
159,179
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 159,060
131,720
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 127,992
Residential Asset Securitization
Trust
162,685
2.756%,  1/25/2034, Ser.
2004-IP1, Class A1
b
161,401
285,039
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 297,988
Residential Funding Mortgage
Security I Trust
250,254
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 234,421
Silver Hill Trust
220,378
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,j
223,970
Stanwich Mortgage Loan Trust
146,220
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
j,l
145,063
Starwood Mortgage Residential
Trust
276,173
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,j
285,660
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,j
258,703
Structured Adjustable Rate
Mortgage Loan Trust
89,125
3.201%,  7/25/2035, Ser.
2005-15, Class 4A1
b
80,206
170,560
3.678%,  9/25/2035, Ser.
2005-18, Class 1A1
b
137,198
Structured Asset Mortgage
Investments, Inc.
339,159
0.458%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
315,024
Toorak Mortgage Corporation
456,657
4.336%,  8/25/2021, Ser.
2018-1, Class A1
j,l
459,221
500,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
j,l
511,579
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
j,l
301,055
Vericrest Opportunity Loan
Transferee
185,115
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
j,l
184,725
250,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
j,l
243,365
138,681
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
j,l
138,819
900,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
j,l
886,994
78,061
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
j,l
78,090
Principal
Amount Long-Term Fixed Income (25.2%) Value
Collateralized Mortgage Obligations (4.2%) -
continued
Verus Securitization Trust
$ 271,149
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,j
$ 276,417
Wachovia Asset Securitization, Inc.
223,942
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,j,o
194,151
WaMu Mortgage Pass Through
Certificates
261,505
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
234,899
Wells Fargo Home Equity Trust
194,767
0.648%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
188,532
Total 17,783,656
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
225,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,j
225,000
Federal National Mortgage
Association - ACES
4,973,092
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,n
528,306
Total 753,306
Communications Services (1.6%)
Altice France SA
70,000 5.500%,  1/15/2028
j
70,875
American Tower Corporation
50,000 3.375%,  5/15/2024 54,129
41,000 2.950%,  1/15/2025 44,284
AT&T, Inc.
140,000 4.450%,  4/1/2024 156,540
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
j
130,312
110,000 5.125%,  5/1/2027
j
115,744
60,000 4.500%,  8/15/2030
j
63,003
70,000 4.250%,  2/1/2031
j
72,513
CCOH Safari, LLC
235,000 5.750%,  2/15/2026
j
244,400
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 55,433
37,000 4.908%,  7/23/2025 42,767
Comcast Corporation
39,000 3.700%,  4/15/2024 43,065
39,000 3.950%,  10/15/2025 44,724
Cox Communications, Inc.
51,000 2.950%,  6/30/2023
j
53,680
Crown Castle International
Corporation
32,000 4.450%,  2/15/2026 36,654
CSC Holdings, LLC
50,000 5.500%,  5/15/2026
j
52,000
70,000 4.125%,  12/1/2030
j
71,348
300,000 4.625%,  12/1/2030
j
301,419
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
j
35,549

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Communications Services (1.6%) - continued
Discovery Communications, LLC
$ 45,000 2.950%,  3/20/2023 $ 47,403
DISH Network Corporation,
Convertible
277,000 3.375%,  8/15/2026 254,285
Embarq Corporation
110,000 7.995%,  6/1/2036 130,247
Entercom Media Corporation
60,000 6.500%,  5/1/2027
j
52,200
Fox Corporation
76,000 4.030%,  1/25/2024 83,659
Front Range BidCo, Inc.
160,000 4.000%,  3/1/2027
j
157,476
GCI Liberty, Inc., Convertible
509,000 1.750%,  9/30/2046
j
872,172
GCI, LLC
70,000 4.750%,  10/15/2028
e,j
70,876
Gray Escrow, Inc.
110,000 7.000%,  5/15/2027
j,k
119,255
iHeartCommunications, Inc.
80,000 4.750%,  1/15/2028
j
75,396
Level 3 Financing, Inc.
100,000 5.250%,  3/15/2026 103,595
90,000 4.625%,  9/15/2027
j
92,475
120,000 4.250%,  7/1/2028
j
121,838
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 98,078
Liberty Media Corporation,
Convertible
47,000 1.000%,  1/30/2023 55,756
Netflix, Inc.
220,000 4.875%,  4/15/2028 245,850
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
j
104,895
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
j
30,825
SBA Communications Corporation
80,000 3.875%,  2/15/2027
j
81,200
SFR Group SA
150,000 7.375%,  5/1/2026
j
157,185
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
j
229,805
60,000 4.125%,  7/1/2030
j
61,487
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 112,080
50,000 8.750%,  3/15/2032 73,191
Sprint Corporation
150,000 7.250%,  9/15/2021 156,938
230,000 7.625%,  2/15/2025 269,100
Telesat Canada / Telesat, LLC
80,000 4.875%,  6/1/2027
j
80,324
T-Mobile USA, Inc.
52,000 3.500%,  4/15/2025
j
57,055
230,000 4.500%,  2/1/2026 236,992
Univision Communications, Inc.
120,000 6.625%,  6/1/2027
j
117,150
VeriSign, Inc.
130,000 4.750%,  7/15/2027 137,800
Verizon Communications, Inc.
102,000 2.946%,  3/15/2022 105,742
81,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
82,746
Viacom, Inc.
65,000 4.250%,  9/1/2023 70,805
Principal
Amount Long-Term Fixed Income (25.2%) Value
Communications Services (1.6%) - continued
$ 44,000 5.875%,  2/28/2057
b
$ 44,774
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
j
208,500
Vodafone Group plc
52,000 3.750%,  1/16/2024 56,790
VTR Finance BV
50,000 6.375%,  N/A
j
52,500
Walt Disney Company
36,000 1.750%,  1/13/2026 37,400
Windstream Services, LLC
100,000 8.625%,  10/31/2025
*,f
60,000
Ziggo BV
110,000 5.500%,  1/15/2027
j
115,225
Total 7,009,509
Consumer Cyclical (1.6%)
1011778 B.C., ULC
240,000 4.375%,  1/15/2028
j
244,752
Allied Universal Holdco, LLC
70,000 6.625%,  7/15/2026
j
74,550
Allison Transmission, Inc.
165,000 5.000%,  10/1/2024
j
166,660
Amazon.com, Inc.
34,000 0.800%,  6/3/2025 34,303
American Honda Finance
Corporation
52,000 2.050%,  1/10/2023 53,749
35,000 0.650%,  9/8/2023 34,988
35,000 1.200%,  7/8/2025 35,255
BMW Finance NV
34,000 2.250%,  8/12/2022
j
35,097
Booking Holdings, Inc.,
Convertible
40,000 0.900%,  9/15/2021 42,564
Brookfield Property REIT, Inc.
40,000 5.750%,  5/15/2026
j
31,523
Brookfield Residential Properties,
Inc.
240,000 6.250%,  9/15/2027
j
242,022
Burlington Stores, Inc., Convertible
289,000 2.250%,  4/15/2025
j
344,351
Carnival Corporation
50,000 11.500%,  4/1/2023
j
56,049
50,000 10.500%,  2/1/2026
j
55,375
Cedar Fair, LP
90,000 5.250%,  7/15/2029 85,444
Colt Merger Sub, Inc.
150,000 6.250%,  7/1/2025
j
156,375
D.R. Horton, Inc.
60,000 2.550%,  12/1/2020 60,203
16,000 2.600%,  10/15/2025 17,155
Daimler Finance North America,
LLC
32,000 2.550%,  8/15/2022
j
33,054
Dana, Inc.
100,000 5.625%,  6/15/2028 103,250
Dick's Sporting Goods, Inc.,
Convertible
205,000 3.250%,  4/15/2025
j
375,363
Ford Motor Company
40,000 9.000%,  4/22/2025 45,860
20,000 9.625%,  4/22/2030 25,825
100,000 7.450%,  7/16/2031 114,681
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 239,700

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Consumer Cyclical (1.6%) - continued
$ 130,000 4.134%,  8/4/2025 $ 128,754
General Motors Company
46,000 5.400%,  10/2/2023 50,706
General Motors Financial
Company, Inc.
64,000 4.375%,  9/25/2021 66,026
36,000 4.200%,  11/6/2021 37,171
43,000 3.150%,  6/30/2022 44,169
68,000 3.950%,  4/13/2024 71,937
48,000 2.900%,  2/26/2025 49,452
35,000 2.750%,  6/20/2025 35,851
84,000 5.700%,  9/30/2030
b,m
84,315
Hanesbrands, Inc.
170,000 4.875%,  5/15/2026
j
181,475
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
j
53,737
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
j
62,079
Hilton Domestic Operating
Company, Inc.
220,000 4.875%,  1/15/2030 226,600
Home Depot, Inc.
31,000 3.750%,  2/15/2024 34,197
Hyundai Capital America
52,000 3.000%,  6/20/2022
j
53,610
35,000 1.800%,  10/15/2025
j
34,807
International Game Technology plc
110,000 5.250%,  1/15/2029
j
111,237
KB Home
80,000 4.800%,  11/15/2029 88,200
Kohl's Corporation
45,000 9.500%,  5/15/2025 53,092
L Brands, Inc.
70,000 6.625%,  10/1/2030
j
71,225
Landry's, Inc.
80,000 6.750%,  10/15/2024
j
66,800
Lennar Corporation
65,000 2.950%,  11/29/2020 65,000
20,000 4.125%,  1/15/2022 20,450
48,000 4.875%,  12/15/2023 51,606
265,000 4.500%,  4/30/2024 284,212
14,000 5.875%,  11/15/2024 15,645
Lowe's Companies, Inc.
31,000 4.000%,  4/15/2025 35,133
Marriott International, Inc.
69,000 3.750%,  10/1/2025 70,853
Marriott Vacations Worldwide
Corporation, Convertible
45,000 1.500%,  9/15/2022 44,233
Mattamy Group Corporation
200,000 5.250%,  12/15/2027
j
205,500
McDonald's Corporation
70,000 3.350%,  4/1/2023 74,732
MGM Resorts International
60,000 6.000%,  3/15/2023 62,244
122,000 5.750%,  6/15/2025 127,954
Nissan Motor Company, Ltd.
35,000 3.043%,  9/15/2023
j
35,477
Norwegian Cruise Line Holdings,
Ltd.
50,000 10.250%,  2/1/2026
j
52,094
Penn National Gaming, Inc.,
Convertible
36,000 2.750%,  5/15/2026 115,540
Principal
Amount Long-Term Fixed Income (25.2%) Value
Consumer Cyclical (1.6%) - continued
Prime Security Services Borrower,
LLC
$ 205,000 5.750%,  4/15/2026
j
$ 219,223
35,000 3.375%,  8/31/2027
j
33,644
Ralph Lauren Corporation
34,000 1.700%,  6/15/2022 34,610
Royal Caribbean Cruises, Ltd.
50,000 9.125%,  6/15/2023
j
53,000
40,000 11.500%,  6/1/2025
j
46,490
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
j
110,688
ServiceMaster Company, LLC
180,000 5.125%,  11/15/2024
j
184,050
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
j,k
66,381
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
j
53,188
Staples, Inc.
130,000 7.500%,  4/15/2026
j
119,790
Target Corporation
31,000 2.250%,  4/15/2025 33,096
TJX Companies, Inc.
31,000 3.500%,  4/15/2025 34,572
Under Armour, Inc., Convertible
40,000 1.500%,  6/1/2024
j
49,986
VF Corporation
35,000 2.050%,  4/23/2022 35,880
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
j
68,119
17,000 3.350%,  5/13/2025
j
18,559
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
j
62,857
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
j
33,950
Yum! Brands, Inc.
160,000 4.750%,  1/15/2030
j
172,400
Total 7,004,744
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
64,000 2.550%,  3/15/2022 66,074
46,000 3.400%,  11/30/2023 49,977
AbbVie, Inc.
44,000 2.900%,  11/6/2022 46,134
68,000 2.300%,  11/21/2022
j
70,366
35,000 2.800%,  3/15/2023
j
36,585
141,000 3.600%,  5/14/2025 156,249
Albertson's Companies, Inc.
140,000 3.500%,  3/15/2029
j
135,887
50,000 4.875%,  2/15/2030
j
52,125
Altria Group, Inc.
47,000 3.800%,  2/14/2024 51,365
35,000 4.400%,  2/14/2026 40,295
Amgen, Inc.
47,000 1.900%,  2/21/2025 49,144
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 39,116
Anheuser-Busch InBev Worldwide,
Inc.
56,000 4.150%,  1/23/2025 63,225
Anthem, Inc.
50,000 2.375%,  1/15/2025 53,115

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Consumer Non-Cyclical (1.7%) - continued
Aramark Services, Inc.
$ 50,000 6.375%,  5/1/2025
j
$ 52,084
AstraZeneca plc
36,000 0.700%,  4/8/2026 35,300
BAT Capital Corporation
44,000 2.764%,  8/15/2022 45,597
56,000 3.222%,  8/15/2024 59,922
BAT International Finance plc
35,000 1.668%,  3/25/2026 35,110
Bausch Health Companies, Inc.
60,000 7.000%,  1/15/2028
j
63,450
30,000 5.000%,  1/30/2028
j
29,137
Bayer U.S. Finance II, LLC
70,000 3.500%,  6/25/2021
j
71,404
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 75,827
Bristol-Myers Squibb Company
56,000 3.625%,  5/15/2024 61,703
Bunge, Ltd. Finance Corporation
65,000 3.500%,  11/24/2020 65,285
41,000 1.630%,  8/17/2025 41,170
Cargill, Inc.
35,000 1.375%,  7/23/2023
j
35,799
Centene Corporation
60,000 4.750%,  1/15/2025 61,668
48,000 5.375%,  8/15/2026
j
50,840
40,000 4.250%,  12/15/2027 41,857
90,000 4.625%,  12/15/2029 97,079
160,000 3.000%,  10/15/2030
e
163,000
Cigna Corporation
75,000 4.125%,  11/15/2025 85,997
Conagra Brands, Inc.
37,000 3.800%,  10/22/2021 38,259
37,000 4.300%,  5/1/2024 41,276
Constellation Brands, Inc.
70,000 4.250%,  5/1/2023 76,342
CVS Health Corporation
44,000 2.750%,  12/1/2022 45,882
56,000 3.700%,  3/9/2023 59,985
70,000 4.100%,  3/25/2025 79,089
DaVita, Inc.
110,000 4.625%,  6/1/2030
j
112,904
Diageo Capital plc
42,000 1.375%,  9/29/2025 43,034
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
j
52,612
Encompass Health Corporation
130,000 4.500%,  2/1/2028 130,650
Energizer Holdings, Inc.
160,000 6.375%,  7/15/2026
j
172,032
110,000 4.375%,  3/31/2029
j
111,100
General Mills, Inc.
35,000 3.700%,  10/17/2023 38,156
35,000 3.650%,  2/15/2024 38,154
HCA, Inc.
320,000 5.375%,  2/1/2025 350,400
HLF Financing SARL, LLC
70,000 7.250%,  8/15/2026
j
71,925
Illumina, Inc., Convertible
24,000 0.500%,  6/15/2021 30,793
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
j
35,948
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024
j
58,014
Principal
Amount Long-Term Fixed Income (25.2%) Value
Consumer Non-Cyclical (1.7%) - continued
JBS Investments II GmbH
$ 70,000 5.750%,  1/15/2028
j
$ 72,800
JBS USA, LLC
120,000 5.750%,  6/15/2025
j
123,696
110,000 5.500%,  1/15/2030
j
119,900
Kellogg Company
78,000 3.125%,  5/17/2022 81,171
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 131,252
Kraft Heinz Foods Company
120,000 4.625%,  1/30/2029 133,525
180,000 3.750%,  4/1/2030
j
190,013
50,000 4.250%,  3/1/2031
j
54,820
Kroger Company
43,000 2.800%,  8/1/2022 44,674
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,896
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
j
91,845
Mondelez International Holdings
Netherlands BV
65,000 2.000%,  10/28/2021
j
66,019
Mondelez International, Inc.
16,000 2.125%,  4/13/2023 16,606
Mylan NV
41,000 3.150%,  6/15/2021 41,660
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,269
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 31,406
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
j
115,245
PepsiCo, Inc.
46,000 2.250%,  3/19/2025 49,249
Pernod Ricard SA
35,000 5.750%,  4/7/2021
j
35,948
Philip Morris International, Inc.
55,000 1.500%,  5/1/2025 56,751
Post Holdings, Inc.
70,000 5.750%,  3/1/2027
j
73,588
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,j,m
89,145
Reynolds American, Inc.
35,000 4.850%,  9/15/2023 39,048
Royalty Pharma plc
34,000 1.200%,  9/2/2025
j
33,892
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 137,719
Shire Acquisitions Investments
Ireland Designated Activity
Company
23,000 2.400%,  9/23/2021 23,415
Simmons Foods, Inc.
80,000 5.750%,  11/1/2024
j
80,083
Spectrum Brands, Inc.
70,000 5.750%,  7/15/2025 72,170
50,000 5.000%,  10/1/2029
j
51,875
40,000 5.500%,  7/15/2030
j
42,200
Sysco Corporation
65,000 5.650%,  4/1/2025 76,855
Teleflex, Inc.
120,000 4.625%,  11/15/2027 126,300
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 60,150
170,000 5.125%,  11/1/2027
j
174,862

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Consumer Non-Cyclical (1.7%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 17,000 2.200%,  7/21/2021 $ 16,856
125,000 2.800%,  7/21/2023 119,531
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 35,319
TreeHouse Foods, Inc.
50,000 4.000%,  9/1/2028 50,569
UnitedHealth Group, Inc.
65,000 3.350%,  7/15/2022 68,490
Upjohn, Inc.
35,000 1.650%,  6/22/2025
j
35,820
VRX Escrow Corporation
420,000 6.125%,  4/15/2025
j
429,975
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,863
Total 7,071,911
Energy (1.4%)
Antero Resources Corporation
75,000 5.000%,  3/1/2025 46,875
Apache Corporation
65,000 4.875%,  11/15/2027 61,425
70,000 4.375%,  10/15/2028 64,050
60,000 5.100%,  9/1/2040 53,934
Archrock Partners, LP
70,000 6.250%,  4/1/2028
j
65,975
BP Capital Markets America, Inc.
172,000 2.520%,  9/19/2022 177,894
33,000 2.937%,  4/6/2023 34,902
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,m
89,880
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
j
76,400
60,000 3.950%,  12/1/2026 56,003
20,000 4.125%,  12/1/2027 18,950
Canadian Natural Resources, Ltd.
43,000 2.950%,  1/15/2023 44,716
34,000 2.050%,  7/15/2025 34,686
Canadian Oil Sands, Ltd.
43,000 9.400%,  9/1/2021
j
45,453
Cheniere Energy Partners, LP
225,000 5.625%,  10/1/2026 234,000
Chevron Corporation
17,000 1.141%,  5/11/2023 17,328
34,000 1.554%,  5/11/2025 35,225
Comstock Resources, Inc.
50,000 9.750%,  8/15/2026 51,260
Continental Resources, Inc.
83,000 5.000%,  9/15/2022 82,430
50,000 4.500%,  4/15/2023 47,670
DCP Midstream Operating, LP
70,000 5.625%,  7/15/2027 71,610
Devon Energy Corporation
35,000 5.850%,  12/15/2025 39,216
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 34,419
Enagas SA
195,000 5.500%,  1/15/2028
j
175,500
Enbridge, Inc.
42,000 2.900%,  7/15/2022 43,591
267,000 6.250%,  3/1/2078
b
271,005
Endeavor Energy Resources, LP
30,000 5.500%,  1/30/2026
j
29,775
90,000 5.750%,  1/30/2028
j
90,450
Principal
Amount Long-Term Fixed Income (25.2%) Value
Energy (1.4%) - continued
Energy Transfer Operating, LP
$ 41,000 4.200%,  9/15/2023 $ 43,203
70,000 5.875%,  1/15/2024 76,988
80,000 6.625%,  2/15/2028
b,m
54,376
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 60,558
100,000 5.600%,  4/1/2044 64,250
Enterprise Products Operating,
LLC
200,000 4.875%,  8/16/2077
b
174,202
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 67,709
EQM Midstream Partners, LP
80,000 6.500%,  7/1/2027
j
84,802
40,000 5.500%,  7/15/2028 40,282
EQT Corporation
120,000 3.900%,  10/1/2027 109,350
EQT Corporation, Convertible
117,000 1.750%,  5/1/2026
j
133,345
Equinor ASA
31,000 2.875%,  4/6/2025 33,692
Exxon Mobil Corporation
49,000 1.571%,  4/15/2023 50,397
32,000 2.992%,  3/19/2025 35,045
Harvest Midstream, LP
60,000 7.500%,  9/1/2028
j
59,700
Hess Corporation
41,000 3.500%,  7/15/2024 41,936
Kinder Morgan Energy Partners,
LP
88,000 3.450%,  2/15/2023 92,439
Marathon Petroleum Corporation
35,000 4.750%,  12/15/2023 38,357
MPLX, LP
66,000 4.500%,  7/15/2023 71,522
41,000 1.750%,  3/1/2026 40,907
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 42,702
Nabors Industries, Ltd.
100,000 7.250%,  1/15/2026
j
49,250
National Fuel Gas Company
34,000 5.500%,  1/15/2026 37,108
Newfield Exploration Company
47,000 5.625%,  7/1/2024 45,713
Noble Energy, Inc.
55,000 3.900%,  11/15/2024 60,169
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 92,952
Occidental Petroleum Corporation
64,000 2.700%,  8/15/2022 59,800
140,000 2.900%,  8/15/2024 118,780
50,000 3.400%,  4/15/2026 39,875
50,000 8.500%,  7/15/2027 50,385
80,000 3.500%,  8/15/2029 61,344
50,000 6.450%,  9/15/2036 42,501
120,000 4.400%,  4/15/2046 85,616
ONEOK, Inc.
16,000 2.200%,  9/15/2025 15,765
Parsley Energy, LLC
120,000 5.625%,  10/15/2027
j
119,400
PDC Energy, Inc., Convertible
9,000 1.125%,  9/15/2021 8,535
Pioneer Natural Resources
Company, Convertible
77,000 0.250%,  5/15/2025
j
84,776

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Energy (1.4%) - continued
Plains All American Pipeline, LP
$ 169,000 6.125%,  11/15/2022
b,m
$ 107,214
13,000 2.850%,  1/31/2023 13,232
16,000 3.600%,  11/1/2024 16,504
35,000 4.650%,  10/15/2025 37,598
QEP Resources, Inc.
50,000 5.625%,  3/1/2026 28,375
Sabine Pass Liquefaction, LLC
43,000 6.250%,  3/15/2022 45,630
43,000 5.625%,  4/15/2023 47,098
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 35,183
Shell International Finance BV
31,000 2.375%,  4/6/2025 33,062
Southwestern Energy Company
125,000 7.500%,  4/1/2026 122,187
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 36,517
Sunoco Logistics Partners
Operations, LP
65,000 4.400%,  4/1/2021 65,953
Sunoco, LP
90,000 5.875%,  3/15/2028 92,025
Targa Resources Partners, LP
140,000 5.375%,  2/1/2027 140,787
20,000 5.000%,  1/15/2028 19,500
Transocean Guardian, Ltd.
54,601 5.875%,  1/15/2024
j
35,218
W&T Offshore, Inc.
70,000 9.750%,  11/1/2023
j
48,206
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 44,261
Western Midstream Operating, LP
30,000 6.250%,  2/1/2050 27,787
70,000 4.100%,  2/1/2025 66,675
70,000 3.950%,  6/1/2025 65,786
Williams Partners, LP
88,000 4.000%,  11/15/2021 90,622
50,000 4.500%,  11/15/2023 54,745
WPX Energy, Inc.
60,000 5.750%,  6/1/2026 62,100
70,000 5.250%,  10/15/2027 71,050
Total 5,889,668
Financials (4.2%)
ACE INA Holdings, Inc.
65,000 2.875%,  11/3/2022 67,987
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
59,000 3.150%,  2/15/2024 58,504
32,000 3.500%,  1/15/2025 31,166
Air Lease Corporation
83,000 2.500%,  3/1/2021 83,499
Aircastle, Ltd.
51,000 5.000%,  4/1/2023 51,112
Ally Financial, Inc.
52,000 1.450%,  10/2/2023 51,870
115,000 5.750%,  11/20/2025 129,097
American Express Company
34,000 3.700%,  8/3/2023 36,828
35,000 3.400%,  2/22/2024 38,022
American International Group, Inc.
17,000 2.500%,  6/30/2025 18,168
Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
Athene Global Funding
$ 60,000 4.000%,  1/25/2022
j
$ 62,288
Australia and New Zealand
Banking Group, Ltd.
57,000 2.950%,  7/22/2030
b,j
59,065
Aviation Capital Group, LLC
31,000 5.500%,  12/15/2024
j
31,978
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
j
18,080
BAC Capital Trust XIV
92,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,m
90,918
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
j
18,904
Bank of America Corporation
58,000 2.738%,  1/23/2022
b
58,409
82,000 3.499%,  5/17/2022
b
83,528
55,000 3.004%,  12/20/2023
b
57,746
115,000 3.550%,  3/5/2024
b
122,492
164,000 5.125%,  6/20/2024
b,m
168,171
143,000 3.864%,  7/23/2024
b
154,856
70,000 4.200%,  8/26/2024 77,942
360,000 6.250%,  9/5/2024
b,m
385,650
35,000 3.458%,  3/15/2025
b
37,932
85,000 1.319%,  6/19/2026
b
85,512
168,000 5.875%,  3/15/2028
b,m
181,147
Bank of Montreal
105,000 3.300%,  2/5/2024 113,735
Bank of New York Mellon
Corporation
58,000 2.600%,  2/7/2022 59,676
35,000 1.600%,  4/24/2025 36,335
42,000 4.700%,  9/20/2025
b,m
44,562
Bank of Nova Scotia
72,000 2.375%,  1/18/2023 74,989
32,000 1.950%,  2/1/2023 33,071
126,000 4.900%,  6/4/2025
b,m
130,410
Barclays plc
65,000 4.610%,  2/15/2023
b
68,034
81,000 4.338%,  5/16/2024
b
86,951
85,000 8.000%,  6/15/2024
b,m
90,525
41,000 2.852%,  5/7/2026
b
42,566
BB&T Corporation
34,000 2.500%,  8/1/2024 36,186
BNP Paribas SA
84,000 7.625%,  3/30/2021
b,j,m
85,470
38,000 2.819%,  11/19/2025
b,j
40,086
BPCE SA
35,000 3.000%,  5/22/2022
j
36,206
32,000 2.375%,  1/14/2025
j
33,270
Camden Property Trust
35,000 4.875%,  6/15/2023 38,406
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,744
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,953
48,000 2.280%,  1/28/2026
b
49,669
Capital One Financial Corporation
129,000 3.050%,  3/9/2022 133,252
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
j
125,724
Central Fidelity Capital Trust I
135,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
126,022

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
Charles Schwab Corporation
$ 332,000 5.375%,  6/1/2025
b,m
$ 359,739
CIT Group, Inc.
150,000 4.750%,  2/16/2024 154,405
Citigroup, Inc.
43,000 2.750%,  4/25/2022 44,435
43,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
43,213
136,000 2.312%,  11/4/2022
b
138,654
83,000 3.142%,  1/24/2023
b
85,631
184,000 5.000%,  9/12/2024
b,m
183,080
258,000 4.700%,  1/30/2025
b,m
249,292
105,000 3.352%,  4/24/2025
b
113,584
92,000 5.950%,  5/15/2025
b,m
96,370
85,000 5.500%,  9/13/2025 100,523
CNA Financial Corporation
40,000 3.950%,  5/15/2024 44,315
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,m
44,100
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 91,375
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,j
35,424
Corporate Office Properties, LP
35,000 2.250%,  3/15/2026 35,393
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
j
69,512
Credit Agricole SA
43,000 3.375%,  1/10/2022
j
44,408
84,000 8.125%,  12/23/2025
b,j,m
98,700
35,000 1.907%,  6/16/2026
b,j
35,787
Credit Suisse Group AG
138,000 7.500%,  12/11/2023
b,j,m
150,420
34,000 2.593%,  9/11/2025
b,j
35,478
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 139,520
Dai-ichi Life Insurance Company,
Ltd.
238,000 5.100%,  10/28/2024
b,j,m
263,882
Danske Bank AS
61,000 5.000%,  1/12/2023
b,j
63,935
Deutsche Bank AG
69,000 2.222%,  9/18/2024
b
69,453
Deutsche Bank AG of New York
34,000 3.950%,  2/27/2023 35,710
Digital Realty Trust, LP
65,000 2.750%,  2/1/2023 67,984
Discover Bank
35,000 4.200%,  8/8/2023 38,297
51,000 2.450%,  9/12/2024 53,797
ESH Hospitality, Inc.
70,000 5.250%,  5/1/2025
j
70,700
30,000 4.625%,  10/1/2027
j
29,438
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 61,860
Fifth Third Bancorp
65,000 2.600%,  6/15/2022 67,197
35,000 3.650%,  1/25/2024 38,147
84,000 4.500%,  9/30/2025
b,m
84,525
First Horizon National Corporation
41,000 3.550%,  5/26/2023 43,141
FNB Corporation
64,000 2.200%,  2/24/2023 64,567
Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
FTI Consulting, Inc., Convertible
$ 146,000 2.000%,  8/15/2023 $ 178,857
General Electric Capital
Corporation
68,000 3.100%,  1/9/2023 71,355
Goldman Sachs Group, Inc.
187,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,m
183,784
88,000 3.000%,  4/26/2022 89,269
59,000 2.876%,  10/31/2022
b
60,410
43,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
b
43,280
70,000 3.625%,  2/20/2024 76,010
206,000 5.500%,  8/10/2024
b,m
217,330
31,000 3.500%,  4/1/2025 34,204
49,000 3.272%,  9/29/2025
b
53,040
52,000 4.250%,  10/21/2025 59,077
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
112,000 4.125%,  9/1/2022 180,079
Hartford Financial Services Group,
Inc.
66,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
b,j
56,774
HCP, Inc.
33,000 4.250%,  11/15/2023 36,112
Hospitality Properties Trust
60,000 4.250%,  2/15/2021 59,700
HSBC Holdings plc
88,000 6.875%,  6/1/2021
b,m
89,760
65,000 3.803%,  3/11/2025
b
70,218
136,000 6.375%,  3/30/2025
b,m
142,349
39,000 2.633%,  11/7/2025
b
40,623
41,000 1.645%,  4/18/2026
b
40,884
91,000 6.500%,  3/23/2028
b,m
96,630
Huntington Bancshares, Inc.
45,000 3.150%,  3/14/2021 45,482
126,000 4.450%,  10/15/2027
b,m
124,740
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 76,933
90,000 6.375%,  12/15/2025 92,517
60,000 6.250%,  5/15/2026 62,550
ILFC E-Capital Trust II
138,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
b,j
74,865
ING Groep NV
70,000 4.100%,  10/2/2023 76,756
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 34,089
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
j
81,581
iStar, Inc., Convertible
33,000 3.125%,  9/15/2022 35,097
J.P. Morgan Chase & Company
99,000 2.776%,  4/25/2023
b
102,376
70,000 3.375%,  5/1/2023 74,714
210,000 5.150%,  5/1/2023
b,m
211,050
89,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
90,374
84,000 6.750%,  2/1/2024
b,m
90,930
24,000 1.514%,  6/1/2024
b
24,519
296,000 5.000%,  8/1/2024
b,m
295,490
70,000 3.875%,  9/10/2024 77,426
145,000 4.023%,  12/5/2024
b
159,459

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
$ 258,000 4.600%,  2/1/2025
b,m
$ 252,840
31,000 2.083%,  4/22/2026
b
32,378
Kilroy Realty, LP
39,000 4.375%,  10/1/2025 43,049
Liberty Mutual Group, Inc.
35,000 5.000%,  6/1/2021
j
36,066
Lincoln National Corporation
50,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
36,075
Lloyds Banking Group plc
67,000 3.000%,  1/11/2022 68,934
51,000 2.858%,  3/17/2023
b
52,426
65,000 3.900%,  3/12/2024 70,745
86,000 7.500%,  6/27/2024
b,m
90,193
156,000 6.657%,  5/21/2037
b,j,m
184,860
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,m
83,685
164,000 5.875%,  3/15/2028
b,m
178,350
MGIC Investment Corporation,
Convertible
100,000 9.000%,  4/1/2063
j
127,750
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
j
91,800
Mitsubishi UFJ Financial Group,
Inc.
44,000 2.998%,  2/22/2022 45,468
53,000 2.623%,  7/18/2022 54,930
83,000 3.455%,  3/2/2023 88,359
35,000 3.407%,  3/7/2024 38,024
41,000 1.412%,  7/17/2025 41,506
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
54,887
Morgan Stanley
86,000 5.500%,  7/28/2021 89,614
43,000 2.750%,  5/19/2022 44,561
10,000 4.875%,  11/1/2022 10,811
84,000 3.125%,  1/23/2023 88,826
66,000 4.100%,  5/22/2023 71,336
34,000 2.720%,  7/22/2025
b
36,117
69,000 2.188%,  4/28/2026
b
72,228
MPT Operating Partnership, LP
100,000 5.250%,  8/1/2026 103,000
130,000 4.625%,  8/1/2029 135,261
National Australia Bank, Ltd.
48,000 1.875%,  12/13/2022 49,573
National Bank of Canada
48,000 2.100%,  2/1/2023 49,620
National Securities Clearing
Corporation
35,000 1.200%,  4/23/2023
j
35,616
Natwest Group plc
35,000 6.125%,  12/15/2022 38,284
35,000 6.100%,  6/10/2023 38,721
Nippon Life Insurance Company
129,000 3.400%,  1/23/2050
b,j
137,385
Nomura Holdings, Inc.
39,000 2.648%,  1/16/2025 41,062
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,j,m
225,666
Outfront Media Cap, LLC
120,000 4.625%,  3/15/2030
j
115,200
Park Aerospace Holdings, Ltd.
17,000 4.500%,  3/15/2023
j
16,865
Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
PayPal Holdings, Inc.
$ 35,000 1.650%,  6/1/2025 $ 36,243
PNC Financial Services Group,
Inc.
35,000 3.500%,  1/23/2024 38,138
Preferred Term Securities XXIII,
Ltd.
42,333
0.450%,  (LIBOR 3M +
0.200%), 12/22/2036
b,j
34,902
Provident Financing Trust I
42,000 7.405%,  3/15/2038 48,175
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
260,202
201,000 5.200%,  3/15/2044
b
212,881
42,000 3.700%,  10/1/2050
b
42,853
Quicken Loans, LLC
60,000 3.625%,  3/1/2029
j
59,475
60,000 3.875%,  3/1/2031
j
59,250
Regions Financial Corporation
41,000 3.800%,  8/14/2023 44,450
84,000 5.750%,  6/15/2025
b,m
89,670
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 70,662
Royal Bank of Canada
31,000 1.600%,  4/17/2023 31,811
31,000 2.250%,  11/1/2024 32,853
Royal Bank of Scotland Group plc
84,000 8.625%,  8/15/2021
b,m
86,100
88,000 4.269%,  3/22/2025
b
95,646
25,000 3.754%,  11/1/2029
b
25,884
Santander Holdings USA, Inc.
33,000 3.450%,  6/2/2025 35,216
Santander UK Group Holdings plc
86,000 2.875%,  8/5/2021 87,728
Santander UK plc
48,000 2.100%,  1/13/2023 49,532
Service Properties Trust
60,000 4.500%,  6/15/2023 58,864
70,000 4.750%,  10/1/2026 62,380
Simon Property Group, LP
40,000 2.500%,  7/15/2021 40,432
34,000 2.000%,  9/13/2024 35,046
Societe Generale SA
39,000 2.625%,  10/16/2024
j
40,396
84,000 8.000%,  9/29/2025
b,j,m
93,765
Springleaf Finance Corporation
90,000 6.875%,  3/15/2025 99,871
100,000 7.125%,  3/15/2026 111,720
Standard Chartered plc
52,000 2.744%,  9/10/2022
b,j
52,822
Starwood Property Trust, Inc.,
Convertible
28,000 4.375%,  4/1/2023 26,842
State Street Corporation
31,000 2.825%,  3/30/2023
b,j
32,075
31,000 2.354%,  11/1/2025
b
32,808
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 44,684
136,000 2.778%,  10/18/2022 142,030
39,000 2.448%,  9/27/2024 41,211
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
j
35,126

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Financials (4.2%) - continued
Synchrony Financial
$ 34,000 2.850%,  7/25/2022 $ 35,020
38,000 4.250%,  8/15/2024 41,286
Toronto-Dominion Bank
35,000 3.250%,  3/11/2024 37,926
Truist Bank
52,000 1.500%,  3/10/2025 53,607
Truist Financial Corporation
189,000 4.950%,  9/1/2025
b,m
198,923
UBS Group AG
42,000 1.364%,  1/30/2027
b,j
41,968
USB Realty Corporation
184,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,j,m
149,040
Ventas Realty, LP
41,000 3.100%,  1/15/2023 42,628
35,000 3.750%,  5/1/2024 37,495
VEREIT Operating Partnership, LP
34,000 4.625%,  11/1/2025 37,559
VICI Properties, LP / VICI Note
Company, Inc.
50,000 4.250%,  12/1/2026
j
50,233
30,000 3.750%,  2/15/2027
j
29,498
50,000 4.625%,  12/1/2029
j
51,072
30,000 4.125%,  8/15/2030
j
29,550
Wachovia Capital Trust II
50,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
45,519
Wells Fargo & Company
50,000 2.100%,  7/26/2021 50,698
43,000 2.625%,  7/22/2022 44,606
70,000 4.125%,  8/15/2023 76,253
60,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
60,747
38,000 3.750%,  1/24/2024 41,282
40,000 1.654%,  6/2/2024
b
40,735
68,000 2.406%,  10/30/2025
b
71,243
48,000 2.188%,  4/30/2026
b
49,851
Westpac Banking Corporation
32,000 2.000%,  1/13/2023 33,170
32,000 2.894%,  2/4/2030
b
33,157
Total 17,838,277
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
j
43,373
Total 43,373
Mortgage-Backed Securities (4.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
792,410 3.000%,  3/25/2050 830,911
95,671 3.500%,  7/1/2047 101,230
Federal Home Loan Mortgage
Corporation Gold 30-Yr. Pass
Through
192 9.000%,  4/1/2025 212
1,767 8.000%,  6/1/2027 1,987
794 8.000%,  8/1/2030 949
Federal National Mortgage
Association
236,798 4.500%,  5/1/2048 256,453
374,252 3.500%,  10/1/2048 395,432
Principal
Amount Long-Term Fixed Income (25.2%) Value
Mortgage-Backed Securities (4.4%) - continued
$ 68,946 3.500%,  6/1/2049 $ 72,931
440,630 3.500%,  8/1/2049 466,577
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,750,000 1.500%,  10/1/2035
e
1,790,059
925,000 2.000%,  10/1/2035
e
961,133
1,318,000 2.500%,  10/1/2035
e
1,376,074
2,060,000 2.000%,  11/1/2035
e
2,139,653
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,625,000 2.000%,  10/1/2050
e
3,747,344
2,400,000 2.500%,  10/1/2050
e
2,517,187
1,200,000 2.000%,  11/1/2050
e
1,237,535
700,000 2.500%,  11/1/2050
e
732,669
291 8.000%,  11/1/2026 322
2,500 8.500%,  4/1/2030 3,025
725,572 4.000%,  7/1/2048 773,881
700,000 3.000%,  10/1/2049
e
733,277
Federal National Mortgage
AssociationConventional 15-Yr.
Pass Through
500,000 1.500%,  11/1/2035
e
511,091
Government National Mortgage
Association 30-Yr. Pass Through
457 9.000%,  12/15/2026 517
Total 18,650,449
Technology (1.4%)
Akamai Technologies, Inc.,
Convertible
424,000 0.375%,  9/1/2027 490,533
Apple, Inc.
122,000 3.450%,  5/6/2024 134,454
35,000 1.125%,  5/11/2025 35,810
Baidu, Inc.
39,000 3.075%,  4/7/2025 41,446
Black Knight InfoServ, LLC
20,000 3.625%,  9/1/2028
j
20,212
Broadcom Corporation
133,000 2.650%,  1/15/2023 138,154
48,000 3.125%,  1/15/2025 51,196
Broadcom, Inc.
17,000 2.250%,  11/15/2023 17,673
CommScope Technologies
Finance, LLC
215,000 6.000%,  6/15/2025
j
217,913
Dell International, LLC/ EMC
Corporation
52,000 4.000%,  7/15/2024
j
56,182
15,000 5.850%,  7/15/2025
j
17,502
Diamond 1 Finance Corporation
122,000 5.450%,  6/15/2023
j
133,754
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
j
49,525
130,000 6.625%,  8/15/2027
j
67,600
Fiserv, Inc.
75,000 2.750%,  7/1/2024 80,177
Gartner, Inc.
70,000 4.500%,  7/1/2028
j
73,339
50,000 3.750%,  10/1/2030
j
50,577
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,038

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Technology (1.4%) - continued
Hewlett Packard Enterprise
Company
$ 33,000 2.250%,  4/1/2023 $ 34,056
28,000 4.450%,  10/2/2023 30,789
Intuit, Inc.
35,000 0.950%,  7/15/2025 35,327
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
j
143,497
J2 Global, Inc., Convertible
119,000 1.750%,  11/1/2026
j
105,222
91,000 3.250%,  6/15/2029 104,121
Lumentum Holdings, Inc.,
Convertible
88,000 0.250%,  3/15/2024 123,029
Marvell Technology Group, Ltd.
41,000 4.200%,  6/22/2023 44,263
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 112,469
Micron Technology, Inc.
46,000 2.497%,  4/24/2023 47,766
NCR Corporation
230,000 6.125%,  9/1/2029
j
243,023
Nuance Communications, Inc.,
Convertible
574,000 1.250%,  4/1/2025 1,016,726
NXP BV/NXP Funding, LLC
52,000 4.875%,  3/1/2024
j
58,466
NXP Funding, LLC
17,000 2.700%,  5/1/2025
j
17,994
ON Semiconductor Corporation,
Convertible
57,000 1.000%,  12/1/2020 68,115
269,000 1.625%,  10/15/2023 355,248
Open Text Corporation
100,000 4.125%,  2/15/2030
j
102,844
Oracle Corporation
30,000 2.500%,  5/15/2022 30,938
47,000 2.500%,  4/1/2025 50,363
Panasonic Corporation
53,000 2.536%,  7/19/2022
j
54,690
Plantronics, Inc.
130,000 5.500%,  5/31/2023
j
115,700
PTC, Inc.
40,000 3.625%,  2/15/2025
j
40,600
Qorvo, Inc.
70,000 3.375%,  4/1/2031
j
71,199
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 35,482
34,000 4.750%,  1/1/2025 37,321
Sensata Technologies, Inc.
120,000 3.750%,  2/15/2031
j
119,250
SS&C Technologies, Inc.
170,000 5.500%,  9/30/2027
j
180,662
Switch, Ltd.
30,000 3.750%,  9/15/2028
j
30,300
Tencent Holdings, Ltd.
41,000 1.810%,  1/26/2026
j
41,801
Teradyne, Inc., Convertible
63,000 1.250%,  12/15/2023 160,747
Texas Instruments, Inc.
46,000 1.375%,  3/12/2025 47,592
Total System Services, Inc.
35,000 3.750%,  6/1/2023 37,523
Principal
Amount Long-Term Fixed Income (25.2%) Value
Technology (1.4%) - continued
Verint Systems, Inc., Convertible
$ 159,000 1.500%,  6/1/2021 $ 160,590
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 125,799
Xerox Holdings Corporation
70,000 5.000%,  8/15/2025
j
69,179
Total 5,746,776
Transportation (0.4%)
AerCap Holdings NV
150,000 5.875%,  10/10/2079
b
115,021
Air Canada Pass Through Trust
15,604 3.875%,  3/15/2023
j
13,422
Air Lease Corporation
32,000 2.300%,  2/1/2025 31,421
35,000 3.375%,  7/1/2025 35,733
Air Transport Services Group, Inc.,
Convertible
63,000 1.125%,  10/15/2024 66,379
American Airlines, Inc.
20,000 11.750%,  7/15/2025
j
19,300
CSX Corporation
35,000 3.700%,  11/1/2023 37,976
Delta Air Lines, Inc.
110,000 7.000%,  5/1/2025
j
120,760
68,882 4.500%,  10/20/2025
j
70,690
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 67,662
Meritor, Inc., Convertible
200,000 3.250%,  10/15/2037 207,500
Mileage Plus Holdings, LLC
70,000 6.500%,  6/20/2027
j
72,888
Penske Truck Leasing Company,
LP
35,000 3.375%,  2/1/2022
j
36,139
Ryder System, Inc.
75,000 3.500%,  6/1/2021 76,534
Southwest Airlines Company
17,000 4.750%,  5/4/2023 18,154
50,000 5.250%,  5/4/2025 55,057
Southwest Airlines Company,
Convertible
221,000 1.250%,  5/1/2025 288,405
Union Pacific Corporation
62,000 3.750%,  7/15/2025 70,585
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 60,883
XPO Logistics, Inc.
150,000 6.750%,  8/15/2024
j
158,880
Total 1,623,389
Utilities (0.8%)
AES Corporation
100,000 5.125%,  9/1/2027 106,510
Alabama Power Company
44,000 2.450%,  3/30/2022 45,215
Ameren Corporation
34,000 2.500%,  9/15/2024 36,007
Berkshire Hathaway Energy
Company
31,000 4.050%,  4/15/2025
j
35,362
Calpine Corporation
90,000 4.500%,  2/15/2028
j
92,173

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (25.2%) Value
Utilities (0.8%) - continued
CenterPoint Energy, Inc.
$ 43,000 2.500%,  9/1/2022 $ 44,435
34,000 2.500%,  9/1/2024 36,167
Dominion Energy, Inc.
35,000 2.715%,  8/15/2021 35,640
35,000 3.071%,  8/15/2024 37,630
135,000 4.650%,  12/15/2024
b,m
136,806
DTE Energy Company
56,000 3.300%,  6/15/2022 58,273
53,000 2.529%,  10/1/2024 56,332
Duke Energy Corporation
86,000 2.400%,  8/15/2022 88,888
138,000 4.875%,  9/16/2024
b,m
145,977
Edison International
31,000 4.950%,  4/15/2025 33,926
Entergy Corporation
34,000 0.900%,  9/15/2025 33,953
Evergy, Inc.
34,000 2.450%,  9/15/2024 35,986
Eversource Energy
43,000 2.500%,  3/15/2021 43,352
Exelon Generation Company, LLC
34,000 3.250%,  6/1/2025 37,163
FirstEnergy Corporation
66,000 2.850%,  7/15/2022 67,647
30,000 2.050%,  3/1/2025 30,345
Florida Power & Light Company
31,000 2.850%,  4/1/2025 33,993
Georgia Power Company
32,000 2.100%,  7/30/2023 33,402
34,000 2.200%,  9/15/2024 35,862
GFL Environmental, Inc.
80,000 3.750%,  8/1/2025
j
79,800
NextEra Energy Operating
Partners, LP
220,000 3.875%,  10/15/2026
j
227,700
NiSource, Inc.
213,000 5.650%,  6/15/2023
b,m
211,402
35,000 0.950%,  8/15/2025 34,956
PG&E Corporation
50,000 5.000%,  7/1/2028 48,500
40,000 5.250%,  7/1/2030 38,700
PPL Capital Funding, Inc.
70,000 3.950%,  3/15/2024 76,855
PSEG Power, LLC
55,000 3.000%,  6/15/2021 55,893
Public Service Enterprise Group,
Inc.
35,000 2.875%,  6/15/2024 37,444
Sempra Energy
68,000 3.550%,  6/15/2024 73,612
84,000 4.875%,  10/15/2025
b,m
86,310
Southern Company
119,000 4.000%,  1/15/2051
b
119,330
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 92,138
Talen Energy Supply, LLC
90,000 7.625%,  6/1/2028
j
90,000
TerraForm Power Operating, LLC
90,000 5.000%,  1/31/2028
j
98,521
TransCanada Trust
350,000 5.875%,  8/15/2076
b
372,750
Principal
Amount Long-Term Fixed Income (25.2%) Value
Utilities (0.8%) - continued
Vistra Operations Company, LLC
$ 130,000 5.000%,  7/31/2027
j
$ 136,533
Total 3,221,488
Total Long-Term Fixed Income
(cost $104,950,059) 106,791,906
Shares
Registered Investment
Companies ( 8.0% ) Value
Unaffiliated  (1.1%)
12,245 Aberdeen Asia-Pacific Income
Fund, Inc. 48,858
6,375 AllianceBernstein Global High
Income Fund, Inc. 67,001
13,850 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 163,430
2,992 BlackRock Core Bond Trust 46,855
4,621 BlackRock Corporate High Yield
Fund, Inc. 49,352
3,333 BlackRock Credit Allocation
Income Trust 47,395
4,650 BlackRock Enhanced Equity
Dividend Trust 33,992
7,190 BlackRock Enhanced Global
Dividend Trust 68,808
3,960 BlackRock Multi-Sector Income
Trust 62,489
19,841 BlackRock Resources &
Commodities Strategy Trust 118,054
2,700 Brookfield Real Assets Income
Fund, Inc. 44,604
4,596 Cohen & Steers Quality Income
Realty Fund, Inc. 51,062
4,042 Eaton Vance Limited Duration
Income Fund 45,715
6,461 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 47,553
1,941 Health Care Select Sector SPDR
Fund 204,737
5,350 Invesco Dynamic Credit
Opportunities Fund 49,273
17,500 Invesco Senior Loan ETF 380,450
2,375 iShares Dow Jones US Home
Construction Index Fund 134,544
1,660 iShares iBoxx $ High Yield
Corporate Bond ETF 139,274
22,500 iShares S&P U.S. Preferred Stock
Index Fund 820,125
12,240 Liberty All-Star Equity Fund 73,562
10,950 Nuveen Credit Strategies Income
Fund 64,714
3,699 PGIM Global High Yield Fund, Inc. 49,012
3,616 PGIM High Yield Bond Fund, Inc. 49,937
2,493 Pimco Dynamic Credit And
Mortgage Income Fund 50,059
4,381 Royce Micro-Cap Trust, Inc. 33,602
3,909 Royce Value Trust, Inc. 49,410
29,782 Templeton Global Income Fund 159,334
1,861 Tri-Continental Corporation 48,256
580 Utilities Select Sector SPDR Fund
k
34,440
8,450 Vanguard Short-Term Corporate
Bond ETF
k
700,083
9,372 Voya Global Equity Dividend &
Premium Opportunity Fund 46,391

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (8.0%) Value
Unaffiliated  (1.1%)- continued
6,300 Wells Fargo Income Opportunities
Fund $ 45,990
33,188 Western Asset High Income
Opportunity Fund, Inc. 162,621
Total 4,190,982
Affiliated  (6.9%)
2,983,164 Thrivent Core Emerging Markets
Debt Fund 29,294,670
Total 29,294,670
Total Registered Investment
Companies (cost $33,071,861) 33,485,652
Shares Preferred Stock ( 1.2% ) Value
Communications Services (0.1%)
8,625 AT&T, Inc., 4.750%
m
219,938
2,375 AT&T, Inc., 5.000%
m
63,436
Total 283,374
Consumer Discretionary (<0.1%)
476 International Flavors & Fragrances,
Inc., Convertible, 6.000% 21,087
Total 21,087
Consumer Staples (0.1%)
12,800 CHS, Inc., 7.100%
b,m
341,120
Total 341,120
Energy (<0.1%)
17,758 Crestwood Equity Partners, LP,
9.250%
m
104,595
1,600 Energy Transfer Operating, LP,
7.600%
b,m
27,856
3,136 Nustar Logistics, LP, 7.009%
b
60,023
Total 192,474
Financials (0.7%)
2,750 Aegon Funding Corporation II,
5.100% 70,042
3,174 Agribank FCB, 6.875%
b,m
338,031
5,700 Allstate Corporation, 5.100%
m
152,646
5,000 Bank of America Corporation,
5.000%
m
131,200
2,000 Bank of America Corporation,
5.375%
m
53,740
72 Bank of America Corporation,
Convertible, 7.250%
m
107,136
5,525 Capital One Financial Corporation,
5.000%
m
138,567
2,485 Cobank ACB, 6.250%
b,m
258,440
5,875 Equitable Holdings, Inc., 5.250%
m
149,989
140 First Horizon Bank, 3.750%
b,j,m
105,000
7,800 GMAC Capital Trust I, 6.065%
b
194,766
3,700 Hartford Financial Services Group,
Inc., 7.875%
b
102,379
3,650 J.P. Morgan Chase & Company,
4.750%
m
96,579
3,350 J.P. Morgan Chase & Company,
5.750%
m
91,488
3,350 Legg Mason, Inc., 5.450% 85,425
6,200 Morgan Stanley, 7.125%
b,m
171,120
775 Synovus Financial Corporation,
5.875%
b,m
19,941
Shares Preferred Stock (1.2%) Value
Financials (0.7%) - continued
5,025 Truist Financial Corporation,
4.750%
i,m
$ 130,399
483 Wells Fargo & Company,
Convertible, 7.500%
m
648,210
Total 3,045,098
Health Care (<0.1%)
111 Danaher Corporation, Convertible,
5.000% 141,809
Total 141,809
Industrials (0.1%)
243 Fortive Corporation, Convertible,
5.000% 227,531
1,957 Stanley Black & Decker, Inc.,
Convertible, 5.250% 197,461
Total 424,992
Real Estate (0.1%)
6,150 Public Storage, 4.125%
i,m
159,470
1,300 Public Storage, 4.625%
m
34,996
325 Public Storage, 4.700%
m
8,817
511 Public Storage, 4.875%
m
13,817
Total 217,100
Utilities (0.1%)
2,505 NextEra Energy, Inc., Convertible,
4.872% 135,671
6,725 Southern Company, 4.950% 177,271
2,432 Southern Company, Convertible,
6.750% 113,185
Total 426,127
Total Preferred Stock
(cost $5,028,343) 5,093,181
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
3,591,348 Thrivent Cash Management Trust 3,591,348
Total Collateral Held for
Securities Loaned
(cost $3,591,348) 3,591,348
Shares or
Principal
Amount Short-Term Investments ( 9.1% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.090%, 10/7/2020
p,q
199,998
200,000 0.080%, 10/28/2020
p,q
199,991
800,000 0.090%, 11/6/2020
p,q
799,944
200,000 0.080%, 11/12/2020
p,q
199,984
400,000 0.070%, 11/18/2020
p,q
399,963
200,000 0.055%, 12/8/2020
p,q
199,966
200,000 0.055%, 12/9/2020
p,q
199,965
300,000 0.055%, 12/10/2020
p,q
299,947
Thrivent Core Short-Term Reserve
Fund
3,569,877 0.310% 35,698,772

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

x
Shares or
Principal
Amount Short-Term Investments (9.1%) Value
U.S. Treasury Bills
100,000 0.092%, 11/19/2020
p,r
$ 99,988
Total Short-Term Investments
(cost $38,276,218) 38,298,518
Total Investments (cost
$417,946,864) 105.8% $447,393,342
Other Assets and Liabilities, Net
(5.8%) (24,534,407)
Total Net Assets 100.0% $422,858,935
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2020.
i Non-income producing security.
j Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $42,290,224 or
10.0% of total net assets.
k All or a portion of the security is on loan.
l Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
o All or a portion of the security is insured or guaranteed.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Balanced Income Plus Portfolio as of September 30, 2020
was $60,000 or 0.0% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 98,092
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 171,001
Common Stock 3,355,790
Total lending $3,526,791
Gross amount payable upon return of
collateral for securities loaned $3,591,348
Net amounts due to counterparty
$64,557
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,444,271 – 2,099,504 344,767
Capital Goods 6,766,476 – 6,360,458 406,018
Communications Services 17,338,588 – 16,519,776 818,812
Consumer Cyclical 8,969,645 – 8,273,142 696,503
Consumer Non-Cyclical 11,945,808 – 11,945,808 –
Energy 1,727,543 – 1,727,543 –
Financials 5,922,165 – 5,922,165 –
Technology 5,791,338 – 5,791,338 –
Transportation 1,587,769 – 1,587,769 –
Utilities 1,960,739 – 1,960,739 –
Common Stock
Communications Services 13,583,641 10,799,234 2,784,407 –
Consumer Discretionary 23,009,976 18,647,227 4,362,749 –
Consumer Staples 8,645,476 5,658,840 2,986,636 –
Energy 5,662,173 3,786,423 1,875,750 –
Financials 26,736,261 18,778,163 7,958,098 –
Health Care 29,728,824 22,301,737 7,427,087 –
Industrials 28,015,099 19,479,950 8,535,149 –
Information Technology 39,822,517 35,130,038 4,692,479 –
Materials 9,114,286 4,514,241 4,600,045 –
Real Estate 8,226,234 5,428,241 2,797,993 –
Utilities 3,133,908 2,864,004 269,904 –
Long-Term Fixed Income
Asset-Backed Securities 8,462,379 – 8,462,379 –
Basic Materials 1,789,396 – 1,789,396 –
Capital Goods 3,903,585 – 3,903,585 –
Collateralized Mortgage Obligations 17,783,656 – 17,783,656 –
Commercial Mortgage-Backed Securities 753,306 – 753,306 –
Communications Services 7,009,509 – 7,009,509 –
Consumer Cyclical 7,004,744 – 7,004,744 –
Consumer Non-Cyclical 7,071,911 – 7,071,911 –
Energy 5,889,668 – 5,889,668 –
Financials 17,838,277 – 17,838,277 –
Foreign Government 43,373 – 43,373 –
Mortgage-Backed Securities 18,650,449 – 18,650,449 –
Technology 5,746,776 – 5,746,776 –
Transportation 1,623,389 – 1,623,389 –
Utilities 3,221,488 – 3,221,488 –
Preferred Stock
Communications Services 283,374 283,374 – –
Consumer Discretionary 21,087 21,087 – –
Consumer Staples 341,120 341,120 – –
Energy 192,474 192,474 – –
Financials 3,045,098 2,343,627 701,471 –
Health Care 141,809 141,809 – –
Industrials 424,992 424,992 – –
Real Estate 217,100 217,100 – –
Utilities 426,127 426,127 – –
Registered Investment Companies
Unaffiliated 4,190,982 4,190,982 – –
Short-Term Investments 2,599,746 – 2,599,746 –
Subtotal Investments in Securities $378,808,552 $155,970,790 $220,571,662 $2,266,100
Other Investments  * Total
Affiliated Registered Investment Companies 29,294,670
Affiliated Short-Term Investments 35,698,772
Collateral Held for Securities Loaned 3,591,348
Subtotal Other Investments $68,584,790
Total Investments at Value $447,393,342

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 45,252 45,252 – –
Total Asset Derivatives $45,252 $45,252 $– $–
Liability Derivatives
Futures Contracts 365,948 365,948 – –
Credit Default Swaps 700 – 700 –
Total Liability Derivatives $366,648 $365,948 $700 $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$2,499,758 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 26 December 2020 $ 4,349,779 $ 7,821
CME Euro Foreign Exchange Currency 26 December 2020 3,840,532 (26,495)
CME Ultra Long Term U.S. Treasury Bond 10 December 2020 2,252,684 (34,559)
Eurex Euro STOXX 50 Index 104 December 2020 4,038,667 (161,118)
ICE mini MSCI EAFE Index 42 December 2020 4,007,746 (116,026)
Total Futures Long Contracts $ 18,489,408 ( $ 330,377)
CBOT 10-Yr. U.S. Treasury Note (41) December 2020 ( $ 5,714,263) ( $ 6,518)
CBOT 2-Yr. U.S. Treasury Note (12) December 2020 (2,650,276) (1,256)
CBOT 5-Yr. U.S. Treasury Note (5) December 2020 (629,556) (600)
CBOT U.S. Long Bond (25) December 2020 (4,444,462) 37,431
CME E-mini Russell 2000 Index (38) December 2020 (2,845,508) (12,852)
CME E-mini S&P Mid-Cap 400 Index (18) December 2020 (3,336,853) (3,767)
Ultra 10-Yr. U.S. Treasury Note (7) December 2020 (1,116,696) (2,757)
Total Futures Short Contracts ( $ 20,737,614) $9,681
Total Futures Contracts ( $ 2,248,206) ($320,696)

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $99,988 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 1,050,000 $ – ( $ 700) ( $ 700)
Total Credit Default Swaps $– ($700) ($700)
1 As the buyer of protection, Balanced Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $29,953 $1,016 $1,350 $29,295 2,983 6.9%
Total Affiliated Registered Investment
Companies
29,953
29,295 6.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 24,791 121,712 110,814 35,699 3,570 8.5
Total Affiliated Short-Term Investments
24,791
35,699 8.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,787 46,823 46,019 3,591 3,591 0.8
Total Collateral Held for Securities Loaned
2,787
3,591 0.8
Total Value
$57,531
$68,585

Balanced Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $0 $(324) – $1,015
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (12) 22 – 203
Total Income/Non Income Cash from Affiliated
Investments $1,218
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 15
Total Affiliated Income from Securities Loaned, Net $15
Total Value $(12) $(302) $–

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 11.9% )
a
Value
Basic Materials (0.5%)
Ball Metalpack Finco, LLC, Term
Loan
$ 136,850
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 131,239
Chemours Company, Term Loan
433,875
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
417,605
Hexion, Inc., Term Loan
495,317
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
486,649
Innophos Holdings, Inc., Term
Loan
497,500
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
492,525
Momentive Performance Materials
USA, LLC, Term Loan
459,188
3.410%,  (LIBOR 1M +
3.250%), 5/15/2024
b
438,813
Nouryon USA, LLC, Term Loan
838,447
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
810,603
Peabody Energy Corporation,
Term Loan
614,250
2.897%,  (LIBOR 1M +
2.750%), 3/31/2025
b
238,022
Pixelle Specialty Solutions, LLC,
Term Loan
973,703
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
968,834
Total 3,984,290
Capital Goods (1.2%)
Advanced Disposal Services, Inc.,
Term Loan
465,696
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
464,532
Asplundh Tree Expert, LLC, Term
Loan
310,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
309,420
Flex Acquisition Company, Inc.
Term Loan
1,000,000
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
968,750
GFL Environmental, Inc., Term
Loan
1,364,304
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,356,801
Mauser Packaging Solutions
Holding Company, Term Loan
706,170
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
661,597
Natgasoline, LLC, Term Loan
589,500
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
560,025
Navistar, Inc., Term Loan
999,375
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
989,381
Reynolds Group Holdings, Inc.,
Term Loan
715,434
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
705,868
500,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
490,500
Principal
Amount Bank Loans (11.9%)
a
Value
Capital Goods (1.2%) - continued
TransDigm, Inc., Term Loan
$ 1,751,763
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
$ 1,653,226
Vertiv Group Corporation, Term
Loan
1,666,625
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,638,292
Total 9,798,392
Communications Services (3.2%)
Altice France SA, Term Loan
435,375
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
414,669
CenturyLink, Inc., Term Loan
1,777,747
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,705,055
Charter Communications
Operating, LLC, Term Loan
734,337
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
b
720,480
CommScope, Inc., Term Loan
1,257,300
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,222,951
Coral-US Co-Borrower, LLC, Term
Loan
2,065,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,994,831
CSC Holdings, LLC, Term Loan
798,187
2.402%,  (LIBOR 1M +
2.250%), 7/17/2025
b
770,818
1,850,700
2.652%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,790,941
Diamond Sports Group, LLC, Term
Loan
1,481,269
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,143,051
Entercom Media Corporation, Term
Loan
742,544
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
697,063
GCI, LLC, Term Loan
1,130,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
1,121,525
Gray Television, Inc., Term Loan
450,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
439,794
HCP Acquisition, LLC, Term Loan
986,956
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
979,761
iHeartCommunications, Inc., Term
Loan
572,118
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
541,635
Mediacom Illinois, LLC, Term Loan
203,373
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
201,339
NEP Group, Inc., Term Loan
987,475
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
846,513
Nexstar Broadcasting, Inc., Term
Loan
1,235,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,206,187

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.9%)
a
Value
Communications Services (3.2%) - continued
Nielsen Finance, LLC, Term Loan
$ 403,987
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
$ 403,180
Radiate Holdco, LLC, Term Loan
1,695,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
1,663,219
SBA Senior Finance II, LLC, Term
Loan
772,390
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
751,412
Terrier Media Buyer, Inc., Term
Loan
600,462
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
584,808
324,188
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
314,867
T-Mobile USA, Inc., Term Loan
1,236,900
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,235,020
TNS, Inc., Term Loan
752,073
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
745,492
Virgin Media Bristol, LLC, Term
Loan
1,625,000
2.652%,  (LIBOR 1M +
2.500%), 1/31/2028
b
1,574,901
WideOpenWest Finance, LLC,
Term Loan
1,232,323
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,211,718
Windstream Services, LLC, Term
Loan
282,830
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
170,264
Xplornet Communications, Inc.,
Term Loan
289,275
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
283,310
Ziggo Financing Partnership, Term
Loan
1,090,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,047,152
Total 25,781,956
Consumer Cyclical (1.7%)
1011778 B.C., LLC, Term Loan
1,746,800
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,671,827
Boyd Gaming Corporation, Term
Loan
251,248
2.356%,  (LIBOR 1W +
2.250%), 9/15/2023
b
243,990
Caesars Resort Collection, LLC,
Term Loan
950,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
918,071
Cengage Learning, Inc., Term
Loan
472,451
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
393,821
Four Seasons Hotels, Ltd., Term
Loan
763,195
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
741,253
Principal
Amount Bank Loans (11.9%)
a
Value
Consumer Cyclical (1.7%) - continued
Golden Entertainment, Inc., Term
Loan
$ 1,375,125
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 1,314,963
Golden Nugget, LLC, Term Loan
708,632
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
629,932
IAA, Inc., Term Loan
304,763
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
299,429
LCPR Loan Financing, LLC, Term
Loan
1,550,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,546,776
Men's Warehouse, Inc., Term Loan
597,487
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b,g
179,246
Michaels Stores, Inc., Term Loan
680,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
663,000
Scientific Games International,
Inc., Term Loan
2,508,476
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,354,481
Staples, Inc., Term Loan
266,924
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
250,463
682,816
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
633,523
Stars Group Holdings BV, Term
Loan
708,489
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
706,081
Tenneco, Inc., Term Loan
451,950
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
406,475
Wyndham Hotels & Resorts, Inc.,
Term Loan
524,300
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
504,801
Total 13,458,132
Consumer Non-Cyclical (2.1%)
Bausch Health Americas, Inc.,
Term Loan
1,533,566
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,501,300
Bellring Brands, LLC, Term Loan
292,405
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
292,528
Change Healthcare Holdings, LLC,
Term Loan
587,188
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
574,070
Chobani, LLC, Term Loan
738,500
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
729,269
Dole Food Company, Inc., Term
Loan
984,311
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
968,522
Elanco Animal Health, Inc., Term
Loan
268,567
1.905%,  (LIBOR 1M +
1.750%), 8/1/2027
b
260,733

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.9%)
a
Value
Consumer Non-Cyclical (2.1%) - continued
Endo International plc, Term Loan
$ 787,526
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
$ 748,150
Global Medical Response, Inc.,
Term Loan
2,184,000
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,176,159
238,263
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
230,321
2,170,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
2,119,135
Grifols Worldwide Operations USA,
Inc., Term Loan
724,525
2.100%,  (LIBOR 1W +
2.000%), 11/15/2027
b
708,680
IQVIA, Inc., Term Loan
203,949
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
200,932
JBS USA LUX SA, Term Loan
1,217,638
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,182,936
Libbey Glass, Inc., Term Loan
266,865
0.000%,PIK 5.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,g,h
41,810
MPH Acquisition Holdings, LLC,
Term Loan
2,003,523
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,969,182
Ortho-Clinical Diagnostics SA,
Term Loan
1,858,942
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,776,219
Plantronics, Inc., Term Loan
404,757
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
379,290
R.R. Donnelley & Sons Company,
Term Loan
138,241
5.147%,  (LIBOR 1M +
5.000%), 1/15/2024
b
131,675
Sotera Health Holdings, LLC, Term
Loan
646,750
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
643,516
US Foods, Inc., Term Loan
198,961
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
191,003
Total 16,825,430
Energy (0.4%)
BCP Raptor II, LLC, Term Loan
557,938
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
388,698
Buckeye Partners, LP, Term Loan
547,250
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
536,305
Calpine Corporation, Term Loan
780,294
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
758,282
CONSOL Energy, Inc., Term Loan
591,000
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
b
471,322
Illuminate Buyer, LLC, Term Loan
555,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
549,800
Principal
Amount Bank Loans (11.9%)
a
Value
Energy (0.4%) - continued
Lealand Finance Company BV,
Term Loan
$ 206,839
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
$ 154,441
Total 2,858,848
Financials (1.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
512,088
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
497,079
Blackstone CQP Holdco, LP, Term
Loan
291,313
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
b
284,685
BPR Nimbus, LLC, Term Loan
935,427
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
755,694
Delos Finance SARL, Term Loan
250,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
243,875
INEOS U.S. Finance, LLC, Term
Loan
198,977
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
192,952
Level 3 Financing, Inc., Term Loan
1,030,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
996,844
MoneyGram International, Inc.,
Term Loan
555,578
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
540,994
NCR Corporation, Term Loan
841,500
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
819,057
Newco Financing Partnership,
Term Loan
770,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
746,130
Northriver Midstream Finance, LP,
Term Loan
831,515
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
802,279
Tronox Finance, LLC, Term Loan
1,734,763
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
1,705,029
UPC Financing Partnership, Term
Loan
770,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
746,130
Vericast Corporation, Term Loan
254,072
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
207,039
Total 8,537,787
Technology (1.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,484,275
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
1,347,351
Prime Security Services Borrower,
LLC, Term Loan
2,356,200
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
2,332,214

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (11.9%)
a
Value
Technology (1.1%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 2,063,882
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
$ 2,022,356
SS&C Technologies, Inc., Term
Loan
911,465
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
881,086
636,667
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
615,447
Zayo Group Holdings, Inc., Term
Loan
1,582,050
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,533,181
Total 8,731,635
Transportation (0.3%)
Genesee & Wyoming, Inc., Term
Loan
990,025
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
972,858
SkyMiles IP, Ltd., Term Loan
570,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
573,768
United Airlines, Inc., Term Loan
739,255
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
695,513
Total 2,242,139
Utilities (0.3%)
Advanced Drainage Systems, Inc.,
Term Loan
105,327
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
104,976
Core and Main, LP, Term Loan
627,262
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
613,343
EnergySolutions, LLC, Term Loan
425,212
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
405,015
Pacific Gas & Electric Company,
Term Loan
1,231,913
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
1,205,217
Talen Energy Supply, LLC, Term
Loan
342,000
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
337,154
Total 2,665,705
Total Bank Loans
(cost $98,715,247) 94,884,314
Principal
Amount Long-Term Fixed Income ( 50.1% ) Value
Asset-Backed Securities (3.9%)
522 Funding CLO, Ltd.
950,000
4.098%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e,i
950,000
Apidos CLO XXIV
1,570,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,i
1,547,378
Principal
Amount Long-Term Fixed Income (50.1%) Value
Asset-Backed Securities (3.9%) - continued
Babson CLO, Ltd.
$ 1,200,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,i
$ 1,071,696
Benefit Street Partners CLO IV, Ltd.
1,000,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,i
995,344
Business Jet Securities, LLC
1,163,635
4.447%,  6/15/2033, Ser.
2018-2, Class A
i
1,163,424
Cent CLO, LP
2,950,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
2,884,168
Foundation Finance Trust
339,599
3.300%,  7/15/2033, Ser.
2017-1A, Class A
i
345,318
Harley Marine Financing, LLC
1,248,038
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
i
1,118,819
Madison Park Funding XIV, Ltd.
1,450,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,419,550
Myers Park CLO, Ltd.
1,425,000
1.672%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
1,412,282
OHA Credit Funding 1, Ltd.
1,215,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,i
1,202,779
OZLM Funding II, Ltd.
2,435,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,i
2,394,664
OZLM IX, Ltd.
1,875,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
1,858,691
Palmer Square Loan Funding, Ltd.
1,000,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,i
1,000,043
Park Avenue Institutional Advisers
CLO, Ltd.
2,400,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,i
2,377,366
Pretium Mortgage Credit Partners,
LLC
1,907,336
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
i,j
1,903,514
Riserva CLO, Ltd.
1,200,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,i
1,189,639
Saxon Asset Securities Trust
184,048
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
185,890
Sound Point CLO X, Ltd.
1,150,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,i
1,099,743

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Asset-Backed Securities (3.9%) - continued
Sound Point CLO XXI, Ltd.
$ 2,400,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
$ 2,308,226
THL Credit Wind River CLO, Ltd.
1,250,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,i
1,177,609
Vericrest Opportunity Loan
Transferee
1,609,515
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
i,j
1,611,346
Total 31,217,489
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
55,000 1.500%,  10/15/2025 57,042
Alcoa Nederland Holding BV
370,000 5.500%,  12/15/2027
i
385,614
BWAY Holding Company
380,000 5.500%,  4/15/2024
i
381,345
Cleveland-Cliffs, Inc.
260,000 5.750%,  3/1/2025
k
241,800
220,000 9.875%,  10/17/2025
i
245,575
EI du Pont de Nemours &
Company
111,000 1.700%,  7/15/2025 115,104
First Quantum Minerals, Ltd.
460,000 7.500%,  4/1/2025
i
454,991
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 364,500
390,000 4.250%,  3/1/2030 399,750
Kinross Gold Corporation
108,000 5.125%,  9/1/2021 111,127
Krayton Polymers, LLC
480,000 7.000%,  4/15/2025
i
489,600
Methanex Corporation
530,000 5.250%,  12/15/2029 524,038
Mosaic Company
55,000 3.250%,  11/15/2022 57,477
Norbord, Inc.
520,000 5.750%,  7/15/2027
i
549,276
Novelis Corporation
580,000 5.875%,  9/30/2026
i
595,950
160,000 4.750%,  1/30/2030
i
156,155
Nucor Corporation
56,000 2.000%,  6/1/2025 58,478
OCI NV
420,000 4.625%,  10/15/2025
e,i
420,000
Olin Corporation
600,000 5.125%,  9/15/2027
k
594,000
Peabody Securities Finance
Corporation
455,000 6.375%,  3/31/2025
i
182,000
Steel Dynamics, Inc.
67,000 2.400%,  6/15/2025 69,891
Syngenta Finance NV
200,000 3.933%,  4/23/2021
i
202,579
Tronox Finance plc
550,000 5.750%,  10/1/2025
i
541,750
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
i
170,154
Total 7,368,196
Principal
Amount Long-Term Fixed Income (50.1%) Value
Capital Goods (1.8%)
AECOM
$ 1,105,000 5.125%,  3/15/2027 $ 1,193,533
Amsted Industries, Inc.
665,000 5.625%,  7/1/2027
i
707,440
Ardagh Packaging Finance plc
259,000 6.000%,  2/15/2025
i
268,920
400,000 5.250%,  8/15/2027
i
407,600
Berry Global, Inc.
330,000 4.875%,  7/15/2026
i
346,087
Caterpillar Financial Services
Corporation
164,000 1.900%,  9/6/2022 168,623
171,000 1.950%,  11/18/2022 176,604
111,000 1.450%,  5/15/2025 114,642
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
i
321,546
Cintas Corporation No. 2
162,000 2.900%,  4/1/2022 167,569
CNH Industrial Capital, LLC
165,000 4.875%,  4/1/2021 168,184
67,000 1.950%,  7/2/2023 68,087
Covanta Holding Corporation
470,000 6.000%,  1/1/2027 488,800
95,000 5.000%,  9/1/2030 95,883
Crown Americas Capital
Corporation IV
380,000 4.500%,  1/15/2023 394,250
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 487,441
General Electric Company
745,000 5.000%,  1/21/2021
b,l
593,589
Greenbrier Companies, Inc.,
Convertible
89,000 2.875%,  2/1/2024 81,412
H&E Equipment Services, Inc.
570,000 5.625%,  9/1/2025 594,225
Honeywell International, Inc.
111,000 1.350%,  6/1/2025 114,386
Huntington Ingalls Industries, Inc.
111,000 3.844%,  5/1/2025
i
121,942
Jeld-Wen, Inc.
340,000 4.625%,  12/15/2025
i
341,700
John Deere Capital Corporation
169,000 1.200%,  4/6/2023 172,303
171,000 2.050%,  1/9/2025
k
181,192
KBR, Inc., Convertible
456,000 2.500%,  11/1/2023 514,140
L3Harris Technologies, Inc.
280,000 4.950%,  2/15/2021 281,525
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025 180,662
PACCAR Financial Corporation
114,000 2.650%,  4/6/2023 120,168
Parker-Hannifin Corporation
225,000 2.700%,  6/14/2024 240,851
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023 146,575
Raytheon Technologies
Corporation
112,000 2.800%,  3/15/2022
i
115,470
Republic Services, Inc.
105,000 2.500%,  8/15/2024 111,744
Reynolds Group Issuer, Inc.
1,125,000 5.125%,  7/15/2023
i
1,139,062

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Capital Goods (1.8%) - continued
Roper Technologies, Inc.
$ 117,000 2.350%,  9/15/2024 $ 123,727
111,000 1.000%,  9/15/2025 111,279
Standard Industries, Inc.
690,000 4.375%,  7/15/2030
i
707,433
TransDigm, Inc.
220,000 6.250%,  3/15/2026
i
230,681
770,000 5.500%,  11/15/2027 740,009
TTM Technologies, Inc.,
Convertible
155,000 1.750%,  12/15/2020 183,186
United Rentals North America, Inc.
1,010,000 4.000%,  7/15/2030 1,032,725
United Technologies Corporation
237,000 3.950%,  8/16/2025 269,426
WESCO Distribution, Inc.
330,000 7.250%,  6/15/2028
i
361,573
WW Grainger, Inc.
115,000 1.850%,  2/15/2025 120,433
Total 14,506,627
Collateralized Mortgage Obligations (9.2%)
Alternative Loan Trust
516,045
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 417,702
Antler Mortgage Trust
1,186,977
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
i
1,190,201
2,086,813
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
i
2,091,227
Banc of America Alternative Loan
Trust
794,365
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 758,943
Banc of America Mortgage
Securities Trust
752,668
3.373%,  9/25/2035, Ser.
2005-H, Class 3A1
b
704,617
Bear Stearns Adjustable Rate
Mortgage Trust
47,900
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
48,077
Bellemeade Re, Ltd.
896,075
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
887,258
700,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,i
701,439
900,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,i
912,269
900,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,i
901,050
Cascade Funding Mortgage Trust
877,448
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
i
880,396
1,401,740
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
b,i
1,453,813
CHL Mortgage Pass-Through Trust
972,167
3.400%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
825,037
Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 372,273
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
$ 368,586
1,263,405
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 1,010,001
CIM Trust
718,384
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,i
757,215
Citigroup Mortgage Loan Trust,
Inc.
149,383
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 152,988
220,176
3.736%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
190,351
1,262,334
3.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,222,618
Countrywide Alternative Loan Trust
586,049
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 581,918
253,027
3.201%,  10/25/2035, Ser.
2005-43, Class 4A1
b
240,660
265,170
3.547%,  10/25/2035, Ser.
2005-43, Class 1A1
b
253,146
311,137
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 301,719
236,375
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 165,655
904,753
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 506,290
Countrywide Home Loan
Mortgage Pass Through Trust
418,196
3.457%,  11/25/2035, Ser.
2005-22, Class 2A1
b
387,337
Credit Suisse Mortgage Capital
Certificates
438,579
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
i,j
438,765
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
850,056
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 872,521
Eagle Re, Ltd.
812,112
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,i
806,761
Federal Home Loan Mortgage
Corporation
2,699,209
3.500%,  8/15/2035, Ser.
345, Class C8
m
291,662
Federal Home Loan Mortgage
Corporation - REMIC
925,429
2.500%,  12/15/2022, Ser.
4155, Class AI
m
18,177
664,024
2.500%,  5/15/2027, Ser.
4106, Class HI
m
30,522
2,265,679
3.000%,  5/15/2027, Ser.
4046, Class GI
m
128,563
1,730,863
3.000%,  7/15/2027, Ser.
4084, Class NI
m
110,884
2,603,659
3.000%,  7/15/2027, Ser.
4074, Class IO
m
167,510
845,648
2.500%,  2/15/2028, Ser.
4162, Class AI
m
46,421
1,863,445
2.500%,  2/15/2028, Ser.
4161, Class UI
m
103,627

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 2,637,034
2.500%,  3/15/2028, Ser.
4177, Class EI
m
$ 147,577
2,622,912
3.500%,  10/15/2032, Ser.
4119, Class KI
m
319,281
1,366,386
3.000%,  2/15/2033, Ser.
4170, Class IG
m
131,061
2,859,805
3.000%,  4/15/2033, Ser.
4203, Class DI
m
213,919
Federal National Mortgage
Association - REMIC
3,712,374
3.000%,  7/25/2027, Ser.
2012-73, Class DI
m
207,328
2,402,391
3.000%,  7/25/2027, Ser.
2012-74, Class AI
m
120,661
4,620,815
3.000%,  8/25/2027, Ser.
2012-95, Class HI
m
228,669
2,354,667
3.500%,  9/25/2027, Ser.
2012-98, Class YI
m
160,163
6,218,075
3.000%,  11/25/2027, Ser.
2012-121, Class BI
m
394,445
3,197,476
3.000%,  12/25/2027, Ser.
2012-139, Class DI
m
171,909
1,663,026
2.500%,  1/25/2028, Ser.
2012-152, Class AI
m
90,171
4,299,298
3.000%,  1/25/2028, Ser.
2012-147, Class EI
m
236,611
1,273,746
2.500%,  2/25/2028, Ser.
2013-46, Class CI
m
59,203
2,259,175
3.000%,  2/25/2028, Ser.
2013-2, Class GI
m
140,130
823,482
3.000%,  4/25/2028, Ser.
2013-30, Class DI
m
53,922
3,079,516
3.000%,  11/25/2031, Ser.
2013-69, Class IO
m
151,524
1,827,660
3.000%,  2/25/2033, Ser.
2013-1, Class YI
m
198,114
First Horizon Alternative Mortgage
Securities Trust
260,562
3.337%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
240,128
271,687
3.202%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
265,949
First Horizon Mortgage Pass-
Through Trust
213,529
3.827%,  8/25/2037, Ser.
2007-AR2, Class 1A2
b
141,746
Genworth Mortgage Insurance
Corporation
700,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,i
685,574
GMAC Mortgage Corporation
Loan Trust
529,413
3.668%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
505,942
Government National Mortgage
Association
743,202
4.000%,  1/16/2027, Ser.
2012-3, Class IO
m
49,873
Greenpoint Mortgage Funding
Trust
380,919
0.348%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
335,412
Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
IndyMac IMJA Mortgage Loan
Trust
$ 675,384
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 $ 446,297
IndyMac INDX Mortgage Loan
Trust
1,996,019
0.358%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,807,832
J.P. Morgan Alternative Loan Trust
596,552
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 484,259
J.P. Morgan Mortgage Trust
111,901
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 127,415
463,589
3.868%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
405,388
Legacy Mortgage Asset Trust
1,495,361
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
i
1,521,271
1,355,465
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
1,374,924
Lehman Mortgage Trust
204,504
0.898%,  (LIBOR 1M +
0.750%), 12/25/2035, Ser.
2005-2, Class 3A1
b
126,716
Master Asset Securitization Trust
727,499
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
181,510
MASTR Alternative Loans Trust
253,860
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
43,029
Merrill Lynch Alternative Note
Asset Trust
339,032
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 225,324
Merrill Lynch Mortgage Investors
Trust
776,400
3.536%,  6/25/2035, Ser.
2005-A5, Class M1
b
422,632
MFA NQM1 Trust
774,981
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
b,i
778,830
New Residential Mortgage Loan
Trust
484,772
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
i,j
485,352
Oaktown Re II, Ltd.
413,106
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,i
411,881
Preston Ridge Partners Mortgage
Trust, LLC
331,691
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
i,j
334,232
1,347,884
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
i,j
1,359,128
1,429,355
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
1,431,208
1,061,188
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,i
1,056,958

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 493,099
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
i,j
$ 494,309
737,878
3.671%,  8/25/2025, Ser.
2020-2, Class A1
i,j
737,935
Pretium Mortgage Credit Partners,
LLC
873,504
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
i,j
866,810
Radnor RE, Ltd.
103,037
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,i
102,848
1,700,000
2.848%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,i
1,619,402
RCO Mortgage, LLC
817,355
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
815,467
745,914
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,i
756,129
Renaissance Home Equity Loan
Trust
1,163,589
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
j
673,802
Residential Accredit Loans, Inc.
Trust
604,778
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 605,336
275,502
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 275,296
351,253
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 341,312
589,319
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 561,613
361,118
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 353,763
160,881
6.000%,  6/25/2037, Ser.
2007-QS8, Class A10 156,017
Residential Asset Securitization
Trust
450,399
6.222%,  8/25/2022, Ser.
2007-A8, Class 3A1
b
329,622
488,056
2.756%,  1/25/2034, Ser.
2004-IP1, Class A1
b
484,204
1,230,851
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,286,764
Residential Funding Mortgage
Security I Trust
789,552
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 739,598
Sequoia Mortgage Trust
704,222
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
b
543,942
Silver Hill Trust
1,013,738
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,030,260
Stanwich Mortgage Loan Trust
584,879
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
i,j
580,251
Starwood Mortgage Residential
Trust
1,049,459
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,i
1,085,508
Principal
Amount Long-Term Fixed Income (50.1%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,i
$ 1,215,902
Structured Adjustable Rate
Mortgage Loan Trust
245,863
3.201%,  7/25/2035, Ser.
2005-15, Class 4A1
b
221,259
160,966
3.678%,  9/25/2035, Ser.
2005-18, Class 1A1
b
129,481
Structured Asset Mortgage
Investments, Inc.
572,761
0.458%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
532,003
Toorak Mortgage Corporation
1,598,299
4.336%,  8/25/2021, Ser.
2018-1, Class A1
i,j
1,607,275
2,000,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
2,046,318
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,254,396
Vericrest Opportunity Loan
Transferee
1,018,131
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
i,j
1,015,986
1,750,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
i,j
1,703,557
693,403
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
i,j
694,093
3,600,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
i,j
3,547,976
2,200,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
i,j
2,178,596
296,632
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
i,j
296,740
Verus Securitization Trust
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,i
1,036,564
WaMu Mortgage Pass Through
Certificates
697,346
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
626,397
785,395
1.932%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
732,597
Washington Mutual Mortgage Pass
Through Certificates
361,580
6.000%,  11/25/2035, Ser.
2005-10, Class 2A9 350,434
759,654
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 449,610
Washington Mutual Mortgage
Pass-Through Certificates
331,910
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 331,464
Total 73,610,260
Commercial Mortgage-Backed Securities (0.4%)
BFLD Trust
950,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,i
950,000

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Commercial Mortgage-Backed Securities (0.4%)
- continued
Federal National Mortgage
Association - ACES
$ 20,886,987
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,m
$ 2,218,885
Total 3,168,885
Communications Services (3.1%)
Altice France SA
290,000 5.500%,  1/15/2028
i
293,625
American Tower Corporation
176,000 3.375%,  5/15/2024 190,533
112,000 2.950%,  1/15/2025 120,972
AT&T, Inc.
452,000 4.450%,  4/1/2024 505,400
British Sky Broadcasting Group
plc
110,000 3.125%,  11/26/2022
i
116,029
CCO Holdings, LLC
700,000 5.500%,  5/1/2026
i
729,750
460,000 5.125%,  5/1/2027
i
484,021
1,130,000 4.750%,  3/1/2030
i
1,196,387
160,000 4.250%,  2/1/2031
i
165,744
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 188,472
120,000 4.908%,  7/23/2025 138,704
Comcast Corporation
117,000 3.700%,  4/15/2024 129,194
117,000 3.950%,  10/15/2025 134,172
Cox Communications, Inc.
171,000 2.950%,  6/30/2023
i
179,986
Crown Castle International
Corporation
118,000 4.450%,  2/15/2026 135,163
CSC Holdings, LLC
725,000 5.500%,  5/15/2026
i
754,000
280,000 4.125%,  12/1/2030
i
285,390
500,000 4.625%,  12/1/2030
i
502,365
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
i
109,783
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 120,089
DISH Network Corporation,
Convertible
655,000 3.375%,  8/15/2026 601,288
Embarq Corporation
480,000 7.995%,  6/1/2036 568,349
Entercom Media Corporation
250,000 6.500%,  5/1/2027
i
217,500
Fox Corporation
229,000 4.030%,  1/25/2024 252,077
Front Range BidCo, Inc.
640,000 4.000%,  3/1/2027
i
629,904
GCI Liberty, Inc., Convertible
1,090,000 1.750%,  9/30/2046
i
1,867,715
GCI, LLC
290,000 4.750%,  10/15/2028
e,i
293,628
Gray Escrow, Inc.
460,000 7.000%,  5/15/2027
i
498,703
iHeartCommunications, Inc.
320,000 4.750%,  1/15/2028
i
301,583
Level 3 Financing, Inc.
235,000 5.250%,  3/15/2026 243,448
Principal
Amount Long-Term Fixed Income (50.1%) Value
Communications Services (3.1%) - continued
$ 580,000 4.625%,  9/15/2027
i
$ 595,950
510,000 4.250%,  7/1/2028
i
517,813
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 142,962
Liberty Media Corporation,
Convertible
100,000 1.000%,  1/30/2023 118,630
Netflix, Inc.
925,000 4.875%,  4/15/2028 1,033,687
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
i
419,580
Nielsen Finance, LLC
130,000 5.625%,  10/1/2028
i
133,575
SBA Communications Corporation
300,000 3.875%,  2/15/2027
i
304,500
SFR Group SA
650,000 7.375%,  5/1/2026
i
681,135
Sirius XM Radio, Inc.
940,000 5.000%,  8/1/2027
i
981,896
200,000 4.125%,  7/1/2030
i
204,958
Sprint Capital Corporation
400,000 6.875%,  11/15/2028 498,134
200,000 8.750%,  3/15/2032 292,762
Sprint Corporation
630,000 7.250%,  9/15/2021 659,137
960,000 7.625%,  2/15/2025 1,123,200
Telesat Canada / Telesat, LLC
320,000 4.875%,  6/1/2027
i
321,296
T-Mobile USA, Inc.
187,000 3.500%,  4/15/2025
i
205,180
930,000 4.500%,  2/1/2026 958,272
Univision Communications, Inc.
520,000 6.625%,  6/1/2027
i
507,650
VeriSign, Inc.
540,000 4.750%,  7/15/2027 572,400
Verizon Communications, Inc.
67,000 2.946%,  3/15/2022 69,458
219,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
223,721
Viacom, Inc.
161,000 4.250%,  9/1/2023 175,378
118,000 5.875%,  2/28/2057
b
120,074
Virgin Media Secured Finance plc
865,000 5.500%,  8/15/2026
i
901,763
Vodafone Group plc
165,000 3.750%,  1/16/2024 180,199
VTR Finance BV
190,000 6.375%,  N/A
i
199,500
Walt Disney Company
111,000 1.750%,  1/13/2026 115,318
Windstream Services, LLC
410,000 8.625%,  10/31/2025
*,f
246,000
Ziggo BV
423,000 5.500%,  1/15/2027
i
443,093
Total 24,901,195
Consumer Cyclical (3.2%)
1011778 B.C., ULC
960,000 4.375%,  1/15/2028
i
979,008
Allied Universal Holdco, LLC
300,000 6.625%,  7/15/2026
i
319,500
Allison Transmission, Inc.
675,000 5.000%,  10/1/2024
i
681,790

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Cyclical (3.2%) - continued
Amazon.com, Inc.
$ 111,000 0.800%,  6/3/2025 $ 111,988
American Honda Finance
Corporation
163,000 2.050%,  1/10/2023 168,482
111,000 0.650%,  9/8/2023 110,961
111,000 1.200%,  7/8/2025 111,808
BMW Finance NV
109,000 2.250%,  8/12/2022
i
112,517
Booking Holdings, Inc.,
Convertible
74,000 0.900%,  9/15/2021 78,744
Brookfield Property REIT, Inc.
175,000 5.750%,  5/15/2026
i
137,912
Brookfield Residential Properties,
Inc.
920,000 6.250%,  9/15/2027
i
927,751
Burlington Stores, Inc., Convertible
544,000 2.250%,  4/15/2025
i
648,189
Carnival Corporation
200,000 11.500%,  4/1/2023
i
224,196
210,000 10.500%,  2/1/2026
i
232,575
Cedar Fair, LP
380,000 5.250%,  7/15/2029
k
360,764
Colt Merger Sub, Inc.
620,000 6.250%,  7/1/2025
i
646,350
D.R. Horton, Inc.
160,000 2.550%,  12/1/2020 160,541
56,000 2.600%,  10/15/2025 60,043
Daimler Finance North America,
LLC
118,000 2.550%,  8/15/2022
i
121,888
Dana, Inc.
400,000 5.625%,  6/15/2028 413,000
Dick's Sporting Goods, Inc.,
Convertible
427,000 3.250%,  4/15/2025
i
781,853
Ford Motor Company
170,000 9.000%,  4/22/2025 194,907
100,000 9.625%,  4/22/2030 129,125
450,000 7.450%,  7/16/2031 516,064
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 988,762
500,000 4.134%,  8/4/2025 495,207
General Motors Company
163,000 5.400%,  10/2/2023 179,676
General Motors Financial
Company, Inc.
162,000 4.375%,  9/25/2021 167,128
118,000 4.200%,  11/6/2021 121,837
108,000 3.150%,  6/30/2022 110,936
233,000 3.950%,  4/13/2024 246,490
171,000 2.900%,  2/26/2025 176,172
111,000 2.750%,  6/20/2025 113,700
240,000 5.700%,  9/30/2030
b,l
240,900
Hanesbrands, Inc.
700,000 4.875%,  5/15/2026
i
747,250
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
i
186,013
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
i
269,009
Hilton Domestic Operating
Company, Inc.
920,000 4.875%,  1/15/2030 947,600
Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Cyclical (3.2%) - continued
Home Depot, Inc.
$ 111,000 3.750%,  2/15/2024 $ 122,447
Hyundai Capital America
165,000 3.000%,  6/20/2022
i,k
170,107
111,000 1.800%,  10/15/2025
i
110,388
International Game Technology plc
410,000 5.250%,  1/15/2029
i
414,612
KB Home
330,000 4.800%,  11/15/2029 363,825
Kohl's Corporation
145,000 9.500%,  5/15/2025 171,075
L Brands, Inc.
250,000 6.625%,  10/1/2030
i
254,375
Landry's, Inc.
320,000 6.750%,  10/15/2024
i
267,200
Lennar Corporation
161,000 2.950%,  11/29/2020 161,000
65,000 4.125%,  1/15/2022 66,462
172,000 4.875%,  12/15/2023 184,921
1,180,000 4.500%,  4/30/2024 1,265,550
58,000 5.875%,  11/15/2024 64,815
Lowe's Companies, Inc.
111,000 4.000%,  4/15/2025 125,801
Marriott International, Inc.
223,000 3.750%,  10/1/2025 228,990
Marriott Vacations Worldwide
Corporation, Convertible
87,000 1.500%,  9/15/2022 85,518
Mattamy Group Corporation
830,000 5.250%,  12/15/2027
i
852,825
McDonald's Corporation
226,000 3.350%,  4/1/2023 241,279
MGM Resorts International
115,000 6.000%,  3/15/2023 119,302
575,000 5.750%,  6/15/2025 603,060
Nissan Motor Company, Ltd.
111,000 3.043%,  9/15/2023
i
112,514
Norwegian Cruise Line Holdings,
Ltd.
200,000 10.250%,  2/1/2026
i
208,375
Penn National Gaming, Inc.,
Convertible
68,000 2.750%,  5/15/2026 218,243
Prime Security Services Borrower,
LLC
820,000 5.750%,  4/15/2026
i
876,892
150,000 3.375%,  8/31/2027
i
144,187
Ralph Lauren Corporation
111,000 1.700%,  6/15/2022 112,990
Royal Caribbean Cruises, Ltd.
210,000 9.125%,  6/15/2023
i
222,600
150,000 11.500%,  6/1/2025
i
174,337
Scientific Games International, Inc.
470,000 5.000%,  10/15/2025
i
472,938
ServiceMaster Company, LLC
690,000 5.125%,  11/15/2024
i
705,525
Six Flags Entertainment
Corporation
290,000 5.500%,  4/15/2027
i,k
275,007
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
i
202,113
Staples, Inc.
520,000 7.500%,  4/15/2026
i
479,159
Target Corporation
111,000 2.250%,  4/15/2025 118,506

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Cyclical (3.2%) - continued
TJX Companies, Inc.
$ 111,000 3.500%,  4/15/2025 $ 123,790
Under Armour, Inc., Convertible
74,000 1.500%,  6/1/2024
i
92,475
VF Corporation
116,000 2.050%,  4/23/2022 118,915
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
i
219,740
56,000 3.350%,  5/13/2025
i
61,137
Wyndham Destinations, Inc.
250,000 6.625%,  7/31/2026
i
261,903
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
i
145,500
Yum! Brands, Inc.
700,000 4.750%,  1/15/2030
i
754,250
Total 25,195,284
Consumer Non-Cyclical (3.3%)
Abbott Laboratories
216,000 2.550%,  3/15/2022 223,001
113,000 3.400%,  11/30/2023 122,770
AbbVie, Inc.
108,000 2.900%,  11/6/2022 113,239
233,000 2.300%,  11/21/2022
i
241,106
107,000 2.800%,  3/15/2023
i
111,844
457,000 3.600%,  5/14/2025 506,423
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
i
592,081
190,000 4.875%,  2/15/2030
i
198,075
Altria Group, Inc.
173,000 3.800%,  2/14/2024 189,066
113,000 4.400%,  2/14/2026 130,096
Amgen, Inc.
172,000 1.900%,  2/21/2025 179,846
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 126,290
Anheuser-Busch InBev Worldwide,
Inc.
177,000 4.150%,  1/23/2025 199,836
Anthem, Inc.
166,000 2.375%,  1/15/2025 176,343
Aramark Services, Inc.
180,000 6.375%,  5/1/2025
i
187,501
AstraZeneca plc
110,000 0.700%,  4/8/2026 107,862
BAT Capital Corporation
110,000 2.764%,  8/15/2022 113,992
177,000 3.222%,  8/15/2024 189,397
BAT International Finance plc
111,000 1.668%,  3/25/2026 111,350
Bausch Health Companies, Inc.
120,000 5.000%,  1/30/2028
i
116,550
Bayer U.S. Finance II, LLC
213,000 3.500%,  6/25/2021
i
217,272
Boston Scientific Corporation
241,000 3.450%,  3/1/2024 261,063
Bristol-Myers Squibb Company
177,000 3.625%,  5/15/2024 195,025
Bunge, Ltd. Finance Corporation
70,000 3.500%,  11/24/2020 70,306
134,000 1.630%,  8/17/2025 134,557
Cargill, Inc.
114,000 1.375%,  7/23/2023
i
116,601
Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Non-Cyclical (3.3%) - continued
Centene Corporation
$ 280,000 4.750%,  1/15/2025 $ 287,784
172,000 5.375%,  8/15/2026
i
182,178
150,000 4.250%,  12/15/2027 156,964
360,000 4.625%,  12/15/2029 388,318
610,000 3.000%,  10/15/2030
e
621,437
Cigna Corporation
235,000 4.125%,  11/15/2025 269,456
Conagra Brands, Inc.
118,000 3.800%,  10/22/2021 122,014
118,000 4.300%,  5/1/2024 131,636
Constellation Brands, Inc.
220,000 4.250%,  5/1/2023 239,932
CVS Health Corporation
108,000 2.750%,  12/1/2022 112,619
141,000 3.700%,  3/9/2023 151,033
220,000 4.100%,  3/25/2025 248,566
DaVita, Inc.
470,000 4.625%,  6/1/2030
i
482,408
Diageo Capital plc
133,000 1.375%,  9/29/2025 136,274
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
i
210,446
Encompass Health Corporation
550,000 4.500%,  2/1/2028 552,750
Energizer Holdings, Inc.
780,000 6.375%,  7/15/2026
i
838,656
450,000 4.375%,  3/31/2029
i
454,500
General Mills, Inc.
110,000 3.700%,  10/17/2023 119,920
110,000 3.650%,  2/15/2024 119,914
HCA, Inc.
1,350,000 5.375%,  2/1/2025 1,478,250
HLF Financing SARL, LLC
300,000 7.250%,  8/15/2026
i
308,250
Illumina, Inc., Convertible
44,000 0.500%,  6/15/2021 56,453
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
i
111,016
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024
i
109,582
JBS Investments II GmbH
290,000 5.750%,  1/15/2028
i
301,600
JBS USA, LLC
470,000 5.750%,  6/15/2025
i
484,476
430,000 5.500%,  1/15/2030
i
468,700
Kellogg Company
220,000 3.125%,  5/17/2022 228,943
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 546,882
Kraft Heinz Foods Company
500,000 4.625%,  1/30/2029 556,356
750,000 3.750%,  4/1/2030
i
791,721
230,000 4.250%,  3/1/2031
i
252,172
Kroger Company
110,000 2.800%,  8/1/2022 114,281
Medtronic, Inc.
57,000 3.500%,  3/15/2025 64,205
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
i
357,175
Mondelez International Holdings
Netherlands BV
162,000 2.000%,  10/28/2021
i
164,539

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Consumer Non-Cyclical (3.3%) - continued
Mondelez International, Inc.
$ 57,000 2.125%,  4/13/2023 $ 59,159
Mylan NV
148,000 3.150%,  6/15/2021 150,383
Mylan, Inc.
105,000 4.200%,  11/29/2023 115,095
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 119,343
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
i
492,410
PepsiCo, Inc.
168,000 2.250%,  3/19/2025 179,865
Pernod Ricard SA
150,000 5.750%,  4/7/2021
i
154,065
Philip Morris International, Inc.
170,000 1.500%,  5/1/2025 175,412
Post Holdings, Inc.
290,000 5.750%,  3/1/2027
i
304,863
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,i,l
254,700
Reynolds American, Inc.
110,000 4.850%,  9/15/2023 122,722
Royalty Pharma plc
111,000 1.200%,  9/2/2025
i
110,649
Scotts Miracle-Gro Company
530,000 4.500%,  10/15/2029 561,469
Shire Acquisitions Investments
Ireland Designated Activity
Company
59,000 2.400%,  9/23/2021 60,065
Simmons Foods, Inc.
320,000 5.750%,  11/1/2024
i
320,333
Spectrum Brands, Inc.
300,000 5.750%,  7/15/2025 309,300
240,000 5.000%,  10/1/2029
i
249,000
150,000 5.500%,  7/15/2030
i
158,250
Sysco Corporation
223,000 5.650%,  4/1/2025 263,671
Teleflex, Inc.
725,000 4.875%,  6/1/2026 748,563
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 240,600
700,000 5.125%,  11/1/2027
i
720,020
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,558
440,000 2.800%,  7/21/2023 420,750
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 127,604
TreeHouse Foods, Inc.
200,000 4.000%,  9/1/2028 202,276
Tyson Foods, Inc.
98,000 4.500%,  6/15/2022 103,773
UnitedHealth Group, Inc.
70,000 3.350%,  7/15/2022 73,758
Upjohn, Inc.
111,000 1.650%,  6/22/2025
i
113,600
VRX Escrow Corporation
1,895,000 6.125%,  4/15/2025
i
1,940,006
Zoetis, Inc.
161,000 3.250%,  2/1/2023 169,865
Total 26,226,025
Principal
Amount Long-Term Fixed Income (50.1%) Value
Energy (2.6%)
Antero Resources Corporation
$ 285,000 5.000%,  3/1/2025 $ 178,125
Apache Corporation
190,000 4.875%,  11/15/2027 179,550
310,000 4.375%,  10/15/2028
k
283,650
240,000 5.100%,  9/1/2040 215,736
Archrock Partners, LP
290,000 6.250%,  4/1/2028
i
273,325
BP Capital Markets America, Inc.
442,000 2.520%,  9/19/2022 457,146
114,000 2.937%,  4/6/2023 120,571
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,l
256,800
Buckeye Partners, LP
120,000 4.125%,  3/1/2025
i
114,600
390,000 3.950%,  12/1/2026 364,018
140,000 4.125%,  12/1/2027 132,650
Canadian Natural Resources, Ltd.
110,000 2.950%,  1/15/2023 114,389
111,000 2.050%,  7/15/2025 113,240
Canadian Oil Sands, Ltd.
108,000 9.400%,  9/1/2021
i
114,162
Cheniere Energy Partners, LP
970,000 5.625%,  10/1/2026 1,008,800
Chevron Corporation
56,000 1.141%,  5/11/2023 57,079
111,000 1.554%,  5/11/2025 114,998
Comstock Resources, Inc.
200,000 9.750%,  8/15/2026 205,040
Continental Resources, Inc.
304,000 5.000%,  9/15/2022 301,912
176,000 4.500%,  4/15/2023 167,800
DCP Midstream Operating, LP
300,000 5.625%,  7/15/2027 306,900
Devon Energy Corporation
111,000 5.850%,  12/15/2025 124,372
Diamondback Energy, Inc.
117,000 2.875%,  12/1/2024 118,442
Enagas SA
800,000 5.500%,  1/15/2028
i
720,000
Enbridge, Inc.
110,000 2.900%,  7/15/2022 114,168
887,000 6.250%,  3/1/2078
b
900,305
Endeavor Energy Resources, LP
130,000 5.500%,  1/30/2026
i
129,025
360,000 5.750%,  1/30/2028
i
361,800
Energy Transfer Operating, LP
112,000 4.200%,  9/15/2023 118,017
220,000 5.875%,  1/15/2024 241,962
264,000 6.625%,  2/15/2028
b,l
179,441
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 268,184
420,000 5.600%,  4/1/2044 269,850
Enterprise Products Operating,
LLC
440,000 4.875%,  8/16/2077
b
383,244
EOG Resources, Inc.
180,000 2.625%,  3/15/2023 187,502
EQM Midstream Partners, LP
350,000 6.500%,  7/1/2027
i
371,007
160,000 5.500%,  7/15/2028 161,128
EQT Corporation
540,000 3.900%,  10/1/2027
k
492,075
EQT Corporation, Convertible
223,000 1.750%,  5/1/2026
i
254,153

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Energy (2.6%) - continued
Equinor ASA
$ 112,000 2.875%,  4/6/2025 $ 121,727
Exxon Mobil Corporation
165,000 1.571%,  4/15/2023 169,703
113,000 2.992%,  3/19/2025 123,754
Harvest Midstream, LP
270,000 7.500%,  9/1/2028
i
268,650
Hess Corporation
112,000 3.500%,  7/15/2024 114,558
Kinder Morgan Energy Partners,
LP
216,000 3.450%,  2/15/2023 226,895
Marathon Petroleum Corporation
110,000 4.750%,  12/15/2023 120,552
MPLX, LP
162,000 4.500%,  7/15/2023 175,553
134,000 1.750%,  3/1/2026 133,695
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 239,131
Nabors Industries, Ltd.
410,000 7.250%,  1/15/2026
i
201,925
National Fuel Gas Company
112,000 5.500%,  1/15/2026 122,237
Newfield Exploration Company
172,000 5.625%,  7/1/2024 167,291
Noble Energy, Inc.
178,000 3.900%,  11/15/2024 194,727
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 371,808
Occidental Petroleum Corporation
284,000 2.700%,  8/15/2022 265,361
590,000 2.900%,  8/15/2024 500,574
210,000 3.400%,  4/15/2026 167,475
190,000 8.500%,  7/15/2027 191,465
360,000 3.500%,  8/15/2029 276,048
200,000 6.450%,  9/15/2036 170,004
500,000 4.400%,  4/15/2046 356,733
ONEOK, Inc.
57,000 2.200%,  9/15/2025 56,164
Parsley Energy, LLC
460,000 5.625%,  10/15/2027
i
457,700
PDC Energy, Inc., Convertible
17,000 1.125%,  9/15/2021 16,122
Pioneer Natural Resources
Company, Convertible
146,000 0.250%,  5/15/2025
i
160,745
Plains All American Pipeline, LP
260,000 6.125%,  11/15/2022
b,l
164,944
60,000 2.850%,  1/31/2023 61,071
53,000 3.600%,  11/1/2024 54,668
111,000 4.650%,  10/15/2025 119,240
QEP Resources, Inc.
210,000 5.625%,  3/1/2026 119,175
Sabine Pass Liquefaction, LLC
108,000 6.250%,  3/15/2022 114,605
108,000 5.625%,  4/15/2023 118,293
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 111,579
Shell International Finance BV
112,000 2.375%,  4/6/2025 119,449
Southwestern Energy Company
530,000 7.500%,  4/1/2026
k
518,075
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 120,293
Principal
Amount Long-Term Fixed Income (50.1%) Value
Energy (2.6%) - continued
Sunoco Logistics Partners
Operations, LP
$ 175,000 4.400%,  4/1/2021 $ 177,567
Sunoco, LP
370,000 5.875%,  3/15/2028 378,325
Targa Resources Partners, LP
570,000 5.375%,  2/1/2027 573,203
100,000 5.000%,  1/15/2028 97,500
Transocean Guardian, Ltd.
261,300 5.875%,  1/15/2024
i
168,539
W&T Offshore, Inc.
320,000 9.750%,  11/1/2023
i
220,371
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 110,652
Western Midstream Operating, LP
160,000 6.250%,  2/1/2050 148,200
310,000 4.100%,  2/1/2025 295,275
300,000 3.950%,  6/1/2025 281,940
Williams Partners, LP
215,000 4.500%,  11/15/2023 235,403
WPX Energy, Inc.
240,000 5.750%,  6/1/2026 248,400
270,000 5.250%,  10/15/2027 274,050
Total 20,676,580
Financials (7.3%)
ACE INA Holdings, Inc.
70,000 2.875%,  11/3/2022 73,216
Aegon NV
720,000
0.736%,  (USISDA 10Y +
0.100%), 1/15/2021
b,l
546,048
AerCap Ireland Capital DAC
150,000 6.500%,  7/15/2025 161,904
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
90,000 3.150%,  2/15/2024 89,243
118,000 3.500%,  1/15/2025 114,925
Air Lease Corporation
220,000 2.500%,  3/1/2021 221,324
Aircastle, Ltd.
178,000 5.000%,  4/1/2023 178,390
Ally Financial, Inc.
167,000 1.450%,  10/2/2023 166,584
430,000 5.750%,  11/20/2025 482,709
American Express Company
105,000 3.700%,  8/3/2023 113,734
113,000 3.400%,  2/22/2024 122,755
American International Group, Inc.
56,000 2.500%,  6/30/2025 59,847
Ares Capital Corporation,
Convertible
90,000 4.625%,  3/1/2024 93,321
Athene Global Funding
165,000 4.000%,  1/25/2022
i,k
171,292
Australia and New Zealand
Banking Group, Ltd.
200,000 2.950%,  7/22/2030
b,i
207,246
Aviation Capital Group, LLC
100,000 5.500%,  12/15/2024
i
103,156
Avolon Holdings Funding, Ltd.
57,000 5.250%,  5/15/2024
i
57,253
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,l
245,084

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
Banco Santander Mexico SA
$ 67,000 5.375%,  4/17/2025
i
$ 74,504
Bank of America Corporation
218,000 2.738%,  1/23/2022
b
219,538
224,000 3.499%,  5/17/2022
b
228,174
200,000 3.004%,  12/20/2023
b
209,985
328,000 3.550%,  3/5/2024
b
349,368
564,000 5.125%,  6/20/2024
b,l
578,344
497,000 3.864%,  7/23/2024
b
538,204
244,000 4.200%,  8/26/2024 271,683
990,000 6.250%,  9/5/2024
b,l
1,060,537
113,000 3.458%,  3/15/2025
b
122,467
279,000 1.319%,  6/19/2026
b
280,681
480,000 5.875%,  3/15/2028
b,l
517,562
Bank of Montreal
330,000 3.300%,  2/5/2024 357,452
Bank of New York Mellon
Corporation
216,000 2.600%,  2/7/2022 222,240
114,000 1.600%,  4/24/2025 118,349
120,000 4.700%,  9/20/2025
b,l
127,320
Bank of Nova Scotia
221,000 2.375%,  1/18/2023 230,174
114,000 1.950%,  2/1/2023 117,817
35,000 1.625%,  5/1/2023 35,897
360,000 4.900%,  6/4/2025
b,l
372,600
Barclays Bank plc
100,000 5.140%,  10/14/2020 100,141
Barclays plc
225,000 4.610%,  2/15/2023
b
235,504
283,000 4.338%,  5/16/2024
b
303,794
195,000 8.000%,  6/15/2024
b,l
207,675
134,000 2.852%,  5/7/2026
b
139,119
BB&T Corporation
105,000 2.500%,  8/1/2024 111,751
BNP Paribas SA
240,000 7.625%,  3/30/2021
b,i,l
244,200
141,000 2.819%,  11/19/2025
b,i
148,740
BPCE SA
110,000 3.000%,  5/22/2022
i
113,791
114,000 2.375%,  1/14/2025
i
118,523
Camden Property Trust
110,000 4.875%,  6/15/2023 120,706
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 120,211
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 174,370
171,000 2.280%,  1/28/2026
b
176,947
Capital One Financial Corporation
324,000 3.050%,  3/9/2022 334,680
Cascades USA, Inc.
480,000 5.125%,  1/15/2026
i
502,896
Central Fidelity Capital Trust I
445,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
415,406
Charles Schwab Corporation
962,000 5.375%,  6/1/2025
b,l
1,042,375
CIT Group, Inc.
655,000 5.000%,  8/15/2022 675,469
Citigroup, Inc.
108,000 2.750%,  4/25/2022 111,604
108,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
108,535
466,000 2.312%,  11/4/2022
b
475,092
Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
$ 218,000 3.142%,  1/24/2023
b
$ 224,909
496,000 5.000%,  9/12/2024
b,l
493,520
726,000 4.700%,  1/30/2025
b,l
701,497
336,000 3.352%,  4/24/2025
b
363,468
248,000 5.950%,  5/15/2025
b,l
259,780
274,000 5.500%,  9/13/2025 324,039
CNA Financial Corporation
126,000 3.950%,  5/15/2024 139,593
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,l
126,000
Compass Bank
250,000 3.500%,  6/11/2021 254,530
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 229,501
Cooperatieve Rabobank UA
111,000 1.339%,  6/24/2026
b,i
112,346
Corporate Office Properties, LP
111,000 2.250%,  3/15/2026 112,245
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
i
307,839
Credit Agricole SA
108,000 3.375%,  1/10/2022
i
111,537
240,000 8.125%,  12/23/2025
b,i,l
282,000
111,000 1.907%,  6/16/2026
b,i
113,496
Credit Suisse Group AG
372,000 7.500%,  12/11/2023
b,i,l
405,480
117,000 2.593%,  9/11/2025
b,i
122,088
250,000 2.193%,  6/5/2026
b,i
258,139
Credit Suisse Group Funding
(Guernsey), Ltd.
325,000 3.800%,  9/15/2022 343,515
Dai-ichi Life Insurance Company,
Ltd.
518,000 5.100%,  10/28/2024
b,i,l
574,332
Danske Bank AS
177,000 5.000%,  1/12/2023
b,i
185,516
Deutsche Bank AG
223,000 2.222%,  9/18/2024
b
224,464
200,000 6.000%,  10/30/2025
b,l
172,500
Deutsche Bank AG of New York
117,000 3.950%,  2/27/2023 122,884
Digital Realty Trust, LP
165,000 2.750%,  2/1/2023 172,576
Discover Bank
107,000 4.200%,  8/8/2023 117,078
175,000 2.450%,  9/12/2024 184,596
ESH Hospitality, Inc.
280,000 5.250%,  5/1/2025
i
282,800
150,000 4.625%,  10/1/2027
i
147,191
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 195,348
Fifth Third Bancorp
164,000 2.600%,  6/15/2022 169,543
113,000 3.650%,  1/25/2024 123,160
240,000 4.500%,  9/30/2025
b,l
241,500
First Horizon National Corporation
134,000 3.550%,  5/26/2023 140,998
Five Corners Funding Trust
275,000 4.419%,  11/15/2023
i
305,550
FNB Corporation
229,000 2.200%,  2/24/2023 231,029
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 394,465

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
GE Capital Funding, LLC
$ 200,000 3.450%,  5/15/2025
i
$ 214,102
General Electric Capital
Corporation
232,000 3.100%,  1/9/2023 243,447
Goldman Sachs Group, Inc.
500,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,l
491,400
216,000 3.000%,  4/26/2022 219,115
164,000 2.876%,  10/31/2022
b
167,920
108,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
b
108,704
226,000 3.625%,  2/20/2024 245,404
548,000 5.500%,  8/10/2024
b,l
578,140
111,000 3.500%,  4/1/2025 122,472
176,000 3.272%,  9/29/2025
b
190,513
167,000 4.250%,  10/21/2025 189,727
Guardian Life Global Funding
200,000 2.000%,  4/26/2021
i
201,975
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
205,000 4.125%,  9/1/2022 329,609
HCP, Inc.
114,000 4.250%,  11/15/2023 124,751
Hospitality Properties Trust
80,000 4.250%,  2/15/2021 79,600
HSBC Holdings plc
216,000 6.875%,  6/1/2021
b,l
220,320
225,000 3.803%,  3/11/2025
b
243,062
372,000 6.375%,  3/30/2025
b,l
389,367
141,000 2.633%,  11/7/2025
b
146,869
134,000 1.645%,  4/18/2026
b
133,622
248,000 6.500%,  3/23/2028
b,l
263,344
Huntington Bancshares, Inc.
140,000 3.150%,  3/14/2021 141,499
360,000 4.450%,  10/15/2027
b,l
356,400
Icahn Enterprises, LP
325,000 6.750%,  2/1/2024 333,377
430,000 6.375%,  12/15/2025 442,025
200,000 6.250%,  5/15/2026 208,500
ILFC E-Capital Trust II
372,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
b,i
201,810
ING Groep NV
225,000 4.100%,  10/2/2023 246,715
Intercontinental Exchange, Inc.
111,000 0.700%,  6/15/2023 111,291
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
i
871,897
iStar, Inc., Convertible
58,000 3.125%,  9/15/2022 61,686
J.P. Morgan Chase & Company
272,000 2.776%,  4/25/2023
b
281,275
252,000 3.375%,  5/1/2023 268,971
600,000 5.150%,  5/1/2023
b,l
603,000
215,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
218,319
240,000 6.750%,  2/1/2024
b,l
259,800
97,000 1.514%,  6/1/2024
b
99,098
1,132,000 5.000%,  8/1/2024
b,l
1,130,049
245,000 3.875%,  9/10/2024 270,991
476,000 4.023%,  12/5/2024
b
523,465
726,000 4.600%,  2/1/2025
b,l
711,480
111,000 2.083%,  4/22/2026
b
115,932
Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
KeyBank NA
$ 285,000 1.250%,  3/10/2023 $ 290,245
Kilroy Realty, LP
125,000 4.375%,  10/1/2025 137,979
Liberty Mutual Group, Inc.
25,000 5.000%,  6/1/2021
i
25,761
Lincoln National Corporation
235,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
169,555
Lloyds Banking Group plc
233,000 3.000%,  1/11/2022 239,725
175,000 2.858%,  3/17/2023
b
179,891
225,000 3.900%,  3/12/2024 244,887
242,000 7.500%,  6/27/2024
b,l
253,798
590,000 6.657%,  5/21/2037
b,i,l
699,150
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,l
239,100
480,000 5.875%,  3/15/2028
b,l
522,000
MGIC Investment Corporation,
Convertible
393,000 9.000%,  4/1/2063
i
502,058
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
i
428,400
Mitsubishi UFJ Financial Group,
Inc.
108,000 2.998%,  2/22/2022 111,603
163,000 2.623%,  7/18/2022 168,936
220,000 3.455%,  3/2/2023 234,204
113,000 3.407%,  3/7/2024 122,764
134,000 1.412%,  7/17/2025 135,653
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
168,804
Morgan Stanley
216,000 5.500%,  7/28/2021 225,078
108,000 2.750%,  5/19/2022 111,920
64,000 4.875%,  11/1/2022 69,189
218,000 3.125%,  1/23/2023 230,525
234,000 4.100%,  5/22/2023 252,920
114,000 2.720%,  7/22/2025
b
121,098
226,000 2.188%,  4/28/2026
b
236,571
MPT Operating Partnership, LP
510,000 5.250%,  8/1/2026 525,300
460,000 4.625%,  8/1/2029 478,616
National Australia Bank, Ltd.
171,000 1.875%,  12/13/2022 176,603
National Bank of Canada
171,000 2.100%,  2/1/2023 176,773
National Securities Clearing
Corporation
115,000 1.200%,  4/23/2023
i
117,023
Natwest Group plc
110,000 6.125%,  12/15/2022 120,322
110,000 6.100%,  6/10/2023 121,694
Nippon Life Insurance Company
363,000 3.400%,  1/23/2050
b,i
386,595
Nomura Holdings, Inc.
137,000 2.648%,  1/16/2025 144,242
Nordea Bank Abp
200,000 6.625%,  3/26/2026
b,i,l
225,666
Outfront Media Cap, LLC
680,000 4.625%,  3/15/2030
i
652,800
Park Aerospace Holdings, Ltd.
57,000 4.500%,  3/15/2023
i
56,546

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
PayPal Holdings, Inc.
$ 111,000 1.650%,  6/1/2025 $ 114,941
PNC Financial Services Group,
Inc.
110,000 3.500%,  1/23/2024 119,862
Provident Financing Trust I
112,000 7.405%,  3/15/2038 128,468
Prudential Financial, Inc.
695,000 5.625%,  6/15/2043
b
738,125
589,000 5.200%,  3/15/2044
b
623,815
120,000 3.700%,  10/1/2050
b
122,436
Quicken Loans, LLC
240,000 3.625%,  3/1/2029
i
237,900
240,000 3.875%,  3/1/2031
i
237,000
Regions Financial Corporation
112,000 3.800%,  8/14/2023 121,425
240,000 5.750%,  6/15/2025
b,l
256,200
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 178,863
Royal Bank of Canada
111,000 1.600%,  4/17/2023 113,905
118,000 2.250%,  11/1/2024 125,052
Royal Bank of Scotland Group plc
240,000 8.625%,  8/15/2021
b,l
246,000
220,000 4.269%,  3/22/2025
b
239,116
94,000 3.754%,  11/1/2029
b
97,323
Santander Holdings USA, Inc.
111,000 3.450%,  6/2/2025 118,454
Santander UK Group Holdings plc
210,000 2.875%,  8/5/2021 214,220
Santander UK plc
171,000 2.100%,  1/13/2023 176,457
Service Properties Trust
250,000 4.500%,  6/15/2023 245,265
330,000 4.750%,  10/1/2026 294,080
Simon Property Group, LP
120,000 2.500%,  7/15/2021 121,297
106,000 2.000%,  9/13/2024 109,260
Societe Generale SA
141,000 2.625%,  10/16/2024
i
146,047
240,000 8.000%,  9/29/2025
b,i,l
267,900
Springleaf Finance Corporation
770,000 6.875%,  3/15/2025 854,450
Standard Chartered plc
163,000 2.744%,  9/10/2022
b,i
165,578
Starwood Property Trust, Inc.,
Convertible
67,000 4.375%,  4/1/2023 64,229
State Street Corporation
111,000 2.825%,  3/30/2023
b,i
114,847
118,000 2.354%,  11/1/2025
b
124,881
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 112,229
456,000 2.778%,  10/18/2022 476,219
141,000 2.448%,  9/27/2024 148,995
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
i
111,400
Synchrony Financial
94,000 3.750%,  8/15/2021 95,934
105,000 2.850%,  7/25/2022 108,150
115,000 4.250%,  8/15/2024 124,945
Toronto-Dominion Bank
113,000 3.250%,  3/11/2024 122,445
Principal
Amount Long-Term Fixed Income (50.1%) Value
Financials (7.3%) - continued
Truist Bank
$ 167,000 1.500%,  3/10/2025 $ 172,161
Truist Financial Corporation
540,000 4.950%,  9/1/2025
b,l
568,350
UBS Group AG
134,000 1.364%,  1/30/2027
b,i
133,897
USB Realty Corporation
496,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,i,l
401,760
Ventas Realty, LP
112,000 3.100%,  1/15/2023 116,447
110,000 3.750%,  5/1/2024 117,841
VEREIT Operating Partnership, LP
110,000 4.625%,  11/1/2025 121,514
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
i
180,837
110,000 3.750%,  2/15/2027
i
108,161
180,000 4.625%,  12/1/2029
i
183,858
110,000 4.125%,  8/15/2030
i
108,350
Wachovia Capital Trust II
220,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
200,284
Wells Fargo & Company
205,000 2.100%,  7/26/2021 207,863
110,000 2.625%,  7/22/2022 114,109
220,000 4.125%,  8/15/2023 239,652
250,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
253,114
115,000 3.750%,  1/24/2024 124,932
100,000 1.654%,  6/2/2024
b
101,838
233,000 2.406%,  10/30/2025
b
244,113
169,000 2.188%,  4/30/2026
b
175,517
Westpac Banking Corporation
114,000 2.000%,  1/13/2023 118,169
114,000 2.894%,  2/4/2030
b
118,122
Total 58,287,147
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
i
137,346
Total 137,346
Mortgage-Backed Securities (10.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
4,661,238 3.000%,  3/25/2050 4,887,712
2,406,706 3.000%,  4/1/2050 2,523,642
1,284,722 3.500%,  7/1/2047 1,359,379
Federal National Mortgage
Association
1,034,432 4.500%,  5/1/2048 1,120,294
1,952,618 3.500%,  10/1/2048 2,063,125
810,112 3.500%,  6/1/2049 856,940
2,272,001 3.500%,  8/1/2049 2,405,789
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,000,000 1.500%,  10/1/2035
e
5,114,453
6,950,000 2.000%,  10/1/2035
e
7,221,484
8,688,000 2.500%,  10/1/2035
e
9,070,815
5,050,000 2.000%,  11/1/2035
e
5,245,265

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Mortgage-Backed Securities (10.4%) -
continued
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
$ 11,075,000 2.000%,  10/1/2050
e
$ 11,448,781
11,127,000 2.500%,  10/1/2050
e
11,670,310
4,525,000 2.000%,  11/1/2050
e
4,666,538
7,200,000 2.500%,  11/1/2050
e
7,536,022
2,632,791 4.000%,  7/1/2048 2,808,081
3,075,000 3.000%,  10/1/2049
e
3,221,183
Total 83,219,813
Technology (2.1%)
Akamai Technologies, Inc.,
Convertible
1,007,000 0.375%,  9/1/2027 1,165,017
Apple, Inc.
385,000 3.450%,  5/6/2024 424,301
111,000 1.125%,  5/11/2025 113,568
Baidu, Inc.
137,000 3.075%,  4/7/2025 145,593
Black Knight InfoServ, LLC
75,000 3.625%,  9/1/2028
i
75,797
Broadcom Corporation
441,000 2.650%,  1/15/2023 458,088
171,000 3.125%,  1/15/2025 182,384
Broadcom, Inc.
55,000 2.250%,  11/15/2023 57,176
CommScope Technologies
Finance, LLC
859,000 6.000%,  6/15/2025
i
870,639
Dell International, LLC/ EMC
Corporation
170,000 4.000%,  7/15/2024
i
183,674
56,000 5.850%,  7/15/2025
i
65,342
Diamond 1 Finance Corporation
330,000 5.450%,  6/15/2023
i
361,792
Diamond Sports Group, LLC
300,000 5.375%,  8/15/2026
i
212,250
530,000 6.625%,  8/15/2027
i
275,600
Fiserv, Inc.
235,000 2.750%,  7/1/2024 251,220
Gartner, Inc.
310,000 4.500%,  7/1/2028
i
324,787
210,000 3.750%,  10/1/2030
i
212,426
Global Payments, Inc.
52,000 2.650%,  2/15/2025 55,175
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 109,393
92,000 4.450%,  10/2/2023 101,164
Intuit, Inc.
111,000 0.950%,  7/15/2025 112,038
J2 Global, Inc., Convertible
221,000 1.750%,  11/1/2026
i
195,413
301,000 3.250%,  6/15/2029 344,399
Lumentum Holdings, Inc.,
Convertible
208,000 0.250%,  3/15/2024 290,796
Marvell Technology Group, Ltd.
112,000 4.200%,  6/22/2023 120,913
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 234,182
Principal
Amount Long-Term Fixed Income (50.1%) Value
Technology (2.1%) - continued
Micron Technology, Inc.
$ 158,000 2.497%,  4/24/2023 $ 164,065
NCR Corporation
920,000 6.125%,  9/1/2029
i
972,090
Nuance Communications, Inc.,
Convertible
1,313,000 1.250%,  4/1/2025 2,325,717
NXP BV/NXP Funding, LLC
165,000 4.875%,  3/1/2024
i
185,518
NXP Funding, LLC
56,000 2.700%,  5/1/2025
i
59,274
ON Semiconductor Corporation,
Convertible
630,000 1.625%,  10/15/2023 831,994
Open Text Corporation
410,000 4.125%,  2/15/2030
i
421,660
Oracle Corporation
60,000 2.500%,  5/15/2022 61,876
166,000 2.500%,  4/1/2025 177,877
Panasonic Corporation
163,000 2.536%,  7/19/2022
i
168,197
Plantronics, Inc.
510,000 5.500%,  5/31/2023
i
453,900
PTC, Inc.
160,000 3.625%,  2/15/2025
i
162,400
Qorvo, Inc.
250,000 3.375%,  4/1/2031
i
254,281
Seagate HDD Cayman
116,000 4.250%,  3/1/2022 121,056
111,000 4.750%,  1/1/2025 121,841
Sensata Technologies, Inc.
530,000 3.750%,  2/15/2031
i
526,688
SS&C Technologies, Inc.
700,000 5.500%,  9/30/2027
i
743,904
Switch, Ltd.
110,000 3.750%,  9/15/2028
i
111,100
Tencent Holdings, Ltd.
134,000 1.810%,  1/26/2026
i
136,617
Teradyne, Inc., Convertible
148,000 1.250%,  12/15/2023 377,629
Texas Instruments, Inc.
167,000 1.375%,  3/12/2025 172,781
Total System Services, Inc.
111,000 3.750%,  6/1/2023 119,002
Verint Systems, Inc., Convertible
282,000 1.500%,  6/1/2021 284,820
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 276,758
Xerox Holdings Corporation
280,000 5.000%,  8/15/2025
i
276,716
Total 16,450,888
Transportation (0.6%)
AerCap Holdings NV
424,000 5.875%,  10/10/2079
b
325,127
Air Lease Corporation
114,000 2.300%,  2/1/2025 111,938
111,000 3.375%,  7/1/2025 113,323
Air Transport Services Group, Inc.,
Convertible
118,000 1.125%,  10/15/2024 124,329
American Airlines, Inc.
100,000 11.750%,  7/15/2025
i
96,500

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (50.1%) Value
Transportation (0.6%) - continued
CSX Corporation
$ 110,000 3.700%,  11/1/2023 $ 119,354
Delta Air Lines, Inc.
440,000 7.000%,  5/1/2025
i
483,041
222,697 4.500%,  10/20/2025
i
228,543
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 72,867
Meritor, Inc., Convertible
476,000 3.250%,  10/15/2037 493,850
Mileage Plus Holdings, LLC
300,000 6.500%,  6/20/2027
i
312,375
Penske Truck Leasing Company,
LP
113,000 3.375%,  2/1/2022
i
116,676
Ryder System, Inc.
238,000 3.500%,  6/1/2021 242,869
Southwest Airlines Company
56,000 4.750%,  5/4/2023 59,800
167,000 5.250%,  5/4/2025 183,892
Southwest Airlines Company,
Convertible
418,000 1.250%,  5/1/2025 545,490
Union Pacific Corporation
168,000 3.750%,  7/15/2025 191,263
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 65,566
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
i
306,202
529,000 6.750%,  8/15/2024
i
560,317
Total 4,753,322
Utilities (1.3%)
AES Corporation
430,000 5.125%,  9/1/2027 457,993
Alabama Power Company
108,000 2.450%,  3/30/2022 110,982
Ameren Corporation
109,000 2.500%,  9/15/2024 115,433
Berkshire Hathaway Energy
Company
114,000 4.050%,  4/15/2025
i
130,041
Calpine Corporation
450,000 4.500%,  2/15/2028
i
460,863
CenterPoint Energy, Inc.
110,000 2.500%,  9/1/2022 113,671
105,000 2.500%,  9/1/2024 111,693
Dominion Energy, Inc.
110,000 2.715%,  8/15/2021 112,013
110,000 3.071%,  8/15/2024 118,265
375,000 4.650%,  12/15/2024
b,l
380,018
DTE Energy Company
178,000 3.300%,  6/15/2022 185,226
164,000 2.529%,  10/1/2024 174,310
Duke Energy Corporation
216,000 2.400%,  8/15/2022 223,254
370,000 4.875%,  9/16/2024
b,l
391,388
Edison International
113,000 4.950%,  4/15/2025 123,666
Entergy Corporation
111,000 0.900%,  9/15/2025 110,846
Evergy, Inc.
106,000 2.450%,  9/15/2024 112,193
Eversource Energy
109,000 2.500%,  3/15/2021 109,892
Principal
Amount Long-Term Fixed Income (50.1%) Value
Utilities (1.3%) - continued
Exelon Generation Company, LLC
$ 112,000 3.250%,  6/1/2025 $ 122,418
FirstEnergy Corporation
163,000 2.850%,  7/15/2022 167,067
116,000 2.050%,  3/1/2025 117,333
Florida Power & Light Company
111,000 2.850%,  4/1/2025 121,718
Georgia Power Company
114,000 2.100%,  7/30/2023 118,996
106,000 2.200%,  9/15/2024 111,804
GFL Environmental, Inc.
350,000 3.750%,  8/1/2025
i
349,125
NextEra Energy Operating
Partners, LP
920,000 3.875%,  10/15/2026
i
952,200
NiSource, Inc.
565,000 5.650%,  6/15/2023
b,l
560,763
111,000 0.950%,  8/15/2025 110,861
PG&E Corporation
200,000 5.000%,  7/1/2028 194,000
180,000 5.250%,  7/1/2030 174,150
PPL Capital Funding, Inc.
220,000 3.950%,  3/15/2024 241,544
PSEG Power, LLC
100,000 3.000%,  6/15/2021 101,623
Public Service Enterprise Group,
Inc.
110,000 2.875%,  6/15/2024 117,682
Sempra Energy
233,000 3.550%,  6/15/2024 252,231
240,000 4.875%,  10/15/2025
b,l
246,600
Southern Company
351,000 4.000%,  1/15/2051
b
351,973
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 389,025
Talen Energy Supply, LLC
390,000 7.625%,  6/1/2028
i
390,000
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
i
432,397
TransCanada Trust
768,000 5.875%,  8/15/2076
b
817,920
Vistra Operations Company, LLC
570,000 5.000%,  7/31/2027
i
598,643
Total 10,581,820
Total Long-Term Fixed Income
(cost $394,724,429) 400,300,877
Shares Common Stock ( 26.1% ) Value
Communications Services (1.8%)
3,714 Activision Blizzard, Inc. 300,648
1,350 Alphabet, Inc., Class A
n
1,978,560
738 Alphabet, Inc., Class C
n
1,084,565
301 AT&T, Inc. 8,581
75,160 Auto Trader Group plc
i
545,695
12,957 Carsales.com, Ltd. 194,102
56 Charter Communications, Inc.
n
34,963
24,624 Comcast Corporation 1,139,106
100 Daiichikosho Company, Ltd. 3,212
11,776 Deutsche Telekom AG 196,072
14,858 Discovery, Inc., Class A
k,n
323,459
11,055 DISH Network Corporation
n
320,927
4,658 Facebook, Inc.
n
1,219,930
39,000 HKT Trust and HKT, Ltd. 51,765
1,272 Ipsos SA 31,800

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Communications Services (1.8%) - continued
3,700 KDDI Corporation $ 93,061
4,991 Live Nation Entertainment, Inc.
n
268,915
63 Match Group, Inc.
n
6,971
47,682 Mediaset Espana Comunicacion
SA
n
176,592
300 Nintendo Company, Ltd. 170,007
3,300 Nippon Telegraph & Telephone
Corporation 67,375
6,000 NTT DOCOMO, Inc. 220,477
19,884 QuinStreet, Inc.
n
314,962
658 REA Group, Ltd. 52,396
3,234 Rightmove plc 26,145
16,932 Seven West Media, Ltd.
n
1,361
29,300 SoftBank Corporation 327,408
3,000 SoftBank Group Corporation 185,624
13,500 TV Asahi Holdings Corporation 214,387
21,834 Twitter, Inc.
n
971,613
9,283 Uber Technologies, Inc.
n
338,644
25,938 Verizon Communications, Inc. 1,543,051
3,828 Walt Disney Company 474,978
3,951 Windstream Services, LLC
Rights
c,n
37,495
3,052 Wolters Kluwer NV 260,345
8,392 Zillow Group, Inc.
n
852,124
Total 14,037,316
Consumer Discretionary (3.0%)
1,500 ABC-MART, Inc. 78,099
1,511 Amazon.com, Inc.
n
4,757,731
800 AOKI Holdings, Inc. 4,023
11,062 Aptiv plc 1,014,164
1,470 ARB Corporation, Ltd. 29,369
3,134 Aristocrat Leisure, Ltd. 68,348
1,700 Autobacs Seven Company, Ltd. 22,143
441 AutoZone, Inc.
n
519,339
28,919 B&M European Value Retail SA 184,365
2,639 Berkeley Group Holdings plc 143,860
353 Booking Holdings, Inc.
n
603,870
1,100 Bridgestone Corporation 34,770
3,267 Bunzl plc 105,480
2,406 Burlington Stores, Inc.
n
495,853
13,911 Callaway Golf Company 266,257
6,661 Cedar Fair, LP 186,974
324 Chipotle Mexican Grill, Inc.
n
402,962
2,200 Chiyoda Company, Ltd. 20,495
207 Churchill Downs, Inc. 33,911
211 Cie Generale des Etablissements
Michelin 22,651
22,000 Citizen Watch Company, Ltd.
n
61,716
2,011 Collins Foods, Ltd. 14,952
10,590 Cooper-Standard Holdings, Inc.
n
139,894
5,662 Crocs, Inc.
n
241,937
5,016 D.R. Horton, Inc. 379,360
582 Darden Restaurants, Inc. 58,631
297 Deckers Outdoor Corporation
n
65,343
8,400 Denso Corporation 368,187
5,833 Dick's Sporting Goods, Inc. 337,614
7,079 Dollarama, Inc. 271,347
4,771 Dometic Group AB
i,n
58,905
285 Domino's Pizza Enterprises, Ltd. 16,296
1,117 Domino's Pizza Group plc 5,257
779 Domino's Pizza, Inc. 331,293
100 Doutor Nichires Holdings
Company, Ltd. 1,519
688 eBay, Inc. 35,845
974 Emerald Holding, Inc. 1,987
Shares Common Stock (26.1%) Value
Consumer Discretionary (3.0%) - continued
885 Europris ASA
i
$ 4,537
200 Exedy Corporation 2,605
100 Fast Retailing Company, Ltd. 62,842
862 Five Below, Inc.
n
109,474
39,000 Galaxy Entertainment Group, Ltd. 263,667
392 Grand Canyon Education, Inc.
n
31,337
8,053 GVC Holdings plc
n
100,858
12,366 Harley-Davidson, Inc. 303,462
94 Helen of Troy, Ltd.
n
18,191
215 Hermes International 185,171
5,395 Home Depot, Inc. 1,498,246
15,936 Husqvarna AB 175,235
6,903 Industria de Diseno Textil SA 190,968
763 InterContinental Hotels Group plc
n
40,050
1,200 Izumi Company, Ltd. 43,757
6,026 Leggett & Platt, Inc. 248,090
8,114 Lowe's Companies, Inc. 1,345,788
2,368 Lululemon Athletica, Inc.
n
779,948
50 LVMH Moet Hennessy Louis
Vuitton SE 23,395
2,149 McDonald's Corporation 471,684
19 Mercadolibre, Inc.
n
20,567
2,268 Miller Industries, Inc. 69,333
1,400 Mohawk Industries, Inc.
n
136,626
28,569 Moneysupermarket.com Group plc 98,478
221 Netflix, Inc.
n
110,507
8,000 NHK Spring Company, Ltd. 51,222
2,000 Nihon Unisys, Ltd. 63,101
3,630 NIKE, Inc. 455,710
6,600 Nissan Motor Company, Ltd.
n
23,342
245 NVR, Inc.
n
1,000,364
1,400 Onward Holdings Company, Ltd. 3,627
400 Oriental Land Company, Ltd. 56,098
2,520 Pandox AB
n
28,890
660 Penn National Gaming, Inc.
n
47,982
1,597 Planet Fitness, Inc.
n
98,407
2,831 Playa Hotels and Resorts NV
n
11,862
1,500 PLENUS Company, Ltd. 25,899
1,184 Premier Investments, Ltd. 17,601
11,275 Redrow plc
n
58,665
1,929 Restaurant Brands International,
Inc. 110,937
2,441 RH
n
933,975
2,500 Rinnai Corporation 243,853
4,000 Sangetsu Company, Ltd. 61,666
200 Sankyo Company, Ltd. 5,237
82 Scandic Hotels Group AB
i
246
5,000 Sekisui House, Ltd. 88,604
600 SHIMAMURA Company, Ltd. 58,286
2,271 Sleep Number Corporation
n
111,075
2,000 Sony Corporation 153,284
6,600 Sony Corporation ADR 506,550
8,692 Stoneridge, Inc.
n
159,672
38,900 Sumitomo Electric Industries, Ltd. 437,910
18,200 Sumitomo Rubber Industries, Ltd. 169,062
1,933 Super Retail Group, Ltd. 14,701
600 Takara Standard Company, Ltd. 8,076
322 Tesla, Inc.
n
138,141
5,456 Texas Roadhouse, Inc. 331,670
2,216 Thule Group AB
i
73,127
800 Toyoda Gosei Company, Ltd. 18,369
900 Toyota Motor Corporation 59,733
119 Wayfair, Inc.
n
34,630
800 Yum! Brands, Inc. 73,040

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Consumer Discretionary (3.0%) - continued
6,183 Zumiez, Inc.
n
$ 172,011
Total 23,626,188
Consumer Staples (1.1%)
2,400 Arcs Company, Ltd. 61,616
1,400 Asahi Group Holdings, Ltd. 48,794
2,911 BJ's Wholesale Club Holdings,
Inc.
n
120,952
1,507 British American Tobacco plc 54,058
8,348 Bunge, Ltd. 381,504
3,110 Carlsberg AS 418,986
6,409 Colgate-Palmolive Company 494,454
1,001 Costco Wholesale Corporation 355,355
25,824 Cott Corporation 366,701
661 Elior Participations SCA
i
3,069
3,086 ForFarmers BV 18,887
746 Glanbia plc 7,703
18,371 Hain Celestial Group, Inc.
n
630,125
13,000 Japan Tobacco, Inc. 237,169
1,729 John B. Sanfilippo & Son, Inc. 130,332
800 Kao Corporation 60,057
2,000 Kewpie Corporation 41,136
2,100 Kimberly-Clark Corporation 310,086
6,235 Lamb Weston Holdings, Inc. 413,193
20 Lindt & Spruengli AG 168,819
477 L'Oreal SA 155,231
800 Ministop Company, Ltd. 11,245
9,646 Nestle SA 1,147,990
100 Noevir Holdings Company, Ltd. 4,680
3,419 Orkla ASA 34,506
3,886 PepsiCo, Inc. 538,600
1,557 Philip Morris International, Inc. 116,759
3,114 Procter & Gamble Company 432,815
289 Royal Unibrew AS 29,788
3,100 Seven & I Holdings Company, Ltd. 96,317
2,800 Sugi Holdings Company, Ltd. 197,971
2,800 Sundrug Company, Ltd. 105,546
8,137 Turning Point Brands, Inc. 227,022
300 Unicharm Corporation 13,417
1,750 Unilever NV 106,273
11,001 Wal-Mart Stores, Inc. 1,539,150
Total 9,080,306
Energy (0.9%)
16,619 BP plc ADR 290,168
31,183 CGG SA
n
20,797
1,036 Cheniere Energy, Inc.
n
47,936
6,406 Chevron Corporation 461,232
77 Cimarex Energy Company 1,873
4,510 ConocoPhillips 148,108
544 Core Laboratories NV 8,301
3,974 Diamondback Energy, Inc. 119,697
16,799 Enbridge, Inc. 490,531
34,800 Eneos Holdings, Inc. 124,162
22,999 Eni SPA 179,763
32,338 Enterprise Products Partners, LP 510,617
2,970 EOG Resources, Inc. 106,742
18,866 EQT Corporation 243,937
12,867 Equinor ASA 182,295
6,828 Exxon Mobil Corporation 234,405
422 Gaztransport Et Technigaz SA 40,243
4,172 Gibson Energy, Inc. 67,614
9,599 Halliburton Company 115,668
16,796 Helmerich & Payne, Inc. 246,061
12,571 John Wood Group plc
n
34,515
Shares Common Stock (26.1%) Value
Energy (0.9%) - continued
39,700 Kinder Morgan, Inc. $ 489,501
457 Lundin Energy AB 9,063
9,709 Marathon Oil Corporation 39,710
9,282 Marathon Petroleum Corporation 272,334
91,459 McDermott International, Inc.
n
219,502
6,500 MPLX, LP 102,310
9,609 Nine Energy Service, Inc.
n
10,858
2,146 OMV AG
n
58,717
3,074 PDC Energy, Inc.
n
38,102
4,599 Pioneer Natural Resources
Company 395,468
18,481 Royal Dutch Shell plc, Class A 230,706
29,850 Royal Dutch Shell plc, Class B 361,994
2,193 SBM Offshore NV 34,982
3,481 Schlumberger, Ltd. 54,164
7,338 SEACOR Holdings, Inc.
n
213,389
2,304 Subsea 7 SA
n
16,560
3,311 TC Energy Corporation 139,000
7,870 Tenaris SA ADR 77,520
10,930 Total SE 375,366
32,511 Tullow Oil plc
n
6,361
5,174 Valero Energy Corporation 224,138
1,018 Washington H. Soul Pattinson and
Company, Ltd. 17,292
5,200 Williams Companies, Inc. 102,180
299 Woodside Petroleum, Ltd. 3,795
69,458 WPX Energy, Inc.
n
340,344
Total 7,508,021
Financials (3.6%)
12,977 AB Industrivarden
n
345,106
9,170 Aflac, Inc. 333,329
7,400 AIA Group, Ltd. 73,557
8,202 Air Lease Corporation 241,303
4,482 Allianz SE 860,234
19,775 Ally Financial, Inc. 495,759
2,889 American Express Company 289,622
1,332 American Financial Group, Inc. 89,217
6,870 American International Group, Inc. 189,131
909 Aon plc 187,527
42 Ares Capital Corporation 586
2,579 Arthur J. Gallagher & Company 272,291
4,968 Associated Banc-Corp 62,696
27,705 Assured Guaranty, Ltd. 595,103
831 ASX, Ltd. 48,585
2,833 Baloise Holding AG 417,087
31,436 Bank of America Corporation 757,293
296 Bank of Marin Bancorp 8,572
6,033 Bank of N.T. Butterfield & Son, Ltd. 134,415
1,517 Berkshire Hathaway, Inc.
n
323,030
3,257 Berkshire Hills Bancorp, Inc. 32,928
949 BlackRock, Inc. 534,809
2,348 Blackstone Mortgage Trust, Inc. 51,586
841 Boston Private Financial Holdings,
Inc. 4,642
15,298 Bridgewater Bancshares, Inc.
n
145,178
8,650 Capital One Financial Corporation 621,589
6,549 Charles Schwab Corporation 237,270
4,246 Chubb, Ltd. 493,046
30,056 CI Financial Corporation 381,244
17,459 Citigroup, Inc. 752,657
1,302 Cohen & Steers, Inc. 72,573
8,429 Columbia Banking System, Inc. 201,032
3,280 Comerica, Inc. 125,460
1,637 Commonwealth Bank of Australia 75,329
1,187 Community Trust Bancorp, Inc. 33,545

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Financials (3.6%) - continued
1,814 Credit Agricole SA
n
$ 15,827
26,300 DBS Group Holdings, Ltd. 386,646
1,778 Deutsche Boerse AG 311,721
6,746 Deutsche Pfandbriefbank AG
i,n
44,726
5,420 Discover Financial Services 313,168
26,312 DnB ASA
n
366,542
1,951 Ellington Residential Mortgage
REIT 21,656
5,423 Euronext NV
i
679,322
3,183 Evercore, Inc. 208,359
20,731 Everi Holdings, Inc.
n
171,031
649 FactSet Research Systems, Inc. 217,337
295 FBL Financial Group, Inc. 14,219
355 Financial Institutions, Inc. 5,467
4,606 First BanCorp 24,043
2,470 First Busey Corporation 39,248
2,876 First Financial Bancorp 34,526
8,631 First Interstate BancSystem, Inc. 274,897
434 First Merchants Corporation 10,051
229 First Mid-Illinois Bancshares, Inc. 5,714
32,068 FlexiGroup, Ltd. 24,993
14,500 FS KKR Capital Corporation 229,970
15,900 FS KKR Capital Corporation II 233,889
7,234 Fulton Financial Corporation 67,493
2,815 Glacier Bancorp, Inc. 90,221
892 Goldman Sachs Group, Inc. 179,265
19,300 Golub Capital BDC, Inc. 255,532
1,469 Great Southern Bancorp, Inc. 53,207
783 Great Western Bancorp, Inc. 9,748
281 Groupe Bruxelles Lambert SA 25,333
4,263 Hancock Whitney Corporation 80,187
4,991 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 210,970
8,629 Hartford Financial Services Group,
Inc. 318,065
9,687 Heartland Financial USA, Inc. 290,562
19,421 Heritage Commerce Corporation 129,247
923 Hometrust Bancshares, Inc. 12,534
3,375 Hope Bancorp, Inc. 25,599
1,320 Houlihan Lokey, Inc. 77,946
14,912 HSBC Holdings plc 58,340
243 IGM Financial, Inc. 5,572
417 Independent Bank Corporation 5,242
5,909 Interactive Brokers Group, Inc. 285,582
103,476 Israel Discount Bank, Ltd. 279,147
13,268 J.P. Morgan Chase & Company 1,277,310
8,000 Japan Post Bank Company, Ltd. 62,398
1,200 Japan Post Holdings Company,
Ltd. 8,183
4,280 Julius Baer Group, Ltd. 181,782
6,753 Kemper Corporation 451,303
33,003 KeyCorp 393,726
842 L E Lundbergforetagen AB
n
41,602
621 Lakeland Bancorp, Inc. 6,179
5,284 Laurentian Bank of Canada
k
108,533
514 Markel Corporation
n
500,482
86 MarketAxess Holdings, Inc. 41,417
940 Marsh & McLennan Companies,
Inc. 107,818
2,231 Mediobanca SPA 17,482
8,274 Meridian Bancorp, Inc. 85,636
7,980 MetLife, Inc. 296,617
3,062 MidWestOne Financial Group, Inc. 54,718
14,700 Mitsubishi UFJ Financial Group,
Inc. 58,666
2,304 Mizrahi Tefahot Bank, Ltd. 40,868
Shares Common Stock (26.1%) Value
Financials (3.6%) - continued
298 Moody's Corporation $ 86,375
12,750 Morgan Stanley 616,463
900 MS and AD Insurance Group
Holdings, Inc. 24,249
4,225 National Bank of Canada 209,862
482 OFG Bancorp 6,006
1,026 Onex Corporation 45,770
10,200 ORIX Corporation 127,401
935 PacWest Bancorp 15,970
1,942 Paragon Banking Group plc 8,326
1,842 Pargesa Holding SA 152,279
254 Peapack-Gladstone Financial
Corporation 3,848
3,424 Popular, Inc. 124,188
2,611 Primerica, Inc. 295,409
206 QCR Holdings, Inc. 5,646
17,637 Radian Group, Inc. 257,677
275 Raiffeisen Bank International AG
n
4,209
5,160 Raymond James Financial, Inc. 375,442
100 Ricoh Leasing Company, Ltd. 2,706
7,414 Royal Bank of Canada 520,547
1,604 S&P Global, Inc. 578,402
7,606 Santander Consumer USA
Holdings, Inc. 138,353
9,360 Seacoast Banking Corporation of
Florida
n
168,761
1,682 Selective Insurance Group, Inc. 86,606
2,200 Senshu Ikeda Holdings, Inc. 3,673
773 Simmons First National
Corporation 12,256
5,100 Singapore Exchange, Ltd. 34,398
13,600 Sixth Street Specialty Lending, Inc. 234,056
1,527 St. James's Place plc 18,370
1,569 State Auto Financial Corporation 21,589
5,700 Sumitomo Mitsui Financial Group,
Inc. 159,377
13,382 Sun Life Financial, Inc. 545,310
1,172 Swiss Life Holding AG 443,475
12,033 Synovus Financial Corporation 254,739
2,186 T. Rowe Price Group, Inc. 280,289
524 TMX Group, Ltd. 53,890
2,500 Tokio Marine Holdings, Inc. 109,386
842 Topdanmark AS 40,757
14,456 Toronto-Dominion Bank 669,304
8,916 Triumph Bancorp, Inc.
n
277,644
10,310 Truist Financial Corporation 392,296
302 Washington Federal, Inc. 6,300
210 Washington Trust Bancorp, Inc. 6,439
26,909 Wells Fargo & Company 632,631
15,713 Western Alliance Bancorp 496,845
20,576 Zions Bancorporations NA 601,231
Total 28,463,945
Health Care (3.9%)
5,275 Abbott Laboratories 574,078
1,430 AbbVie, Inc. 125,254
3,202 Alexion Pharmaceuticals, Inc.
n
366,405
2,139 Align Technology, Inc.
n
700,223
3,230 Amgen, Inc. 820,937
4,545 AMN Healthcare Services, Inc.
n
265,701
2,217 Anthem, Inc. 595,464
4,700 Astellas Pharmaceutical, Inc. 70,061
2,151 Baxter International, Inc. 172,983
1,614 Becton, Dickinson and Company 375,546
1,414 Biogen, Inc.
n
401,124

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Health Care (3.9%) - continued
2,381 Biohaven Pharmaceutical Holding
Company, Ltd.
n
$ 154,789
3,885 Catalent, Inc.
n
332,789
8,910 Centene Corporation
n
519,720
2,767 Cerner Corporation 200,026
76 Chemed Corporation 36,507
5,300 Chugai Pharmaceutical Company,
Ltd. 237,840
3,229 Cigna Holding Company 547,025
3,252 CSL, Ltd. 671,756
5,747 CVS Health Corporation 335,625
5,600 Daiichi Sankyo Company, Ltd. 171,907
9,757 Danaher Corporation 2,100,975
8,208 Edwards Lifesciences Corporation
n
655,163
2,029 Eli Lilly and Company 300,333
3,468 Gilead Sciences, Inc. 219,143
50,856 GlaxoSmithKline plc 953,427
8,283 GlaxoSmithKline plc ADR 311,772
174 Grifols SA 5,003
7,568 Halozyme Therapeutics, Inc.
n
198,887
3,110 HCA Healthcare, Inc. 387,755
522 Humana, Inc. 216,051
24 IDEXX Laboratories, Inc.
n
9,435
177 Illumina, Inc.
n
54,707
564 Incyte Corporation
n
50,613
1,003 Intuitive Surgical, Inc.
n
711,669
2,316 IQVIA Holding, Inc.
n
365,071
4,294 Jazz Pharmaceuticals, Inc.
n
612,281
14,441 Johnson & Johnson 2,149,976
1,000 KYORIN Holdings, Inc. 20,271
337 Laboratory Corporation of America
Holdings
n
63,447
1,987 LHC Group, Inc.
n
422,357
66 Lifco AB 5,105
330 LNA Sante 18,323
1,700 M3, Inc. 105,156
161 Masimo Corporation
n
38,006
900 Medipal Holdings Corporation 18,047
14,525 Medtronic plc 1,509,438
16,053 Merck & Company, Inc. 1,331,596
325 Mettler-Toledo International, Inc.
n
313,869
16,722 Novartis AG 1,451,876
12,931 Novo Nordisk AS 895,919
2,094 Novo Nordisk AS ADR 145,386
900 Olympus Corporation 18,716
9,415 Optinose, Inc.
n
36,719
771 PerkinElmer, Inc. 96,768
471 Pfizer, Inc. 17,286
488 Quest Diagnostics, Inc. 55,871
1,431 Quidel Corporation
n
313,933
6,457 Recordati SPA 330,762
4,563 Roche Holding AG 1,563,013
2,155 Sanofi 215,958
1,200 Sawai Pharmaceutical Company,
Ltd. 60,547
1,296 Sonova Holding AG
n
328,426
222 STERIS plc 39,114
3,098 Stryker Corporation 645,530
5,744 Syneos Health, Inc.
n
305,351
100 Sysmex Corporation 9,568
5,504 Tactile Systems Technology, Inc.
n
201,391
5,300 Takeda Pharmaceutical Company,
Ltd. 189,438
299 Tecan Group AG 148,697
565 Teladoc Health, Inc.
k,n
123,871
1,100 Terumo Corporation 43,796
Shares Common Stock (26.1%) Value
Health Care (3.9%) - continued
2,465 Thermo Fisher Scientific, Inc. $ 1,088,347
100 Toho Holdings Company, Ltd. 2,156
500 Tsumura & Company 15,582
2,931 UnitedHealth Group, Inc. 913,798
2,970 Universal Health Services, Inc. 317,849
781 Veeva Systems, Inc.
n
219,609
1,135 Vertex Pharmaceuticals, Inc.
n
308,856
1,392 Zimmer Biomet Holdings, Inc. 189,507
2,706 Zoetis, Inc. 447,491
Total 31,564,767
Industrials (3.7%)
603 3M Company 96,589
7 A.P. Moller - Maersk AS, Class A 10,247
85 A.P. Moller - Maersk AS, Class B 134,375
5,129 Aalberts NV 184,438
776 Aerojet Rocketdyne Holdings, Inc.
n
30,955
2,626 AGCO Corporation 195,033
207 Akzo Nobel NV 20,922
1,937 Allegion plc 191,589
18,999 Altra Industrial Motion Corporation 702,393
6,379 AMETEK, Inc. 634,073
27,301 Arconic, Inc. 456,473
3,450 ASGN, Inc.
n
219,282
12,937 Assa Abloy AB 302,469
11,919 Atlas Copco AB, Class A 568,284
3,629 Atlas Copco AB, Class B 151,452
2,063 Boeing Company 340,931
2,220 Canadian National Railway
Company 236,430
2,300 Carlisle Companies, Inc. 281,451
16,510 Carrier Global Corporation 504,215
2,287 CIA De Distribucion Integral 39,039
753 Cintas Corporation 250,621
413 CSW Industrials, Inc. 31,904
3,856 CSX Corporation 299,496
4,670 Curtiss-Wright Corporation 435,524
200 Daikin Industries, Ltd. 36,955
10,930 Delta Air Lines, Inc. 334,239
1,373 Deutsche Post AG 62,301
1,405 Eaton Corporation plc 143,352
6,830 Emerson Electric Company 447,843
1,899 Encore Wire Corporation 88,152
647 Expeditors International of
Washington, Inc. 58,566
7,649 Experian plc 287,408
5,249 Fortive Corporation 400,026
3,302 Forward Air Corporation 189,469
613 Geberit AG 362,666
6,247 General Dynamics Corporation 864,772
277 Gorman-Rupp Company 8,160
6,593 Greenbrier Companies, Inc. 193,834
1,300 GS Yuasa Corporation 22,465
28,732 GWA Group, Ltd. 57,488
1,900 Hanwa Company, Ltd. 38,033
3,631 Heico Corporation 380,020
4,971 Helios Technologies, Inc. 180,944
4,857 Honeywell International, Inc. 799,511
1,884 IDEX Corporation 343,660
1,651 Illinois Tool Works, Inc. 318,990
7,000 Inaba Denki Sangyo Company,
Ltd. 175,824
524 JB Hunt Transport Services, Inc. 66,223
1,233 Jet2 plc 10,675
15,880 Johnson Controls International plc 648,698
4,300 Kamigumi Company, Ltd. 84,733

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Industrials (3.7%) - continued
2,240 Kansas City Southern $ 405,059
7,600 Kinden Corporation 134,226
7,106 Koninklijke Philips NV
n
335,541
76 Kuehne & Nagel International AG 14,757
580 L3Harris Technologies, Inc. 98,507
1,815 Landstar System, Inc. 227,764
9,752 Legrand SA 779,556
947 Lennox International, Inc. 258,162
2,913 Lincoln Electric Holdings, Inc. 268,113
1,838 Linde Public Limited Company 437,683
1,491 Lockheed Martin Corporation 571,470
4,880 Manpower, Inc. 357,850
27,800 Marubeni Corporation 157,832
17,093 Meritor, Inc.
n
357,927
2,324 Middleby Corporation
n
208,486
17,000 Mitsubishi Corporation 406,901
12,700 Mitsubishi Electric Corporation 172,329
2,800 Mitsuboshi Belting, Ltd. 45,565
24,800 Mitsui & Company, Ltd. 426,134
2,894 NAPCO Security Technologies,
Inc.
n
68,009
6,337 National Express Group plc
n
12,455
100 Nikkon Holdings Company, Ltd. 2,168
300 Nishimatsu Construction
Company, Ltd. 5,959
10,300 Nitto Kogyo Corporation 204,674
4,738 Nobina AB
i,n
31,147
553 Nordson Corporation 106,076
846 Norfolk Southern Corporation 181,036
9,766 Nutrien, Ltd. 383,120
2,803 Old Dominion Freight Line, Inc. 507,119
3,740 Otis Worldwide Corporation 233,451
14,960 PageGroup plc
n
72,118
3,461 Parker-Hannifin Corporation 700,299
7,908 Patrick Industries, Inc. 454,868
11,468 Raven Industries, Inc. 246,791
7,490 Raytheon Technologies
Corporation 430,975
2,000 Recruit Holdings Company, Ltd. 79,431
3,397 Redde Northgate plc 8,086
30,304 RELX plc 674,512
3,096 Ritchie Brothers Auctioneers, Inc. 183,438
2,637 Rockwell Automation, Inc. 581,933
1,729 Saia, Inc.
n
218,096
1,583 Sandvik AB
n
30,956
200 Sanwa Holdings Corporation 2,121
6,888 Schneider Electric SE 856,176
7,884 SEEK, Ltd. 121,622
4,852 Signify NV
i,n
179,462
3,487 SKF AB 71,939
91,900 Sojitz Corporation
k
208,560
19,673 Southwest Airlines Company 737,737
1,624 Spirax-Sarco Engineering plc 231,262
532 Spirit Aerosystems Holdings, Inc. 10,060
1,925 Stanley Black & Decker, Inc. 312,235
20,600 Sumitomo Corporation 248,323
700 Taikisha, Ltd. 19,416
300 Taisei Corporation 10,154
259 Teledyne Technologies, Inc.
n
80,344
1,633 TFI International, Inc. 68,285
8,353 Timken Company 452,900
2,700 Toppan Forms Company, Ltd. 25,703
2,629 Transcontinental, Inc. 32,459
7,731 Transurban Group 78,940
2,500 Tsubakimoto Chain Company 58,813
3,600 Tutor Perini Corporation
n
40,068
Shares Common Stock (26.1%) Value
Industrials (3.7%) - continued
2,282 Union Pacific Corporation $ 449,257
76 United Parcel Service, Inc. 12,664
5,484 United Rentals, Inc.
n
956,958
1,024 Valmont Industries, Inc. 127,160
1,636 Verisk Analytics, Inc. 303,167
1,600 Yuasa Trading Company, Ltd. 50,001
Total 29,749,557
Information Technology (5.4%)
3,243 Accenture plc 732,886
1,966 Adobe, Inc.
n
964,185
2,168 Advanced Energy Industries, Inc.
n
136,454
32,514 Advanced Micro Devices, Inc.
n
2,665,823
800 Advantest Corporation 38,912
8,758 Agilysys, Inc.
n
211,593
6,089 Akamai Technologies, Inc.
n
673,078
6,228 Alliance Data Systems Corporation 261,451
4,961 Amphenol Corporation 537,127
461 Analog Devices, Inc. 53,817
2,440 ANSYS, Inc.
n
798,441
46,081 Apple, Inc. 5,336,641
220 ASM International NV 31,536
1,987 ASML Holding NV 733,949
625 Automatic Data Processing, Inc. 87,181
100 Azbil Corporation 3,747
1,578 BE Semiconductor Industries NV 67,652
2,347 Blackline, Inc.
n
210,362
2,875 Broadcom, Ltd. 1,047,420
1,163 Broadridge Financial Solutions,
Inc. 153,516
304 Cadence Design Systems, Inc.
n
32,416
3,900 Canon, Inc. 64,688
557 Capgemini SA 71,461
1,570 CDW Corporation 187,662
9,687 CGI, Inc.
n
657,513
16,070 Change Healthcare, Inc.
n
233,176
11,075 Ciena Corporation
n
439,567
36,096 Cisco Systems, Inc. 1,421,821
500 Computer Engineering &
Consulting, Ltd. 7,758
4,596 Computer Services, Inc. 284,952
14,881 Computershare, Ltd. 131,648
829 Dialog Semiconductor plc
n
36,132
4,368 Dolby Laboratories, Inc. 289,511
16,723 Dropbox, Inc.
n
322,085
600 DTS Corporation 12,769
351 Fair Isaac Corporation
n
149,308
3,500 Fuji Soft, Inc. 180,480
595 Gartner, Inc.
n
74,345
24,713 Halma plc 746,629
1,800 Hitachi, Ltd. 60,947
1,500 Hoya Corporation 169,374
5,245 II-VI, Inc.
n
212,737
1,054 Intel Corporation 54,576
218 International Business Machines
Corporation 26,524
1,287 Intuit, Inc. 419,832
600 ITOCHU Techno-Solutions
Corporation 22,761
391 Jack Henry & Associates, Inc. 63,573
500 Japan Material Company, Ltd. 7,010
100 Kanematsu Electronics, Ltd. 4,062
700 Keyence Corporation 327,236
765 Lam Research Corporation 253,789
600 Lasertec Corporation 49,319

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Information Technology (5.4%) - continued
5,773 Lattice Semiconductor
Corporation
n
$ 167,186
1,039 Littelfuse, Inc. 184,256
2,072 Lumentum Holdings, Inc.
n
155,669
5,236 MasterCard, Inc. 1,770,658
5,185 Microchip Technology, Inc. 532,811
18,173 Micron Technology, Inc.
n
853,404
26,023 Microsoft Corporation 5,473,418
569 Motorola Solutions, Inc. 89,225
500 Murata Manufacturing Company,
Ltd. 32,514
7,318 National Instruments Corporation 261,253
11,200 NEC Networks & System
Integration Corporation 215,291
1,732 Nice, Ltd. ADR
k,n
393,216
500 NS Solutions Corporation 15,406
900 NSD Company, Ltd. 17,677
300 NTT Data Corporation 3,839
39,176 Nuance Communications, Inc.
n
1,300,251
1,786 NVIDIA Corporation 966,619
100 OBIC Company, Ltd. 17,586
5,550 ON Semiconductor Corporation
n
120,380
13,099 Oracle Corporation 782,010
600 Oracle Corporation Japan 64,786
500 Otsuka Corporation 25,551
1,354 Paychex, Inc. 108,009
3,279 PayPal Holdings, Inc.
n
646,061
2,639 Plexus Corporation
n
186,393
4,960 QUALCOMM, Inc. 583,693
1,700 Ryoyo Electro Corporation
k
47,223
15,867 Sabre Corporation 103,294
1,582 Sage Group plc 14,702
796 Salesforce.com, Inc.
n
200,051
435 Samsung Electronics Company,
Ltd. GDR 551,547
529 SAP SE 82,375
1,569 ServiceNow, Inc.
n
760,965
95 Skyworks Solutions, Inc. 13,823
2,556 Square, Inc.
n
415,478
1,893 Synopsys, Inc.
n
405,064
625 Technology One, Ltd. 3,581
286 Teradyne, Inc. 22,726
10,079 Texas Instruments, Inc. 1,439,180
1,900 TIS, Inc. 40,356
900 Tokyo Electron, Ltd. 235,129
719 VeriSign, Inc.
n
147,287
7,051 Visa, Inc. 1,409,988
1,404 VMware, Inc.
k,n
201,713
3,283 Workiva, Inc.
n
183,060
107 Worldline SA
i,n
8,762
Total 43,014,898
Materials (1.2%)
3,095 Air Liquide SA 490,590
302 Air Products and Chemicals, Inc. 89,954
8,500 Air Water, Inc. 114,960
12,387 Axalta Coating Systems, Ltd.
n
274,620
6,806 Ball Corporation 565,715
6,433 BHP Group, Ltd. 166,188
1,111 Buzzi Unicem SPA 25,813
3,653 Centamin plc 9,537
12,000 CF Industries Holdings, Inc. 368,520
88 Christian Hansen Holding AS 9,769
2,956 Croda International plc 238,449
6,810 Eastman Chemical Company 531,997
2,979 Ecolab, Inc. 595,323
Shares Common Stock (26.1%) Value
Materials (1.2%) - continued
19,602 Element Solutions, Inc.
n
$ 206,017
121 EMS-CHEMIE Holding AG 108,714
286 Eramet SA
n
7,219
48 Givaudan SA 207,255
9,410 Granges AB
n
83,990
14,489 Hexpol AB
n
129,606
11,408 Hochschild Mining plc
n
32,168
1,329 Holmen AB 49,313
205 IAMGOLD Corporation
n
785
414 IMCD NV 49,239
43,298 Ivanhoe Mines, Ltd.
n
157,382
5,284 Koninklijke DSM NV 869,919
7,600 Kyoei Steel, Ltd. 97,687
1,000 Lintec Corporation 23,285
12,133 Louisiana-Pacific Corporation 358,045
470 Martin Marietta Materials, Inc. 110,619
100 Nippon Steel Trading Corporation 2,857
622 Novozymes AS 39,094
6,420 Nucor Corporation 288,001
5,165 Ramelius Resources, Ltd. 7,801
2,320 Rio Tinto plc 139,601
2,550 Rio Tinto, Ltd. 174,169
19,123 Sandfire Resources, Ltd. 56,514
508 Sherwin-Williams Company 353,944
300 Shin-Etsu Chemical Company, Ltd. 39,256
1,553 Sika AG 381,342
6,612 Silver Lake Resources, Ltd.
n
11,099
11,232 Steel Dynamics, Inc. 321,572
21,100 Sumitomo Chemical Company,
Ltd. 69,841
2,521 Symrise AG 348,209
1,300 Taiyo Holdings Company, Ltd. 68,074
5,600 Toagosei Company, Ltd. 60,016
38,400 Toray Industries, Inc. 175,680
3,800 Ube Industries, Ltd. 64,172
3,470 UFP Technologies, Inc.
n
143,727
2,582 United States Lime & Minerals, Inc. 232,638
4,215 W. R. Grace & Company 169,822
353 Wacker Chemie AG 34,257
3,110 Yara International ASA 119,672
Total 9,274,036
Real Estate (1.1%)
1,683 Agree Realty Corporation 107,106
1,899 Alexandria Real Estate Equities,
Inc. 303,840
4,868 Allied Properties REIT 131,064
6,628 Alstria Office REIT AG 92,165
15,079 American Campus Communities,
Inc. 526,559
1,095 American Tower Corporation 264,694
93,600 Ascendas REIT 223,978
1,640 AvalonBay Communities, Inc. 244,918
4,338 Camden Property Trust 385,995
5,684 Castellum AB 129,108
4,248 CBRE Group, Inc.
n
199,529
5,531 Choice Properties REIT 53,086
177 Cofinimmo SA 26,616
3,354 Colliers International Group, Inc. 223,678
440 Community Healthcare Trust, Inc. 20,574
2,500 Daito Trust Construction Company,
Ltd. 221,612
2,133 Digital Realty Trust, Inc. 313,039
9,850 Douglas Emmett, Inc. 247,235
9,640 Duke Realty Corporation 355,716
631 EastGroup Properties, Inc. 81,607

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (26.1%) Value
Real Estate (1.1%) - continued
1,864 Entra ASA
i,k
$ 26,195
6,514 Essential Properties Realty Trust,
Inc. 119,336
470 Essex Property Trust, Inc. 94,371
5,150 First Industrial Realty Trust, Inc. 204,970
5,673 Four Corners Property Trust, Inc. 145,172
2 Frontier Real Estate Investment
Corporation 6,813
3 Fukuoka REIT Corporation 3,896
827 Getty Realty Corporation 21,510
7,118 Granite REIT 413,112
2 Hankyu REIT, Inc. 2,329
3,189 Healthcare Realty Trust, Inc. 96,053
39,970 Host Hotels & Resorts, Inc. 431,276
8,000 Hysan Development Company,
Ltd. 24,059
522 Industrial Logistics Properties Trust 11,416
44 Invesco Office J-Reit, Inc. 6,095
2,070 iSTAR Financial, Inc. 24,447
20 Japan Hotel REIT Investment
Corporation 9,882
4 Japan Prime Realty Investment
Corporation 12,410
1,315 Kilroy Realty Corporation 68,327
1,282 Kungsleden AB 12,136
244 LEG Immobilien AG 34,780
6,567 Lexington Realty Trust 68,625
24,200 Mapletree Commercial Trust 34,765
14 Mori Trust Sogo REIT, Inc. 17,708
7,808 National Storage Affiliates Trust 255,400
13 Nomura Real Estate Master Fund,
Inc. 16,286
725 Plymouth Industrial REIT, Inc. 8,947
4,191 PSP Swiss Property AG 506,276
10,337 Quebecor, Inc. 258,590
3,859 Rayonier, Inc. REIT 102,032
3,436 Realty Income Corporation 208,737
17,000 Road King Infrastructure, Ltd. 20,315
2,170 Service Properties Trust 17,252
1,217 Spirit Realty Capital, Inc. 41,074
26,003 Sunstone Hotel Investors, Inc. 206,464
15,724 TAG Immobilien AG 474,142
1,646 Terreno Realty Corporation 90,135
196 UDR, Inc. 6,392
15 United Urban Investment
Corporation 16,691
3,141 Waypoint REIT, Ltd. 6,139
39,000 Wing Tai Holdings, Ltd. 49,843
1,571 WP Carey, Inc. 102,366
Total 8,428,883
Utilities (0.4%)
5,707 Alliant Energy Corporation 294,766
15,773 CenterPoint Energy, Inc. 305,208
4,778 CMS Energy Corporation 293,417
5,030 Duke Energy Corporation 445,457
9,469 Enagas SA 218,481
4,110 Enel SPA 35,658
7,236 Entergy Corporation 712,963
6,228 Exelon Corporation 222,713
6,460 FirstEnergy Corporation 185,467
664 NextEra Energy, Inc. 184,300
649 Northland Power, Inc. 19,633
1,892 NorthWestern Corporation 92,027
3,133 PNM Resources, Inc. 129,487
Shares Common Stock (26.1%) Value
Utilities (0.4%) - continued
2,475 Portland General Electric
Company $ 87,862
1,515 Spire, Inc. 80,598
268 Unitil Corporation 10,355
Total 3,318,392
Total Common Stock
(cost $180,251,972) 208,066,309
Shares
Registered Investment
Companies ( 6.8% ) Value
Unaffiliated  (1.9%)
38,518 Aberdeen Asia-Pacific Income
Fund, Inc. 153,687
20,475 AllianceBernstein Global High
Income Fund, Inc. 215,192
12,614 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 148,845
9,418 BlackRock Core Bond Trust 147,486
14,543 BlackRock Corporate High Yield
Fund, Inc. 155,319
10,490 BlackRock Credit Allocation
Income Trust 149,168
23,300 BlackRock Enhanced Equity
Dividend Trust 170,323
23,398 BlackRock Enhanced Global
Dividend Trust 223,919
14,016 BlackRock Multi-Sector Income
Trust 221,173
13,700 Brookfield Real Assets Income
Fund, Inc. 226,324
14,463 Cohen & Steers Quality Income
Realty Fund, Inc. 160,684
12,716 Eaton Vance Limited Duration
Income Fund 143,818
20,328 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 149,614
1,863 Health Care Select Sector SPDR
Fund 196,509
16,645 Invesco Dynamic Credit
Opportunities Fund 153,300
106,528 Invesco Senior Loan ETF 2,315,919
2,279 iShares Dow Jones US Home
Construction Index Fund 129,105
28,000 iShares S&P U.S. Preferred Stock
Index Fund 1,020,600
38,878 Liberty All-Star Equity Fund 233,657
34,950 Nuveen Credit Strategies Income
Fund 206,555
11,509 PGIM Global High Yield Fund, Inc. 152,494
11,374 PGIM High Yield Bond Fund, Inc. 157,075
7,843 Pimco Dynamic Credit And
Mortgage Income Fund 157,487
22,009 Royce Micro-Cap Trust, Inc. 168,809
25,553 Royce Value Trust, Inc. 322,990
28,013 SPDR Bloomberg Barclays High
Yield Bond ETF 2,920,916
5,853 Tri-Continental Corporation 151,768
640 Utilities Select Sector SPDR Fund
k
38,003
2,208 Vanguard High Dividend Yield ETF 178,694
44,225 Vanguard Short-Term Corporate
Bond ETF 3,664,041
46,457 Voya Global Equity Dividend &
Premium Opportunity Fund 229,962

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (6.8%) Value
Unaffiliated  (1.9%)- continued
31,200 Wells Fargo Income Opportunities
Fund $ 227,760
Total 14,891,196
Affiliated  (4.9%)
4,003,308 Thrivent Core Emerging Markets
Debt Fund 39,312,481
Total 39,312,481
Total Registered Investment
Companies (cost $53,462,301) 54,203,677
Shares Preferred Stock ( 1.9% ) Value
Communications Services (0.1%)
24,475 AT&T, Inc., 4.750%
l
624,112
6,825 AT&T, Inc., 5.000%
l
182,296
Total 806,408
Consumer Discretionary (<0.1%)
888 International Flavors & Fragrances,
Inc., Convertible, 6.000% 39,338
Total 39,338
Consumer Staples (0.2%)
26,000 CHS, Inc., 6.750%
b,l
682,500
31,200 CHS, Inc., 7.100%
b,l
831,480
Total 1,513,980
Energy (0.1%)
49,859 Crestwood Equity Partners, LP,
9.250%
l
293,670
5,300 Energy Transfer Operating, LP,
7.600%
b,l
92,273
11,309 Nustar Logistics, LP, 7.009%
b
216,454
Total 602,397
Financials (1.2%)
7,525 Aegon Funding Corporation II,
5.100% 191,662
6,475 Agribank FCB, 6.875%
b,l
689,587
15,500 Allstate Corporation, 5.100%
l
415,090
13,200 Bank of America Corporation,
5.000%
l
346,368
5,800 Bank of America Corporation,
5.375%
l
155,846
218 Bank of America Corporation,
Convertible, 7.250%
l
324,384
14,875 Capital One Financial Corporation,
5.000%
l
373,065
8,650 Cobank ACB, 6.250%
b,l
899,600
16,200 Equitable Holdings, Inc., 5.250%
l
413,586
425 First Horizon Bank, 3.750%
b,i,l
318,750
29,050 GMAC Capital Trust I, 6.065%
b
725,378
16,585 Hartford Financial Services Group,
Inc., 7.875%
b
458,907
9,925 J.P. Morgan Chase & Company,
4.750%
l
262,616
9,600 J.P. Morgan Chase & Company,
5.750%
l
262,176
9,600 Legg Mason, Inc., 5.450% 244,800
22,200 Morgan Stanley, 7.125%
b,l
612,720
2,675 Synovus Financial Corporation,
5.875%
b,l
68,828
14,400 Truist Financial Corporation,
4.750%
l,n
373,680
Shares Preferred Stock (1.9%) Value
Financials (1.2%) - continued
1,500 Wells Fargo & Company,
Convertible, 7.500%
l
$ 2,013,075
Total 9,150,118
Health Care (<0.1%)
207 Danaher Corporation, Convertible,
5.000% 264,455
Total 264,455
Industrials (0.1%)
518 Fortive Corporation, Convertible,
5.000% 485,024
4,686 Stanley Black & Decker, Inc.,
Convertible, 5.250% 472,818
Total 957,842
Real Estate (0.1%)
17,650 Public Storage, 4.125%
l,n
457,664
3,775 Public Storage, 4.625%
l
101,623
958 Public Storage, 4.700%
l
25,991
1,475 Public Storage, 4.875%
l
39,884
Total 625,162
Utilities (0.1%)
5,664 NextEra Energy, Inc., Convertible,
4.872% 306,762
19,200 Southern Company, 4.950% 506,112
6,218 Southern Company, Convertible,
6.750% 289,386
Total 1,102,260
Total Preferred Stock
(cost $14,963,794) 15,061,960
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
3,988,364 Thrivent Cash Management Trust 3,988,364
Total Collateral Held for
Securities Loaned
(cost $3,988,364) 3,988,364
Shares or
Principal
Amount Short-Term Investments ( 12.3% ) Value
Federal Home Loan Bank Discount
Notes
1,000,000 0.074%, 10/14/2020
o,p
999,978
200,000 0.060%, 11/4/2020
o,p
199,987
1,500,000 0.090%, 11/6/2020
o,p
1,499,895
200,000 0.060%, 11/10/2020
o,p
199,984
800,000 0.070%, 11/19/2020
o,p
799,924
400,000 0.075%, 12/22/2020
o,p
399,918
Thrivent Core Short-Term Reserve
Fund
9,365,652 0.310% 93,656,515
U.S. Treasury Bills
200,000 0.093%, 11/19/2020
o,q
199,976
Total Short-Term Investments
(cost $97,955,882) 97,956,177
Total Investments (cost
$844,061,989) 109.6% $874,461,678
Other Assets and Liabilities, Net
(9.6%) (76,285,786)
Total Net Assets 100.0% $798,175,892

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2020.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $159,151,935 or
19.9% of total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
k All or a portion of the security is on loan.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Diversified Income Plus Portfolio as of September 30, 2020
was $246,000 or 0.0% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 11/6/2017 $ 402,602
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,482,701
Common Stock 1,373,508
Total lending $3,856,209
Gross amount payable upon return of
collateral for securities loaned $3,988,364
Net amounts due to counterparty
$132,155
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,984,290 – 3,491,765 492,525
Capital Goods 9,798,392 – 9,238,367 560,025
Communications Services 25,781,956 – 24,660,431 1,121,525
Consumer Cyclical 13,458,132 – 12,495,703 962,429
Consumer Non-Cyclical 16,825,430 – 16,825,430 –
Energy 2,858,848 – 2,858,848 –
Financials 8,537,787 – 8,537,787 –
Technology 8,731,635 – 8,731,635 –
Transportation 2,242,139 – 2,242,139 –
Utilities 2,665,705 – 2,665,705 –
Long-Term Fixed Income
Asset-Backed Securities 31,217,489 – 31,217,489 –
Basic Materials 7,368,196 – 7,368,196 –
Capital Goods 14,506,627 – 14,506,627 –
Collateralized Mortgage Obligations 73,610,260 – 73,610,260 –
Commercial Mortgage-Backed Securities 3,168,885 – 3,168,885 –
Communications Services 24,901,195 – 24,901,195 –
Consumer Cyclical 25,195,284 – 25,195,284 –
Consumer Non-Cyclical 26,226,025 – 26,226,025 –
Energy 20,676,580 – 20,676,580 –
Financials 58,287,147 – 58,287,147 –
Foreign Government 137,346 – 137,346 –
Mortgage-Backed Securities 83,219,813 – 83,219,813 –
Technology 16,450,888 – 16,450,888 –
Transportation 4,753,322 – 4,753,322 –
Utilities 10,581,820 – 10,581,820 –
Common Stock
Communications Services 14,037,316 11,181,997 2,817,824 37,495
Consumer Discretionary 23,626,188 19,202,244 4,423,944 –
Consumer Staples 9,080,306 6,057,048 3,023,258 –
Energy 7,508,021 5,604,796 1,903,225 –
Financials 28,463,945 20,371,831 8,092,114 –
Health Care 31,564,767 24,013,417 7,551,350 –
Industrials 29,749,557 21,105,770 8,643,787 –
Information Technology 43,014,898 38,212,990 4,801,908 –
Materials 9,274,036 4,611,299 4,662,737 –
Real Estate 8,428,883 5,598,792 2,830,091 –
Utilities 3,318,392 3,044,620 273,772 –
Preferred Stock
Communications Services 806,408 806,408 – –
Consumer Discretionary 39,338 39,338 – –
Consumer Staples 1,513,980 1,513,980 – –
Energy 602,397 602,397 – –
Financials 9,150,118 7,242,181 1,907,937 –
Health Care 264,455 264,455 – –
Industrials 957,842 957,842 – –
Real Estate 625,162 625,162 – –
Utilities 1,102,260 1,102,260 – –
Registered Investment Companies
Unaffiliated 14,891,196 14,891,196 – –
Short-Term Investments 4,299,662 – 4,299,662 –
Subtotal Investments in Securities $737,504,318 $187,050,023 $547,280,296 $3,173,999
Other Investments  * Total
Affiliated Registered Investment Companies 39,312,481
Affiliated Short-Term Investments 93,656,515
Collateral Held for Securities Loaned 3,988,364
Subtotal Other Investments $136,957,360
Total Investments at Value $874,461,678

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 34,993 34,993 – –
Total Asset Derivatives $34,993 $34,993 $– $–
Liability Derivatives
Futures Contracts 509,133 509,133 – –
Credit Default Swaps 1,859 – 1,859 –
Total Liability Derivatives $510,992 $509,133 $1,859 $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$4,099,686 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 December 2020 $ 27,171,846 $ 6,349
CBOT 5-Yr. U.S. Treasury Note 30 December 2020 3,777,515 3,422
CME E-mini S&P 500 Index 3 December 2020 498,539 4,261
CME Euro Foreign Exchange Currency 45 December 2020 6,647,075 (45,856)
CME Ultra Long Term U.S. Treasury Bond 1 December 2020 225,268 (3,456)
Eurex Euro STOXX 50 Index 182 December 2020 7,067,667 (281,956)
ICE mini MSCI EAFE Index 7 December 2020 668,133 (19,513)
Total Futures Long Contracts $ 46,056,043 ( $ 336,749)
CBOT 10-Yr. U.S. Treasury Note (127) December 2020 ( $ 17,700,280) ( $ 20,189)
CBOT U.S. Long Bond (14) December 2020 (2,488,899) 20,961
CME E-mini Russell 2000 Index (99) December 2020 (7,415,264) (31,516)
CME E-mini S&P 500 Index (73) December 2020 (12,136,612) (98,188)
CME E-mini S&P Mid-Cap 400 Index (10) December 2020 (1,854,530) (1,370)
Ultra 10-Yr. U.S. Treasury Note (18) December 2020 (2,871,504) (7,089)
Total Futures Short Contracts ( $ 44,467,089) ($137,391)
Total Futures Contracts $ 1,588,954 ($474,140)
The following table presents Diversified Income Plus Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $199,976 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 2,790,000 $ – ( $ 1,859) ( $ 1,859)
Total Credit Default Swaps $– ($1,859) ($1,859)
1 As the buyer of protection, Diversified Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Diversified Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.

Diversified Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,621 $1,785 $3,700 $39,312 4,003 4.9%
Total Affiliated Registered Investment
Companies
41,621
39,312 4.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 99,710 217,293 223,310 93,657 9,366 11.7
Total Affiliated Short-Term Investments
99,710
93,657 11.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,288 121,119 121,419 3,988 3,988 0.5
Total Collateral Held for Securities Loaned
4,288
3,988 0.5
Total Value
$145,619
$136,957
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $42 $(436) – $1,419
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (36) 0 – 810
Total Income/Non Income Cash from Affiliated
Investments $2,229
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 31
Total Affiliated Income from Securities Loaned, Net $31
Total Value $6 $(436) $–

ESG Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 84.4% ) Value
Communications Services (11.1%)
136 Alphabet, Inc., Class A
a
$ 199,322
137 Alphabet, Inc., Class C
a
201,335
423 CenturyLink, Inc. 4,268
73 Discovery, Inc., Class A
a
1,589
146 Discovery, Inc., Class C
a
2,862
131 Electronic Arts, Inc.
a
17,084
1,090 Facebook, Inc.
a
285,471
20 John Wiley and Sons, Inc. 634
74 Liberty Global plc, Class A
a
1,555
177 Liberty Global plc, Class C
a
3,635
64 New York Times Company 2,738
97 Omnicom Group, Inc. 4,801
11 Scholastic Corporation 231
1,875 Verizon Communications, Inc. 111,544
819 Walt Disney Company 101,621
Total 938,690
Consumer Discretionary (8.7%)
121 Aptiv plc 11,093
103 Aramark 2,724
38 Autoliv, Inc. 2,769
26 AutoNation, Inc.
a
1,376
105 Best Buy Company, Inc. 11,685
19 Booking Holdings, Inc.
a
32,503
94 BorgWarner, Inc. 3,642
11 Buckle, Inc. 224
41 Callaway Golf Company 785
64 Capri Holdings, Ltd.
a
1,152
74 CarMax, Inc.
a
6,801
16 Choice Hotels International, Inc. 1,375
13 Columbia Sportswear Company 1,131
59 Darden Restaurants, Inc. 5,944
13 Deckers Outdoor Corporation
a
2,860
18 Domino's Pizza, Inc. 7,655
9 Ethan Allen Interiors, Inc. 122
47 Foot Locker, Inc. 1,552
34 GameStop Corporation
a
347
101 Gap, Inc. 1,720
65 Garmin, Ltd. 6,166
158 Hanesbrands, Inc. 2,489
69 Harley-Davidson, Inc. 1,693
59 Hasbro, Inc. 4,880
126 Hilton Worldwide Holdings, Inc. 10,750
487 Home Depot, Inc. 135,245
10 Jack in the Box, Inc. 793
19 Knoll, Inc. 229
70 Kohl's Corporation 1,297
21 La-Z-Boy, Inc. 664
131 LKQ Corporation
a
3,633
342 Lowe's Companies, Inc. 56,724
125 Marriott International, Inc. 11,573
157 Mattel, Inc.
a
1,837
337 McDonald's Corporation 73,968
17 Meritage Homes Corporation
a
1,877
28 Mohawk Industries, Inc.
a
2,733
183 Newell Brands, Inc. 3,140
562 NIKE, Inc. 70,553
50 Nordstrom, Inc. 596
24 Office Depot, Inc. 467
18 Pool Corporation 6,022
32 PVH Corporation 1,908
81 Royal Caribbean Cruises, Ltd. 5,243
20 Signet Jewelers, Ltd. 374
529 Starbucks Corporation 45,452
336 Tesla, Inc.
a
144,147
Shares Common Stock (84.4%) Value
Consumer Discretionary (8.7%) - continued
49 Tiffany & Company $ 5,677
52 Tractor Supply Company 7,454
24 Ulta Beauty, Inc.
a
5,376
85 Under Armour, Inc., Class A
a
955
89 Under Armour, Inc., Class C
a
876
18 Vail Resorts, Inc. 3,851
150 VF Corporation 10,538
28 Whirlpool Corporation 5,149
37 Wolverine World Wide, Inc. 956
Total 732,745
Consumer Staples (6.7%)
252 Archer-Daniels-Midland Company 11,716
64 Bunge, Ltd. 2,925
82 Campbell Soup Company 3,966
57 Clorox Company 11,980
1,849 Coca-Cola Company 91,285
369 Colgate-Palmolive Company 28,468
73 Darling Ingredients, Inc.
a
2,630
102 Estee Lauder Companies, Inc. 22,262
275 General Mills, Inc. 16,962
37 Hain Celestial Group, Inc.
a
1,269
134 Hormel Foods Corporation 6,551
30 Ingredion, Inc. 2,270
52 J.M. Smucker Company 6,007
116 Kellogg Company 7,492
154 Kimberly-Clark Corporation 22,740
305 Kraft Heinz Company 9,135
356 Kroger Company 12,072
66 Lamb Weston Holdings, Inc. 4,374
56 McCormick & Company, Inc. 10,870
647 Mondelez International, Inc. 37,170
629 PepsiCo, Inc. 87,179
1,122 Procter & Gamble Company 155,947
219 Sysco Corporation 13,626
20 United Natural Foods, Inc.
a
297
Total 569,193
Energy (1.1%)
171 Apache Corporation 1,620
297 Baker Hughes Company 3,947
103 Cheniere Energy, Inc.
a
4,766
486 ConocoPhillips 15,960
17 Core Laboratories NV 260
173 Devon Energy Corporation 1,637
116 EQT Corporation 1,500
125 Hess Corporation 5,116
358 Marathon Oil Corporation 1,464
295 Marathon Petroleum Corporation 8,655
176 National Oilwell Varco, Inc. 1,595
217 Noble Energy, Inc. 1,855
408 Occidental Petroleum Corporation 4,084
199 ONEOK, Inc. 5,170
198 Phillips 66 10,264
75 Pioneer Natural Resources
Company 6,449
629 Schlumberger, Ltd. 9,787
270 Southwestern Energy Company
a
635
193 TechnipFMC plc 1,218
185 Valero Energy Corporation 8,014
Total 93,996
Financials (6.3%)
49 Air Lease Corporation 1,442
142 Allstate Corporation 13,368

ESG Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.4%) Value
Financials (6.3%) - continued
169 Ally Financial, Inc. $ 4,237
310 American Express Company 31,077
55 Ameriprise Financial, Inc. 8,476
86 Arthur J. Gallagher & Company 9,080
18 Bank of Hawaii Corporation 909
361 Bank of New York Mellon
Corporation 12,397
69 BlackRock, Inc. 38,885
34 Cathay General Bancorp 737
525 Charles Schwab Corporation 19,021
205 Chubb, Ltd. 23,805
45 CIT Group, Inc. 797
193 Citizens Financial Group, Inc. 4,879
163 CME Group, Inc. 27,271
63 Comerica, Inc. 2,410
100 E*TRADE Financial Corporation 5,005
184 Equitable Holdings, Inc. 3,356
17 FactSet Research Systems, Inc. 5,693
78 First Republic Bank 8,507
135 Franklin Resources, Inc. 2,747
162 Hartford Financial Services Group,
Inc. 5,971
15 Heartland Financial USA, Inc. 450
248 Intercontinental Exchange, Inc. 24,812
24 International Bancshares
Corporation 625
177 Invesco, Ltd. 2,020
442 KeyCorp 5,273
88 Lincoln National Corporation 2,757
115 Loews Corporation 3,996
58 M&T Bank Corporation 5,341
231 Marsh & McLennan Companies,
Inc. 26,496
76 Moody's Corporation 22,029
210 New York Community Bancorp,
Inc. 1,737
90 Northern Trust Corporation 7,017
75 Old National Bancorp 942
192 People's United Financial, Inc. 1,979
192 PNC Financial Services Group,
Inc. 21,103
124 Principal Financial Group, Inc. 4,993
265 Progressive Corporation 25,088
179 Prudential Financial, Inc. 11,370
435 Regions Financial Corporation 5,016
109 S&P Global, Inc. 39,305
24 Signature Bank 1,992
160 State Street Corporation 9,493
23 SVB Financial Group
a
5,534
103 T. Rowe Price Group, Inc. 13,207
123 TD Ameritrade Holding
Corporation 4,815
115 Travelers Companies, Inc. 12,442
611 Truist Financial Corporation 23,249
100 Umpqua Holdings Corporation 1,062
57 Voya Financial, Inc. 2,732
58 Willis Towers Watson plc 12,112
74 Zions Bancorporations NA 2,162
Total 531,219
Health Care (8.8%)
800 AbbVie, Inc. 70,072
20 ABIOMED, Inc.
a
5,541
140 Agilent Technologies, Inc. 14,132
34 Align Technology, Inc.
a
11,130
69 AmerisourceBergen Corporation 6,688
Shares Common Stock (84.4%) Value
Health Care (8.8%) - continued
267 Amgen, Inc. $ 67,861
131 Becton, Dickinson and Company 30,481
74 Biogen, Inc.
a
20,992
82 BioMarin Pharmaceutical, Inc.
a
6,239
17 Bio-Techne Corporation 4,211
1,025 Bristol-Myers Squibb Company 61,797
132 Cardinal Health, Inc. 6,197
262 Centene Corporation
a
15,282
138 Cerner Corporation 9,976
167 Cigna Holding Company 28,292
24 Cooper Companies, Inc. 8,091
39 DaVita, Inc.
a
3,340
99 Dentsply Sirona, Inc. 4,329
281 Edwards Lifesciences Corporation
a
22,429
568 Gilead Sciences, Inc. 35,892
122 HCA Healthcare, Inc. 15,211
65 Henry Schein, Inc.
a
3,821
117 Hologic, Inc.
a
7,777
60 Humana, Inc. 24,833
38 IDEXX Laboratories, Inc.
a
14,938
87 IQVIA Holding, Inc.
a
13,714
25 Jazz Pharmaceuticals, Inc.
a
3,565
44 Laboratory Corporation of America
Holdings
a
8,284
39 Mednax, Inc.
a
635
1,144 Merck & Company, Inc. 94,895
11 Mettler-Toledo International, Inc.
a
10,623
39 Patterson Companies, Inc. 940
61 Quest Diagnostics, Inc. 6,984
66 ResMed, Inc. 11,314
49 Select Medical Holdings
Corporation
a
1,020
32 Teladoc Health, Inc.
a
7,016
41 Varian Medical Systems, Inc.
a
7,052
118 Vertex Pharmaceuticals, Inc.
a
32,110
28 Waters Corporation
a
5,479
33 West Pharmaceutical Services,
Inc. 9,072
215 Zoetis, Inc. 35,555
Total 747,810
Industrials (8.0%)
261 3M Company 41,807
61 A.O. Smith Corporation 3,221
36 Acco Brands Corporation 209
18 Acuity Brands, Inc. 1,842
29 AGCO Corporation 2,154
42 Allegion plc 4,154
4 AMERCO 1,424
18 Applied Industrial Technologies,
Inc. 992
10 ArcBest Corporation 311
24 ASGN, Inc.
a
1,525
23 Avis Budget Group, Inc.
a
605
53 Builders FirstSource, Inc.
a
1,729
61 C.H. Robinson Worldwide, Inc. 6,234
245 Caterpillar, Inc. 36,542
96 Copart, Inc.
a
10,095
347 CSX Corporation 26,951
67 Cummins, Inc. 14,148
135 Deere & Company 29,920
72 Delta Air Lines, Inc. 2,202
19 Deluxe Corporation 489
65 Dover Corporation 7,042
181 Eaton Corporation plc 18,467
10 Echo Global Logistics, Inc.
a
258

ESG Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.4%) Value
Industrials (8.0%) - continued
25 EMCOR Group, Inc. $ 1,693
75 Expeditors International of
Washington, Inc. 6,789
23 Exponent, Inc. 1,657
260 Fastenal Company 11,723
59 Flowserve Corporation 1,610
137 Fortive Corporation 10,441
63 Fortune Brands Home and
Security, Inc. 5,451
76 Graco, Inc. 4,663
17 Granite Construction, Inc. 299
12 H&E Equipment Services, Inc. 236
73 HD Supply Holdings, Inc.
a
3,010
7 Heidrick & Struggles International,
Inc. 137
19 HNI Corporation 596
9 ICF International, Inc. 554
172 IHS Markit, Ltd. 13,504
143 Illinois Tool Works, Inc. 27,629
22 Interface, Inc. 135
337 Johnson Controls International plc 13,766
43 Kansas City Southern 7,776
12 Kelly Services, Inc. 204
16 Lennox International, Inc. 4,362
26 Lincoln Electric Holdings, Inc. 2,393
238 Linde Public Limited Company 56,675
26 Manpower, Inc. 1,907
120 Masco Corporation 6,616
31 Meritor, Inc.
a
649
25 Middleby Corporation
a
2,243
116 Norfolk Southern Corporation 24,823
49 Owens Corning, Inc. 3,372
157 PACCAR, Inc. 13,389
58 Parker-Hannifin Corporation 11,736
62 Quanta Services, Inc. 3,277
11 Resources Connection, Inc. 127
52 Robert Half International, Inc. 2,753
52 Rockwell Automation, Inc. 11,475
47 Roper Industries, Inc. 18,570
24 Ryder System, Inc. 1,014
71 Sensata Technologies Holding plc
a
3,063
23 Snap-On, Inc. 3,384
67 Southwest Airlines Company 2,512
48 Spirit Aerosystems Holdings, Inc. 908
70 Stanley Black & Decker, Inc. 11,354
33 Steelcase, Inc. 334
7 Tennant Company 422
24 Tetra Tech, Inc. 2,292
31 Timken Company 1,681
108 Trane Technologies plc 13,095
86 TransUnion 7,235
15 TrueBlue, Inc.
a
232
308 Union Pacific Corporation 60,636
319 United Parcel Service, Inc. 53,155
33 United Rentals, Inc.
a
5,758
21 W.W. Grainger, Inc. 7,492
82 Wabtec Corporation 5,074
82 Xylem, Inc. 6,898
Total 675,100
Information Technology (27.5%)
289 Accenture plc 65,311
218 Adobe, Inc.
a
106,914
531 Advanced Micro Devices, Inc.
a
43,537
167 Analog Devices, Inc. 19,496
39 ANSYS, Inc.
a
12,762
Shares Common Stock (84.4%) Value
Information Technology (27.5%) - continued
415 Applied Materials, Inc. $ 24,672
99 Autodesk, Inc.
a
22,870
195 Automatic Data Processing, Inc. 27,201
127 Cadence Design Systems, Inc.
a
13,542
1,914 Cisco Systems, Inc. 75,392
53 Citrix Systems, Inc. 7,299
78 Cognex Corporation 5,078
245 Cognizant Technology Solutions
Corporation 17,008
89 CommScope Holding Company,
Inc.
a
801
345 Corning, Inc. 11,181
109 Dell, Inc.
a
7,378
28 F5 Networks, Inc.
a
3,438
226 Flextronics International, Ltd.
a
2,518
62 Fortinet, Inc.
a
7,304
581 Hewlett Packard Enterprise
Company 5,444
648 HP, Inc. 12,306
1,919 Intel Corporation 99,366
402 International Business Machines
Corporation 48,911
118 Intuit, Inc. 38,493
17 Itron, Inc.
a
1,033
85 Keysight Technologies, Inc.
a
8,396
66 Lam Research Corporation 21,896
405 MasterCard, Inc. 136,959
111 Microchip Technology, Inc. 11,406
3,265 Microsoft Corporation 686,727
77 Motorola Solutions, Inc. 12,074
254 NortonLifeLock, Inc. 5,293
279 NVIDIA Corporation 151,000
53 Okta, Inc.
a
11,334
929 Oracle Corporation 55,461
23 Paycom Software, Inc.
a
7,160
506 PayPal Holdings, Inc.
a
99,697
13 Plantronics, Inc. 154
408 Salesforce.com, Inc.
a
102,539
86 ServiceNow, Inc.
a
41,710
76 Skyworks Solutions, Inc. 11,058
174 Slack Technologies, Inc.
a
4,674
72 Splunk, Inc.
a
13,545
149 TE Connectivity, Ltd. 14,563
49 Teradata Corporation
a
1,112
416 Texas Instruments, Inc. 59,401
113 Trimble, Inc.
a
5,503
765 Visa, Inc. 152,977
38 VMware, Inc.
a
5,459
186 Western Union Company 3,986
79 Workday, Inc.
a
16,995
82 Xerox Holdings Corporation 1,539
24 Zebra Technologies Corporation
a
6,059
Total 2,327,932
Materials (2.0%)
100 Air Products and Chemicals, Inc. 29,786
48 Albemarle Corporation 4,285
714 Amcor plc 7,890
38 Avery Dennison Corporation 4,858
96 Axalta Coating Systems, Ltd.
a
2,128
148 Ball Corporation 12,302
15 Compass Minerals International,
Inc. 890
25 Domtar Corporation 657
116 Ecolab, Inc. 23,181
23 H.B. Fuller Company 1,053

ESG Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (84.4%) Value
Materials (2.0%) - continued
39 International Flavors & Fragrances,
Inc. $ 4,776
15 Minerals Technologies, Inc. 766
163 Mosaic Company 2,978
364 Newmont Mining Corporation 23,096
136 Nucor Corporation 6,101
107 PPG Industries, Inc. 13,063
10 Schnitzer Steel Industries, Inc. 192
71 Sealed Air Corporation 2,756
37 Sherwin-Williams Company 25,779
45 Sonoco Products Company 2,298
Total 168,835
Real Estate (2.7%)
201 American Tower Corporation 48,588
64 AvalonBay Communities, Inc. 9,558
67 Boston Properties, Inc. 5,380
152 CBRE Group, Inc.
a
7,139
51 Corporate Office Properties Trust 1,210
122 Digital Realty Trust, Inc. 17,905
167 Duke Realty Corporation 6,162
40 Equinix, Inc. 30,405
169 Equity Residential 8,675
33 Federal Realty Investment Trust 2,423
244 Healthpeak Properties, Inc. 6,625
319 Host Hotels & Resorts, Inc. 3,442
130 Iron Mountain, Inc. 3,483
23 Jones Lang LaSalle, Inc. 2,200
45 Macerich Company 306
30 PotlatchDeltic Corporation 1,263
335 Prologis, Inc. 33,708
52 Realogy Holdings Corporation
a
491
51 SBA Communications Corporation 16,242
139 Simon Property Group, Inc. 8,990
134 UDR, Inc. 4,370
74 Vornado Realty Trust 2,494
338 Weyerhaeuser Company 9,640
Total 230,699
Utilities (1.5%)
301 AES Corporation 5,451
113 Alliant Energy Corporation 5,836
82 American Water Works Company,
Inc. 11,880
55 Atmos Energy Corporation 5,257
30 Avista Corporation 1,024
228 CenterPoint Energy, Inc. 4,412
130 CMS Energy Corporation 7,983
151 Consolidated Edison, Inc. 11,748
106 Essential Utilities, Inc. 4,266
152 Eversource Energy 12,700
246 FirstEnergy Corporation 7,063
91 MDU Resources Group, Inc. 2,048
43 New Jersey Resources
Corporation 1,162
173 NiSource, Inc. 3,806
14 Northwest Natural Holding
Company 635
91 OGE Energy Corporation 2,729
19 Ormat Technologies, Inc. 1,123
348 PPL Corporation 9,469
133 Sempra Energy 15,742
94 UGI Corporation 3,100
Shares Common Stock (84.4%) Value
Utilities (1.5%) - continued
143 WEC Energy Group, Inc. $ 13,857
Total 131,291
Total Common Stock
(cost $6,390,559) 7,147,510
Shares
Registered Investment
Companies ( 14.2% ) Value
Unaffiliated  (14.2%)
15,809 iShares ESG MSCI USA ETF 1,204,804
Total 1,204,804
Total Registered Investment
Companies (cost $1,196,108) 1,204,804
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
7,052 0.310% 70,520
Total Short-Term Investments
(cost $70,520) 70,520
Total Investments (cost
$7,657,187) 99.5% $8,422,834
Other Assets and Liabilities, Net
0.5% 45,319
Total Net Assets 100.0% $8,468,153
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund

ESG Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 938,690 938,690 – –
Consumer Discretionary 732,745 732,745 – –
Consumer Staples 569,193 569,193 – –
Energy 93,996 93,996 – –
Financials 531,219 531,219 – –
Health Care 747,810 747,810 – –
Industrials 675,100 675,100 – –
Information Technology 2,327,932 2,327,932 – –
Materials 168,835 168,835 – –
Real Estate 230,699 230,699 – –
Utilities 131,291 131,291 – –
Registered Investment Companies
Unaffiliated 1,204,804 1,204,804 – –
Subtotal Investments in Securities $8,352,314 $8,352,314 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 70,520
Subtotal Other Investments $70,520
Total Investments at Value $8,422,834
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,250 $1,760 $2,939 $71 7 0.9%
Total Affiliated Short-Term Investments
1,250
71 0.9
Total Value
$1,250
$71
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $0 $– – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Total Value $0 $– $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 80.4% ) Value
Communications Services (5.9%)
44,409 Activision Blizzard, Inc. $ 3,594,909
8,954 Alphabet, Inc., Class A
a
13,122,982
1,614 Alphabet, Inc., Class C
a
2,371,934
5,724 ANGI Homeservices, Inc.
a
63,508
518,796 Auto Trader Group plc
b
3,766,687
89,400 Carsales.com, Ltd. 1,339,258
7,205 Cinemark Holdings, Inc. 72,050
109,851 Comcast Corporation 5,081,707
1,477 Consolidated Communications
Holdings, Inc.
a
8,404
81,288 Deutsche Telekom AG 1,353,457
68,508 Discovery, Inc., Class A
a,c
1,491,419
2,010 EchoStar Corporation
a
50,029
24,728 Facebook, Inc.
a
6,476,263
22,400 Gannett Company, Inc. 29,120
1,188 Hemisphere Media Group, Inc.
a
10,324
267,000 HKT Trust and HKT, Ltd. 354,391
175 IAC/InterActiveCorp
a
20,962
6,596 Interpublic Group of Companies,
Inc. 109,955
8,758 Ipsos SA 218,952
25,900 KDDI Corporation 651,425
76,061 Live Nation Entertainment, Inc.
a
4,098,167
377 Match Group, Inc.
a
41,715
329,284 Mediaset Espana Comunicacion
SA
a
1,219,514
5,509 Meredith Corporation 72,278
1,564 News Corporation 21,865
2,300 Nintendo Company, Ltd. 1,303,390
22,700 Nippon Telegraph & Telephone
Corporation 463,459
41,100 NTT DOCOMO, Inc. 1,510,266
1,594 Omnicom Group, Inc. 78,903
19,643 ORBCOMM, Inc.
a
66,786
4,541 REA Group, Ltd. 361,594
22,317 Rightmove plc 180,420
3,483 RingCentral, Inc.
a
956,467
1,471 Scholastic Corporation 30,876
116,927 Seven West Media, Ltd.
a
9,399
203,600 SoftBank Corporation 2,275,096
20,800 SoftBank Group Corporation 1,286,991
3,560 Take-Two Interactive Software,
Inc.
a
588,183
94,000 TV Asahi Holdings Corporation 1,492,767
110,864 Uber Technologies, Inc.
a
4,044,319
119,445 Verizon Communications, Inc. 7,105,783
21,018 Wolters Kluwer NV 1,792,898
Total 69,188,872
Consumer Discretionary (10.5%)
2,328 Aaron's, Inc. 131,881
10,500 ABC-MART, Inc. 546,696
3,679 Adient plc
a
63,757
9,755 Amazon.com, Inc.
a
30,715,861
5,070 American Eagle Outfitters, Inc. 75,087
535 American Public Education, Inc.
a
15,082
5,600 AOKI Holdings, Inc. 28,162
62,474 Aptiv plc 5,727,616
10,146 ARB Corporation, Ltd. 202,709
21,627 Aristocrat Leisure, Ltd. 471,654
2,902 At Home Group, Inc.
a
43,124
11,500 Autobacs Seven Company, Ltd. 149,788
1,239 AutoNation, Inc.
a
65,580
1,363 AutoZone, Inc.
a
1,605,123
199,950 B&M European Value Retail SA 1,274,727
3,313 Beazer Homes USA, Inc.
a
43,732
Shares Common Stock (80.4%) Value
Consumer Discretionary (10.5%) - continued
6,329 Bed Bath & Beyond, Inc.
c
$ 94,808
18,231 Berkeley Group Holdings plc 993,827
1,001 Big Lots, Inc. 44,645
4,428 BJ's Restaurants, Inc. 130,360
7,700 Bridgestone Corporation 243,390
9,693 Bright Horizons Family Solutions,
Inc.
a
1,473,724
958 Brunswick Corporation 56,436
22,542 Bunzl plc 727,804
4,506 Burlington Stores, Inc.
a
928,642
2,822 Caesars Entertainment, Inc.
a
158,201
2,765 Camping World Holdings, Inc. 82,259
5,215 Capri Holdings, Ltd.
a
93,870
4,625 Carnival Corporation
c
70,207
62 Cavco Industries, Inc.
a
11,179
1,185 Century Casinos, Inc.
a
6,494
1,434 Century Communities, Inc.
a
60,701
11,020 Chewy, Inc.
a,c
604,227
32,561 Chico's FAS, Inc. 31,666
3,424 Chipotle Mexican Grill, Inc.
a
4,258,463
14,500 Chiyoda Company, Ltd. 135,083
596 Choice Hotels International, Inc. 51,232
754 Churchill Downs, Inc. 123,520
1,456 Cie Generale des Etablissements
Michelin 156,299
151,900 Citizen Watch Company, Ltd.
a
426,122
13,884 Collins Foods, Ltd. 103,231
24,244 Cooper-Standard Holdings, Inc.
a
320,263
1,960 Cracker Barrel Old Country Store,
Inc. 224,734
4,584 Culp, Inc. 56,933
23,115 D.R. Horton, Inc. 1,748,187
3,561 Dana, Inc. 43,872
1,965 Darden Restaurants, Inc. 197,954
4,440 Dave & Buster's Entertainment,
Inc.
c
67,310
697 Deckers Outdoor Corporation
a
153,347
1,838 Denny's Corporation
a
18,380
58,300 Denso Corporation 2,555,391
4,387 Designer Brands, Inc. 23,821
2,848 Dick's Sporting Goods, Inc. 164,842
1,683 Dine Brands Global, Inc. 91,875
48,957 Dollarama, Inc. 1,876,584
32,920 Dometic Group AB
a,b
406,449
1,965 Domino's Pizza Enterprises, Ltd. 112,353
7,706 Domino's Pizza Group plc 36,265
2,268 Domino's Pizza, Inc. 964,535
102 Dorman Products, Inc.
a
9,219
600 Doutor Nichires Holdings
Company, Ltd. 9,116
34,631 Duluth Holdings, Inc.
a,c
423,191
1,198 Dunkin' Brands Group, Inc. 98,128
6,232 Emerald Holding, Inc. 12,713
1,975 Ethan Allen Interiors, Inc. 26,741
8,037 Etsy, Inc.
a
977,540
6,117 Europris ASA
b
31,360
1,200 Exedy Corporation 15,631
3,207 Express, Inc.
a
1,956
3,566 Extended Stay America, Inc. 42,614
700 Fast Retailing Company, Ltd. 439,895
10,686 Five Below, Inc.
a
1,357,122
3,006 Foot Locker, Inc. 99,288
295 Fox Factory Holding Corporation
a
21,927
268,000 Galaxy Entertainment Group, Ltd. 1,811,867
3,998 Gap, Inc. 68,086
4,207 Genuine Parts Company 400,380

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Consumer Discretionary (10.5%) - continued
6,308 Goodyear Tire & Rubber Company $ 48,382
1,785 Grand Canyon Education, Inc.
a
142,693
55,585 GVC Holdings plc
a
696,163
1,007 Helen of Troy, Ltd.
a
194,875
1,488 Hermes International 1,281,552
23,638 Home Depot, Inc. 6,564,509
509 Hovnanian Enterprises, Inc.
a
16,553
109,954 Husqvarna AB 1,209,073
47,631 Industria de Diseno Textil SA 1,317,690
5,269 InterContinental Hotels Group plc
a
276,573
8,500 Izumi Company, Ltd. 309,944
1,865 Jack in the Box, Inc. 147,913
3,640 KB Home 139,740
7,955 Knoll, Inc. 95,937
11,486 Kohl's Corporation 212,836
6,032 L Brands, Inc. 191,878
5,071 Lear Corporation 552,993
1,500 Lithia Motors, Inc. 341,910
30,455 Lowe's Companies, Inc. 5,051,266
347 LVMH Moet Hennessy Louis
Vuitton SE 162,362
8,919 Macy's, Inc.
c
50,838
334 Madison Square Garden Sports
Corporation
a
50,260
3,466 Marcus Corporation 26,792
435 Marriott Vacations Worldwide
Corporation 39,502
10,065 Mattel, Inc.
a
117,760
1,507 Meritage Homes Corporation
a
166,358
8,398 Michaels Companies, Inc.
a
81,083
2,901 Modine Manufacturing Company
a
18,131
8,471 Mohawk Industries, Inc.
a
826,685
198,072 Moneysupermarket.com Group plc 682,761
55,300 NHK Spring Company, Ltd. 354,071
14,800 Nihon Unisys, Ltd. 466,943
42,179 NIKE, Inc. 5,295,152
45,300 Nissan Motor Company, Ltd.
a
160,208
5,236 Nordstrom, Inc.
c
62,413
7,298 Norwegian Cruise Line Holdings,
Ltd.
a,c
124,869
261 NVR, Inc.
a
1,065,694
966 Office Depot, Inc. 18,789
14,318 Ollie's Bargain Outlet Holdings,
Inc.
a
1,250,677
9,200 Onward Holdings Company, Ltd. 23,834
2,600 Oriental Land Company, Ltd. 364,638
1,094 Overstock.com, Inc.
a
79,479
17,396 Pandox AB
a
199,433
1,606 Park Hotels & Resorts, Inc. 16,044
9,647 Party City Holdco, Inc.
a,c
25,082
10,598 Penn National Gaming, Inc.
a
770,475
27,822 Planet Fitness, Inc.
a
1,714,392
31,878 Playa Hotels and Resorts NV
a
133,569
10,000 PLENUS Company, Ltd. 172,662
1,047 Polaris, Inc. 98,774
561 Pool Corporation 187,677
8,169 Premier Investments, Ltd. 121,436
5,639 PulteGroup, Inc. 261,029
1,336 PVH Corporation 79,679
7,033 Qurate Retail, Inc. 50,497
753 Red Robin Gourmet Burgers, Inc.
a
9,909
18,260 Red Rock Resorts, Inc. 312,246
77,791 Redrow plc
a
404,753
13,316 Restaurant Brands International,
Inc. 765,803
17,100 Rinnai Corporation 1,667,956
Shares Common Stock (80.4%) Value
Consumer Discretionary (10.5%) - continued
1,463 Royal Caribbean Cruises, Ltd. $ 94,700
8,855 Ruth's Hospitality Group, Inc. 97,936
3,969 Sally Beauty Holdings, Inc.
a,c
34,491
27,300 Sangetsu Company, Ltd. 420,868
1,500 Sankyo Company, Ltd. 39,278
564 Scandic Hotels Group AB
b
1,691
533 SeaWorld Entertainment, Inc.
a
10,511
34,800 Sekisui House, Ltd. 616,681
4,200 SHIMAMURA Company, Ltd. 408,003
7,954 Six Flags Entertainment
Corporation 161,466
9,181 Skyline Corporation
a
245,775
13,900 Sony Corporation 1,065,324
30,354 Sony Corporation ADR 2,329,670
6,120 Standard Motor Products, Inc. 273,258
241 Strategic Education, Inc. 22,044
268,100 Sumitomo Electric Industries, Ltd. 3,018,089
126,900 Sumitomo Rubber Industries, Ltd. 1,178,792
13,366 Super Retail Group, Ltd. 101,651
4,000 Takara Standard Company, Ltd. 53,841
16,435 Taylor Morrison Home Corporation
a
404,137
7,643 Tenneco, Inc.
a
53,042
3,892 Tesla, Inc.
a
1,669,707
14,567 Texas Roadhouse, Inc. 885,528
4,598 Thor Industries, Inc. 438,005
15,293 Thule Group AB
b
504,662
8,353 Toll Brothers, Inc. 406,457
3,442 TopBuild Corporation
a
587,515
5,300 Toyoda Gosei Company, Ltd. 121,694
6,200 Toyota Motor Corporation 411,494
4,978 Tri Pointe Homes, Inc.
a
90,301
383 Tupperware Brands Corporation
a
7,721
2,310 Ulta Beauty, Inc.
a
517,394
1,911 Urban Outfitters, Inc.
a
39,768
1,231 Vail Resorts, Inc. 263,397
258 Wayfair, Inc.
a
75,081
507 Whirlpool Corporation 93,232
1,472 Williams-Sonoma, Inc. 133,128
4,432 Wingstop, Inc. 605,633
802 Workhorse Group, Inc.
a,c
20,275
1,352 Wyndham Destinations, Inc. 41,588
675 YETI Holdings, Inc.
a
30,591
Total 121,984,452
Consumer Staples (3.0%)
16,400 Arcs Company, Ltd. 421,040
9,700 Asahi Group Holdings, Ltd. 338,070
37,689 BJ's Wholesale Club Holdings,
Inc.
a
1,565,978
10,400 British American Tobacco plc 373,063
21,494 Carlsberg AS 2,895,718
5,992 Casey's General Stores, Inc. 1,064,479
14,971 Celsius Holdings, Inc.
a
339,991
26,758 e.l.f. Beauty, Inc.
a
491,544
4,564 Elior Participations SCA
b
21,190
21,277 ForFarmers BV 130,220
5,160 Glanbia plc 53,279
746 Hain Celestial Group, Inc.
a
25,588
88,900 Japan Tobacco, Inc. 1,621,873
5,600 Kao Corporation 420,396
14,000 Kewpie Corporation 287,949
9,618 Kimberly-Clark Corporation 1,420,194
10,391 Lamb Weston Holdings, Inc. 688,612
138 Lindt & Spruengli AG 1,164,854
3,292 L'Oreal SA 1,071,319
854 McCormick & Company, Inc. 165,761

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Consumer Staples (3.0%) - continued
319 Medifast, Inc. $ 52,460
5,200 Ministop Company, Ltd. 73,091
6,684 Monster Beverage Corporation
a
536,057
66,622 Nestle SA 7,928,820
400 Noevir Holdings Company, Ltd. 18,722
23,601 Orkla ASA 238,193
1,994 Royal Unibrew AS 205,524
1,172 Seneca Foods Corporation
a
41,876
21,200 Seven & I Holdings Company, Ltd. 658,686
991 Simply Good Foods Company
a
21,852
19,400 Sugi Holdings Company, Ltd. 1,371,654
19,400 Sundrug Company, Ltd. 731,282
2,190 TreeHouse Foods, Inc.
a
88,761
21,345 Turning Point Brands, Inc. 595,525
2,400 Unicharm Corporation 107,336
12,105 Unilever NV 735,109
488 Vector Group, Ltd. 4,729
45,465 Wal-Mart Stores, Inc. 6,361,008
Total 34,331,803
Energy (2.2%)
12,626 Antero Midstream Corporation 67,802
7,950 Apache Corporation 75,287
24,142 Archrock, Inc. 129,884
76,194 BP plc ADR 1,330,347
11,409 Centennial Resource
Development, Inc.
a
6,873
215,251 CGG SA
a
143,561
4,005 ChampionX Corporation
a
32,000
22,771 Chevron Corporation 1,639,512
12,017 Cimarex Energy Company 292,374
9,219 CNX Resources Corporation
a
87,027
6,010 Concho Resources, Inc. 265,161
20,650 ConocoPhillips 678,146
6,973 Continental Resources, Inc.
c
85,628
7,538 Core Laboratories NV 115,030
2,334 Delek US Holdings, Inc. 25,977
31,670 Devon Energy Corporation 299,598
6,246 Diamondback Energy, Inc. 188,130
240,500 Eneos Holdings, Inc. 858,072
158,760 Eni SPA 1,240,887
19,031 EnLink Midstream, LLC 44,723
53,240 Enterprise Products Partners, LP 840,660
18,984 EQT Corporation 245,463
88,780 Equinor ASA 1,257,805
16,644 Equitrans Midstream Corporation 140,808
6,976 Exterran Corporation
a
29,020
16,980 Exxon Mobil Corporation 582,923
10,323 Frank's International NV
a
15,897
2,909 Gaztransport Et Technigaz SA 277,412
28,788 Gibson Energy, Inc. 466,558
15,836 Gran Tierra Energy, Inc.
a
3,679
44,167 Halliburton Company 532,212
8,869 Helmerich & Payne, Inc. 129,931
86,718 John Wood Group plc
a
238,091
5,044 Liberty Oilfield Services, Inc. 40,302
3,156 Lundin Energy AB 62,586
67,826 Marathon Oil Corporation 277,408
42,765 Marathon Petroleum Corporation 1,254,725
617 Nabors Industries, Ltd. 15,080
7,973 NexTier Oilfield Solutions, Inc.
a
14,750
20,281 Nine Energy Service, Inc.
a
22,918
12,701 Oceaneering International, Inc.
a
44,708
14,811 OMV AG
a
405,247
26,137 Patterson-UTI Energy, Inc. 74,490
Shares Common Stock (80.4%) Value
Energy (2.2%) - continued
3,804 PBF Energy, Inc. $ 21,645
1,802 PDC Energy, Inc.
a
22,336
2,769 Peabody Energy Corporation 6,369
16,295 Pioneer Natural Resources
Company 1,401,207
6,148 Plains GP Holdings, LP 37,441
3,139 ProPetro Holding Corporation
a
12,744
11,442 QEP Resources, Inc. 10,330
6,361 Range Resources Corporation 42,110
127,713 Royal Dutch Shell plc, Class A 1,594,292
206,560 Royal Dutch Shell plc, Class B 2,504,976
5,680 RPC, Inc.
a
14,995
15,134 SBM Offshore NV 241,414
12,770 SM Energy Company 20,304
22,746 Southwestern Energy Company
a
53,453
15,932 Subsea 7 SA
a
114,509
11,032 Talos Energy, Inc.
a
71,156
6,166 Targa Resources Corporation 86,509
22,873 TC Energy Corporation 960,235
23,320 TechnipFMC plc 147,149
54,299 Tenaris SA ADR 534,845
76,404 Total SE 2,623,924
224,431 Tullow Oil plc
a
43,911
7,022 Washington H. Soul Pattinson and
Company, Ltd. 119,277
2,064 Woodside Petroleum, Ltd. 26,196
Total 25,290,019
Financials (10.5%)
93 1st Source Corporation 2,868
89,537 AB Industrivarden
a
2,381,120
42,067 Aflac, Inc. 1,529,135
5,348 AG Mortgage Investment Trust,
Inc. 14,760
51,200 AIA Group, Ltd. 508,933
1,080 Alleghany Corporation 562,086
30,953 Allianz SE 5,940,838
1,194 American Equity Investment Life
Holding Company 26,256
34,553 American Express Company 3,463,938
18,259 American Financial Group, Inc. 1,222,988
31,675 American International Group, Inc. 872,013
2,035 Ameriprise Financial, Inc. 313,614
9,253 Ameris Bancorp 210,783
10,682 Apollo Commercial Real Estate
Finance, Inc. 96,245
1,210 Argo Group International Holdings,
Ltd. 41,660
7,800 Arthur J. Gallagher & Company 823,524
2,109 Artisan Partners Asset
Management, Inc. 82,230
20,268 Associated Banc-Corp 255,782
7,459 Assured Guaranty, Ltd. 160,219
5,736 ASX, Ltd. 335,359
19,564 Baloise Holding AG 2,880,300
5,188 Bancorp, Inc.
a
44,824
129,448 Bank of America Corporation 3,118,402
814 Bank of Marin Bancorp 23,573
4,632 BankFinancial Corporation 33,443
7,623 Banner Corporation 245,918
24,863 Berkshire Hills Bancorp, Inc. 251,365
1,962 Blackstone Mortgage Trust, Inc. 43,105
38,883 Boston Private Financial Holdings,
Inc. 214,634
1,017 Bridge Bancorp, Inc. 17,726
3,920 Brighthouse Financial, Inc.
a
105,487

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Financials (10.5%) - continued
14,222 BrightSphere Investment Group $ 183,464
9,195 Brookline Bancorp, Inc. 79,491
1,769 Brown & Brown, Inc. 80,083
2,409 Byline Bancorp, Inc. 27,174
39,833 Capital One Financial Corporation 2,862,399
7,354 Central Pacific Financial
Corporation 99,794
78,181 Charles Schwab Corporation 2,832,498
19,619 Chubb, Ltd. 2,278,158
207,373 CI Financial Corporation 2,630,416
1,821 Cincinnati Financial Corporation 141,983
8,481 CIT Group, Inc. 150,199
80,478 Citigroup, Inc. 3,469,407
4,359 Citizens Financial Group, Inc. 110,196
15,023 Comerica, Inc. 574,630
11,294 Commonwealth Bank of Australia 519,708
7,408 Community Trust Bancorp, Inc. 209,350
12,519 Credit Agricole SA
a
109,228
1,308 Cullen/Frost Bankers, Inc. 83,647
472 Customers Bancorp, Inc.
a
5,286
182,000 DBS Group Holdings, Ltd. 2,675,646
12,294 Deutsche Boerse AG 2,155,401
46,589 Deutsche Pfandbriefbank AG
a,b
308,883
265 Diamond Hill Investment Group,
Inc. 33,475
30,804 Discover Financial Services 1,779,855
181,859 DnB ASA
a
2,533,409
3,907 East West Bancorp, Inc. 127,915
957 Encore Capital Group, Inc.
a
36,931
2,103 Enterprise Financial Services
Corporation 57,349
9,370 Essent Group, Ltd. 346,784
37,419 Euronext NV
b
4,687,361
58,737 Everi Holdings, Inc.
a
484,580
11,906 F.N.B. Corporation 80,723
653 FactSet Research Systems, Inc. 218,677
1,110 FBL Financial Group, Inc. 53,502
698 Federal Agricultural Mortgage
Corporation 44,435
5,580 Financial Institutions, Inc. 85,932
2,295 First American Financial
Corporation 116,838
2,945 First Bancorp 61,639
13,513 First BanCorp 70,538
34 First Bancshares, Inc. 713
7,660 First Busey Corporation 121,717
572 First Citizens BancShares, Inc. 182,342
3,273 First Commonwealth Financial
Corporation 25,333
10,693 First Financial Bancorp 128,369
3,925 First Financial Corporation 123,245
728 First Merchants Corporation 16,860
8,156 First Midwest Bancorp, Inc. 87,922
747 First of Long Island Corporation 11,063
3,902 First Republic Bank 425,552
1,193 Flagstar Bancorp, Inc. 35,349
221,455 FlexiGroup, Ltd. 172,595
1,260 Flushing Financial Corporation 13,255
35,637 Fulton Financial Corporation 332,493
4,078 Goldman Sachs Group, Inc. 819,556
8,845 Granite Point Mortgage Trust, Inc. 62,711
6,837 Great Southern Bancorp, Inc. 247,636
9,810 Great Western Bancorp, Inc. 122,134
1,940 Groupe Bruxelles Lambert SA 174,896
6,260 Hamilton Lane, Inc. 404,333
20,297 Hancock Whitney Corporation 381,787
Shares Common Stock (80.4%) Value
Financials (10.5%) - continued
3,984 Hanmi Financial Corporation $ 32,709
5,563 Hanover Insurance Group, Inc. 518,360
39,548 Hartford Financial Services Group,
Inc. 1,457,739
11,455 Heritage Commerce Corporation 76,233
5,458 Hometrust Bancshares, Inc. 74,120
13,339 Hope Bancorp, Inc. 101,176
8,231 Horizon Bancorp, Inc. 83,051
502 Houlihan Lokey, Inc. 29,643
102,888 HSBC Holdings plc 402,526
1,679 IGM Financial, Inc. 38,496
7,765 Independent Bank Corporation 97,606
8,083 Interactive Brokers Group, Inc. 390,651
782 International Bancshares
Corporation 20,379
714,920 Israel Discount Bank, Ltd. 1,928,638
50,546 J.P. Morgan Chase & Company 4,866,063
55,600 Japan Post Bank Company, Ltd. 433,670
8,200 Japan Post Holdings Company,
Ltd. 55,916
19,690 Julius Baer Group, Ltd. 836,281
3,368 Kemper Corporation 225,083
5,805 L E Lundbergforetagen AB
a
286,820
7,528 Ladder Capital Corporation 53,599
1,818 Lakeland Bancorp, Inc. 18,089
36,456 Laurentian Bank of Canada
c
748,805
1,409 Lincoln National Corporation 44,144
3,181 Loews Corporation 110,540
78 MarketAxess Holdings, Inc. 37,564
15,401 Mediobanca SPA 120,682
2,485 Mercantile Bank Corporation 44,780
658 Meta Financial Group, Inc. 12,647
36,609 MetLife, Inc. 1,360,757
2,969 Midland States Bancorp, Inc. 38,152
6,571 MidWestOne Financial Group, Inc. 117,424
101,600 Mitsubishi UFJ Financial Group,
Inc. 405,473
15,900 Mizrahi Tefahot Bank, Ltd. 282,031
58,638 Morgan Stanley 2,835,147
165 Morningstar, Inc. 26,501
4,148 Mr. Cooper Group, Inc.
a
92,583
6,300 MS and AD Insurance Group
Holdings, Inc. 169,742
2,426 MSCI, Inc. 865,548
29,150 National Bank of Canada 1,447,922
109 National Western Life Group, Inc. 19,922
4,113 Northern Trust Corporation 320,691
3,543 OFG Bancorp 44,146
1,418 Old Republic International
Corporation 20,901
4,109 Old Second Bancorp, Inc. 30,797
7,080 Onex Corporation 315,836
69,900 ORIX Corporation 873,070
9,155 PacWest Bancorp 156,367
13,422 Paragon Banking Group plc 57,543
12,726 Pargesa Holding SA 1,052,065
1,536 Peoples Bancorp, Inc. 29,322
19,504 Popular, Inc. 707,410
12,667 Premier Financial Corporation 197,289
9,290 Prosight Global, Inc.
a
105,349
6,731 QCR Holdings, Inc. 184,497
6,749 Radian Group, Inc. 98,603
1,900 Raiffeisen Bank International AG
a
29,082
26,117 Raymond James Financial, Inc. 1,900,273
8,489 Redwood Trust, Inc. 63,837

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Financials (10.5%) - continued
7,837 Reinsurance Group of America,
Inc. $ 746,004
300 Ricoh Leasing Company, Ltd. 8,118
51,201 Royal Bank of Canada 3,594,894
9,572 S&P Global, Inc. 3,451,663
968 Safety Insurance Group, Inc. 66,879
10,256 Seacoast Banking Corporation of
Florida
a
184,916
10,707 SEI Investments Company 543,059
894 Selective Insurance Group, Inc. 46,032
15,100 Senshu Ikeda Holdings, Inc. 25,208
122 Signature Bank 10,125
7,126 Simmons First National
Corporation 112,983
35,500 Singapore Exchange, Ltd. 239,436
1,076 Southside Bancshares, Inc. 26,287
10,560 St. James's Place plc 127,042
6,320 Starwood Property Trust, Inc. 95,369
4,007 Sterling Bancorp 42,154
39,300 Sumitomo Mitsui Financial Group,
Inc. 1,098,860
92,493 Sun Life Financial, Inc. 3,769,044
2,345 SVB Financial Group
a
564,254
8,097 Swiss Life Holding AG 3,063,837
21,034 Synovus Financial Corporation 445,290
3,339 T. Rowe Price Group, Inc. 428,127
1,181 TCF Financial Corporation 27,588
1,625 Territorial Bancorp, Inc. 32,874
1,945 Texas Capital Bancshares, Inc.
a
60,548
8,366 TMX Group, Ltd. 860,381
17,600 Tokio Marine Holdings, Inc. 770,080
5,818 Topdanmark AS 281,620
106 Torchmark Corporation 8,469
99,744 Toronto-Dominion Bank 4,618,090
1,945 Towne Bank 31,898
9,784 TPG RE Finance Trust, Inc. 82,773
3,369 TriCo Bancshares 82,507
47,490 Truist Financial Corporation 1,806,994
10,675 TrustCo Bank Corporation 55,723
7,154 Two Harbors Investment
Corporation 36,414
5,204 United Bankshares, Inc. 111,730
632 Univest Financial Corporation 9,082
14,671 Valley National Bancorp 100,496
623 Walker & Dunlop, Inc. 33,019
2,182 Washington Trust Bancorp, Inc. 66,900
13,553 Webster Financial Corporation 357,935
124,013 Wells Fargo & Company 2,915,546
3,433 WesBanco, Inc. 73,329
9,454 Western Alliance Bancorp 298,935
12,380 Western Asset Mortgage Capital
Corporation 25,255
214 Westwood Holdings Group, Inc. 2,384
11,586 Wintrust Financial Corporation 464,019
37,790 Zions Bancorporations NA 1,104,224
Total 122,122,657
Health Care (12.8%)
1,344 Acadia Healthcare Company, Inc.
a
39,621
32,261 ACADIA Pharmaceuticals, Inc.
a
1,330,766
458 Acceleron Pharma, Inc.
a
51,539
7,009 ADMA Biologics, Inc.
a
16,751
3,294 Adverum Biotechnologies, Inc.
a
33,928
3,924 Agile Therapeutics, Inc.
a
11,929
6,157 Agilent Technologies, Inc. 621,488
11,035 Agios Pharmaceuticals, Inc.
a
386,225
Shares Common Stock (80.4%) Value
Health Care (12.8%) - continued
4,251 Akebia Therapeutics, Inc.
a
$ 10,670
1,501 Alkermes plc
a
24,872
2,654 AmerisourceBergen Corporation 257,226
8,028 Amgen, Inc. 2,040,396
3,088 AnaptysBio, Inc.
a
45,548
2,060 Anavex Life Sciences Corporation
a
9,373
7,040 Anthem, Inc. 1,890,874
2,636 Arena Pharmaceuticals, Inc.
a
197,146
3,470 Argenx SE ADR
a
910,944
897 Assembly Biosciences, Inc.
a
14,747
32,500 Astellas Pharmaceutical, Inc. 484,464
1,918 Atara Biotherapeutics, Inc.
a
24,857
88 Atrion Corporation 55,088
516 AVROBIO, Inc.
a
6,718
11,288 Axonics Modulation Technologies,
Inc.
a,c
576,140
433 Axsome Therapeutics, Inc.
a
30,851
3,758 Becton, Dickinson and Company 874,411
6,553 Biogen, Inc.
a
1,858,955
8,973 Biohaven Pharmaceutical Holding
Company, Ltd.
a
583,335
948 Bio-Rad Laboratories, Inc.
a
488,656
5,492 Bio-Techne Corporation 1,360,533
1,139 Bluebird Bio, Inc.
a
61,449
687 Bruker Corporation 27,308
1,831 Cantel Medical Corporation 80,454
22,573 Catalent, Inc.
a
1,933,603
41,040 Centene Corporation
a
2,393,863
26,011 Cerner Corporation 1,880,335
2,529 Charles River Laboratories
International, Inc.
a
572,692
633 Chemed Corporation 304,062
35,500 Chugai Pharmaceutical Company,
Ltd. 1,593,080
14,866 Cigna Holding Company 2,518,449
2,250 Clovis Oncology, Inc.
a
13,117
5,568 CryoLife, Inc.
a
102,841
22,450 CSL, Ltd. 4,637,427
26,480 CVS Health Corporation 1,546,432
3,402 CytomX Therapeutics, Inc.
a
22,623
38,800 Daiichi Sankyo Company, Ltd. 1,191,073
480 Deciphera Pharmaceuticals, Inc.
a
24,624
3,229 Dexcom, Inc.
a
1,331,091
5,124 Dynavax Technologies
Corporation
a
22,136
1,416 Editas Medicine, Inc.
a
39,733
38,033 Edwards Lifesciences Corporation
a
3,035,794
360 Encompass Health Corporation 23,393
10,104 Gilead Sciences, Inc. 638,472
351,203 GlaxoSmithKline plc 6,584,210
38,289 GlaxoSmithKline plc ADR 1,441,198
3,833 Global Blood Therapeutics, Inc.
a
211,352
1,201 Grifols SA 34,535
16,545 Guardant Health, Inc.
a
1,849,400
3,319 Haemonetics Corporation
a
289,583
11,914 Halozyme Therapeutics, Inc.
a
313,100
14,350 HCA Healthcare, Inc. 1,789,158
607 HealthStream, Inc.
a
12,182
5,203 Hill-Rom Holdings, Inc. 434,503
6,197 Humana, Inc. 2,564,876
22 ICU Medical, Inc.
a
4,021
288 IDEXX Laboratories, Inc.
a
113,216
5,466 ImmunoGen, Inc.
a
19,678
1,301 Insmed, Inc.
a
41,814
6,474 Inspire Medical Systems, Inc.
a
835,470
4,356 Insulet Corporation
a
1,030,586

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Health Care (12.8%) - continued
6,230 Intuitive Surgical, Inc.
a
$ 4,420,434
2,993 Invitae Corporation
a
129,747
1,790 Iovance Biotherapeutics, Inc.
a
58,927
174 IQVIA Holding, Inc.
a
27,428
35,825 Johnson & Johnson 5,333,626
7,000 KYORIN Holdings, Inc. 141,898
1,060 Laboratory Corporation of America
Holdings
a
199,566
13,750 LHC Group, Inc.
a
2,922,700
453 Lifco AB 35,038
2,203 Ligand Pharmaceuticals, Inc.
a,c
209,990
2,275 LNA Sante 126,321
11,600 M3, Inc. 717,533
1,906 MacroGenics, Inc.
a
48,012
6,100 Medipal Holdings Corporation 122,319
42,350 Medtronic plc 4,401,012
62,739 Merck & Company, Inc. 5,204,200
1,177 Mersana Therapeutics, Inc.
a
21,916
1,078 Mesa Laboratories, Inc. 274,631
130 Mettler-Toledo International, Inc.
a
125,547
186 Mirati Therapeutics, Inc.
a
30,885
3,603 Molina Healthcare, Inc.
a
659,493
4,825 MyoKardia, Inc.
a
657,792
1,753 Myovant Sciences, Ltd.
a
24,630
12,878 Natera, Inc.
a
930,307
3,957 National Healthcare Corporation 246,561
1,207 Nektar Therapeutics
a
20,024
849 Neogen Corporation
a
66,434
1,430 Neurocrine Biosciences, Inc.
a
137,509
10,542 Nevro Corporation
a
1,468,501
115,477 Novartis AG 10,026,212
89,300 Novo Nordisk AS 6,187,114
25,105 Novo Nordisk AS ADR 1,743,040
6,500 Olympus Corporation 135,172
24,569 Optinose, Inc.
a
95,819
1,528 Orthifix Medical, Inc.
a
47,582
9,229 PRA Health Sciences, Inc.
a
936,190
799 Precision BioSciences, Inc.
a
4,922
1,348 Quest Diagnostics, Inc. 154,333
528 Reata Pharmaceuticals, Inc.
a
51,438
44,622 Recordati SPA 2,285,776
4,017 Repligen Corporation
a
592,668
168 Replimune Group, Inc.
a
3,867
2,335 Retrophin, Inc.
a
43,104
31,510 Roche Holding AG 10,793,453
1,873 Sage Therapeutics, Inc.
a
114,478
14,882 Sanofi 1,491,361
1,967 Sarepta Therapeutics, Inc.
a
276,226
8,200 Sawai Pharmaceutical Company,
Ltd. 413,740
13,979 Silk Road Medical, Inc.
a
939,529
8,950 Sonova Holding AG
a
2,268,066
3,983 Spectrum Pharmaceuticals, Inc.
a
16,251
10,221 Stryker Corporation 2,129,750
446 Surmodics, Inc.
a
17,354
600 Sysmex Corporation 57,409
13,293 Tactile Systems Technology, Inc.
a
486,391
36,700 Takeda Pharmaceutical Company,
Ltd. 1,311,766
2,066 Tecan Group AG 1,027,454
6,814 Teladoc Health, Inc.
a,c
1,493,901
3,970 Teleflex, Inc. 1,351,467
4,188 Tenet Healthcare Corporation
a
102,648
7,600 Terumo Corporation 302,592
7,757 Thermo Fisher Scientific, Inc. 3,424,871
1,795 Tilray, Inc.
a
8,706
Shares Common Stock (80.4%) Value
Health Care (12.8%) - continued
500 Toho Holdings Company, Ltd. $ 10,782
3,500 Tsumura & Company 109,074
966 U.S. Physical Therapy, Inc. 83,926
462 uniQure B.V.
a
17,015
749 United Therapeutics Corporation
a
75,649
18,761 VBI Vaccines, Inc.
a,c
53,656
16,691 Veeva Systems, Inc.
a
4,693,342
10,944 Vertex Pharmaceuticals, Inc.
a
2,978,081
571 Viking Therapeutics, Inc.
a
3,323
1,217 Waters Corporation
a
238,143
183 West Pharmaceutical Services,
Inc. 50,307
6,512 Zimmer Biomet Holdings, Inc. 886,544
29,879 Zoetis, Inc. 4,941,090
4,431 Zymeworks, Inc.
a
206,396
Total 149,245,943
Industrials (10.4%)
12,091 A.O. Smith Corporation 638,405
48 A.P. Moller - Maersk AS, Class A 70,262
585 A.P. Moller - Maersk AS, Class B 924,816
35,561 Aalberts NV 1,278,767
455 Acuity Brands, Inc. 46,569
2,909 AECOM
a
121,713
1,965 Aegion Corporation
a
27,765
12,608 Aerojet Rocketdyne Holdings, Inc.
a
502,933
1,427 Akzo Nobel NV 144,228
1,925 Allegion plc 190,402
17,454 Altra Industrial Motion Corporation 645,274
4,782 American Airlines Group, Inc.
c
58,771
4,853 AMETEK, Inc. 482,388
17,239 ASGN, Inc.
a
1,095,711
89,341 Assa Abloy AB 2,088,803
82,272 Atlas Copco AB, Class A 3,922,630
25,040 Atlas Copco AB, Class B 1,045,018
1,661 Avis Budget Group, Inc.
a
43,718
11,181 AZZ, Inc. 381,496
991 Bloom Energy Corporation
a
17,808
4,284 Boeing Company 707,974
7,012 BWX Technologies, Inc. 394,846
15,327 Canadian National Railway
Company 1,632,325
11,352 Carlisle Companies, Inc. 1,389,144
75,975 Carrier Global Corporation 2,320,276
16,283 CBIZ, Inc.
a
372,392
8,726 Chart Industries, Inc.
a
613,176
15,805 CIA De Distribucion Integral 269,789
5,446 Copart, Inc.
a
572,701
1,758 CRA International, Inc. 65,872
11,886 Crane Company 595,845
6,101 CSW Industrials, Inc. 471,302
17,688 CSX Corporation 1,373,827
7,089 Curtiss-Wright Corporation 661,120
1,200 Daikin Industries, Ltd. 221,729
50,150 Delta Air Lines, Inc. 1,533,587
9,476 Deutsche Post AG 429,981
1,395 Douglas Dynamics, Inc. 47,709
9,845 EMCOR Group, Inc. 666,605
4,290 Expeditors International of
Washington, Inc. 388,331
52,779 Experian plc 1,983,147
42 Exponent, Inc. 3,025
10,707 Fluor Corporation 94,329
8,986 Forrester Research, Inc.
a
294,651
7,284 Forward Air Corporation 417,956
5,276 FuelCell Energy, Inc.
a
11,291

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Industrials (10.4%) - continued
4,236 Geberit AG $ 2,506,121
2,828 Generac Holdings, Inc.
a
547,614
15,009 General Dynamics Corporation 2,077,696
3,819 Gorman-Rupp Company 112,508
8,700 GS Yuasa Corporation 150,341
197,964 GWA Group, Ltd. 396,092
13,300 Hanwa Company, Ltd. 266,232
16,282 Honeywell International, Inc. 2,680,180
5,026 Hubbell, Inc. 687,758
1,257 ICF International, Inc. 77,343
8,666 IDEX Corporation 1,580,765
48,300 Inaba Denki Sangyo Company,
Ltd. 1,213,186
473 JB Hunt Transport Services, Inc. 59,778
8,514 Jet2 plc 73,710
73,015 Johnson Controls International plc 2,982,663
29,800 Kamigumi Company, Ltd. 587,220
10,320 Kansas City Southern 1,866,166
52,400 Kinden Corporation 925,450
49,073 Koninklijke Philips NV
a
2,317,198
523 Kuehne & Nagel International AG 101,553
2,674 L3Harris Technologies, Inc. 454,152
4,681 Landstar System, Inc. 587,419
67,286 Legrand SA 5,378,715
2,335 Lennox International, Inc. 636,544
14,016 Lincoln Electric Holdings, Inc. 1,290,033
6,299 Lockheed Martin Corporation 2,414,281
3,334 Manpower, Inc. 244,482
191,700 Marubeni Corporation 1,088,359
1,371 Masonite International
Corporation
a
134,906
10,333 Mercury Systems, Inc.
a
800,394
35,228 Meritor, Inc.
a
737,674
9,502 Middleby Corporation
a
852,424
117,300 Mitsubishi Corporation 2,807,618
88,000 Mitsubishi Electric Corporation 1,194,090
19,000 Mitsuboshi Belting, Ltd. 309,188
171,900 Mitsui & Company, Ltd. 2,953,727
2,640 MSC Industrial Direct Company,
Inc. 167,059
43,720 National Express Group plc
a
85,932
1,600 Nikkon Holdings Company, Ltd. 34,686
2,200 Nishimatsu Construction
Company, Ltd. 43,700
71,400 Nitto Kogyo Corporation 1,418,809
32,771 Nobina AB
a,b
215,429
2,115 Nordson Corporation 405,699
10,133 Norfolk Southern Corporation 2,168,361
5,115 Old Dominion Freight Line, Inc. 925,406
17,172 Otis Worldwide Corporation 1,071,876
103,241 PageGroup plc
a
497,694
12,641 Parker-Hannifin Corporation 2,557,780
2,886 Quad/Graphics, Inc. 8,745
34,355 Raytheon Technologies
Corporation 1,976,787
13,900 Recruit Holdings Company, Ltd. 552,044
23,378 Redde Northgate plc 55,649
5,254 Regal-Beloit Corporation 493,193
209,175 RELX plc 4,655,854
693 Republic Services, Inc. 64,692
16,365 Ritchie Brothers Auctioneers, Inc. 969,626
1,223 Rockwell Automation, Inc. 269,892
2,177 Roper Industries, Inc. 860,154
2,044 Ryder System, Inc. 86,339
4,846 Saia, Inc.
a
611,274
10,925 Sandvik AB
a
213,642
Shares Common Stock (80.4%) Value
Industrials (10.4%) - continued
1,600 Sanwa Holdings Corporation $ 16,965
47,565 Schneider Electric SE 5,912,312
54,397 SEEK, Ltd. 839,153
33,480 Signify NV
a,b
1,238,334
2,402 Simpson Manufacturing Company,
Inc. 233,378
2,991 SiteOne Landscape Supply, Inc.
a
364,752
24,059 SKF AB 496,351
1,317 Snap-On, Inc. 193,770
632,800 Sojitz Corporation
c
1,436,090
18,162 Southwest Airlines Company 681,075
327 SP Plus Corporation
a
5,870
11,231 Spirax-Sarco Engineering plc 1,599,322
1,852 Spirit Airlines, Inc.
a,c
29,817
781 SPX FLOW, Inc.
a
33,442
10,681 Standex International Corporation 632,315
810 Stantec, Inc. 24,594
142,400 Sumitomo Corporation 1,716,560
25,236 Summit Materials, Inc.
a
417,403
5,200 Taikisha, Ltd. 144,234
1,800 Taisei Corporation 60,925
1,075 Teledyne Technologies, Inc.
a
333,476
11,276 TFI International, Inc. 471,516
1,445 Thermon Group Holdings, Inc.
a
16,227
18,500 Toppan Forms Company, Ltd. 176,113
6,188 Toro Company 519,483
18,207 Transcontinental, Inc.
c
224,793
53,342 Transurban Group 544,670
14,376 Trex Company, Inc.
a
1,029,322
14,232 TriMas Corporation
a
324,490
17,700 Tsubakimoto Chain Company 416,395
1,464 UniFirst Corporation 277,238
4,087 United Airlines Holdings, Inc.
a
142,023
15,279 United Rentals, Inc.
a
2,666,186
5,385 Valmont Industries, Inc. 668,709
2,752 Verisk Analytics, Inc. 509,973
3,657 Waste Connections, Inc. 379,597
2,236 Watsco, Inc. 520,742
18,837 Willdan Group, Inc.
a
480,532
3,834 XPO Logistics, Inc.
a
324,586
11,200 Yuasa Trading Company, Ltd. 350,004
Total 121,217,046
Information Technology (16.6%)
12,753 Adobe, Inc.
a
6,254,454
1,922 ADTRAN, Inc. 19,710
5,600 Advantest Corporation 272,387
4,300 Alliance Data Systems Corporation 180,514
1,531 American Software, Inc. 21,495
11,892 Amphenol Corporation 1,287,547
18,722 Anaplan, Inc.
a
1,171,623
570 ANSYS, Inc.
a
186,521
199,340 Apple, Inc. 23,085,565
1,517 ASM International NV 217,452
13,717 ASML Holding NV 5,066,720
1,127 Aspen Technology, Inc.
a
142,667
3,657 Atlassian Corporation plc
a
664,806
7,490 Avalara, Inc.
a
953,777
2,218 Avnet, Inc. 57,313
600 Azbil Corporation 22,482
5,499 Bandwidth, Inc.
a,c
959,960
10,887 BE Semiconductor Industries NV 466,748
7,611 Benchmark Electronics, Inc. 153,362
7,143 Blackline, Inc.
a
640,227
1,611 Broadridge Financial Solutions,
Inc. 212,652

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Information Technology (16.6%) - continued
549 CACI International, Inc.
a
$ 117,025
500 Canon Electronics, Inc. 7,007
26,900 Canon, Inc. 446,178
3,847 Capgemini SA 493,555
12,047 CDK Global, Inc. 525,129
21,213 CDW Corporation 2,535,590
914 Ceridian HCM Holding, Inc.
a
75,542
66,838 CGI, Inc.
a
4,536,682
137,246 Cisco Systems, Inc. 5,406,120
5,544 Cognex Corporation 360,914
3,400 Computer Engineering &
Consulting, Ltd. 52,751
102,854 Computershare, Ltd. 909,921
5,730 Coupa Software, Inc.
a
1,571,395
4,567 Cree, Inc.
a
291,101
4,869 CTS Corporation 107,264
8,869 Descartes Systems Group, Inc.
a
505,356
5,722 Dialog Semiconductor plc
a
249,393
6,629 DocuSign, Inc.
a
1,426,826
17,469 Dolby Laboratories, Inc. 1,157,845
766 Domo, Inc.
a
29,361
1,193 DSP Group, Inc.
a
15,724
4,300 DTS Corporation 91,510
14,623 Elastic NV
a
1,577,675
7,591 Endava plc ADR
a
479,372
1,221 EPAM Systems, Inc.
a
394,725
3,120 ePlus, Inc.
a
228,384
11,326 Euronet Worldwide, Inc.
a
1,031,799
19,798 Eventbrite, Inc.
a
214,808
4,175 ExlService Holdings, Inc.
a
275,425
845 eXp World Holdings, Inc.
a
34,087
2,005 F5 Networks, Inc.
a
246,154
678 Fair Isaac Corporation
a
288,408
7,662 Five9, Inc.
a
993,608
456 FLIR Systems, Inc. 16,348
24,200 Fuji Soft, Inc. 1,247,892
7,318 Global Payments, Inc. 1,299,530
6,765 Guidewire Software, Inc.
a
705,387
170,586 Halma plc 5,153,746
9,240 Health Catalyst, Inc.
a
338,184
12,600 Hitachi, Ltd. 426,629
10,500 Hoya Corporation 1,185,621
4,020 II-VI, Inc.
a
163,051
4,198 Inphi Corporation
a
471,225
2,033 InterDigital, Inc. 116,003
4,400 ITOCHU Techno-Solutions
Corporation 166,916
1,067 Jack Henry & Associates, Inc. 173,484
4,400 Japan Material Company, Ltd. 61,692
4,898 Juniper Networks, Inc. 105,307
400 Kanematsu Electronics, Ltd. 16,247
4,700 Keyence Corporation 2,197,153
51 KLA-Tencor Corporation 9,881
2,209 Lam Research Corporation 732,836
4,100 Lasertec Corporation 337,015
15,652 Lattice Semiconductor
Corporation
a
453,282
467 Littelfuse, Inc. 82,818
13,063 Lumentum Holdings, Inc.
a
981,423
894 Manhattan Associates, Inc.
a
85,368
1,590 ManTech International Corporation 109,519
29,175 MasterCard, Inc. 9,866,110
986 MaxLinear, Inc.
a
22,915
23,105 Medallia, Inc.
a,c
633,539
608 Methode Electronics, Inc. 17,328
337 Microchip Technology, Inc. 34,630
Shares Common Stock (80.4%) Value
Information Technology (16.6%) - continued
121,801 Microsoft Corporation $ 25,618,404
1,824 MicroStrategy, Inc.
a
274,621
11,111 MKS Instruments, Inc. 1,213,655
10,427 Monolithic Power Systems, Inc. 2,915,493
721 Motorola Solutions, Inc. 113,060
5,787 MTS Systems Corporation 110,590
3,700 Murata Manufacturing Company,
Ltd. 240,601
77,900 NEC Networks & System
Integration Corporation 1,497,425
212 NetApp, Inc. 9,294
3,162 Nice, Ltd. ADR
a
717,869
5,714 Nova Measuring Instruments, Ltd.
a
297,928
3,018 Novanta, Inc.
a
317,916
3,500 NS Solutions Corporation 107,845
5,900 NSD Company, Ltd. 115,885
1,900 NTT Data Corporation 24,315
15,680 NVIDIA Corporation 8,486,330
1,000 OBIC Company, Ltd. 175,863
30,517 Oracle Corporation 1,821,865
4,200 Oracle Corporation Japan 453,503
3,600 Otsuka Corporation 183,965
3,785 Palo Alto Networks, Inc.
a
926,379
25 Paylocity Holding Corporation
a
4,035
32,041 PayPal Holdings, Inc.
a
6,313,038
1,529 Progress Software Corporation 56,084
3,084 Proofpoint, Inc.
a
325,516
5,871 Q2 Holdings, Inc.
a
535,787
3,066 QAD, Inc. 129,385
2,397 Qorvo, Inc.
a
309,237
22,872 QUALCOMM, Inc. 2,691,577
401 Qualys, Inc.
a
39,302
3,050 Rogers Corporation
a
299,083
11,600 Ryoyo Electro Corporation
c
322,228
10,940 Sage Group plc 101,668
15,941 SailPoint Technologies Holdings,
Inc.
a
630,785
8,835 Salesforce.com, Inc.
a
2,220,412
2,046 Samsung Electronics Company,
Ltd. GDR 2,594,172
3,649 SAP SE 568,219
2,887 ScanSource, Inc.
a
57,249
1,982 Semtech Corporation
a
104,967
14,911 ServiceNow, Inc.
a
7,231,835
1,394 Silicon Laboratories, Inc.
a
136,403
174 Solaredge Technology, Ltd.
a
41,473
30,267 Square, Inc.
a
4,919,901
27,948 STMicroelectronics NV ADR 857,724
4,377 Synopsys, Inc.
a
936,590
3,418 TE Connectivity, Ltd. 334,075
4,325 Technology One, Ltd. 24,777
22,342 Texas Instruments, Inc. 3,190,214
12,800 TIS, Inc. 271,872
5,900 Tokyo Electron, Ltd. 1,541,403
144 Tyler Technologies, Inc.
a
50,193
2,243 VeriSign, Inc.
a
459,479
57,745 Visa, Inc. 11,547,268
6,477 VMware, Inc.
a,c
930,551
3,148 WEX, Inc.
a
437,478
6,699 Workiva, Inc.
a
373,536
740 Worldline SA
a,b
60,594
581 Zendesk, Inc.
a
59,796
5,527 Zscaler, Inc.
a
777,594
Total 193,034,001

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Materials (4.1%)
2,690 AdvanSix, Inc.
a
$ 34,647
21,352 Air Liquide SA 3,384,519
57,800 Air Water, Inc. 781,728
3,410 AptarGroup, Inc. 386,012
1,438 Avery Dennison Corporation 183,834
57,141 Axalta Coating Systems, Ltd.
a
1,266,816
166 Balchem Corporation 16,207
44,434 BHP Group, Ltd. 1,147,891
7,665 Buzzi Unicem SPA 178,086
2,713 Cabot Corporation 97,749
1,231 Carpenter Technology Corporation 22,355
1,346 Celanese Corporation 144,628
25,219 Centamin plc 65,839
55,149 CF Industries Holdings, Inc. 1,693,626
10,929 Chemours Company 228,525
612 Christian Hansen Holding AS 67,936
20,443 Croda International plc 1,649,058
40,529 Eastman Chemical Company 3,166,125
13,586 Ecolab, Inc. 2,715,026
833 EMS-CHEMIE Holding AG
c
748,422
1,978 Eramet SA
a
49,926
1,104 FMC Corporation 116,925
335 Givaudan SA 1,446,466
65,042 Granges AB
a
580,543
100,450 Hexpol AB
a
898,537
78,755 Hochschild Mining plc
a
222,075
9,183 Holmen AB 340,735
1,412 IAMGOLD Corporation
a
5,408
2,864 IMCD NV 340,631
1,919 Ingevity Corporation
a
94,875
6,054 Innospec, Inc. 383,339
7,470 Kaiser Aluminum Corporation 400,317
36,490 Koninklijke DSM NV 6,007,443
1,195 Kraton Performance Polymers,
Inc.
a
21,295
52,500 Kyoei Steel, Ltd. 674,815
6,800 Lintec Corporation 158,341
16,861 Louisiana-Pacific Corporation 497,568
7,034 Martin Marietta Materials, Inc. 1,655,522
3,508 Materion Corporation 182,521
3,571 Minerals Technologies, Inc. 182,478
8,037 Myers Industries, Inc. 106,330
6,181 Neenah, Inc. 231,602
800 Nippon Steel Trading Corporation 22,854
4,304 Novozymes AS 270,517
31,594 Nucor Corporation 1,417,307
1,133 Olympic Steel, Inc. 12,871
3,342 PPG Industries, Inc. 407,991
4,367 Quaker Chemical Corporation 784,794
35,722 Ramelius Resources, Ltd. 53,952
717 Reliance Steel & Aluminum
Company 73,163
16,014 Rio Tinto plc 963,607
17,613 Rio Tinto, Ltd. 1,202,993
1,033 RPM International, Inc. 85,574
4,581 Ryerson Holding Corporation
a
26,249
142,577 Sandfire Resources, Ltd. 421,353
873 Scotts Miracle-Gro Company 133,490
2,799 Sensient Technologies Corporation 161,614
1,900 Shin-Etsu Chemical Company, Ltd. 248,623
10,713 Sika AG 2,630,596
45,619 Silver Lake Resources, Ltd.
a
76,576
3,619 Steel Dynamics, Inc. 103,612
145,700 Sumitomo Chemical Company,
Ltd. 482,264
17,412 Symrise AG 2,405,003
Shares Common Stock (80.4%) Value
Materials (4.1%) - continued
8,800 Taiyo Holdings Company, Ltd. $ 460,808
38,400 Toagosei Company, Ltd. 411,537
267,700 Toray Industries, Inc. 1,224,729
26,000 Ube Industries, Ltd. 439,069
4,880 United States Steel Corporation 35,819
783 W. R. Grace & Company 31,547
2,438 Wacker Chemie AG 236,599
1,165 Worthington Industries, Inc. 47,509
21,458 Yara International ASA 825,699
Total 48,275,040
Real Estate (3.6%)
17,959 Agree Realty Corporation 1,142,911
33,676 Allied Properties REIT 906,676
45,728 Alstria Office REIT AG 635,863
31,068 American Campus Communities,
Inc. 1,084,895
13,051 American Tower Corporation 3,154,818
5,774 Apartment Investment &
Management Company 194,699
5,133 Armada Hoffler Properties, Inc. 47,532
645,632 Ascendas REIT 1,544,954
1,702 Ashford Hospitality Trust, Inc. 2,808
7,565 AvalonBay Communities, Inc. 1,129,757
293 BBX Capital Corporation 3,923
86 Bluerock Residential Growth REIT,
Inc. 652
7,929 Camden Property Trust 705,522
5,486 CareTrust REIT, Inc. 97,623
39,265 Castellum AB 891,877
15,582 CBL & Associates Properties, Inc.
a
2,510
37,092 CBRE Group, Inc.
a
1,742,211
18,556 Cedar Realty Trust, Inc. 15,030
38,193 Choice Properties REIT 366,570
1,221 Cofinimmo SA 183,603
2,617 Colony Credit Real Estate, Inc. 12,849
2,984 Columbia Property Trust, Inc. 32,555
1,944 Community Healthcare Trust, Inc. 90,901
2,204 Corepoint Lodging, Inc. 12,012
1,620 CoreSite Realty Corporation 192,586
1,691 CoStar Group, Inc.
a
1,434,830
22,751 Cushman and Wakefield plc
a
239,113
20 CyrusOne, Inc. 1,401
17,000 Daito Trust Construction Company,
Ltd. 1,506,962
5,937 Diversified Healthcare Trust 20,898
1,326 EastGroup Properties, Inc. 171,492
12,877 Entra ASA
b,c
180,960
3,666 EPR Properties 100,815
3,255 Equity Lifestyle Properties, Inc. 199,532
18,797 Essential Properties Realty Trust,
Inc. 344,361
833 Essex Property Trust, Inc. 167,258
2,915 Farmland Partners, Inc. 19,414
16,654 First Industrial Realty Trust, Inc. 662,829
4,310 FirstService Corporation 568,446
10,516 Four Corners Property Trust, Inc. 269,104
12 Frontier Real Estate Investment
Corporation 40,878
21 Fukuoka REIT Corporation 27,271
4,381 Gaming and Leisure Properties,
Inc. 161,790
3,904 Getty Realty Corporation 101,543
2,713 Gladstone Commercial
Corporation 45,714
249 Gladstone Land Corporation 3,740

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (80.4%) Value
Real Estate (3.6%) - continued
1,673 Global Medical REIT, Inc. $ 22,586
49,244 Granite REIT 2,858,005
15 Hankyu REIT, Inc. 17,467
6,526 Healthcare Realty Trust, Inc. 196,563
75,799 Host Hotels & Resorts, Inc. 817,871
58,000 Hysan Development Company,
Ltd. 174,430
7,298 Industrial Logistics Properties Trust 159,607
1,775 Innovative Industrial Properties,
Inc. 220,295
302 Invesco Office J-Reit, Inc. 41,837
1,365 Investors Real Estate Trust 88,957
139 Japan Hotel REIT Investment
Corporation 68,681
25 Japan Prime Realty Investment
Corporation 77,566
2,475 Jones Lang LaSalle, Inc. 236,759
16,163 Kilroy Realty Corporation 839,829
8,861 Kungsleden AB 83,880
735 Lamar Advertising Company 48,635
1,686 LEG Immobilien AG 240,322
3,796 Lexington Realty Trust 39,668
166,500 Mapletree Commercial Trust 239,189
27,368 Medical Properties Trust, Inc. 482,498
755 MGM Growth Properties LLC 21,125
96 Mori Trust Sogo REIT, Inc. 121,426
591 National Health Investors, Inc. 35,620
9,366 National Retail Properties, Inc. 323,221
24,432 National Storage Affiliates Trust 799,171
13,859 New Residential Investment
Corporation 110,179
4,087 New Senior Investment Group, Inc. 16,348
6,310 NexPoint Residential Trust, Inc. 279,849
91 Nomura Real Estate Master Fund,
Inc. 114,002
4,944 Omega Healthcare Investors, Inc. 148,023
2,365 One Liberty Properties, Inc. 38,691
2,373 Physicians Realty Trust 42,500
1,796 PotlatchDeltic Corporation 75,612
4,879 Preferred Apartment Communities,
Inc. 26,347
28,948 PSP Swiss Property AG 3,496,941
70,124 Quebecor, Inc. 1,754,219
2,990 Realty Income Corporation 181,643
469 Retail Properties of America, Inc. 2,725
8,707 Rexford Industrial Realty, Inc. 398,432
377 RMR Group, Inc. 10,356
115,000 Road King Infrastructure, Ltd. 137,426
16,934 Sabra Health Care REIT, Inc. 233,435
2,334 SBA Communications Corporation 743,332
30,462 Service Properties Trust 242,173
6,310 Spirit Realty Capital, Inc. 212,963
6,032 STAG Industrial, Inc. 183,916
6,129 Store Capital Corporation 168,118
108,665 TAG Immobilien AG 3,276,688
4,819 UDR, Inc. 157,148
2,379 UMH Properties, Inc. 32,212
106 United Urban Investment
Corporation 117,952
7,821 Uniti Group, Inc. 82,394
100 Universal Health Realty Income
Trust 5,699
21,722 Waypoint REIT, Ltd. 42,454
269,300 Wing Tai Holdings, Ltd. 344,174
Shares Common Stock (80.4%) Value
Real Estate (3.6%) - continued
1,756 WP Carey, Inc. $ 114,421
Total 41,509,268
Utilities (0.8%)
1,197 ALLETE, Inc. 61,933
2,850 Artesian Resources Corporation 98,239
1,581 Black Hills Corporation 84,568
411 Chesapeake Utilities Corporation 34,647
2,531 Consolidated Water Company,
Ltd. 26,348
1,429 DTE Energy Company 164,392
23,210 Duke Energy Corporation 2,055,478
65,333 Enagas SA 1,507,446
28,361 Enel SPA 246,059
11,780 Entergy Corporation 1,160,683
1,080 Essential Utilities, Inc. 43,470
28,689 Exelon Corporation 1,025,919
29,818 FirstEnergy Corporation 856,075
2,696 Hawaiian Electric Industries, Inc. 89,615
1,813 IDACORP, Inc. 144,859
407 Middlesex Water Company 25,295
1,097 National Fuel Gas Company 44,527
4,591 New Jersey Resources
Corporation 124,049
3,061 NextEra Energy, Inc. 849,611
4,478 Northland Power, Inc. 135,462
622 Northwest Natural Holding
Company 28,233
4,476 OGE Energy Corporation 134,235
1,450 Otter Tail Corporation 52,446
836 South Jersey Industries, Inc. 16,110
1,825 Southwest Gas Holdings, Inc. 115,157
1,508 Spire, Inc. 80,226
6,426 UGI Corporation 211,929
1,118 Unitil Corporation 43,199
Total 9,460,210
Total Common Stock
(cost $757,723,882) 935,659,311
Shares
Registered Investment
Companies ( 4.7% ) Value
Unaffiliated  (2.2%)
355,284 iShares Russell Mid Cap ETF 20,386,196
12,825 SPDR S&P 500 ETF Trust 4,294,964
6,550 SPDR S&P Regional Banking ETF 233,704
2,940 Utilities Select Sector SPDR Fund
c
174,577
Total 25,089,441
Affiliated  (2.5%)
2,869,002 Thrivent Core Emerging Markets
Equity Fund
a
29,263,825
Total 29,263,825
Total Registered Investment
Companies (cost $52,258,204) 54,353,266
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
11,485,239 Thrivent Cash Management Trust 11,485,239
Total Collateral Held for
Securities Loaned
(cost $11,485,239) 11,485,239

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 14.4% ) Value
Federal Home Loan Bank Discount
Notes
4,300,000 0.060%, 10/7/2020
d,e
$ 4,299,957
3,200,000 0.067%, 10/14/2020
d,e
3,199,931
700,000 0.080%, 10/28/2020
d,e
699,968
300,000 0.060%, 11/4/2020
d,e
299,980
4,700,000 0.090%, 11/6/2020
d,e
4,699,671
300,000 0.060%, 11/10/2020
d,e
299,977
200,000 0.080%, 11/12/2020
d,e
199,984
2,100,000 0.070%, 11/18/2020
d,e
2,099,804
1,400,000 0.070%, 11/19/2020
d,e
1,399,867
300,000 0.055%, 12/9/2020
d,e
299,948
6,400,000 0.055%, 12/10/2020
d,e
6,398,880
2,700,000 0.075%, 12/22/2020
d,e
2,699,446
300,000 0.092%, 12/28/2020
d,e
299,934
Thrivent Core Short-Term Reserve
Fund
14,079,699 0.310% 140,796,987
Total Short-Term Investments
(cost $167,605,250) 167,694,334
Total Investments (cost
$989,072,575) 100.5% $1,169,192,150
Other Assets and Liabilities, Net
(0.5%) (5,948,905)
Total Net Assets 100.0% $1,163,243,245
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $11,423,600 or
1.0% of total net assets.
c All or a portion of the security is on loan.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 11,113,471
Total lending $11,113,471
Gross amount payable upon return of
collateral for securities loaned $11,485,239
Net amounts due to counterparty
$371,768
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 69,188,872 49,608,908 19,579,964 –
Consumer Discretionary 121,984,452 91,415,929 30,568,523 –
Consumer Staples 34,331,803 13,464,415 20,867,388 –
Energy 25,290,019 12,111,066 13,178,953 –
Financials 122,122,657 66,167,356 55,955,301 –
Health Care 149,245,943 97,158,074 52,087,869 –
Industrials 121,217,046 61,494,981 59,722,065 –
Information Technology 193,034,001 161,123,969 31,910,032 –
Materials 48,275,040 17,155,270 31,119,770 –
Real Estate 41,509,268 22,016,995 19,492,273 –
Utilities 9,460,210 7,571,243 1,888,967 –
Registered Investment Companies
Unaffiliated 25,089,441 25,089,441 – –
Short-Term Investments 26,897,347 – 26,897,347 –
Subtotal Investments in Securities $987,646,099 $624,377,647 $363,268,452 $–
Other Investments  * Total
Affiliated Short-Term Investments 140,796,987
Affiliated Registered Investment Companies 29,263,825
Collateral Held for Securities Loaned 11,485,239
Subtotal Other Investments $181,546,051
Total Investments at Value $1,169,192,150
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 458,766 458,766 – –
Total Asset Derivatives $458,766 $458,766 $– $–
Liability Derivatives
Futures Contracts 4,721,022 4,721,022 – –
Total Liability Derivatives $4,721,022 $4,721,022 $– $–

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$26,897,347 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 4 December 2020 $ 297,909 $ 2,971
CME E-mini S&P 500 Index 650 December 2020 109,493,417 (553,417)
CME E-mini S&P Mid-Cap 400 Index 2 December 2020 369,862 1,318
CME Euro Foreign Exchange Currency 435 December 2020 64,255,055 (443,274)
Eurex Euro STOXX 50 Index 1,748 December 2020 67,880,666 (2,708,022)
ICE US mini MSCI Emerging Markets Index 1,058 December 2020 58,597,959 (1,016,309)
Total Futures Long Contracts $ 300,894,868 ( $ 4,716,733)
CME E-mini Russell 2000 Index (879) December 2020 ( $ 66,183,792) $ 65,412
ICE mini MSCI EAFE Index (222) December 2020 (20,959,585) 389,065
Total Futures Short Contracts ( $ 87,143,377) $454,477
Total Futures Contracts $ 213,751,491 ($4,262,256)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $28,000 $– $29,264 2,869 2.5%
Total Affiliated Registered Investment
Companies
–
29,264 2.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 181,119 321,311 361,624 140,797 14,080 12.1
Total Affiliated Short-Term Investments
181,119
140,797 12.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,577 65,881 57,973 11,485 11,485 1.0
Total Collateral Held for Securities Loaned
3,577
11,485 1.0
Total Value
$184,696
$181,546
*   Non-income producing security.

Global Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Equity* $– $1,264 – $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (99) 90 – 1,235
Total Income/Non Income Cash from Affiliated
Investments $1,235
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total Value $(99) $1,354 $–
*   Non-income producing security.

Government Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.3% ) Value
Asset-Backed Securities (3.2%)
Arkansas Student Loan Authority
$ 1,482,899
1.150%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,472,252
Brazos Higher Education Authority,
Inc.
174,160
1.095%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
174,160
ECMC Group Student Loan Trust
1,100,000
1.510%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
1,099,999
Goodgreen
1,672,255
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,770,578
Nationstar HECM Loan Trust
1,100,000
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b,c
1,100,000
Navient Student Loan Trust
1,000,000
1.199%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
1,012,486
SLM Student Loan Trust
526,476
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
502,826
Total 7,132,301
Collateralized Mortgage Obligations (12.0%)
Federal Home Loan Mortgage
Corporation - REMIC
1,600,000
3.000%,  10/15/2034, Ser.
4369, Class GV 1,661,247
562,193
2.000%,  1/15/2041, Ser.
4074, Class JA 576,097
2,114,830
1.750%,  6/15/2042, Ser.
4097, Class QN 2,158,672
959,292
1.750%,  12/15/2042, Ser.
4141, Class KM 977,198
949,551
3.000%,  5/15/2045, Ser.
4631, Class PA 1,014,915
1,037,701
3.000%,  3/15/2047, Ser.
4734, Class JA 1,104,470
1,981,759
3.500%,  8/15/2047, Ser.
4860, Class CA 2,079,902
1,739,186
2.000%,  9/25/2049, Ser.
4906, Class KE 1,784,434
Federal National Mortgage
Association - REMIC
788,585
2.000%,  11/25/2032, Ser.
2012-123, Class BA 824,261
1,529,944
3.000%,  11/25/2037, Ser.
2013-88, Class EA 1,547,678
1,592,184
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 1,658,095
945,361
3.000%,  1/25/2043, Ser.
2013-114, Class AB 976,506
1,104,902
3.250%,  6/25/2043, Ser.
2013-60, Class PT 1,189,961
1,728,481
3.000%,  3/25/2046, Ser.
2016-66, Class PA 1,801,616
692,097
3.000%,  6/25/2046, Ser.
2017-58, Class P 741,038
Principal
Amount Long-Term Fixed Income (98.3%) Value
Collateralized Mortgage Obligations (12.0%) -
continued
$ 724,920
3.500%,  12/25/2047, Ser.
2018-41, Class PB $ 761,053
GMAC Mortgage Corporation
Loan Trust
33,178
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,d
36,975
IndyMac Seconds Asset-Backed
Trust
203,102
0.488%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
a,d
140,146
Seasoned Credit Risk Transfer
Trust
1,682,612
3.000%,  8/25/2056, Ser.
2017-2, Class HA
d
1,784,881
1,764,541
2.500%,  8/25/2059, Ser.
2020-1, Class MT
d
1,875,356
1,941,058
2.000%,  11/25/2059, Ser.
2020-2, Class MT
d
1,998,260
Wachovia Asset Securitization, Inc.
298,590
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,d
258,869
Total 26,951,630
Commercial Mortgage-Backed Securities (3.0%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,496,293
1.238%,  1/25/2035, Ser.
K-1516, Class A1
d
1,489,293
1,271,093
3.000%,  3/15/2045, Ser.
4741, Class GA 1,315,994
Federal National Mortgage
Association - ACES
863,360
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
871,093
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,397,923
FRESB Multifamily Mortgage Pass-
Through Trust
1,578,681
2.950%,  8/25/2027, Ser.
2017-SB40, Class A10F
a,d
1,667,592
Total 6,741,895
Energy (0.1%)
Petroleos Mexicanos
150,000 2.378%,  4/15/2025 156,259
Total 156,259
Financials (2.3%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
759,164
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
771,896
Oesterreichische Kontrollbank AG
2,000,000 2.875%,  9/7/2021 2,048,678
Preferred Term Securities XXIII,
Ltd.
42,333
0.450%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
34,902

Government Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.3%) Value
Financials (2.3%) - continued
Santander UK plc
$ 700,000 1.625%,  2/12/2023
b
$ 719,537
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
793,853
Total 5,128,030
Foreign Government (4.8%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,165,545
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
773,876
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,103,068
Jordan Government International
Bond
500,000 2.503%,  10/30/2020 500,848
Kommunalbanken AS
2,000,000 2.500%,  1/11/2023
b
2,098,520
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024 1,629,813
Province of Ontario Canada
1,000,000 3.400%,  10/17/2023 1,089,661
Province of Quebec
400,000 7.500%,  7/15/2023
e
475,799
Total 10,837,130
Mortgage-Backed Securities (26.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,729,398 3.000%,  2/1/2050 3,960,984
2,330,619 3.000%,  3/25/2050 2,443,856
2,518,533 3.000%,  4/1/2050 2,640,902
1,366,725 3.500%,  7/1/2047 1,446,148
Federal National Mortgage
Association
2,000,000 3.830%,  10/1/2028 2,293,902
1,155,299 3.500%,  10/1/2048 1,220,682
1,342,546 3.500%,  8/1/2049 1,421,602
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,000,000 1.500%,  10/1/2035
f
4,091,563
5,200,000 2.000%,  10/1/2035
f
5,403,125
2,730,000 2.500%,  10/1/2035
f
2,850,291
2,250,000 2.000%,  11/1/2035
f
2,336,999
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,100,000 2.000%,  10/1/2050
f
3,204,625
8,900,000 2.500%,  10/1/2050
f,g
9,334,570
6,120,000 2.000%,  11/1/2050
f,g
6,311,428
7,050,000 2.500%,  11/1/2050
f
7,379,022
689 8.000%,  4/1/2030 843
1,782,834 4.000%,  7/1/2048 1,901,535
Total 58,242,077
U.S. Government & Agencies (46.9%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 429,390
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,688,576
Principal
Amount Long-Term Fixed Income (98.3%) Value
U.S. Government & Agencies (46.9%) -
continued
Federal Home Loan Mortgage
Corporation
$ 1,000,000 0.250%,  8/24/2023 $ 1,000,087
Federal National Mortgage
Association
500,000 5.960%,  9/11/2028 694,500
1,000,000 0.875%,  8/5/2030 983,454
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,718,792
U.S. Treasury Bonds
25,000 1.375%,  8/15/2050 24,461
1,375,000 2.250%,  11/15/2027 1,545,693
300,000 5.500%,  8/15/2028 415,559
1,500,000 5.250%,  11/15/2028 2,063,262
9,375,000 2.625%,  2/15/2029 10,948,242
7,410,000 1.500%,  2/15/2030 7,992,380
630,000 1.125%,  5/15/2040 620,058
1,115,000 3.000%,  5/15/2042 1,482,166
4,180,000 2.500%,  5/15/2046 5,164,096
4,820,000 2.875%,  5/15/2049 6,453,340
U.S. Treasury Bonds, TIPS
2,100,480 0.500%,  1/15/2028 2,356,230
1,100,009 0.875%,  2/15/2047 1,458,816
U.S. Treasury Notes
5,095,000 1.125%,  8/31/2021 5,139,581
7,125,000 1.500%,  9/30/2021 7,220,186
7,000,000 1.125%,  2/28/2022 7,096,797
1,500,000 1.875%,  7/31/2022 1,547,695
225,000 2.000%,  11/30/2022 234,035
5,875,000 1.375%,  2/15/2023 6,045,283
275,000 2.750%,  7/31/2023 295,120
1,050,000 2.500%,  1/31/2024 1,130,883
250,000 2.125%,  7/31/2024 268,301
5,200,000 1.250%,  8/31/2024 5,409,422
6,850,000 2.250%,  11/15/2024 7,417,266
250,000 2.125%,  11/30/2024 269,619
2,950,000 1.375%,  1/31/2025 3,094,504
1,350,000 2.875%,  7/31/2025 1,518,644
2,275,000 2.625%,  1/31/2026 2,552,710
750,000 1.750%,  12/31/2026 812,754
3,750,000 0.500%,  4/30/2027 3,766,553
U.S. Treasury Notes, TIPS
2,978,645 0.125%,  10/15/2024 3,161,086
Total 105,019,541
Total Long-Term Fixed Income
(cost $210,113,211) 220,208,863
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
369,000 Thrivent Cash Management Trust 369,000
Total Collateral Held for
Securities Loaned
(cost $369,000) 369,000
Shares or
Principal
Amount Short-Term Investments ( 19.7% ) Value
Federal Agricultural Mortgage
Corporation Discount Notes
10,000,000 0.065%, 10/9/2020
h
9,999,867

Government Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (19.7%) Value
Federal Home Loan Bank Discount
Notes
300,000 0.070%, 10/14/2020
h,i
$ 299,993
400,000 0.070%, 11/18/2020
h,i
399,963
Thrivent Core Short-Term Reserve
Fund
3,349,786 0.310% 33,497,860
Total Short-Term Investments
(cost $44,167,467) 44,197,683
Total Investments (cost
$254,649,678) 118.2% $264,775,546
Other Assets and Liabilities, Net
(18.2%) (40,770,492)
Total Net Assets 100.0% $224,005,054
a Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $13,359,225 or
6.0% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes investments purchased on a when-issued or
delayed delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 356,849
Total lending $356,849
Gross amount payable upon return of
collateral for securities loaned $369,000
Net amounts due to counterparty
$12,151
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 7,132,301 – 6,032,301 1,100,000
Collateralized Mortgage Obligations 26,951,630 – 26,951,630 –
Commercial Mortgage-Backed Securities 6,741,895 – 6,741,895 –
Energy 156,259 – 156,259 –
Financials 5,128,030 – 5,128,030 –
Foreign Government 10,837,130 – 10,837,130 –
Mortgage-Backed Securities 58,242,077 – 58,242,077 –
U.S. Government & Agencies 105,019,541 – 105,019,541 –
Short-Term Investments 10,699,823 – 10,699,823 –
Subtotal Investments in Securities $230,908,686 $– $229,808,686 $1,100,000
Other Investments  * Total
Affiliated Short-Term Investments 33,497,860
Collateral Held for Securities Loaned 369,000
Subtotal Other Investments $33,866,860
Total Investments at Value $264,775,546
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,072 7,072 – –
Total Asset Derivatives $7,072 $7,072 $– $–
Liability Derivatives
Futures Contracts 277,667 277,667 – –
Call Options Written 25,571 – – 25,571
Total Liability Derivatives $303,238 $277,667 $– $25,571
The following table presents Government Bond Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$699,956 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 62 December 2020 $ 7,806,865 $ 7,072
CBOT U.S. Long Bond 42 December 2020 7,464,200 (60,388)
CME Ultra Long Term U.S. Treasury Bond 59 December 2020 13,263,808 (176,871)
Total Futures Long Contracts $ 28,534,873 ( $ 230,187)
CBOT 10-Yr. U.S. Treasury Note (47) December 2020 ( $ 6,550,497) ( $ 7,472)
CBOT 2-Yr. U.S. Treasury Note (40) December 2020 (8,834,252) (4,185)
Ultra 10-Yr. U.S. Treasury Note (73) December 2020 (11,645,546) (28,751)
Total Futures Short Contracts ( $ 27,030,295) ($40,408)
Total Futures Contracts $ 1,504,578 ($270,595)
The following table presents Government Bond Portfolio's options contracts held as of September 30, 2020.

Government Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.75) $ 104.88 October 2020 (1,835,449) ( $ 2,539) $ 4,570
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (3.30) 102.78
November
2020 (3,403,221) (23,032) (3,438)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($25,571) $1,132
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $32,356 $78,550 $77,387 $33,498 3,350 14.9%
Total Affiliated Short-Term Investments
32,356
33,498 14.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 5,532 5,163 369 369 0.2
Total Collateral Held for Securities Loaned
–
369 0.2
Total Value
$32,356
$33,867
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(51) $30 – $276
Total Income/Non Income Cash from Affiliated
Investments $276
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $(51) $30 $–

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.4% )
a
Value
Capital Goods (1.0%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 2,608,043
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
$ 2,443,424
Navistar, Inc., Term Loan
4,195,455
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
4,153,500
Vertiv Group Corporation, Term
Loan
2,024,825
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,990,403
Total 8,587,327
Communications Services (0.4%)
Windstream Services, LLC, Term
Loan
6,355,000
0.000%,  (PRIME + 5.000%),
3/30/2021
b,c
3,825,710
Total 3,825,710
Consumer Cyclical (0.9%)
Cengage Learning, Inc., Term
Loan
4,080,083
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
3,401,035
Golden Nugget, LLC, Term Loan
1,264,725
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
1,124,264
Staples, Inc., Term Loan
3,651,362
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
3,387,770
Total 7,913,069
Consumer Non-Cyclical (1.0%)
Bellring Brands, LLC, Term Loan
3,494,241
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
3,495,708
Chobani, LLC, Term Loan
3,042,632
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
3,004,599
Endo International plc, Term Loan
1,789,075
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
1,699,622
Total 8,199,929
Energy (0.1%)
Chesapeake Energy Corporation,
Term Loan
1,025,000
0.000%,  (LIBOR 1M +
8.000%), 6/23/2024
b,d,e,f
717,182
Total 717,182
Total Bank Loans
(cost $32,692,119) 29,243,217
Principal
Amount Long-Term Fixed Income ( 91.0% ) Value
Basic Materials (6.4%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,691,269
Big River Steel, LLC
1,540,000 6.625%,  1/31/2029
g
1,557,171
Cleveland-Cliffs, Inc.
4,255,000 5.750%,  3/1/2025
h
3,957,150
750,000 9.875%,  10/17/2025
g
837,187
Principal
Amount Long-Term Fixed Income (91.0%) Value
Basic Materials (6.4%) - continued
First Quantum Minerals, Ltd.
$ 4,245,000 7.250%,  4/1/2023
g
$ 4,239,694
2,140,000 6.875%,  3/1/2026
g
2,062,425
Freeport-McMoRan, Inc.
2,610,000 4.125%,  3/1/2028 2,642,625
3,390,000 4.250%,  3/1/2030 3,474,750
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
g
3,290,625
Krayton Polymers, LLC
2,675,000 7.000%,  4/15/2025
g
2,728,500
Mercer International, Inc.
1,370,000 7.375%,  1/15/2025 1,387,125
1,565,000 5.500%,  1/15/2026 1,502,400
Methanex Corporation
1,850,000 4.250%,  12/1/2024 1,854,625
2,560,000 5.125%,  10/15/2027 2,547,200
Midwest Vanadium, Pty. Ltd.
3,197,756 11.500%,  2/15/2018
*,c,i
7,994
Norbord, Inc.
1,570,000 5.750%,  7/15/2027
g
1,658,391
NOVA Chemicals Corporation
1,045,000 5.250%,  8/1/2023
g
1,029,325
Novelis Corporation
2,240,000 5.875%,  9/30/2026
g
2,301,600
2,090,000 4.750%,  1/30/2030
g
2,039,777
OCI NV
3,330,000 4.625%,  10/15/2025
e,g
3,330,000
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,610,224
3,195,000 5.000%,  2/1/2030 3,003,300
Peabody Securities Finance
Corporation
3,180,000 6.000%,  3/31/2022
g,h
1,844,400
Tronox Finance plc
3,210,000 5.750%,  10/1/2025
g
3,161,850
Total 54,759,607
Capital Goods (9.4%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,933,448
0.000%,PIK 1.500%,
4/26/2024
*,j
29,501
Advanced Disposal Services, Inc.
3,155,000 5.625%,  11/15/2024
g
3,249,650
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
g
2,758,800
AECOM
1,065,000 5.875%,  10/15/2024 1,152,751
3,195,000 5.125%,  3/15/2027 3,450,983
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
g
2,260,617
2,630,000 4.625%,  5/15/2030
g
2,715,475
Arconic, Inc.
1,605,000 5.900%,  2/1/2027 1,732,196
ARD Finance SA
2,100,000 6.500%,  6/30/2027
g
2,089,080
Ardagh Packaging Finance plc
5,295,000 5.250%,  8/15/2027
g
5,395,605
Berry Global, Inc.
1,740,000 4.500%,  2/15/2026
g
1,757,400
Berry Plastics Corporation
1,825,000 5.125%,  7/15/2023 1,852,557
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
g
2,212,431
2,050,000 7.875%,  4/15/2027
g
1,554,802

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.0%) Value
Capital Goods (9.4%) - continued
BWAY Holding Company
$ 3,205,000 7.250%,  4/15/2025
g
$ 3,016,706
Clean Harbors, Inc.
2,080,000 5.125%,  7/15/2029
g
2,256,530
Cornerstone Building Brands, Inc.
1,535,000 6.125%,  1/15/2029
g
1,550,350
Covanta Holding Corporation
1,060,000 6.000%,  1/1/2027 1,102,400
1,030,000 5.000%,  9/1/2030 1,039,579
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,816,305
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
g
3,203,029
1,300,000 7.875%,  7/15/2026
g
1,313,000
GFL Environmental, Inc.
1,926,000 7.000%,  6/1/2026
g,h
2,030,389
H&E Equipment Services, Inc.
1,951,000 5.625%,  9/1/2025 2,033,918
Jeld-Wen, Inc.
1,150,000 6.250%,  5/15/2025
g
1,224,750
2,670,000 4.875%,  12/15/2027
g
2,723,534
New Enterprise Stone & Lime
Company, Inc.
2,145,000 6.250%,  3/15/2026
g
2,209,350
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
g
3,223,500
Reynolds Group Issuer, Inc.
2,175,000 5.125%,  7/15/2023
g
2,202,188
TransDigm, Inc.
4,445,000 6.250%,  3/15/2026
g
4,660,805
U.S. Concrete, Inc.
2,560,000 5.125%,  3/1/2029
g
2,566,400
United Rentals North America, Inc.
4,240,000 5.875%,  9/15/2026 4,467,900
1,790,000 3.875%,  2/15/2031 1,816,850
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
g
1,402,464
Total 80,071,795
Communications Services (17.4%)
CCO Holdings, LLC
3,450,000 5.375%,  6/1/2029
g
3,738,937
3,940,000 4.750%,  3/1/2030
g
4,171,475
4,695,000 4.500%,  8/15/2030
g
4,929,961
3,000,000 4.250%,  2/1/2031
g
3,107,704
CCOH Safari, LLC
5,455,000 5.750%,  2/15/2026
g
5,673,200
Cengage Learning, Inc.
1,705,000 9.500%,  6/15/2024
g
1,125,300
CSC Holdings, LLC
5,590,000 6.500%,  2/1/2029
g
6,232,850
2,560,000 4.125%,  12/1/2030
g
2,609,280
9,500,000 4.625%,  12/1/2030
g
9,544,935
Cumulus Media New Holdings,
Inc.
2,555,000 6.750%,  7/1/2026
g
2,366,875
Embarq Corporation
5,325,000 7.995%,  6/1/2036 6,305,120
Entercom Media Corporation
3,585,000 6.500%,  5/1/2027
g
3,118,950
Front Range BidCo, Inc.
1,560,000 4.000%,  3/1/2027
g
1,535,391
2,080,000 6.125%,  3/1/2028
g
2,143,669
Principal
Amount Long-Term Fixed Income (91.0%) Value
Communications Services (17.4%) - continued
GCI, LLC
$ 3,210,000 4.750%,  10/15/2028
e,g
$ 3,250,157
LCPR Senior Secured Financing
DAC
2,500,000 6.750%,  10/15/2027
g
2,612,500
Level 3 Financing, Inc.
5,510,000 5.375%,  5/1/2025 5,675,989
1,700,000 5.250%,  3/15/2026 1,761,115
Lions Gate Capital Holdings, LLC
1,530,000 5.875%,  11/1/2024
g
1,503,225
Meredith Corporation
2,590,000 6.875%,  2/1/2026 2,162,650
Netflix, Inc.
3,075,000 4.875%,  4/15/2028 3,436,313
Nielsen Finance, LLC
1,795,000 5.625%,  10/1/2028
g
1,844,363
Qualitytech, LP
3,740,000 4.750%,  11/15/2025
g
3,879,128
Scripps Escrow, Inc.
2,310,000 5.875%,  7/15/2027
g
2,229,150
SFR Group SA
2,650,000 7.375%,  5/1/2026
g
2,776,935
Sinclair Television Group, Inc.
1,570,000 5.875%,  3/15/2026
g
1,546,450
770,000 5.125%,  2/15/2027
g
714,329
Sirius XM Radio, Inc.
2,000,000 4.625%,  7/15/2024
g
2,068,750
2,660,000 5.500%,  7/1/2029
g
2,860,032
5,115,000 4.125%,  7/1/2030
g
5,241,801
Sprint Capital Corporation
2,045,000 6.875%,  11/15/2028 2,546,710
1,795,000 8.750%,  3/15/2032 2,627,539
Sprint Corporation
2,685,000 7.250%,  9/15/2021 2,809,181
2,040,000 7.125%,  6/15/2024 2,347,244
8,240,000 7.625%,  2/15/2025 9,640,800
TEGNA, Inc.
3,075,000 4.625%,  3/15/2028
g
3,006,735
Terrier Media Buyer, Inc.
1,590,000 8.875%,  12/15/2027
g
1,601,925
United States Cellular Corporation
2,746,000 6.700%,  12/15/2033 3,539,470
Univision Communications, Inc.
3,580,000 6.625%,  6/1/2027
g
3,494,975
VeriSign, Inc.
2,630,000 4.750%,  7/15/2027 2,787,800
VTR Comunicaciones SPA
1,020,000 5.125%,  1/15/2028
g
1,054,578
YPSO Finance BIS SA
2,660,000 10.500%,  5/15/2027
g
2,955,925
Ziggo Bond Company BV
1,765,000 5.125%,  2/28/2030
g
1,789,057
Ziggo BV
3,585,000 5.500%,  1/15/2027
g
3,755,288
3,475,000 4.875%,  1/15/2030
g
3,596,625
Total 147,720,386
Consumer Cyclical (15.7%)
1011778 B.C., ULC
3,690,000 4.375%,  1/15/2028
g
3,763,062
Allied Universal Holdco, LLC
1,535,000 6.625%,  7/15/2026
g
1,634,775
Allison Transmission, Inc.
3,835,000 5.000%,  10/1/2024
g
3,873,580

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.0%) Value
Consumer Cyclical (15.7%) - continued
Brookfield Residential Properties,
Inc.
$ 3,440,000 6.250%,  9/15/2027
g
$ 3,468,982
Carnival Corporation
260,000 10.500%,  2/1/2026
g
287,950
Cedar Fair, LP
1,600,000 5.250%,  7/15/2029 1,519,008
Colt Merger Sub, Inc.
5,110,000 6.250%,  7/1/2025
g
5,327,175
Dana Financing Luxembourg
SARL
3,925,000 6.500%,  6/1/2026
g
4,091,812
Expedia Group, Inc.
1,700,000 6.250%,  5/1/2025
g
1,873,332
Ford Motor Company
1,000,000 9.625%,  4/22/2030
h
1,291,250
4,095,000 7.450%,  7/16/2031 4,696,187
Ford Motor Credit Company, LLC
7,165,000 5.125%,  6/16/2025 7,388,906
2,610,000 4.134%,  8/4/2025 2,584,983
Hanesbrands, Inc.
4,145,000 4.875%,  5/15/2026
g
4,424,787
Herc Holdings, Inc.
4,830,000 5.500%,  7/15/2027
g
4,997,359
Hertz Corporation
1,548,000 7.625%,  6/1/2022
c,g,i
1,424,160
Hilton Domestic Operating
Company, Inc.
2,050,000 4.875%,  1/15/2030 2,111,500
Hilton Escrow Issuer, LLC
2,090,000 4.250%,  9/1/2024 2,095,225
International Game Technology plc
1,600,000 6.250%,  1/15/2027
g
1,714,048
575,000 5.250%,  1/15/2029
g
581,469
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
g
2,669,947
KB Home
2,130,000 6.875%,  6/15/2027 2,513,400
2,110,000 4.800%,  11/15/2029 2,326,275
L Brands, Inc.
1,280,000 6.875%,  7/1/2025
g
1,382,400
1,795,000 6.625%,  10/1/2030
g
1,826,412
Landry's, Inc.
1,460,000 6.750%,  10/15/2024
g
1,219,100
Lennar Corporation
1,525,000 4.500%,  4/30/2024 1,635,562
1,590,000 4.750%,  5/30/2025 1,735,298
3,165,000 4.750%,  11/29/2027 3,613,639
Levi Strauss & Company
2,000,000 5.000%,  5/1/2025 2,046,250
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
g
3,786,337
1,300,000 4.625%,  3/1/2030
g
1,316,380
New Red Finance, Inc.
2,410,000 5.000%,  10/15/2025
g
2,471,118
2,300,000 4.000%,  10/15/2030
e,g
2,317,733
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
g
3,402,675
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
g
5,100,943
3,905,000 3.375%,  8/31/2027
g
3,753,681
1,050,000 6.250%,  1/15/2028
g
1,063,125
Royal Caribbean Cruises, Ltd.
1,025,000 9.125%,  6/15/2023
g
1,086,500
Principal
Amount Long-Term Fixed Income (91.0%) Value
Consumer Cyclical (15.7%) - continued
Scientific Games International, Inc.
$ 2,650,000 5.000%,  10/15/2025
g
$ 2,666,563
2,300,000 7.250%,  11/15/2029
g
2,334,500
SeaWorld Parks and
Entertainment, Inc.
2,050,000 9.500%,  8/1/2025
g
2,116,584
Service Corporation International
1,030,000 3.375%,  8/15/2030 1,031,288
Service Properties Trust
3,075,000 7.500%,  9/15/2025 3,270,624
ServiceMaster Company, LLC
2,560,000 5.125%,  11/15/2024
g
2,617,600
Six Flags Entertainment
Corporation
1,535,000 4.875%,  7/31/2024
g
1,443,975
Six Flags Theme Parks, Inc.
1,000,000 7.000%,  7/1/2025
g
1,063,750
Staples, Inc.
1,855,000 7.500%,  4/15/2026
g
1,709,308
Stars Group Holdings BV
2,550,000 7.000%,  7/15/2026
g,h
2,709,375
Uber Technologies, Inc.
1,540,000 6.250%,  1/15/2028
g
1,580,425
Wyndham Destinations, Inc.
1,790,000 6.625%,  7/31/2026
g
1,875,222
Wyndham Hotels & Resorts, Inc.
1,540,000 4.375%,  8/15/2028
g
1,493,800
Yum! Brands, Inc.
2,090,000 5.250%,  6/1/2026
g
2,171,510
720,000 4.750%,  1/15/2030
g
775,800
Total 133,276,649
Consumer Non-Cyclical (14.2%)
Air Medical Merger Sub
Corporation
3,190,000 6.375%,  5/15/2023
g
3,190,000
Albertson's Companies, Inc.
1,540,000 7.500%,  3/15/2026
g
1,689,442
1,930,000 4.625%,  1/15/2027
g
1,974,757
4,410,000 5.875%,  2/15/2028
g
4,707,675
4,400,000 3.500%,  3/15/2029
g
4,270,750
Bausch Health Companies, Inc.
3,415,000 5.000%,  1/30/2028
g
3,316,819
2,125,000 7.250%,  5/30/2029
g
2,287,031
625,000 5.250%,  1/30/2030
g
615,787
Centene Corporation
2,130,000 5.375%,  6/1/2026
g
2,248,151
1,150,000 4.250%,  12/15/2027 1,203,394
1,795,000 4.625%,  12/15/2029 1,936,195
2,310,000 3.375%,  2/15/2030 2,396,625
Cooke Omega Investments, Inc.
2,555,000 8.500%,  12/15/2022
g
2,638,037
DaVita, Inc.
4,090,000 4.625%,  6/1/2030
g
4,197,976
2,050,000 3.750%,  2/15/2031
g
1,975,278
Dole Food Company, Inc.
3,064,000 7.250%,  6/15/2025
g
3,048,680
Edgewell Personal Care Company
1,540,000 5.500%,  6/1/2028
g
1,620,434
Encompass Health Corporation
3,415,000 4.500%,  2/1/2028 3,432,075
Energizer Holdings, Inc.
3,690,000 4.750%,  6/15/2028
g
3,818,781
HCA, Inc.
3,705,000 5.375%,  2/1/2025 4,056,975

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.0%) Value
Consumer Non-Cyclical (14.2%) - continued
$ 2,130,000 5.875%,  2/1/2029 $ 2,481,450
Herbalife Nutrition, Ltd.
3,580,000 7.875%,  9/1/2025
g
3,844,025
Illumina, Inc.
2,565,000 9.000%,  7/1/2028
g
2,750,963
JBS Investments II GmbH
2,560,000 5.750%,  1/15/2028
g
2,662,400
JBS USA, LLC
3,100,000 5.500%,  1/15/2030
g
3,379,000
Kraft Heinz Foods Company
2,880,000 3.875%,  5/15/2027
g
3,067,776
2,610,000 3.750%,  4/1/2030
g
2,755,190
2,560,000 4.875%,  10/1/2049
g
2,696,216
Mattel, Inc.
2,085,000 5.875%,  12/15/2027
g
2,243,981
Molina Healthcare, Inc.
1,430,000 4.375%,  6/15/2028
g
1,459,315
MPH Acquisition Holdings, LLC
4,190,000 7.125%,  6/1/2024
g,h
4,305,225
Ortho-Clinical Diagnostics, Inc.
2,620,000 7.250%,  2/1/2028
g
2,724,800
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
g
2,776,352
Pilgrim's Pride Corporation
3,215,000 5.750%,  3/15/2025
g
3,275,281
Simmons Foods, Inc.
1,855,000 5.750%,  11/1/2024
g
1,856,929
Spectrum Brands, Inc.
3,500,000 5.750%,  7/15/2025 3,608,500
930,000 5.000%,  10/1/2029
g
964,875
770,000 5.500%,  7/15/2030
g
812,350
Tenet Healthcare Corporation
7,930,000 4.875%,  1/1/2026
g
8,048,950
4,240,000 5.125%,  11/1/2027
g
4,361,264
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,598,963
VRX Escrow Corporation
3,225,000 6.125%,  4/15/2025
g
3,301,594
Total 120,600,261
Energy (9.7%)
Antero Resources Corporation
1,660,000 5.625%,  6/1/2023
h
1,203,500
Apache Corporation
390,000 4.625%,  11/15/2025 371,719
1,535,000 4.375%,  10/15/2028
h
1,404,525
2,300,000 5.100%,  9/1/2040 2,067,470
Boardwalk Pipelines, LP
3,177,000 5.950%,  6/1/2026 3,698,067
Buckeye Partners, LP
4,265,000 4.125%,  12/1/2027 4,041,087
1,570,000 4.500%,  3/1/2028
g
1,513,087
California Resources Corporation
4,790,000 8.000%,  12/15/2022
*,c,i
59,875
Cenovus Energy, Inc.
1,280,000 5.375%,  7/15/2025 1,231,678
Centennial Resource Production,
LLC
4,020,000 5.375%,  1/15/2026
g
1,608,000
Cheniere Energy Partners, LP
2,705,000 5.625%,  10/1/2026 2,813,200
5,785,000 4.500%,  10/1/2029 5,932,517
Comstock Resources, Inc.
1,540,000 9.750%,  8/15/2026 1,578,808
Principal
Amount Long-Term Fixed Income (91.0%) Value
Energy (9.7%) - continued
CrownRock Finance, Inc.
$ 1,790,000 5.625%,  10/15/2025
g
$ 1,687,075
Enagas SA
4,285,000 5.500%,  1/15/2028
g
3,856,500
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
g
1,048,050
1,020,000 5.750%,  1/30/2028
g
1,025,100
EnLink Midstream Partners, LP
2,805,000 5.600%,  4/1/2044 1,802,213
EQM Midstream Partners LP
1,790,000 6.000%,  7/1/2025
g
1,845,937
EQM Midstream Partners, LP
3,675,000 4.125%,  12/1/2026 3,492,610
Harvest Midstream, LP
2,150,000 7.500%,  9/1/2028
g
2,139,250
MEG Energy Corporation
1,280,000 6.500%,  1/15/2025
g
1,255,578
Murphy Oil Corporation
1,535,000 5.875%,  12/1/2027 1,310,951
Nabors Industries, Ltd.
2,300,000 7.250%,  1/15/2026
g
1,132,750
Noble Holding International, Ltd.
3,210,000 7.750%,  1/15/2024
c,i
16,050
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 531,892
770,000 6.375%,  10/1/2030 798,875
Occidental Petroleum Corporation
823,000 2.700%,  8/15/2022 768,987
1,790,000 2.700%,  2/15/2023 1,637,850
1,550,000 2.900%,  8/15/2024 1,315,067
1,150,000 3.500%,  6/15/2025 954,500
2,045,000 8.000%,  7/15/2025
h
2,057,740
2,045,000 8.875%,  7/15/2030 2,106,350
2,555,000 4.300%,  8/15/2039 1,771,024
1,000,000 4.625%,  6/15/2045 722,620
2,555,000 4.400%,  4/15/2046 1,822,903
Pacific Drilling First Lien Escrow
Issuer, Ltd.
2,115,000 8.375%,  10/1/2023
g
338,400
Pacific Drilling Second Lien
Escrow Issuer, Ltd.
596,442
0.000%,PIK 12.000%,
4/1/2024
g,j
5,964
Parsley Energy, LLC
3,200,000 5.625%,  10/15/2027
g
3,184,000
Precision Drilling Corporation
1,180,000 7.750%,  12/15/2023 896,800
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
c,i,k
4
Southwestern Energy Company
2,145,000 7.500%,  4/1/2026
h
2,096,738
Sunoco, LP
1,565,000 4.875%,  1/15/2023 1,572,825
1,090,000 5.500%,  2/15/2026 1,088,638
Targa Resources Partners, LP
1,060,000 5.125%,  2/1/2025 1,057,350
1,075,000 5.000%,  1/15/2028 1,048,125
2,560,000 4.875%,  2/1/2031
g
2,479,168
Transocean Pontus, Ltd.
417,300 6.125%,  8/1/2025
g
373,484
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
g
1,214,800
Valaris plc
3,745,000 4.750%,  1/15/2024
c,i
267,224

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.0%) Value
Energy (9.7%) - continued
W&T Offshore, Inc.
$ 1,790,000 9.750%,  11/1/2023
g
$ 1,232,701
WPX Energy, Inc.
930,000 5.250%,  10/15/2027 943,950
2,430,000 4.500%,  1/15/2030 2,399,625
Total 82,823,201
Financials (7.9%)
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025 4,490,313
CIT Group, Inc.
1,429,000 5.000%,  8/15/2022 1,473,656
1,251,000 5.000%,  8/1/2023 1,297,912
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
g
1,568,987
2,020,000 6.625%,  3/15/2026 2,085,650
Drawbridge Special Opportunities
Fund, LP
3,785,000 5.000%,  8/1/2021
g
3,831,955
ESH Hospitality, Inc.
2,560,000 4.625%,  10/1/2027
g
2,512,051
Global Aircraft Leasing Company,
Ltd.
2,652,800
0.000%,PIK 7.250%,
9/15/2024
g,j
1,478,936
Icahn Enterprises, LP
2,650,000 4.750%,  9/15/2024 2,683,125
2,520,000 6.250%,  5/15/2026 2,627,100
3,155,000 5.250%,  5/15/2027 3,286,879
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,532,125
MPT Operating Partnership, LP
890,000 5.500%,  5/1/2024 901,125
2,100,000 5.250%,  8/1/2026 2,163,000
1,340,000 5.000%,  10/15/2027 1,397,218
2,650,000 4.625%,  8/1/2029 2,757,245
Park Aerospace Holdings, Ltd.
4,285,000 4.500%,  3/15/2023
g
4,250,879
Quicken Loans, Inc.
4,015,000 5.750%,  5/1/2025
g
4,133,443
Royal Bank of Scotland Group plc
3,100,000 5.125%,  5/28/2024 3,403,073
Service Properties Trust
1,025,000 4.500%,  6/15/2023 1,005,586
Springleaf Finance Corporation
835,000 6.125%,  3/15/2024 874,663
730,000 6.875%,  3/15/2025 810,063
780,000 7.125%,  3/15/2026 871,416
2,090,000 6.625%,  1/15/2028 2,319,482
Synchrony Financial
4,280,000 3.950%,  12/1/2027 4,603,505
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
g
1,097,604
530,000 8.500%,  8/15/2027
g
571,459
VICI Properties, LP / VICI Note
Company, Inc.
1,050,000 4.250%,  12/1/2026
g
1,054,883
2,090,000 3.750%,  2/15/2027
g
2,055,055
1,050,000 4.625%,  12/1/2029
g
1,072,507
2,090,000 4.125%,  8/15/2030
g
2,058,650
Total 67,269,545
Principal
Amount Long-Term Fixed Income (91.0%) Value
Technology (5.1%)
Black Knight InfoServ, LLC
$ 770,000 3.625%,  9/1/2028
g
$ 778,181
CDW, LLC
500,000 4.125%,  5/1/2025 514,670
CommScope Technologies
Finance, LLC
1,951,000 6.000%,  6/15/2025
g
1,977,436
CommScope, Inc.
2,615,000 5.500%,  3/1/2024
g
2,687,096
1,530,000 7.125%,  7/1/2028
g
1,572,075
Diamond Finance Corporation
4,795,000 7.125%,  6/15/2024
g
4,988,238
Diamond Sports Group, LLC
2,390,000 5.375%,  8/15/2026
g
1,690,925
4,470,000 6.625%,  8/15/2027
g
2,324,400
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
g
3,899,481
640,000 5.000%,  7/15/2028
g
655,987
1,020,000 5.250%,  7/15/2030
g
1,063,350
NCR Corporation
2,090,000 8.125%,  4/15/2025
g
2,309,972
4,240,000 5.750%,  9/1/2027
g
4,432,878
Plantronics, Inc.
2,390,000 5.500%,  5/31/2023
g
2,127,100
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
g
544,700
PTC, Inc.
390,000 3.625%,  2/15/2025
g
395,850
1,045,000 4.000%,  2/15/2028
g
1,074,077
Qorvo, Inc.
2,615,000 4.375%,  10/15/2029 2,778,438
510,000 3.375%,  4/1/2031
g
518,734
Seagate HDD Cayman
1,201,000 4.091%,  6/1/2029
g
1,298,058
SS&C Technologies, Inc.
3,200,000 5.500%,  9/30/2027
g
3,400,704
Switch, Ltd.
2,690,000 3.750%,  9/15/2028
g
2,716,900
Total 43,749,250
Transportation (1.9%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
b
2,024,379
Delta Air Lines, Inc.
2,810,000 7.000%,  5/1/2025
g
3,084,874
1,540,000 4.750%,  10/20/2028
g
1,597,750
Mileage Plus Holdings, LLC
1,660,000 6.500%,  6/20/2027
g
1,728,475
Spirit Loyalty Cayman, Ltd.
750,000 8.000%,  9/20/2025
g
794,640
XPO Logistics, Inc.
2,670,000 6.125%,  9/1/2023
g
2,725,202
2,130,000 6.750%,  8/15/2024
g
2,256,096
1,800,000 6.250%,  5/1/2025
g
1,917,000
Total 16,128,416
Utilities (3.3%)
Calpine Corporation
4,305,000 4.500%,  2/15/2028
g
4,408,923
DCP Midstream Operating, LP
1,315,000 8.125%,  8/16/2030 1,486,594
GFL Environmental, Inc.
636,000 8.500%,  5/1/2027
g
690,060

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (91.0%) Value
Utilities (3.3%) - continued
NextEra Energy Operating
Partners, LP
$ 5,290,000 3.875%,  10/15/2026
g
$ 5,475,150
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,787,974
1,330,000 5.250%,  6/15/2029
g
1,446,375
PG&E Corporation
770,000 5.000%,  7/1/2028 746,900
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,270,881
Talen Energy Supply, LLC
2,140,000 6.500%,  6/1/2025 1,399,036
1,590,000 7.250%,  5/15/2027
g
1,584,626
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
g
2,706,550
TerraForm Power Operating, LLC
2,940,000 5.000%,  1/31/2028
g
3,218,344
Total 28,221,413
Total Long-Term Fixed Income
(cost $781,654,551) 774,620,523
Shares
Collateral Held for Securities
Loaned ( 1.7% ) Value
14,466,480 Thrivent Cash Management Trust 14,466,480
Total Collateral Held for
Securities Loaned
(cost $14,466,480) 14,466,480
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
h,l
2,430,532
520 Bank of America Corporation,
Convertible, 7.250%
l
773,760
60,760 J.P. Morgan Chase & Company,
4.750%
l
1,607,710
1,524 Wells Fargo & Company,
Convertible, 7.500%
l
2,045,284
Total 6,857,286
Total Preferred Stock
(cost $6,363,091) 6,857,286
Shares Common Stock ( 0.1% ) Value
Communications Services (0.1%)
79,027 Windstream Services, LLC
Rights
k,m
749,966
Total 749,966
Energy (<0.1%)
1,094 Vantage Drilling International
m
1,368
Total 1,368
Total Common Stock
(cost $762,034) 751,334
Shares or
Principal
Amount Short-Term Investments ( 4.7% ) Value
Thrivent Core Short-Term Reserve
Fund
3,938,935 0.310% 39,389,354
Shares or
Principal
Amount Short-Term Investments (4.7%) Value
U.S. Treasury Bills
800,000 0.103%, 11/19/2020
n,o
$ 799,902
100,000 0.085%, 12/3/2020
n,o
99,983
Total Short-Term Investments
(cost $40,267,427) 40,289,239
Total Investments (cost
$876,205,702) 101.7% $866,228,079
Other Assets and Liabilities, Net
(1.7%) (14,678,786)
Total Net Assets 100.0% $851,549,293
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c In bankruptcy.  Interest is not being accrued.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $507,758,053 or
59.6% of total net assets.
h All or a portion of the security is on loan.
i Defaulted security.  Interest is not being accrued.
j Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2020.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of September 30, 2020 was $97,370 or 0.0% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2020.

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 533,509
California Resources
Corporation, 12/15/2022 2/21/2017 4,452,601
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 13,235,568
Common Stock 406,720
Total lending $13,642,288
Gross amount payable upon return of
collateral for securities loaned $14,466,480
Net amounts due to counterparty
$824,192
Definitions:
PIK - Payment-In-Kind
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 8,587,327 – 8,587,327 –
Communications Services 3,825,710 – 3,825,710 –
Consumer Cyclical 7,913,069 – 7,913,069 –
Consumer Non-Cyclical 8,199,929 – 8,199,929 –
Energy 717,182 – 717,182 –
Long-Term Fixed Income
Basic Materials 54,759,607 – 54,759,607 –
Capital Goods 80,071,795 – 80,071,795 –
Communications Services 147,720,386 – 147,720,386 –
Consumer Cyclical 133,276,649 – 133,276,649 –
Consumer Non-Cyclical 120,600,261 – 120,600,261 –
Energy 82,823,201 – 82,823,197 4
Financials 67,269,545 – 67,269,545 –
Technology 43,749,250 – 43,749,250 –
Transportation 16,128,416 – 16,128,416 –
Utilities 28,221,413 – 28,221,413 –
Preferred Stock
Financials 6,857,286 6,857,286 – –
Common Stock
Communications Services 749,966 – – 749,966
Energy 1,368 1,368 – –
Short-Term Investments 899,885 – 899,885 –
Subtotal Investments in Securities $812,372,245 $6,858,654 $804,763,621 $749,970
Other Investments  * Total
Affiliated Short-Term Investments 39,389,354
Collateral Held for Securities Loaned 14,466,480
Subtotal Other Investments $53,855,834
Total Investments at Value $866,228,079
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Credit Default Swaps 6,863 – 6,863 –
Total Liability Derivatives $6,863 $– $6,863 $–
The following table presents High Yield Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $899,885 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 10,300,000 $ – ( $ 6,863) ( $ 6,863)
Total Credit Default Swaps $– ($6,863) ($6,863)
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $28,490 $197,405 $186,460 $39,389 3,939 4.6%
Total Affiliated Short-Term Investments
28,490
39,389 4.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,377 104,709 106,620 14,466 14,466 1.7
Total Collateral Held for Securities Loaned
16,377
14,466 1.7
Total Value
$44,867
$53,855
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(68) $22 – $259
Total Income/Non Income Cash from Affiliated
Investments $259
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 120
Total Affiliated Income from Securities Loaned, Net $120

High Yield Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Total Value $(68) $22 $–

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.6% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 97,750
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 93,742
Total 93,742
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
426,389
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
425,323
GFL Environmental, Inc., Term
Loan
531,437
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
528,514
Total 953,837
Communications Services (0.2%)
Altice France SA, Term Loan
193,500
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
184,297
Coral-US Co-Borrower, LLC, Term
Loan
420,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
405,729
GCI, LLC, Term Loan
750,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
744,375
HCP Acquisition, LLC, Term Loan
349,029
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
346,485
Radiate Holdco, LLC, Term Loan
620,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,c,d
608,375
TNS, Inc., Term Loan
344,900
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
341,882
Virgin Media Bristol, LLC, Term
Loan
490,000
2.652%,  (LIBOR 1M +
2.500%), 1/31/2028
b
474,893
WideOpenWest Finance, LLC,
Term Loan
125,464
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
123,366
Windstream Services, LLC, Term
Loan
248,097
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
149,354
Total 3,378,756
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
593,475
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
567,510
LCPR Loan Financing, LLC, Term
Loan
465,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
464,033
Scientific Games International,
Inc., Term Loan
877,500
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
823,630
Principal
Amount Bank Loans (0.6%)
a
Value
Consumer Cyclical (0.1%) - continued
Stars Group Holdings BV, Term
Loan
$ 101,983
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
$ 101,637
Total 1,956,810
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
308,249
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
301,764
Endo International plc, Term Loan
210,514
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
199,988
Global Medical Response, Inc.,
Term Loan
500,941
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
499,142
189,637
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
183,317
555,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,c,d
541,991
JBS USA LUX SA, Term Loan
252,437
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
245,243
MPH Acquisition Holdings, LLC,
Term Loan
405,308
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
398,361
Sotera Health Holdings, LLC, Term
Loan
139,300
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
138,603
Total 2,508,409
Financials (<0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
164,850
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
160,019
BPR Nimbus, LLC, Term Loan
187,667
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
151,609
Tronox Finance, LLC, Term Loan
611,332
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
600,853
Vericast Corporation, Term Loan
48,480
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,c,d
39,505
Total 951,986
Technology (0.1%)
Prime Security Services Borrower,
LLC, Term Loan
490,050
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
485,061
Rackspace Technology Global,
Inc., Term Loan
527,591
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
516,976
Total 1,002,037
Total Bank Loans
(cost $11,171,610) 10,845,577

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 94.7% ) Value
Asset-Backed Securities (2.0%)
522 Funding CLO, Ltd.
$ 3,200,000
4.098%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,d,g
$ 3,200,000
Goldentree Loan Management,
Ltd.
2,100,000
2.308%,  (LIBOR 3M +
1.900%), 4/20/2031, Ser.
2020-7A, Class A
b,g
2,108,184
Magnetite XII, Ltd.
3,200,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,g
3,165,120
Neuberger Berman CLO XIV, Ltd.
3,200,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,g
3,168,026
Octagon Credit Partners 46, Ltd.
3,200,000
2.449%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,g
3,206,246
Octagon Investment Partners 31,
LLC
2,000,000
3.972%,  (LIBOR 3M +
3.700%), 7/20/2030, Ser.
2017-1A, Class D
b,g
1,915,154
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,g
2,553,125
Palmer Square CLO, Ltd.
3,200,000
2.295%,  (LIBOR 3M +
2.000%), 4/20/2029, Ser.
2020-1A, Class A1
b,g
3,210,678
Palmer Square Loan Funding, Ltd.
4,700,000
2.548%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,d,g
4,700,000
Shackleton CLO, Ltd.
2,150,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,g
2,113,398
Sound Point CLO X, Ltd.
3,200,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
3,060,154
THL Credit Wind River CLO, Ltd.
4,325,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
4,074,526
Total 36,474,611
Basic Materials (2.9%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
g
250,128
Alcoa, Inc.
640,000 5.125%,  10/1/2024 674,400
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
g
3,440,187
2,550,000 4.750%,  4/10/2027
g
2,928,535
Cleveland-Cliffs, Inc.
440,000 5.750%,  3/1/2025
h
409,200
85,000 9.875%,  10/17/2025
g
94,881
Principal
Amount Long-Term Fixed Income (94.7%) Value
Basic Materials (2.9%) - continued
Freeport-McMoRan, Inc.
$ 320,000 4.125%,  3/1/2028 $ 324,000
Glencore Funding, LLC
3,180,000 4.125%,  5/30/2023
g
3,409,246
2,880,000 4.000%,  3/27/2027
g
3,143,485
3,200,000 2.500%,  9/1/2030
g
3,110,394
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 729,810
3,980,000 4.500%,  7/15/2027 4,511,954
LyondellBasell Industries NV
1,900,000 6.000%,  11/15/2021 1,988,259
Methanex Corporation
390,000 5.250%,  12/15/2029 385,613
Mosaic Company
3,100,000 4.875%,  11/15/2041 3,246,268
Novelis Corporation
640,000 5.875%,  9/30/2026
g
657,600
OCI NV
320,000 4.625%,  10/15/2025
d,g
320,000
Steel Dynamics, Inc.
1,900,000 3.250%,  1/15/2031 2,031,590
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
g
3,353,038
3,100,000 5.182%,  4/24/2028
g
3,412,009
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 3,905,667
Tronox Finance plc
640,000 5.750%,  10/1/2025
g
630,400
Vale Overseas, Ltd.
1,920,000 6.250%,  8/10/2026 2,270,400
3,000,000 3.750%,  7/8/2030 3,087,000
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,514,316
WestRock Company
1,270,000 3.750%,  3/15/2025 1,419,358
Total 53,247,738
Capital Goods (2.8%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
g
276,593
BAE Systems plc
3,050,000 3.400%,  4/15/2030
g
3,412,953
2,600,000 1.900%,  2/15/2031
g
2,573,228
Carrier Global Corporation
2,550,000 2.700%,  2/15/2031
g
2,654,733
CNH Industrial Capital, LLC
2,560,000 4.875%,  4/1/2021 2,609,395
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,766,259
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 760,883
General Electric Company
5,200,000 5.000%,  1/21/2021
b,i
4,143,170
2,550,000 3.450%,  5/1/2027 2,695,412
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025
g
2,087,300
John Deere Capital Corporation
3,250,000 1.750%,  3/9/2027 3,395,335
L3Harris Technologies, Inc.
1,280,000 4.950%,  2/15/2021 1,286,972
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,526,789
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
g
472,500

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Capital Goods (2.8%) - continued
Parker-Hannifin Corporation
$ 3,250,000 4.000%,  6/14/2049 $ 3,899,851
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,584,543
Spirit AeroSystems, Inc.
3,200,000
1.050%,  (LIBOR 3M +
0.800%), 6/15/2021
b
3,027,074
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,391,816
630,000 3.875%,  3/1/2025 690,233
2,560,000 3.650%,  3/15/2027 2,793,241
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 654,400
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,188,374
1,925,000 4.450%,  11/16/2038 2,366,521
Total 51,257,575
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
132,711
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,j
147,897
IndyMac Seconds Asset-Backed
Trust
304,653
0.488%,  (LIBOR 1M +
0.340%), 10/25/2036, Ser.
2006-2B, Class A
b,j
210,219
Wachovia Mortgage Loan Trust,
LLC
389,758
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
b
385,653
Total 743,769
Communications Services (8.6%)
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,794,477
3,100,000 1.875%,  10/15/2030 3,053,106
AT&T, Inc.
5,208,000 3.650%,  9/15/2059
g
5,029,211
5,120,000 4.250%,  3/1/2027 5,941,835
2,643,000 4.300%,  2/15/2030 3,129,180
3,250,000 2.750%,  6/1/2031 3,417,352
3,190,000 4.300%,  12/15/2042 3,594,870
4,650,000 3.100%,  2/1/2043 4,536,345
3,200,000 4.500%,  3/9/2048 3,653,276
British Telecommunications plc
3,200,000 4.500%,  12/4/2023 3,540,801
CCO Holdings, LLC
380,000 5.500%,  5/1/2026
g
396,150
640,000 4.750%,  3/1/2030
g
677,600
260,000 4.500%,  8/15/2030
g
273,012
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 5,143,250
3,300,000 4.908%,  7/23/2025 3,814,371
2,450,000 6.384%,  10/23/2035 3,340,467
4,925,000 6.484%,  10/23/2045 6,565,083
Comcast Corporation
1,920,000 3.375%,  8/15/2025 2,140,178
3,200,000 3.300%,  4/1/2027 3,619,946
605,000 6.400%,  5/15/2038 914,635
3,150,000 4.600%,  10/15/2038 4,010,474
3,150,000 3.750%,  4/1/2040 3,674,552
Principal
Amount Long-Term Fixed Income (94.7%) Value
Communications Services (8.6%) - continued
$ 3,200,000 4.650%,  7/15/2042 $ 4,168,457
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
g
3,557,614
560,000 4.800%,  2/1/2035
g
703,698
2,405,000 4.700%,  12/15/2042
g
2,971,406
Crown Castle International
Corporation
4,160,000 5.250%,  1/15/2023 4,570,860
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
g
509,625
Discovery Communications, LLC
4,500,000 4.650%,  5/15/2050 5,131,115
1,600,000 4.900%,  3/11/2026 1,869,101
Fox Corporation
3,200,000 5.476%,  1/25/2039 4,273,801
Front Range BidCo, Inc.
320,000 4.000%,  3/1/2027
g
314,952
GCI, LLC
100,000 4.750%,  10/15/2028
d,g
101,251
iHeartCommunications, Inc.
180,000 4.750%,  1/15/2028
g
169,641
Level 3 Financing, Inc.
640,000 5.250%,  3/15/2026 663,008
Meredith Corporation
150,000 6.500%,  7/1/2025
g
154,500
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
g
671,328
Nielsen Finance, LLC
150,000 5.625%,  10/1/2028
g
154,125
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 1,033,965
1,300,000 4.200%,  6/1/2030 1,520,883
SFR Group SA
320,000 7.375%,  5/1/2026
g
335,328
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
g
630,400
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
g
655,866
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 286,427
Sprint Corporation
5,530,000 7.125%,  6/15/2024 6,362,873
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 2,021,217
T-Mobile USA, Inc.
360,000 4.500%,  2/1/2026 370,944
6,450,000 3.750%,  4/15/2027
g
7,221,033
1,250,000 2.550%,  2/15/2031
d,g
1,295,100
1,800,000 3.000%,  2/15/2041
d,g
1,777,032
VeriSign, Inc.
640,000 4.750%,  7/15/2027 678,400
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 3,193,437
2,740,000 3.500%,  11/1/2024 3,024,583
4,400,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
4,494,855
3,850,000 4.272%,  1/15/2036 4,741,874
1,920,000 5.250%,  3/16/2037 2,654,880
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,391,607
Virgin Media Secured Finance plc
960,000 5.500%,  8/15/2026
g
1,000,800
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,675,745

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Communications Services (8.6%) - continued
VTR Finance BV
$ 70,000 6.375%,  N/A
g
$ 73,500
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,716,462
3,900,000 3.500%,  5/13/2040 4,367,941
Windstream Services, LLC
160,000 8.625%,  10/31/2025
*,f
96,000
Total 159,865,805
Consumer Cyclical (5.6%)
Amazon.com, Inc.
3,200,000 1.500%,  6/3/2030 3,267,011
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,735,497
Brookfield Property REIT, Inc.
270,000 5.750%,  5/15/2026
g,h
212,779
Brookfield Residential Properties,
Inc.
400,000 6.250%,  9/15/2027
g
403,370
Cedar Fair, LP
480,000 5.250%,  7/15/2029
h
455,702
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031
h
3,262,285
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
g
333,600
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,286,860
1,300,000 3.625%,  4/1/2027 1,459,915
D.R. Horton, Inc.
1,950,000 2.600%,  10/15/2025 2,090,768
Daimler Finance North America,
LLC
1,900,000
0.799%,  (LIBOR 3M +
0.550%), 5/4/2021
b,g
1,900,843
1,900,000 1.750%,  3/10/2023
g
1,937,534
Ford Motor Credit Company, LLC
1,900,000 3.470%,  4/5/2021 1,895,250
2,575,000 4.250%,  9/20/2022 2,597,299
5,150,000 4.125%,  8/17/2027 5,008,375
General Motors Company
1,300,000 6.125%,  10/1/2025 1,509,849
6,425,000 6.800%,  10/1/2027 7,808,127
1,230,000 5.000%,  4/1/2035 1,333,972
General Motors Financial
Company, Inc.
3,100,000 1.700%,  8/18/2023 3,111,625
2,510,000 4.000%,  1/15/2025 2,682,078
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
g
665,466
Harley-Davidson Financial
Services, Inc.
3,380,000 4.050%,  2/4/2022
g
3,492,908
Home Depot, Inc.
3,250,000 2.500%,  4/15/2027 3,530,719
3,180,000 4.250%,  4/1/2046 4,044,596
Hyundai Capital America
1,225,000 1.250%,  9/18/2023
g
1,222,174
2,800,000 2.375%,  10/15/2027
g
2,798,386
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
g
1,968,383
Kohl's Corporation
2,500,000 9.500%,  5/15/2025 2,949,575
Lennar Corporation
2,005,000 2.950%,  11/29/2020 2,005,000
Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Cyclical (5.6%) - continued
$ 1,900,000 4.125%,  1/15/2022 $ 1,942,750
1,900,000 4.500%,  4/30/2024 2,037,750
Lowe's Companies, Inc.
1,900,000 5.000%,  4/15/2040 2,488,987
Marriott International
1,900,000 4.625%,  6/15/2030 2,033,187
Mastercard, Inc.
1,900,000 3.850%,  3/26/2050 2,390,294
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,934,904
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
g
1,919,933
ServiceMaster Company, LLC
500,000 5.125%,  11/15/2024
g
511,250
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
g,h
104,313
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
g
74,462
ViacomCBS, Inc.
3,200,000 4.200%,  5/19/2032 3,652,700
Visa, Inc.
2,600,000 1.900%,  4/15/2027 2,758,541
Volkswagen Group of America
Finance, LLC
2,800,000 4.250%,  11/13/2023
g
3,076,357
3,000,000 3.350%,  5/13/2025
g
3,275,172
Walgreens Boots Alliance, Inc.
5,000,000 4.100%,  4/15/2050 5,038,382
Total 104,208,928
Consumer Non-Cyclical (12.9%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,365,411
1,440,000 4.750%,  11/30/2036 1,924,573
2,500,000 6.000%,  4/1/2039 3,834,946
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,916,195
2,550,000 2.950%,  11/21/2026
g
2,777,791
3,200,000 3.200%,  11/21/2029
g
3,518,515
3,200,000 4.050%,  11/21/2039
g
3,654,712
Altria Group, Inc.
3,200,000 4.450%,  5/6/2050 3,553,226
8,250,000 5.800%,  2/14/2039 10,525,913
Amgen, Inc.
3,200,000 3.375%,  2/21/2050 3,456,154
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,872,291
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,417,584
4,500,000 3.500%,  6/1/2030 5,116,373
2,550,000 4.600%,  4/15/2048 3,034,363
3,200,000 4.439%,  10/6/2048 3,728,313
BAT Capital Corporation
2,750,000 5.282%,  4/2/2050 3,225,443
2,550,000 3.222%,  8/15/2024 2,728,606
3,250,000 4.700%,  4/2/2027 3,726,611
5,000,000 2.259%,  3/25/2028 5,012,190
3,100,000 3.734%,  9/25/2040 3,075,978
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
g
48,562
Baxalta, Inc.
1,511,000 4.000%,  6/23/2025 1,717,207

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (12.9%) - continued
Becton, Dickinson and Company
$ 3,250,000 3.363%,  6/6/2024 $ 3,515,850
3,850,000 3.700%,  6/6/2027 4,363,212
Boston Scientific Corporation
2,660,000 3.375%,  5/15/2022 2,780,897
1,950,000 3.750%,  3/1/2026 2,221,670
1,722,000 7.375%,  1/15/2040 2,759,714
Bunge, Ltd. Finance Corporation
1,920,000 3.500%,  11/24/2020 1,928,404
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
g
3,672,815
Centene Corporation
1,900,000 5.375%,  6/1/2026
g
2,005,393
160,000 4.250%,  12/15/2027 167,429
480,000 4.625%,  12/15/2029 517,757
7,105,000 3.375%,  2/15/2030 7,371,438
2,500,000 3.000%,  10/15/2030
d
2,546,875
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,669,184
3,850,000 2.400%,  3/15/2030 3,980,867
3,200,000 4.800%,  8/15/2038 3,966,094
Conagra Brands, Inc.
1,000,000 4.600%,  11/1/2025 1,160,666
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,975,962
640,000 3.500%,  5/9/2027 715,121
3,300,000 5.250%,  11/15/2048 4,431,786
CVS Health Corporation
1,870,000 4.750%,  12/1/2022 2,016,270
763,000 4.100%,  3/25/2025 862,074
1,600,000 3.875%,  7/20/2025 1,803,862
5,210,000 5.050%,  3/25/2048 6,625,599
DENTSPLY SIRONA, Inc.
4,500,000 3.250%,  6/1/2030 4,889,038
Encompass Health Corporation
350,000 4.500%,  2/1/2028 351,750
HCA, Inc.
640,000 5.375%,  2/1/2025 700,800
HLF Financing SARL, LLC
250,000 7.250%,  8/15/2026
g
256,875
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
g
3,461,053
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
g
2,288,112
JBS USA, LLC
640,000 6.500%,  4/15/2029
g
710,381
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,730,433
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 251,566
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050
g
2,173,228
1,280,000 3.000%,  6/1/2026 1,317,966
450,000 3.750%,  4/1/2030
g
475,033
Kroger Company
3,200,000 2.650%,  10/15/2026 3,495,725
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,910,758
3,200,000 5.200%,  4/15/2048 3,959,668
Nestle Holdings, Inc.
3,850,000 3.900%,  9/24/2038
g
4,823,130
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
g
670,515
Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (12.9%) - continued
Perrigo Finance Unlimited
Company
$ 1,900,000 3.150%,  6/15/2030 $ 1,968,990
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,g,h,i
2,732,719
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
g
3,065,849
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,890,838
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027
g
2,547,781
2,450,000 2.200%,  9/2/2030
g
2,435,680
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,396,588
Smithfield Foods, Inc.
7,500,000 2.650%,  10/3/2021
g
7,546,377
1,200,000 3.000%,  10/15/2030
g
1,212,096
Sysco Corporation
1,600,000 5.950%,  4/1/2030 2,019,115
1,768,000 4.850%,  10/1/2045 1,995,317
Teleflex, Inc.
400,000 4.250%,  6/1/2028
g
414,000
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
g
658,304
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,424,562
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,445,382
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,564,443
1,240,000 4.750%,  7/15/2045 1,672,855
3,225,000 4.450%,  12/15/2048 4,294,534
Upjohn, Inc.
1,900,000 4.000%,  6/22/2050
g
2,022,768
3,800,000 3.850%,  6/22/2040
g
4,091,147
VRX Escrow Corporation
700,000 6.125%,  4/15/2025
g
716,625
Zimmer Biomet Holdings, Inc.
3,900,000 3.550%,  3/20/2030 4,369,603
Total 238,241,500
Energy (9.9%)
Antero Resources Corporation
105,000 5.000%,  3/1/2025 65,625
Apache Corporation
270,000 4.875%,  11/15/2027 255,150
Baker Hughes, LLC
2,575,000 4.486%,  5/1/2030 2,929,748
BP Capital Markets America, Inc.
3,200,000 3.000%,  2/24/2050 3,043,333
1,590,000 3.119%,  5/4/2026 1,756,136
2,560,000 3.017%,  1/16/2027 2,811,503
1,950,000 3.543%,  4/6/2027 2,184,881
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,736,677
Buckeye Partners, LP
350,000 4.125%,  3/1/2025
g
334,250
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,219,338
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029
g
3,375,948

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (9.9%) - continued
Cheniere Energy Partners, LP
$ 960,000 4.500%,  10/1/2029 $ 984,480
Continental Resources, Inc.
3,200,000 4.500%,  4/15/2023 3,050,912
Devon Energy Corporation
2,290,000 7.950%,  4/15/2032 2,961,575
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,452,731
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,435,090
El Paso Pipeline Partners
Operating Company, LLC
1,280,000 4.700%,  11/1/2042 1,382,565
Enagas SA
320,000 5.500%,  1/15/2028
g
288,000
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
1,914,384
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,016,674
3,200,000 6.000%,  6/15/2048 3,213,040
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,631,780
Enterprise Products Operating,
LLC
3,700,000 3.200%,  2/15/2052 3,344,776
2,490,000 3.700%,  2/15/2026 2,792,046
3,200,000 4.875%,  8/16/2077
b
2,787,232
EOG Resources, Inc.
900,000 4.950%,  4/15/2050 1,103,499
3,500,000 4.375%,  4/15/2030 4,121,407
EQM Midstream Partners, LP
320,000 5.500%,  7/15/2028 322,256
EQT Corporation
640,000 3.900%,  10/1/2027
h
583,200
Equinor ASA
3,900,000 3.000%,  4/6/2027 4,294,780
2,575,000 3.125%,  4/6/2030 2,888,662
Exxon Mobil Corporation
3,250,000 4.327%,  3/19/2050 4,039,321
Hess Corporation
1,280,000 3.500%,  7/15/2024 1,309,236
Kinder Morgan, Inc.
1,280,000 5.000%,  2/15/2021
g
1,296,058
3,175,000 5.200%,  3/1/2048 3,713,130
Marathon Oil Corporation
3,850,000 4.400%,  7/15/2027 3,828,075
Marathon Petroleum Corporation
2,560,000 4.750%,  12/15/2023 2,805,576
3,220,000 6.500%,  3/1/2041 3,923,317
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,672,375
2,550,000 4.875%,  6/1/2025 2,890,416
3,250,000 4.800%,  2/15/2029 3,730,932
1,920,000 5.200%,  3/1/2047 2,059,085
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 213,510
National Fuel Gas Company
5,186,000 5.500%,  1/15/2026 5,659,990
Newfield Exploration Company
2,000,000 5.625%,  7/1/2024 1,945,246
4,756,000 5.375%,  1/1/2026 4,471,900
Noble Energy, Inc.
3,240,000 3.900%,  11/15/2024 3,544,477
2,600,000 5.050%,  11/15/2044 3,367,485
Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (9.9%) - continued
Occidental Petroleum Corporation
$ 6,250,000 4.200%,  3/15/2048 $ 4,296,875
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,872,133
Petroleos Mexicanos
5,100,000 6.500%,  3/13/2027 4,755,750
3,200,000 6.750%,  9/21/2047 2,464,000
Plains All American Pipeline, LP
3,200,000 4.500%,  12/15/2026 3,413,748
3,200,000 3.550%,  12/15/2029 3,093,984
3,200,000 3.800%,  9/15/2030 3,100,253
1,900,000 4.300%,  1/31/2043 1,607,218
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,162,186
1,300,000 4.500%,  5/15/2030
g
1,463,123
Schlumberger Holdings
Corporation
3,250,000 3.900%,  5/17/2028
g
3,498,714
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,090,382
2,900,000 3.100%,  5/15/2025 3,114,722
Sunoco Logistics Partners
Operations, LP
3,200,000 3.450%,  1/15/2023 3,257,821
4,500,000 4.000%,  10/1/2027 4,594,357
Sunoco, LP
640,000 5.500%,  2/15/2026 639,200
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,207,745
Williams Partners, LP
1,930,000 4.500%,  11/15/2023 2,113,149
1,600,000 3.750%,  6/15/2027 1,754,934
3,000,000 4.850%,  3/1/2048 3,367,365
Total 182,619,466
Financials (26.8%)
Aegon NV
2,600,000
0.736%,  (USISDA 10Y +
0.100%), 1/15/2021
b,i
1,971,840
AerCap Ireland Capital DAC
2,400,000 6.500%,  7/15/2025 2,590,461
2,500,000 4.625%,  10/15/2027 2,424,554
AerCap Ireland Capital, Ltd.
960,000 3.950%,  2/1/2022 971,881
3,800,000 3.875%,  1/23/2028
h
3,500,768
AIA Group, Ltd.
3,100,000 3.200%,  9/16/2040
g
3,201,153
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,561,070
1,260,000 4.250%,  9/15/2024 1,314,022
1,850,000 3.625%,  4/1/2027 1,829,814
Ally Financial, Inc.
300,000 5.750%,  11/20/2025 336,773
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,125,790
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,355,620
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,g
3,315,936
Aviation Capital Group, LLC
2,800,000 5.500%,  12/15/2024
g
2,888,359
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
g
1,305,766
1,800,000 5.500%,  1/15/2026
g
1,806,948

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (26.8%) - continued
$ 6,400,000 4.375%,  5/1/2026
g
$ 6,070,335
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,i
2,587,000
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
g
4,047,351
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,362,656
1,800,000 4.379%,  4/12/2028 2,041,636
2,000,000 3.490%,  5/28/2030 2,175,529
Bank of America Corporation
2,830,000 4.200%,  8/26/2024 3,151,079
2,860,000 6.500%,  10/23/2024
b,i
3,178,890
3,200,000 4.000%,  1/22/2025 3,563,930
2,750,000 3.950%,  4/21/2025 3,053,713
9,400,000 3.705%,  4/24/2028
b
10,613,741
2,550,000 4.271%,  7/23/2029
b
2,988,062
3,970,000 3.194%,  7/23/2030
b
4,386,168
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,i
2,042,425
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,i
4,398,750
Barclays Bank plc
1,910,000 10.179%,  6/12/2021
g
2,009,432
Barclays plc
3,200,000 7.875%,  3/15/2022
b,i
3,292,000
2,800,000 4.338%,  5/16/2024
b
3,005,731
650,000 8.000%,  6/15/2024
b,i
692,250
3,100,000 6.125%,  12/15/2025
b,i
3,142,625
1,280,000 4.836%,  5/9/2028 1,374,854
Berkshire Hathaway Finance
Corporation
1,950,000 4.250%,  1/15/2049 2,537,593
Boston Properties, LP
3,200,000 2.750%,  10/1/2026 3,427,773
1,900,000 3.250%,  1/30/2031 2,046,329
BPCE SA
1,920,000 3.000%,  5/22/2022
g
1,986,176
1,265,000 5.700%,  10/22/2023
g
1,417,577
2,190,000 5.150%,  7/21/2024
g
2,452,191
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,216,070
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,113,576
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,535,851
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,i
2,763,052
CIT Group, Inc.
320,000 4.125%,  3/9/2021 320,000
960,000 5.250%,  3/7/2025 1,015,680
Citigroup, Inc.
2,560,000
1.676%,  (LIBOR 3M +
1.430%), 9/1/2023
b
2,602,624
3,200,000 4.700%,  1/30/2025
b,i
3,092,000
3,600,000 3.352%,  4/24/2025
b
3,894,305
4,370,000 4.400%,  6/10/2025 4,914,373
3,305,000 5.500%,  9/13/2025 3,908,572
1,910,000 3.700%,  1/12/2026 2,145,424
2,490,000 4.450%,  9/29/2027 2,884,222
3,749,000 3.520%,  10/27/2028
b
4,165,602
Citizens Bank NA
1,280,000 2.650%,  5/26/2022 1,322,641
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (26.8%) - continued
Citizens Financial Group, Inc.
$ 1,280,000 2.375%,  7/28/2021 $ 1,298,502
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,210,674
650,000 3.950%,  5/15/2024 720,125
3,250,000 3.450%,  8/15/2027 3,649,574
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,i
2,205,000
Commerzbank AG
3,200,000 8.125%,  9/19/2023
g
3,641,728
CoreStates Capital III
2,440,000
0.850%,  (LIBOR 3M +
0.570%), 2/15/2027
b,g
2,219,510
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,199,401
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
g
158,885
Credit Agricole SA
1,280,000 3.375%,  1/10/2022
g
1,321,919
3,800,000 3.250%,  1/14/2030
g
4,078,852
Credit Suisse Group AG
3,200,000 3.574%,  1/9/2023
g
3,309,933
3,950,000 7.500%,  7/17/2023
b,g,i
4,168,474
3,700,000 5.250%,  2/11/2025
b,g,i
3,707,400
3,850,000 2.193%,  6/5/2026
b,g
3,975,338
600,000 5.100%,  1/24/2030
b,g,i
579,000
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,g
5,869,440
1,950,000 3.244%,  12/20/2025
b,g
2,074,990
Deutsche Bank AG
1,850,000 2.222%,  9/18/2024
b
1,862,143
4,000,000 6.000%,  10/30/2025
b,i
3,450,000
2,600,000 3.961%,  11/26/2025
b
2,763,070
Digital Realty Trust, LP
2,700,000 2.750%,  2/1/2023 2,823,964
Discover Bank
1,635,000 4.200%,  8/8/2023 1,788,998
2,600,000 2.450%,  9/12/2024 2,742,573
4,490,000 4.682%,  8/9/2028
b
4,707,047
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,356,585
Fidelity National Information
Services, Inc.
1,900,000 3.750%,  5/21/2029 2,234,633
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,239,230
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
g
5,677,672
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027
g
4,200,849
1,900,000 4.400%,  5/15/2030
g
2,042,310
GE Capital International Funding
Company
3,600,000 4.418%,  11/15/2035 3,804,629
Glitnir HoldCo ehf., Convertible
362 Zero Coupon,  12/31/2030
e
0
Goldman Sachs Group, Inc.
2,100,000 2.876%,  10/31/2022
b
2,150,190
1,920,000 2.908%,  6/5/2023
b
1,988,519
2,190,000 4.000%,  3/3/2024 2,408,374
4,450,000 3.850%,  7/8/2024 4,888,669
3,200,000 4.950%,  2/10/2025
b,i
3,200,960
2,490,000 4.250%,  10/21/2025 2,828,864
HCP, Inc.
78,000 4.250%,  11/15/2023 85,356

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (26.8%) - continued
Healthpeak Properties, Inc.
$ 1,950,000 2.875%,  1/15/2031 $ 2,064,248
HSBC Holdings plc
1,280,000 6.875%,  6/1/2021
b,i
1,305,600
3,200,000
1.270%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,187,852
2,100,000 3.803%,  3/11/2025
b
2,268,577
2,560,000 4.300%,  3/8/2026 2,887,981
1,600,000 6.000%,  5/22/2027
b,i
1,640,000
1,920,000 4.041%,  3/13/2028
b
2,120,954
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 667,200
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,934,292
Itau Unibanco Holding SA
3,800,000 2.900%,  1/24/2023
g
3,843,244
J.P. Morgan Chase & Company
1,270,000 6.750%,  2/1/2024
b,i
1,374,775
3,200,000 5.000%,  8/1/2024
b,i
3,194,484
4,000,000 3.875%,  9/10/2024 4,424,349
3,200,000 4.600%,  2/1/2025
b,i
3,136,000
3,800,000 3.900%,  7/15/2025 4,297,490
3,200,000 2.950%,  10/1/2026 3,520,615
3,200,000 2.956%,  5/13/2031
b
3,420,511
2,600,000 3.882%,  7/24/2038
b
3,060,671
3,150,000 5.500%,  10/15/2040 4,506,625
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,887,783
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,524,784
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
g
2,061,466
Lincoln National Corporation
4,150,000 4.000%,  9/1/2023 4,530,232
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,125,820
Lloyds Banking Group plc
4,000,000 2.858%,  3/17/2023
b
4,111,805
1,950,000 7.500%,  6/27/2024
b,i
2,045,062
1,300,000 7.500%,  9/27/2025
b,i
1,384,500
1,900,000 2.438%,  2/5/2026
b
1,970,655
Marsh & McLennan Companies,
Inc.
1,700,000 4.375%,  3/15/2029 2,063,641
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,h,i
2,540,437
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 649,290
Mizuho Financial Group, Inc.
2,560,000 3.663%,  2/28/2027 2,857,481
3,100,000 1.979%,  9/8/2031
b
3,067,315
Morgan Stanley
3,205,000 4.875%,  11/1/2022 3,464,857
3,190,000
1.664%,  (LIBOR 3M +
1.400%), 10/24/2023
b
3,241,255
2,000,000 2.720%,  7/22/2025
b
2,124,520
1,870,000 4.000%,  7/23/2025 2,110,022
1,280,000 3.125%,  7/27/2026 1,413,026
2,510,000 4.350%,  9/8/2026 2,901,185
4,600,000 3.622%,  4/1/2031
b
5,252,271
1,570,000 4.300%,  1/27/2045 1,989,478
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 667,328
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (26.8%) - continued
Nationwide Building Society
$ 2,490,000 3.900%,  7/21/2025
g
$ 2,810,145
1,920,000 4.000%,  9/14/2026
g
2,079,031
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
g
3,447,486
Natwest Group plc
5,100,000 3.032%,  11/28/2035
b
4,898,958
Nippon Life Insurance Company
2,550,000 3.400%,  1/23/2050
b,g
2,715,750
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
g
1,289,648
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
g
3,083,418
Preferred Term Securities XXIII,
Ltd.
197,555
0.450%,  (LIBOR 3M +
0.200%), 12/22/2036
b,g
162,876
Provident Financing Trust I
2,800,000 7.405%,  3/15/2038 3,211,691
Prudential Financial, Inc.
3,800,000 3.700%,  3/13/2051 4,182,238
1,200,000 5.200%,  3/15/2044
b
1,270,930
2,750,000 3.700%,  10/1/2050
b
2,805,825
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,227,621
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,768,967
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,h,i
2,775,500
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,367,490
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,i
1,968,000
2,750,000 4.269%,  3/22/2025
b
2,988,952
3,900,000 6.000%,  12/29/2025
b,h,i
3,968,250
1,000,000 3.754%,  11/1/2029
b
1,035,347
Santander Holdings USA, Inc.
2,400,000 3.450%,  6/2/2025 2,561,172
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
g
2,733,862
Service Properties Trust
240,000 4.750%,  10/1/2026 213,876
Spirit Realty, LP
3,750,000 3.400%,  1/15/2030 3,726,007
1,850,000 3.200%,  2/15/2031 1,804,090
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,g
2,742,698
3,250,000
1.422%,  (LIBOR 3M +
1.150%), 1/20/2023
b,g
3,262,008
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,118,628
1,950,000 3.950%,  12/1/2027 2,097,391
Truist Financial Corporation
1,450,000 4.950%,  9/1/2025
b,i
1,526,125
UBS Group Funding Jersey, Ltd.
1,600,000 2.650%,  2/1/2022
g
1,645,772
2,490,000 4.125%,  9/24/2025
g
2,837,545
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
g
2,968,709
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,385,773

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (26.8%) - continued
VEREIT Operating Partnership, LP
$ 1,250,000 4.625%,  11/1/2025 $ 1,380,842
3,100,000 3.400%,  1/15/2028 3,228,630
VICI Properties, LP / VICI Note
Company, Inc.
180,000 4.250%,  12/1/2026
g
180,837
180,000 4.625%,  12/1/2029
g
183,858
Wells Fargo & Company
4,000,000 4.125%,  8/15/2023 4,357,301
2,560,000 3.000%,  4/22/2026 2,784,444
3,200,000 2.393%,  6/2/2028
b
3,337,217
Welltower, Inc.
2,200,000 4.000%,  6/1/2025 2,458,864
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
3,004,865
Total 496,512,241
Foreign Government (0.3%)
Bahrain Government International
Bond
3,250,000 5.875%,  1/26/2021 3,283,150
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
g
1,021,250
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
g
2,270,500
Total 6,574,900
Mortgage-Backed Securities (3.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
8,763,129 3.000%,  3/25/2050 9,188,898
1,555,850 3.000%,  4/1/2050 1,631,445
4,537,528 3.500%,  7/1/2047 4,801,211
Federal National Mortgage
Association
972,117 4.500%,  5/1/2048 1,052,807
3,547,255 3.500%,  10/1/2048 3,748,010
2,878,483 3.500%,  6/1/2049 3,044,870
4,199,760 3.500%,  8/1/2049 4,447,064
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,000,000 1.500%,  10/1/2035
d
3,068,672
2,550,000 2.000%,  10/1/2035
d
2,649,609
3,125,000 2.000%,  11/1/2035
d
3,245,833
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,800,000 2.000%,  10/1/2050
d
2,894,500
7,350,000 2.500%,  10/1/2050
d
7,708,887
5,000,000 2.000%,  11/1/2050
d
5,156,395
1,975,000 2.500%,  11/1/2050
d
2,067,173
3,337,632 4.000%,  7/1/2048 3,559,851
Total 58,265,225
Technology (5.4%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 5,002,961
1,920,000 3.750%,  9/12/2047 2,360,639
Applied Materials, Inc.
1,280,000 3.300%,  4/1/2027 1,454,325
Principal
Amount Long-Term Fixed Income (94.7%) Value
Technology (5.4%) - continued
Broadcom Corporation
$ 7,650,000 3.875%,  1/15/2027 $ 8,482,804
3,200,000 3.500%,  1/15/2028 3,465,344
Broadcom, Inc.
3,850,000 4.250%,  4/15/2026 4,338,156
3,200,000 5.000%,  4/15/2030 3,774,370
Dell International, LLC/ EMC
Corporation
1,300,000 6.100%,  7/15/2027
g
1,534,608
Diamond 1 Finance Corporation
423,000 5.875%,  6/15/2021
g
423,808
6,725,000 6.020%,  6/15/2026
g
7,898,232
Diamond Sports Group, LLC
230,000 5.375%,  8/15/2026
g
162,725
320,000 6.625%,  8/15/2027
g
166,400
Fiserv, Inc.
3,225,000 3.200%,  7/1/2026 3,582,264
7,000,000 2.650%,  6/1/2030 7,527,421
Gartner, Inc.
320,000 3.750%,  10/1/2030
g
323,696
Hewlett Packard Enterprise
Company
2,250,000 2.250%,  4/1/2023 2,322,023
2,600,000 4.650%,  10/1/2024 2,939,577
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
g
651,200
Lam Research Corporation
3,250,000 4.000%,  3/15/2029 3,891,896
Marvell Technology Group, Ltd.
1,600,000 4.200%,  6/22/2023 1,727,326
1,900,000 4.875%,  6/22/2028 2,291,731
Micron Technology, Inc.
3,250,000 5.327%,  2/6/2029 3,906,460
NXP BV/NXP Funding, LLC
3,250,000 4.875%,  3/1/2024
g
3,654,143
3,250,000 5.350%,  3/1/2026
g
3,842,255
NXP Funding, LLC
1,900,000 3.150%,  5/1/2027
g
2,057,597
Oracle Corporation
3,900,000 2.800%,  4/1/2027 4,278,775
3,200,000 4.300%,  7/8/2034 4,005,614
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
g
3,233,862
Seagate HDD Cayman
6,200,000 4.125%,  1/15/2031
g
6,686,448
Switch, Ltd.
110,000 3.750%,  9/15/2028
g
111,100
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 4,175,258
Xerox Holdings Corporation
100,000 5.000%,  8/15/2025
g
98,827
Total 100,371,845
Transportation (1.9%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
2,453,792
Aircastle, Ltd.
3,215,000 4.400%,  9/25/2023 3,190,760
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,337,808
3,200,000 4.050%,  6/15/2048 3,972,389
CSX Corporation
1,900,000 2.400%,  2/15/2030 2,034,121
Delta Air Lines, Inc.
1,245,712 4.250%,  7/30/2023 1,146,046

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Transportation (1.9%) - continued
$ 500,000 7.000%,  5/1/2025
g
$ 548,910
1,850,000 4.750%,  10/20/2028
g
1,919,375
ERAC USA Finance, LLC
4,030,000 4.200%,  11/1/2046
g
4,623,952
Penske Truck Leasing Company,
LP
2,600,000 3.375%,  2/1/2022
g
2,684,575
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,000,633
3,800,000 5.125%,  6/15/2027 4,138,946
United Airlines Pass Through Trust
1,141,781 3.750%,  9/3/2026 1,079,107
XPO Logistics, Inc.
640,000 6.125%,  9/1/2023
g
653,232
Total 34,783,646
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
15,250,000 2.000%,  2/15/2050 17,249,180
21,400,000 1.250%,  5/15/2050 20,279,844
19,000,000 1.375%,  8/15/2050 18,590,312
9,250,000 1.500%,  2/15/2030 9,976,992
13,000,000 2.250%,  8/15/2049 15,459,336
Total 81,555,664
Utilities (8.1%)
AEP Transmission Company, LLC
4,480,000 3.100%,  12/1/2026 5,040,136
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,586,474
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 3,579,281
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,551,077
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,778,515
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,276,075
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030
d
2,802,796
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,558,591
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,866,661
Consolidated Edison Company of
New York, Inc.
1,280,000 2.900%,  12/1/2026 1,393,589
4,750,000 4.125%,  5/15/2049 5,688,080
Dominion Energy, Inc.
2,900,000 3.071%,  8/15/2024 3,117,887
2,250,000 4.650%,  12/15/2024
b,i
2,280,106
Duke Energy Corporation
3,840,000 2.650%,  9/1/2026 4,155,532
3,840,000 3.150%,  8/15/2027 4,236,594
3,200,000 3.750%,  9/1/2046 3,641,772
Edison International
6,600,000 5.750%,  6/15/2027 7,283,864
Exelon Corporation
1,600,000 3.497%,  6/1/2022 1,673,501
1,620,000 3.950%,  6/15/2025 1,825,653
1,660,000 3.400%,  4/15/2026 1,858,208
Principal
Amount Long-Term Fixed Income (94.7%) Value
Utilities (8.1%) - continued
Exelon Generation Company, LLC
$ 3,050,000 3.250%,  6/1/2025 $ 3,333,705
FirstEnergy Corporation
4,480,000 3.900%,  7/15/2027 4,923,228
1,300,000 4.850%,  7/15/2047 1,562,879
FirstEnergy Transmission, LLC
3,150,000 5.450%,  7/15/2044
g
4,062,693
Georgia Power Company
3,200,000 2.650%,  9/15/2029 3,424,512
ITC Holdings Corporation
5,080,000 4.050%,  7/1/2023 5,492,173
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,401,877
Nevada Power Company
2,800,000 6.750%,  7/1/2037 4,238,999
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
g
662,400
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,374,959
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,643,905
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,968,547
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026
h
1,294,099
1,900,000 3.300%,  12/1/2027 1,952,787
1,900,000 3.950%,  12/1/2047 1,753,963
PPL Capital Funding, Inc.
3,190,000 3.950%,  3/15/2024 3,502,382
3,100,000 4.125%,  4/15/2030 3,658,369
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 4,084,245
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 3,887,073
Sempra Energy
2,600,000 4.875%,  10/15/2025
b,i
2,671,500
3,200,000 3.250%,  6/15/2027 3,514,767
Southern California Edison
Company
3,200,000 3.650%,  2/1/2050 3,324,531
Southern Company
7,630,000 3.250%,  7/1/2026 8,510,401
3,100,000 4.000%,  1/15/2051
b
3,108,598
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
g
700,592
Total 149,247,576
Total Long-Term Fixed Income
(cost $1,629,009,085) 1,753,970,489
Shares
Registered Investment
Companies ( 2.0% ) Value
Unaffiliated  (2.0%)
120,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 13,306,800
350,000 iShares S&P U.S. Preferred Stock
Index Fund 12,757,500

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (2.0%) Value
Unaffiliated  (2.0%)- continued
100,000 SPDR Bloomberg Barclays High
Yield Bond ETF $ 10,427,000
Total 36,491,300
Total Registered Investment
Companies (cost $34,367,675) 36,491,300
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
9,352,350 Thrivent Cash Management Trust 9,352,350
Total Collateral Held for
Securities Loaned
(cost $9,352,350) 9,352,350
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,i
2,340,000
Total 2,340,000
Total Preferred Stock
(cost $2,250,000) 2,340,000
Shares Common Stock ( <0.1% ) Value
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
e,k
0
Total 0
Total Common Stock
(cost $–) 0
Shares or
Principal
Amount Short-Term Investments ( 4.4% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.060%, 10/7/2020
l,m
299,997
300,000 0.080%, 10/28/2020
l,m
299,986
300,000 0.060%, 11/10/2020
l,m
299,977
200,000 0.080%, 11/12/2020
l,m
199,984
Thrivent Core Short-Term Reserve
Fund
8,014,456 0.310% 80,144,561
Total Short-Term Investments
(cost $81,167,830) 81,244,505
Total Investments (cost
$1,767,318,550) 102.3% $1,894,244,221
Other Assets and Liabilities, Net
(2.3%) (42,730,510)
Total Net Assets 100.0% $1,851,513,711
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f In bankruptcy.  Interest is not being accrued.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $359,075,734 or
19.4% of total net assets.
h All or a portion of the security is on loan.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j All or a portion of the security is insured or guaranteed.
k Non-income producing security.
l The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Portfolio as of September 30, 2020 was $96,000 or 0.0% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 157,095
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 9,057,943
Total lending $9,057,943
Gross amount payable upon return of
collateral for securities loaned $9,352,350
Net amounts due to counterparty
$294,407

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
USISDA 10Y - ICE Swap USD Rate 10 Year
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 93,742 – 93,742 –
Capital Goods 953,837 – 953,837 –
Communications Services 3,378,756 – 2,634,381 744,375
Consumer Cyclical 1,956,810 – 1,956,810 –
Consumer Non-Cyclical 2,508,409 – 2,508,409 –
Financials 951,986 – 951,986 –
Technology 1,002,037 – 1,002,037 –
Long-Term Fixed Income
Asset-Backed Securities 36,474,611 – 36,474,611 –
Basic Materials 53,247,738 – 53,247,738 –
Capital Goods 51,257,575 – 51,257,575 –
Collateralized Mortgage Obligations 743,769 – 743,769 –
Communications Services 159,865,805 – 159,865,805 –
Consumer Cyclical 104,208,928 – 104,208,928 –
Consumer Non-Cyclical 238,241,500 – 238,241,500 –
Energy 182,619,466 – 182,619,466 –
Financials^ 496,512,241 – 496,512,241 0
Foreign Government 6,574,900 – 6,574,900 –
Mortgage-Backed Securities 58,265,225 – 58,265,225 –
Technology 100,371,845 – 100,371,845 –
Transportation 34,783,646 – 34,783,646 –
U.S. Government & Agencies 81,555,664 – 81,555,664 –
Utilities 149,247,576 – 149,247,576 –
Registered Investment Companies
Unaffiliated 36,491,300 36,491,300 – –
Preferred Stock
Financials 2,340,000 – 2,340,000 –
Common Stock
Financials^ 0 – – 0
Short-Term Investments 1,099,944 – 1,099,944 –
Subtotal Investments in Securities $1,804,747,310 $36,491,300 $1,767,511,635 $744,375
Other Investments  * Total
Affiliated Short-Term Investments 80,144,561
Collateral Held for Securities Loaned 9,352,350
Subtotal Other Investments $89,496,911
Total Investments at Value $1,894,244,221
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 309,674 309,674 – –
Total Liability Derivatives $309,674 $309,674 $– $–

Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling $1,099,944 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 December 2020 $ 36,623,611 ( $ 309,674)
Total Futures Long Contracts $ 36,623,611 ( $ 309,674)
Total Futures Contracts $ 36,623,611 ($309,674)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $153,682 $423,557 $497,079 $80,145 8,014 4.3%
Total Affiliated Short-Term Investments
153,682
80,145 4.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 7,425 167,071 165,144 9,352 9,352 0.5
Total Collateral Held for Securities Loaned
7,425
9,352 0.5
Total Value
$161,107
$89,497
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(92) $77 – $955
Total Income/Non Income Cash from Affiliated
Investments $955
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 51
Total Affiliated Income from Securities Loaned, Net $51
Total Value $(92) $77 $–

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 93.5% ) Value
Argentina (<0.1%)
2,014 Pampa Energia SA ADR
a
$ 20,805
8,316 Telecom Argentina SA ADR 54,387
2,822 Transportadora de Gas del Sur SA
ADR
a
11,739
Total 86,931
Australia (5.1%)
54,459 AGL Energy, Ltd. 531,756
31,624 Ansell, Ltd. 841,281
29,776 ARB Corporation, Ltd. 594,899
193,457 Aristocrat Leisure, Ltd. 4,219,018
43,742 ASX, Ltd. 2,557,406
153,200 BHP Group, Ltd. 3,957,710
98,127 Breville Group, Ltd. 1,780,848
101,243 BWP Trust 294,572
331,647 Carsales.com, Ltd. 4,968,243
200,563 Charter Hall Group 1,799,648
27,013 Collins Foods, Ltd. 200,849
171,581 Commonwealth Bank of Australia 7,895,524
22,206 Computershare, Ltd. 196,450
101,316 CSL, Ltd. 20,928,532
84,571 Data# 3, Ltd. 402,011
19,137 Domino's Pizza Enterprises, Ltd. 1,094,198
252,310 Genworth Mortgage Insurance
Australia, Ltd. 283,349
28,770 GrainCorp, Ltd.
a
77,913
206,269 Independence Group NL 621,641
10,814 Ingenia Communities Group 35,621
174,008 IPH, Ltd. 901,558
82,884 JB Hi-Fi, Ltd. 2,818,057
160,142 Mineral Resources, Ltd. 2,888,391
135,406 OZ Minerals, Ltd. 1,381,652
113,349 Pendal Group, Ltd. 448,630
654,478 Perseus Mining, Ltd.
a
649,366
39,497 Premier Investments, Ltd. 587,139
84,805 Pro Medicus, Ltd. 1,654,092
107,434 Ramelius Resources, Ltd. 162,260
21,177 REA Group, Ltd. 1,686,300
601,629 Regis Resources, Ltd. 2,187,064
180,752 Reliance Worldwide Corporation,
Ltd. 499,701
70,595 Rio Tinto, Ltd. 4,821,740
106,415 Sandfire Resources, Ltd. 314,485
54,971 SEEK, Ltd. 848,008
54,539 Smartgroup Corporation, Ltd. 225,141
45,596 Super Retail Group, Ltd. 346,768
270,653 Technology One, Ltd. 1,550,533
224,368 Transurban Group 2,291,000
831,604 Vita Group, Ltd. 612,060
264,269 Westgold Resources, Ltd.
a
454,605
85,566 Woodside Petroleum, Ltd. 1,086,010
Total 81,696,029
Austria (0.2%)
40,753 BAWAG Group AG
a,b
1,473,417
40,863 OMV AG
a
1,118,062
10,313 Osterreichische Post AG 347,028
Total 2,938,507
Belgium (0.6%)
278 Aedifica SA 33,953
81,534 bpost SA 713,963
39,996 Euronav SA 354,147
4,546 Gimv NV 254,913
18,678 Groupe Bruxelles Lambert SA 1,683,867
14,402 KBC Ancora
a
453,150
Shares Common Stock (93.5%) Value
Belgium (0.6%) - continued
11,572 Mobistar SA $ 186,620
5,480 NV Bekaert SA 114,164
18,627 SA D'Ieteren NV 1,158,152
1,468 Tessenderlo Group
a
55,081
23,000 UCB SA 2,612,210
69,691 Warehouses De Pauw SCA 2,536,149
Total 10,156,369
Bermuda (0.1%)
52,000 Alibaba Health Information
Technology, Ltd.
a
127,871
68,500 Johnson Electric Holdings, Ltd. 149,274
98,000 K Wah International Holdings, Ltd. 47,373
331,000 Kerry Logistics Network Limited 599,757
74,000 Road King Infrastructure, Ltd. 88,431
322,400 Shanghai Industrial Urban
Development Group, Ltd. 31,003
978,000 Yuexiu Transport Infrastructure, Ltd. 570,251
Total 1,613,960
Brazil (0.6%)
53,700 Ambev SA 120,292
83,900 Atacadao SA 304,322
4,600 B2W - Companhia Digital
a
74,071
67,800 B3 SA - Brasil Bolsa Balcao 665,456
97,300 Banco ABC Brasil SA 204,098
108,616 Banco Bradesco SA ADR 372,553
2,600 Banco BTG Pactual SA 33,510
40,200 Banco do Brasil SA 212,600
33,579 Banco Santander Brasil SA ADR 165,880
23,900 BB Seguridade Participacoes SA 103,671
18,500 BRF SA
a
60,548
13,600 Camil Alimentos SA 30,077
28,100 CCR SA 63,747
6,900 Cia Brasileira de Distribuicao 85,723
43,054 Companhia Siderurgica Nacional
SA ADR 126,579
11,800 Cosan Logistica SA
a
37,170
16,500 Cosan SA 201,112
112,600 EDP - Energias do Brasil SA 351,079
14,000 Enauta Participacoes SA 24,082
59,715 Gerdau SA ADR 220,945
2,900 Hapvida Participacoes e
Investimentos SA
b
32,249
6,300 Hypera SA 33,329
21,000 Iochpe-Maxion SA 51,192
136,588 Itau Unibanco Holding SA ADR 543,620
315,600 Itausa SA 496,787
48,000 JBS SA 176,841
27,800 Klabin SA 117,815
13,900 Localiza Rent a Car SA 140,587
10,100 Lojas Americanas SA 50,807
4,000 M. Dias Branco SA 24,331
15,500 Magazine Luiza SA 247,160
93,500 Metalurgica Gerdau SA 156,336
15,800 Natura & Company Holding SA 143,823
10,900 Notre Dame Intermedica
Participacoes SA 126,489
31,000 Petrobras Distribuidora SA 112,222
211,178 Petroleo Brasileiro SA 740,791
36,520 Petroleo Brasileiro SA ADR 260,022
98,000 Raia Drogasil SA 411,133
96,900 Rumo SA
a
329,217
21,700 Suzano SA
a
175,311
32,869 Telefonica Brasil SA ADR 252,105
7,265 Tim Participacoes SA ADR 83,765

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Brazil (0.6%) - continued
16,800 Tupy SA
a
$ 52,531
44,175 Vale SA ADR 467,372
32,000 WEG SA 372,599
Total 9,055,949
Canada (6.3%)
45,251 Alaris Equity Partners Income Trust 371,782
87,341 Allied Properties REIT 2,351,527
13,805 Bank of Montreal 807,015
106,206 Barrick Gold Corporation 2,983,068
81,318 Canadian National Railway
Company 8,660,362
32,324 Canadian Natural Resources, Ltd. 518,038
170,748 CGI, Inc.
a
11,589,654
401,506 CI Financial Corporation 5,092,889
123,607 Dollarama, Inc. 4,738,013
56,926 Gibson Energy, Inc. 922,581
133,400 Granite REIT 7,742,219
12,501 Intact Financial Corporation 1,338,585
111,300 Laurentian Bank of Canada
c
2,286,099
216,972 Manulife Financial Corporation 3,017,777
50,721 National Bank of Canada 2,519,385
277,109 Northland Power, Inc. 8,382,675
69,853 Onex Corporation 3,116,119
90,402 Peyto Exploration & Development
Corporation
c
169,052
168,006 Quebecor, Inc. 4,202,831
21,275 Restaurant Brands International,
Inc. 1,223,525
89,901 Royal Bank of Canada 6,312,076
1,278 Shopify Inc.
a
1,307,356
58,951 Sun Life Financial, Inc. 2,402,224
10,688 Suncor Energy, Inc. 130,515
21,578 TC Energy Corporation 905,869
47,738 TFI International, Inc. 1,996,209
30,783 TMX Group, Ltd. 3,165,802
278,426 Toronto-Dominion Bank 12,890,964
Total 101,144,211
Cayman Islands (2.1%)
145,500 3SBio, Inc.
a,b
164,856
14,518 Baidu.com, Inc. ADR
a
1,837,833
53,000 Bizlink Holding, Inc. 416,350
28,000 China Kepei Education Group, Ltd. 21,790
36,000 China Meidong Auto Holdings, Ltd. 138,693
35,000 China Mengniu Dairy Company,
Ltd. 165,086
401,334 China Resources Land, Ltd. 1,830,414
92,000 China Resources Medical Holdings
Company, Ltd. 60,294
162,000 Chinasoft International, Ltd. 118,284
290,000 Consun Pharmaceutical Group,
Ltd. 125,448
29,500 ENN Energy Holdings, Ltd. 323,711
247,000 Fu Shou Yuan International Group,
Ltd. 241,259
125,000 Goodbaby International Holdings,
Ltd.
a
15,786
687,000 IGG, Inc. 789,144
211,500 Kingboard Holdings, Ltd. 699,725
92,000 Li Ning Company, Ltd. 432,888
205,500 Longfor Group Holdings, Ltd.
b
1,164,400
149,000 Lonking Holdings, Ltd. 39,716
80,600 Meituan Dianping
a
2,539,005
36,000 NetDragon Websoft Holdings, Ltd. 78,866
5,244 NetEase, Inc. ADR 2,384,290
Shares Common Stock (93.5%) Value
Cayman Islands (2.1%) - continued
8,286 New Oriental Education &
Technology Group, Inc. ADR
a
$ 1,238,757
147,000 Shimao Property Holdings, Ltd. 613,276
2,396,500 Shui On Land, Ltd. 304,618
801,000 SITC International Holdings
Company, Ltd. 1,109,755
6,928 TAL Education Group ADR
a
526,805
195,824 Tencent Holdings, Ltd. 13,226,617
224,000 Tingyi (Cayman Islands) Holding
Corporation 396,636
105,000 VPower Group International
Holdings, Ltd.
b
38,611
18,500 Wuxi Biologics (Cayman), Inc.
a,b
453,399
143,500 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
176,903
276,800 Xiaomi Corporation
a,b
749,305
183,500 Zhongsheng Group Holdings, Ltd. 1,154,309
Total 33,576,829
Chile (0.1%)
7,339 Banco de Chile ADR 110,966
2,953 Banco de Credito e Inversiones SA 93,342
19,385 Banco Santander Chile SA ADR 268,676
16,808 CAP SA
a
141,625
16,106 Cia Cervecerias Unidas SA ADR 208,895
491,095 Colbun SA 79,382
61,391 Embotelladora Andina SA 135,675
60,208 Empresas CMPC SA 126,541
3,831 Empresas Copec SA 28,726
9,114 Enel Americas SA ADR 58,876
12,622 Enel Chile SA ADR 43,420
97,478 SMU SA 14,492
3,948 Sociedad Quimica y Minera de
Chile SA ADR 127,994
Total 1,438,610
China (2.9%)
63,493 Alibaba Group Holding, Ltd. ADR
a
18,665,672
23,800 Anhui Conch Cement Company,
Ltd., Class A 194,221
160,500 Anhui Conch Cement Company,
Ltd., Class H 1,111,669
1,800,000 Bank of China, Ltd. 559,837
1,382,000 Bank of Communications
Company, Ltd. 666,086
68,000 Beijing North Star Company, Ltd. 12,814
92,200 Beijing SL Pharmaceutical
Company, Ltd. 158,305
58,400 By-health Company, Ltd 180,843
950,000 China Cinda Asset Management
Company, Ltd. 179,026
522,000 China Coal Energy Company, Ltd. 127,881
2,178,000 China Construction Bank
Corporation 1,415,205
19,000 China Merchants Bank Company,
Ltd. 90,163
464,000 China National Building Material
Company, Ltd. 591,343
694,000 China Oilfield Services, Ltd. 485,727
12,277 China Petroleum & Chemical
Corporation ADR 496,727
43,572 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 164,101
3,126,000 China Telecom Corporation, Ltd. 939,200
205,100 China Vanke Company, Ltd. 630,450

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
China (2.9%) - continued
305,200 China Yangtze Power Company,
Ltd. $ 859,707
706,000 CNOOC, Ltd. 679,086
375,000 GF Securities Company, Ltd. 477,137
309,000 Great Wall Motor Company, Ltd. 394,166
32,900 Guangdong Haid Group Company,
Limited 297,047
71,500 Henan Shuanghui Investment &
Development Company, Ltd. 557,549
92,382 Hualan Biological Engineering, Inc. 775,355
232,200 Huaxia Bank Company, Ltd. 209,459
2,884,000 Industrial and Commercial Bank of
China, Ltd. 1,502,263
283,549 Inner Mongolia Eerduosi Resources
Company, Ltd. 355,873
34,245 JD.com, Inc. ADR
a
2,657,754
158,000 Jiangxi Copper Company, Ltd. 177,666
6,392 Kweichow Moutai Company, Ltd. 1,572,088
15,540 Laobaixing Pharmacy Chain Joint
Stock Company 189,675
40,600 Livzon Pharmaceutical Group, Inc. 294,418
665,000 Metallurgical Corporation of China,
Ltd. 259,870
18,333 Midea Group Company, Ltd. 196,490
138,778 Ping An Insurance Company of
China, Ltd. 1,440,633
1,056,000 Postal Savings Bank of China
Company, Ltd.
b
444,854
42,477 S. F. Holding Company, Ltd. 509,611
80,000 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 166,305
144,000 Shandong Weigao Group Medical
Polymer Company, Ltd. 288,118
8,500 Shanghai Haohai Biological
Technology Company, Ltd.
b
56,641
124,600 Shanghai Pharmaceuticals Holding
Company, Ltd. 208,986
51,200 Shenzhou International Group
Holdings, Ltd. 871,879
455,600 Sinopharm Group Company, Ltd. 962,775
391,000 Tong Ren Tang Technologies
Company, Ltd. 248,673
82,000 Tsingtao Brewery Company, Ltd. 670,999
55,340 Winning Health Technology Group
Company, Ltd. 158,747
21,700 Wuliangye Yibin Company, Ltd. 707,469
8,671 WuXi AppTec Company, Ltd. 129,905
628,600 Xiamen C&D, Inc. 793,457
13,860 Zhejiang Dingli Machinery
Company, Ltd. 202,477
828,000 Zijin Mining Group Company, Ltd. 529,297
276,200 Zoomlion Heavy Industry Science
and Technology Company, Ltd.
a
330,214
Total 46,845,913
Colombia (<0.1%)
3,034 Bancolombia SA ADR 77,519
1,172 Ecopetrol SA ADR 11,532
10,026 Interconexion Electrica SA 53,392
Total 142,443
Czech Republic (<0.1%)
16,199 CEZ AS 306,301
9,508 Komercni Banka AS
a
200,340
27,852 Moneta Money Bank AS
b
63,957
Shares Common Stock (93.5%) Value
Czech Republic (<0.1%) - continued
113 Philip Morris CR $ 66,941
Total 637,539
Denmark (2.6%)
1,865 A.P. Moller - Maersk AS, Class B 2,948,344
1,338 Aktieselskabet Schouw & Company 129,488
8,114 ChemoMetec AS 576,106
21,815 Christian Hansen Holding AS 2,421,596
26,854 Coloplast AS 4,256,065
36,261 DSV AS 5,881,650
243,152 Novo Nordisk AS 16,846,686
79,823 Novozymes AS 5,017,066
9,428 Per Aarsleff Holding AS 395,499
2,654 Ringkjoebing Landbobank AS 201,456
34,410 Scandinavian Tobacco Group AS
b
509,618
5,877 SimCorp AS 770,970
26,664 Topdanmark AS 1,290,669
Total 41,245,213
Egypt (<0.1%)
102,055 Commercial International Bank
Egypt SAE GDR 437,445
394,775 EFG Hermes Holding Company
a
343,921
Total 781,366
Finland (0.5%)
150,102 Kesko Oyj 3,867,399
27,164 Raisio Oyj 97,935
20,898 Rovio Entertainment Oyj
b
149,747
17,846 Stora Enso Oyj 279,328
18,602 Tokmanni Group Corporation 328,459
17,826 UPM-Kymmene Oyj 542,572
40,615 Uponor Oyj 709,648
104,005 Valmet Oyj 2,565,521
Total 8,540,609
France (5.4%)
63,692 Air Liquide SA 10,095,859
9,615 Albioma SA 499,973
1,371 Alten SA
a
129,881
3,143 BNP Paribas SA
a
113,697
215,739 CGG SA
a
143,886
14,431 Cie Generale des Etablissements
Michelin 1,549,142
75,316 CNP Assurances
a
944,561
120,381 Coface SA
a
842,036
46,021 Credit Agricole SA
a
401,531
75,847 Derichebourg 224,062
84,632 Elior Participations SCA
b
392,940
18,867 Elis SA
a
238,176
3,132 Gaztransport Et Technigaz SA 298,678
7,825 Hermes International 6,739,343
6,088 Ipsos SA 152,202
8,370 Jacquet Metal Service 81,452
14,355 Kaufman & Broad SA 570,200
207,342 Legrand SA 16,574,524
17,210 L'Oreal SA 5,600,667
25,033 LVMH Moet Hennessy Louis Vuitton
SE 11,713,026
31,183 Metropole Television SA
a
372,295
16,518 Nexans SA
a
954,296
21,738 Quadient SAS 294,384
24,280 Renault SA
a
629,848
227,638 Rexel SA
a
2,854,149
51,108 Sanofi 5,121,656
83,379 Schneider Electric SE 10,363,979

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
France (5.4%) - continued
1,560 Sopra Group SA
a
$ 247,306
202,755 Total SE 6,963,165
1,086 Trigano 167,704
4,663 Vallourec SA
a,c
92,442
616 Vicat SA 20,620
24,196 Vinci SA 2,021,747
Total 87,409,427
Germany (4.7%)
5,293 Adidas AG
a
1,709,343
11,353 ADVA Optical Networking SE
a
80,389
58,515 Allianz SE 11,230,838
102,156 Alstria Office REIT AG 1,420,514
799 Amadeus Fire AG
a
99,121
30,393 Aurubis AG 2,067,653
30,528 Bayer AG 1,883,397
7,513 Bechtle AG 1,520,215
26,785 Daimler AG 1,444,928
80,861 Deutsche Boerse AG 14,176,659
248,985 Deutsche Pfandbriefbank AG
a,b
1,650,760
17,582 Deutsche Post AG 797,798
324,567 Deutsche Telekom AG 5,404,086
42,155 Dialog Semiconductor plc
a
1,837,325
23,458 Eckert & Ziegler Strahlen- und
Medizintechnik AG 1,200,252
884 ELMOS Semiconductor AG 21,536
25,079 Gerresheimer AG 2,806,616
30,152 Hamburger Hafen und Logistik AG 526,271
5,322 Hornbach Baumarkt AG 282,664
1,512 Hornbach Holding AG & Company
KGaA 176,566
28,584 Jungheinrich AG 984,085
3,823 Muenchener Rueckversicherungs-
Gesellschaft AG 971,879
2,012 New Work SE 614,515
33,473 SAP SE 5,212,385
11,287 Siltronic AG 1,011,225
45,047 Software AG 2,222,483
1,225 STO SE & Company 162,872
54,451 Symrise AG 7,520,953
165,365 TAG Immobilien AG 4,986,422
51,049 Takkt AG
a
636,833
2,741 Wacker Chemie AG 266,004
3,302 zooplus AG
a
614,012
Total 75,540,599
Greece (0.1%)
1,925 Athens Water Supply and
Sewerage Company SA 15,054
26,794 Hellenic Telecommunications
Organization SA 385,896
1,249 Jumbo SA 21,868
10,948 Motor Oil (Hellas) Diilistiria
Korinthou AE 128,944
49,310 Mytilineos SA 528,307
5,456 OPAP SA 51,739
445 Piraeus Port Authority SA 8,715
1,460 Sarantis SA 14,618
3,413 Terna Energy SA 45,618
Total 1,200,759
Hong Kong (1.1%)
540,671 AIA Group, Ltd. 5,374,322
1,187,000 CITIC Telecom International
Holdings, Ltd. 379,706
1,323,000 CITIC, Ltd. 980,972
Shares Common Stock (93.5%) Value
Hong Kong (1.1%) - continued
53,500 CK Hutchison Holdings, Ltd. $ 324,197
158,400 CSPC Pharmaceutical Group, Ltd. 309,204
212,000 Far East Horizon, Ltd. 173,005
405,000 Galaxy Entertainment Group, Ltd. 2,738,083
294,778 Hang Lung Group, Ltd. 673,589
40,500 Hong Kong Exchanges & Clearing,
Ltd. 1,906,476
130,000 Luk Fook Holdings International,
Ltd. 315,186
1,675,200 Man Wah Holdings, Ltd. 2,243,681
30,000 Melco International Development,
Ltd. 52,864
257,000 Shanghai Industrial Holdings, Ltd. 343,836
289,000 Sun Hung Kai & Company, Ltd. 113,153
540,000 United Laboratories International
Holdings 558,487
2,588,000 Yuexiu Property Company, Ltd. 508,047
Total 16,994,808
Hungary (<0.1%)
5,256 Magyar Telekom
Telecommunications plc 6,145
1,780 OTP Bank Nyrt
a
53,576
12,474 Richter Gedeon Nyrt 263,304
Total 323,025
India (1.2%)
8,245 Alembic Pharmaceuticals, Ltd. 105,055
80,518 Amara Raja Batteries, Ltd. 835,240
1,907 APL Apollo Tubes, Ltd.
a
75,538
10,607 Asian Paints, Ltd. 285,801
28,083 Bajaj Auto, Ltd. 1,097,819
48,870 Cipla, Ltd. 513,568
5,478 Divi's Laboratories, Ltd. 226,793
2,928 Dr. Lal PathLabs, Ltd.
b
74,781
2,135 Dr. Reddy's Laboratories, Ltd. ADR 148,511
1,430 Endurance Technologies, Ltd.
b
22,355
49,754 Glenmark Pharmaceuticals, Ltd. 326,167
46,110 Granules India, Ltd. 240,576
16,246 Greaves Cotton, Ltd.
a
16,615
191,299 HCL Technologies, Ltd. 2,109,092
58,728 Heidelberg Cement India, Ltd. 148,663
27,440 Hero Motocorp, Ltd. 1,171,233
15,335 Hindustan Unilever, Ltd. 430,955
9,368 Housing Development Finance
Corporation 222,047
153,620 Infosys, Ltd. ADR 2,121,492
23,546 InterGlobe Aviation, Ltd.
a,b
397,310
104,427 Jindal Saw, Ltd. 89,395
19,777 Mindtree, Ltd. 359,416
9,410 Multi Commodity Exchange of
India, Ltd. 220,629
283,350 Oil and Natural Gas Corporation,
Ltd. 266,627
10,935 Persistent Systems, Ltd. 199,032
31,254 PNB Housing Finance, Ltd.
a,b
143,984
9,806 Polycab India, Ltd. 109,351
82,246 Reliance Industries, Ltd. 2,494,350
24,378 Syngene International, Ltd.
a,b
183,380
41,166 Tata Consultancy Services, Ltd. 1,392,746
57,677 Tata Elxsi, Ltd. 1,009,564
118,156 Tech Mahindra, Ltd. 1,271,658
221,236 Wipro, Ltd. ADR 1,039,809
Total 19,349,552

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Indonesia (0.1%)
1,514,956 Astra International Tbk PT $ 456,140
1,139,200 Industri Jamu Dan Farmasi Sido
Muncul Tbk PT 57,133
2,063,100 Mitra Adiperkasa Tbk PT
a
79,341
22,584 Telekomunikasi Indonesia Persero
Tbk PT ADR 392,284
Total 984,898
Ireland (0.1%)
86,724 C & C Group plc 219,307
112,817 Glanbia plc 1,164,873
373,233 Greencore Group plc 472,314
Total 1,856,494
Isle of Man (<0.1%)
29,600 GVC Holdings plc
a
370,719
Total 370,719
Israel (0.7%)
52,569 First International Bank of Israel,
Ltd. 1,091,111
2,668,080 Israel Discount Bank, Ltd. 7,197,675
842 Paz Oil Company, Ltd. 66,064
147,770 Plus500, Ltd. 2,987,074
Total 11,341,924
Italy (1.7%)
19,281 Amplifon SPA
a
689,500
288,488 Anima Holding SPA
b
1,131,101
15,420 ASTM SPA 322,616
155,858 Azimut Holding SPA 2,814,333
32,676 Banca Popolare Di Sondrio SCRL
a
68,484
27,147 Biesse SPA
a
461,729
129,453 Buzzi Unicem SPA 3,007,672
6,457 De'Longhi SPA
a
220,781
368,131 Enel SPA 3,193,891
130,781 Eni SPA 1,022,200
67,501 Interpump Group SPA 2,503,248
145,125 Intesa Sanpaolo SPA
a
273,043
73,918 Italgas SPA 466,192
13,206 La Doria SPA 172,811
879,903 Piaggio & C. SPA 2,377,323
139,440 Recordati SPA 7,142,859
11,997 Reply SPA 1,382,730
3,528 Sesa SPA
a
353,945
17,487 Tinexta SPA
a
340,311
Total 27,944,769
Japan (21.0%)
38,500 ABC-MART, Inc. 2,004,550
189 Activia Properties, Inc. 719,795
22,900 Adeka Corporation 329,785
12,700 Aica Kogyo Company, Ltd. 452,733
43,400 Aichi Corporation 363,702
29,400 Air Water, Inc. 397,626
1,400 Alpen Company, Ltd. 26,485
70,100 Alps Electric Company, Ltd. 944,921
17,400 AOKI Holdings, Inc. 87,505
35,600 Arcland Sakamoto Company, Ltd. 730,807
4,100 Arcland Service Holdings
Company, Ltd. 82,511
18,300 Arcs Company, Ltd. 469,819
5,000 Argo Graphics, Inc. 171,768
2,300 AS ONE Corporation 329,515
6,000 Asahi Group Holdings, Ltd. 209,116
5,400 Asahi Intecc Company, Ltd. 169,715
Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
26,100 ASKUL Corporation $ 1,066,164
130,000 Astellas Pharmaceutical, Inc. 1,937,858
23,600 Autobacs Seven Company, Ltd. 307,392
5,900 Avex, Inc. 55,058
6,700 Azbil Corporation 251,049
6,200 BayCurrent Consulting, Inc. 864,813
4,900 Belc Company, Ltd. 362,015
51,000 Bridgestone Corporation 1,612,067
43,900 Bunka Shutter Company, Ltd. 347,418
7,100 Calbee, Inc. 233,860
26,200 Canon Electronics, Inc. 367,184
4,900 Canon Marketing Japan, Inc. 98,351
3,200 Capcom Company, Ltd. 178,587
9,600 Cawachi, Ltd. 266,641
21,800 Central Glass Company, Ltd. 453,390
2,700 Change, Inc.
a
216,397
79,000 Chiyoda Company, Ltd. 735,968
8,000 Chiyoda Integre Company, Ltd. 124,200
54,600 Chugai Pharmaceutical Company,
Ltd. 2,450,201
6,000 Chugoku Marine Paints, Ltd. 56,852
254,226 Citizen Watch Company, Ltd.
a
713,175
9,500 CKD Corporation 155,991
10,200 Cocokara Fine, Inc. 660,128
80,200 Computer Engineering &
Consulting, Ltd. 1,244,307
8,500 CONEXIO Corporation 95,406
7,900 Cosel Company, Ltd. 81,216
18,000 Create Restaurants Holdings, Inc.
a
103,437
6,400 Create SD Holdings Company, Ltd. 224,547
6,500 Daiichi Jitsugyo Company, Ltd. 229,939
121,200 Daiichi Sankyo Company, Ltd. 3,720,569
28,100 Daiichikosho Company, Ltd. 902,500
18,000 Daikin Industries, Ltd. 3,325,938
15,900 Daito Trust Construction Company,
Ltd. 1,409,453
55 Daiwa Office Investment
Corporation 314,744
1,800 Daiwabo Holdings Company, Ltd. 116,431
200,600 DCM Holdings Company, Ltd. 2,763,876
180,300 Dena Company, Ltd. 3,318,206
77,300 Denso Corporation 3,388,194
30,200 Dexerials Corporation 318,122
22,900 DIC Corporation 572,497
16,000 DIP Corporation 329,603
500 DISCO Corporation 122,252
12,800 Doshisha Company, Ltd. 257,635
39,300 Doutor Nichires Holdings
Company, Ltd. 597,124
27,300 DOWA Holdings Company, Ltd. 801,311
150,422 DTS Corporation 3,201,181
10,000 Earth Chemical Company, Ltd. 744,828
18,100 Ebara Corporation 490,801
78,200 EDION Corporation 819,279
29,900 Eiken Chemical Company, Ltd. 602,309
17,100 Eisai Company, Ltd. 1,561,783
4,000 Electric Power Development
Company, Ltd. 61,697
518,300 Eneos Holdings, Inc. 1,849,226
34,200 EPS Holdings, Inc. 339,130
141,400 Exedy Corporation 1,841,874
63,500 F@N Communications, Inc. 292,013
700 FANUC Corporation 134,341
4,100 Fast Retailing Company, Ltd. 2,576,528
1,000 FP Corporation 42,120
88,000 Fuji Soft, Inc. 4,537,789

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
4,500 Fujibo Holdings, Inc. $ 156,954
17,600 Fujimi Incorporated 613,680
384 Fukuoka REIT Corporation 498,671
4,800 Fuyo General Lease Company, Ltd. 297,563
60,100 Glory, Ltd. 1,347,542
94 GLP J-Reit 144,674
17,100 GMO Internet, Inc. 447,993
32,500 Goldcrest Company, Ltd. 426,176
209,500 Gree, Inc. 1,018,375
97,991 GS Yuasa Corporation 1,693,342
25,800 Gurunavi, Inc. 177,141
40,000 H.U. Group Holdings, Inc. 1,070,156
21,600 Hakuhodo Dy Holdings, Inc. 279,317
900 Hamakyorex Company, Ltd. 27,359
385 Hankyu REIT, Inc. 448,310
116,600 Hanwa Company, Ltd. 2,334,033
1,093 Heiwa Real Estate REIT, Inc. 1,207,614
47,400 Hitachi, Ltd. 1,604,938
31,100 Hogy Medical Company, Ltd. 1,065,326
192,000 Hokuetsu Corporation 659,496
11,200 Hokuto Corporation 238,809
79 Hoshino Resorts REIT, Inc. 398,375
6,400 Hosiden Corporation 57,868
27,100 Hoya Corporation 3,060,033
15,200 IBIDEN Company, Ltd. 517,972
1,301 Ichigo Real Estate Investment
Corporation 945,773
35,700 INES Corporation 553,681
3,600 Information Services International-
Dentsu, Ltd. 226,716
338 Invesco Office J-Reit, Inc. 46,824
747 Invincible Investment Corporation 223,130
44,800 ITOCHU Techno-Solutions
Corporation 1,699,508
35,500 Izumi Company, Ltd. 1,294,471
1,000 JAC Recruitment Company, Ltd. 12,541
16,600 Japan Aviation Electronics Industry,
Ltd. 229,845
1,166 Japan Hotel REIT Investment
Corporation 576,126
25,700 Japan Investment Adviser
Company, Ltd. 304,195
48,400 Japan Lifeline Company, Ltd. 642,205
199 Japan Logistics Fund, Inc. 570,597
66,600 Japan Material Company, Ltd. 933,794
228,200 Japan Post Bank Company, Ltd. 1,779,917
179,900 Japan Post Holdings Company,
Ltd. 1,226,748
14 Japan Prime Realty Investment
Corporation 43,437
100,500 Japan Tobacco, Inc. 1,833,501
3,700 Justsystems Corporation 262,073
344,900 JVCKENWOOD Corporation 480,837
8,800 Kaga Electronics Company, Ltd. 187,786
25,700 Kaken Pharmaceutical Company,
Ltd. 1,177,712
83,700 Kamigumi Company, Ltd. 1,649,339
575,211 Kandenko Company, Ltd. 4,698,502
6,300 Kaneka Corporation 176,494
9,800 Kanematsu Electronics, Ltd. 398,055
34,929 Kao Corporation 2,622,147
86,100 KDDI Corporation 2,165,549
610 Kenedix Retail REIT Corporation 1,231,114
20,100 Kewpie Corporation 413,413
14,300 Keyence Corporation 6,684,954
76,800 Kinden Corporation 1,356,385
Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
17,400 Kintetsu World Express, Inc. $ 370,881
8,200 Kissei Pharmaceutical Company,
Ltd. 185,424
2,300 KLab, Inc.
a
20,667
4,900 Kobayashi Pharmaceutical
Company, Ltd. 473,467
13,600 Koei Tecmo Holdings Company,
Ltd. 656,124
66,700 Kohnan Shoji Company, Ltd. 2,598,335
75,400 Kokuyo Company, Ltd. 950,427
14,600 KOMEDA Holdings Company, Ltd. 272,552
24,800 KOMERI Company, Ltd. 783,832
54,300 Konoike Transport Company, Ltd. 597,627
2,600 Koshidaka Holdings Company, Ltd. 10,647
195,300 K's Holdings Corporation 2,643,968
4,900 Kurabo Industries, Ltd. 89,790
16,600 Kureha Corporation 720,310
18,200 Kyokuto Kaihatsu Kogyo Company,
Ltd. 242,333
25,900 KYORIN Holdings, Inc. 525,021
1,900 Lasertec Corporation 156,178
54,100 Lintec Corporation 1,259,743
9,900 Little Earth Corporation
Company,Ltd. 120,806
31,300 M3, Inc. 1,936,101
47,800 Macnica Fuji Electronics Holdings,
Inc. 876,337
315,700 Marubeni Corporation 1,792,357
32,100 Matsui Securities Company, Ltd. 288,804
1,000 Max Company, Ltd. 15,053
22,300 Maxell Holdings, Ltd.
a
230,618
59,900 MCJ Company, Ltd. 548,004
31,900 MegaChips Corporation 872,670
23,400 Meiko Network Japan Company,
Ltd. 163,962
16,200 MEITEC Corporation 826,194
1,184 MIRAI Corporation 448,456
39,800 MIRAIT Holdings Corporation 611,036
367,800 Mitsubishi Corporation 8,803,428
107,100 Mitsubishi Electric Corporation 1,453,262
4,500 Mitsubishi Estate Company, Ltd. 68,164
7,500 Mitsubishi Pencil Company, Ltd. 97,906
6,600 Mitsubishi Research Institute, Inc. 278,149
11,700 Mitsubishi Shokuhin Company, Ltd. 308,194
863,000 Mitsubishi UFJ Financial Group,
Inc. 3,444,128
24,400 Mitsubishi UFJ Lease & Finance
Company, Ltd. 113,371
393,000 Mitsui & Company, Ltd. 6,752,848
30,400 Mitsui Fudosan Company, Ltd. 529,011
9,100 Mitsui Sugar Company, Ltd. 168,663
48,500 Mixi, Inc. 1,307,673
45,000 Mizuho Financial Group, Inc. 561,675
404 Mori Trust Sogo REIT, Inc. 511,002
71,100 MS and AD Insurance Group
Holdings, Inc. 1,915,663
41,700 Murata Manufacturing Company,
Ltd. 2,711,633
22,700 Nagase & Company, Ltd. 317,953
155,900 NEC Networks & System Integration
Corporation 2,996,773
7,900 NEXT Co.,Ltd. 33,460
33,700 Nichi-Iko Pharmaceutical
Company, Ltd. 383,080
23,600 Nichirei Corporation 624,116
32,400 Nidec Corporation 3,038,405

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
20,000 Nihon Chouzai Company, Ltd. $ 323,738
95,700 Nihon Unisys, Ltd. 3,019,356
59,200 Nikkon Holdings Company, Ltd. 1,283,379
8,400 Nintendo Company, Ltd. 4,760,207
39 Nippon Building Fund, Inc. 220,739
50,900 Nippon Electric Glass Company,
Ltd. 951,208
29,100 Nippon Flour Mills Company, Ltd. 479,146
29,600 Nippon Kayaku Company, Ltd. 260,879
265,294 Nippon Light Metal Holdings
Company, Ltd. 4,207,625
20,500 Nippon Parking Development
Company, Ltd. 25,536
255 Nippon REIT Investment
Corporation 867,006
54,100 Nippon Steel Trading Corporation 1,545,491
49,600 Nippon Telegraph & Telephone
Corporation 1,012,667
28,700 Nipro Corporation 335,089
9,300 Nishimatsu Construction Company,
Ltd. 184,731
1,000 Nishio Rent All Company, Ltd. 21,384
140,205 Nissan Motor Company, Ltd.
a
495,849
16,500 Nissha Company, Ltd. 205,956
34,800 Nisshin Oillio Group, Ltd. 1,051,069
1,700 Nitta Corporation 37,616
5,100 Nitto Kogyo Corporation 101,343
21,500 Noevir Holdings Company, Ltd. 1,006,298
15,600 Nojima Corporation 421,002
304 Nomura Real Estate Master Fund,
Inc. 380,842
4,600 Noritake Company, Ltd. 144,885
37,100 NS Solutions Corporation 1,143,162
153,200 NSD Company, Ltd. 3,009,080
112,900 NTT DOCOMO, Inc. 4,148,637
5,400 OBIC Company, Ltd. 949,658
12,777 Okinawa Electric Power Company,
Inc. 200,169
15,500 Okuwa Company, Ltd. 221,513
79,700 Olympus Corporation 1,657,421
62 One REIT, Inc. 147,162
310,700 Onward Holdings Company, Ltd. 804,916
26,300 Open House Company, Ltd. 952,836
21,400 Oracle Corporation Japan 2,310,705
14,100 Oriental Land Company, Ltd. 1,977,458
128,100 ORIX Corporation 1,600,004
50,200 Otsuka Corporation 2,565,288
11,200 Paramount Bed Holdings
Company, Ltd. 462,922
14,800 Pasona Group, Inc. 225,857
901 Premier Investment Corporation 1,048,831
24,100 Prima Meat Packers, Ltd. 743,079
31,400 Rakus Company, Ltd. 563,330
92,884 Recruit Holdings Company, Ltd. 3,688,921
6,800 Restar Holdings Corporation 140,553
7,200 Ricoh Leasing Company, Ltd. 194,832
46,200 Rinnai Corporation 4,506,406
219,000 Riso Kyoiku Corporation, Ltd. 601,409
27,300 ROHTO Pharmaceutical Company,
Ltd. 897,643
3,000 Ryosan Company, Ltd. 60,146
8,000 Ryoyo Electro Corporation 222,226
19,500 Saint Marc Holdings Company, Ltd. 286,355
21,400 Samty Corporation, Ltd. 322,722
6,000 SanBio Company, Ltd.
a
117,184
19,900 Sangetsu Company, Ltd. 306,787
Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
25,700 Sanki Engineering Company, Ltd. $ 281,711
10,000 Sankyo Company, Ltd. 261,855
35,200 Sankyu Inc. 1,390,077
9,900 Sanwa Holdings Corporation 104,973
56,700 Sanyo Special Steel Company,
Ltd.
a
541,824
26,600 Sato Holdings Corporation 568,021
74,900 Sawai Pharmaceutical Company,
Ltd. 3,779,166
16,900 SBS Holdings, Inc. 353,093
43,100 Seiko Holdings Corporation 583,111
107,900 Seino Holdings Company, Ltd. 1,565,461
193,100 Senko Group Holdings Company,
Ltd. 1,800,383
34,000 Seven & I Holdings Company, Ltd. 1,056,384
43,000 Shimachu Company, Ltd. 1,454,556
700 Shindengen Electric Manufacturing
Company, Ltd. 13,383
25,700 Shin-Etsu Chemical Company, Ltd. 3,362,956
41,200 Shinko Electric Industries
Company, Ltd. 721,948
2,100 Shionogi & Company, Ltd. 112,401
17,300 Ship Healthcare Holdings, Inc. 847,135
27,409 Shiseido Company, Ltd. 1,586,706
16,800 SHO-BOND Holdings Company,
Ltd. 838,335
186,100 SKY Perfect JSAT Holdings, Inc. 813,328
4,000 SMC Corporation 2,231,347
285,800 SoftBank Corporation 3,193,627
85,200 SoftBank Group Corporation 5,271,715
794,000 Sojitz Corporation
c
1,801,921
92,400 Sony Corporation 7,081,724
593 Star Asia Investment Corporation
REIT 247,298
700 Starts Corporation, Inc. 15,368
6,900 Strike Company, Ltd. 405,480
26,800 Sugi Holdings Company, Ltd. 1,894,863
70,000 Sumitomo Chemical Company, Ltd. 231,698
166,000 Sumitomo Corporation 2,001,046
399,100 Sumitomo Electric Industries, Ltd. 4,492,798
80,800 Sumitomo Mitsui Financial Group,
Inc. 2,259,233
1,200 Sumitomo Osaka Cement
Company, Ltd. 38,804
218,300 Sumitomo Rubber Industries, Ltd. 2,027,820
49,200 Sumitomo Warehouse Company,
Ltd. 623,830
71,802 Sundrug Company, Ltd. 2,706,572
23,500 Taiho Kogyo Company, Ltd. 126,080
10,300 Taiko Pharmaceutical Company,
Ltd. 221,072
4,000 Taisei Corporation 135,388
154,000 Takara Leben Company, Ltd. 456,337
59,300 Takasago Thermal Engineering
Company, Ltd. 851,686
179,800 Takeda Pharmaceutical Company,
Ltd. 6,426,580
18,500 TANSEISHA Company, Ltd. 125,107
46,300 Terumo Corporation 1,843,421
11,300 T-GAIA Corporation 212,663
69,300 TIS, Inc. 1,471,930
1,600 Toa Corporation 25,702
7,500 Toho Company, Ltd. 309,215
8,600 Toho Holdings Company, Ltd. 185,454
44,400 Tokio Marine Holdings, Inc. 1,942,703
12,600 Tokyo Electron, Ltd. 3,291,809

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Japan (21.0%) - continued
15,900 Tokyo Ohka Kogyo Company, Ltd. $ 823,276
2,900 Tokyo Seimitsu Company, Ltd. 92,372
139 Tokyu REIT, Inc. 194,437
19,000 Topre Corporation 205,140
293,400 Toray Industries, Inc. 1,342,307
18,900 Tosei Corporation 175,941
8,600 Toshiba Machine Company, Ltd. 178,484
17,300 Tosho Company, Ltd. 213,002
38,800 Towa Pharmaceutical Company,
Ltd. 778,682
1,400 Toyo Ink SC Holdings Company,
Ltd. 26,813
101,400 Toyo Seikan Group Holdings, Ltd. 1,003,096
29,800 Toyo Tanso Company, Ltd. 502,848
83,200 Toyota Motor Corporation 5,521,985
29,600 Transcosmos, Inc. 808,168
1,000 Trusco Nakayama Corporation 25,318
63,000 Tsubakimoto Chain Company 1,482,083
30,600 Tsukui Corporation 171,856
4,400 Tsumura & Company 137,122
258,100 TV Asahi Holdings Corporation 4,098,757
8,900 UACJ Corporation 146,879
94,700 Ube Industries, Ltd. 1,599,223
3,300 ULVAC, Inc. 120,253
153 United Urban Investment
Corporation 170,252
6,100 UNITED, Inc. 85,297
35,400 Universal Entertainment
Corporation
a
647,033
68,500 USS Company, Ltd. 1,225,697
30,000 Valor Company, Ltd. 830,281
39,200 Wakita & Company, Ltd. 393,287
5,700 World Holdings Company, Ltd. 113,515
900 YAOKO Company, Ltd. 66,841
33,900 Yellow Hat, Ltd. 566,764
23,800 Zenkoku Hosho Company, Ltd. 940,560
16,100 Zenrin Company, Ltd. 173,404
23,400 ZIGExN Company, Ltd. 76,973
400 Zuken, Inc. 10,830
Total 339,038,812
Jersey (0.4%)
574,530 boohoo group plc
a
2,773,672
62,760 Experian plc 2,358,179
1,178,317 Man Group plc 1,746,738
10,583 Polymetal International plc 231,481
15,278 Sanne Group PLC 129,394
Total 7,239,464
Luxembourg (0.4%)
29,275 APERAM 823,719
685,394 B&M European Value Retail SA 4,369,543
7,457 Reinet Investments SCA 129,329
8,665 Subsea 7 SA
a
62,279
192,885 Tenaris SA ADR 1,899,917
Total 7,284,787
Malaysia (0.1%)
11,800 AEON Credit Service (M) Berhad 29,545
154,227 Berjaya Sports Toto Berhad 76,234
46,500 Bursa Malaysia Berhad 95,058
45,700 Hartalega Holdings Berhad 178,993
153,800 PETRONAS Chemicals Group
Berhad 208,387
52,100 PETRONAS Gas Berhad 206,592
87,400 Public Bank Berhad 330,561
Shares Common Stock (93.5%) Value
Malaysia (0.1%) - continued
550,600 Serba Dinamik Holdings Berhad $ 218,386
20,500 TIME dotCom Berhad 59,244
256,300 V.S. Industry Berhad 140,878
104,700 Yinson Holdings Berhad 141,262
Total 1,685,140
Mexico (0.2%)
19,397 America Movil SAB de CV ADR 242,269
27,800 Arca Continental SAB de CV 119,830
35,300 Becle, SAB de CV 71,777
2,414 Coca-Cola FEMSA SAB de CV ADR 98,298
93,200 Corporacion Inmobiliaria Vesta,
SAB de CV 140,022
4,881 Fomento Economico Mexicano SAB
de CV ADR 274,263
7,755 Gruma, SAB de CV 85,822
4,390 Grupo Aeroportuario del Sureste,
SAB de CV
a
50,945
44,100 Grupo Bimbo SAB de CV 82,051
122,433 Grupo Financiero Banorte SAB de
CV ADR
a
422,977
40,600 Grupo Financiero Inbursa, SAB de
CV
a
31,380
99,500 Grupo Mexico, SAB de CV 253,255
9,215 Industrias Penoles, SAB de CV 148,547
26,800 Kimberly-Clark de Mexico SAB de
CV 42,349
13,700 Megacable Holdings SAB de CV 39,672
455,700 Wal-Mart de Mexico, SAB de CV 1,090,432
Total 3,193,889
Netherlands (4.7%)
167,624 Aalberts NV 6,027,729
123,197 ABN AMRO Group NV
b
1,029,874
53,540 ASM International NV 7,674,623
41,618 ASML Holding NV 15,372,657
80,364 BE Semiconductor Industries NV 3,445,373
4,764 Corbion NV 219,077
40,065 Euronext NV
b
5,018,818
7,007 Ferrari NV 1,285,925
31,772 Flow Traders
b
1,269,686
6,974 IMCD NV 829,456
56,191 ING Groep NV
a
401,030
60,192 Koninklijke DSM NV 9,909,564
197,403 Koninklijke Philips NV
a
9,321,253
32,168 NN Group NV 1,205,784
3,836 NSI NV 134,917
717,521 PostNL NV
a
2,178,358
28,515 SBM Offshore NV 454,864
125,692 Signify NV
a,b
4,649,003
17,373 TKH Group NV 633,834
76,089 Unilever NV 4,620,711
Total 75,682,536
New Zealand (<0.1%)
260,851 Z Energy, Ltd. 475,418
Total 475,418
Norway (1.5%)
19,857 Atea ASA 244,659
80,944 Austevoll Seafood ASA 674,179
6,005 Borregaard ASA 92,268
596,890 DnB ASA
a
8,315,048
392,638 Elkem ASA
b
837,196
289,813 Entra ASA
b,c
4,072,728
92,253 Equinor ASA 1,307,010

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Norway (1.5%) - continued
271,773 Europris ASA
b
$ 1,393,292
4,277 Fjordkraft Holding ASA
b
41,528
166,995 Leroy Seafood Group ASA 958,945
117,932 Orkla ASA 1,190,226
36,889 SalMar ASA
a
2,090,625
13,950 Scatec Solar ASA
b
322,172
34,530 SpareBank 1 SMN 312,137
36,701 Veidekke ASA
a
472,448
39,375 Yara International ASA 1,515,141
Total 23,839,602
Panama (<0.1%)
36,985 Avianca Holdings SA ADR
a,d
16,643
Total 16,643
Peru (<0.1%)
35,686 Cia de Minas Buenaventura SA
ADR 436,083
Total 436,083
Philippines (<0.1%)
4,860 Globe Telecom, Inc. 208,461
62,060 Jollibee Foods Corporation 186,049
31,760 Manila Electric Company 178,059
216,000 Puregold Price Club, Inc. 218,907
Total 791,476
Poland (0.2%)
48,358 Asseco Poland SA 869,400
781 Bank Handlowy w Warszawie SA
a
7,416
6,227 Bank Pekao SA
a
81,114
3,281 CD Projekt SA
a
355,260
19,069 Cyfrowy Polsat SA
a
133,461
1,229 Dino Polska SA
a,b
72,297
22,471 Jastrzebska Spolka Weglowa SA
a
149,773
9,204 KGHM Polska Miedz SA
a
281,660
14 LPP SA
a
23,792
23,273 Polski Koncern Naftowy Orlen SA 276,207
32,814 Powszechna Kasa Oszczednosci
Bank Polski SA
a
180,097
4,914 Santander Bank Polska SA
a
181,197
214 TEN Square Games SA 31,838
Total 2,643,512
Portugal (<0.1%)
75,870 CTT-Correios de Portugal SA
a
224,244
Total 224,244
Russian Federation (0.5%)
56,180 Aeroflot PJSC
a
53,392
803,300 Credit Bank of Moscow PJSC
a
60,609
80,584 Gazprom PJSC ADR 350,697
1,668,000 Inter Rao UES PJSC 120,221
10,407 Lukoil ADR 601,326
35,630 M.Video PJSC 311,212
12,788 Magnit OJSC GDR 190,630
9,400 Mechel PJSC ADR
a
14,194
1,401 MMC Norilsk Nickel PJSC ADR 33,796
27,732 Mobile TeleSystems PJSC ADR 242,101
136,020 Moscow Exchange MICEX-RTS
PJSC 256,003
3,214 Novatek PJSC GDR 439,947
2,480 Novolipetsk Steel OJSC GDR 54,909
338 PAO Transneft
a
641,837
5,701 PhosAgro OAO GDR 68,530
113,760 PJSC Rostelecom 143,952
Shares Common Stock (93.5%) Value
Russian Federation (0.5%) - continued
677 Polyus PJSC GDR $ 71,324
138,119 Rosneft Oil Company PJSC GDR 678,470
691,190 Sberbank of Russia PJSC
a
2,021,943
25,150 Severstal PJSC 320,531
1,308,500 Surgutneftegas PJSC 660,980
95,516 Surgutneftegas PJSC ADR 420,591
801,000 Unipro PJSC 28,596
Total 7,785,791
Saudi Arabia (0.2%)
6,126 Advanced Petrochemical Company 96,706
7,143 Al Rajhi Bank 125,198
12,056 Arab National Bank 65,433
8,008 Arabian Cement Company 69,386
14,709 Arriyadh Development Company 65,645
8,704 Banque Saudi Fransi 75,231
6,051 Dur Hospitality Company 50,221
11,462 Eastern Province Cement Company 107,673
6,125 Jarir Marketing Company 306,639
3,628 Leejam Sports Company JSC 69,157
41,665 National Commercial Bank 413,881
34,196 National Industrialization Company
a
121,289
6,747 National Medical Care Company 99,487
3,034 Qassim Cement Company 60,107
49,760 Riyad Bank 247,991
23,669 Sahara International Petrochemical
Company 104,426
4,585 Saudi Arabian Mining Company
a
51,268
45,025 Saudi Arabian Oil Company
b
431,201
30,184 Saudi British Bank 203,849
24,013 Saudi Industrial Investment Group
Company 149,233
20,922 Seera Holding Group
a
106,576
4,327 Southern Province Cement
Company 79,596
7,089 United Electronics Company 131,826
10,239 United International Transportation
Company 92,844
Total 3,324,863
Singapore (0.6%)
328,836 AEM Holdings, Ltd. 937,708
811,500 Ascendas REIT 1,941,865
144,300 China Aviation Oil (Singapore)
Corporation, Ltd. 98,946
4,256 China Yuchai International, Ltd. 76,608
238,900 DBS Group Holdings, Ltd. 3,512,153
369,200 Frasers Logistics and Commercial
Trust 378,028
457,000 Keppel DC REIT 976,806
151,500 Parkway Life REIT
a
461,666
185,900 Singapore Exchange, Ltd. 1,253,834
287,300 Singapore Post, Ltd. 136,409
568,200 Yanlord Land Group, Ltd. 472,868
Total 10,246,891
South Africa (0.5%)
86,279 AECI, Ltd. 395,390
5,302 African Rainbow Minerals, Ltd. 61,207
2,442 Anglo American Platinum, Ltd. 169,072
9,341 AngloGold Ashanti, Ltd. ADR 246,416
8,949 Aspen Pharmacare Holdings, Ltd.
a
63,888
11,869 AVI, Ltd. 52,656
59,248 Barloworld, Ltd. 216,573
3,860 Bid Corporation, Ltd. 59,387
1,215 Capitec Bank Holdings, Ltd. 74,833

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
South Africa (0.5%) - continued
6,359 Clicks Group, Ltd. $ 84,406
96,965 DataTec, Ltd.
a
127,762
2,851 Drdgold, Ltd. 3,358
42,870 FirstRand, Ltd. 105,198
3,398 Gold Fields, Ltd. ADR 41,761
13,454 Impala Platinum Holdings, Ltd. 116,898
73,825 Investec, Ltd. 138,571
8,051 Kumba Iron Ore, Ltd. 237,829
259,716 Momentum Metropolitan Holdings 240,334
22,243 Motus Holdings, Ltd.
a
57,095
35,465 MTN Group, Ltd. 118,990
21,115 MultiChoice Group, Ltd. 121,970
16,997 Naspers, Ltd.
a
3,002,077
117,244 Ninety One, Ltd.
a
308,963
12,559 Pick n Pay Stores, Ltd. 35,202
13,356 Sasol, Ltd.
a
102,692
15,201 Shoprite Holdings, Ltd. 124,013
94,363 Sibanye Stillwater, Ltd. 261,893
13,242 Spar Group, Ltd. 149,931
30,320 Standard Bank Group 194,738
9,690 Tiger Brands, Ltd. 110,362
38,041 Vodacom Group 278,966
Total 7,302,431
South Korea (1.4%)
3,041 Binggrae Company, Ltd. 153,844
24,643 Cheil Worldwide, Inc. 441,427
2,268 Chong Kun Dang Pharmaceutical
Corporation 321,073
2,761 Daishin Securities Company, Ltd. 23,003
3,951 Daou Technology, Inc. 72,314
4,675 DB HiTek Company, Ltd. 149,779
5,963 DongKook Pharmaceutical
Company, Ltd. 139,524
22,812 Dongkuk Steel Mill Corporation,
Ltd.
a
123,689
30,463 Hancom, Inc.
a
492,659
3,351 Handsome Corporation 86,429
2,503 Hansol Chemical Company, Ltd. 320,526
4,536 Hansol Paper Company, Ltd. 54,029
8,742 Hanwha Corporation 187,964
24,108 Hanwha Investment & Securities
Corporation, Ltd.
a
35,747
331,561 Hanwha Life Insurance
Corporation, Ltd. 432,501
1,919 Hyundai Department Store
Company, Ltd. 92,269
1,086 Hyundai Motor Company 165,420
8,333 Hyundai Steel Company 175,123
35,162 JB Financial Group Corporation,
Ltd. 135,521
454 Kakao Corporation 141,173
4,915 KEPCO Plant Service &
Engineering Company, Ltd. 113,731
29,509 Kia Motors Corporation 1,183,368
2,807 Korea Zinc Company, Ltd. 905,939
1,696 LG Chem, Ltd. 946,656
5,902 LG Electronics, Inc. 462,321
397 LG Household & Health Care, Ltd. 489,920
16,532 LG International Corporation 217,926
7,526 LS Electric Company, Ltd. 363,791
4,048 NAVER Corporation 1,028,683
2,049 NCSoft Corporation 1,412,034
1,223 OptoElectronics Solutions
Company, Ltd. 58,592
11,065 Poongsan Corporation 224,579
Shares Common Stock (93.5%) Value
South Korea (1.4%) - continued
5,305 POSCO $ 888,130
10,050 Samsung Card Corporation, Ltd. 242,645
2,395 Samsung Electro-Mechanics
Company, Ltd. 283,830
164,035 Samsung Electronics Company,
Ltd. 8,143,380
21,907 Samsung Securities Corporation,
Ltd. 572,472
4,480 SeAH Besteel Corporation 37,417
7,263 Sillicon Works Company, Ltd. 279,332
1,582 SK Holdings Company, Ltd 267,111
11,759 SK Hynix, Inc. 842,918
559 Soulbrain Company, Ltd.
a
103,579
431 Taekwang Industrial Corporation,
Ltd. 239,654
2,237 Taeyoung Engineering &
Construction 18,900
2,157 Ty Holdings Company, Ltd.
a
45,095
Total 23,116,017
Spain (1.3%)
62,605 Acerinox SA
a
513,329
144,444 Applus Services SA
a
1,080,479
426,861 Banco Bilbao Vizcaya Argentaria
SA 1,184,947
1,051,482 Banco de Sabadell SA 364,952
792,919 Banco Santander SA 1,479,003
163,349 CIA De Distribucion Integral 2,788,341
148,835 Enagas SA 3,434,110
111,092 Faes Farma SA 447,131
5,494 Fluidra SA
a
92,779
28,492 Global Dominion Access SA
b
116,252
76,724 Grifols SA 2,206,221
113,006 Iberdrola SA 1,390,952
48,431 Industria de Diseno Textil SA 1,339,822
8,997 Let's GOWEX SA
a,d,e
1
605,090 Mediaset Espana Comunicacion
SA
a
2,240,970
164,379 Merlin Properties Socimi SA 1,371,106
27,143 Repsol SA 183,369
38,525 Solaria Energia y Medio Ambiente
SA
a
729,119
Total 20,962,883
Sweden (3.3%)
126,397 AB Industrivarden
a
3,361,363
4,817 AF Poyry AB
a
136,080
14,250 Alfa Laval AB
a
314,562
166,506 Arjo AB 1,030,919
277,099 Assa Abloy AB 6,478,607
173,598 Betsson AB 1,330,706
29,044 Bilia AB
a
365,066
5,195 BillerudKorsnas AB 86,920
65,570 Biotage AB
a
1,298,097
5,454 Bure Equity AB 171,466
157,403 Castellum AB 3,575,297
16,885 Clas Ohlson AB 171,530
577,844 Cloetta AB
a
1,672,935
75,008 Dios Fastigheter AB 530,490
31,084 Dometic Group AB
a,b
383,780
61,064 Dustin Group AB
b
383,705
22,488 Evolution Gaming Group AB
b
1,485,853
13,143 Fortnox AB 396,234
117,574 Getinge AB 2,558,277
68,944 Granges AB
a
615,371
424,630 Hexpol AB
a
3,798,366

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Sweden (3.3%) - continued
108,903 Holmen AB $ 4,040,842
118,033 Husqvarna AB 1,297,911
83,141 Inwido AB
a
845,026
416,683 Kungsleden AB 3,944,407
6,867 L E Lundbergforetagen AB
a
339,292
72,805 LeoVegas AB
b
307,764
9,621 Lifco AB 744,161
70,362 Lindab International AB 1,222,682
20,612 Loomis AB
a
563,871
11,428 Lundin Energy AB 226,627
90,333 Nobia AB
a
604,038
89,288 Nobina AB
a,b
586,959
26,293 Nolato AB
a
2,550,774
40,601 Pandox AB
a
465,462
11,199 Paradox Interactive AB 379,693
28,755 Resurs Holding AB
b
148,694
121,148 SKF AB 2,499,352
89,075 Svenska Handelsbanken AB
a
745,270
34,217 Thule Group AB
b
1,129,145
26,328 Wihlborgs Fastigheter AB 519,912
Total 53,307,506
Switzerland (10.6%)
2,399 Allreal Holding AG 516,873
7,491 ALSO Holding AG
a
1,983,834
3,213 Bachem Holding AG 1,363,591
33,295 Baloise Holding AG 4,901,839
94 Belimo Holding AG 709,702
2,712 Bucher Industries AG 1,033,046
6,853 EMS-CHEMIE Holding AG
c
6,157,183
144,661 Ferrexpo plc 329,430
76 Forbo Holding AG 124,700
66,923 Galenica AG
b
4,653,608
13,207 Geberit AG 7,813,585
1,638 Givaudan SA 7,072,574
275 Gurit Holding AG 585,566
19,114 Huber & Suhner AG 1,439,407
420 Interroll Holding AG 1,062,297
20,715 Kuehne & Nagel International AG 4,022,303
306 Lindt & Spruengli AG 2,582,938
77,750 Logitech International SA 6,022,681
248,571 Nestle SA 29,582,942
166,578 Novartis AG 14,463,022
88,210 PSP Swiss Property AG 10,655,836
72,555 Roche Holding AG 24,853,030
6,455 Roche Holding AG-BR 2,219,930
10,019 Schindler Holding AG, Participation
Certificate 2,734,990
24 Schweiter Technologies AG 33,457
2,703 Siegfried Holding AG 1,848,599
33,270 Sika AG 8,169,509
22,891 Sonova Holding AG
a
5,800,927
638 Straumann Holding AG 645,402
17,674 Swiss Life Holding AG 6,687,693
20,745 Tecan Group AG 10,316,812
424 Valiant Holding AG 35,666
1,452 Zehnder Group AG 70,227
Total 170,493,199
Taiwan (1.9%)
80,000 Accton Technology Corporation 618,935
160,000 Capital Securities Corporation 59,715
65,000 Cheng Loong Corporation 71,108
4,012,000 China Development Financial
Holding Corporation 1,186,700
101,000 Chipbond Technology Corporation 222,592
Shares Common Stock (93.5%) Value
Taiwan (1.9%) - continued
123,000 Compeq Manufacturing Company,
Ltd. $ 175,092
1,192,000 CTBC Financial Holding Company,
Ltd. 761,571
252,000 Delta Electronics, Inc. 1,654,744
42,000 Feng Hsin Iron & Steel Company,
Ltd. 81,306
1,177,000 Fubon Financial Holding Company,
Ltd. 1,712,670
159,000 Goldsun Building Materials
Company, Ltd. 129,783
23,000 Greatek Electronics, Inc. 39,191
663,000 Hon Hai Precision Industry
Company, Ltd. 1,782,483
90,000 Huaku Development Company, Ltd. 269,088
562,566 IBF Financial Holdings Company,
Ltd. 229,392
79,000 Makalot Industrial Company, Ltd. 469,376
32,000 MediaTek, Inc. 678,047
72,000 Merry Electronics Company, Ltd. 370,133
58,000 Namchow Holdings Company, Ltd. 84,575
34,000 Novatek Microelectronics
Corporation 313,625
38,000 Realtek Semiconductor Corporation 487,097
255,000 SerComm Corporation 640,602
766,000 Shinkong Synthetic Fibers
Corporation 291,201
500,645 Sigurd Microelectronics
Corporation 657,170
101,000 Sinbon Electronics Company, Ltd. 628,781
73,000 Sitronix Technology Corporation 332,211
174,000 Sunonwealth Electric Machine
Industry Company, Ltd. 375,734
131,000 Syncmold Enterprise Corporation 381,963
134,000 Synnex Technology International
Corporation 192,013
118,000 Systex Corporation 336,704
893,148 Taichung Commercial Bank
Company, Ltd. 331,202
13,475 Taiwan Hon Chuan Enterprise
Company, Ltd. 25,700
831,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 12,509,377
30,000 Taiwan Surface Mounting
Technology Corporation 108,706
153,000 TECO Electric & Machinery
Company, Ltd. 158,030
187,000 Topco Scientific Company, Ltd. 741,580
79,000 Transcend Information, Inc. 171,973
320,000 TXC Corporation 802,789
58,000 Uni-President Enterprises
Corporation 125,614
1,196,000 United Microelectronics
Corporation 1,179,708
148,000 YFY, Inc. 88,303
Total 31,476,584
Thailand (0.1%)
44,600 Advanced Info Service Public
Company, Ltd. NVDR 241,621
208,400 Airports of Thailand Public
Company, Ltd. NVDR 373,395
253,100 Com7 Public Company, Ltd. NVDR 316,467
19,900 Hana Microelectronics Public
Company, Ltd. NVDR 27,457

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (93.5%) Value
Thailand (0.1%) - continued
232,700 Intouch Holdings Public Company,
Ltd. NVDR $ 377,720
222,400 Major Cineplex Group Public
Company, Ltd. NVDR 108,876
267,700 Ratchthani Leasing Public
Company, Ltd. 34,271
420,500 Thai Vegetable Oil Public
Company, Ltd. NVDR 435,622
Total 1,915,429
Turkey (0.1%)
14,192 BIM Birlesik Magazalar AS 127,248
161,643 Eregli Demir ve Celik Fabrikalari
TAS 198,126
171,778 Haci Omer Sabanci Holding AS 184,545
8,057 Koza Altin Isletmeleri AS
a
81,477
42,183 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
69,131
12,705 Migros Ticaret AS
a
67,780
85,629 TAV Havalimanlari Holding AS 169,814
5,494 Turkcell Iletisim Hizmetleri AS ADR 26,316
95,166 Turkiye Is Bankasi AS
a
65,885
11,863 Vestel Elektronik Sanayi ve Ticaret
AS
a
26,602
Total 1,016,924
United Kingdom (8.2%)
97,511 Assura plc 97,062
17,860 AstraZeneca plc 1,951,472
420,957 Auto Trader Group plc
b
3,056,333
172,100 Aviva plc 636,728
22,742 Bellway plc 689,297
57,217 BHP Group plc 1,220,682
84,976 BP plc 245,750
63,283 Brewin Dolphin Holdings plc 190,521
125,560 British American Tobacco plc 4,504,023
55,581 Bunzl plc 1,794,520
60,709 Carnival plc 772,352
24,111 Central Asia Metals plc 50,078
557,234 Cineworld Group plc
c
291,399
39,542 Computacenter plc 1,207,440
81,961 Croda International plc 6,611,477
40,594 Dechra Pharmaceuticals plc 1,687,900
5,313 Derwent London plc 175,911
40,982 Diageo plc 1,407,686
30,803 Diploma plc 873,405
1,028,064 Direct Line Insurance Group plc 3,585,606
49,937 Diversified Gas & Oil plc 67,605
33,987 Dunelm Group plc 611,968
124,141 G4S plc
a
320,188
16,385 Games Workshop Group plc 2,149,738
627,604 GlaxoSmithKline plc 11,766,063
74,828 Greggs plc
a
1,133,935
259,822 Halma plc 7,849,744
40,108 Hays plc 58,202
52,493 HomeServe plc 836,469
125,678 Howden Joinery Group plc 956,553
1,340,062 HSBC Holdings plc 5,242,693
287,117 IG Group Holdings plc 2,932,900
72,579 IMI plc 979,072
204,893 Inchcape plc
a
1,161,905
1,752,917 ITV plc 1,528,122
18,677 Jet2 plc 161,697
293,532 John Wood Group plc
a
805,916
101,775 Jupiter Fund Management plc 293,818
29,640 Kainos Group plc 379,794
Shares Common Stock (93.5%) Value
United Kingdom (8.2%) - continued
100,902 KAZ Minerals plc $ 682,256
1,968,184 Lloyds TSB Group plc
a
668,166
82,537 Marshalls plc 694,170
1,721,443 Moneysupermarket.com Group plc 5,933,874
8,055 Morgan Sindall Group plc 118,238
407,672 National Express Group plc
a
801,280
5,889 Ninety One plc
a
15,441
47,634 PageGroup plc
a
229,629
264,237 Paragon Banking Group plc 1,132,848
49,566 Playtech plc
a
231,412
133,213 Redrow plc
a
693,118
352,042 RELX plc 7,835,813
100,916 Rightmove plc 815,846
70,841 Rio Tinto plc 4,262,699
151,175 Rotork plc 548,106
436,801 Royal Dutch Shell plc, Class A 5,452,760
482,181 Royal Dutch Shell plc, Class B 5,847,462
42,357 RWS Holdings plc 308,345
129,308 Safestore Holdings plc 1,298,660
726,295 Sage Group plc 6,749,624
4,204 Savills plc
a
42,255
21,855 Softcat plc 339,834
22,456 Spectris plc 705,008
25,832 Spirax-Sarco Engineering plc 3,678,540
314,522 Spirent Communications plc 1,156,596
46,928 St. James's Place plc 564,565
273,879 Tate & Lyle plc 2,350,478
758,241 Tullow Oil plc
a
148,355
125,166 Unilever plc 7,716,924
61,763 UNITE Group plc
a
667,827
Total 131,976,153
United States (0.1%)
34,116 Yum China Holding, Inc. 1,806,442
Total 1,806,442
Total Common Stock
(cost $1,388,134,568) 1,510,500,171
Shares
Collateral Held for Securities
Loaned ( 0.8% )
12,458,109 Thrivent Cash Management Trust 12,458,109
Total Collateral Held for
Securities Loaned
(cost $12,458,109) 12,458,109
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
23,500 Bradespar SA 188,598
Total 188,598
South Korea (0.1%)
43,235 Samsung Electronics Company,
Ltd. 1,860,878
Total 1,860,878
Total Preferred Stock
(cost $885,535) 2,049,476
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
284,250
7,010,000 6.000%,  5/16/2024
f
175,250
1,326,000 6.000%,  11/15/2026
f
33,150

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (<0.1%) Value
Venezuela (<0.1%) - continued
$ 1,410,000 5.375%,  4/12/2027
f
$ 35,250
210,000 5.500%,  4/12/2037
f
5,250
Total 533,150
Total Long-Term Fixed Income
(cost $7,583,707) 533,150
Shares or
Principal
Amount Short-Term Investments ( 6.0% )
Federal Home Loan Bank Discount
Notes
5,700,000 0.060%,  10/7/2020
g,h
5,699,943
3,400,000 0.068%,  10/14/2020
g,h
3,399,926
200,000 0.075%,  10/22/2020
g,h
199,993
500,000 0.080%,  10/28/2020
g,h
499,978
300,000 0.065%,  11/4/2020
g,h
299,980
1,500,000 0.090%,  11/6/2020
g,h
1,499,895
1,300,000 0.060%,  11/10/2020
g,h
1,299,899
3,500,000 0.080%,  11/12/2020
g,h
3,499,714
2,900,000 0.070%,  11/18/2020
g,h
2,899,730
3,000,000 0.070%,  11/19/2020
g,h
2,999,714
2,800,000 0.075%,  12/22/2020
g,h
2,799,426
8,000,000 0.092%,  12/28/2020
g,h
7,998,240
100,000 0.100%,  1/20/2021
g,h
99,972
Thrivent Core Short-Term Reserve
Fund
6,346,871 0.310% 63,468,706
Total Short-Term Investments
(cost $96,547,072) 96,665,116
Total Investments (cost
$1,505,608,991) 100.4% $1,622,206,022
Other Assets and Liabilities,
Net (0.4%) (6,413,819)
Total Net Assets 100.0% $1,615,792,203
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $40,864,456 or
2.5% of total net assets.
c All or a portion of the security is on loan.
d In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 11,834,886
Total lending $11,834,886
Gross amount payable upon return of
collateral for securities loaned $12,458,109
Net amounts due to counterparty
$623,223
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 81,665,751 2,738,776 78,926,974 1
Consumer Discretionary 194,675,852 26,118,955 168,556,897 –
Consumer Staples 106,541,443 708,035 105,833,408 –
Energy 42,469,864 2,679,937 39,789,927 –
Financials 216,489,821 1,539,214 214,950,607 –
Health Care 194,761,607 148,511 194,613,096 –
Industrials 235,105,178 221,245 234,883,933 –
Information Technology 192,579,880 6,896,367 185,683,513 –
Materials 146,921,760 1,426,771 145,494,989 –
Real Estate 78,238,231 – 78,238,231 –
Utilities 21,050,784 79,681 20,971,103 –
Preferred Stock
Financials 188,598 – 188,598 –
Information Technology 1,860,878 – 1,860,878 –
Long-Term Fixed Income
Energy 533,150 – 533,150 –
Short-Term Investments 33,196,410 – 33,196,410 –
Subtotal Investments in Securities $1,546,279,207 $42,557,492 $1,503,721,714 $1
Other Investments  * Total
Affiliated Short-Term Investments 63,468,706
Collateral Held for Securities Loaned 12,458,109
Subtotal Other Investments $75,926,815
Total Investments at Value $1,622,206,022
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,411 2,411 – –
Total Asset Derivatives $2,411 $2,411 $– $–
Liability Derivatives
Futures Contracts 6,229,069 6,229,069 – –
Total Liability Derivatives $6,229,069 $6,229,069 $– $–

International Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
ASX
-
Australian Securities Exchange
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
FTSE
-
Financial Times Stock Exchange
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
SFE
-
Sydney Futures Exchange
TSE
-
Tokyo Stock Exchange
The following table presents International Allocation Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$33,250,376 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME Euro Foreign Exchange Currency 627 December 2020 $ 92,615,907 ( $ 638,925)
Eurex Euro STOXX 50 Index 2,529 December 2020 98,209,747 (3,918,204)
FTSE 100 Index 1 December 2020 77,588 (2,366)
ICE mini MSCI EAFE Index 617 December 2020 58,750,418 (1,579,199)
SFE S&P ASX Share Price Index 200 1 December 2020 105,461 (1,569)
TSE Tokyo Price Index 1 December 2020 151,716 2,411
Total Futures Long Contracts $ 249,910,837 ( $ 6,137,852)
ICE US mini MSCI Emerging Markets Index (1,637) December 2020 ( $ 89,004,919) ( $ 88,806)
Total Futures Short Contracts ( $ 89,004,919) ($88,806)
Total Futures Contracts $ 160,905,918 ($6,226,658)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $242,400 $286,357 $465,309 $63,469 6,347 3.9%
Total Affiliated Short-Term Investments
242,400
63,469 3.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 12,877 132,269 132,688 12,458 12,458 0.8
Total Collateral Held for Securities Loaned
12,877
12,458 0.8
Total Value
$255,277
$75,927
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(97) $118 – $1,326
Total Income/Non Income Cash from Affiliated
Investments $1,326
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 89
Total Affiliated Income from Securities Loaned, Net $89
Total Value $(97) $118 $–

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.2% ) Value
Australia (6.3%)
1,791 Afterpay , Ltd.
a
$ 105,570
5,253 AGL Energy, Ltd. 51,292
28,815 AMP, Ltd. 27,134
2,094 Ampol , Ltd. 36,140
9,893 APA Group 73,542
4,819 Aristocrat Leisure, Ltd. 105,095
1,623 ASX, Ltd. 94,890
16,375 Aurizon Holdings, Ltd. 50,376
15,624 AusNet Services, Ltd. 21,091
23,780 Australia and New Zealand
Banking Group, Ltd. 296,680
24,700 BHP Group, Ltd. 638,090
4,239 BlueScope Steel, Ltd. 39,057
12,725 Brambles, Ltd. 96,622
814 CIMIC Group, Ltd.
a
10,903
4,249 Coca-Cola Amatil, Ltd. 29,084
551 Cochlear, Ltd. 78,721
11,185 Coles Group, Ltd. 136,264
14,843 Commonwealth Bank of Australia 683,020
4,082 Computershare, Ltd. 36,112
3,123 Crown Resorts, Ltd. 19,839
3,806 CSL, Ltd. 786,194
9,193 DEXUS Property Group 58,880
13,576 Evolution Mining, Ltd. 56,713
14,199 Fortescue Metals Group, Ltd. 166,810
13,798 Goodman Group 178,649
16,333 GPT Group 45,948
19,377 Insurance Australia Group, Ltd. 61,317
5,546 Lendlease Corporation, Ltd. 44,304
2,823 Macquarie Group, Ltd. 244,710
1,070 Magellan Financial Group, Ltd. 44,131
23,091 Medibank Private, Ltd. 41,665
32,985 Mirvac Group 51,707
26,799 National Australia Bank, Ltd. 344,285
6,774 Newcrest Mining, Ltd. 153,607
6,205 Northern Star Resources, Ltd. 61,486
3,392 Orica, Ltd. 37,766
14,767 Origin Energy, Ltd. 45,732
7,656 Qantas Airways, Ltd.
a
22,452
12,319 QBE Insurance Group, Ltd. 76,625
1,535 Ramsay Health Care, Ltd. 73,187
442 REA Group, Ltd. 35,196
3,113 Rio Tinto, Ltd. 212,622
14,846 Santos, Ltd. 52,492
43,925 Scentre Group 69,935
2,804 SEEK, Ltd. 43,256
3,784 Sonic Healthcare, Ltd. 89,859
41,083 South32, Ltd. 60,970
19,992 Stockland 54,615
10,573 Suncorp Group, Ltd. 64,543
11,087 Sydney Airport, Ltd. 47,081
18,524 Tabcorp Holdings, Ltd. 44,608
34,902 Telstra Corporation, Ltd. 69,882
3,112 TPG Telecom, Ltd.
a
16,422
22,932 Transurban Group 234,156
6,037 Treasury Wine Estates, Ltd. 38,789
32,532 Vicinity Centres 32,487
903 Washington H. Soul Pattinson and
Company, Ltd. 15,339
9,507 Wesfarmers, Ltd. 303,885
30,283 Westpac Banking Corporation 368,220
1,201 Wisetech Global, Ltd. 22,495
8,002 Woodside Petroleum, Ltd. 101,562
10,575 Woolworths, Ltd. 276,522
Total 7,480,626
Shares Common Stock (96.2%) Value
Austria (0.1%)
610 Andritz AG $ 18,828
2,342 Erste Group Bank AG
a
49,043
1,235 OMV AG
a
33,791
1,241 Raiffeisen Bank International AG
a
18,995
571 Verbund AG 31,184
973 Voestalpine AG 25,644
Total 177,485
Belgium (0.9%)
1,468 Ageas SA NV 60,069
6,389 Anheuser-Busch InBev NV 343,989
464 Colruyt SA
a
30,112
259 Elia System Operator SA 25,892
352 Galapagos NV
a
49,903
946 Groupe Bruxelles Lambert SA 85,284
2,095 KBC Groep NV 105,057
1,275 Proximus SA 23,260
129 Sofina SA 35,218
621 Solvay SA 53,427
384 Telenet Group Holding NV 14,905
1,060 UCB SA 120,389
1,653 Umicore SA 68,756
Total 1,016,261
Bermuda (0.2%)
5,500 CK Infrastructure Holdings, Ltd. 25,811
2,800 Dairy Farm International Holdings,
Ltd. 10,583
9,800 Hongkong Land Holdings, Ltd. 36,511
1,800 Jardine Matheson Holdings, Ltd. 71,424
1,900 Jardine Strategic Holdings, Ltd. 37,671
3,888 Pacific Century Premium
Developments, Ltd.
a
1,025
Total 183,025
Cayman Islands (0.4%)
2,600 ASM Pacific Technology, Ltd. 26,617
337 BeiGene , Ltd. ADR
a
96,530
14,400 Budweiser Brewing Company
APAC, Ltd.
b
42,118
1,832 Melco Resorts & Entertainment.
Ltd. ADR 30,503
6,000 MicroPort Scientific Corporation 23,993
20,400 Sands China, Ltd. 79,075
80,500 WH Group, Ltd.
b
65,664
14,000 Wharf Real Estate Investment
Company, Ltd. 57,387
13,200 Wynn Macau, Ltd.
a
21,183
Total 443,070
Denmark (2.4%)
27 A.P. Moller - Maersk AS, Class A 39,522
55 A.P. Moller - Maersk AS, Class B 86,949
1,369 Ambu AS 38,550
864 Carlsberg AS 116,400
884 Christian Hansen Holding AS 98,129
996 Coloplast AS 157,855
5,783 Danske Bank AS
a
78,221
925 Demant AS
a
29,009
1,736 DSV AS 281,585
546 Genmab AS
a
198,146
1,074 GN Store Nord AS 80,912
584 H. Lundbeck AS 19,235
14,438 Novo Nordisk AS 1,000,331
1,745 Novozymes AS 109,678
1,586 Orsted AS
b
218,647

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Denmark (2.4%) - continued
838 Pandora AS $ 60,451
1,013 TRYG AS 31,892
1,651 Vestas Wind Systems AS 266,812
Total 2,912,324
Finland (1.2%)
1,193 Elisa Oyj 70,138
3,724 Fortum Oyj 75,293
2,850 KONE Oyj 250,241
3,547 Neste Oil Oyj 186,785
47,406 Nokia Oyj
a
185,542
27,166 Nordea Bank Abp
a
206,427
882 Orion Oyj 39,961
3,949 Sampo Oyj 156,393
4,878 Stora Enso Oyj 76,351
4,475 UPM- Kymmene Oyj 136,206
3,721 Wartsila Corporation 29,222
Total 1,412,559
France (9.6%)
1,589 Accor SA
a
44,476
249 Aeroports de Paris SA 24,702
3,967 Air Liquide SA 628,812
1,611 Alstom SA
a
80,475
509 Amundi SA
a,b
35,877
578 Arkema SA 61,282
824 AtoS
a
66,214
16,217 AXA SA 300,146
347 bioMerieux 54,316
9,431 BNP Paribas SA
a
341,164
7,399 Bollore SA 27,560
1,911 Bouygues SA 66,037
2,463 Bureau Veritas SA
a
55,520
1,349 Capgemini SA 173,072
5,076 Carrefour SA 81,110
1,423 Cie Generale des Etablissements
Michelin 152,756
1,439 CNP Assurances
a
18,047
4,339 Compagnie de Saint- Gobain
a
181,749
436 Covivio 30,615
9,675 Credit Agricole SA
a
84,414
5,178 Danone SA 335,407
21 Dassault Aviation
a
17,715
1,108 Dassault Systemes SE 206,734
2,042 Edenred 91,679
710 Eiffage SA
a
57,947
5,205 Electricite de France 54,983
15,314 Engie
a
204,650
2,385 EssilorLuxottica
a
324,687
330 Eurazeo SE
a
17,866
637 Faurecia
a
27,458
384 Gecina SA 50,621
3,689 Groupe Eurotunnel SA
a
49,973
266 Hermes International 229,095
250 ICADE 14,008
124 Iliad SA 22,746
508 Ingenico Group
a
78,706
316 Ipsen SA 33,033
714 JCDecaux SA
a
12,344
635 Kering SA 421,225
1,650 Klepierre SA 23,097
721 La Francaise des Jeux SAEM
b
26,451
2,238 Legrand SA 178,901
2,110 L'Oreal SA 686,659
2,329 LVMH Moet Hennessy Louis Vuitton
SE 1,089,747
Shares Common Stock (96.2%) Value
France (9.6%) - continued
7,931 Natixis
a
$ 17,823
16,728 Orange SA 174,232
433 Orpea
a
49,197
1,780 Pernod-Ricard SA 283,798
4,931 Peugeot SA
a
89,421
1,814 Publicis Groupe SA 58,465
189 Remy Cointreau SA 34,499
189 Remy Cointreau SA, DRIP
a,c
0
1,612 Renault SA
a
41,817
2,687 Safran SA
a
264,368
9,479 Sanofi 949,914
232 Sartorius Stedim Biotech 80,078
4,636 Schneider Electric SE 576,253
1,329 SCOR SE
a
37,002
190 SEB SA 30,908
6,797 Societe Generale
a
90,224
742 Sodexo SA 52,893
2,898 SUEZ 53,547
492 Teleperformance SA 151,685
893 Thales SA 66,929
20,725 Total SE 711,754
759 UbiSoft Entertainment SA
a
68,408
1,920 Valeo SA 58,960
4,519 Veolia Environnement SA 97,503
4,320 Vinci SA 360,966
6,953 Vivendi SA 194,191
225 Wendel SA 20,410
1,150 Worldline SA
a,b
94,166
Total 11,473,487
Germany (8.8%)
1,596 Adidas AG
a
515,419
3,498 Allianz SE 671,374
7,701 BASF SE 468,963
8,237 Bayer AG 508,174
2,776 Bayerische Motoren Werke AG 201,475
845 Beiersdorf AG 95,940
1,295 Brenntag AG 82,339
337 Carl Zeiss Meditec AG 42,564
8,400 Commerzbank AG
a
41,309
922 Continental AG 99,916
1,458 Covestro AG
b
72,303
7,176 Daimler AG 387,112
1,083 Delivery Hero AG
a,b
124,263
16,463 Deutsche Bank AG
a
138,774
1,593 Deutsche Boerse AG 279,287
2,504 Deutsche Lufthansa AG
a
21,689
8,294 Deutsche Post AG 376,347
27,946 Deutsche Telekom AG 465,305
2,865 Deutsche Wohnen AG 143,191
18,825 E.ON SE 207,498
1,758 Evonik Industries AG 45,478
349 Fraport AG Frankfurt Airport
Services Worldwide
a
13,741
1,787 Fresenius Medical Care AG &
Company KGaA 151,068
3,505 Fresenius SE & Company KGaA 159,389
583 Fuchs Petrolub SE 29,643
1,286 GEA Group AG 45,059
506 Hannover Rueckversicherung SE 78,335
1,248 HeidelbergCement AG 76,261
871 Henkel AG & Company KGaA 81,463
207 Hochtief AG 16,069
10,489 Infineon Technologies AG 295,643
545 Kion Group AG 46,537
608 Knorr- Bremse AG 71,600

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Germany (8.8%) - continued
697 Lanxess AG $ 39,880
596 LEG Immobilien AG 84,954
1,084 Merck KGaA 158,040
1,510 METRO AG 15,038
445 MTU Aero Engines AG 73,768
1,175 Muenchener Rueckversicherungs-
Gesellschaft AG 298,707
484 Nemetschek SE 35,376
1,284 Porsche Automobil Holding SE
a
76,388
696 PUMA SE
a
62,568
5,382 RWE AG 201,554
8,756 SAP SE 1,363,476
298 Sartorius Aktiengesellschaft 122,143
902 Scout24 AG
b
78,679
6,414 Siemens AG 810,023
3,207 Siemens Energy AG
*, a,c
86,482
2,253 Siemens Healthineers AG
b
101,134
1,079 Symrise AG 149,035
1,090 TeamViewer AG
a,b
53,759
8,731 Telefonica Deutschland Holding AG 22,314
3,393 ThyssenKrupp AG
a
17,073
1,688 Uniper SE 54,487
895 United Internet AG 34,228
272 Volkswagen AG
a
47,542
4,319 Vonovia SE 296,082
1,272 Zalando SE
a,b
118,844
Total 10,455,102
Hong Kong (2.7%)
101,400 AIA Group, Ltd. 1,007,926
11,000 Bank of East Asia, Ltd. 20,307
31,000 BOC Hong Kong (Holdings), Ltd. 82,180
21,500 CK Asset Holdings, Ltd. 105,645
22,500 CK Hutchison Holdings, Ltd. 136,345
14,000 CLP Holdings, Ltd. 130,722
18,000 Galaxy Entertainment Group, Ltd. 121,692
17,000 Hang Lung Properties, Ltd. 43,326
6,400 Hang Seng Bank, Ltd. 94,815
12,000 Henderson Land Development
Company, Ltd. 44,557
22,000 HK Electric Investments, Ltd. 22,745
32,000 HKT Trust and HKT, Ltd. 42,474
89,250 Hong Kong and China Gas
Company, Ltd. 129,594
10,100 Hong Kong Exchanges & Clearing,
Ltd. 475,442
5,500 Kerry Properties, Ltd. 14,145
17,300 Link REIT 141,763
13,000 MTR Corporation, Ltd. 64,518
13,000 New World Development Company,
Ltd. 63,462
36,000 PCCW, Ltd. 21,536
11,500 Power Assets Holdings, Ltd. 60,614
26,000 Sino Land Company, Ltd. 30,438
17,000 SJM Holdings, Ltd. 20,153
11,000 Sun Hung Kai Properties, Ltd. 141,752
4,000 Swire Pacific, Ltd. 19,366
9,800 Swire Properties, Ltd. 25,966
11,500 Techtronic Industries Company,
Ltd. 152,901
Total 3,214,384
Ireland (0.8%)
6,584 CRH plc 238,746
825 DCC plc 63,866
1,293 Flutter Entertainment plc
a
205,211
Shares Common Stock (96.2%) Value
Ireland (0.8%) - continued
3,714 James Hardie Industries plc $ 89,031
1,332 Kerry Group plc 170,611
1,290 Kingspan Group plc
a
117,398
1,895 Smurfit Kappa Group plc 74,357
Total 959,220
Isle of Man (0.1%)
4,886 GVC Holdings plc
a
61,194
Total 61,194
Israel (0.6%)
356 Azrieli Group, Ltd. 15,894
9,516 Bank Hapoalim , Ltd. 50,844
12,295 Bank Leumi Le-Israel BM 54,127
959 Check Point Software Technologies,
Ltd.
a
115,406
318 CyberArk Software, Ltd.
a
32,888
222 Elbit Systems, Ltd. 26,948
5,905 Israel Chemicals, Ltd. 20,866
9,760 Israel Discount Bank, Ltd. 26,329
1,182 Mizrahi Tefahot Bank, Ltd. 20,966
521 Nice, Ltd.
a
118,123
9,164 Teva Pharmaceutical Industries,
Ltd. ADR
a
82,567
429 Wix.com, Ltd.
a
109,331
Total 674,289
Italy (1.8%)
9,213 Assicurazioni Generali SPA 129,852
4,154 Atlantia SpA
a
65,057
4,870 Davide Campari-Milano NV 53,154
211 DiaSorin SPA 42,452
68,195 Enel SPA 591,657
21,330 Eni SPA 166,718
5,109 Finecobank Banca Fineco SPA
a
70,370
2,012 Infrastrutture Wireless Italiane SPA
b
22,197
138,509 Intesa Sanpaolo SPA
a
260,595
3,393 Leonardo SPA 19,818
5,207 Mediobanca SPA 40,802
1,624 Moncler SPA
a
66,457
3,158 Nexi Spa
a,b
63,294
3,354 Pirelli & C. SPA
a,b
14,371
4,381 Poste Italiane SPA
b
38,824
2,023 Prysmian SPA 58,723
877 Recordati SPA 44,924
17,079 Snam SPA 87,834
70,110 Telecom Italia SPA 28,101
50,541 Telecom Italia SPA Savings Shares 20,407
11,797 Terna Rete Elettrica Nazionale SPA 82,542
17,790 UniCredit SPA
a
146,986
Total 2,115,135
Japan (25.0%)
300 ABC-MART, Inc. 15,620
3,300 ACOM Company, Ltd. 14,355
1,700 Advantest Corporation 82,689
5,500 Aeon Company, Ltd. 147,955
900 AEON Mall Company, Ltd. 12,651
1,600 AGC, Inc. 47,023
1,500 Air Water, Inc. 20,287
1,400 Aisin Seiki Company, Ltd. 44,792
3,900 Ajinomoto Company, Inc. 79,931
1,600 Alfresca Holdings Corporation 35,044
1,000 All Nippon Airways Company, Ltd.
a
23,131
2,800 Amada Holdings Company, Ltd. 26,193
1,000 Aozora Bank, Ltd. 16,604

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
3,807 Asahi Group Holdings, Ltd. $ 132,684
1,600 Asahi Intecc Company, Ltd. 50,286
10,500 Asahi Kasei Corporation 91,598
7,900 Ashikaga Holdings Company, Ltd. 17,927
15,600 Astellas Pharmaceutical, Inc. 232,543
1,700 Bandai Namco Holdings, Inc. 124,559
500 Bank of Kyoto, Ltd. 24,175
600 Benesse Holdings, Inc. 15,443
4,500 Bridgestone Corporation 142,241
1,900 Brother Industries, Ltd. 30,224
700 Calbee , Inc. 23,057
8,400 Canon, Inc. 139,327
1,600 Casio Computer Company, Ltd. 25,908
1,200 Central Japan Railway Company 172,008
400 Century Tokyo Leasing Corporation 21,802
4,400 Chiba Bank, Ltd. 24,278
5,400 Chubu Electric Power Company,
Inc. 65,683
5,600 Chugai Pharmaceutical Company,
Ltd. 251,303
2,400 Chugoku Electric Power Company,
Inc. 30,007
1,000 Coca-Cola Bottlers Japan, Inc. 16,740
8,600 Concordia Financial Group, Ltd. 29,912
200 COSMOS Pharmaceutical
Corporation 34,854
800 CyberAgent , Inc. 49,401
2,000 Dai Nippon Printing Company, Ltd. 40,539
2,100 Daicel Corporation 15,136
800 Daifuku Company, Ltd. 80,750
9,000 Dai-Ichi Mutual Life Insurance
Company, Ltd., The 126,993
14,400 Daiichi Sankyo Company, Ltd. 442,048
2,100 Daikin Industries, Ltd. 388,026
500 Daito Trust Construction Company,
Ltd. 44,322
4,700 Daiwa House Industry Company,
Ltd. 120,542
17 Daiwa House REIT Investment
Corporation 43,379
12,100 Daiwa Securities Group, Inc. 50,892
3,600 Denso Corporation 157,794
1,800 Dentsu Group, Inc. 53,130
200 DISCO Corporation 48,901
2,500 East Japan Railway Company 153,747
2,100 Eisai Company, Ltd. 191,798
1,200 Electric Power Development
Company, Ltd. 18,509
25,700 Eneos Holdings, Inc. 91,694
1,500 FamilyMart Company, Ltd. 33,803
1,600 FANUC Corporation 307,065
500 Fast Retailing Company, Ltd. 314,211
1,100 Fuji Electric Company, Ltd. 34,871
3,000 FUJIFILM Holdings NPV 147,876
1,600 Fujitsu, Ltd. 218,588
1,400 Fukuoka Financial Group, Inc. 23,531
31 GLP J- Reit 47,712
300 GMO Payment Gateway, Inc. 32,137
2,000 Hakuhodo Dy Holdings, Inc. 25,863
1,200 Hamamatsu Photonics KK 60,644
1,900 Hankyu Hanshin Holdings, Inc. 61,083
200 Hikari Tsushin, Inc. 47,718
2,400 Hino Motors, Ltd. 15,573
300 Hirose Electric Company, Ltd. 38,762
400 Hisamitsu Pharmaceutical
Company, Inc. 20,450
Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
900 Hitachi Construction Machinery
Company, Ltd. $ 32,614
1,800 Hitachi Metals, Ltd. 27,756
8,100 Hitachi, Ltd. 274,262
13,700 Honda Motor Company, Ltd. 325,338
400 Hoshizaki Corporation 31,919
3,200 Hoya Corporation 361,332
2,500 Hulic Company, Ltd. 23,458
1,600 Idemitsu Kosan Company, Ltd. 34,162
1,200 Iida Group Holdings Company, Ltd. 24,288
8,600 Inpex Corporation 46,149
2,800 Isetan Mitsukoshi Holdings, Ltd. 14,865
4,600 Isuzu Motors, Ltd. 40,231
400 ITO EN, Ltd. 28,527
11,300 ITOCHU Corporation 289,346
800 ITOCHU Techno-Solutions
Corporation 30,348
900 Japan Airlines Company, Ltd.
a
16,787
400 Japan Airport Terminal Company,
Ltd. 17,721
4,300 Japan Exchange Group, Inc. 120,522
3,400 Japan Post Bank Company, Ltd. 26,519
13,200 Japan Post Holdings Company,
Ltd. 90,012
1,900 Japan Post Insurance Company,
Ltd. 29,916
7 Japan Prime Realty Investment
Corporation 21,718
11 Japan Real Estate Investment
Corporation 56,238
22 Japan Retail Fund Investment
Corporation 34,034
10,100 Japan Tobacco, Inc. 184,262
4,100 JFE Holdings, Inc.
a
28,707
1,800 JGC Corporation 18,670
1,700 JSR Corporation 40,406
1,700 JTEKT Corporation 13,334
3,800 Kajima Corporation 45,783
1,100 Kakaku.com, Inc. 29,000
800 Kamigumi Company, Ltd. 15,764
5,900 Kansai Electric Power Company,
Inc. 57,182
1,500 Kansai Paint Company, Ltd. 37,282
4,000 Kao Corporation 300,283
1,200 Kawasaki Heavy Industries, Ltd.
a
16,211
13,500 KDDI Corporation 339,546
800 Keihan Holdings Company, Ltd. 33,217
1,800 Keikyu Corporation 27,705
900 Keio Corporation 55,715
1,100 Keisei Electric Railway Company,
Ltd. 31,068
1,500 Keyence Corporation 701,219
1,200 Kikkoman Corporation 66,569
1,400 Kintetsu Group Holdings Company,
Ltd. 59,747
6,900 Kirin Holdings Company, Ltd. 129,600
400 Kobayashi Pharmaceutical
Company, Ltd. 38,650
500 Kobe Bussan Company, Ltd. 27,536
900 Koito Manufacturing Company, Ltd. 45,923
7,300 Komatsu, Ltd. 160,330
800 Konami Holdings Corporation 34,607
300 KOSE Corporation 36,731
8,700 Kubota Corporation 155,880
2,700 Kuraray Company, Ltd. 26,197
800 Kurita Water Industries, Ltd. 26,455

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
2,700 Kyocera Corporation $ 154,593
2,300 Kyowa Hakko Kirin Company, Ltd. 65,451
3,200 Kyushu Electric Power Company,
Inc. 29,034
1,300 Kyushu Railway Company 27,795
600 Lasertec Corporation 49,319
400 Lawson, Inc. 19,073
300 LINE Corporation
a
15,270
1,900 Lion Corporation 39,005
2,200 LIXIL Group Corporation 44,467
3,700 M3, Inc. 228,868
1,900 Makita Corporation 90,933
13,800 Marubeni Corporation 78,348
1,600 Marui Group Company, Ltd. 30,703
500 Maruichi Steel Tube, Ltd. 12,518
4,800 Mazda Motor Corporation 28,156
600 McDonald's Holdings Company
Japan, Ltd. 29,183
1,500 Medipal Holdings Corporation 30,078
1,000 MEIJI Holdings Company, Ltd. 76,386
700 Mercari , Inc.
a
32,349
3,000 Minebea Company, Ltd. 57,145
2,400 MISUMI Group, Inc. 67,289
10,700 Mitsubishi Chemical Holdings
Corporation 61,764
11,200 Mitsubishi Corporation 268,076
15,300 Mitsubishi Electric Corporation 207,609
9,900 Mitsubishi Estate Company, Ltd. 149,961
1,300 Mitsubishi Gas Chemical Company,
Inc. 24,184
2,700 Mitsubishi Heavy Industries, Ltd. 59,780
900 Mitsubishi Materials Corporation 17,736
5,600 Mitsubishi Motors Corporation
a
12,365
102,500 Mitsubishi UFJ Financial Group,
Inc. 409,065
3,400 Mitsubishi UFJ Lease & Finance
Company, Ltd. 15,798
13,700 Mitsui & Company, Ltd. 235,405
1,500 Mitsui Chemicals, Inc. 36,255
7,800 Mitsui Fudosan Company, Ltd. 135,733
700 Miura Company, Ltd. 34,334
20,230 Mizuho Financial Group, Inc. 252,504
1,100 MonotaRO Company, Ltd. 54,638
3,700 MS and AD Insurance Group
Holdings, Inc. 99,690
4,800 Murata Manufacturing Company,
Ltd. 312,130
900 Nabtesco Corporation 32,676
1,600 Nagoya Railroad Company, Ltd. 43,863
2,100 NEC Corporation 122,837
4,100 NEXON Company, Ltd. 102,270
2,200 NGK Insulators, Ltd. 31,413
1,300 NGK Spark Plug Company, Ltd. 22,698
700 NH Foods, Ltd. 31,289
3,700 Nidec Corporation 346,978
1,300 Nihon M&A Center, Inc. 74,372
2,500 Nikon Corporation 16,869
900 Nintendo Company, Ltd. 510,022
11 Nippon Building Fund, Inc. 62,260
600 Nippon Express Company, Ltd. 35,012
1,200 Nippon Paint Holdings Company,
Ltd. 123,536
18 Nippon Prologis REIT, Inc. 60,701
400 Nippon Shinyaku Company, Ltd. 32,934
6,800 Nippon Steel Corporation
a
64,195
Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
10,800 Nippon Telegraph & Telephone
Corporation $ 220,500
1,300 Nippon Yusen Kabushiki Kaisha 22,556
1,000 Nissan Chemical Industries, Ltd. 53,310
19,500 Nissan Motor Company, Ltd.
a
68,964
1,700 Nisshin Seifun Group, Inc. 26,981
500 Nissin Foods Holdings Company,
Ltd. 46,974
700 Nitori Holdings Company, Ltd. 145,216
1,300 Nitto Denko Corporation 84,693
26,400 Nomura Holdings, Inc. 120,646
1,000 Nomura Real Estate Holdings, Inc. 19,031
36 Nomura Real Estate Master Fund,
Inc. 45,100
2,700 Nomura Research Institute, Ltd. 79,500
3,000 NSK, Ltd. 22,963
5,300 NTT Data Corporation 67,826
9,500 NTT DOCOMO, Inc. 349,088
5,400 Obayashi Corporation 49,298
600 OBIC Company, Ltd. 105,518
2,500 Odakyu Electric Railway Company,
Ltd. 62,845
7,200 Oji Holdings Corporation 33,085
9,800 Olympus Corporation 203,798
1,600 OMRON Corporation 125,098
3,100 Ono Pharmaceutical Company, Ltd. 97,507
300 Oracle Corporation Japan 32,393
1,700 Oriental Land Company, Ltd. 238,417
11,000 ORIX Corporation 137,393
22 ORIX JREIT, Inc. 33,850
3,100 Osaka Gas Company, Ltd. 60,354
900 Otsuka Corporation 45,991
3,300 Otsuka Holdings Company, Ltd. 139,806
3,500 Pan Pacific International Holdings
Company 81,509
18,500 Panasonic Corporation 157,584
900 Park24 Company, Ltd. 14,612
800 PeptiDream , Inc.
a
37,543
1,500 Persol Holdings Company, Ltd. 24,501
1,000 Pigeon Corporation 44,681
800 Pola Orbis Holdings, Inc. 15,084
7,200 Rakuten , Inc. 77,637
10,700 Recruit Holdings Company, Ltd. 424,954
6,500 Renesas Electronics Corporation
a
47,708
17,500 Resona Holdings, Inc. 59,620
5,600 Ricoh Company, Ltd. 37,801
300 Rinnai Corporation 29,262
700 Rohm Company, Ltd. 54,117
2,000 Ryohin Keikaku Company, Ltd. 33,233
3,000 Santen Pharmaceutical Company,
Ltd. 61,338
2,000 SBI Holdings, Inc. 51,824
400 SCSK Corporation 22,380
1,800 Secom Company, Ltd. 164,728
1,500 Sega Sammy Holdings, Inc. 18,282
1,800 Seibu Holdings, Inc. 19,383
2,300 Seiko Epson Corporation 26,451
3,000 Sekisui Chemical Company, Ltd. 47,986
5,200 Sekisui House, Ltd. 92,148
6,300 Seven & I Holdings Company, Ltd. 195,742
4,900 Seven Bank, Ltd. 11,875
1,300 SG Holdings Company, Ltd. 67,644
1,800 Sharp Corporation 22,391
1,900 Shimadzu Corporation 57,829
200 SHIMAMURA Company, Ltd. 19,429
600 Shimano, Inc. 118,437

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
4,600 Shimizu Corporation $ 34,629
3,000 Shin-Etsu Chemical Company, Ltd. 392,563
1,300 Shinsei Bank, Ltd. 16,051
2,200 Shionogi & Company, Ltd. 117,753
3,400 Shiseido Company, Ltd. 196,826
3,600 Shizuoka Bank, Ltd. 24,862
1,100 Showa Denko KK 20,190
500 SMC Corporation 278,918
24,100 SoftBank Corporation 269,302
13,100 SoftBank Group Corporation 810,557
600 Sohgo Security Services Company,
Ltd. 28,582
2,800 Sompo Holdings, Inc. 96,665
10,600 Sony Corporation 812,406
800 Square Enix Holdings Company,
Ltd. 52,945
1,100 Stanley Electric Company, Ltd. 31,701
900 Start Today Company, Ltd. 25,114
5,200 Subaru Corporation 100,947
2,200 Sumco Corporation 31,040
12,500 Sumitomo Chemical Company, Ltd. 41,375
10,000 Sumitomo Corporation 120,545
1,500 Sumitomo Dainippon Pharma
Company, Ltd. 19,766
6,300 Sumitomo Electric Industries, Ltd. 70,921
900 Sumitomo Heavy Industries, Ltd. 20,939
2,000 Sumitomo Metal Mining Company,
Ltd. 62,029
10,900 Sumitomo Mitsui Financial Group,
Inc. 304,773
2,800 Sumitomo Mitsui Trust Holdings,
Inc. 74,491
2,600 Sumitomo Realty & Development
Company, Ltd. 76,968
1,400 Sumitomo Rubber Industries, Ltd. 13,005
600 Sundrug Company, Ltd. 22,617
1,200 Suntory Beverage and Food, Ltd. 45,064
600 Suzuken Company, Ltd. 22,886
3,100 Suzuki Motor Corporation 132,797
1,400 Sysmex Corporation 133,955
4,500 T&D Holdings, Inc. 44,362
1,000 Taiheiyo Cement Corporation 25,534
1,600 Taisei Corporation 54,155
300 Taisho Pharmaceutical Holdings
Company, Ltd. 19,757
1,300 Taiyo Nippon Sanso Corporation 19,989
13,200 Takeda Pharmaceutical Company,
Ltd. 471,807
1,100 TDK Corporation 120,112
1,500 Teijin, Ltd. 23,263
5,400 Terumo Corporation 214,999
1,000 THK Company, Ltd. 25,166
1,900 TIS, Inc. 40,356
1,600 Tobu Railway Company, Ltd. 49,443
900 Toho Company, Ltd. 37,106
600 Toho Gas Company, Ltd. 29,688
3,600 Tohoku Electric Power Company,
Inc. 36,079
5,300 Tokio Marine Holdings, Inc. 231,899
12,100 Tokyo Electric Power Company,
Inc.
a
33,277
1,300 Tokyo Electron, Ltd. 339,631
3,200 Tokyo Gas Company, Ltd. 73,026
4,200 Tokyu Corporation 54,509
5,100 Tokyu Fudosan Holdings
Corporation 22,031
Shares Common Stock (96.2%) Value
Japan (25.0%) - continued
2,200 Toppan Printing Company, Ltd. $ 31,097
11,600 Toray Industries, Inc. 53,070
3,200 Toshiba Corporation 81,631
2,200 Tosoh Corporation 35,719
1,200 TOTO, Ltd. 55,295
700 Toyo Suisan Kaisha, Ltd. 36,964
500 Toyoda Gosei Company, Ltd. 11,481
1,200 Toyota Industries Corporation 75,986
17,800 Toyota Motor Corporation 1,181,386
1,800 Toyota Tsusho Corporation 50,627
1,100 Trend Micro, Inc. 67,032
300 TSURUHA Holdings, Inc. 42,530
3,400 Unicharm Corporation 152,059
25 United Urban Investment
Corporation 27,819
1,800 USS Company, Ltd. 32,208
800 Welcia Holdings Company, Ltd. 35,083
1,400 West Japan Railway Company 69,172
1,000 Yakult Honsha Company, Ltd. 55,525
6,100 Yamada Denki Company, Ltd. 30,420
1,100 Yamaha Corporation 52,757
2,300 Yamaha Motor Company, Ltd. 33,421
2,600 Yamato Holdings Company, Ltd. 68,490
1,000 Yamazaki Baking Company, Ltd. 17,431
2,000 Yaskawa Electric Corporation 78,246
1,900 Yokogawa Electric Corporation 30,175
1,000 Yokohama Rubber Company, Ltd. 14,235
22,200 Z Holdings Corporation 148,283
Total 29,812,805
Jersey (0.3%)
7,616 Experian plc 286,168
10,375 WPP plc 81,485
Total 367,653
Luxembourg (0.2%)
6,010 Arcelor Mittal
a
79,953
8,373 Aroundtown SA
a
42,032
111 Eurofins Scientific SE
a
87,931
3,215 SES SA 22,760
3,959 Tenaris SA 19,724
Total 252,400
Netherlands (5.1%)
3,547 ABN AMRO Group NV
b
29,652
152 Adyen NV
a,b
280,364
15,003 Aegon NV 38,833
1,104 AerCap Holdings NV
a
27,810
4,925 Airbus Group NV
a
357,191
1,618 Akzo Nobel NV 163,533
5,222 Altice Europe NV
a
24,863
374 Argenx SE
a
98,799
3,569 ASML Holding NV 1,318,300
8,580 CNH Industrial NV
a
66,361
909 EXOR NV 49,343
1,057 Ferrari NV 193,981
9,200 Fiat Chrysler Automobiles NV
a
112,930
966 Heineken Holding NV 75,279
2,173 Heineken NV 193,456
32,673 ING Groep NV
a
233,184
1,060 Just Eat Takeaway.com NV
a,b
118,664
29,954 Koninklijke (Royal) KPN NV 70,282
9,229 Koninklijke Ahold Delhaize NV 272,792
1,445 Koninklijke DSM NV 237,894
7,671 Koninklijke Philips NV
a
362,220

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Netherlands (5.1%) - continued
590 Koninklijke Vopak NV $ 33,245
2,417 NN Group NV 90,599
4,087 Prosus NV
a
377,243
1,913 Qiagen NV
a
99,361
999 Randstad Holding NV
a
52,093
5,348 STMicroelectronics NV 164,024
12,248 Unilever NV 743,793
2,289 Wolters Kluwer NV 195,258
Total 6,081,347
New Zealand (0.3%)
6,170 a2 Milk Company, Ltd.
a
62,795
10,495 Auckland International Airport, Ltd. 50,942
4,817 Fisher & Paykel Healthcare
Corporation, Ltd. 106,314
5,711 Mercury NZ, Ltd. 19,325
10,745 Meridian Energy, Ltd. 35,339
3,354 Ryman Healthcare, Ltd. 31,510
15,403 Spark New Zealand, Ltd. 48,062
Total 354,287
Norway (0.5%)
2,010 Adevinta ASA
a
34,543
7,950 DnB ASA
a
110,749
8,398 Equinor ASA 118,980
1,677 Gjensidige Forsikring ASA 34,034
3,685 Mowi ASA 65,563
11,276 Norsk Hydro ASA
a
31,124
6,298 Orkla ASA 63,562
822 Schibsted ASA
a
32,748
6,047 Telenor ASA 101,522
1,485 Yara International ASA 57,143
Total 649,968
Papua New Guinea (<0.1%)
16,545 Oil Search, Ltd. 31,646
Total 31,646
Portugal (0.2%)
23,285 EDP - Energias de Portugal SA 114,491
4,203 Galp Energia SGPS SA 38,985
2,111 Jeronimo Martins SGPS SA 33,946
Total 187,422
Singapore (1.0%)
25,800 Ascendas REIT 61,738
22,600 Capitaland Commercial Trust 27,404
21,700 CapitaLand Mall Trust 30,885
21,500 CapitaLand, Ltd. 42,986
3,800 City Developments, Ltd. 21,392
15,000 DBS Group Holdings, Ltd. 220,521
50,700 Genting Singapore, Ltd. 25,026
800 Jardine Cycle & Carriage, Ltd. 10,619
12,200 Keppel Corporation, Ltd. 39,963
18,000 Mapletree Commercial Trust 25,858
22,300 Mapletree Logistics Trust 33,590
27,700 Oversea-Chinese Banking
Corporation, Ltd. 172,259
11,300 Singapore Airlines, Ltd. 28,918
6,700 Singapore Exchange, Ltd. 45,189
13,100 Singapore Technologies
Engineering, Ltd. 33,383
68,500 Singapore Telecommunications,
Ltd. 107,207
16,500 Suntec Real Estate Investment Trust 17,691
9,900 United Overseas Bank, Ltd. 139,463
Shares Common Stock (96.2%) Value
Singapore (1.0%) - continued
3,900 United Overseas Land, Ltd. $ 19,163
2,300 Venture Corporation, Ltd. 32,658
16,100 Wilmar International, Ltd. 52,274
21,700 Yangzijiang Shipbuilding Holdings,
Ltd. 15,852
Total 1,204,039
Spain (2.2%)
2,275 ACS Actividades de Construccion y
Servicios , SA 51,426
566 Aena SA
a,b
78,804
3,777 Amadeus IT Holding SA 209,761
55,908 Banco Bilbao Vizcaya Argentaria
SA 155,198
139,337 Banco Santander SA 259,900
5,653 Bankinter SA 24,336
30,091 CaixaBank SA 63,880
2,650 Cellnex Telecom SA
a,b
160,863
2,087 Enagas SA 48,154
2,663 Endesa SA 71,230
4,063 Ferrovial SA 98,693
2,501 Grifols SA 71,917
49,806 Iberdrola SA 613,045
9,146 Industria de Diseno Textil SA 253,020
9,037 Mapfre SA 14,178
2,475 Naturgy Energy Group SA 49,636
3,629 Red Electrica Corporacion SA 68,063
12,474 Repsol SA 84,270
1,999 Siemens Gamesa Renewable
Energy SA 54,097
40,813 Telefonica SA 139,809
Total 2,570,280
Supranational (<0.1%)
1,160 Unibail - Rodamco -Westfield 42,781
Total 42,781
Sweden (3.0%)
1,330 AB Industrivarden
a
35,370
2,638 Alfa Laval AB
a
58,233
8,404 Assa Abloy AB 196,487
5,630 Atlas Copco AB, Class A 268,432
3,272 Atlas Copco AB, Class B 136,553
2,293 Boliden AB 68,035
1,891 Electrolux AB 44,081
5,526 Epiroc AB, Class A 80,051
3,270 Epiroc AB, Class B 45,390
1,998 EQT AB 38,770
5,085 Essity Aktiebolag
a
171,676
1,066 Evolution Gaming Group AB
b
70,434
6,736 Hennes & Mauritz AB 116,047
2,360 Hexagon AB
a
178,258
3,504 Husqvarna AB 38,531
843 ICA Gruppen AB 42,826
1,241 Investment AB Latour 29,156
3,819 Investor AB 249,456
2,028 Kinnevik AB 82,313
637 L E Lundbergforetagen AB
a
31,474
1,558 Lundin Energy AB 30,896
2,615 NIBE Industrier AB
a
67,208
9,466 Sandvik AB
a
185,111
2,625 Securitas AB
a
40,128
13,646 Skandinaviska Enskilda Banken
AB
a
121,198
2,852 Skanska AB
a
60,230
3,192 SKF AB 65,853

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
Sweden (3.0%) - continued
5,080 Svenska Cellulosa AB SCA
a
$ 69,644
13,045 Svenska Handelsbanken AB
a
109,144
7,593 Swedbank AB
a
118,873
1,360 Swedish Match AB 111,203
4,187 Tele2 AB 59,032
24,473 Telefonaktiebolaget LM Ericsson 267,814
20,574 Telia Company AB 84,171
12,466 Volvo AB
a
239,470
Total 3,611,548
Switzerland (10.4%)
15,452 ABB, Ltd. 392,849
1,301 Adecco SA 68,648
4,123 Alcon, Inc.
a
233,757
389 Baloise Holding AG 57,270
253 Banque Cantonale Vaudoise 25,675
25 Barry Callebaut AG 55,684
1 Chocoladefabriken Lindt and
Spruengli AG 89,097
1,670 Clariant AG 32,944
1,676 Coca-Cola HBC AG 41,385
4,377 Compagnie Financiere Richemont
SA 293,884
20,360 Credit Suisse Group AG 203,248
69 EMS-CHEMIE Holding AG 61,994
1,890 Ferguson plc 190,193
311 Geberit AG 183,995
77 Givaudan SA 332,472
83,790 Glencore Xstrata plc
a
173,712
1,877 Julius Baer Group, Ltd. 79,721
453 Kuehne & Nagel International AG 87,961
4,390 LafargeHolcim , Ltd. 199,831
9 Lindt & Spruengli AG 75,969
1,379 Logitech International SA 106,820
624 Lonza Group AG 385,093
24,953 Nestle SA 2,969,708
18,617 Novartis AG 1,616,408
157 Partners Group Holding AG 144,409
5,891 Roche Holding AG 2,017,906
169 Schindler Holding AG 45,866
341 Schindler Holding AG, Participation
Certificate 93,086
51 SGS SA 136,672
1,189 Sika AG 291,961
462 Sonova Holding AG
a
117,078
87 Straumann Holding AG 88,009
243 Swatch Group AG, Bearer Shares 56,697
441 Swatch Group AG, Registered
Shares 19,859
268 Swiss Life Holding AG 101,409
637 Swiss Prime Site AG 57,852
2,471 Swiss Re AG 183,296
217 Swisscom AG 114,958
556 Temenos AG 74,729
30,739 UBS Group AG 343,444
382 Vifor Pharma AG 51,961
1,262 Zurich Insurance Group AG 440,079
Total 12,337,589
United Kingdom (12.1%)
8,159 3i Group plc 104,773
1,601 Admiral Group plc 53,994
10,299 Anglo American plc 249,171
3,306 Antofagasta plc 43,630
3,780 Ashtead Group plc 136,124
2,987 Associated British Foods plc 71,914
Shares Common Stock (96.2%) Value
United Kingdom (12.1%) - continued
11,002 AstraZeneca plc $ 1,202,133
8,100 Auto Trader Group plc
b
58,810
542 Aveva Group plc 33,430
32,882 Aviva plc 121,655
26,881 BAE Systems plc 166,945
145,267 Barclays plc
a
183,264
8,538 Barratt Developments plc 52,361
1,056 Berkeley Group Holdings plc 57,566
17,709 BHP Group plc 377,809
169,817 BP plc 491,110
19,234 British American Tobacco plc 689,952
7,381 British Land Company plc 32,177
74,573 BT Group plc 94,456
2,824 Bunzl plc 91,177
3,393 Burberry Group plc 68,010
1,721 Coca-Cola European Partners plc 66,792
14,956 Compass Group plc 224,667
1,081 Croda International plc 87,200
19,595 Diageo plc 673,066
11,529 Direct Line Insurance Group plc 40,210
4,261 Evraz plc 18,974
42,061 GlaxoSmithKline plc 788,543
3,183 Halma plc 96,165
2,784 Hargreaves Lansdown plc 56,002
1,448 Hikma Pharmaceuticals plc 48,533
170,759 HSBC Holdings plc 668,056
7,935 Imperial Brands plc 140,160
12,595 Informa plc
a
61,044
1,450 InterContinental Hotels Group plc
a
76,111
1,353 Intertek Group plc 110,401
14,843 J Sainsbury plc 36,546
3,672 JD Sports Fashion plc 38,331
1,623 Johnson Matthey plc 49,320
17,693 Kingfisher plc 67,772
5,906 Land Securities Group plc 39,761
50,018 Legal & General Group plc 122,018
593,222 Lloyds TSB Group plc
a
201,389
2,652 London Stock Exchange Group plc 304,231
21,799 M&G plc 44,807
40,735 Melrose Industries plc
a
60,404
4,071 Mondi plc 86,080
29,416 National Grid plc 337,878
40,561 Natwest Group plc
a
55,546
1,115 Next plc 85,484
3,832 Ocado Group plc
a
135,536
6,437 Pearson plc 45,662
2,674 Persimmon plc 85,217
21,874 Prudential plc 313,857
5,951 Reckitt Benckiser Group plc 580,257
16,211 RELX plc 360,827
15,506 Rentokil Initial plc
a
107,176
9,405 Rio Tinto plc 565,925
16,191 Rolls-Royce Holdings plc 26,883
34,387 Royal Dutch Shell plc, Class A 429,266
31,075 Royal Dutch Shell plc, Class B 376,850
8,650 RSA Insurance Group plc
a
50,506
9,152 Sage Group plc 85,051
1,042 Schroders plc 36,189
9,985 SEGRO plc 119,996
1,995 Severn Trent plc 62,812
7,333 Smith & Nephew plc 143,649
3,322 Smiths Group plc 58,765
618 Spirax-Sarco Engineering plc 88,005
8,715 SSE plc 135,643
4,486 St. James's Place plc 53,969

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (96.2%) Value
United Kingdom (12.1%) - continued
22,494 Standard Chartered plc
a
$ 103,509
19,123 Standard Life Aberdeen plc 55,690
30,531 Taylor Wimpey plc 42,691
82,115 Tesco plc 225,268
9,798 Unilever plc 604,081
5,717 United Utilities Group plc 63,153
224,468 Vodafone Group plc 297,518
1,692 Whitbread plc 46,230
20,165 William Morrison Supermarkets plc 44,261
Total 14,410,394
Total Common Stock
(cost $100,309,791) 114,492,320
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
477 Bayerische Motoren Werke AG 26,070
1,494 Henkel AG & Company KGaA 156,253
1,556 Volkswagen AG
a
250,379
Total 432,702
Total Preferred Stock
(cost $362,016) 432,702
Shares or
Principal
Amount Short-Term Investments ( 3.0% )
Federal Home Loan Bank Discount
Notes
100,000 0.060%,  10/7/2020
d,e
99,999
300,000 0.080%,  11/12/2020
d,e
299,976
Thrivent Core Short-Term Reserve
Fund
324,100 0.310% 3,241,000
Total Short-Term Investments
(cost $3,643,696) 3,640,975
Total Investments (cost
$104,315,503) 99.6% $118,565,997
Other Assets and Liabilities,
Net 0.4% 487,440
Total Net Assets 100.0% $119,053,437
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $1,968,182 or
1.7% of total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
International Index Portfolio as of September 30, 2020
was $86,482 or 0.1% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Siemens Energy AG, 10/15/2020 9/28/2020 $ 78,949
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,047,055 – 6,047,055 –
Consumer Discretionary 12,880,223 30,503 12,849,720 –
Consumer Staples^ 13,934,534 66,792 13,867,742 0
Energy 3,281,018 – 3,281,018 –
Financials 17,937,515 – 17,937,515 –
Health Care 16,097,075 179,097 15,917,978 –
Industrials 17,262,054 27,810 17,147,762 86,482
Information Technology 10,425,560 257,625 10,167,935 –
Materials 8,525,647 – 8,525,647 –
Real Estate 3,635,183 – 3,635,183 –
Utilities 4,466,456 – 4,466,456 –
Preferred Stock
Consumer Discretionary 276,449 – 276,449 –
Consumer Staples 156,253 – 156,253 –
Short-Term Investments 399,975 – 399,975 –
Subtotal Investments in Securities $115,324,997 $561,827 $114,676,688 $86,482
Other Investments  * Total
Affiliated Short-Term Investments 3,241,000
Subtotal Other Investments $3,241,000
Total Investments at Value $118,565,997
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 75,406 75,406 – –
Total Liability Derivatives $75,406 $75,406 $– $–
^ Level 3 security in this section is fair valued at <$1.
The following table presents International Index Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$399,975 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 42 December 2020 $ 3,967,126 ( $ 75,406)
Total Futures Long Contracts $ 3,967,126 ( $ 75,406)
Total Futures Contracts $ 3,967,126 ($75,406)

International Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $5,000 $32,238 $33,999 $3,241 324 2.7%
Total Affiliated Short-Term Investments
5,000
3,241 2.7
Total Value
$5,000
$3,241
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $5 $(3) – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Total Value $5 $(3) $–

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.3% ) Value
Communications Services (12.7%)
421,531 Activision Blizzard, Inc. $ 34,122,935
84,662 Alphabet, Inc., Class A
a
124,080,627
231,724 Facebook, Inc.
a
60,688,516
568,691 Live Nation Entertainment, Inc.
a
30,641,071
1,059,705 Uber Technologies, Inc.
a
38,658,038
Total 288,191,187
Consumer Discretionary (21.0%)
92,147 Amazon.com, Inc.
a
290,146,024
304,490 Aptiv plc 27,915,643
24,948 Chipotle Mexican Grill, Inc.
a
31,028,077
224,706 Home Depot, Inc. 62,403,103
399,067 NIKE, Inc. 50,098,871
36,712 Tesla, Inc.
a
15,749,815
Total 477,341,533
Consumer Staples (0.6%)
332,718 BJ's Wholesale Club Holdings,
Inc.
a
13,824,433
Total 13,824,433
Financials (4.1%)
329,904 American Express Company 33,072,876
742,024 Charles Schwab Corporation 26,883,530
90,637 S&P Global, Inc. 32,683,702
Total 92,640,108
Health Care (13.5%)
76,479 Amgen, Inc. 19,437,903
239,378 Cerner Corporation 17,304,636
358,815 Edwards Lifesciences Corporation
a
28,640,613
59,295 Humana, Inc. 24,541,607
58,911 Intuitive Surgical, Inc.
a
41,799,711
239,115 Novo Nordisk AS ADR 16,601,754
97,309 Stryker Corporation 20,276,276
64,757 Teladoc Health, Inc.
a,b
14,197,325
73,559 Thermo Fisher Scientific, Inc. 32,477,770
88,230 Veeva Systems, Inc.
a
24,809,394
103,229 Vertex Pharmaceuticals, Inc.
a
28,090,675
225,137 Zoetis, Inc. 37,230,906
Total 305,408,570
Industrials (3.0%)
153,107 Honeywell International, Inc. 25,202,943
59,474 Lockheed Martin Corporation 22,795,195
95,945 Norfolk Southern Corporation 20,531,270
Total 68,529,408
Information Technology (41.0%)
121,023 Adobe, Inc.
a
59,353,310
1,740,912 Apple, Inc. 201,615,019
179,821 CDW Corporation 21,494,004
275,668 MasterCard, Inc. 93,222,647
886,627 Microsoft Corporation 186,484,257
149,617 NVIDIA Corporation 80,975,713
300,392 PayPal Holdings, Inc.
a
59,186,236
80,338 Salesforce.com, Inc.
a
20,190,546
109,180 ServiceNow , Inc.
a
52,952,300
287,352 Square, Inc.
a
46,709,067
545,738 Visa, Inc. 109,131,228
Total 931,314,327
Shares Common Stock (98.3%) Value
Materials (1.1%)
129,089 Ecolab, Inc. $ 25,797,146
Total 25,797,146
Real Estate (1.3%)
123,811 American Tower Corporation 29,928,833
Total 29,928,833
Total Common Stock
(cost $1,178,033,650) 2,232,975,545
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
13,636,665 Thrivent Cash Management Trust 13,636,665
Total Collateral Held for
Securities Loaned
(cost $13,636,665) 13,636,665
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
2,943 Airbnb, Inc., Series D,
Convertible
a,c
198,770
Total 198,770
Total Preferred Stock
(cost $119,818) 198,770
Shares Short-Term Investments ( 1.4% ) Value
Thrivent Core Short-Term Reserve
Fund
3,138,349 0.310% 31,383,490
Total Short-Term Investments
(cost $31,355,950) 31,383,490
Total Investments (cost
$1,223,146,083) 100.3% $2,278,194,470
Other Assets and Liabilities, Net
(0.3%) (6,298,594)
Total Net Assets 100.0% $2,271,895,876
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth
Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 13,483,260
Total lending $13,483,260
Gross amount payable upon return of
collateral for securities loaned $13,636,665
Net amounts due to counterparty
$153,405
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 288,191,187 288,191,187 – –
Consumer Discretionary 477,341,533 477,341,533 – –
Consumer Staples 13,824,433 13,824,433 – –
Financials 92,640,108 92,640,108 – –
Health Care 305,408,570 305,408,570 – –
Industrials 68,529,408 68,529,408 – –
Information Technology 931,314,327 931,314,327 – –
Materials 25,797,146 25,797,146 – –
Real Estate 29,928,833 29,928,833 – –
Preferred Stock
Consumer Discretionary 198,770 – – 198,770
Subtotal Investments in Securities $2,233,174,315 $2,232,975,545 $– $198,770
Other Investments  * Total
Affiliated Short-Term Investments 31,383,490
Collateral Held for Securities Loaned 13,636,665
Subtotal Other Investments $45,020,155
Total Investments at Value $2,278,194,470
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $20,434 $213,798 $202,838 $31,383 3,138 1.4%
Total Affiliated Short-Term Investments
20,434
31,383 1.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,542 70,446 60,351 13,637 13,637 0.6
Total Collateral Held for Securities Loaned
3,542
13,637 0.6
Total Value
$23,976
$45,020
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(39) $28 – $215
Total Income/Non Income Cash from Affiliated
Investments $215
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $(39) $28 $–

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Communications Services (10.0%)
34,731 Activision Blizzard, Inc. $ 2,811,474
13,514 Alphabet, Inc., Class A
a
19,806,118
13,205 Alphabet, Inc., Class C
a
19,406,068
320,453 AT&T, Inc. 9,136,115
44,521 CenturyLink, Inc. 449,217
6,727 Charter Communications, Inc.
a
4,199,935
205,029 Comcast Corporation 9,484,642
7,216 Discovery, Inc., Class A
a,b
157,092
13,923 Discovery, Inc., Class C
a
272,891
11,096 DISH Network Corporation
a
322,117
12,989 Electronic Arts, Inc.
a
1,693,895
108,135 Facebook, Inc.
a
28,320,556
15,454 Fox Corporation, Class A 430,085
7,045 Fox Corporation, Class B 197,049
17,559 Interpublic Group of Companies,
Inc. 292,709
6,407 Live Nation Entertainment, Inc.
a
345,209
17,535 News Corporation, Class A 245,841
5,491 News Corporation, Class B 76,764
9,659 Omnicom Group, Inc. 478,120
5,135 Take-Two Interactive Software,
Inc.
a
848,405
26,166 T-Mobile US, Inc.
a
2,992,344
35,574 Twitter, Inc.
a
1,583,043
186,112 Verizon Communications, Inc. 11,071,803
25,356 ViacomCBS , Inc. 710,222
81,274 Walt Disney Company 10,084,478
Total 125,416,192
Consumer Discretionary (12.3%)
3,114 Advance Auto Parts, Inc. 477,999
19,149 Amazon.com, Inc.
a
60,295,031
12,145 Aptiv plc 1,113,454
1,052 AutoZone, Inc.
a
1,238,877
10,361 Best Buy Company, Inc. 1,153,076
1,842 Booking Holdings, Inc.
a
3,151,073
9,342 BorgWarner, Inc. 361,909
7,327 CarMax, Inc.
a
673,425
23,292 Carnival Corporation
b
353,573
1,258 Chipotle Mexican Grill, Inc.
a
1,564,587
14,886 D.R. Horton, Inc. 1,125,828
5,852 Darden Restaurants, Inc. 589,530
11,201 Dollar General Corporation 2,347,954
10,673 Dollar Tree, Inc.
a
974,872
1,770 Domino's Pizza, Inc. 752,746
29,904 eBay, Inc. 1,557,998
5,367 Etsy, Inc.
a
652,788
6,102 Expedia Group, Inc. 559,492
175,745 Ford Motor Company 1,170,462
9,241 Gap, Inc. 157,374
6,709 Garmin, Ltd. 636,416
56,641 General Motors Company 1,676,007
6,500 Genuine Parts Company 618,605
15,679 Hanesbrands, Inc. 246,944
5,740 Hasbro, Inc. 474,813
12,472 Hilton Worldwide Holdings, Inc. 1,064,111
48,415 Home Depot, Inc. 13,445,330
10,520 L Brands, Inc. 334,641
14,772 Las Vegas Sands Corporation 689,261
5,959 Leggett & Platt, Inc. 245,332
12,351 Lennar Corporation 1,008,830
12,591 LKQ Corporation
a
349,148
33,990 Lowe's Companies, Inc. 5,637,581
11,961 Marriott International, Inc. 1,107,349
33,467 McDonald's Corporation 7,345,672
18,414 MGM Resorts International 400,504
Shares Common Stock (99.6%) Value
Consumer Discretionary (12.3%) - continued
2,679 Mohawk Industries, Inc.
a
$ 261,444
19,835 Netflix, Inc.
a
9,918,095
16,984 Newell Brands, Inc. 291,445
55,989 NIKE, Inc. 7,028,859
12,396 Norwegian Cruise Line Holdings,
Ltd.
a,b
212,096
158 NVR, Inc.
a
645,133
3,331 O'Reilly Automotive, Inc.
a
1,535,857
12,062 PulteGroup, Inc. 558,350
3,197 PVH Corporation 190,669
2,154 Ralph Lauren Corporation 146,407
16,011 Ross Stores, Inc. 1,494,147
8,014 Royal Caribbean Cruises, Ltd.
b
518,746
52,577 Starbucks Corporation 4,517,416
12,429 Tapestry, Inc. 194,265
22,516 Target Corporation 3,544,469
4,858 Tiffany & Company 562,799
53,929 TJX Companies, Inc. 3,001,149
5,227 Tractor Supply Company 749,238
2,533 Ulta Beauty, Inc.
a
567,341
8,490 Under Armour , Inc., Class A
a
95,343
8,852 Under Armour , Inc., Class C
a
87,104
14,372 VF Corporation 1,009,633
2,801 Whirlpool Corporation 515,076
4,373 Wynn Resorts, Ltd. 314,025
13,562 Yum! Brands, Inc. 1,238,211
Total 154,749,909
Consumer Staples (7.0%)
83,583 Altria Group, Inc. 3,229,647
24,991 Archer-Daniels-Midland Company 1,161,832
8,218 Brown-Forman Corporation 618,980
9,105 Campbell Soup Company 440,409
11,123 Church & Dwight Company, Inc. 1,042,336
5,677 Clorox Company
b
1,193,135
173,872 Coca-Cola Company 8,584,061
38,562 Colgate-Palmolive Company 2,975,058
21,952 Conagra Brands, Inc. 783,906
7,557 Constellation Brands, Inc. 1,432,127
19,858 Costco Wholesale Corporation 7,049,590
10,145 Estee Lauder Companies, Inc. 2,214,146
27,477 General Mills, Inc. 1,694,781
6,630 Hershey Company 950,344
12,628 Hormel Foods Corporation 617,383
5,131 J.M. Smucker Company 592,733
11,413 Kellogg Company 737,166
15,339 Kimberly-Clark Corporation 2,264,957
29,143 Kraft Heinz Company 872,833
34,988 Kroger Company 1,186,443
6,536 Lamb Weston Holdings, Inc. 433,141
5,569 McCormick & Company, Inc. 1,080,943
8,479 Molson Coors Beverage Company 284,555
64,241 Mondelez International, Inc. 3,690,646
16,604 Monster Beverage Corporation
a
1,331,641
62,275 PepsiCo, Inc. 8,631,315
70,040 Philip Morris International, Inc. 5,252,300
111,973 Procter & Gamble Company 15,563,127
22,879 Sysco Corporation 1,423,531
13,234 Tyson Foods, Inc. 787,158
32,348 Walgreens Boots Alliance, Inc. 1,161,940
62,451 Wal-Mart Stores, Inc. 8,737,519
Total 88,019,683
Energy (2.0%)
17,008 Apache Corporation 161,066
29,518 Baker Hughes Company 392,294

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Energy (2.0%) - continued
17,959 Cabot Oil & Gas Corporation $ 311,768
83,984 Chevron Corporation 6,046,848
8,867 Concho Resources, Inc. 391,212
48,240 ConocoPhillips 1,584,202
17,258 Devon Energy Corporation 163,261
7,111 Diamondback Energy, Inc. 214,183
26,187 EOG Resources, Inc. 941,161
190,168 Exxon Mobil Corporation 6,528,468
39,548 Halliburton Company 476,553
12,295 Hess Corporation 503,234
6,713 HollyFrontier Corporation 132,313
87,638 Kinder Morgan, Inc. 1,080,577
35,603 Marathon Oil Corporation 145,616
29,297 Marathon Petroleum Corporation 859,574
17,499 National Oilwell Varco, Inc. 158,541
21,798 Noble Energy, Inc. 186,373
37,651 Occidental Petroleum Corporation 376,887
19,978 ONEOK, Inc. 519,028
19,641 Phillips 66 1,018,189
7,388 Pioneer Natural Resources
Company 635,294
62,431 Schlumberger, Ltd. 971,426
18,942 TechnipFMC plc 119,524
18,350 Valero Energy Corporation 794,922
54,581 Williams Companies, Inc. 1,072,517
Total 25,785,031
Financials (9.6%)
29,819 Aflac, Inc. 1,083,921
14,047 Allstate Corporation 1,322,385
29,332 American Express Company 2,940,533
38,744 American International Group, Inc. 1,066,622
5,409 Ameriprise Financial, Inc. 833,581
10,416 Aon plc 2,148,821
8,613 Arthur J. Gallagher & Company 909,361
2,689 Assurant, Inc. 326,203
342,914 Bank of America Corporation 8,260,798
36,655 Bank of New York Mellon
Corporation 1,258,733
89,152 Berkshire Hathaway, Inc.
a
18,984,027
6,378 BlackRock, Inc. 3,594,322
20,538 Capital One Financial Corporation 1,475,861
4,891 Cboe Global Markets, Inc. 429,136
52,162 Charles Schwab Corporation 1,889,829
20,301 Chubb, Ltd. 2,357,352
6,728 Cincinnati Financial Corporation 524,582
93,634 Citigroup, Inc. 4,036,562
19,234 Citizens Financial Group, Inc. 486,235
16,129 CME Group, Inc. 2,698,543
6,263 Comerica, Inc. 239,560
13,782 Discover Financial Services 796,324
9,966 E*TRADE Financial Corporation 498,798
1,801 Everest Re Group, Ltd. 355,770
32,034 Fifth Third Bancorp 682,965
7,741 First Republic Bank 844,233
12,031 Franklin Resources, Inc. 244,831
15,475 Goldman Sachs Group, Inc. 3,110,011
16,124 Hartford Financial Services Group,
Inc. 594,331
45,712 Huntington Bancshares, Inc. 419,179
25,243 Intercontinental Exchange, Inc. 2,525,562
16,961 Invesco, Ltd. 193,525
137,069 J.P. Morgan Chase & Company 13,195,633
43,950 KeyCorp 524,323
8,170 Lincoln National Corporation 255,966
10,721 Loews Corporation 372,555
Shares Common Stock (99.6%) Value
Financials (9.6%) - continued
5,770 M&T Bank Corporation $ 531,359
1,707 MarketAxess Holdings, Inc. 822,074
22,782 Marsh & McLennan Companies,
Inc. 2,613,095
34,699 MetLife, Inc. 1,289,762
7,260 Moody's Corporation 2,104,311
53,896 Morgan Stanley 2,605,872
3,762 MSCI, Inc. 1,342,206
5,176 Nasdaq, Inc. 635,147
9,372 Northern Trust Corporation 730,735
19,132 People's United Financial, Inc. 197,251
19,092 PNC Financial Services Group,
Inc. 2,098,402
11,485 Principal Financial Group, Inc. 462,501
26,329 Progressive Corporation 2,492,566
17,765 Prudential Financial, Inc. 1,128,433
5,497 Raymond James Financial, Inc. 399,962
43,136 Regions Financial Corporation 497,358
10,839 S&P Global, Inc. 3,908,543
15,865 State Street Corporation 941,270
2,328 SVB Financial Group
a
560,163
24,417 Synchrony Financial 638,993
10,209 T. Rowe Price Group, Inc. 1,308,998
4,413 Torchmark Corporation 352,599
11,399 Travelers Companies, Inc. 1,233,258
60,610 Truist Financial Corporation 2,306,210
61,652 U.S. Bancorp 2,210,224
9,168 Unum Group 154,297
6,325 W.R. Berkley Corporation 386,774
185,303 Wells Fargo & Company 4,356,473
5,795 Willis Towers Watson plc 1,210,112
7,385 Zions Bancorporations NA 215,790
Total 121,215,711
Health Care (14.2%)
79,631 Abbott Laboratories 8,666,242
79,375 AbbVie, Inc. 6,952,456
2,023 ABIOMED, Inc.
a
560,492
13,867 Agilent Technologies, Inc. 1,399,735
9,857 Alexion Pharmaceuticals, Inc.
a
1,127,936
3,227 Align Technology, Inc.
a
1,056,391
6,611 AmerisourceBergen Corporation 640,738
26,342 Amgen, Inc. 6,695,083
11,312 Anthem, Inc. 3,038,290
22,768 Baxter International, Inc. 1,831,003
13,037 Becton, Dickinson and Company 3,033,449
7,120 Biogen, Inc.
a
2,019,802
964 Bio-Rad Laboratories, Inc.
a
496,903
64,346 Boston Scientific Corporation
a
2,458,661
101,373 Bristol-Myers Squibb Company 6,111,778
13,164 Cardinal Health, Inc. 618,050
7,382 Catalent , Inc.
a
632,342
26,062 Centene Corporation
a
1,520,196
13,735 Cerner Corporation 992,903
16,515 Cigna Holding Company 2,797,806
2,210 Cooper Companies, Inc. 745,035
58,860 CVS Health Corporation 3,437,424
28,397 Danaher Corporation 6,114,726
3,384 DaVita, Inc.
a
289,840
9,827 Dentsply Sirona, Inc. 429,735
4,306 Dexcom , Inc.
a
1,775,062
27,963 Edwards Lifesciences Corporation
a
2,232,007
35,705 Eli Lilly and Company 5,285,054
56,387 Gilead Sciences, Inc. 3,563,094
11,866 HCA Healthcare, Inc. 1,479,453
6,430 Henry Schein, Inc.
a
377,955

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Health Care (14.2%) - continued
11,640 Hologic , Inc.
a
$ 773,711
5,950 Humana, Inc. 2,462,645
3,826 IDEXX Laboratories, Inc.
a
1,504,039
6,566 Illumina, Inc.
a
2,029,419
8,361 Incyte Corporation
a
750,316
5,263 Intuitive Surgical, Inc.
a
3,734,309
8,603 IQVIA Holding, Inc.
a
1,356,091
118,413 Johnson & Johnson 17,629,327
4,381 Laboratory Corporation of America
Holdings
a
824,811
7,291 McKesson Corporation 1,085,849
60,452 Medtronic plc 6,282,172
113,755 Merck & Company, Inc. 9,435,977
1,078 Mettler -Toledo International, Inc.
a
1,041,078
23,296 Mylan NV
a
345,480
5,019 PerkinElmer, Inc. 629,935
6,146 Perrigo Company plc 282,163
249,925 Pfizer, Inc. 9,172,247
6,040 Quest Diagnostics, Inc. 691,520
4,702 Regeneron Pharmaceuticals, Inc.
a
2,632,086
6,513 ResMed , Inc. 1,116,524
3,829 STERIS plc 674,631
14,697 Stryker Corporation 3,062,414
2,089 Teleflex, Inc. 711,137
17,792 Thermo Fisher Scientific, Inc. 7,855,524
42,745 UnitedHealth Group, Inc. 13,326,609
3,491 Universal Health Services, Inc. 373,607
4,095 Varian Medical Systems, Inc.
a
704,340
11,715 Vertex Pharmaceuticals, Inc.
a
3,187,886
2,788 Waters Corporation
a
545,556
3,321 West Pharmaceutical Services,
Inc. 912,943
9,312 Zimmer Biomet Holdings, Inc. 1,267,736
21,370 Zoetis, Inc. 3,533,957
Total 178,315,680
Industrials (8.8%)
25,907 3M Company 4,149,783
6,088 A.O. Smith Corporation 321,446
5,561 Alaska Air Group, Inc. 203,699
4,154 Allegion plc 410,872
22,873 American Airlines Group, Inc.
b
281,109
10,335 AMETEK, Inc. 1,027,299
17,654 Arconic , Inc. 295,175
23,863 Boeing Company 3,943,599
6,070 C.H. Robinson Worldwide, Inc. 620,293
36,619 Carrier Global Corporation 1,118,344
24,355 Caterpillar, Inc. 3,632,548
3,910 Cintas Corporation 1,301,365
9,292 Copart , Inc.
a
977,147
33,668 Corteva , Inc. 969,975
34,409 CSX Corporation 2,672,547
6,645 Cummins, Inc. 1,403,158
14,094 Deere & Company 3,123,653
28,688 Delta Air Lines, Inc. 877,279
6,485 Dover Corporation 702,585
17,995 Eaton Corporation plc 1,836,030
26,877 Emerson Electric Company 1,762,325
5,462 Equifax, Inc. 856,988
7,541 Expeditors International of
Washington, Inc. 682,611
25,820 Fastenal Company 1,164,224
10,841 FedEx Corporation 2,726,728
5,866 Flowserve Corporation 160,083
15,160 Fortive Corporation 1,155,344
Shares Common Stock (99.6%) Value
Industrials (8.8%) - continued
6,213 Fortune Brands Home and
Security, Inc. $ 537,549
10,453 General Dynamics Corporation 1,447,009
393,687 General Electric Company 2,452,670
31,563 Honeywell International, Inc. 5,195,585
1,823 Huntington Ingalls Industries, Inc. 256,587
3,394 IDEX Corporation 619,100
16,776 IHS Markit , Ltd. 1,317,084
12,940 Illinois Tool Works, Inc. 2,500,137
16,694 Ingersoll - Rand, Inc.
a
594,306
5,863 Jacobs Engineering Group, Inc. 543,911
3,749 JB Hunt Transport Services, Inc. 473,799
33,464 Johnson Controls International plc 1,367,004
4,243 Kansas City Southern 767,262
9,724 L3Harris Technologies, Inc. 1,651,524
23,629 Linde Public Limited Company 5,626,774
11,064 Lockheed Martin Corporation 4,240,610
11,763 Masco Corporation 648,494
16,070 Nielsen Holdings plc 227,873
11,474 Norfolk Southern Corporation 2,455,321
6,973 Northrop Grumman Corporation 2,199,912
4,327 Old Dominion Freight Line, Inc. 782,841
18,309 Otis Worldwide Corporation 1,142,848
15,577 PACCAR, Inc. 1,328,407
5,784 Parker-Hannifin Corporation 1,170,335
7,470 Pentair, Ltd. 341,902
6,202 Quanta Services, Inc. 327,838
68,708 Raytheon Technologies
Corporation 3,953,458
9,454 Republic Services, Inc. 882,531
5,164 Robert Half International, Inc. 273,382
5,218 Rockwell Automation, Inc. 1,151,508
6,634 Rollins, Inc. 359,497
4,709 Roper Industries, Inc. 1,860,573
2,446 Snap-On, Inc. 359,880
26,530 Southwest Airlines Company 994,875
7,182 Stanley Black & Decker, Inc. 1,164,920
1,658 Teledyne Technologies, Inc.
a
514,328
10,255 Textron, Inc. 370,103
10,765 Trane Technologies plc 1,305,256
2,438 TransDigm Group, Inc. 1,158,343
30,531 Union Pacific Corporation 6,010,638
13,087 United Airlines Holdings, Inc.
a
454,773
31,802 United Parcel Service, Inc. 5,299,167
3,244 United Rentals, Inc.
a
566,078
7,303 Verisk Analytics, Inc. 1,353,319
2,024 W.W. Grainger, Inc. 722,103
8,045 Wabtec Corporation 497,825
17,480 Waste Management, Inc. 1,978,212
8,107 Xylem, Inc. 681,961
Total 110,505,621
Information Technology (28.0%)
28,614 Accenture plc 6,466,478
21,573 Adobe, Inc.
a
10,580,046
52,820 Advanced Micro Devices, Inc.
a
4,330,712
7,314 Akamai Technologies, Inc.
a
808,490
13,420 Amphenol Corporation 1,452,983
16,621 Analog Devices, Inc. 1,940,336
3,858 ANSYS, Inc.
a
1,262,453
723,049 Apple, Inc. 83,736,305
41,076 Applied Materials, Inc. 2,441,968
2,462 Arista Networks, Inc.
a
509,462
9,862 Autodesk, Inc.
a
2,278,221
19,338 Automatic Data Processing, Inc. 2,697,458
18,089 Broadcom, Ltd. 6,590,184

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Information Technology (28.0%) - continued
5,173 Broadridge Financial Solutions,
Inc. $ 682,836
12,539 Cadence Design Systems, Inc.
a
1,337,034
6,417 CDW Corporation 767,024
190,402 Cisco Systems, Inc. 7,499,935
5,556 Citrix Systems, Inc. 765,117
24,388 Cognizant Technology Solutions
Corporation 1,693,015
34,216 Corning, Inc. 1,108,941
11,437 DXC Technology Company 204,150
2,743 F5 Networks, Inc.
a
336,758
27,867 Fidelity National Information
Services, Inc. 4,102,301
24,998 Fiserv, Inc.
a
2,576,044
3,775 FleetCor Technologies, Inc.
a
898,827
5,902 FLIR Systems, Inc. 211,587
6,040 Fortinet, Inc.
a
711,572
4,018 Gartner, Inc.
a
502,049
13,459 Global Payments, Inc. 2,390,049
57,862 Hewlett Packard Enterprise
Company 542,167
61,774 HP, Inc. 1,173,088
191,282 Intel Corporation 9,904,582
40,055 International Business Machines
Corporation 4,873,492
11,775 Intuit, Inc. 3,841,123
1,599 IPG Photonics Corporation
a
271,782
3,451 Jack Henry & Associates, Inc. 561,098
14,939 Juniper Networks, Inc. 321,188
8,417 Keysight Technologies, Inc.
a
831,431
6,992 KLA-Tencor Corporation 1,354,630
6,550 Lam Research Corporation 2,172,963
6,011 Leidos Holdings, Inc. 535,881
39,730 MasterCard, Inc. 13,435,494
12,020 Maxim Integrated Products, Inc. 812,672
11,354 Microchip Technology, Inc. 1,166,737
49,968 Micron Technology, Inc.
a
2,346,497
340,362 Microsoft Corporation 71,588,339
7,636 Motorola Solutions, Inc. 1,197,401
9,969 NetApp, Inc. 437,041
26,581 NortonLifeLock , Inc. 553,948
27,750 NVIDIA Corporation 15,018,855
86,950 Oracle Corporation 5,190,915
14,409 Paychex, Inc. 1,149,406
2,202 Paycom Software, Inc.
a
685,483
52,770 PayPal Holdings, Inc.
a
10,397,273
5,138 Qorvo , Inc.
a
662,853
50,745 QUALCOMM, Inc. 5,971,672
40,928 Salesforce.com, Inc.
a
10,286,025
10,038 Seagate Technology plc 494,572
8,626 ServiceNow , Inc.
a
4,183,610
7,521 Skyworks Solutions, Inc. 1,094,306
6,826 Synopsys, Inc.
a
1,460,627
14,844 TE Connectivity, Ltd. 1,450,853
7,467 Teradyne, Inc. 593,328
41,195 Texas Instruments, Inc. 5,882,234
1,810 Tyler Technologies, Inc.
a
630,894
4,546 VeriSign, Inc.
a
931,248
75,830 Visa, Inc. 15,163,725
13,606 Western Digital Corporation 497,299
18,529 Western Union Company 397,076
8,048 Xerox Holdings Corporation 151,061
10,988 Xilinx, Inc. 1,145,389
2,399 Zebra Technologies Corporation
a
605,652
Total 352,848,245
Shares Common Stock (99.6%) Value
Materials (2.1%)
9,935 Air Products and Chemicals, Inc. $ 2,959,239
4,789 Albemarle Corporation 427,562
70,544 Amcor plc 779,511
3,755 Avery Dennison Corporation 480,039
14,701 Ball Corporation 1,221,947
5,329 Celanese Corporation 572,601
9,635 CF Industries Holdings, Inc. 295,891
33,333 Dow, Inc. 1,568,318
33,005 DuPont de Nemours, Inc. 1,831,117
6,087 Eastman Chemical Company 475,516
11,167 Ecolab, Inc. 2,231,613
5,835 FMC Corporation 617,985
65,315 Freeport-McMoRan, Inc. 1,021,527
4,816 International Flavors & Fragrances,
Inc.
b
589,719
17,680 International Paper Company 716,747
11,575 LyondellBasell Industries NV 815,922
2,806 Martin Marietta Materials, Inc. 660,420
15,515 Mosaic Company 283,459
36,119 Newmont Mining Corporation 2,291,751
13,568 Nucor Corporation 608,660
4,265 Packaging Corporation of America 465,098
10,613 PPG Industries, Inc. 1,295,635
7,018 Sealed Air Corporation 272,369
3,686 Sherwin-Williams Company 2,568,184
5,966 Vulcan Materials Company 808,632
11,685 WestRock Company 405,937
Total 26,265,399
Real Estate (2.6%)
5,275 Alexandria Real Estate Equities,
Inc. 844,000
19,950 American Tower Corporation 4,822,513
6,709 Apartment Investment &
Management Company 226,227
6,330 AvalonBay Communities, Inc. 945,322
6,370 Boston Properties, Inc. 511,511
15,098 CBRE Group, Inc.
a
709,153
18,875 Crown Castle International
Corporation 3,142,688
12,095 Digital Realty Trust, Inc. 1,775,062
16,666 Duke Realty Corporation 614,975
3,983 Equinix , Inc. 3,027,598
15,401 Equity Residential 790,533
2,933 Essex Property Trust, Inc. 588,917
5,805 Extra Space Storage, Inc. 621,077
3,096 Federal Realty Investment Trust 227,370
24,211 Healthpeak Properties, Inc. 657,329
31,776 Host Hotels & Resorts, Inc. 342,863
12,978 Iron Mountain, Inc. 347,681
19,489 Kimco Realty Corporation 219,446
5,154 Mid-America Apartment
Communities, Inc. 597,606
33,227 Prologis, Inc. 3,343,301
6,840 Public Storage, Inc. 1,523,405
15,518 Realty Income Corporation 942,719
7,095 Regency Centers Corporation 269,752
5,033 SBA Communications Corporation 1,602,910
13,774 Simon Property Group, Inc. 890,902
3,295 SL Green Realty Corporation 152,789
13,301 UDR, Inc. 433,746
16,780 Ventas, Inc. 704,089
7,050 Vornado Realty Trust 237,656
18,768 Welltower , Inc. 1,033,929

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Real Estate (2.6%) - continued
33,564 Weyerhaeuser Company $ 957,245
Total 33,104,314
Utilities (3.0%)
29,975 AES Corporation 542,847
11,247 Alliant Energy Corporation 580,908
11,129 Ameren Corporation 880,081
22,315 American Electric Power
Company, Inc. 1,823,805
8,150 American Water Works Company,
Inc. 1,180,772
5,548 Atmos Energy Corporation 530,333
24,550 CenterPoint Energy, Inc. 475,043
12,876 CMS Energy Corporation 790,715
15,044 Consolidated Edison, Inc. 1,170,423
37,786 Dominion Energy, Inc. 2,982,449
8,665 DTE Energy Company 996,822
33,077 Duke Energy Corporation 2,929,299
17,011 Edison International, Inc. 864,839
9,005 Entergy Corporation 887,263
10,223 Evergy , Inc. 519,533
15,412 Eversource Energy 1,287,673
43,829 Exelon Corporation 1,567,325
24,382 FirstEnergy Corporation 700,007
22,022 NextEra Energy, Inc. 6,112,426
17,258 NiSource, Inc. 379,676
11,004 NRG Energy, Inc. 338,263
5,072 Pinnacle West Capital Corporation 378,118
34,577 PPL Corporation 940,840
22,747 Public Service Enterprise Group,
Inc. 1,249,038
13,010 Sempra Energy 1,539,864
47,500 Southern Company 2,575,450
14,187 WEC Energy Group, Inc. 1,374,720
23,628 Xcel Energy, Inc. 1,630,568
Total 37,229,100
Total Common Stock
(cost $627,436,111) 1,253,454,885
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
3,123,421 Thrivent Cash Management Trust 3,123,421
Total Collateral Held for
Securities Loaned
(cost $3,123,421) 3,123,421
Shares or
Principal
Amount Short-Term Investments ( 0.4% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.080%, 11/12/2020
c,d
499,959
100,000 0.105%, 11/16/2020
c,d
99,991
Thrivent Core Short-Term Reserve
Fund
395,495 0.310% 3,954,951
Total Short-Term Investments
(cost $4,557,500) 4,554,901
Total Investments (cost
$635,117,032) 100.2% $1,261,133,207
Other Assets and Liabilities, Net
(0.2%) (3,134,728)
Total Net Assets 100.0% $1,257,998,479
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 3,073,778
Total lending $3,073,778
Gross amount payable upon return of
collateral for securities loaned $3,123,421
Net amounts due to counterparty
$49,643

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 125,416,192 125,416,192 – –
Consumer Discretionary 154,749,909 154,749,909 – –
Consumer Staples 88,019,683 88,019,683 – –
Energy 25,785,031 25,785,031 – –
Financials 121,215,711 121,215,711 – –
Health Care 178,315,680 178,315,680 – –
Industrials 110,505,621 110,505,621 – –
Information Technology 352,848,245 352,848,245 – –
Materials 26,265,399 26,265,399 – –
Real Estate 33,104,314 33,104,314 – –
Utilities 37,229,100 37,229,100 – –
Short-Term Investments 599,950 – 599,950 –
Subtotal Investments in Securities $1,254,054,835 $1,253,454,885 $599,950 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,954,951
Collateral Held for Securities Loaned 3,123,421
Subtotal Other Investments $7,078,372
Total Investments at Value $1,261,133,207
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 57,616 57,616 – –
Total Asset Derivatives $57,616 $57,616 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$599,950 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 32 December 2020 $ 5,305,584 $ 57,616
Total Futures Long Contracts $ 5,305,584 $ 57,616
Total Futures Contracts $ 5,305,584 $57,616

Large Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $6,051 $46,348 $48,457 $3,955 395 0.3%
Total Affiliated Short-Term Investments
6,051
3,955 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,403 37,312 35,592 3,123 3,123 0.2
Total Collateral Held for Securities Loaned
1,403
3,123 0.2
Total Value
$7,454
$7,078
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $16 $(3) – $54
Total Income/Non Income Cash from Affiliated
Investments $54
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 17
Total Affiliated Income from Securities Loaned, Net $17
Total Value $16 $(3) $–

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (9.0%)
13,985 Alphabet, Inc.
a
$ 20,552,356
953,298 Comcast Corporation 44,099,566
594,956 Discovery, Inc., Class A
a,b
12,952,192
1,037,984 Verizon Communications, Inc. 61,749,668
Total 139,353,782
Consumer Discretionary (7.3%)
177,348 Aptiv plc 16,259,264
10,748 AutoZone, Inc.
a
12,657,275
199,863 D.R. Horton, Inc. 15,115,639
263,731 Lowe's Companies, Inc. 43,742,424
55,900 Mohawk Industries, Inc.
a
5,455,281
263,710 Sony Corporation ADR 20,239,742
Total 113,469,625
Consumer Staples (4.5%)
83,500 Kimberly-Clark Corporation 12,329,610
36,163 Lamb Weston Holdings, Inc. 2,396,522
395,111 Wal-Mart Stores, Inc. 55,279,980
Total 70,006,112
Energy (4.7%)
661,176 BP plc ADR 11,544,133
197,609 Chevron Corporation 14,227,848
179,300 ConocoPhillips 5,888,212
462,192 Enterprise Products Partners, LP 7,298,012
147,400 Exxon Mobil Corporation 5,060,242
381,706 Halliburton Company 4,599,557
386,349 Marathon Oil Corporation 1,580,167
370,070 Marathon Petroleum Corporation 10,857,854
141,428 Pioneer Natural Resources
Company 12,161,394
Total 73,217,419
Financials (20.0%)
365,020 Aflac, Inc. 13,268,477
275,510 American International Group, Inc. 7,584,790
1,120,197 Bank of America Corporation 26,985,546
344,680 Capital One Financial Corporation 24,768,705
170,434 Chubb, Ltd. 19,790,796
697,932 Citigroup, Inc. 30,087,849
130,330 Comerica, Inc. 4,985,123
216,440 Discover Financial Services 12,505,903
35,420 Goldman Sachs Group, Inc. 7,118,357
343,230 Hartford Financial Services Group,
Inc. 12,651,458
438,064 J.P. Morgan Chase & Company 42,172,421
170,990 Julius Baer Group, Ltd. 7,262,355
317,620 MetLife, Inc. 11,805,935
509,040 Morgan Stanley 24,612,084
205,670 Raymond James Financial, Inc. 14,964,549
412,750 Truist Financial Corporation 15,705,138
1,077,763 Wells Fargo & Company 25,338,208
292,029 Zions Bancorporations NA 8,533,087
Total 310,140,781
Health Care (17.3%)
61,010 Anthem, Inc. 16,386,676
32,629 Becton, Dickinson and Company 7,592,116
57,090 Biogen, Inc.
a
16,195,291
356,830 Centene Corporation
a
20,813,894
129,152 Cigna Holding Company 21,879,640
229,237 CVS Health Corporation 13,387,441
87,820 Gilead Sciences, Inc. 5,549,346
333,006 GlaxoSmithKline plc ADR 12,534,346
124,740 HCA Healthcare, Inc. 15,552,583
Shares Common Stock (98.0%) Value
Health Care (17.3%) - continued
311,010 Johnson & Johnson $ 46,303,169
368,050 Medtronic plc 38,247,756
544,842 Merck & Company, Inc. 45,194,644
55,901 Zimmer Biomet Holdings, Inc. 7,610,362
Total 267,247,264
Industrials (11.9%)
37,140 Boeing Company 6,137,756
91,770 Carlisle Companies, Inc. 11,229,895
659,480 Carrier Global Corporation 20,140,519
153,480 CSX Corporation 11,920,792
435,090 Delta Air Lines, Inc. 13,305,052
130,510 General Dynamics Corporation 18,066,499
634,150 Johnson Controls International plc 25,905,028
89,720 Kansas City Southern 16,224,068
23,392 L3Harris Technologies, Inc. 3,972,897
149,020 Otis Worldwide Corporation 9,301,828
97,670 Parker-Hannifin Corporation 19,762,548
298,040 Raytheon Technologies
Corporation 17,149,222
61,950 United Rentals, Inc.
a
10,810,275
Total 183,926,379
Information Technology (13.7%)
133,402 Apple, Inc. 15,449,286
1,194,000 Cisco Systems, Inc. 47,031,660
244,564 Microsoft Corporation 51,439,146
266,225 Oracle Corporation 15,893,633
198,100 QUALCOMM, Inc. 23,312,408
17,864 Samsung Electronics Company,
Ltd. GDR 22,650,192
193,880 Texas Instruments, Inc. 27,684,125
56,502 VMware, Inc.
a,b
8,117,642
Total 211,578,092
Materials (4.1%)
496,986 Axalta Coating Systems, Ltd.
a
11,018,180
478,920 CF Industries Holdings, Inc. 14,707,633
270,741 Eastman Chemical Company 21,150,287
19,010 Martin Marietta Materials, Inc. 4,474,193
256,000 Nucor Corporation 11,484,160
Total 62,834,453
Real Estate (2.2%)
269,854 American Campus Communities,
Inc. 9,423,301
65,941 AvalonBay Communities, Inc. 9,847,629
169,707 CBRE Group, Inc.
a
7,971,138
659,186 Host Hotels & Resorts, Inc. 7,112,617
Total 34,354,685
Utilities (3.3%)
201,560 Duke Energy Corporation 17,850,154
102,460 Entergy Corporation 10,095,384
250,754 Exelon Corporation 8,966,963
259,379 FirstEnergy Corporation 7,446,771
26,634 NextEra Energy, Inc. 7,392,533
Total 51,751,805
Total Common Stock
(cost $1,281,140,373) 1,517,880,397

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
21,830,571 Thrivent Cash Management Trust $ 21,830,571
Total Collateral Held for
Securities Loaned
(cost $21,830,571) 21,830,571
Shares
Registered Investment
Companies ( 0.1% ) Value
Unaffiliated  (<0.1%)
25,550 Utilities Select Sector SPDR Fund
b
1,517,159
Total 1,517,159
Total Registered Investment
Companies (cost $1,550,691) 1,517,159
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
2,859,988 0.310% 28,599,882
Total Short-Term Investments
(cost $28,596,615) 28,599,882
Total Investments (cost
$1,333,118,250) 101.3% $1,569,828,009
Other Assets and Liabilities, Net
(1.3%) (20,881,652)
Total Net Assets 100.0% $1,548,946,357
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 21,283,107
Total lending $21,283,107
Gross amount payable upon return of
collateral for securities loaned $21,830,571
Net amounts due to counterparty
$547,464
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 139,353,782 139,353,782 – –
Consumer Discretionary 113,469,625 113,469,625 – –
Consumer Staples 70,006,112 70,006,112 – –
Energy 73,217,419 73,217,419 – –
Financials 310,140,781 302,878,426 7,262,355 –
Health Care 267,247,264 267,247,264 – –
Industrials 183,926,379 183,926,379 – –
Information Technology 211,578,092 188,927,900 22,650,192 –
Materials 62,834,453 62,834,453 – –
Real Estate 34,354,685 34,354,685 – –
Utilities 51,751,805 51,751,805 – –
Registered Investment Companies
Unaffiliated 1,517,159 1,517,159 – –
Subtotal Investments in Securities $1,519,397,556 $1,489,485,009 $29,912,547 $–
Other Investments  * Total
Affiliated Short-Term Investments 28,599,882
Collateral Held for Securities Loaned 21,830,571
Subtotal Other Investments $50,430,453
Total Investments at Value $1,569,828,009
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $32,029 $90,140 $93,554 $28,600 2,860 1.8%
Total Affiliated Short-Term Investments
32,029
28,600 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,485 188,378 175,032 21,831 21,831 1.4
Total Collateral Held for Securities Loaned
8,485
21,831 1.4
Total Value
$40,514
$50,431
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(18) $3 – $270
Total Income/Non Income Cash from Affiliated
Investments $270
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 29
Total Affiliated Income from Securities Loaned, Net $29
Total Value $(18) $3 $–

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.5% ) Value
Asset-Backed Securities (14.0%)
Aimco CLO, Ltd.
$ 5,000,000
1.628%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,b,c
$ 5,000,000
Apidos CLO XXVI
2,250,000
1.622%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,c
2,218,356
Ares XXXVII CLO, Ltd.
3,400,000
1.445%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,c
3,372,756
Arkansas Student Loan Authority
3,647,453
1.150%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
c
3,621,265
Assurant CLO III, Ltd.
4,500,000
1.502%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
a,c
4,431,757
Axis Equipment Finance
Receivables Trust
1,745,960
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,780,000
Bank of the West Auto Trust
855,255
2.110%,  1/15/2023, Ser.
2017-1, Class A3
a
860,301
BCC Funding XIV, LLC
309,980
2.960%,  6/20/2023, Ser.
2018-1A, Class A2
a
311,139
Benefit Street Partners CLO IV, Ltd.
4,950,000
1.522%,  (LIBOR 3M +
1.250%), 1/20/2029, Ser.
2014-IVA, Class A1RR
a,c
4,925,557
BlueMountain CLO, Ltd.
4,235,671
1.502%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,c
4,223,057
1,350,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,c
1,322,476
Business Jet Securities, LLC
406,532
4.335%,  2/15/2033, Ser.
2018-1, Class A
a
407,250
CBAM, Ltd.
5,000,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,c
4,983,670
CCG Receivables Trust
367,776
2.500%,  6/16/2025, Ser.
2018-1, Class A2
a
369,159
Commonbond Student Loan Trust
101,146
3.200%,  6/25/2032, Ser.
2015-A, Class A
a
101,236
758,359
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
777,883
1,702,428
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,c
1,676,893
CoreVest American Finance Trust
1,759,744
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,849,001
Credit Acceptance Auto Loan Trust
1,283,269
3.470%,  5/17/2027, Ser.
2018-2A, Class A
a
1,296,981
Principal
Amount Long-Term Fixed Income (97.5%) Value
Asset-Backed Securities (14.0%) - continued
Deephaven Residential Mortgage
Trust
$ 1,486,123
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
a,c
$ 1,496,079
DRB Prime Student Loan Trust
512,921
2.048%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
a,c
514,774
Earnest Student Loan Program,
LLC
793,256
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
804,303
ECMC Group Student Loan Trust
5,000,000
1.510%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,c
4,999,996
Education Funding Trust
3,444,320
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
3,480,768
Fifth Third Auto Trust
93,058
1.800%,  2/15/2022, Ser.
2017-1, Class A3 93,168
Freedom ABS Trust
1,699,855
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
1,700,514
Galaxy XX CLO, Ltd.
3,000,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,c
2,955,774
Garrison BSL CLO, Ltd.
5,000,000
1.243%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,c
4,936,475
Genesis Private Label Amortizing
Trust
3,323,807
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
3,327,841
GoldenTree Loan Opportunities,
Ltd.
3,000,000
1.570%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,c
2,958,891
Golub Capital Partners, Ltd.
6,000,000
1.422%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,c
5,947,854
HSI Asset Securitization
Corporation Trust
554,959
0.518%,  (LIBOR 1M +
0.370%), 1/25/2036, Ser.
2006-OPT2, Class M1
c
555,952
Invitation Homes Trust
6,038,240
1.251%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,c
6,038,489
Marlette Funding Trust
1,235,909
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
1,248,260
National Collegiate Trust
1,249,157
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,c
1,212,142
Nationstar HECM Loan Trust
2,447,915
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,c
2,454,231

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Asset-Backed Securities (14.0%) - continued
Navient Private Education Loan
Trust
$ 847,356
2.820%,  2/15/2068, Ser.
2019-CA, Class A1
a
$ 851,246
Navient Student Loan Trust
819,764
2.180%,  8/15/2068, Ser.
2019-FA, Class A1
a
822,705
2,235,952
0.748%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,c
2,233,388
1,339,778
0.898%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,c
1,340,065
Neuberger Berman CLO XIV, Ltd.
2,500,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,c
2,475,020
Neuberger Berman CLO, Ltd.
3,000,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,c
2,971,257
NextGear Floorplan Master Owner
Trust
4,000,000
2.560%,  10/17/2022, Ser.
2017-2A, Class A2
a
4,002,230
Northstar Education Finance, Inc.
771,618
0.848%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,c
755,599
NRZ Excess Spread-Collateralized
Notes Series
1,758,416
3.193%,  1/25/2023, Ser.
2018-PLS1, Class A
a
1,764,562
OneMain Financial Issuance Trust
860,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
a
904,455
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,525,519
OZLM VIII, Ltd.
4,069,191
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,c
4,023,905
Pretium Mortgage Credit Partners,
LLC
3,178,893
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
a,d
3,172,523
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,098,767
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,041,930
Residential Asset Mortgage
Program Series Trust
104,577
0.438%,  (LIBOR 1M +
0.290%), 8/25/2036, Ser.
2006-RZ3, Class A3
c
104,538
SLM Student Loan Trust
2,602,983
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
c
2,486,057
Small Business Lending Trust
591,364
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
581,785
1,109,548
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
1,101,566
Principal
Amount Long-Term Fixed Income (97.5%) Value
Asset-Backed Securities (14.0%) - continued
SoFi Consumer Loan Program
Trust
$ 1,644,551
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
$ 1,663,270
652,716
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
659,674
SoFi Consumer Loan Program,
LLC
220,473
2.770%,  5/25/2026, Ser.
2017-3, Class A
a
221,693
SoFi Professional Loan Program,
LLC
401,886
2.510%,  8/25/2033, Ser.
2015-C, Class A2
a
404,887
185,642
0.998%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,c
185,251
Sound Point CLO XX, Ltd.
4,000,000
1.345%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,c
3,906,336
THL Credit Wind River CLO, Ltd.
2,500,000
1.502%,  (LIBOR 3M +
1.230%), 7/20/2030, Ser.
2017-2A, Class A
a,c
2,474,567
1,500,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,b,c
1,500,000
Upstart Securitization Trust
1,703,353
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
1,717,341
2,372,254
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
2,392,114
2,830,860
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
2,851,397
Vericrest Opportunity Loan
Transferee
3,042,161
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
a,d
3,045,622
Voya CLO, Ltd.
1,248,050
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,c
1,230,510
Whitebox Clo II, Ltd.
2,250,000
2.192%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,c
2,250,000
Total 151,014,027
Basic Materials (0.9%)
Air Products and Chemicals, Inc.
775,000 1.500%,  10/15/2025 803,774
DowDuPont, Inc.
2,000,000 4.205%,  11/15/2023 2,198,420
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 725,881
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,551,502
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,140,329
Mosaic Company
650,000 3.250%,  11/15/2022 679,270
Nucor Corporation
800,000 2.000%,  6/1/2025 835,397

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Basic Materials (0.9%) - continued
Steel Dynamics, Inc.
$ 775,000 2.400%,  6/15/2025 $ 808,446
Syngenta Finance NV
1,000,000 4.892%,  4/24/2025
a
1,084,001
Total 9,827,020
Capital Goods (1.9%)
Caterpillar Financial Services
Corporation
1,420,000 1.950%,  11/18/2022 1,466,538
925,000 0.450%,  9/14/2023 924,971
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,036,553
General Electric Company
795,000 3.450%,  5/15/2024 852,982
Honeywell International, Inc.
925,000 1.350%,  6/1/2025 953,214
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025
a
769,005
Northrop Grumman Corporation
2,000,000 2.550%,  10/15/2022 2,082,525
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025 1,969,426
PACCAR Financial Corporation
1,150,000 2.650%,  4/6/2023 1,212,221
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,330,286
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,358,495
750,000 2.350%,  9/15/2024 793,124
675,000 1.000%,  9/15/2025 676,694
Siemens
Financieringsmaatschappij NV
2,000,000
0.847%,  (LIBOR 3M +
0.610%), 3/16/2022
a,c
2,010,660
Textron, Inc.
2,000,000 3.875%,  3/1/2025 2,191,216
WW Grainger, Inc.
875,000 1.850%,  2/15/2025 916,338
Total 20,544,248
Collateralized Mortgage Obligations (15.0%)
Angel Oak Mortgage Trust
4,814,544
1.373%,  5/25/2065, Ser.
2020-5, Class A1
a,c
4,817,156
Angel Oak Mortgage Trust I, LLC
1,857,662
3.258%,  4/27/2048, Ser.
2018-1, Class A1
a,c
1,866,694
1,828,634
3.674%,  7/27/2048, Ser.
2018-2, Class A1
a,c
1,857,614
Antler Mortgage Trust
2,373,954
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
a
2,380,402
1,883,928
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
a
1,887,913
Banc of America Funding Trust
382,295
3.990%,  1/25/2035, Ser.
2004-D, Class 4A1
c
386,756
1,527,929
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,581,189
Bear Stearns Adjustable Rate
Mortgage Trust
200,986
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
c
201,730
Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (15.0%) -
continued
$ 566,349
4.753%,  10/25/2036, Ser.
2006-4, Class 1A1
c
$ 553,993
Bellemeade Re, Ltd.
4,500,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
a,c
4,509,250
BRAVO Residential Funding Trust
1,573,971
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
1,625,186
Cascade Funding Mortgage Trust
2,414,107
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,c
2,503,789
COLT Funding, LLC
1,286,623
2.764%,  8/25/2049, Ser.
2019-3, Class A1
a,c
1,301,204
Countrywide Alternative Loan Trust
233,582
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 219,216
265,740
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 257,696
Credit Suisse Mortgage Capital
Certificates
1,507,615
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
a,d
1,508,255
Credit Suisse Mortgage Trust
2,500,000
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a,c,e
2,500,000
Deephaven Residential Mortgage
Trust
3,558,983
2.791%,  10/25/2059, Ser.
2019-4A, Class A1
a,c
3,607,942
Ellington Financial Mortgage Trust
1,143,159
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
a,c
1,171,860
Federal Home Loan Mortgage
Corporation - REMIC
1,440,495
3.000%,  8/15/2040, Ser.
4364, Class A 1,479,543
Federal National Mortgage
Association - REMIC
1,756,770
4.000%,  3/25/2029, Ser.
2012-74, Class V 1,820,872
340,722
3.000%,  1/25/2041, Ser.
2015-79, Class BA 343,570
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
35,180
2.250%,  6/25/2025, Ser.
2010-58, Class PT 35,272
FWD Securitization Trust
3,116,362
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,c
3,188,597
GCAT Trust
2,990,930
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
a,d
3,037,330
Genworth Mortgage Insurance
Corporation
2,000,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,c
1,958,784

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (15.0%) -
continued
GMAC Mortgage Corporation
Loan Trust
$ 39,813
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
c,f
$ 44,369
255,832
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
c
267,242
GS Mortgage-Backed Securities
Trust
2,824,992
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
3,006,637
991,307
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,c
1,008,254
1,811,526
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,c
1,815,500
GSAA Home Equity Trust
844,141
4.539%,  8/25/2034, Ser.
2004-10, Class M2
d
902,731
Homeward Opportunities Fund I
Trust
3,483,392
3.454%,  1/25/2059, Ser.
2019-1, Class A1
a,c
3,542,278
Homeward Opportunities Fund
Trust
4,500,000
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,d
4,499,997
J.P. Morgan Alternative Loan Trust
999,758
3.771%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
920,489
Legacy Mortgage Asset Trust
3,154,499
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
a
3,209,158
1,452,283
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,d
1,473,133
Long Beach Mortgage Loan Trust
613,791
1.018%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
c
613,188
Master Asset Securitization Trust
818,437
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
c
204,199
Merrill Lynch Mortgage Investors
Trust
241,799
1.333%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
c
241,356
Mortgage Equity Conversion Asset
Trust
2,522,207
0.620%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,c
2,401,977
2,524,170
0.590%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,c
2,415,431
New Residential Mortgage Loan
Trust
1,939,089
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
a,d
1,941,410
New Residential Mortgage, LLC
2,307,010
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
2,261,774
Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (15.0%) -
continued
Oaktown Re II, Ltd.
$ 206,553
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,c
$ 205,940
Preston Ridge Partners Mortgage
Trust, LLC
3,750,000
2.857%,  9/25/2025, Ser.
2020-3A1
b,d
3,749,937
978,487
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
a,d
985,985
1,887,038
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
a,d
1,902,779
3,465,104
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,c
3,469,596
896,543
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
a,d
898,745
1,784,136
2.981%,  2/25/2025, Ser.
2020-1A, Class A1
a,d
1,777,596
Pretium Mortgage Credit Partners,
LLC
3,494,016
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
a,d
3,467,239
Radnor RE, Ltd.
176,634
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,c
176,311
RCO Mortgage, LLC
3,441,494
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,d
3,433,546
2,864,345
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
a,c
3,011,724
Residential Asset Securitization
Trust
575,188
5.750%,  2/25/2036, Ser.
2005-A15, Class 5A1 394,744
Residential Funding Mortgage
Security I Trust
248,881
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 238,531
Silver Hill Trust
3,966,801
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,c
4,031,453
Specialty Underwriting and
Residential Finance Trust
3,069,670
1.148%,  (LIBOR 1M +
1.000%), 7/25/2035, Ser.
2004-BC3, Class A2C
c
2,857,143
3,211,878
1.128%,  (LIBOR 1M +
0.980%), 10/25/2035, Ser.
2004-BC4, Class A2C
c
3,128,162
Stanwich Mortgage Loan Trust
2,924,397
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,d
2,901,256
Starwood Mortgage Residential
Trust
2,209,387
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
a,c
2,285,279
2,593,894
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,c
2,604,112
Terwin Mortgage Trust
1,402,919
1.148%,  (LIBOR 1M +
1.000%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,c
1,393,740

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Collateralized Mortgage Obligations (15.0%) -
continued
Toorak Mortgage Corporation
$ 3,196,598
4.336%,  8/25/2021, Ser.
2018-1, Class A1
a,d
$ 3,214,549
5,250,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,d
5,371,584
1,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 1,528,321
2,500,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,d
2,508,791
TVC Mortgage Trust
2,800,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
2,850,247
Vericrest Opportunity Loan
Transferee
2,313,933
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
a,d
2,309,060
1,144,115
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
a,d
1,145,254
2,500,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
a,d
2,463,872
2,777,894
3.327%,  11/26/2049, Ser.
2019-NPL9, Class A1A
a,d
2,784,796
2,000,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
a,d
1,980,541
2,232,546
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
a,d
2,233,363
Verus Securitization Trust
2,144,474
3.836%,  2/25/2059, Ser.
2019-1, Class A1
a,c
2,173,601
2,861,375
3.211%,  5/25/2059, Ser.
2019-2, Class A1
a,c
2,925,761
3,051,874
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,c
3,121,260
1,417,943
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,c
1,433,366
1,617,912
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
1,633,010
Wachovia Asset Securitization, Inc.
373,238
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,c,f
323,586
Wachovia Mortgage Loan Trust,
LLC
236,217
3.898%,  5/20/2036, Ser.
2006-A, Class 2A1
c
233,729
WaMu Mortgage Pass Through
Certificates
1,735,441
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
c
1,558,874
Total 162,078,319
Commercial Mortgage-Backed Securities (0.7%)
BFLD Trust
3,000,000
1.350%,  (LIBOR 1M +
1.150%), 10/15/2022, Ser.
2020-EYP, Class A
a,b,c
3,000,000
Federal National Mortgage
Association - ACES
1,402,960
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
c
1,415,527
Principal
Amount Long-Term Fixed Income (97.5%) Value
Commercial Mortgage-Backed Securities (0.7%)
- continued
GSAA Home Equity Trust
$ 1,025,867
2.098%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
c
$ 1,081,709
Morgan Stanley BAML Trust
2,000,000
2.918%,  2/15/2046, Ser.
2013-C7, Class A4 2,075,843
Total 7,573,079
Communications Services (1.9%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,623,858
AT&T, Inc.
2,000,000
1.155%,  (LIBOR 3M +
0.890%), 2/15/2023
c
2,017,235
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,078,731
Cox Communications, Inc.
1,500,000 3.150%,  8/15/2024
a
1,614,299
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,078,294
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,106,080
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,042,331
940,000 3.050%,  4/7/2025 1,029,118
Omnicom Group, Inc.
1,242,000 3.625%,  5/1/2022 1,300,689
Sprint Corporation
1,610,000 7.125%,  6/15/2024 1,852,482
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025
a
2,084,718
Vodafone Group PLC
1,875,000 2.950%,  2/19/2023 1,970,967
Walt Disney Company
1,165,000 1.750%,  1/13/2026 1,210,320
Total 20,009,122
Consumer Cyclical (3.8%)
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 526,182
Amazon.com, Inc.
2,100,000 0.800%,  6/3/2025 2,118,701
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 983,344
910,000 0.650%,  9/8/2023 909,683
930,000 1.200%,  7/8/2025 936,770
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,144,602
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 857,751
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
892,285
1,000,000
1.089%,  (LIBOR 3M +
0.840%), 5/4/2023
a,c
995,967
Ford Motor Credit Company, LLC
1,000,000
1.515%,  (LIBOR 3M +
1.235%), 2/15/2023
c
920,189
1,840,000 3.370%,  11/17/2023 1,812,400

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Cyclical (3.8%) - continued
General Motors Financial
Company, Inc.
$ 1,900,000 3.950%,  4/13/2024 $ 2,010,001
1,420,000 2.900%,  2/26/2025 1,462,947
925,000 2.750%,  6/20/2025 947,496
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
528,070
Home Depot, Inc.
1,900,000 4.400%,  4/1/2021 1,919,384
Hyundai Capital America
1,140,000 1.800%,  10/15/2025
a
1,133,713
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,025,200
1,500,000 3.000%,  8/29/2022
a
1,552,482
Kohl's Corporation
1,090,000 9.500%,  5/15/2025 1,286,015
Lennar Corporation
990,000 4.875%,  12/15/2023 1,064,374
350,000 5.875%,  11/15/2024 391,125
Lowe's Companies, Inc.
700,000 4.000%,  4/15/2025 793,337
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,182,413
686,000 3.750%,  10/1/2025 704,426
Nissan Motor Company, Ltd.
675,000 3.043%,  9/15/2023
a
684,206
Ralph Lauren Corporation
700,000 1.700%,  6/15/2022 712,551
Starbucks Corporation
900,000 1.300%,  5/7/2022 911,643
Target Corporation
940,000 2.250%,  4/15/2025 1,003,562
TJX Companies, Inc.
1,175,000 3.500%,  4/15/2025 1,310,388
Toyota Motor Credit Corporation
1,375,000 0.500%,  8/14/2023 1,375,332
925,000 1.800%,  2/13/2025 966,221
VF Corporation
900,000 2.050%,  4/23/2022 922,619
Volkswagen Group of America
Finance, LLC
2,000,000 4.250%,  11/13/2023
a
2,197,398
1,500,000 2.850%,  9/26/2024
a
1,594,035
Total 40,776,812
Consumer Non-Cyclical (5.5%)
Abbott Laboratories
1,263,000 2.550%,  3/15/2022 1,303,937
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022
a
1,966,101
2,000,000 3.850%,  6/15/2024
a
2,190,845
1,920,000 3.600%,  5/14/2025 2,127,644
Altria Group, Inc.
2,000,000 3.800%,  2/14/2024 2,185,734
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,380,216
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,088,868
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,519,870
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,507,890
Becton, Dickinson and Company
2,050,000 3.125%,  11/8/2021 2,107,681
Principal
Amount Long-Term Fixed Income (97.5%) Value
Consumer Non-Cyclical (5.5%) - continued
Boston Scientific Corporation
$ 1,840,000 3.450%,  3/1/2024 $ 1,993,177
Bristol-Myers Squibb Company
2,000,000 3.625%,  5/15/2024 2,203,667
Bunge, Ltd. Finance Corporation
1,100,000 1.630%,  8/17/2025 1,104,571
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,057,790
800,000 1.375%,  7/23/2023
a
818,252
Centene Corporation
1,825,000 5.375%,  8/15/2026
a
1,932,994
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,071,038
Coca-Cola Company
900,000 2.950%,  3/25/2025 987,466
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,952,222
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,032,377
500,000 3.200%,  2/15/2023 528,631
CVS Health Corporation
755,000 3.700%,  3/9/2023 808,723
241,000 4.100%,  3/25/2025 272,293
Diageo Capital plc
600,000 1.375%,  9/29/2025 614,769
General Mills, Inc.
1,500,000
1.283%,  (LIBOR 3M +
1.010%), 10/17/2023
c
1,516,263
Gilead Sciences, Inc.
1,375,000 0.750%,  9/29/2023 1,377,798
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,850,268
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,567,200
Mondelez International, Inc.
775,000 2.125%,  4/13/2023 804,352
Mylan NV
975,000 3.150%,  6/15/2021 990,697
Nestle Holdings, Inc.
1,145,000 0.375%,  1/15/2024
a
1,140,273
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,198,429
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,498,872
Philip Morris International, Inc.
900,000 1.125%,  5/1/2023 913,753
Royalty Pharma plc
1,175,000 1.200%,  9/2/2025
a
1,171,281
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,012,367
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 797,527
Unilever Capital Corporation
915,000 0.375%,  9/14/2023 916,588
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,098,216
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
716,398
Zimmer Biomet Holdings, Inc.
1,500,000
0.977%,  (LIBOR 3M +
0.750%), 3/19/2021
c
1,500,258
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,529,842
Total 59,357,138

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Energy (3.6%)
BP Capital Markets America, Inc.
$ 1,500,000
0.877%,  (LIBOR 3M +
0.650%), 9/19/2022
c
$ 1,502,038
1,000,000 3.790%,  2/6/2024 1,096,469
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,428,258
Chevron Corporation
1,275,000 1.141%,  5/11/2023 1,299,570
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,811,479
Devon Energy Corporation
1,150,000 5.850%,  12/15/2025 1,288,537
Diamondback Energy, Inc.
950,000 2.875%,  12/1/2024 961,708
Encana Corporation
1,000,000 3.900%,  11/15/2021 999,907
Energy Transfer Operating, LP
1,660,000 4.200%,  9/15/2023 1,749,182
950,000 2.900%,  5/15/2025 954,942
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,067,718
Equinor ASA
925,000 2.875%,  4/6/2025 1,005,334
Exxon Mobil Corporation
1,785,000
0.618%,  (LIBOR 3M +
0.370%), 3/6/2022
c
1,792,917
1,100,000 2.992%,  3/19/2025 1,204,684
Hess Corporation
2,000,000 3.500%,  7/15/2024 2,045,681
Marathon Oil Corporation
1,000,000 2.800%,  11/1/2022 1,024,290
Marathon Petroleum Corporation
1,325,000 3.400%,  12/15/2020 1,329,124
MPLX, LP
500,000 3.500%,  12/1/2022 523,995
1,500,000 4.875%,  6/1/2025 1,700,244
1,100,000 1.750%,  3/1/2026 1,097,500
National Fuel Gas Company
1,370,000 5.500%,  1/15/2026 1,495,215
Newfield Exploration Company
1,000,000 5.750%,  1/30/2022 1,005,692
550,000 5.625%,  7/1/2024 534,943
Noble Energy, Inc.
1,015,000 3.900%,  11/15/2024 1,110,384
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,024,075
Petroleos Mexicanos
1,092,500 2.378%,  4/15/2025 1,138,087
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,093,073
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 226,175
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,627,811
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 974,900
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 777,019
Williams Partners, LP
1,325,000 3.600%,  3/15/2022 1,370,771
Total 39,261,722
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (16.9%)
AerCap Ireland Capital DAC
$ 375,000 6.500%,  7/15/2025 $ 404,759
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1,000,000 3.300%,  1/23/2023 1,003,380
1,375,000 3.150%,  2/15/2024 1,363,430
Ally Financial, Inc.
1,000,000 1.450%,  10/2/2023 997,508
American International Group, Inc.
1,150,000 3.300%,  3/1/2021 1,161,039
1,050,000 2.500%,  6/30/2025 1,122,136
Athene Global Funding
2,000,000
1.534%,  (LIBOR 3M +
1.230%), 7/1/2022
a,c
2,015,252
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,c
1,958,475
Aviation Capital Group, LLC
950,000 5.500%,  12/15/2024
a
979,979
Avolon Holdings Funding, Ltd.
900,000 5.500%,  1/15/2026
a
903,474
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,398,338
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
355,840
Banco Santander SA
800,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
c
803,573
Bank of America Corporation
500,000 2.816%,  7/21/2023
c
519,186
1,775,000 4.200%,  8/26/2024 1,976,383
1,000,000 3.458%,  3/15/2025
c
1,083,778
1,125,000 0.981%,  9/25/2025
c
1,124,727
1,900,000 2.456%,  10/22/2025
c
2,003,576
1,275,000 1.319%,  6/19/2026
c
1,282,682
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,624,784
Bank of New York Mellon
Corporation
1,885,000 1.850%,  1/27/2023 1,944,855
900,000 1.600%,  4/24/2025 934,334
700,000 4.700%,  9/20/2025
c,g
742,700
Bank of New Zealand
875,000 2.000%,  2/21/2025
a
915,872
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023 1,214,337
1,050,000 1.625%,  5/1/2023 1,076,924
935,000 4.900%,  6/4/2025
c,g
967,725
Barclays plc
1,250,000 3.250%,  1/12/2021 1,259,846
1,000,000 3.684%,  1/10/2023 1,030,853
2,000,000
1.660%,  (LIBOR 3M +
1.380%), 5/16/2024
c
2,005,448
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,c
1,012,699
BPCE SA
1,000,000
1.476%,  (LIBOR 3M +
1.220%), 5/22/2022
a,c
1,011,007
950,000 2.375%,  1/14/2025
a
987,693
Branch Banking and Trust
Company
1,800,000 2.150%,  12/6/2024 1,905,531

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (16.9%) - continued
Canadian Imperial Bank of
Commerce
$ 1,875,000 2.250%,  1/28/2025 $ 1,977,160
Capital One Bank USA NA
1,875,000 2.014%,  1/27/2023
c
1,906,762
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,632,484
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
c,g
433,420
Citigroup, Inc.
1,500,000
1.205%,  (LIBOR 3M +
0.960%), 4/25/2022
c
1,514,610
1,890,000 2.312%,  11/4/2022
c
1,926,877
1,800,000 4.000%,  8/5/2024 1,978,006
925,000 3.106%,  4/8/2026
c
994,530
Comerica, Inc.
750,000 3.700%,  7/31/2023 812,287
585,000 5.625%,  7/1/2025
c,g
614,250
Compass Bank
1,500,000 2.875%,  6/29/2022 1,545,472
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,c
1,644,706
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 455,048
Credit Agricole SA
935,000 1.907%,  6/16/2026
a,c
956,024
Credit Suisse AG
675,000 2.800%,  4/8/2022 698,942
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,698,750
990,000 7.500%,  12/11/2023
a,c,g
1,079,100
1,050,000 2.193%,  6/5/2026
a,c
1,084,183
Danske Bank AS
915,000 1.171%,  12/8/2023
a,c
915,064
1,500,000 5.375%,  1/12/2024
a
1,686,963
Deutsche Bank AG
910,000 2.222%,  9/18/2024
c
915,973
Discover Bank
1,250,000 2.450%,  9/12/2024 1,318,545
Fifth Third Bancorp
1,185,000 2.875%,  10/1/2021 1,212,787
1,900,000 2.375%,  1/28/2025 2,011,792
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,394,192
First Republic Bank
940,000 1.912%,  2/12/2024
c
966,093
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,326,650
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025
a
936,698
Goldman Sachs Group, Inc.
940,000 3.500%,  4/1/2025 1,037,147
1,915,000 3.272%,  9/29/2025
c
2,072,908
272,000 4.250%,  10/21/2025 309,016
HCP, Inc.
1,175,000 4.250%,  11/15/2023 1,285,810
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
c
2,067,967
1,500,000 6.250%,  3/23/2023
c,g
1,509,375
1,325,000 1.645%,  4/18/2026
c
1,321,265
Huntington Bancshares, Inc.
1,550,000 3.150%,  3/14/2021 1,566,596
ING Groep NV
2,600,000
1.368%,  (LIBOR 3M +
1.150%), 3/29/2022
c
2,625,255
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (16.9%) - continued
$ 500,000 4.625%,  1/6/2026
a
$ 586,304
Intercontinental Exchange, Inc.
1,150,000 0.700%,  6/15/2023 1,153,019
J.P. Morgan Chase & Company
1,250,000
4.051%,  (LIBOR 3M +
3.800%), 2/1/2021
c,g
1,236,719
925,000 1.514%,  6/1/2024
c
945,009
1,750,000 3.875%,  9/10/2024 1,935,653
1,500,000
1.123%,  (LIBOR 3M +
0.850%), 1/10/2025
c
1,511,890
800,000 2.005%,  3/13/2026
c
830,606
900,000 2.083%,  4/22/2026
c
939,993
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 780,518
450,000 4.375%,  10/1/2025 496,723
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,091,622
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
c
1,541,927
2,000,000 2.907%,  11/7/2023
c
2,078,673
925,000 7.500%,  6/27/2024
c,g
970,094
350,000 4.582%,  12/10/2025 385,033
Macquarie Group, Ltd.
1,500,000
1.276%,  (LIBOR 3M +
1.020%), 11/28/2023
a,c
1,503,420
Mitsubishi UFJ Financial Group,
Inc.
1,121,000
1.309%,  (LIBOR 3M +
1.060%), 9/13/2021
c
1,129,531
1,400,000
1.176%,  (LIBOR 3M +
0.920%), 2/22/2022
c
1,412,853
875,000 2.193%,  2/25/2025 916,257
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
904,951
Mizuho Financial Group, Inc.
1,325,000
1.389%,  (LIBOR 3M +
1.140%), 9/13/2021
c
1,337,051
1,500,000 2.555%,  9/13/2025
c
1,576,236
Morgan Stanley
1,000,000
3.885%,  (LIBOR 3M +
3.610%), 1/15/2021
c,g
943,750
1,800,000 4.100%,  5/22/2023 1,945,540
750,000 2.720%,  7/22/2025
c
796,695
1,750,000 5.000%,  11/24/2025 2,052,689
National Bank of Canada
950,000 2.100%,  2/1/2023 982,072
National Securities Clearing
Corporation
1,350,000 1.200%,  4/23/2023
a
1,373,749
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,c
2,125,188
New York Life Global Funding
950,000 2.000%,  1/22/2025
a
998,756
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,989,907
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,033,771
1,000,000 2.400%,  10/1/2024 1,059,360
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,514,178
Realty Income Corporation
2,000,000 3.250%,  10/15/2022 2,097,726
Regions Financial Corporation
925,000 2.250%,  5/18/2025 975,637

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (16.9%) - continued
Reinsurance Group of America,
Inc.
$ 2,000,000 4.700%,  9/15/2023 $ 2,208,190
Royal Bank of Canada
1,900,000 1.950%,  1/17/2023 1,963,707
900,000 1.600%,  4/17/2023 923,554
Royal Bank of Scotland Group plc
2,000,000
1.750%,  (LIBOR 3M +
1.470%), 5/15/2023
c
2,008,585
1,000,000 3.498%,  5/15/2023
c
1,035,638
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,046,900
350,000 3.450%,  6/2/2025 373,504
Santander UK Group Holdings plc
750,000 3.125%,  1/8/2021 755,324
925,000 1.532%,  8/21/2026
c
909,870
Santander UK plc
950,000 2.100%,  1/13/2023 980,318
Simon Property Group, LP
1,600,000 2.500%,  7/15/2021 1,617,297
Skandinaviska Enskilda Banken
AB
1,155,000 0.550%,  9/1/2023
a
1,155,601
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,864,431
Stadshypotek AB
2,000,000 2.500%,  4/5/2022
a
2,064,297
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,220,234
State Street Corporation
250,000 2.825%,  3/30/2023
a,c
258,665
1,415,000 2.354%,  11/1/2025
c
1,497,519
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,796,398
Sumitomo Mitsui Trust Bank, Ltd.
1,150,000 0.800%,  9/12/2023
a
1,152,107
SunTrust Banks, Inc.
775,000 2.900%,  3/3/2021 781,984
Synchrony Financial
250,000 2.850%,  7/25/2022 257,500
1,485,000 4.250%,  8/15/2024 1,613,417
Synovus Bank
940,000 2.289%,  2/10/2023
c
951,330
Toronto-Dominion Bank
1,375,000 0.750%,  9/11/2025 1,370,891
Truist Financial Corporation
675,000 4.950%,  9/1/2025
c,g
710,437
U.S. Bank NA
1,800,000 2.050%,  1/21/2025 1,900,700
UBS AG
450,000 1.750%,  4/21/2022
a
458,142
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,c
1,378,006
USB Realty Corporation
95,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
a,c,g
76,950
Ventas Realty, LP
2,000,000 3.100%,  1/15/2023 2,079,411
VEREIT Operating Partnership, LP
200,000 4.600%,  2/6/2024 214,530
440,000 4.625%,  11/1/2025 486,057
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
c
513,750
Principal
Amount Long-Term Fixed Income (97.5%) Value
Financials (16.9%) - continued
Wells Fargo & Company
$ 750,000 3.450%,  2/13/2023 $ 794,807
1,500,000 3.750%,  1/24/2024 1,629,546
1,525,000 1.654%,  6/2/2024
c
1,553,031
1,890,000 2.406%,  10/30/2025
c
1,980,141
Westpac Banking Corporation
945,000 2.000%,  1/13/2023 979,558
500,000 2.000%,  1/16/2025
a
529,235
940,000 2.894%,  2/4/2030
c
973,991
Total 181,743,483
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,116,994
Total 2,116,994
Mortgage-Backed Securities (11.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,864,496 3.000%,  3/25/2050 1,955,085
Federal Home Loan Mortgage
Corporation Whole Loan
Securities Trust
936,601
3.500%,  5/25/2047, Ser.
2017-SC02, Class 2A1
f
942,036
Federal National Mortgage
Association
585,785 3.500%,  10/1/2048 618,937
688,485 3.500%,  8/1/2049 729,027
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,050,000 1.500%,  10/1/2035
b
5,165,598
34,750,000 2.000%,  10/1/2035
b
36,107,422
33,900,000 2.500%,  10/1/2035
b
35,393,719
23,375,000 2.000%,  11/1/2035
b
24,278,827
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,203,000 2.500%,  10/1/2050
b
7,554,709
7,000,000 2.500%,  11/1/2050
b
7,326,688
212,570
3.347%,  (LIBOR 12M +
1.489%), 1/1/2043
c
218,844
1,409,683 4.000%,  7/1/2048 1,503,540
5,600,000 3.000%,  10/1/2049
b
5,866,219
Total 127,660,651
Technology (2.5%)
Baidu, Inc.
880,000 3.075%,  4/7/2025 935,194
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,133,150
Broadcom, Inc.
1,250,000 2.250%,  11/15/2023 1,299,455
Dell International, LLC/ EMC
Corporation
1,500,000 4.000%,  7/15/2024
a
1,620,648
340,000 5.850%,  7/15/2025
a
396,721
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,138,044
Global Payments, Inc.
875,000 2.650%,  2/15/2025 928,429

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Technology (2.5%) - continued
Hewlett Packard Enterprise
Company
$ 1,750,000 3.500%,  10/5/2021 $ 1,799,774
950,000 4.450%,  10/2/2023 1,044,629
Intel Corporation
900,000 3.400%,  3/25/2025 1,008,183
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,640,200
Marvell Technology Group, Ltd.
1,000,000 4.200%,  6/22/2023 1,079,578
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,090,305
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,420,465
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,130,483
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,031,886
1,000,000 2.679%,  7/19/2024
a
1,066,503
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,352,323
Tencent Holdings, Ltd.
875,000 1.810%,  1/26/2026
a
892,087
Texas Instruments, Inc.
500,000 1.375%,  3/12/2025 517,309
Total System Services, Inc.
925,000 3.750%,  6/1/2023 991,679
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,041,077
Total 26,558,122
Transportation (1.9%)
Air Canada Pass Through Trust
929,988 3.875%,  3/15/2023
a
799,948
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,795,272
1,500,000 4.250%,  2/1/2024 1,557,019
Aircastle, Ltd.
1,500,000 4.400%,  9/25/2023 1,488,691
American Airlines Pass Through
Trust
611,927 3.700%,  5/1/2023 424,433
Avolon Holdings Funding, Ltd.
1,500,000 3.950%,  7/1/2024
a
1,424,854
British Airways plc
982,376 4.625%,  6/20/2024
a
945,459
Continental Airlines, Inc.
2,130,274 4.150%,  4/11/2024 2,087,122
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,627,773
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,223,127
Penske Truck Leasing Company,
LP
750,000 3.650%,  7/29/2021
a
767,513
1,000,000 2.700%,  11/1/2024
a
1,060,707
1,000,000 3.950%,  3/10/2025
a
1,112,046
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,060,725
Southwest Airlines Company
1,975,000 4.750%,  5/4/2023 2,109,023
TTX Company
800,000 4.125%,  10/1/2023
a
874,214
Total 20,357,926
Principal
Amount Long-Term Fixed Income (97.5%) Value
U.S. Government & Agencies (13.6%)
Federal Home Loan Bank
$ 6,500,000 2.500%,  2/13/2024 $ 6,990,299
3,000,000 1.500%,  8/15/2024 3,147,342
Federal Home Loan Mortgage
Corporation
2,000,000 0.250%,  8/24/2023 2,000,173
Federal National Mortgage
Association
3,000,000 2.875%,  9/12/2023 3,231,404
3,125,000 0.875%,  8/5/2030 3,073,293
U.S. Treasury Bonds
1,325,000 2.250%,  11/15/2027 1,489,486
1,335,000 5.500%,  8/15/2028 1,849,236
17,250,000 2.625%,  2/15/2029 20,144,766
6,100,000 1.500%,  2/15/2030 6,579,422
U.S. Treasury Notes
645,000 1.125%,  8/31/2021 650,644
1,500,000 1.125%,  2/28/2022 1,520,742
1,500,000 1.875%,  7/31/2022 1,547,695
1,585,000 2.000%,  11/30/2022 1,648,648
6,000,000 1.375%,  2/15/2023 6,173,906
7,350,000 2.750%,  7/31/2023 7,887,756
17,345,000 2.500%,  1/31/2024 18,681,107
3,575,000 1.250%,  8/31/2024 3,718,978
29,800,000 1.375%,  1/31/2025 31,259,734
2,000,000 2.875%,  7/31/2025 2,249,844
17,125,000 2.625%,  1/31/2026 19,215,454
U.S. Treasury Notes, TIPS
3,130,101 0.125%,  10/15/2024 3,321,820
Total 146,381,749
Utilities (3.3%)
Ameren Corporation
750,000 2.500%,  9/15/2024 794,266
American Electric Power
Company, Inc.
1,000,000 3.650%,  12/1/2021 1,035,440
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025
a
1,796,621
CenterPoint Energy, Inc.
1,750,000 3.850%,  2/1/2024 1,916,849
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,621,449
1,500,000 2.529%,  10/1/2024 1,594,303
Duke Energy Corporation
915,000 0.900%,  9/15/2025 916,473
Edison International
1,420,000 2.950%,  3/15/2023
h
1,456,835
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,089,666
Entergy Corporation
870,000 0.900%,  9/15/2025 868,792
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,307,423
Exelon Generation Company, LLC
815,000 3.250%,  6/1/2025 890,810
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,261,041
Georgia Power Company
950,000 2.100%,  7/30/2023 991,636
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,564,394

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.5%) Value
Utilities (3.3%) - continued
Jersey Central Power & Light
Company
$ 1,500,000 4.300%,  1/15/2026
a
$ 1,714,455
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
c
1,184,536
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
c,g
1,240,625
920,000 0.950%,  8/15/2025 918,850
PPL Capital Funding, Inc.
1,580,000 3.500%,  12/1/2022 1,665,833
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,139,681
Sempra Energy
1,875,000 3.550%,  6/15/2024 2,029,753
Southern Company
1,500,000 2.950%,  7/1/2023 1,593,904
900,000 4.000%,  1/15/2051
c
902,496
WEC Energy Group, Inc.
1,140,000 0.550%,  9/15/2023 1,142,908
Xcel Energy, Inc.
1,350,000 0.500%,  10/15/2023 1,348,536
Total 35,987,575
Total Long-Term Fixed Income
(cost $1,024,519,948) 1,051,247,987
Shares
Registered Investment
Companies ( 0.6% ) Value
Unaffiliated  (0.6%)
78,500 Vanguard Short-Term Corporate
Bond ETF 6,503,725
Total 6,503,725
Total Registered Investment
Companies (cost $6,259,441) 6,503,725
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
66,000 Citigroup Capital XIII, 6.638%
c
1,780,680
Total 1,780,680
Total Preferred Stock
(cost $1,821,600) 1,780,680
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
769,378 Thrivent Cash Management Trust 769,378
Total Collateral Held for
Securities Loaned
(cost $769,378) 769,378
Shares or
Principal
Amount Short-Term Investments ( 13.7% ) Value
Federal Home Loan Bank Discount
Notes
500,000 0.080%, 10/28/2020
i,j
499,977
200,000 0.080%, 11/12/2020
i,j
199,984
600,000 0.055%, 12/9/2020
i,j
599,896
Thrivent Core Short-Term Reserve
Fund
14,548,808 0.310% 145,488,073
Shares or
Principal
Amount Short-Term Investments (13.7%) Value
U.S. Treasury Bills
200,000 0.105%, 11/19/2020
i,k
$ 199,975
100,000 0.085%, 12/3/2020
i,k
99,983
400,000 0.084%, 12/17/2020
i,l
399,919
Total Short-Term Investments
(cost $147,494,661) 147,487,807
Total Investments (cost
$1,180,865,028) 112.0% $1,207,789,577
Other Assets and Liabilities, Net
(12.0%) (129,794,399)
Total Net Assets 100.0% $1,077,995,178
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $389,517,828 or
36.1% of total net assets.
b Denotes investments purchased on a when-issued or
delayed delivery basis.
c Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f All or a portion of the security is insured or guaranteed.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h All or a portion of the security is on loan.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
l At September 30, 2020, $319,935 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 749,962
Total lending $749,962
Gross amount payable upon return of
collateral for securities loaned $769,378
Net amounts due to counterparty
$19,416
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 151,014,027 – 151,014,027 –
Basic Materials 9,827,020 – 9,827,020 –
Capital Goods 20,544,248 – 20,544,248 –
Collateralized Mortgage Obligations 162,078,319 – 159,578,319 2,500,000
Commercial Mortgage-Backed Securities 7,573,079 – 7,573,079 –
Communications Services 20,009,122 – 20,009,122 –
Consumer Cyclical 40,776,812 – 40,776,812 –
Consumer Non-Cyclical 59,357,138 – 59,357,138 –
Energy 39,261,722 – 39,261,722 –
Financials 181,743,483 – 181,743,483 –
Foreign Government 2,116,994 – 2,116,994 –
Mortgage-Backed Securities 127,660,651 – 127,660,651 –
Technology 26,558,122 – 26,558,122 –
Transportation 20,357,926 – 20,357,926 –
U.S. Government & Agencies 146,381,749 – 146,381,749 –
Utilities 35,987,575 – 35,987,575 –
Registered Investment Companies
Unaffiliated 6,503,725 6,503,725 – –
Preferred Stock
Financials 1,780,680 1,780,680 – –
Short-Term Investments 1,999,734 – 1,999,734 –
Subtotal Investments in Securities $1,061,532,126 $8,284,405 $1,050,747,721 $2,500,000
Other Investments  * Total
Affiliated Short-Term Investments 145,488,073
Collateral Held for Securities Loaned 769,378
Subtotal Other Investments $146,257,451
Total Investments at Value $1,207,789,577
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 48,992 48,992 – –
Total Asset Derivatives $48,992 $48,992 $– $–
Liability Derivatives
Futures Contracts 188,769 188,769 – –
Credit Default Swaps 1,666 – 1,666 –
Total Liability Derivatives $190,435 $188,769 $1,666 $–
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$1,299,858 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 398 December 2020 $ 87,921,909 $ 20,545
CME Ultra Long Term U.S. Treasury Bond 13 December 2020 2,897,818 (14,255)
Total Futures Long Contracts $ 90,819,727 $ 6,290
CBOT 10-Yr. U.S. Treasury Note (162) December 2020 ( $ 22,578,309) ( $ 25,753)
CBOT 5-Yr. U.S. Treasury Note (1,000) December 2020 (125,911,240) (120,010)
CBOT U.S. Long Bond (19) December 2020 (3,377,791) 28,447
Ultra 10-Yr. U.S. Treasury Note (73) December 2020 (11,645,546) (28,751)
Total Futures Short Contracts ( $ 163,512,886) ($146,067)
Total Futures Contracts ( $ 72,693,159) ($139,777)

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
The following table presents Limited Maturity Bond Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $299,958 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 2,500,000 $ – ( $ 1,666) ( $ 1,666)
Total Credit Default Swaps $– ($1,666) ($1,666)
1 As the buyer of protection, Limited Maturity Bond Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Limited Maturity Bond Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Limited Maturity Bond Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $36,822 $315,780 $207,031 $145,488 14,549 13.5%
Total Affiliated Short-Term Investments
36,822
145,488 13.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 220 57,073 56,524 769 769 0.1
Total Collateral Held for Securities Loaned
220
769 0.1
Total Value
$37,042
$146,257

Limited Maturity Bond Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(76) $(7) – $482
Total Income/Non Income Cash from Affiliated
Investments $482
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 9
Total Affiliated Income from Securities Loaned, Net $9
Total Value $(76) $(7) $–

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Communications Services (10.7%)
15 Alphabet, Inc., Class A
a
$ 21,984
2,769 Auto Trader Group plc
b
20,104
1,700 Avex, Inc. 15,864
2,983 BCE, Inc. 123,706
3,874 Carsales.com, Ltd. 58,035
12,082 Deutsche Telekom AG 201,167
2,603 Elisa Oyj 153,034
382,000 HKT Trust and HKT, Ltd. 507,032
1,700 KDDI Corporation 42,758
29,563 Koninklijke (Royal) KPN NV 69,365
222 Match Group, Inc.
a
24,564
3,900 Nippon Telegraph & Telephone
Corporation 79,625
26,900 NTT DOCOMO, Inc. 988,471
62,208 Pacific Century Premium
Developments, Ltd.
a
16,404
576,000 PCCW, Ltd. 344,576
1,481 Rogers Communications, Inc. 58,748
19,500 SKY Perfect JSAT Holdings, Inc. 85,223
54,700 SoftBank Corporation 611,236
610 Take-Two Interactive Software,
Inc.
a
100,784
12,969 Telefonica Deutschland Holding
AG 33,146
2,007 Telenet Group Holding NV 77,901
2,490 T-Mobile US, Inc.
a
284,756
16,278 Verizon Communications, Inc. 968,378
Total 4,886,861
Consumer Discretionary (5.3%)
3,600 ABC-MART, Inc. 187,438
26 Amazon.com, Inc.
a
81,867
4,900 Aoyama Trading Company, Ltd.
a
25,815
252 AutoZone, Inc.
a
296,765
556 Dollar General Corporation 116,549
6,919 Domino's Pizza Group plc 32,561
129 Domino's Pizza, Inc. 54,861
1,900 Doutor Nichires Holdings
Company, Ltd. 28,869
92 Hermes International 79,236
1,543 Home Depot, Inc. 428,507
3,617 McDonald's Corporation 793,895
7,000 Nissan Motor Company, Ltd.
a
24,756
7,300 Onward Holdings Company, Ltd. 18,912
110 O'Reilly Automotive, Inc.
a
50,719
4,200 Sangetsu Company, Ltd. 64,749
1,400 Sankyo Company, Ltd. 36,660
1,300 Yum! Brands, Inc. 118,690
Total 2,440,849
Consumer Staples (16.5%)
1,111 Carlsberg AS 149,676
1,277 Church & Dwight Company, Inc. 119,668
1,663 Clorox Company 349,513
7,449 Coca-Cola Company 367,757
5,214 Colgate-Palmolive Company 402,260
635 Costco Wholesale Corporation 225,425
1,849 Hershey Company 265,036
5,581 Hormel Foods Corporation 272,855
26,000 Japan Tobacco, Inc. 474,338
713 Kellogg Company 46,053
553 Kerry Group plc 70,832
1,146 Kimberly-Clark Corporation 169,218
7,654 Koninklijke Ahold Delhaize NV 226,238
45 Lindt & Spruengli AG 379,844
1,019 Loblaw Companies, Ltd. 53,363
Shares Common Stock (99.1%) Value
Consumer Staples (16.5%) - continued
1,354 McCormick & Company, Inc. $ 262,811
1,481 Mondelez International, Inc. 85,083
590 Monster Beverage Corporation
a
47,318
6,482 Nestle SA 771,436
10,961 Orkla ASA 110,624
6,410 PepsiCo, Inc. 888,426
5,540 Procter & Gamble Company 770,005
7,900 Seven & I Holdings Company, Ltd. 245,454
859 Unilever NV 52,165
4,922 Wal-Mart Stores, Inc. 688,637
1,226 Woolworths, Ltd. 32,058
Total 7,526,093
Energy (0.5%)
66,900 Eneos Holdings, Inc. 238,690
Total 238,690
Financials (9.3%)
2,100 AEON Financial Service Company,
Ltd. 19,143
289 Alleghany Corporation 150,410
374 Allstate Corporation 35,208
1,873 Aon plc 386,400
4,422 Arthur J. Gallagher & Company 466,875
376 ASX, Ltd. 21,983
366 Baloise Holding AG 53,884
1,342 Berkshire Hathaway, Inc.
a
285,765
349 Cboe Global Markets, Inc. 30,621
1,518 Chubb, Ltd. 176,270
507 CI Financial Corporation 6,431
946 Cincinnati Financial Corporation 73,760
1,089 CME Group, Inc. 182,201
1,181 Deutsche Boerse AG 207,055
175 Erie Indemnity Company 36,799
37 FactSet Research Systems, Inc. 12,391
4,000 Hang Seng Bank, Ltd. 59,259
790 Intact Financial Corporation 84,592
15,227 Israel Discount Bank, Ltd. 41,078
5,500 Japan Post Bank Company, Ltd. 42,899
145 Markel Corporation
a
141,186
59 MarketAxess Holdings, Inc. 28,414
4,896 Marsh & McLennan Companies,
Inc. 561,571
1,931 Mizrahi Tefahot Bank, Ltd. 34,252
426 National Bank of Canada 21,160
472 RenaissanceRe Holdings, Ltd. 80,117
1,117 Ringkjoebing Landbobank AS 84,788
3,418 Royal Bank of Canada 239,983
391 St. Galler Kantonalbank AG 168,146
10,551 Toronto-Dominion Bank 488,505
Total 4,221,146
Health Care (15.0%)
1,018 Abbott Laboratories 110,789
165 Amgen, Inc. 41,936
2,049 Baxter International, Inc. 164,781
75 Bio-Rad Laboratories, Inc.
a
38,660
1,420 Coloplast AS 225,054
2,804 Danaher Corporation 603,785
2,234 Eli Lilly and Company 330,677
6,596 Gilead Sciences, Inc. 416,801
11,668 GlaxoSmithKline plc 218,747
5,129 Johnson & Johnson 763,606
176 Masimo Corporation
a
41,547
3,345 Medtronic plc 347,612
7,551 Merck & Company, Inc. 626,355

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Health Care (15.0%) - continued
23 Mettler -Toledo International, Inc.
a
$ 22,212
3,631 Novartis AG 315,259
5,788 Novo Nordisk AS 401,019
1,023 Regeneron Pharmaceuticals, Inc.
a
572,655
1,923 Roche Holding AG 658,705
300 Sawai Pharmaceutical Company,
Ltd. 15,137
397 Sonova Holding AG
a
100,606
862 Stryker Corporation 179,615
104 Tecan Group AG 51,721
3,100 Toho Holdings Company, Ltd. 66,850
795 UnitedHealth Group, Inc. 247,857
972 Vertex Pharmaceuticals, Inc.
a
264,501
Total 6,826,487
Industrials (11.3%)
631 AMETEK, Inc. 62,721
2,301 C.H. Robinson Worldwide, Inc. 235,139
909 Geberit AG 537,787
809 General Dynamics Corporation 111,990
1,402 Honeywell International, Inc. 230,783
8,100 Itochu Enex Company, Ltd. 74,811
13,300 Kamigumi Company, Ltd. 262,081
20,900 Kandenko Company, Ltd. 170,718
500 Kintetsu Group Holdings
Company, Ltd. 21,338
1,671 Landstar System, Inc. 209,694
121 Lennox International, Inc. 32,986
939 Lockheed Martin Corporation 359,900
45,700 Marubeni Corporation 259,457
1,100 Max Company, Ltd. 16,558
10,400 Mitsubishi Corporation 248,928
600 Mitsui & Company, Ltd. 10,310
11,400 Nikkon Holdings Company, Ltd. 247,137
3,300 Nishimatsu Construction
Company, Ltd. 65,550
9,450 RELX plc 210,340
5,705 Republic Services, Inc. 532,562
795 SEEK, Ltd. 12,264
1,300 Sumitomo Corporation 15,671
18,400 Takasago Thermal Engineering
Company, Ltd. 264,267
285 Union Pacific Corporation 56,108
1,990 Verisk Analytics, Inc. 368,767
1,168 Waste Connections, Inc. 121,238
3,526 Waste Management, Inc. 399,037
600 Yuasa Trading Company, Ltd. 18,750
Total 5,156,892
Information Technology (14.0%)
2,232 Accenture plc 504,410
823 Adobe, Inc.
a
403,624
2,448 Amphenol Corporation 265,045
299 Arista Networks, Inc.
a
61,872
1,558 Automatic Data Processing, Inc. 217,325
636 Broadridge Financial Solutions,
Inc. 83,952
1,700 Canon Electronics, Inc. 23,825
12,600 Canon, Inc. 208,991
4,472 CGI, Inc.
a
303,540
2,827 Cisco Systems, Inc. 111,356
1,921 Citrix Systems, Inc. 264,541
800 DTS Corporation 17,025
544 Fiserv, Inc.
a
56,059
624 Intuit, Inc. 203,555
1,327 Jack Henry & Associates, Inc. 215,757
Shares Common Stock (99.1%) Value
Information Technology (14.0%) - continued
700 Kanematsu Electronics, Ltd. $ 28,432
1,549 Keysight Technologies, Inc.
a
153,010
1,710 MasterCard, Inc. 578,271
2,634 Microsoft Corporation 554,009
2,239 Motorola Solutions, Inc. 351,098
700 NSD Company, Ltd. 13,749
391 Oracle Corporation 23,343
7,451 Paychex, Inc. 594,366
4,200 Ryosan Company, Ltd. 84,205
1,314 Synopsys, Inc.
a
281,170
1,594 Telefonaktiebolaget LM Ericsson 17,444
1,361 Texas Instruments, Inc. 194,337
1,001 Tyler Technologies, Inc.
a
348,909
452 VeriSign, Inc.
a
92,592
751 Visa, Inc. 150,177
Total 6,405,989
Materials (6.0%)
3,441 Agnico Eagle Mines, Ltd. 274,158
18,175 Barrick Gold Corporation 510,491
169 Croda International plc 13,633
3,177 Franco-Nevada Corporation 443,446
8 Givaudan SA 34,542
2,554 Newcrest Mining, Ltd. 57,914
10,999 Newmont Mining Corporation 697,887
8,800 Nippon Steel Trading Corporation 251,392
484 Symrise AG 66,852
30,900 Toray Industries, Inc. 141,368
5,482 Wheaton Precious Metals
Corporation 269,002
Total 2,760,685
Real Estate (4.5%)
842 American Tower Corporation 203,537
161,732 Ascendas REIT 387,014
634 Camden Property Trust 56,413
301 Crown Castle International
Corporation 50,116
2,300 Daito Trust Construction Company,
Ltd. 203,883
138,900 Mapletree Commercial Trust 199,540
38 Mori Trust Sogo REIT, Inc. 48,065
230 Public Storage, Inc. 51,226
13,722 Quebecor, Inc. 343,269
3,074 Realty Income Corporation 186,745
3,015 Swiss Prime Site AG 273,821
1,348 UDR, Inc. 43,958
Total 2,047,587
Utilities (6.0%)
1,375 Ameren Corporation 108,735
4,290 American Electric Power
Company, Inc. 350,622
7,992 Consolidated Edison, Inc. 621,778
2,963 DTE Energy Company 340,863
1,093 Duke Energy Corporation 96,796
1,522 Enagas SA 35,118
13,141 Enel SPA 114,011
1,907 NextEra Energy, Inc. 529,307
2,588 Southern Company 140,321
1,127 WEC Energy Group, Inc. 109,206

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Utilities (6.0%) - continued
4,143 Xcel Energy, Inc. $ 285,908
Total 2,732,665
Total Common Stock
(cost $41,066,646) 45,243,944
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.085%, 11/4/2020
c,d
99,993
Thrivent Core Short-Term Reserve
Fund
3,969 0.310% 39,686
Total Short-Term Investments
(cost $139,678) 139,679
Total Investments (cost
$41,206,324) 99.4% $45,383,623
Other Assets and Liabilities, Net
0.6% 254,724
Total Net Assets 100.0% $45,638,347
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $20,104 or 0.0%
of total net assets.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 4,886,861 1,400,466 3,486,395 –
Consumer Discretionary 2,440,849 1,941,853 498,996 –
Consumer Staples 7,526,093 4,960,065 2,566,028 –
Energy 238,690 – 238,690 –
Financials 4,221,146 2,647,988 1,573,158 –
Health Care 6,826,487 4,773,389 2,053,098 –
Industrials 5,156,892 2,720,925 2,435,967 –
Information Technology 6,405,989 5,708,778 697,211 –
Materials 2,760,685 1,410,335 1,350,350 –
Real Estate 2,047,587 591,995 1,455,592 –
Utilities 2,732,665 2,583,536 149,129 –
Short-Term Investments 99,993 – 99,993 –
Subtotal Investments in Securities $45,343,937 $28,739,330 $16,604,607 $–
Other Investments  * Total
Affiliated Short-Term Investments 39,686
Subtotal Other Investments $39,686
Total Investments at Value $45,383,623
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 295 295 – –
Total Asset Derivatives $295 $295 $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$99,993 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 3 December 2020 $ 211,535 $ 295
Total Futures Long Contracts $ 211,535 $ 295
Total Futures Contracts $ 211,535 $295
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,587 $8,738 $10,284 $40 4 0.1%
Total Affiliated Short-Term Investments
1,587
40 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 360 1,387 1,747 – – –
Total Collateral Held for Securities Loaned
360
– –
Total Value
$1,947
$40
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(1) $– – $3
Total Income/Non Income Cash from Affiliated
Investments $3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $(1) $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.6% ) Value
Communications Services (3.7%)
3,707 Live Nation Entertainment, Inc.
a
$ 199,733
775 RingCentral, Inc.
a
212,823
790 Take-Two Interactive Software,
Inc.
a
130,524
Total 543,080
Consumer Discretionary (13.3%)
1,967 Aptiv plc 180,335
1,152 Bright Horizons Family Solutions,
Inc.
a
175,150
944 Burlington Stores, Inc.
a
194,549
2,440 Chewy, Inc.
a
133,785
161 Chipotle Mexican Grill, Inc.
a
200,237
486 Domino's Pizza, Inc. 206,686
569 Etsy, Inc.
a
69,208
1,198 Five Below, Inc.
a
152,146
29 NVR, Inc.
a
118,411
1,575 Ollie's Bargain Outlet Holdings,
Inc.
a
137,576
2,665 Planet Fitness, Inc.
a
164,217
677 TopBuild Corporation
a
115,557
485 Ulta Beauty, Inc.
a
108,630
Total 1,956,487
Consumer Staples (2.3%)
724 Casey's General Stores, Inc. 128,618
1,403 Lamb Weston Holdings, Inc. 92,977
1,500 Monster Beverage Corporation
a
120,300
Total 341,895
Energy (0.4%)
1,179 Concho Resources, Inc. 52,018
Total 52,018
Financials (4.2%)
1,225 Arthur J. Gallagher & Company 129,336
866 First Republic Bank 94,446
1,766 Interactive Brokers Group, Inc. 85,351
526 MSCI, Inc. 187,666
515 SVB Financial Group
a
123,919
Total 620,718
Health Care (22.4%)
4,087 ACADIA Pharmaceuticals, Inc.
a
168,589
873 Agilent Technologies, Inc. 88,120
1,378 Agios Pharmaceuticals, Inc.
a
48,230
470 Argenx SE ADR
a
123,384
1,070 Biohaven Pharmaceutical Holding
Company, Ltd.
a
69,561
625 Bio-Techne Corporation 154,831
2,797 Catalent, Inc.
a
239,591
729 Dexcom, Inc.
a
300,516
489 Global Blood Therapeutics, Inc.
a
26,963
2,238 Guardant Health, Inc.
a
250,164
978 Insulet Corporation
a
231,385
1,493 LHC Group, Inc.
a
317,352
627 MyoKardia, Inc.
a
85,479
1,305 Nevro Corporation
a
181,786
1,241 PRA Health Sciences, Inc.
a
125,887
430 Sarepta Therapeutics, Inc.
a
60,385
693 Teleflex, Inc. 235,911
1,209 Veeva Systems, Inc.
a
339,959
1,359 Zoetis, Inc. 224,738
377 Zymeworks, Inc.
a
17,561
Total 3,290,392
Shares Common Stock (96.6%) Value
Industrials (14.5%)
2,766 A.O. Smith Corporation $ 146,045
1,874 ASGN, Inc.
a
119,111
1,615 BWX Technologies, Inc. 90,941
1,223 Copart, Inc.
a
128,611
633 Generac Holdings, Inc.
a
122,574
1,577 IDEX Corporation 287,661
888 Mercury Systems, Inc.
a
68,784
334 Nordson Corporation 64,068
1,144 Old Dominion Freight Line, Inc. 206,972
490 Roper Industries, Inc. 193,604
4,006 Southwest Airlines Company 150,225
1,413 Toro Company 118,621
1,670 Trex Company, Inc.
a
119,572
1,845 United Rentals, Inc.
a
321,953
Total 2,138,742
Information Technology (28.3%)
1,956 Amphenol Corporation 211,776
2,337 Anaplan, Inc.
a
146,249
815 Atlassian Corporation plc
a
148,159
752 Coupa Software, Inc.
a
206,229
1,477 DocuSign, Inc.
a
317,910
3,438 Elastic NV
a
370,926
275 EPAM Systems, Inc.
a
88,902
1,400 Euronet Worldwide, Inc.
a
127,540
1,645 Global Payments, Inc. 292,119
997 Guidewire Software, Inc.
a
103,957
499 Lam Research Corporation 165,543
1,719 Lumentum Holdings, Inc.
a
129,149
1,231 MKS Instruments, Inc. 134,462
1,050 Monolithic Power Systems, Inc. 293,591
706 Nice, Ltd. ADR
a
160,283
853 Palo Alto Networks, Inc.
a
208,772
545 Qorvo, Inc.
a
70,310
757 ServiceNow, Inc.
a
367,145
6,335 STMicroelectronics NV ADR 194,421
736 Synopsys, Inc.
a
157,489
694 WEX, Inc.
a
96,445
1,231 Zscaler, Inc.
a
173,189
Total 4,164,566
Materials (2.3%)
1,093 Martin Marietta Materials, Inc. 257,249
413 Quaker Chemical Corporation 74,220
Total 331,469
Real Estate (5.2%)
729 Camden Property Trust 64,866
3,960 CBRE Group, Inc.
a
186,001
367 CoStar Group, Inc.
a
311,403
623 Equity Lifestyle Properties, Inc. 38,190
518 SBA Communications Corporation 164,973
Total 765,433
Total Common Stock
(cost $12,771,240) 14,204,800

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Short-Term Investments ( 6.0% ) Value
Thrivent Core Short-Term Reserve
Fund
87,644 0.310% $ 876,444
Total Short-Term Investments
(cost $876,913) 876,444
Total Investments (cost
$13,648,153) 102.6% $15,081,244
Other Assets and Liabilities, Net
(2.6%) (382,404)
Total Net Assets 100.0% $14,698,840
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 543,080 543,080 – –
Consumer Discretionary 1,956,487 1,956,487 – –
Consumer Staples 341,895 341,895 – –
Energy 52,018 52,018 – –
Financials 620,718 620,718 – –
Health Care 3,290,392 3,290,392 – –
Industrials 2,138,742 2,138,742 – –
Information Technology 4,164,566 4,164,566 – –
Materials 331,469 331,469 – –
Real Estate 765,433 765,433 – –
Subtotal Investments in Securities $14,204,800 $14,204,800 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 876,444
Subtotal Other Investments $876,444
Total Investments at Value $15,081,244
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,250 $7,345 $7,718 $876 88 6.0%
Total Affiliated Short-Term Investments
1,250
876 6.0
Total Value
$1,250
$876

Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(1) $0 – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Total Value $(1) $0 $–

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Communications Services (1.7%)
10,923 AMC Networks, Inc.
a,b
$ 269,907
1,459 Cable One, Inc. 2,750,843
28,841 Cinemark Holdings, Inc.
a
288,410
11,752 John Wiley and Sons, Inc. 372,656
38,885 New York Times Company 1,663,889
58,971 Tegna, Inc. 692,909
26,810 Telephone & Data Systems, Inc. 494,377
12,574 World Wrestling Entertainment,
Inc. 508,870
18,515 Yelp, Inc.
b
371,966
Total 7,413,827
Consumer Discretionary (16.5%)
18,083 Aaron's, Inc. 1,024,402
25,286 Adient plc
b
438,206
13,972 Adtalem Global Education, Inc.
b
342,873
40,116 American Eagle Outfitters, Inc. 594,118
15,738 AutoNation, Inc.
b
833,012
21,600 Boyd Gaming Corporation 662,904
21,321 Brunswick Corporation 1,256,020
53,710 Caesars Entertainment, Inc.
a,b
3,010,983
11,752 Carter's, Inc. 1,017,488
7,754 Choice Hotels International, Inc. 666,534
9,559 Churchill Downs, Inc. 1,565,955
8,195 Columbia Sportswear Company 712,801
6,381 Cracker Barrel Old Country Store,
Inc. 731,645
38,913 Dana, Inc. 479,408
7,547 Deckers Outdoor Corporation
b
1,660,415
23,256 Delphi Technologies plc
b
388,608
17,546 Dick's Sporting Goods, Inc. 1,015,563
22,159 Dunkin' Brands Group, Inc. 1,815,044
15,040 Five Below, Inc.
b
1,910,080
28,073 Foot Locker, Inc. 927,251
11,160 Fox Factory Holding Corporation
b
829,523
66,195 Gentex Corporation 1,704,521
62,756 Goodyear Tire & Rubber Company 481,339
1,117 Graham Holdings Company 451,391
12,734 Grand Canyon Education, Inc.
b
1,017,956
24,853 GrubHub, Inc.
b
1,797,618
51,953 H&R Block, Inc. 846,314
41,272 Harley-Davidson, Inc. 1,012,815
6,820 Helen of Troy, Ltd.
b
1,319,806
36,076 IAA, Inc.
b
1,878,477
6,108 Jack in the Box, Inc. 484,425
23,717 KB Home 910,496
42,493 Kohl's Corporation 787,395
14,692 Lear Corporation 1,602,163
6,044 Lithia Motors, Inc. 1,377,669
11,058 Marriott Vacations Worldwide
Corporation 1,004,177
93,429 Mattel, Inc.
b
1,093,119
7,308 Murphy USA, Inc.
b
937,397
29,204 Nordstrom, Inc.
a
348,112
15,319 Ollie's Bargain Outlet Holdings,
Inc.
b
1,338,115
8,838 Papa John's International, Inc. 727,191
63,455 Park Hotels & Resorts, Inc. 633,915
38,742 Penn National Gaming, Inc.
b
2,816,543
15,529 Polaris, Inc. 1,465,006
10,794 Pool Corporation 3,611,025
4,156 RH
b
1,590,169
30,394 Sally Beauty Holdings, Inc.
a,b
264,124
15,049 Scientific Games Corporation
b
525,361
47,461 Service Corporation International 2,001,905
Shares Common Stock (99.5%) Value
Consumer Discretionary (16.5%) - continued
20,318 Six Flags Entertainment
Corporation $ 412,455
36,710 Skechers USA, Inc.
b
1,109,376
6,574 Strategic Education, Inc. 601,324
34,931 Taylor Morrison Home Corporation
b
858,953
12,916 Tempur Sealy International, Inc.
b
1,151,978
17,571 Texas Roadhouse, Inc. 1,068,141
14,867 Thor Industries, Inc. 1,416,230
30,926 Toll Brothers, Inc. 1,504,859
8,910 TopBuild Corporation
b
1,520,848
35,100 Tri Pointe Homes, Inc.
b
636,714
25,881 TripAdvisor, Inc. 507,009
18,434 Urban Outfitters, Inc.
b
383,612
7,495 Visteon Corporation
a,b
518,804
12,609 Weight Watchers International,
Inc.
b
237,932
48,208 Wendy's Company 1,074,797
20,953 Williams-Sonoma, Inc. 1,894,989
7,972 Wingstop, Inc. 1,089,374
22,960 Wyndham Destinations, Inc. 706,250
25,091 Wyndham Hotels & Resorts, Inc. 1,267,096
Total 73,872,118
Consumer Staples (4.0%)
37,152 BJ's Wholesale Club Holdings,
Inc.
b
1,543,666
2,454 Boston Beer Company, Inc.
b
2,167,765
9,940 Casey's General Stores, Inc. 1,765,841
76,241 Coty, Inc. 205,851
43,621 Darling Ingredients, Inc.
b
1,571,665
14,639 Edgewell Personal Care Company
b
408,135
15,686 Energizer Holdings, Inc.
a
613,950
53,001 Flowers Foods, Inc. 1,289,514
22,450 Grocery Outlet Holding
Corporation
b
882,734
22,501 Hain Celestial Group, Inc.
b
771,784
18,041 Ingredion, Inc. 1,365,343
5,263 Lancaster Colony Corporation 941,024
13,840 Nu Skin Enterprises, Inc. 693,246
13,145 Pilgrim's Pride Corporation
b
196,715
16,958 Post Holdings, Inc.
b
1,458,388
5,331 Sanderson Farms, Inc. 628,898
31,766 Sprouts Farmers Markets, Inc.
b
664,862
4,700 Tootsie Roll Industries, Inc.
a
145,230
15,218 TreeHouse Foods, Inc.
b
616,786
Total 17,931,397
Energy (1.2%)
77,017 Antero Midstream Corporation 413,581
50,047 ChampionX Corporation
b
399,876
27,484 Cimarex Energy Company 668,686
60,435 CNX Resources Corporation
b
570,506
68,841 EQT Corporation 890,114
109,488 Equitrans Midstream Corporation 926,269
38,886 Murphy Oil Corporation 346,863
17,133 World Fuel Services Corporation 363,048
108,785 WPX Energy, Inc.
b
533,047
Total 5,111,990
Financials (13.6%)
12,538 Affiliated Managers Group, Inc. 857,348
3,855 Alleghany Corporation 2,006,335
19,316 American Financial Group, Inc. 1,293,786
41,392 Associated Banc-Corp 522,367
25,967 BancorpSouth Bank 503,240
10,786 Bank of Hawaii Corporation 544,909

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Financials (13.6%) - continued
32,558 Bank OZK $ 694,137
25,054 Brighthouse Financial, Inc.
b
674,203
63,221 Brown & Brown, Inc. 2,862,015
20,157 Cathay General Bancorp 437,004
26,515 CIT Group, Inc. 469,581
38,169 CNO Financial Group, Inc. 612,231
27,035 Commerce Bancshares, Inc. 1,521,800
15,030 Cullen/Frost Bankers, Inc. 961,168
38,106 East West Bancorp, Inc. 1,247,590
30,750 Eaton Vance Corporation 1,173,113
30,279 Essent Group, Ltd. 1,120,626
10,932 Evercore, Inc. 715,609
87,048 F.N.B. Corporation 590,185
10,233 FactSet Research Systems, Inc. 3,426,827
25,634 Federated Hermes, Inc. 551,387
30,035 First American Financial
Corporation 1,529,082
38,254 First Financial Bankshares, Inc. 1,067,669
149,012 First Horizon National Corporation 1,405,183
11,161 FirstCash, Inc. 638,521
43,651 Fulton Financial Corporation 407,264
136,193 Genworth Financial, Inc.
b
456,247
25,696 Glacier Bancorp, Inc. 823,557
23,257 Hancock Whitney Corporation 437,464
10,159 Hanover Insurance Group, Inc. 946,616
40,935 Home BancShares, Inc. 620,575
21,291 Interactive Brokers Group, Inc. 1,028,994
14,995 International Bancshares
Corporation 390,770
40,604 Janus Henderson Group plc 881,919
58,165 Jefferies Financial Group, Inc. 1,046,970
16,540 Kemper Corporation 1,105,368
2,119 LendingTree, Inc.
a,b
650,300
7,157 Mercury General Corporation 296,085
52,230 Navient Corporation 441,344
124,944 New York Community Bancorp,
Inc. 1,033,287
76,153 Old Republic International
Corporation 1,122,495
31,444 PacWest Bancorp 537,064
20,427 Pinnacle Financial Partners, Inc. 726,997
10,644 Primerica, Inc. 1,204,262
24,956 Prosperity Bancshares, Inc. 1,293,469
18,297 Reinsurance Group of America,
Inc. 1,741,691
13,794 RenaissanceRe Holdings, Ltd. 2,341,394
10,654 RLI Corporation 892,059
32,749 SEI Investments Company 1,661,029
16,109 Selective Insurance Group, Inc. 829,452
14,426 Signature Bank 1,197,214
101,062 SLM Corporation 817,592
52,378 Sterling Bancorp 551,017
18,465 Stifel Financial Corporation 933,590
39,676 Synovus Financial Corporation 839,941
41,001 TCF Financial Corporation 957,783
13,587 Texas Capital Bancshares, Inc.
b
422,963
17,081 Trustmark Corporation 365,704
11,641 UMB Financial Corporation 570,525
59,312 Umpqua Holdings Corporation 629,893
34,947 United Bankshares, Inc. 750,312
108,754 Valley National Bancorp 744,965
20,390 Washington Federal, Inc. 425,335
24,291 Webster Financial Corporation 641,525
15,514 Wintrust Financial Corporation 621,336
Total 60,812,283
Shares Common Stock (99.5%) Value
Health Care (11.1%)
23,960 Acadia Healthcare Company, Inc.
b
$ 706,341
8,744 Amedisys, Inc.
b
2,067,344
27,540 Arrowhead Research Corporation
b
1,185,872
12,883 Avanos Medical, Inc.
b
427,973
10,383 Bio-Techne Corporation 2,572,181
10,104 Cantel Medical Corporation 443,970
13,380 Charles River Laboratories
International, Inc.
b
3,029,901
4,287 Chemed Corporation 2,059,260
12,116 Emergent Biosolutions, Inc.
b
1,251,946
26,784 Encompass Health Corporation 1,740,424
83,221 Exelixis, Inc.
b
2,034,753
20,288 Globus Medical, Inc.
b
1,004,662
13,655 Haemonetics Corporation
b
1,191,399
20,655 HealthEquity, Inc.
b
1,061,047
17,939 Hill-Rom Holdings, Inc. 1,498,086
5,242 ICU Medical, Inc.
b
958,028
19,055 Integra LifeSciences Holdings
Corporation
b
899,777
14,937 Jazz Pharmaceuticals, Inc.
b
2,129,867
8,508 LHC Group, Inc.
b
1,808,461
4,330 Ligand Pharmaceuticals, Inc.
a,b
412,736
13,107 LivaNova plc
b
592,567
13,615 Masimo Corporation
b
3,213,957
23,017 Mednax, Inc.
b
374,717
7,343 Medpace Holdings, Inc.
b
820,580
15,971 Molina Healthcare, Inc.
b
2,923,332
48,163 Nektar Therapeutics
a,b
799,024
13,804 NuVasive, Inc.
b
670,460
23,332 Patterson Companies, Inc. 562,418
9,044 Penumbra, Inc.
b
1,757,973
17,226 PRA Health Sciences, Inc.
b
1,747,405
13,517 Prestige Consumer Healthcare,
Inc.
b
492,289
10,281 Quidel Corporation
b
2,255,446
13,151 Repligen Corporation
b
1,940,299
18,803 Syneos Health, Inc.
b
999,567
28,384 Tenet Healthcare Corporation
b
695,692
11,961 United Therapeutics Corporation
b
1,208,061
Total 49,537,815
Industrials (17.0%)
10,675 Acuity Brands, Inc. 1,092,586
43,197 AECOM
b
1,807,362
16,541 AGCO Corporation 1,228,500
14,140 ASGN, Inc.
b
898,738
13,885 Avis Budget Group, Inc.
a,b
365,453
17,096 Axon Enterprise, Inc.
b
1,550,607
13,607 Brink's Company 559,112
31,437 Builders FirstSource, Inc.
b
1,025,475
14,700 Carlisle Companies, Inc. 1,798,839
13,786 Clean Harbors, Inc.
b
772,430
27,103 Colfax Corporation
b
849,950
13,284 Crane Company 665,927
11,198 Curtiss-Wright Corporation 1,044,325
33,970 Donaldson Company, Inc. 1,576,887
8,561 Dycom Industries, Inc.
b
452,192
14,788 EMCOR Group, Inc. 1,001,295
11,440 EnerSys 767,853
33,600 Fluor Corporation 296,016
9,856 FTI Consulting, Inc.
b
1,044,440
9,426 GATX Corporation 600,907
16,911 Generac Holdings, Inc.
b
3,274,646
44,900 Graco, Inc. 2,754,615
20,044 Healthcare Services Group, Inc. 431,547
15,856 Herman Miller, Inc. 478,217

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Industrials (17.0%) - continued
22,491 Hexcel Corporation $ 754,573
11,494 HNI Corporation 360,682
14,605 Hubbell, Inc. 1,998,548
9,719 Insperity, Inc. 636,497
23,270 ITT Corporation 1,374,094
73,372 JetBlue Airways Corporation
b
831,305
34,805 KAR Auction Services, Inc. 501,192
38,341 KBR, Inc. 857,305
22,335 Kennametal, Inc. 646,375
16,170 Kirby Corporation
b
584,869
33,922 Knight-Swift Transportation
Holdings, Inc. 1,380,625
10,337 Landstar System, Inc. 1,297,190
9,376 Lennox International, Inc. 2,555,991
15,989 Lincoln Electric Holdings, Inc. 1,471,628
15,640 Manpower, Inc. 1,146,881
15,110 MasTec, Inc.
b
637,642
15,083 Mercury Systems, Inc.
b
1,168,329
14,979 Middleby Corporation
b
1,343,766
9,739 MSA Safety, Inc. 1,306,682
12,261 MSC Industrial Direct Company,
Inc. 775,876
14,536 Nordson Corporation 2,788,296
45,767 nVent Electric plc 809,618
18,343 Oshkosh Corporation 1,348,211
29,091 Owens Corning, Inc. 2,001,752
10,929 Regal-Beloit Corporation 1,025,905
14,495 Ryder System, Inc. 612,269
24,639 Stericycle, Inc.
b
1,553,735
34,176 Sunrun, Inc.
b
2,633,944
18,664 Terex Corporation 361,335
14,514 Tetra Tech, Inc. 1,386,087
18,203 Timken Company 986,967
28,898 Toro Company 2,425,987
31,176 Trex Company, Inc.
b
2,232,202
23,969 Trinity Industries, Inc. 467,396
45,533 Univar, Inc.
b
768,597
5,753 Valmont Industries, Inc. 714,408
8,840 Watsco, Inc. 2,058,748
15,632 Werner Enterprises, Inc. 656,388
15,626 Woodward, Inc. 1,252,580
24,597 XPO Logistics, Inc.
b
2,082,382
Total 76,134,776
Information Technology (15.8%)
31,374 ACI Worldwide, Inc.
b
819,803
12,851 Alliance Data Systems Corporation 539,485
20,907 Arrow Electronics, Inc.
b
1,644,545
26,604 Avnet, Inc. 687,447
11,990 Belden, Inc. 373,129
13,352 Blackbaud, Inc. 745,442
7,825 Cabot Microelectronics
Corporation 1,117,488
6,759 CACI International, Inc.
b
1,440,748
32,734 CDK Global, Inc. 1,426,875
34,964 Ceridian HCM Holding, Inc.
b
2,889,774
41,381 Ciena Corporation
b
1,642,412
15,727 Cirrus Logic, Inc.
b
1,060,786
46,606 Cognex Corporation 3,034,051
6,533 Coherent, Inc.
b
724,706
12,495 CommVault Systems, Inc.
b
509,796
21,401 CoreLogic, Inc. 1,448,206
29,540 Cree, Inc.
b
1,882,880
33,937 Enphase Energy, Inc.
b
2,802,857
7,810 Fair Isaac Corporation
b
3,322,218
22,813 First Solar, Inc.
b
1,510,221
Shares Common Stock (99.5%) Value
Information Technology (15.8%) - continued
27,921 II-VI, Inc.
b
$ 1,132,476
8,297 InterDigital, Inc. 473,427
12,052 j2 Global, Inc.
b
834,239
36,498 Jabil, Inc. 1,250,421
6,556 Littelfuse, Inc. 1,162,641
17,743 LiveRamp Holding, Inc.
b
918,555
20,253 Lumentum Holdings, Inc.
b
1,521,608
17,108 Manhattan Associates, Inc.
b
1,633,643
16,513 MAXIMUS, Inc. 1,129,654
14,848 MKS Instruments, Inc. 1,621,847
11,371 Monolithic Power Systems, Inc. 3,179,445
35,399 National Instruments Corporation 1,263,744
34,582 NCR Corporation
b
765,645
19,514 NetScout Systems, Inc.
b
425,991
10,000 Paylocity Holding Corporation
b
1,614,200
36,802 Perspecta, Inc. 715,799
28,146 PTC, Inc.
b
2,328,237
9,090 Qualys, Inc.
b
890,911
83,925 Sabre Corporation 546,352
15,665 Science Applications International
Corporation 1,228,449
17,550 Semtech Corporation
b
929,448
11,795 Silicon Laboratories, Inc.
b
1,154,141
13,498 Solaredge Technology, Ltd.
b
3,217,248
9,210 Synaptics, Inc.
b
740,668
11,095 SYNNEX Corporation 1,553,966
29,360 Teradata Corporation
b
666,472
67,390 Trimble, Inc.
b
3,281,893
11,544 Universal Display Corporation 2,086,462
17,271 ViaSat, Inc.
b
593,950
35,702 Vishay Intertechnology, Inc. 555,880
11,876 WEX, Inc.
b
1,650,408
Total 70,690,689
Materials (5.8%)
17,369 AptarGroup, Inc. 1,966,171
14,658 Ashland Global Holdings, Inc. 1,039,545
24,627 Avient Corporation 651,630
15,207 Cabot Corporation 547,908
44,234 Chemours Company 924,933
32,069 Commercial Metals Company 640,739
9,142 Compass Minerals International,
Inc. 542,578
14,865 Domtar Corporation 390,504
11,246 Eagle Materials, Inc. 970,755
7,122 Greif, Inc. 257,888
11,117 Ingevity Corporation
b
549,624
30,247 Louisiana-Pacific Corporation 892,589
9,189 Minerals Technologies, Inc. 469,558
1,971 NewMarket Corporation 674,713
42,273 O-I Glass, Inc. 447,671
38,265 Olin Corporation 473,721
17,172 Reliance Steel & Aluminum
Company 1,752,231
17,666 Royal Gold, Inc. 2,122,923
35,005 RPM International, Inc. 2,899,814
10,965 Scotts Miracle-Gro Company 1,676,658
11,408 Sensient Technologies Corporation 658,698
21,204 Silgan Holdings, Inc. 779,671
27,034 Sonoco Products Company 1,380,626
53,824 Steel Dynamics, Inc. 1,540,981
59,353 United States Steel Corporation
a
435,651
49,835 Valvoline, Inc. 948,858
9,713 Worthington Industries, Inc. 396,096
Total 26,032,734

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Real Estate (9.1%)
37,068 American Campus Communities,
Inc. $ 1,294,415
79,851 Brixmor Property Group, Inc. 933,458
26,231 Camden Property Trust 2,334,034
11,455 CoreSite Realty Corporation 1,361,770
30,214 Corporate Office Properties Trust 716,676
40,014 Cousins Properties, Inc. 1,144,000
31,477 CyrusOne, Inc. 2,204,334
44,399 Douglas Emmett, Inc. 1,114,415
10,593 EastGroup Properties, Inc. 1,369,993
20,095 EPR Properties 552,613
34,261 First Industrial Realty Trust, Inc. 1,363,588
32,679 GEO Group, Inc. 370,580
36,642 Healthcare Realty Trust, Inc. 1,103,657
27,982 Highwoods Properties, Inc. 939,356
41,304 Hudson Pacific Properties, Inc. 905,797
30,268 JBG SMITH Properties 809,366
13,946 Jones Lang LaSalle, Inc. 1,334,074
28,229 Kilroy Realty Corporation 1,466,779
23,267 Lamar Advertising Company 1,539,577
12,636 Life Storage, Inc. 1,330,192
30,191 Macerich Company 204,997
142,429 Medical Properties Trust, Inc. 2,511,023
46,739 National Retail Properties, Inc. 1,612,963
61,130 Omega Healthcare Investors, Inc. 1,830,232
35,246 Pebblebrook Hotel Trust 441,632
56,059 Physicians Realty Trust 1,004,017
18,010 PotlatchDeltic Corporation 758,221
5,403 PS Business Parks, Inc. 661,273
36,767 Rayonier, Inc. REIT 972,120
33,340 Rexford Industrial Realty, Inc. 1,525,638
55,363 Sabra Health Care REIT, Inc. 763,179
44,331 Service Properties Trust 352,432
27,752 Spirit Realty Capital, Inc. 936,630
61,434 Store Capital Corporation 1,685,135
16,622 Taubman Centers, Inc. 553,346
29,545 Urban Edge Properties 287,177
32,432 Weingarten Realty Investors 550,047
Total 40,838,736
Utilities (3.7%)
13,973 ALLETE, Inc. 722,963
16,899 Black Hills Corporation 903,927
60,085 Essential Utilities, Inc. 2,418,421
29,406 Hawaiian Electric Industries, Inc. 977,455
13,591 IDACORP, Inc. 1,085,921
54,006 MDU Resources Group, Inc. 1,215,135
24,496 National Fuel Gas Company 994,293
25,837 New Jersey Resources
Corporation 698,116
13,622 NorthWestern Corporation 662,574
53,911 OGE Energy Corporation 1,616,791
14,253 ONE Gas, Inc. 983,600
21,453 PNM Resources, Inc. 886,652
15,059 Southwest Gas Holdings, Inc. 950,223
13,863 Spire, Inc. 737,512
56,107 UGI Corporation 1,850,409
Total 16,703,992
Total Common Stock
(cost $402,910,016) 445,080,357
Shares
Collateral Held for Securities
Loaned ( 1.4% ) Value
6,282,801 Thrivent Cash Management Trust $ 6,282,801
Total Collateral Held for
Securities Loaned
(cost $6,282,801) 6,282,801
Shares or
Principal
Amount Short-Term Investments ( 0.8% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.060%, 10/7/2020
c,d
299,997
100,000 0.055%, 12/8/2020
c,d
99,983
Thrivent Core Short-Term Reserve
Fund
305,853 0.310% 3,058,528
Total Short-Term Investments
(cost $3,458,852) 3,458,508
Total Investments (cost
$412,651,669) 101.7% $454,821,666
Other Assets and Liabilities, Net
(1.7%) (7,628,441)
Total Net Assets 100.0% $447,193,225
a All or a portion of the security is on loan.
b Non-income producing security.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 6,202,373
Total lending $6,202,373
Gross amount payable upon return of
collateral for securities loaned $6,282,801
Net amounts due to counterparty
$80,428
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
I
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 7,413,827 7,413,827 – –
Consumer Discretionary 73,872,118 73,872,118 – –
Consumer Staples 17,931,397 17,931,397 – –
Energy 5,111,990 5,111,990 – –
Financials 60,812,283 60,812,283 – –
Health Care 49,537,815 49,537,815 – –
Industrials 76,134,776 76,134,776 – –
Information Technology 70,690,689 70,690,689 – –
Materials 26,032,734 26,032,734 – –
Real Estate 40,838,736 40,838,736 – –
Utilities 16,703,992 16,703,992 – –
Short-Term Investments 399,980 – 399,980 –
Subtotal Investments in Securities $445,480,337 $445,080,357 $399,980 $–
Other Investments  * Total
Affiliated Short-Term Investments 3,058,528
Collateral Held for Securities Loaned 6,282,801
Subtotal Other Investments $9,341,329
Total Investments at Value $454,821,666
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 223 223 – –
Total Liability Derivatives $223 $223 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$399,980 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 13 December 2020 $ 2,412,893 ( $ 223)
Total Futures Long Contracts $ 2,412,893 ( $ 223)
Total Futures Contracts $ 2,412,893 ($223)

Mid Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $15,779 $42,852 $55,591 $3,059 306 0.7%
Total Affiliated Short-Term Investments
15,779
3,059 0.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 9,595 82,901 86,213 6,283 6,283 1.4
Total Collateral Held for Securities Loaned
9,595
6,283 1.4
Total Value
$25,374
$9,342
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $19 $0 – $96
Total Income/Non Income Cash from Affiliated
Investments $96
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 42
Total Affiliated Income from Securities Loaned, Net $42
Total Value $19 $0 $–

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.8% ) Value
Communications Services (6.3%)
780,910 DISH Network Corporation
a
$ 22,669,817
778,004 Twitter, Inc.
a
34,621,178
592,835 Zillow Group, Inc.
a
60,196,466
Total 117,487,461
Consumer Discretionary (13.5%)
278,565 Aptiv plc 25,538,839
130,427 Burlington Stores, Inc.
a
26,879,701
862,297 Harley-Davidson, Inc. 21,160,768
167,286 Lululemon Athletica , Inc.
a
55,098,990
13,834 NVR, Inc.
a
56,485,882
171,632 RH
a,b
65,669,836
Total 250,834,016
Consumer Staples (3.7%)
1,297,663 Hain Celestial Group, Inc.
a
44,509,841
373,225 Lamb Weston Holdings, Inc. 24,733,621
Total 69,243,462
Energy (1.9%)
361,899 Valero Energy Corporation 15,677,465
3,890,611 WPX Energy, Inc.
a
19,063,994
Total 34,741,459
Financials (12.7%)
1,396,825 Ally Financial, Inc. 35,018,403
1,168,081 Assured Guaranty, Ltd. 25,090,380
417,404 Interactive Brokers Group, Inc. 20,173,135
339,574 Kemper Corporation 22,693,731
2,331,232 KeyCorp 27,811,598
36,313 Markel Corporation
a
35,357,968
1,233,248 Radian Group, Inc. 18,017,753
768,978 Western Alliance Bancorp 24,315,084
934,320 Zions Bancorporations NA 27,300,830
Total 235,778,882
Health Care (11.5%)
223,921 Alexion Pharmaceuticals, Inc.
a
25,623,280
151,129 Align Technology, Inc.
a
49,473,589
274,457 Catalent , Inc.
a
23,509,987
355,360 Edwards Lifesciences Corporation
a
28,364,835
302,192 Jazz Pharmaceuticals, Inc.
a
43,089,557
99,692 Quidel Corporation
a
21,870,431
209,795 Universal Health Services, Inc. 22,452,261
Total 214,383,940
Industrials (16.1%)
946,907 Altra Industrial Motion Corporation 35,007,152
1,901,215 Arconic , Inc. 31,788,315
256,479 Heico Corporation 26,843,092
680,597 Nutrien , Ltd. 26,699,820
198,035 Old Dominion Freight Line, Inc. 35,828,492
97,145 Rockwell Automation, Inc. 21,437,959
1,101,005 Southwest Airlines Company 41,287,687
582,360 Timken Company 31,575,559
278,639 United Rentals, Inc.
a
48,622,506
Total 299,090,582
Information Technology (15.5%)
553,240 Advanced Micro Devices, Inc.
a
45,360,148
409,709 Akamai Technologies, Inc.
a
45,289,233
439,982 Alliance Data Systems Corporation 18,470,444
129,684 ANSYS, Inc.
a
42,436,495
494,071 Ciena Corporation
a
19,609,678
1,175,578 Dropbox, Inc.
a
22,641,632
Shares Common Stock (96.8%) Value
Information Technology (15.5%) - continued
122,389 Nice, Ltd. ADR
a,b
$ 27,785,975
1,992,081 Nuance Communications, Inc.
a
66,117,169
Total 287,710,774
Materials (3.4%)
480,801 Ball Corporation 39,964,179
793,403 Steel Dynamics, Inc. 22,715,128
Total 62,679,307
Real Estate (7.0%)
132,587 Alexandria Real Estate Equities,
Inc. 21,213,920
306,458 Camden Property Trust 27,268,633
150,608 Digital Realty Trust, Inc. 22,103,230
688,595 Douglas Emmett, Inc. 17,283,735
673,877 Duke Realty Corporation 24,866,061
1,639,508 Host Hotels & Resorts, Inc. 17,690,291
Total 130,425,870
Utilities (5.2%)
403,136 Alliant Energy Corporation 20,821,974
1,114,120 CenterPoint Energy, Inc. 21,558,222
337,484 CMS Energy Corporation 20,724,892
331,018 Entergy Corporation 32,615,204
Total 95,720,292
Total Common Stock
(cost $1,399,258,568) 1,798,096,045
Shares
Collateral Held for Securities
Loaned ( 3.5% ) Value
63,896,800 Thrivent Cash Management Trust 63,896,800
Total Collateral Held for
Securities Loaned
(cost $63,896,800) 63,896,800
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
6,139,247 0.310% 61,392,467
Total Short-Term Investments
(cost $61,379,600) 61,392,467
Total Investments (cost
$1,524,534,968) 103.6% $1,923,385,312
Other Assets and Liabilities, Net
(3.6%) (66,421,024)
Total Net Assets 100.0% $1,856,964,288
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 63,456,764
Total lending $63,456,764
Gross amount payable upon return of
collateral for securities loaned $63,896,800
Net amounts due to counterparty
$440,036

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 117,487,461 117,487,461 – –
Consumer Discretionary 250,834,016 250,834,016 – –
Consumer Staples 69,243,462 69,243,462 – –
Energy 34,741,459 34,741,459 – –
Financials 235,778,882 235,778,882 – –
Health Care 214,383,940 214,383,940 – –
Industrials 299,090,582 299,090,582 – –
Information Technology 287,710,774 287,710,774 – –
Materials 62,679,307 62,679,307 – –
Real Estate 130,425,870 130,425,870 – –
Utilities 95,720,292 95,720,292 – –
Subtotal Investments in Securities $1,798,096,045 $1,798,096,045 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 61,392,467
Collateral Held for Securities Loaned 63,896,800
Subtotal Other Investments $125,289,267
Total Investments at Value $1,923,385,312
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $86,402 $134,615 $159,544 $61,392 6,139 3.3%
Total Affiliated Short-Term Investments
86,402
61,392 3.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 55,911 301,147 293,161 63,897 63,897 3.5
Total Collateral Held for Securities Loaned
55,911
63,897 3.5
Total Value
$142,313
$125,289

Mid Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(94) $13 – $595
Total Income/Non Income Cash from Affiliated
Investments $595
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 93
Total Affiliated Income from Securities Loaned, Net $93
Total Value $(94) $13 $–

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 96.7% ) Value
Communications Services (4.0%)
4,154 Discovery, Inc., Class A
a
$ 90,432
6,510 Interpublic Group of Companies,
Inc. 108,522
Total 198,954
Consumer Discretionary (12.1%)
829 Aptiv plc 76,003
2,577 Cedar Fair, LP 72,336
1,019 Dollar Tree, Inc.
a
93,076
1,484 eBay, Inc. 77,316
654 Lear Corporation 71,319
519 Mohawk Industries, Inc.
a
50,649
1,024 Polaris, Inc. 96,604
1,074 Texas Roadhouse, Inc. 65,289
Total 602,592
Consumer Staples (5.9%)
6,035 Albertsons Companies, Inc.
a
83,585
710 Church & Dwight Company, Inc. 66,534
3,061 Hain Celestial Group, Inc.
a
104,992
596 Sysco Corporation 37,083
Total 292,194
Energy (4.1%)
3,930 Helmerich & Payne, Inc. 57,575
1,889 Marathon Petroleum Corporation 55,423
1,051 Pioneer Natural Resources
Company 90,375
Total 203,373
Financials (18.6%)
1,476 Capital One Financial Corporation 106,065
1,319 Comerica, Inc. 50,452
3,158 Hartford Financial Services Group,
Inc. 116,404
673 Kemper Corporation 44,976
1,359 Raymond James Financial, Inc. 98,881
1,818 Selective Insurance Group, Inc. 93,609
3,421 Trustmark Corporation 73,244
2,955 Voya Financial, Inc. 141,633
2,900 Wintrust Financial Corporation 116,145
2,910 Zions Bancorporations NA 85,030
Total 926,439
Health Care (8.4%)
2,873 Acadia Healthcare Company, Inc.
a
84,696
863 Alexion Pharmaceuticals, Inc.
a
98,753
1,768 Centene Corporation
a
103,128
965 Zimmer Biomet Holdings, Inc. 131,375
Total 417,952
Industrials (12.6%)
1,482 AGCO Corporation 110,068
1,094 Carlisle Companies, Inc. 133,873
368 JB Hunt Transport Services, Inc. 46,508
494 Lincoln Electric Holdings, Inc. 45,468
2,216 Robert Half International, Inc. 117,315
3,334 Southwest Airlines Company 125,025
132 W.W. Grainger, Inc. 47,093
Total 625,350
Information Technology (11.1%)
4,445 Change Healthcare, Inc.
a
64,497
2,133 FLIR Systems, Inc. 76,468
2,612 Juniper Networks, Inc. 56,158
338 Littelfuse, Inc. 59,941
Shares Common Stock (96.7%) Value
Information Technology (11.1%) - continued
1,275 National Instruments Corporation $ 45,517
3,300 ON Semiconductor Corporation
a
71,577
1,355 PTC, Inc.
a
112,086
1,874 Western Digital Corporation 68,495
Total 554,739
Materials (8.0%)
4,696 Axalta Coating Systems, Ltd.
a
104,110
2,292 Berry Plastics Group, Inc.
a
110,749
3,088 CF Industries Holdings, Inc. 94,833
311 Eastman Chemical Company 24,295
1,438 Nucor Corporation 64,509
Total 398,496
Real Estate (7.6%)
694 Camden Property Trust 61,752
2,534 CBRE Group, Inc.
a
119,022
1,972 Highwoods Properties, Inc. 66,200
7,154 Host Hotels & Resorts, Inc. 77,192
2,051 Rayonier, Inc. REIT 54,228
Total 378,394
Utilities (4.3%)
5,035 CenterPoint Energy, Inc. 97,428
1,693 FirstEnergy Corporation 48,606
1,685 PNM Resources, Inc. 69,641
Total 215,675
Total Common Stock
(cost $4,679,474) 4,814,158
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
2,017 Fidelity US Utilities ETF 76,525
Total 76,525
Total Registered Investment
Companies (cost $77,363) 76,525
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
7,912 0.310% 79,118
Total Short-Term Investments
(cost $79,153) 79,118
Total Investments (cost
$4,835,990) 99.8% $4,969,801
Other Assets and Liabilities, Net
0.2% 11,831
Total Net Assets 100.0% $4,981,632
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 198,954 198,954 – –
Consumer Discretionary 602,592 602,592 – –
Consumer Staples 292,194 292,194 – –
Energy 203,373 203,373 – –
Financials 926,439 926,439 – –
Health Care 417,952 417,952 – –
Industrials 625,350 625,350 – –
Information Technology 554,739 554,739 – –
Materials 398,496 398,496 – –
Real Estate 378,394 378,394 – –
Utilities 215,675 215,675 – –
Registered Investment Companies
Unaffiliated 76,525 76,525 – –
Subtotal Investments in Securities $4,890,683 $4,890,683 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 79,118
Subtotal Other Investments $79,118
Total Investments at Value $4,969,801
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
4/30/2020
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,250 $768 $1,939 $79 8 1.6%
Total Affiliated Short-Term Investments
1,250
79 1.6
Total Value
$1,250
$79
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
4/30/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $0 $0 – $0
Total Income/Non Income Cash from Affiliated
Investments $ 0
Total Value $0 $0 $–

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.5% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 698,912
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 670,257
Chemours Company, Term Loan
988,042
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
950,990
Hexion , Inc., Term Loan
825,819
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
811,367
Innophos Holdings, Inc., Term
Loan
825,850
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
817,591
Nouryon USA, LLC, Term Loan
1,653,403
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,598,494
Peabody Energy Corporation,
Term Loan
1,057,875
2.897%,  (LIBOR 1M +
2.750%), 3/31/2025
b
409,927
Pixelle Specialty Solutions, LLC,
Term Loan
1,080,540
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,075,137
PQ Corporation, Term Loan
897,750
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
892,364
Total 7,226,127
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
967,214
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
964,796
Asplundh Tree Expert, LLC, Term
Loan
505,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
504,056
Flex Acquisition Company, Inc.
Term Loan
1,809,584
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,753,035
GFL Environmental, Inc., Term
Loan
1,404,463
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,396,738
Graham Packaging Company,
Inc., Term Loan
815,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
809,230
Mauser Packaging Solutions
Holding Company, Term Loan
1,273,086
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
1,192,728
Reynolds Group Holdings, Inc.,
Term Loan
598,789
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
590,783
1,000,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
981,000
TransDigm , Inc., Term Loan
2,895,656
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,732,776
Principal
Amount Bank Loans (1.5%)
a
Value
Capital Goods (0.1%) - continued
Vertiv Group Corporation, Term
Loan
$ 2,786,000
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 2,738,638
Total 13,663,780
Communications Services (0.4%)
Altice France SA, Term Loan
856,237
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
815,515
CenturyLink, Inc., Term Loan
1,935,375
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,856,238
CommScope , Inc., Term Loan
1,571,033
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,528,112
Coral-US Co-Borrower, LLC, Term
Loan
3,450,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
3,332,769
Diamond Sports Group, LLC, Term
Loan
2,475,672
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,910,402
Entercom Media Corporation, Term
Loan
1,240,494
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,164,513
GCI, LLC, Term Loan
1,855,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
1,841,088
Gray Television, Inc., Term Loan
750,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
732,990
HCP Acquisition, LLC, Term Loan
1,375,915
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
1,365,884
iHeartCommunications , Inc., Term
Loan
960,163
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
909,005
Mediacom Illinois, LLC, Term Loan
347,702
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
344,225
NEP Group, Inc., Term Loan
1,331,287
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,141,246
195,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
152,100
Nexstar Broadcasting, Inc., Term
Loan
2,075,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
2,026,590
Nielsen Finance, LLC, Term Loan
673,312
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
671,966
Radiate Holdco, LLC, Term Loan
2,785,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
2,732,781
SBA Senior Finance II, LLC, Term
Loan
1,410,632
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
1,372,320

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Communications Services (0.4%) - continued
Terrier Media Buyer, Inc., Term
Loan
$ 1,091,750
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
$ 1,063,288
448,875
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
435,970
T-Mobile USA, Inc., Term Loan
2,064,825
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
2,061,687
TNS, Inc., Term Loan
1,523,307
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
1,509,978
Virgin Media Bristol, LLC, Term
Loan
945,000
0.000%,  (LIBOR 1M +
3.250%), 1/10/2029
b,d,e
928,018
WideOpenWest Finance, LLC,
Term Loan
1,512,664
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,487,372
Windstream Services, LLC, Term
Loan
2,551,366
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
1,535,922
Xplornet Communications, Inc.,
Term Loan
1,062,337
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
1,040,432
Ziggo Financing Partnership, Term
Loan
1,825,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,753,259
Total 35,713,670
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
2,069,787
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,980,951
Caesars Resort Collection, LLC,
Term Loan
1,565,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
1,512,400
Cengage Learning, Inc., Term
Loan
775,256
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
646,230
Four Seasons Hotels, Ltd., Term
Loan
1,302,778
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
1,265,323
Golden Entertainment, Inc., Term
Loan
2,692,350
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,574,560
Golden Nugget, LLC, Term Loan
818,095
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
727,238
LCPR Loan Financing, LLC, Term
Loan
3,255,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
3,248,230
Men's Warehouse, Inc., Term Loan
1,371,281
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b,g
411,384
Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Cyclical (0.3%) - continued
Michaels Stores, Inc., Term Loan
$ 1,115,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
$ 1,087,125
Penn National Gaming, Inc., Term
Loan
1,871,663
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,816,186
Scientific Games International,
Inc., Term Loan
5,263,121
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
4,940,018
Staples, Inc., Term Loan
274,804
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
257,857
1,566,164
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,453,103
Stars Group Holdings BV, Term
Loan
1,716,064
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,710,230
Tenneco, Inc., Term Loan
823,061
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
740,245
Wyndham Hotels & Resorts, Inc.,
Term Loan
906,500
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
872,787
Total 25,243,867
Consumer Non-Cyclical (0.3%)
Bausch Health Americas, Inc.,
Term Loan
2,568,643
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,514,598
Bellring Brands, LLC, Term Loan
487,342
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
487,546
Change Healthcare Holdings, LLC,
Term Loan
981,936
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
960,000
Chobani , LLC, Term Loan
1,550,850
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
1,531,464
Dole Food Company, Inc., Term
Loan
1,647,117
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
1,620,698
Endo International plc, Term Loan
904,588
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
859,359
Energizer Holdings, Inc., Term
Loan
683,430
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
671,470
Froneri U.S., Inc., Term Loan
585,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
560,974
Global Medical Response, Inc.,
Term Loan
4,129,911
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
4,115,085
3,960,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
3,867,178

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
IQVIA, Inc., Term Loan
$ 447,692
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
$ 441,071
JBS USA LUX SA, Term Loan
1,748,375
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,698,546
MPH Acquisition Holdings, LLC,
Term Loan
4,200,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
4,128,012
Ortho-Clinical Diagnostics SA,
Term Loan
4,202,373
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
4,015,367
Plantronics, Inc., Term Loan
992,601
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
930,146
R.R. Donnelley & Sons Company,
Term Loan
276,482
5.147%,  (LIBOR 1M +
5.000%), 1/15/2024
b
263,349
Sotera Health Holdings, LLC, Term
Loan
1,174,100
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
1,168,229
US Foods, Inc., Term Loan
661,545
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
635,084
Total 30,468,176
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
533,250
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
371,499
Buckeye Partners, LP, Term Loan
1,325,782
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
1,299,266
Calpine Corporation, Term Loan
1,570,281
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,525,984
Illuminate Buyer, LLC, Term Loan
930,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
921,286
Lealand Finance Company BV,
Term Loan
357,158
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
266,679
Total 4,384,714
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
968,057
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
939,684
BPR Nimbus, LLC, Term Loan
1,564,592
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
1,263,972
Delos Finance SARL, Term Loan
830,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
809,665
INEOS U.S. Finance, LLC, Term
Loan
661,598
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
641,565
Principal
Amount Bank Loans (1.5%)
a
Value
Financials (0.1%) - continued
Level 3 Financing, Inc., Term Loan
$ 1,865,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
$ 1,804,966
MoneyGram International, Inc.,
Term Loan
1,170,188
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
1,139,470
Newco Financing Partnership,
Term Loan
1,265,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
1,225,785
Northriver Midstream Finance, LP,
Term Loan
1,128,485
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
1,088,807
Tronox Finance, LLC, Term Loan
2,145,984
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
2,109,202
UPC Financing Partnership, Term
Loan
1,265,000
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
1,225,785
Vericast Corporation, Term Loan
414,155
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
337,486
Total 12,586,387
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
2,247,694
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
2,040,344
Prime Security Services Borrower,
LLC, Term Loan
4,047,417
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
4,006,214
Rackspace Technology Global,
Inc., Term Loan
3,685,051
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
3,610,908
SS&C Technologies, Inc., Term
Loan
701,340
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
677,964
496,920
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
480,358
1,469,616
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,421,854
Zayo Group Holdings, Inc., Term
Loan
2,641,725
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,560,122
Total 14,797,764
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
598,500
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
597,004
Genesee & Wyoming, Inc., Term
Loan
1,651,700
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,623,059

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (1.5%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 914,004
SkyMiles IP, Ltd., Term Loan
580,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
583,834
United Airlines, Inc., Term Loan
1,235,399
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
1,162,300
Total 4,880,201
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
349,685
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
348,520
Core and Main, LP, Term Loan
1,239,937
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
1,212,423
EnergySolutions , LLC, Term Loan
1,016,600
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
968,312
Pacific Gas & Electric Company,
Term Loan
2,059,838
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
2,015,201
Total 4,544,456
Total Bank Loans
(cost $159,679,063) 153,509,142
Shares
Registered Investment
Companies ( 39.5% ) Value
Unaffiliated  (0.7%)
13,649 Health Care Select Sector SPDR
Fund 1,439,697
719,900 Invesco Senior Loan ETF 15,650,626
16,725 iShares Dow Jones US Home
Construction Index Fund 947,471
30,952 ProShares Ultra S&P 500
h
2,274,043
117,345 SPDR S&P 500 ETF Trust
h
39,297,667
33,499 SPDR S&P Regional Banking ETF 1,195,244
3,570 Utilities Select Sector SPDR Fund
h
211,987
Total 61,016,735
Affiliated  (38.8%)
24,965,062 Thrivent Core Emerging Markets
Debt Fund 245,156,905
5,059,964 Thrivent Core Emerging Markets
Equity Fund
i
51,611,634
10,770,058 Thrivent Core International Equity
Fund 95,530,415
34,884,965 Thrivent Core Low Volatility Equity
Fund 418,968,434
30,844,699 Thrivent Global Stock Portfolio 381,135,604
43,071,980 Thrivent High Yield Portfolio 192,221,635
59,057,024 Thrivent Income Portfolio 655,119,568
52,944,850 Thrivent International Allocation
Portfolio 472,654,557
4,647,512 Thrivent International Index
Portfolio
i
51,832,772
37,121,101 Thrivent Large Cap Value Portfolio 600,222,222
34,364,543 Thrivent Limited Maturity Bond
Portfolio 345,009,702
Shares
Registered Investment
Companies (39.5%) Value
Affiliated  (38.8%)- continued
21,359,982 Thrivent Mid Cap Stock Portfolio $ 393,931,464
6,427,004 Thrivent Small Cap Stock Portfolio 98,995,781
Total 4,002,390,693
Total Registered Investment
Companies (cost $3,665,110,471) 4,063,407,428
Principal
Amount Long-Term Fixed Income ( 28.0% ) Value
Asset-Backed Securities (1.3%)
Access Group, Inc.
$ 330,311
0.675%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,j
323,634
Aimco
3,100,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,j
3,064,040
Aimco CLO, Ltd.
4,600,000
1.628%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,e,j
4,600,000
Ares CLO, Ltd.
4,250,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,j
4,203,488
Ares XXXIIR CLO, Ltd.
2,750,000
1.220%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,j
2,705,120
Benefit Street Partners CLO IV, Ltd.
3,100,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,j
3,085,566
Buttermilk Park CLO, Ltd.
7,100,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,j
7,006,273
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,j
4,532,834
Carvana Auto Receivables Trust
650,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
j
656,211
CBAM, Ltd.
4,500,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,j
4,485,303
CIFC Funding, Ltd.
1,625,000
1.848%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,e,j
1,624,829
Colony American Finance Trust
4,883,724
2.835%,  6/15/2052, Ser.
2019-2, Class A
j
5,144,989
Commonbond Student Loan Trust
674,547
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,j
664,429
CoreVest American Finance Trust
5,681,268
2.705%,  10/15/2052, Ser.
2019-3, Class A
j
5,891,451

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Asset-Backed Securities (1.3%) - continued
DRB Prime Student Loan Trust
$ 156,319
2.048%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,j
$ 156,883
Dryden Senior Loan Fund
3,950,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,j
3,908,521
Earnest Student Loan Program
2016-D, LLC
577,071
2.720%,  1/25/2041, Ser.
2016-D, Class A2
j
583,170
ECMC Group Student Loan Trust
3,000,000
1.510%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,j
2,999,998
Galaxy XX CLO, Ltd.
4,500,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,j
4,433,661
Golub Capital Partners, Ltd.
2,500,000
1.452%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,j
2,447,065
3,683,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,j
3,603,164
Goodgreen
3,887,994
3.860%,  10/15/2054, Ser.
2019-1A, Class A
j
4,116,594
Home Partners of America Trust
5,477,753
2.908%,  9/17/2039, Ser.
2019-1, Class A
j
5,686,456
5,423,648
2.703%,  10/19/2039, Ser.
2019-2, Class A
j
5,720,586
Laurel Road Prime Student Loan
Trust
1,305,943
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
j
1,339,351
3,245,994
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,j
3,377,319
Madison Park Funding XIV, Ltd.
3,125,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,j
3,059,375
Magnetite XII, Ltd.
4,425,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,j
4,376,768
Mountain View CLO, Ltd.
3,175,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,j
3,094,225
National Collegiate Trust
1,573,938
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,j
1,527,299
Neuberger Berman CLO XIV, Ltd.
3,300,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,j
3,267,026
Neuberger Berman CLO, Ltd.
1,350,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,j
1,337,066
Principal
Amount Long-Term Fixed Income (28.0%) Value
Asset-Backed Securities (1.3%) - continued
Octagon Investment Partners XVI,
Ltd.
$ 750,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,j
$ 736,478
OneMain Financial Issuance Trust
3,650,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
j
3,838,677
OZLM VIII, Ltd.
1,290,231
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,j
1,275,872
Palmer Square Loan Funding, Ltd.
2,881,744
1.122%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,j
2,862,171
2,200,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,j
2,199,173
PPM CLO 3, Ltd.
2,250,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,j
2,229,296
Pretium Mortgage Credit Partners,
LLC
2,817,691
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
j,k
2,822,104
Saxon Asset Securities Trust
1,204,048
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,216,100
Shackleton CLO, Ltd.
3,000,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,j
2,948,928
SLM Student Loan Trust
1,247,747
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,191,699
THL Credit Wind River CLO, Ltd.
1,225,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,e,j
1,225,000
U.S. Small Business Administration
228,442
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 236,189
Voya CLO, Ltd.
2,096,725
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,j
2,067,258
Whitebox CLO II, Ltd.
1,900,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,j
1,900,378
Total 129,772,017
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,594,331
Alcoa Nederland Holding BV
700,000 5.500%,  12/15/2027
j
729,540
Anglo American Capital plc
1,115,000 4.875%,  5/14/2025
j
1,269,745
BWAY Holding Company
640,000 5.500%,  4/15/2024
j
642,266

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Basic Materials (0.3%) - continued
Cleveland-Cliffs, Inc.
$ 510,000 5.750%,  3/1/2025
h
$ 474,300
430,000 9.875%,  10/17/2025
j
479,987
Dow Chemical Company
650,000 4.800%,  11/30/2028 781,766
DowDuPont , Inc.
1,475,000 4.493%,  11/15/2025 1,696,113
EI du Pont de Nemours &
Company
860,000 2.300%,  7/15/2030 911,761
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
j
939,654
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 668,250
710,000 4.250%,  3/1/2030 727,750
Glencore Funding, LLC
760,000 4.125%,  5/30/2023
j
814,788
950,000 4.000%,  3/27/2027
j
1,036,913
International Paper Company
1,888,000 4.350%,  8/15/2048 2,305,941
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 878,053
1,150,000 4.500%,  7/15/2027 1,303,705
Krayton Polymers, LLC
910,000 7.000%,  4/15/2025
j
928,200
Methanex Corporation
1,040,000 5.250%,  12/15/2029 1,028,300
Norbord, Inc.
970,000 5.750%,  7/15/2027
j
1,024,611
Novelis Corporation
1,125,000 5.875%,  9/30/2026
j
1,155,937
290,000 4.750%,  1/30/2030
j
283,031
OCI NV
770,000 4.625%,  10/15/2025
e,j
770,000
Olin Corporation
1,105,000 5.125%,  9/15/2027
h
1,093,950
Peabody Securities Finance
Corporation
835,000 6.375%,  3/31/2025
j
334,000
Syngenta Finance NV
1,375,000 3.933%,  4/23/2021
j
1,392,730
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,513,297
Tronox Finance plc
1,050,000 5.750%,  10/1/2025
j
1,034,250
Vale Overseas, Ltd.
1,135,000 6.250%,  8/10/2026 1,342,138
514,000 6.875%,  11/21/2036 667,558
Total 29,822,865
Capital Goods (0.4%)
AECOM
1,730,000 5.125%,  3/15/2027 1,868,608
Amsted Industries, Inc.
1,260,000 5.625%,  7/1/2027
j
1,340,413
Ardagh Packaging Finance plc
499,000 6.000%,  2/15/2025
j
518,112
730,000 5.250%,  8/15/2027
j
743,870
BAE Systems plc
1,850,000 1.900%,  2/15/2031
j
1,830,951
Carrier Global Corporation
1,050,000 2.700%,  2/15/2031
j
1,093,125
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,296,319
Principal
Amount Long-Term Fixed Income (28.0%) Value
Capital Goods (0.4%) - continued
CNH Industrial Capital, LLC
$ 1,452,000 4.875%,  4/1/2021 $ 1,480,016
CNH Industrial NV
915,000 3.850%,  11/15/2027 988,722
Covanta Holding Corporation
890,000 6.000%,  1/1/2027 925,600
180,000 5.000%,  9/1/2030 181,674
Crown Cork & Seal Company, Inc.
1,200,000 7.375%,  12/15/2026 1,426,656
Emerson Electric Company
1,500,000 1.800%,  10/15/2027 1,564,036
H&E Equipment Services, Inc.
890,000 5.625%,  9/1/2025 927,825
Ingersoll-Rand Luxembourg
Finance SA
1,575,000 3.500%,  3/21/2026 1,761,456
Jeld-Wen , Inc.
650,000 4.625%,  12/15/2025
j
653,250
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,368,130
Lockheed Martin Corporation
696,000 3.600%,  3/1/2035 834,688
1,544,000 4.500%,  5/15/2036 1,959,970
374,000 6.150%,  9/1/2036 553,663
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 3,004,016
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,216,183
Reynolds Group Issuer, Inc.
1,935,000 5.125%,  7/15/2023
j
1,959,187
Roper Technologies, Inc.
945,000 1.400%,  9/15/2027 954,068
668,000 4.200%,  9/15/2028 796,978
945,000 1.750%,  2/15/2031 942,642
Siemens
Financieringsmaatschappij NV
615,000 4.200%,  3/16/2047
j
801,165
Standard Industries, Inc.
1,290,000 4.375%,  7/15/2030
j
1,322,592
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,089,993
TransDigm , Inc.
500,000 6.250%,  3/15/2026
j
524,275
1,410,000 5.500%,  11/15/2027 1,355,081
United Rentals North America, Inc.
1,870,000 4.000%,  7/15/2030 1,912,075
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,106,426
1,200,000 3.750%,  11/1/2046 1,371,506
WESCO Distribution, Inc.
290,000 7.250%,  6/15/2028
j
317,746
Total 42,991,017
Collateralized Mortgage Obligations (1.1%)
Ajax Mortgage Loan Trust
3,586,187
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,j
3,644,359
Alternative Loan Trust
735,365
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 595,226
Angel Oak Mortgage Trust I, LLC
1,092,076
3.500%,  7/25/2046, Ser.
2016-1, Class A1
j
1,135,354

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Bellemeade Re, Ltd.
$ 634,720
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,j
$ 628,474
1,152,833
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,j
1,150,511
3,625,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,j
3,632,452
BRAVO Residential Funding Trust
440,712
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
j
455,052
Citicorp Mortgage Securities, Inc.
2,957,752
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,897,375
Citigroup Mortgage Loan Trust,
Inc.
425,523
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 435,792
Countrywide Alternative Loan Trust
838,605
3.201%,  10/25/2035, Ser.
2005-43, Class 4A1
b
797,617
989,478
6.000%,  4/25/2036, Ser.
2006-4CB, Class 1A1 693,439
1,985,118
7.000%,  10/25/2037, Ser.
2007-24, Class A10 1,116,760
Countrywide Home Loans, Inc.
493,409
5.750%,  4/25/2037, Ser.
2007-3, Class A27 366,980
Credit Suisse Mortgage Capital
Certificates
2,083,249
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
j,k
2,084,135
Credit Suisse Mortgage Trust
2,400,000
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
b,c,j
2,400,000
4,030,440
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,j
4,327,846
8,080,203
3.507%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,j
8,084,229
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
216,044
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 190,039
Ellington Financial Mortgage Trust
2,000,529
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,j
2,050,754
Federal Home Loan Mortgage
Corporation - REMIC
2,330,315
4.000%,  7/15/2031, Ser.
4104, Class KI
l
138,130
2,186,217
3.000%,  2/15/2033, Ser.
4170, Class IG
l
209,698
4,275,609
3.000%,  3/15/2033, Ser.
4180, Class PI
l
431,031
Federal National Mortgage
Association - REMIC
7,013,586
3.000%,  12/25/2027, Ser.
2012-137, Class AI
l
422,590
FWD Securitization Trust
3,344,388
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,j
3,421,909
Principal
Amount Long-Term Fixed Income (28.0%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Galton Funding Mortgage Trust
2017-1
$ 1,828,003
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,j
$ 1,868,186
GCAT Trust
199,395
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
j,k
202,489
GS Mortgage-Backed Securities
Trust
1,007,828
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,j
1,025,058
J.P. Morgan Alternative Loan Trust
1,081,572
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 877,980
Legacy Mortgage Asset Trust
744,537
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
j,k
755,226
MASTR Alternative Loans Trust
1,323,699
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
224,367
Merrill Lynch Alternative Note
Asset Trust
423,790
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 281,655
MFA NQM1 Trust
1,307,781
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
b,j
1,314,476
MFRA Trust
1,952,915
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
j,k
1,955,541
New Residential Mortgage Loan
Trust
2,666,248
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
j,k
2,669,438
Preston Ridge Partners Mortgage
Trust, LLC
4,250,000
2.857%,  9/25/2025, Ser.
2020-3A1
e,k
4,249,929
2,686,694
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
j,k
2,707,281
2,772,083
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,j
2,775,676
RCO Mortgage, LLC
4,710,546
3.475%,  11/25/2024, Ser.
2019-2, Class A1
j,k
4,699,666
1,074,130
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,j
1,129,396
Renaissance Home Equity Loan
Trust
3,416,246
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
k
1,890,346
Residential Accredit Loans, Inc.
Trust
1,343,951
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,345,192
Sequoia Mortgage Trust
1,207,237
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
b
932,473
Silver Hill Trust
1,586,721
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,j
1,612,581

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Starwood Mortgage Residential
Trust
$ 1,275,331
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,j
$ 1,280,355
Toorak Mortgage Corporation
2,750,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
j,k
2,813,687
8,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 8,660,483
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
j,k
1,756,154
Vericrest Opportunity Loan
Transferee
2,634,931
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
j,k
2,637,554
Verus Securitization Trust
517,989
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,j
525,024
429,206
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,j
438,864
1,016,809
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,j
1,036,565
3,433,359
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,j
3,511,418
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,j
2,123,107
1,796,061
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,j
1,815,597
6,860,040
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,j
7,041,025
2,080,172
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,j
2,099,585
WaMu Mortgage Pass Through
Certificates
118,952
3.309%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
111,991
434,205
3.671%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
419,369
Total 110,097,486
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
3,000,000
1.350%,  (LIBOR 1M +
1.150%), 10/15/2022, Ser.
2020-EYP, Class A
b,e,j
3,000,000
1,100,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,j
1,100,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,547,417
3.000%,  3/15/2045, Ser.
4741, Class GA 1,602,079
Federal National Mortgage
Association - ACES
30,496,998
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,l
3,605,129
GS Mortgage Securities Trust
6,600,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 7,136,959
Morgan Stanley Capital I Trust
19,993,054
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,l
2,986,107
Principal
Amount Long-Term Fixed Income (28.0%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
UBS Commercial Mortgage Trust
$ 3,525,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 $ 3,877,462
Total 23,307,736
Communications Services (0.9%)
Altice France SA
550,000 5.500%,  1/15/2028
j
556,875
American Tower Corporation
900,000 2.900%,  1/15/2030 971,427
1,500,000 2.100%,  6/15/2030 1,514,542
AT&T, Inc.
1,532,000 3.500%,  9/15/2053
j
1,492,529
1,500,000 2.300%,  6/1/2027 1,573,486
1,825,000 4.350%,  3/1/2029 2,142,112
1,037,000 4.300%,  2/15/2030 1,227,756
1,475,000 5.250%,  3/1/2037 1,845,658
1,460,000 4.900%,  8/15/2037 1,761,627
575,000 5.550%,  8/15/2041 745,312
2,525,000 3.100%,  2/1/2043 2,463,284
British Telecommunications plc
1,475,000 4.500%,  12/4/2023 1,632,088
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
j
946,998
2,100,000 4.750%,  3/1/2030
j
2,223,375
370,000 4.250%,  2/1/2031
j
383,283
CCOH Safari, LLC
1,300,000 5.750%,  2/15/2026
j
1,352,000
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 776,060
1,800,000 4.200%,  3/15/2028 2,043,913
1,525,000 6.484%,  10/23/2045 2,032,843
Comcast Corporation
1,550,000 4.950%,  10/15/2058 2,218,678
800,000 4.049%,  11/1/2052 980,092
900,000 3.950%,  10/15/2025 1,032,092
1,500,000 4.250%,  10/15/2030 1,841,243
1,265,000 4.400%,  8/15/2035 1,599,853
1,305,000 4.750%,  3/1/2044 1,712,201
550,000 4.600%,  8/15/2045 708,063
Cox Communications, Inc.
1,815,000 3.350%,  9/15/2026
j
2,017,834
Crown Castle International
Corporation
1,158,000 5.250%,  1/15/2023 1,272,369
1,121,000 3.200%,  9/1/2024 1,208,768
CSC Holdings, LLC
530,000 4.125%,  12/1/2030
j
540,202
2,700,000 4.625%,  12/1/2030
j
2,712,771
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,161,148
Embarq Corporation
960,000 7.995%,  6/1/2036 1,136,698
Entercom Media Corporation
470,000 6.500%,  5/1/2027
j
408,900
Fox Corporation
900,000 3.500%,  4/8/2030 1,014,288
Front Range BidCo , Inc.
1,180,000 4.000%,  3/1/2027
j
1,161,386
GCI, LLC
520,000 4.750%,  10/15/2028
e,j
526,505
Gray Television, Inc.
935,000 5.875%,  7/15/2026
j
970,062

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Communications Services (0.9%) - continued
iHeartCommunications , Inc.
$ 580,000 4.750%,  1/15/2028
j
$ 546,620
Level 3 Financing, Inc.
1,000,000 4.625%,  9/15/2027
j
1,027,500
980,000 4.250%,  7/1/2028
j
995,014
Netflix, Inc.
1,680,000 4.875%,  4/15/2028 1,877,400
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
j
786,713
Nielsen Finance, LLC
230,000 5.625%,  10/1/2028
j
236,325
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 845,420
435,000 4.200%,  6/1/2030 508,911
SBA Communications Corporation
570,000 3.875%,  2/15/2027
j
578,550
SFR Group SA
1,250,000 7.375%,  5/1/2026
j
1,309,875
Sirius XM Radio, Inc.
1,760,000 5.000%,  8/1/2027
j
1,838,443
Sprint Capital Corporation
760,000 6.875%,  11/15/2028 946,455
380,000 8.750%,  3/15/2032 556,248
Sprint Corporation
1,200,000 7.250%,  9/15/2021 1,255,500
1,680,000 7.625%,  2/15/2025 1,965,600
Telesat Canada / Telesat , LLC
630,000 4.875%,  6/1/2027
j
632,552
Time Warner Entertainment
Company, LP
1,691,000 8.375%,  3/15/2023 1,987,138
T-Mobile USA, Inc.
1,870,000 4.500%,  2/1/2026 1,926,848
1,450,000 3.750%,  4/15/2027
j
1,623,333
1,100,000 4.375%,  4/15/2040
j
1,289,387
Univision Communications, Inc.
980,000 6.625%,  6/1/2027
j
956,725
VeriSign, Inc.
400,000 4.750%,  7/15/2027 424,000
Verizon Communications, Inc.
1,876,000 3.376%,  2/15/2025 2,088,835
4,065,000 4.272%,  1/15/2036 5,006,680
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,428,327
Virgin Media Secured Finance plc
1,590,000 5.500%,  8/15/2026
j
1,657,575
Vodafone Group plc
1,600,000 4.875%,  6/19/2049 1,983,678
VTR Finance BV
350,000 6.375%,  N/ A
j
367,500
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,471,818
2,000,000 2.650%,  1/13/2031 2,153,062
1,700,000 3.500%,  5/13/2040 1,903,974
Windstream Services, LLC
780,000 8.625%,  10/31/2025
*,f
468,000
Ziggo BV
809,000 5.500%,  1/15/2027
j
847,428
Total 96,399,755
Consumer Cyclical (0.7%)
1011778 B.C., ULC
1,790,000 4.375%,  1/15/2028
j
1,825,442
Allied Universal Holdco, LLC
570,000 6.625%,  7/15/2026
j
607,050
Principal
Amount Long-Term Fixed Income (28.0%) Value
Consumer Cyclical (0.7%) - continued
Allison Transmission, Inc.
$ 1,270,000 5.000%,  10/1/2024
j
$ 1,282,776
Amazon.com, Inc.
150,000 1.500%,  6/3/2030 153,141
1,870,000 3.875%,  8/22/2037 2,325,279
1,122,000 4.050%,  8/22/2047 1,450,188
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 210,423
Brookfield Property REIT, Inc.
340,000 5.750%,  5/15/2026
j
267,944
Brookfield Residential Properties,
Inc.
1,615,000 6.250%,  9/15/2027
j
1,628,606
Carnival Corporation
370,000 11.500%,  4/1/2023
j
414,763
390,000 10.500%,  2/1/2026
j
431,925
Cedar Fair, LP
720,000 5.250%,  7/15/2029 683,554
Colt Merger Sub, Inc.
1,180,000 6.250%,  7/1/2025
j
1,230,150
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,684,517
D.R. Horton, Inc.
1,515,000 2.550%,  12/1/2020 1,520,122
1,500,000 2.600%,  10/15/2025 1,608,283
Dana, Inc.
760,000 5.625%,  6/15/2028 784,700
Ford Motor Company
340,000 9.000%,  4/22/2025 389,813
190,000 9.625%,  4/22/2030 245,337
660,000 7.450%,  7/16/2031 756,895
Ford Motor Credit Company, LLC
1,940,000 4.063%,  11/1/2024 1,937,575
700,000 4.134%,  8/4/2025 693,290
General Motors Company
1,425,000 6.125%,  10/1/2025 1,655,027
1,500,000 6.800%,  10/1/2027 1,822,909
General Motors Financial
Company, Inc.
1,635,000 3.150%,  6/30/2022 1,679,447
760,000 3.950%,  4/13/2024 804,000
Hanesbrands, Inc.
1,400,000 4.875%,  5/15/2026
j
1,494,500
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
j
496,632
Hilton Domestic Operating
Company, Inc.
1,790,000 4.875%,  1/15/2030 1,843,700
Home Depot, Inc.
1,755,000 5.400%,  9/15/2040 2,483,259
1,140,000 4.250%,  4/1/2046 1,449,949
970,000 3.900%,  6/15/2047 1,194,942
Hyundai Capital America
945,000 1.250%,  9/18/2023
j
942,820
International Game Technology plc
770,000 5.250%,  1/15/2029
j
778,662
KB Home
650,000 4.800%,  11/15/2029 716,625
L Brands, Inc.
460,000 6.625%,  10/1/2030
j
468,050
Landry's, Inc.
580,000 6.750%,  10/15/2024
j
484,300
Lennar Corporation
925,000 4.125%,  1/15/2022 945,813

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Consumer Cyclical (0.7%) - continued
$ 1,895,000 4.875%,  12/15/2023 $ 2,037,362
585,000 4.500%,  4/30/2024 627,413
Mastercard , Inc.
1,135,000 3.300%,  3/26/2027 1,297,496
1,070,000 3.950%,  2/26/2048 1,358,904
Mattamy Group Corporation
1,540,000 5.250%,  12/15/2027
j
1,582,350
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,559,746
1,755,000 4.450%,  3/1/2047 2,175,041
MGM Resorts International
1,530,000 6.000%,  3/15/2023 1,587,230
Norwegian Cruise Line Holdings,
Ltd.
370,000 10.250%,  2/1/2026
j
385,494
Prime Security Services Borrower,
LLC
1,460,000 5.750%,  4/15/2026
j
1,561,295
280,000 3.375%,  8/31/2027
j
269,150
Royal Caribbean Cruises, Ltd.
390,000 9.125%,  6/15/2023
j
413,400
280,000 11.500%,  6/1/2025
j
325,430
Scientific Games International, Inc.
910,000 5.000%,  10/15/2025
j
915,688
ServiceMaster Company, LLC
1,330,000 5.125%,  11/15/2024
j
1,359,925
Six Flags Entertainment
Corporation
550,000 5.500%,  4/15/2027
h,j
521,565
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
j
382,950
Staples, Inc.
970,000 7.500%,  4/15/2026
j
893,816
Target Corporation
1,300,000 2.250%,  4/15/2025 1,387,906
TJX Companies, Inc.
875,000 3.875%,  4/15/2030 1,037,067
ViacomCBS , Inc.
1,400,000 4.200%,  5/19/2032 1,598,056
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,619,418
Volkswagen Group of America
Finance, LLC
950,000 4.250%,  11/13/2023
j
1,043,764
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,514,674
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
j
492,377
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
j
271,600
Yum! Brands, Inc.
1,290,000 4.750%,  1/15/2030
j
1,389,975
Total 71,001,500
Consumer Non-Cyclical (1.1%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,931,255
AbbVie, Inc.
1,450,000 2.800%,  3/15/2023
j
1,515,649
1,910,000 3.600%,  5/14/2025 2,116,562
875,000 2.950%,  11/21/2026
j
953,163
726,000 4.700%,  5/14/2045 890,816
2,500,000 4.875%,  11/14/2048 3,168,943
Albertson's Companies, Inc.
1,310,000 7.500%,  3/15/2026
j
1,437,122
Principal
Amount Long-Term Fixed Income (28.0%) Value
Consumer Non-Cyclical (1.1%) - continued
$ 935,000 3.500%,  3/15/2029
j
$ 907,534
Altria Group, Inc.
875,000 4.400%,  2/14/2026 1,007,381
3,300,000 5.800%,  2/14/2039 4,210,365
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,620,072
100,000 3.125%,  5/1/2025 109,673
Anheuser-Busch Companies, LLC
3,040,000 4.700%,  2/1/2036 3,667,216
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,584,470
1,740,000 4.375%,  4/15/2038 2,024,027
415,000 4.600%,  4/15/2048 493,828
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,195,167
1,870,000 4.625%,  5/15/2042 2,339,952
Aramark Services, Inc.
390,000 6.375%,  5/1/2025
h,j
406,253
BAT Capital Corporation
1,496,000 4.540%,  8/15/2047 1,598,824
Bausch Health Companies, Inc.
230,000 5.000%,  1/30/2028
j
223,388
Baxalta , Inc.
721,000 4.000%,  6/23/2025 819,395
Becton, Dickinson and Company
1,594,000 3.734%,  12/15/2024 1,761,833
900,000 3.700%,  6/6/2027 1,019,972
Boston Scientific Corporation
810,000 7.375%,  1/15/2040 1,298,123
Bunge, Ltd. Finance Corporation
800,000 3.500%,  11/24/2020 803,502
Campbell Soup Company
450,000 2.375%,  4/24/2030 467,614
Cargill, Inc.
1,650,000 3.250%,  5/23/2029
j
1,864,660
Centene Corporation
800,000 4.750%,  1/15/2025 822,240
280,000 4.250%,  12/15/2027 293,000
670,000 4.625%,  12/15/2029 722,702
1,110,000 3.000%,  10/15/2030
e
1,130,813
Cigna Corporation
190,000 3.050%,  10/15/2027 203,207
1,500,000 4.800%,  8/15/2038 1,859,107
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,349,822
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,638,684
600,000 2.875%,  5/1/2030 647,401
CVS Health Corporation
428,000 4.100%,  3/25/2025 483,575
2,560,000 4.875%,  7/20/2035 3,251,814
DaVita, Inc.
910,000 4.625%,  6/1/2030
j
934,024
DENTSPLY SIRONA, Inc.
1,785,000 3.250%,  6/1/2030 1,939,318
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
j
399,847
Encompass Health Corporation
1,030,000 4.500%,  2/1/2028 1,035,150
Energizer Holdings, Inc.
1,190,000 4.750%,  6/15/2028
j
1,231,531
Express Scripts Holding Company
1,600,000 4.800%,  7/15/2046 1,724,092

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Consumer Non-Cyclical (1.1%) - continued
General Mills, Inc.
$ 715,000 2.875%,  4/15/2030 $ 784,003
Gilead Sciences, Inc.
3,000,000 2.600%,  10/1/2040 2,993,164
HCA, Inc.
2,610,000 5.375%,  2/1/2025 2,857,950
HLF Financing SARL, LLC
550,000 7.250%,  8/15/2026
j
565,125
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
j
1,732,051
JBS Investments II GmbH
560,000 5.750%,  1/15/2028
j
582,400
JBS USA, LLC
930,000 5.750%,  6/15/2025
j
958,644
640,000 5.500%,  1/15/2030
j
697,600
Kellogg Company
1,400,000 2.100%,  6/1/2030 1,433,130
Keurig Dr. Pepper, Inc.
1,125,000 3.200%,  5/1/2030 1,255,930
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 966,493
900,000 3.900%,  5/4/2047 1,152,917
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 995,326
Kraft Heinz Foods Company
1,140,000 4.625%,  1/30/2029 1,268,491
1,370,000 3.750%,  4/1/2030
j
1,446,211
90,000 4.250%,  3/1/2031
j
98,676
Medtronic, Inc.
105,000 4.625%,  3/15/2045 144,246
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
j
683,735
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 462,515
Mylan, Inc.
450,000 3.125%,  1/15/2023
j
473,579
1,570,000 4.550%,  4/15/2028 1,827,956
Par Pharmaceutical, Inc.
910,000 7.500%,  4/1/2027
j
953,389
Post Holdings, Inc.
540,000 5.750%,  3/1/2027
j
567,675
Quest Diagnostics, Inc.
1,400,000 2.800%,  6/30/2031 1,510,862
Reynolds American, Inc.
2,338,000 5.700%,  8/15/2035 2,916,220
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
j
1,554,897
Scotts Miracle- Gro Company
990,000 4.500%,  10/15/2029 1,048,781
Simmons Foods, Inc.
600,000 5.750%,  11/1/2024
j
600,624
Smithfield Foods, Inc.
1,060,000 2.650%,  10/3/2021
j
1,066,555
Spectrum Brands, Inc.
280,000 5.500%,  7/15/2030
j
295,400
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,750,970
Teleflex, Inc.
770,000 4.250%,  6/1/2028
j
796,950
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 511,275
1,340,000 5.125%,  11/1/2027
j
1,378,324
Teva Pharmaceutical Finance
Netherlands III BV
820,000 2.800%,  7/21/2023 784,125
Principal
Amount Long-Term Fixed Income (28.0%) Value
Consumer Non-Cyclical (1.1%) - continued
Thermo Fisher Scientific, Inc.
$ 900,000 4.133%,  3/25/2025 $ 1,025,392
TreeHouse Foods, Inc.
370,000 4.000%,  9/1/2028 374,211
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 844,645
UnitedHealth Group, Inc.
1,815,000 2.950%,  10/15/2027 2,021,707
3,450,000 4.625%,  7/15/2035 4,532,172
VRX Escrow Corporation
3,240,000 6.125%,  4/15/2025
j
3,316,950
Zoetis, Inc.
740,000 4.700%,  2/1/2043 972,565
Total 114,306,917
Energy (0.8%)
Antero Resources Corporation
540,000 5.000%,  3/1/2025 337,500
Apache Corporation
350,000 4.875%,  11/15/2027 330,750
620,000 4.375%,  10/15/2028
h
567,300
460,000 5.100%,  9/1/2040 413,494
Archrock Partners, LP
655,000 6.250%,  4/1/2028
j
617,337
BP Capital Markets America, Inc.
415,000 3.119%,  5/4/2026 458,363
700,000 3.543%,  4/6/2027 784,316
BP Capital Markets plc
2,550,000 3.279%,  9/19/2027 2,829,507
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
j
362,900
580,000 3.950%,  12/1/2026 541,360
210,000 4.125%,  12/1/2027 198,975
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 448,881
525,000 2.950%,  7/15/2030 528,173
Canadian Oil Sands, Ltd.
1,000,000 9.400%,  9/1/2021
j
1,057,058
Cheniere Energy Partners, LP
1,840,000 5.625%,  10/1/2026 1,913,600
Comstock Resources, Inc.
400,000 9.750%,  8/15/2026 410,080
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,731,327
Continental Resources, Inc.
480,000 5.000%,  9/15/2022
h
476,702
400,000 4.500%,  4/15/2023 381,364
DCP Midstream Operating, LP
570,000 5.625%,  7/15/2027 583,110
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,205,187
El Paso Pipeline Partners
Operating Company, LLC
1,120,000 4.300%,  5/1/2024 1,234,258
Enagas SA
1,560,000 5.500%,  1/15/2028
j
1,404,000
Endeavor Energy Resources, LP
250,000 5.500%,  1/30/2026
j
248,125
710,000 5.750%,  1/30/2028
j
713,550
Energy Transfer Operating, LP
730,000 4.200%,  9/15/2023 769,219
1,600,000 6.000%,  6/15/2048 1,606,520
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 947,382
800,000 5.150%,  2/1/2043 731,115

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Energy (0.8%) - continued
EnLink Midstream Partners, LP
$ 580,000 4.850%,  7/15/2026 $ 501,764
780,000 5.600%,  4/1/2044 501,150
EOG Resources, Inc.
1,150,000 4.375%,  4/15/2030 1,354,176
EQM Midstream Partners, LP
660,000 6.500%,  7/1/2027
j
699,613
290,000 5.500%,  7/15/2028 292,044
EQT Corporation
1,020,000 3.900%,  10/1/2027 929,475
Equinor ASA
1,750,000 3.000%,  4/6/2027 1,927,145
Exxon Mobil Corporation
750,000 4.327%,  3/19/2050 932,151
1,450,000 3.452%,  4/15/2051 1,589,020
Harvest Midstream, LP
490,000 7.500%,  9/1/2028
j
487,550
Kinder Morgan Energy Partners,
LP
1,870,000 6.500%,  9/1/2039 2,352,690
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,247,112
Marathon Oil Corporation
1,175,000 4.400%,  7/15/2027 1,168,309
Marathon Petroleum Corporation
2,244,000 4.750%,  12/15/2023 2,459,263
846,000 6.500%,  3/1/2041 1,030,785
MPLX, LP
1,425,000 4.875%,  12/1/2024 1,591,720
2,244,000 4.875%,  6/1/2025 2,543,566
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 298,914
Nabors Industries, Ltd.
780,000 7.250%,  1/15/2026
j
384,150
Newfield Exploration Company
825,000 5.625%,  7/1/2024 802,414
700,000 5.375%,  1/1/2026 658,185
Noble Energy, Inc.
1,850,000 5.050%,  11/15/2044 2,396,095
Occidental Petroleum Corporation
549,000 2.700%,  8/15/2022 512,969
1,150,000 2.900%,  8/15/2024 975,695
400,000 3.400%,  4/15/2026 319,000
360,000 8.500%,  7/15/2027 362,776
690,000 3.500%,  8/15/2029 529,092
380,000 6.450%,  9/15/2036 323,008
960,000 4.400%,  4/15/2046 684,926
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,054,306
Parsley Energy, LLC
905,000 5.625%,  10/15/2027
j
900,475
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 867,222
Plains All American Pipeline, LP
1,600,000 4.500%,  12/15/2026 1,706,874
1,500,000 3.550%,  12/15/2029 1,450,305
QEP Resources, Inc.
390,000 5.625%,  3/1/2026 221,325
Sabine Pass Liquefaction, LLC
1,125,000 6.250%,  3/15/2022 1,193,802
1,300,000 5.625%,  4/15/2023 1,423,899
1,500,000 5.750%,  5/15/2024 1,698,052
Principal
Amount Long-Term Fixed Income (28.0%) Value
Energy (0.8%) - continued
Schlumberger Holdings
Corporation
$ 995,000 4.000%,  12/21/2025
j
$ 1,112,619
Southwestern Energy Company
1,000,000 7.500%,  4/1/2026 977,500
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,077,853
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 969,920
Sunoco, LP
545,000 5.875%,  3/15/2028 557,263
Targa Resources Partners, LP
1,160,000 5.375%,  2/1/2027 1,166,519
Transocean Pontus, Ltd.
436,800 6.125%,  8/1/2025
j
390,936
W&T Offshore, Inc.
545,000 9.750%,  11/1/2023
j
375,320
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,504,864
Western Midstream Operating, LP
320,000 6.250%,  2/1/2050 296,400
550,000 4.100%,  2/1/2025 523,875
570,000 3.950%,  6/1/2025 535,686
Williams Companies, Inc.
1,815,000 7.500%,  1/15/2031 2,386,580
Williams Partners, LP
935,000 4.500%,  11/15/2023 1,023,728
WPX Energy, Inc.
475,000 5.750%,  6/1/2026 491,625
500,000 4.500%,  1/15/2030 493,750
Total 79,086,908
Financials (1.7%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,458,077
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
1,240,000 3.500%,  1/15/2025 1,207,691
AerCap Ireland Capital, Ltd.
1,250,000 3.875%,  1/23/2028 1,151,568
Aircastle , Ltd.
1,700,000 5.000%,  4/1/2023 1,703,726
Ally Financial, Inc.
975,000 5.750%,  11/20/2025 1,094,514
American International Group, Inc.
60,000 4.125%,  2/15/2024 66,571
845,000 3.750%,  7/10/2025 946,621
2,085,000 3.900%,  4/1/2026 2,376,980
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,j
725,361
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
j
1,290,088
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
j
803,549
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
j
973,000
Banco Santander SA
1,400,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,406,252
Bank of America Corporation
1,520,000 4.000%,  4/1/2024 1,684,252
1,800,000 4.200%,  8/26/2024 2,004,220
2,070,000 4.000%,  1/22/2025 2,305,417

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Financials (1.7%) - continued
$ 1,800,000 3.458%,  3/15/2025
b
$ 1,950,801
1,825,000 3.093%,  10/1/2025
b
1,967,546
550,000 3.824%,  1/20/2028
b
623,163
1,500,000 2.496%,  2/13/2031
b
1,563,583
900,000 2.592%,  4/29/2031
b
950,388
Barclays Bank plc
386,000 10.179%,  6/12/2021
j
406,095
Barclays plc
83,000 3.650%,  3/16/2025 89,522
1,475,000 3.564%,  9/23/2035
b
1,450,943
Boston Properties, LP
950,000 4.500%,  12/1/2028 1,119,080
BPCE SA
1,691,000 3.500%,  10/23/2027
j
1,858,008
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,189,844
Capital One Financial Corporation
1,800,000 4.200%,  10/29/2025 1,995,151
Cascades USA, Inc.
970,000 5.125%,  1/15/2026
j
1,016,269
CIT Group, Inc.
1,260,000 5.000%,  8/15/2022 1,299,375
310,000 5.250%,  3/7/2025 327,980
Citigroup, Inc.
2,515,000 4.400%,  6/10/2025 2,828,295
1,520,000 3.200%,  10/21/2026 1,675,998
2,244,000 3.668%,  7/24/2028
b
2,518,828
1,140,000 4.125%,  7/25/2028 1,310,455
1,815,000 3.520%,  10/27/2028
b
2,016,689
978,000 4.650%,  7/23/2048 1,283,036
CNA Financial Corporation
650,000 3.900%,  5/1/2029 745,118
Comerica, Inc.
45,000 3.700%,  7/31/2023 48,737
Commerzbank AG
1,850,000 8.125%,  9/19/2023
j
2,105,374
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,715,000 3.950%,  11/9/2022 1,822,193
988,000 4.625%,  12/1/2023 1,098,784
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
j
615,679
Credit Agricole SA
1,125,000 3.250%,  1/14/2030
j
1,207,555
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,j,m
975,375
1,800,000 2.193%,  6/5/2026
b,j
1,858,600
1,385,000 3.869%,  1/12/2029
b,j
1,544,916
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,j
1,303,519
Deutsche Bank AG
2,125,000 3.547%,  9/18/2031
b
2,135,367
Discover Bank
900,000 2.450%,  9/12/2024 949,352
1,670,000 4.682%,  8/9/2028
b
1,750,728
Duke Realty, LP
925,000 2.875%,  11/15/2029 1,008,376
ERP Operating, LP
337,000 3.375%,  6/1/2025 372,910
ESH Hospitality, Inc.
590,000 5.250%,  5/1/2025
j
595,900
290,000 4.625%,  10/1/2027
j
284,568
Fidelity National Financial, Inc.
1,300,000 5.500%,  9/1/2022 1,410,848
Principal
Amount Long-Term Fixed Income (28.0%) Value
Financials (1.7%) - continued
First Horizon National Corporation
$ 1,785,000 4.000%,  5/26/2025 $ 1,940,263
GE Capital Funding, LLC
3,975,000 4.400%,  5/15/2030
j
4,272,728
GE Capital International Funding
Company
1,630,000 4.418%,  11/15/2035 1,722,652
Goldman Sachs Group, Inc.
2,600,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,m
2,555,280
1,000,000 3.625%,  2/20/2024 1,085,856
1,130,000 4.750%,  10/21/2045 1,483,498
HCP, Inc.
660,000 3.400%,  2/1/2025 722,176
Healthpeak Properties, Inc.
875,000 2.875%,  1/15/2031 926,265
HSBC Holdings plc
1,475,000 6.875%,  6/1/2021
b,m
1,504,500
1,850,000 3.803%,  3/11/2025
b
1,998,509
1,460,000 3.900%,  5/25/2026 1,613,397
1,400,000 4.950%,  3/31/2030 1,684,953
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 353,892
1,215,000 6.375%,  12/15/2025 1,248,978
International Lease Finance
Corporation
750,000 5.875%,  8/15/2022 802,494
J.P. Morgan Chase & Company
1,550,000 3.875%,  9/10/2024 1,714,435
2,585,000 3.125%,  1/23/2025 2,819,352
3,200,000 3.900%,  7/15/2025 3,618,939
1,475,000 4.203%,  7/23/2029
b
1,744,860
900,000 2.522%,  4/22/2031
b
957,954
2,240,000 3.882%,  7/24/2038
b
2,636,886
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,237,118
Liberty Mutual Group, Inc.
760,000 4.950%,  5/1/2022
j
809,671
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,123,353
MassMutual Global Funding
1,230,000 2.750%,  6/22/2024
j
1,321,939
MetLife, Inc.
1,300,000 4.050%,  3/1/2045 1,578,182
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
j
418,200
340,000 5.750%,  2/1/2027 366,350
Mitsubishi UFJ Financial Group,
Inc.
1,870,000 3.287%,  7/25/2027 2,076,991
1,750,000 2.048%,  7/17/2030 1,766,993
Mizuho Financial Group, Inc.
1,500,000 1.979%,  9/8/2031
b
1,484,184
Morgan Stanley
760,000
4.085%,  (LIBOR 3M +
3.810%), 1/15/2021
b,m
743,219
670,000 4.875%,  11/1/2022 724,323
600,000 2.188%,  4/28/2026
b
628,066
1,925,000 4.350%,  9/8/2026 2,225,012
2,244,000 3.591%,  7/22/2028
b
2,522,541
190,000 3.772%,  1/24/2029
b
216,361
1,600,000 3.622%,  4/1/2031
b
1,826,877
MPT Operating Partnership, LP
430,000 6.375%,  3/1/2024 441,610

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Financials (1.7%) - continued
$ 990,000 4.625%,  8/1/2029 $ 1,030,065
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 781,405
55,000 3.850%,  6/30/2026 62,516
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,j
987,005
Natwest Group plc
2,200,000 3.032%,  11/28/2035
b
2,113,276
Outfront Media Cap, LLC
980,000 4.625%,  3/15/2030
j
940,800
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
j
793,630
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,375,736
Quicken Loans, LLC
440,000 3.625%,  3/1/2029
j
436,150
440,000 3.875%,  3/1/2031
j
434,500
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,711,433
Regency Centers, LP
2,100,000 4.125%,  3/15/2028 2,347,855
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,214,505
Royal Bank of Scotland Group plc
1,050,000 6.000%,  12/29/2025
b,m
1,068,375
1,375,000 4.445%,  5/8/2030
b
1,590,249
Service Properties Trust
490,000 4.500%,  6/15/2023 480,719
620,000 4.750%,  10/1/2026 552,513
Simon Property Group, LP
1,520,000 4.250%,  11/30/2046 1,626,064
Societe Generale SA
1,122,000 4.750%,  11/24/2025
j
1,230,664
Springleaf Finance Corporation
910,000 6.875%,  3/15/2025 1,009,804
540,000 6.625%,  1/15/2028 599,292
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,256,621
Synchrony Financial
590,000 4.250%,  8/15/2024 641,021
925,000 3.950%,  12/1/2027 994,916
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
j
1,319,629
UDR, Inc.
875,000 2.100%,  8/1/2032 869,416
Ventas Realty, LP
1,550,000 3.100%,  1/15/2023 1,611,544
VICI Properties, LP / VICI Note
Company, Inc.
340,000 4.250%,  12/1/2026
j
341,581
200,000 3.750%,  2/15/2027
j
196,656
340,000 4.625%,  12/1/2029
j
347,288
200,000 4.125%,  8/15/2030
j
197,000
Voya Financial, Inc.
1,018,000 3.125%,  7/15/2024 1,097,435
Wells Fargo & Company
1,550,000 4.125%,  8/15/2023 1,688,454
1,320,000 3.000%,  2/19/2025 1,424,359
125,000 3.000%,  4/22/2026 135,959
1,475,000 3.000%,  10/23/2026 1,610,078
1,400,000 2.393%,  6/2/2028
b
1,460,032
Principal
Amount Long-Term Fixed Income (28.0%) Value
Financials (1.7%) - continued
$ 1,180,000 4.900%,  11/17/2045 $ 1,494,150
Total 172,464,387
Mortgage-Backed Securities (8.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
49,875,252 3.000%,  3/25/2050 52,298,515
31,603,211 3.000%,  4/1/2050 33,138,731
20,227,534 3.500%,  7/1/2047 21,402,988
Federal National Mortgage
Association
11,615,554 4.500%,  5/1/2048 12,579,691
21,657,784 3.500%,  10/1/2048 22,883,494
12,910,080 3.500%,  6/1/2049 13,656,335
25,640,765 3.500%,  8/1/2049 27,150,629
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
34,500,000 1.500%,  10/1/2035
e
35,289,727
89,100,000 2.000%,  10/1/2035
e
92,580,469
129,865,000 2.500%,  10/1/2035
e
135,587,177
39,100,000 2.000%,  11/1/2035
e
40,611,856
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
93,000,000 2.000%,  10/1/2050
e
96,138,750
106,678,000 2.500%,  10/1/2050
e,n
111,886,886
60,225,000 2.000%,  11/1/2050
e,n
62,108,783
66,450,000 2.500%,  11/1/2050
e
69,551,202
39,679,399 4.000%,  7/1/2048 42,321,245
32,800,000 3.000%,  10/1/2049
e
34,359,281
Total 903,545,759
Technology (0.6%)
Apple, Inc.
1,405,000 3.000%,  11/13/2027 1,587,352
2,570,000 3.750%,  9/12/2047 3,159,814
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 836,237
Avnet, Inc.
1,100,000 3.750%,  12/1/2021 1,131,527
Baidu, Inc.
1,200,000 3.425%,  4/7/2030
h
1,319,512
Black Knight InfoServ , LLC
140,000 3.625%,  9/1/2028
j
141,487
Broadcom Corporation
1,146,000 3.875%,  1/15/2027 1,270,757
1,350,000 3.500%,  1/15/2028 1,461,942
Broadcom, Inc.
1,875,000 4.750%,  4/15/2029 2,177,532
600,000 5.000%,  4/15/2030 707,694
CDW, LLC
380,000 4.250%,  4/1/2028 393,300
CommScope Technologies
Finance, LLC
1,465,000 6.000%,  6/15/2025
j
1,484,851
Diamond 1 Finance Corporation
3,110,000 6.020%,  6/15/2026
j
3,652,565
Diamond Sports Group, LLC
590,000 5.375%,  8/15/2026
j
417,425
980,000 6.625%,  8/15/2027
j
509,600
Fiserv, Inc.
2,000,000 2.250%,  6/1/2027 2,111,213
1,150,000 2.650%,  6/1/2030 1,236,648

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Technology (0.6%) - continued
Gartner, Inc.
$ 420,000 4.500%,  7/1/2028
j
$ 440,034
380,000 3.750%,  10/1/2030
j
384,389
Hewlett Packard Enterprise
Company
850,000 4.650%,  10/1/2024 961,015
Intel Corporation
1,800,000 3.100%,  2/15/2060 1,950,233
Iron Mountain, Inc.
750,000 4.875%,  9/15/2029
j
763,125
750,000 5.250%,  7/15/2030
j
781,875
KLA Corporation
1,800,000 3.300%,  3/1/2050 1,882,918
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,549,315
Marvell Technology Group, Ltd.
950,000 4.200%,  6/22/2023 1,025,600
1,265,000 4.875%,  6/22/2028 1,525,810
Micron Technology, Inc.
600,000 2.497%,  4/24/2023 623,032
Microsoft Corporation
483,000 2.675%,  6/1/2060 505,747
2,400,000 4.200%,  11/3/2035 3,151,461
2,250,000 3.700%,  8/8/2046 2,823,297
NCR Corporation
1,770,000 6.125%,  9/1/2029
j
1,870,217
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,756,449
NXP BV/NXP Funding, LLC
1,500,000 4.875%,  3/1/2024
j
1,686,528
Open Text Corporation
1,120,000 4.125%,  2/15/2030
j
1,151,853
Oracle Corporation
1,065,000 2.950%,  5/15/2025 1,159,454
1,800,000 2.800%,  4/1/2027 1,974,819
1,815,000 3.850%,  7/15/2036 2,141,233
1,500,000 3.600%,  4/1/2040 1,710,676
Plantronics, Inc.
970,000 5.500%,  5/31/2023
j
863,300
PTC, Inc.
300,000 3.625%,  2/15/2025
j
304,500
270,000 4.000%,  2/15/2028
j
277,513
Qorvo , Inc.
460,000 3.375%,  4/1/2031
j
467,878
Sensata Technologies, Inc.
980,000 3.750%,  2/15/2031
j
973,875
SS&C Technologies, Inc.
1,580,000 5.500%,  9/30/2027
j
1,679,098
Switch, Ltd.
200,000 3.750%,  9/15/2028
j
202,000
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,126,772
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 406,600
748,000 3.125%,  8/15/2027 817,520
Vmware , Inc.
825,000 4.650%,  5/15/2027 961,258
Xerox Holdings Corporation
530,000 5.000%,  8/15/2025
j
523,783
Total 65,022,633
Transportation (0.1%)
Air Canada Pass Through Trust
330,801 3.875%,  3/15/2023
j
284,545
Principal
Amount Long-Term Fixed Income (28.0%) Value
Transportation (0.1%) - continued
Air Lease Corporation
$ 610,000 3.500%,  1/15/2022 $ 625,781
American Airlines, Inc.
190,000 11.750%,  7/15/2025
j
183,350
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,602,751
820,000 5.050%,  3/1/2041 1,092,444
1,175,000 4.450%,  3/15/2043 1,493,571
CSX Corporation
900,000 3.800%,  4/15/2050 1,075,273
119,000 3.700%,  11/1/2023 129,119
1,250,000 3.350%,  9/15/2049 1,379,150
Delta Air Lines, Inc.
850,000 7.000%,  5/1/2025
j
933,147
Mileage Plus Holdings, LLC
570,000 6.500%,  6/20/2027
j
593,512
Southwest Airlines Company
1,125,000 4.750%,  5/4/2023 1,201,342
1,050,000 5.125%,  6/15/2027 1,143,656
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,503,091
XPO Logistics, Inc.
1,703,000 6.750%,  8/15/2024
j
1,803,817
Total 15,044,549
U.S. Government & Agencies (9.4%)
U.S. Treasury Bonds
1,500,000 2.000%,  2/15/2050 1,696,641
7,285,000 2.250%,  11/15/2027 8,189,364
72,550,000 2.875%,  5/15/2028 85,353,942
19,330,000 5.250%,  11/15/2028 26,588,566
13,650,000 1.625%,  8/15/2029 14,857,172
5,050,000 1.500%,  2/15/2030 5,446,898
2,975,000 4.375%,  5/15/2040 4,669,820
1,340,000 3.000%,  5/15/2042 1,781,258
68,726,000 2.500%,  5/15/2046 84,906,141
46,100,000 2.875%,  5/15/2049 61,721,777
1,350,000 2.375%,  11/15/2049 1,648,213
U.S. Treasury Notes
1,015,000 1.875%,  12/15/2020 1,018,648
22,900,000 2.500%,  2/28/2021 23,120,949
5,000,000 1.375%,  5/31/2021 5,040,234
29,350,000 1.125%,  8/31/2021 29,606,812
150,440,000 1.500%,  9/30/2021 152,449,785
4,300,000 2.500%,  1/15/2022 4,430,512
5,080,000 1.125%,  2/28/2022 5,150,247
77,255,000 0.125%,  6/30/2022 77,236,893
22,810,000 1.875%,  7/31/2022 23,535,287
16,300,000 2.000%,  11/30/2022 16,954,547
4,910,000 2.500%,  3/31/2023 5,198,271
82,550,000 2.500%,  1/31/2024 88,908,930
27,885,000 2.125%,  7/31/2024 29,926,269
28,665,000 2.250%,  11/15/2024 31,038,820
19,170,000 2.125%,  11/30/2024 20,674,396
52,575,000 2.625%,  1/31/2026 58,992,847
90,300,000 2.500%,  2/28/2026 100,857,340
Total 971,000,579
Utilities (0.6%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,100,910
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,641,898

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (28.0%) Value
Utilities (0.6%) - continued
Appalachian Power Company
$ 750,000 3.300%,  6/1/2027 $ 824,266
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,456,835
Calpine Corporation
960,000 4.500%,  2/15/2028
j
983,174
CenterPoint Energy, Inc.
605,000 3.850%,  2/1/2024 662,682
1,400,000 2.500%,  9/1/2024 1,489,246
900,000 4.250%,  11/1/2028 1,072,403
CMS Energy Corporation
1,140,000 2.950%,  2/15/2027 1,213,651
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,512,772
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,496,863
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 724,421
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,579,479
DTE Electric Company
965,000 3.700%,  3/15/2045 1,126,557
1,225,000 3.700%,  6/1/2046 1,428,141
Duke Energy Carolinas, LLC
1,190,000 3.700%,  12/1/2047 1,405,607
Duke Energy Corporation
770,000 3.750%,  9/1/2046 876,301
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,160,586
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,810,379
Edison International
1,925,000 5.750%,  6/15/2027 2,124,460
Exelon Corporation
585,000 4.700%,  4/15/2050 743,617
1,158,000 4.450%,  4/15/2046 1,403,688
FirstEnergy Corporation
460,000 2.850%,  7/15/2022 471,476
1,395,000 4.850%,  7/15/2047 1,677,089
GFL Environmental, Inc.
650,000 3.750%,  8/1/2025
j
648,375
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 317,854
760,000 5.300%,  7/1/2043 994,926
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,192,940
Monongahela Power Company
990,000 5.400%,  12/15/2043
j
1,390,892
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 654,150
1,050,000 3.700%,  3/15/2029 1,232,016
NextEra Energy Operating
Partners, LP
1,190,000 3.875%,  10/15/2026
j
1,231,650
NiSource Finance Corporation
748,000 3.490%,  5/15/2027 833,274
900,000 5.650%,  2/1/2045 1,242,062
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,281,060
Oncor Electric Delivery Company,
LLC
1,466,000 3.750%,  4/1/2045 1,747,747
Principal
Amount Long-Term Fixed Income (28.0%) Value
Utilities (0.6%) - continued
Pacific Gas and Electric Company
$ 900,000 3.300%,  12/1/2027 $ 925,004
900,000 3.950%,  12/1/2047 830,825
PG&E Corporation
380,000 5.000%,  7/1/2028 368,600
300,000 5.250%,  7/1/2030 290,250
PPL Capital Funding, Inc.
552,000 3.400%,  6/1/2023 587,803
1,400,000 5.000%,  3/15/2044 1,743,894
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,369,515
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 443,037
San Diego Gas and Electric
Company
1,540,000 4.150%,  5/15/2048 1,870,654
South Carolina Electric & Gas
Company
1,850,000 5.100%,  6/1/2065 2,758,628
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,606,156
Southern Company
843,000 3.250%,  7/1/2026 940,271
Southern Company Gas Capital
Corporation
1,870,000 4.400%,  5/30/2047 2,257,540
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 679,802
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 757,575
Talen Energy Supply, LLC
760,000 7.625%,  6/1/2028
j
760,000
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
j
821,006
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,157,920
Vistra Operations Company, LLC
1,170,000 5.000%,  7/31/2027
j
1,228,793
Total 64,150,720
Total Long-Term Fixed Income
(cost $2,736,648,768) 2,888,014,828
Shares Common Stock ( 27.0% ) Value
Communications Services (1.8%)
167,767 Activision Blizzard, Inc. 13,580,739
38,816 Alphabet, Inc., Class A
i
56,888,730
5,139 Alphabet, Inc., Class C
i
7,552,274
46,941 ANGI Homeservices , Inc.
i
520,810
2,508 AT&T, Inc. 71,503
31,568 Auto Trader Group plc
j
229,198
5,440 Carsales.com, Ltd. 81,494
26,116 Cinemark Holdings, Inc. 261,160
141,315 Comcast Corporation 6,537,232
8,755 Consolidated Communications
Holdings, Inc.
i
49,816
4,927 Deutsche Telekom AG 82,035
83,263 Discovery, Inc., Class A
h,i
1,812,636
48,957 DISH Network Corporation
i
1,421,222
15,581 EchoStar Corporation
i
387,811
115,308 Facebook, Inc.
i
30,199,165

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Communications Services (1.8%) - continued
181,470 Gannett Company, Inc. $ 235,911
10,038 Hemisphere Media Group, Inc.
i
87,230
17,000 HKT Trust and HKT, Ltd. 22,564
749 IAC/ InterActiveCorp
i
89,715
53,845 Interpublic Group of Companies,
Inc. 897,596
550 Ipsos SA 13,750
1,600 KDDI Corporation 40,242
315,195 Live Nation Entertainment, Inc.
i
16,982,707
1,899 Match Group, Inc.
i
210,124
19,678 Mediaset Espana Comunicacion
SA
i
72,878
31,468 Meredith Corporation 412,860
12,818 News Corporation 179,196
100 Nintendo Company, Ltd. 56,669
1,400 Nippon Telegraph & Telephone
Corporation 28,583
2,500 NTT DOCOMO, Inc. 91,865
5,844 Omnicom Group, Inc. 289,278
100,355 ORBCOMM, Inc.
i
341,207
145,804 QuinStreet , Inc.
i
2,309,535
276 REA Group, Ltd. 21,978
1,402 Rightmove plc 11,334
19,181 RingCentral, Inc.
i
5,267,294
12,050 Scholastic Corporation 252,930
21,914 Seven West Media, Ltd.
i
1,762
12,200 SoftBank Corporation 136,327
1,300 SoftBank Group Corporation 80,437
19,594 Take-Two Interactive Software, Inc.
i
3,237,321
5,700 TV Asahi Holdings Corporation 90,519
48,774 Twitter, Inc.
i
2,170,443
418,636 Uber Technologies, Inc.
i
15,271,841
145,134 Verizon Communications, Inc. 8,634,022
32,165 Walt Disney Company 3,991,033
7,903 Windstream Services, LLC Rights
c,i
74,999
1,276 Wolters Kluwer NV 108,847
37,166 Zillow Group, Inc.
i
3,773,836
Total 185,162,658
Consumer Discretionary (4.2%)
12,096 Aaron's, Inc. 685,238
600 ABC-MART, Inc. 31,240
21,717 Adient plc
i
376,356
42,729 Amazon.com, Inc.
i
134,542,084
18,685 American Eagle Outfitters, Inc. 276,725
2,302 American Public Education, Inc.
i
64,893
300 AOKI Holdings, Inc. 1,509
216,216 Aptiv plc 19,822,683
617 ARB Corporation, Ltd. 12,327
1,316 Aristocrat Leisure, Ltd. 28,700
23,796 At Home Group, Inc.
i
353,609
700 Autobacs Seven Company, Ltd. 9,118
4,532 AutoNation, Inc.
i
239,879
3,430 AutoZone, Inc.
i
4,039,305
12,139 B&M European Value Retail SA 77,389
20,391 Beazer Homes USA, Inc.
i
269,161
48,805 Bed Bath & Beyond, Inc.
h
731,099
1,109 Berkeley Group Holdings plc 60,455
8,214 Big Lots, Inc. 366,344
26,450 BJ's Restaurants, Inc. 778,688
1,855 Booking Holdings, Inc.
i
3,173,311
500 Bridgestone Corporation 15,805
52,367 Bright Horizons Family Solutions,
Inc.
i
7,961,879
3,500 Brunswick Corporation 206,185
1,372 Bunzl plc 44,297
Shares Common Stock (27.0%) Value
Consumer Discretionary (4.2%) - continued
32,986 Burlington Stores, Inc.
i
$ 6,798,085
23,655 Caesars Entertainment, Inc.
i
1,326,099
22,729 Camping World Holdings, Inc. 676,188
39,685 Capri Holdings, Ltd.
i
714,330
16,766 Carnival Corporation 254,508
526 Cavco Industries, Inc.
i
94,843
48,846 Cedar Fair, LP 1,371,107
9,721 Century Casinos, Inc.
i
53,271
11,784 Century Communities, Inc.
i
498,817
60,614 Chewy, Inc.
h,i
3,323,466
232,735 Chico's FAS, Inc. 226,335
15,149 Chipotle Mexican Grill, Inc.
i
18,840,963
900 Chiyoda Company, Ltd. 8,384
4,951 Choice Hotels International, Inc. 425,588
6,408 Churchill Downs, Inc. 1,049,759
88 Cie Generale des Etablissements
Michelin 9,447
9,200 Citizen Watch Company, Ltd.
i
25,809
849 Collins Foods, Ltd. 6,313
200,493 Cooper-Standard Holdings, Inc.
i
2,648,512
8,978 Cracker Barrel Old Country Store,
Inc. 1,029,417
41,527 Crocs, Inc.
i
1,774,449
39,054 Culp, Inc. 485,051
27,965 D.R. Horton, Inc. 2,114,993
12,912 Dana, Inc. 159,076
16,687 Darden Restaurants, Inc. 1,681,048
30,376 Dave & Buster's Entertainment,
Inc.
h
460,500
7,812 Deckers Outdoor Corporation
i
1,718,718
16,398 Denny's Corporation
i
163,980
3,600 Denso Corporation 157,794
38,639 Designer Brands, Inc. 209,810
10,406 Dick's Sporting Goods, Inc. 602,299
10,956 Dine Brands Global, Inc. 598,088
2,953 Dollarama , Inc. 113,192
2,003 Dometic Group AB
i,j
24,730
120 Domino's Pizza Enterprises, Ltd. 6,861
469 Domino's Pizza Group plc 2,207
18,950 Domino's Pizza, Inc. 8,059,056
910 Dorman Products, Inc.
i
82,246
100 Doutor Nichires Holdings
Company, Ltd. 1,519
177,160 Duluth Holdings, Inc.
i
2,164,895
4,387 Dunkin' Brands Group, Inc. 359,339
5,742 eBay, Inc. 299,158
53,485 Emerald Holding, Inc. 109,109
16,190 Ethan Allen Interiors, Inc. 219,213
42,067 Etsy, Inc.
i
5,116,609
368 Europris ASA
j
1,887
200 Exedy Corporation 2,605
28,542 Express, Inc.
i
17,411
12,974 Extended Stay America, Inc. 155,039
63,053 Five Below, Inc.
i
8,007,731
11,008 Foot Locker, Inc. 363,594
2,631 Fox Factory Holding Corporation
i
195,562
16,000 Galaxy Entertainment Group, Ltd. 108,171
14,491 Gap, Inc. 246,782
15,540 Genuine Parts Company 1,478,942
30,510 Goodyear Tire & Rubber Company 234,012
9,864 Grand Canyon Education, Inc.
i
788,528
3,382 GVC Holdings plc
i
42,357
54,707 Harley-Davidson, Inc. 1,342,510
6,371 Helen of Troy, Ltd.
i
1,232,916
89 Hermes International 76,652
117,921 Home Depot, Inc. 32,747,841

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Consumer Discretionary (4.2%) - continued
4,180 Hovnanian Enterprises, Inc.
i
$ 135,934
6,690 Husqvarna AB 73,564
2,890 Industria de Diseno Textil SA 79,951
319 InterContinental Hotels Group plc
i
16,745
500 Izumi Company, Ltd. 18,232
10,943 Jack in the Box, Inc. 867,889
19,389 KB Home 744,344
38,727 Knoll, Inc. 467,048
60,767 Kohl's Corporation 1,126,012
49,320 L Brands, Inc. 1,568,869
26,642 Lear Corporation 2,905,310
44,191 Leggett & Platt, Inc. 1,819,343
7,675 Lithia Motors, Inc. 1,749,439
49,410 Lowe's Companies, Inc. 8,195,143
10,487 Lululemon Athletica , Inc.
i
3,454,103
21 LVMH Moet Hennessy Louis
Vuitton SE 9,826
72,920 Macy's, Inc.
h
415,644
2,831 Madison Square Garden Sports
Corporation
i
426,009
22,752 Marcus Corporation 175,873
3,828 Marriott Vacations Worldwide
Corporation 347,621
37,095 Mattel, Inc.
i
434,011
18,006 McDonald's Corporation 3,952,137
163 Mercadolibre , Inc.
i
176,444
10,972 Meritage Homes Corporation
i
1,211,199
49,206 Michaels Companies, Inc.
i
475,084
16,620 Miller Industries, Inc. 508,073
15,798 Modine Manufacturing Company
i
98,737
20,694 Mohawk Industries, Inc.
i
2,019,527
12,240 Moneysupermarket.com Group plc 42,192
1,860 Netflix, Inc.
i
930,056
3,400 NHK Spring Company, Ltd. 21,769
900 Nihon Unisys, Ltd. 28,395
160,701 NIKE, Inc. 20,174,404
2,800 Nissan Motor Company, Ltd.
i
9,902
19,461 Nordstrom, Inc.
h
231,975
55,184 Norwegian Cruise Line Holdings,
Ltd.
i
944,198
2,613 NVR, Inc.
i
10,669,193
8,019 Office Depot, Inc. 155,970
75,223 Ollie's Bargain Outlet Holdings,
Inc.
i
6,570,729
600 Onward Holdings Company, Ltd. 1,554
200 Oriental Land Company, Ltd. 28,049
9,079 Overstock.com, Inc.
i
659,589
1,058 Pandox AB
i
12,129
6,941 Park Hotels & Resorts, Inc. 69,341
88,736 Party City Holdco, Inc.
h,i
230,714
51,680 Penn National Gaming, Inc.
i
3,757,136
165,436 Planet Fitness, Inc.
i
10,194,166
193,479 Playa Hotels and Resorts NV
i
810,677
600 PLENUS Company, Ltd. 10,360
8,818 Polaris, Inc. 831,890
4,212 Pool Corporation 1,409,082
497 Premier Investments, Ltd. 7,388
32,442 PulteGroup, Inc. 1,501,740
9,215 PVH Corporation 549,583
57,816 Qurate Retail, Inc. 415,119
4,461 Red Robin Gourmet Burgers, Inc.
i
58,707
97,733 Red Rock Resorts, Inc. 1,671,234
4,733 Redrow plc
i
24,626
807 Restaurant Brands International,
Inc. 46,411
10,799 RH
i
4,131,913
Shares Common Stock (27.0%) Value
Consumer Discretionary (4.2%) - continued
1,100 Rinnai Corporation $ 107,295
6,545 Royal Caribbean Cruises, Ltd. 423,658
55,178 Ruth's Hospitality Group, Inc. 610,269
14,510 Sally Beauty Holdings, Inc.
i
126,092
1,700 Sangetsu Company, Ltd. 26,208
100 Sankyo Company, Ltd. 2,619
34 Scandic Hotels Group AB
j
102
4,694 SeaWorld Entertainment, Inc.
i
92,566
2,100 Sekisui House, Ltd. 37,213
300 SHIMAMURA Company, Ltd. 29,143
49,815 Six Flags Entertainment
Corporation 1,011,244
47,054 Skyline Corporation
i
1,259,636
16,662 Sleep Number Corporation
i
814,938
800 Sony Corporation 61,314
37,440 Sony Corporation ADR 2,873,520
33,399 Standard Motor Products, Inc. 1,491,265
63,674 Stoneridge, Inc.
i
1,169,691
882 Strategic Education, Inc. 80,677
16,300 Sumitomo Electric Industries, Ltd. 183,494
7,700 Sumitomo Rubber Industries, Ltd. 71,526
831 Super Retail Group, Ltd. 6,320
300 Takara Standard Company, Ltd. 4,038
88,691 Taylor Morrison Home Corporation
i
2,180,912
42,349 Tenneco, Inc.
i
293,902
14,678 Tesla, Inc.
i
6,297,009
114,534 Texas Roadhouse, Inc. 6,962,522
22,757 Thor Industries, Inc. 2,167,832
930 Thule Group AB
j
30,690
46,537 Toll Brothers, Inc. 2,264,490
19,746 TopBuild Corporation
i
3,370,445
300 Toyoda Gosei Company, Ltd. 6,888
400 Toyota Motor Corporation 26,548
18,044 Tri Pointe Homes, Inc.
i
327,318
1,410 Tupperware Brands Corporation
i
28,426
12,702 Ulta Beauty, Inc.
i
2,844,994
6,986 Urban Outfitters, Inc.
i
145,379
7,278 Vail Resorts, Inc. 1,557,274
1,944 Wayfair, Inc.
i
565,723
1,857 Whirlpool Corporation 341,484
12,469 Williams-Sonoma, Inc. 1,127,696
22,869 Wingstop , Inc. 3,125,049
7,142 Workhorse Group, Inc.
h,i
180,550
4,981 Wyndham Destinations, Inc. 153,216
6,027 YETI Holdings, Inc.
i
273,144
6,449 Yum! Brands, Inc. 588,794
45,345 Zumiez , Inc.
i
1,261,498
Total 433,552,913
Consumer Staples (0.6%)
1,000 Arcs Company, Ltd. 25,673
600 Asahi Group Holdings, Ltd. 20,912
141,817 BJ's Wholesale Club Holdings,
Inc.
i
5,892,496
633 British American Tobacco plc 22,707
1,292 Carlsberg AS 174,061
31,933 Casey's General Stores, Inc. 5,672,897
76,577 Celsius Holdings, Inc.
i
1,739,064
53,863 Colgate-Palmolive Company 4,155,530
8,416 Costco Wholesale Corporation 2,987,680
189,353 Cott Corporation 2,688,813
136,864 e.l.f . Beauty, Inc.
i
2,514,192
277 Elior Participations SCA
j
1,286
1,342 ForFarmers BV 8,213
323 Glanbia plc 3,335
84,558 Hain Celestial Group, Inc.
i
2,900,339

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Consumer Staples (0.6%) - continued
5,500 Japan Tobacco, Inc. $ 100,341
12,685 John B. Sanfilippo & Son, Inc. 956,195
300 Kao Corporation 22,521
900 Kewpie Corporation 18,511
11,885 Kimberly-Clark Corporation 1,754,939
64,374 Lamb Weston Holdings, Inc. 4,266,065
8 Lindt & Spruengli AG 67,528
200 L'Oreal SA 65,086
3,092 McCormick & Company, Inc. 600,157
2,618 Medifast , Inc. 430,530
300 Ministop Company, Ltd. 4,217
36,858 Monster Beverage Corporation
i
2,956,012
4,058 Nestle SA 482,951
1,427 Orkla ASA 14,402
32,657 PepsiCo, Inc. 4,526,260
12,985 Philip Morris International, Inc. 973,745
26,165 Procter & Gamble Company 3,636,673
121 Royal Unibrew AS 12,472
10,104 Seneca Foods Corporation
i
361,016
1,300 Seven & I Holdings Company, Ltd. 40,391
5,066 Simply Good Foods Company
i
111,705
1,200 Sugi Holdings Company, Ltd. 84,845
1,200 Sundrug Company, Ltd. 45,234
8,007 TreeHouse Foods, Inc.
i
324,524
168,751 Turning Point Brands, Inc. 4,708,153
100 Unicharm Corporation 4,472
732 Unilever NV 44,453
4,052 Vector Group, Ltd. 39,264
64,690 Wal-Mart Stores, Inc. 9,050,778
Total 64,510,638
Energy (0.4%)
103,503 Abraxas Petroleum Corporation
i
15,111
46,189 Antero Midstream Corporation 248,035
64,533 Apache Corporation 611,127
185,903 Archrock , Inc. 1,000,158
94,099 BP plc ADR 1,642,969
100,615 Centennial Resource
Development, Inc.
i
60,610
13,034 CGG SA
i
8,693
15,284 ChampionX Corporation
i
122,119
40,255 Chevron Corporation 2,898,360
78,441 Cimarex Energy Company 1,908,470
47,397 CNX Resources Corporation
i
447,428
35,558 Concho Resources, Inc. 1,568,819
25,520 ConocoPhillips 838,077
39,358 Continental Resources, Inc.
h
483,316
50,907 Core Laboratories NV 776,841
20,647 Delek US Holdings, Inc. 229,801
200,838 Devon Energy Corporation 1,899,927
69,668 Diamondback Energy, Inc. 2,098,400
14,700 Eneos Holdings, Inc. 52,448
9,632 Eni SPA 75,285
156,145 EnLink Midstream, LLC 366,941
65,689 Enterprise Products Partners, LP 1,037,229
24,959 EOG Resources, Inc. 897,026
90,676 EQT Corporation 1,172,441
5,402 Equinor ASA 76,534
61,486 Equitrans Midstream Corporation 520,172
8,914 Evolution Petroleum Corporation 19,967
60,457 Exterran Corporation
i
251,501
47,186 Exxon Mobil Corporation 1,619,895
86,909 Frank's International NV
i
133,840
177 Gaztransport Et Technigaz SA 16,879
1,752 Gibson Energy, Inc. 28,394
Shares Common Stock (27.0%) Value
Energy (0.4%) - continued
68,722 Gran Tierra Energy, Inc.
i
$ 15,964
53,378 Halliburton Company 643,205
177,126 Helmerich & Payne, Inc. 2,594,896
5,208 John Wood Group plc
i
14,299
37,059 Liberty Oilfield Services, Inc. 296,101
191 Lundin Energy AB 3,788
210,325 Marathon Oil Corporation 860,229
51,723 Marathon Petroleum Corporation 1,517,553
157,926 McDermott International, Inc.
i
379,022
5,455 Nabors Industries, Ltd. 133,320
34,169 NexTier Oilfield Solutions, Inc.
i
63,213
173,413 Nine Energy Service, Inc.
i
195,957
87,317 Oceaneering International, Inc.
i
307,356
897 OMV AG
i
24,543
182,616 Patterson-UTI Energy, Inc. 520,456
13,788 PBF Energy, Inc. 78,454
6,608 PDC Energy, Inc.
i
81,906
30,037 Peabody Energy Corporation 69,085
22,287 Pioneer Natural Resources
Company 1,916,459
54,529 Plains GP Holdings, LP 332,082
27,710 ProPetro Holding Corporation
i
112,503
124,168 QEP Resources, Inc. 112,099
51,784 Range Resources Corporation 342,810
7,688 Royal Dutch Shell plc, Class A 95,972
12,425 Royal Dutch Shell plc, Class B 150,679
24,480 RPC, Inc.
i
64,627
921 SBM Offshore NV 14,692
27,467 Schlumberger, Ltd. 427,387
53,816 SEACOR Holdings, Inc.
i
1,564,969
105,473 SM Energy Company 167,702
185,136 Southwestern Energy Company
i
435,070
967 Subsea 7 SA
i
6,950
56,483 Talos Energy, Inc.
i
364,315
50,590 Targa Resources Corporation 709,778
1,392 TC Energy Corporation 58,438
147,121 TechnipFMC plc 928,334
3,304 Tenaris SA ADR 32,544
4,591 Total SE 157,668
13,594 Tullow Oil plc
i
2,660
22,920 Valero Energy Corporation 992,894
326 Washington H. Soul Pattinson and
Company, Ltd. 5,537
125 Woodside Petroleum, Ltd. 1,586
349,350 WPX Energy, Inc.
i
1,711,815
Total 41,635,730
Financials (2.7%)
829 1st Source Corporation 25,566
5,448 AB Industrivarden
i
144,882
51,943 Aflac, Inc. 1,888,128
52,346 AG Mortgage Investment Trust,
Inc. 144,475
3,200 AIA Group, Ltd. 31,808
60,158 Air Lease Corporation 1,769,848
5,032 Alleghany Corporation 2,618,904
1,876 Allianz SE 360,062
87,570 Ally Financial, Inc. 2,195,380
10,538 American Equity Investment Life
Holding Company 231,731
130,912 American Express Company 13,123,928
108,775 American Financial Group, Inc. 7,285,750
38,878 American International Group, Inc. 1,070,311
7,493 Ameriprise Financial, Inc. 1,154,746
46,750 Ameris Bancorp 1,064,965
7,640 Aon plc 1,576,132

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Financials (2.7%) - continued
82,909 Apollo Commercial Real Estate
Finance, Inc. $ 747,010
10,713 Argo Group International Holdings,
Ltd. 368,849
60,093 Arthur J. Gallagher & Company 6,344,619
17,129 Artisan Partners Asset
Management, Inc. 667,860
144,684 Associated Banc-Corp 1,825,912
193,279 Assured Guaranty, Ltd. 4,151,633
349 ASX, Ltd. 20,405
1,196 Baloise Holding AG 176,080
31,372 Bancorp, Inc.
i
271,054
184,401 Bank of America Corporation 4,442,220
5,728 Bank of Marin Bancorp 165,883
44,249 Bank of N.T. Butterfield & Son, Ltd. 985,868
39,365 BankFinancial Corporation 284,215
39,472 Banner Corporation 1,273,367
12,784 Berkshire Hathaway, Inc.
i
2,722,225
155,263 Berkshire Hills Bancorp, Inc. 1,569,709
7,976 BlackRock, Inc. 4,494,875
17,278 Blackstone Mortgage Trust, Inc. 379,598
241,122 Boston Private Financial Holdings,
Inc. 1,330,993
3,102 Bridge Bancorp, Inc. 54,068
112,185 Bridgewater Bancshares, Inc.
i
1,064,636
21,154 Brighthouse Financial, Inc.
i
569,254
88,310 BrightSphere Investment Group 1,139,199
48,171 Brookline Bancorp, Inc. 416,438
14,341 Brown & Brown, Inc. 649,217
14,729 Byline Bancorp, Inc. 166,143
48,180 Capital One Financial Corporation 3,462,215
326 Cboe Global Markets, Inc. 28,603
38,074 Central Pacific Financial
Corporation 516,664
295,131 Charles Schwab Corporation 10,692,596
23,784 Chubb, Ltd. 2,761,798
12,618 CI Financial Corporation 160,053
6,661 Cincinnati Financial Corporation 519,358
53,410 CIT Group, Inc. 945,891
98,208 Citigroup, Inc. 4,233,747
15,965 Citizens Financial Group, Inc. 403,595
9,553 Cohen & Steers, Inc. 532,484
61,748 Columbia Banking System, Inc. 1,472,690
18,550 Comerica, Inc. 709,538
687 Commonwealth Bank of Australia 31,613
46,922 Community Trust Bancorp, Inc. 1,326,016
758 Credit Agricole SA
i
6,614
8,543 Cullen/Frost Bankers, Inc. 546,325
1,715 Customers Bancorp, Inc.
i
19,208
11,000 DBS Group Holdings, Ltd. 161,715
746 Deutsche Boerse AG 130,790
2,848 Deutsche Pfandbriefbank AG
i,j
18,882
1,447 Diamond Hill Investment Group,
Inc. 182,785
51,630 Discover Financial Services 2,983,181
10,946 DnB ASA
i
152,485
14,054 East West Bancorp, Inc. 460,128
18,072 Ellington Residential Mortgage
REIT 200,599
7,854 Encore Capital Group, Inc.
i
303,086
17,287 Enterprise Financial Services
Corporation 471,417
52,305 Essent Group, Ltd. 1,935,808
2,277 Euronext NV
j
285,233
23,344 Evercore , Inc. 1,528,098
452,564 Everi Holdings, Inc.
i
3,733,653
Shares Common Stock (27.0%) Value
Financials (2.7%) - continued
43,882 F.N.B. Corporation $ 297,520
7,781 FactSet Research Systems, Inc. 2,605,701
12,005 FBL Financial Group, Inc. 578,641
4,878 Federal Agricultural Mortgage
Corporation 310,534
38,878 Financial Institutions, Inc. 598,721
15,419 First American Financial
Corporation 784,981
12,508 First Bancorp 261,792
103,804 First BanCorp 541,857
151 First Bancshares, Inc. 3,166
72,024 First Busey Corporation 1,144,461
3,369 First Citizens BancShares , Inc. 1,073,970
11,988 First Commonwealth Financial
Corporation 92,787
84,090 First Financial Bancorp 1,009,500
26,839 First Financial Corporation 842,745
63,302 First Interstate BancSystem , Inc. 2,016,169
6,935 First Merchants Corporation 160,615
2,119 First Mid-Illinois Bancshares, Inc. 52,869
56,524 First Midwest Bancorp, Inc. 609,329
6,304 First of Long Island Corporation 93,362
21,507 First Republic Bank 2,345,553
9,778 Flagstar Bancorp, Inc. 289,722
11,101 FlexiGroup , Ltd. 8,652
4,609 Flushing Financial Corporation 48,487
236,159 Fulton Financial Corporation 2,203,363
20,649 Glacier Bancorp, Inc. 661,800
5,036 Goldman Sachs Group, Inc. 1,012,085
72,561 Granite Point Mortgage Trust, Inc. 514,458
54,223 Great Southern Bancorp, Inc. 1,963,957
60,228 Great Western Bancorp, Inc. 749,839
118 Groupe Bruxelles Lambert SA 10,638
32,027 Hamilton Lane, Inc. 2,068,624
143,964 Hancock Whitney Corporation 2,707,963
14,472 Hanmi Financial Corporation 118,815
40,371 Hanover Insurance Group, Inc. 3,761,770
48,826 Hartford Financial Services Group,
Inc. 1,799,726
70,963 Heartland Financial USA, Inc. 2,128,535
203,279 Heritage Commerce Corporation 1,352,822
45,323 Hometrust Bancshares, Inc. 615,486
98,752 Hope Bancorp, Inc. 749,034
64,564 Horizon Bancorp, Inc. 651,451
14,110 Houlihan Lokey , Inc. 833,196
6,260 HSBC Holdings plc 24,491
101 IGM Financial, Inc. 2,316
58,304 Independent Bank Corporation 732,881
70,643 Interactive Brokers Group, Inc. 3,414,176
6,455 International Bancshares
Corporation 168,217
42,980 Israel Discount Bank, Ltd. 115,947
80,398 J.P. Morgan Chase & Company 7,739,915
3,500 Japan Post Bank Company, Ltd. 27,299
500 Japan Post Holdings Company,
Ltd. 3,410
23,870 Julius Baer Group, Ltd. 1,013,816
52,580 Kemper Corporation 3,513,921
146,151 KeyCorp 1,743,581
348 L E Lundbergforetagen AB
i
17,194
40,516 Ladder Capital Corporation 288,474
21,932 Lakeland Bancorp, Inc. 218,223
2,218 Laurentian Bank of Canada
h
45,558
5,191 Lincoln National Corporation 162,634
11,622 Loews Corporation 403,865
2,276 Markel Corporation
i
2,216,141

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Financials (2.7%) - continued
1,008 MarketAxess Holdings, Inc. $ 485,443
7,900 Marsh & McLennan Companies,
Inc. 906,130
933 Mediobanca SPA 7,311
10,245 Mercantile Bank Corporation 184,615
69,534 Meridian Bancorp, Inc. 719,677
3,707 Meta Financial Group, Inc. 71,249
45,202 MetLife, Inc. 1,680,158
14,189 Midland States Bancorp, Inc. 182,329
76,074 MidWestOne Financial Group, Inc. 1,359,442
6,200 Mitsubishi UFJ Financial Group,
Inc. 24,743
985 Mizrahi Tefahot Bank, Ltd. 17,472
2,502 Moody's Corporation 725,205
72,149 Morgan Stanley 3,488,404
1,447 Morningstar, Inc. 232,403
34,028 Mr. Cooper Group, Inc.
i
759,505
400 MS and AD Insurance Group
Holdings, Inc. 10,777
13,311 MSCI, Inc. 4,749,099
1,774 National Bank of Canada 88,117
919 National Western Life Group, Inc. 167,966
15,129 Northern Trust Corporation 1,179,608
25,022 OFG Bancorp 311,774
12,562 Old Republic International
Corporation 185,164
34,704 Old Second Bancorp, Inc. 260,107
429 Onex Corporation 19,138
4,100 ORIX Corporation 51,210
49,672 PacWest Bancorp 848,398
848 Paragon Banking Group plc 3,636
771 Pargesa Holding SA 63,739
2,364 Peapack -Gladstone Financial
Corporation 35,815
11,255 Peoples Bancorp, Inc. 214,858
148,727 Popular, Inc. 5,394,328
63,830 Premier Financial Corporation 994,152
19,158 Primerica, Inc. 2,167,536
46,677 Prosight Global, Inc.
i
529,317
37,037 QCR Holdings, Inc. 1,015,184
133,589 Radian Group, Inc. 1,951,735
115 Raiffeisen Bank International AG
i
1,760
38,088 Raymond James Financial, Inc. 2,771,283
70,464 Redwood Trust, Inc. 529,889
41,261 Reinsurance Group of America,
Inc. 3,927,635
3,130 Royal Bank of Canada 219,762
42,847 S&P Global, Inc. 15,450,628
4,916 Safety Insurance Group, Inc. 339,646
55,780 Santander Consumer USA
Holdings, Inc. 1,014,638
120,268 Seacoast Banking Corporation of
Florida
i
2,168,432
69,615 SEI Investments Company 3,530,873
15,611 Selective Insurance Group, Inc. 803,810
1,000 Senshu Ikeda Holdings, Inc. 1,669
517 Signature Bank 42,906
41,528 Simmons First National
Corporation 658,426
2,200 Singapore Exchange, Ltd. 14,838
5,920 Southside Bancshares, Inc. 144,626
641 St. James's Place plc 7,712
52,245 Starwood Property Trust, Inc. 788,377
11,505 State Auto Financial Corporation 158,309
14,642 Sterling Bancorp 154,034
Shares Common Stock (27.0%) Value
Financials (2.7%) - continued
2,400 Sumitomo Mitsui Financial Group,
Inc. $ 67,106
5,628 Sun Life Financial, Inc. 229,338
12,906 SVB Financial Group
i
3,105,442
488 Swiss Life Holding AG 184,655
218,350 Synovus Financial Corporation 4,622,470
30,649 T. Rowe Price Group, Inc. 3,929,815
4,249 TCF Financial Corporation 99,257
15,069 Territorial Bancorp, Inc. 304,846
7,169 Texas Capital Bancshares, Inc.
i
223,171
24,537 TMX Group, Ltd. 2,523,448
1,100 Tokio Marine Holdings, Inc. 48,130
306 Topdanmark AS 14,812
737 Torchmark Corporation 58,886
6,069 Toronto-Dominion Bank 280,991
9,791 Towne Bank 160,572
57,272 TPG RE Finance Trust, Inc. 484,521
27,594 TriCo Bancshares 675,777
65,381 Triumph Bancorp, Inc.
i
2,035,964
57,720 Truist Financial Corporation 2,196,246
87,757 TrustCo Bank Corporation 458,092
63,274 Two Harbors Investment
Corporation 322,065
28,628 United Bankshares , Inc. 614,643
4,567 Univest Financial Corporation 65,628
72,211 Valley National Bancorp 494,645
5,561 Walker & Dunlop, Inc. 294,733
3,632 Washington Federal, Inc. 75,764
20,105 Washington Trust Bancorp, Inc. 616,419
77,886 Webster Financial Corporation 2,056,969
150,603 Wells Fargo & Company 3,540,677
16,301 WesBanco , Inc. 348,189
131,960 Western Alliance Bancorp 4,172,575
110,549 Western Asset Mortgage Capital
Corporation 225,520
2,210 Westwood Holdings Group, Inc. 24,619
68,421 Wintrust Financial Corporation 2,740,261
116,814 Zions Bancorporations NA 3,413,305
Total 277,936,117
Health Care (4.3%)
44,331 Abbott Laboratories 4,824,543
11,927 AbbVie, Inc. 1,044,686
4,916 Acadia Healthcare Company, Inc.
i
144,924
172,080 ACADIA Pharmaceuticals, Inc.
i
7,098,300
4,013 Acceleron Pharma, Inc.
i
451,583
62,159 ADMA Biologics, Inc.
i
148,560
27,901 Adverum Biotechnologies, Inc.
i
287,380
25,931 Agile Therapeutics, Inc.
h,i
78,830
29,707 Agilent Technologies, Inc. 2,998,625
58,646 Agios Pharmaceuticals, Inc.
i
2,052,610
36,007 Akebia Therapeutics, Inc.
i
90,378
14,183 Alexion Pharmaceuticals, Inc.
i
1,622,961
9,474 Align Technology, Inc.
i
3,101,409
13,359 Alkermes plc
i
221,359
9,697 AmerisourceBergen Corporation 939,833
51,830 Amgen, Inc. 13,173,113
33,324 AMN Healthcare Services, Inc.
i
1,948,121
25,245 AnaptysBio , Inc.
i
372,364
14,708 Anavex Life Sciences
Corporation
h,i
66,921
10,574 Anthem, Inc. 2,840,071
13,266 Arena Pharmaceuticals, Inc.
i
992,164
18,568 Argenx SE ADR
i
4,874,471
7,959 Assembly Biosciences, Inc.
i
130,846
2,000 Astellas Pharmaceutical, Inc. 29,813

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Health Care (4.3%) - continued
17,008 Atara Biotherapeutics , Inc.
i
$ 220,424
717 Atrion Corporation 448,842
4,578 AVROBIO, Inc.
i
59,606
57,736 Axonics Modulation Technologies,
Inc.
h,i
2,946,845
3,842 Axsome Therapeutics, Inc.
i
273,742
18,073 Baxter International, Inc. 1,453,431
11,330 Becton, Dickinson and Company 2,636,264
8,064 Biogen, Inc.
i
2,287,596
65,122 Biohaven Pharmaceutical Holding
Company, Ltd.
i
4,233,581
4,387 Bio-Rad Laboratories, Inc.
i
2,261,323
30,208 Bio- Techne Corporation 7,483,428
9,363 Bluebird Bio, Inc.
i
505,134
6,279 Bruker Corporation 249,590
11,402 Cantel Medical Corporation 501,004
137,518 Catalent , Inc.
i
11,779,792
50,370 Centene Corporation
i
2,938,082
103,932 Cerner Corporation 7,513,244
13,771 Charles River Laboratories
International, Inc.
i
3,118,443
5,851 Chemed Corporation 2,810,528
2,200 Chugai Pharmaceutical Company,
Ltd. 98,726
18,042 Cigna Holding Company 3,056,495
19,952 Clovis Oncology, Inc.
h,i
116,320
39,930 CryoLife , Inc.
i
737,507
1,366 CSL, Ltd. 282,170
32,044 CVS Health Corporation 1,871,370
28,096 CytomX Therapeutics, Inc.
i
186,838
2,400 Daiichi Sankyo Company, Ltd. 73,675
9,653 Danaher Corporation 2,078,580
4,261 Deciphera Pharmaceuticals, Inc.
i
218,589
17,773 Dexcom , Inc.
i
7,326,564
45,443 Dynavax Technologies
Corporation
h,i
196,314
11,989 Editas Medicine, Inc.
i
336,411
165,985 Edwards Lifesciences Corporation
i
13,248,923
17,030 Eli Lilly and Company 2,520,781
1,320 Encompass Health Corporation 85,774
22,973 Gilead Sciences, Inc. 1,451,664
21,281 GlaxoSmithKline plc 398,967
46,562 GlaxoSmithKline plc ADR 1,752,594
20,431 Global Blood Therapeutics, Inc.
i
1,126,565
73 Grifols SA 2,099
88,492 Guardant Health, Inc.
i
9,891,636
17,683 Haemonetics Corporation
i
1,542,842
115,818 Halozyme Therapeutics, Inc.
i
3,043,697
17,420 HCA Healthcare, Inc. 2,171,926
5,011 HealthStream , Inc.
i
100,571
31,604 Hill-Rom Holdings, Inc. 2,639,250
23,345 Humana, Inc. 9,662,262
199 ICU Medical, Inc.
i
36,369
1,244 IDEXX Laboratories, Inc.
i
489,029
48,474 ImmunoGen , Inc.
i
174,506
4,941 Incyte Corporation
i
443,405
11,538 Insmed , Inc.
i
370,831
33,114 Inspire Medical Systems, Inc.
i
4,273,362
23,978 Insulet Corporation
i
5,672,955
27,585 Intuitive Surgical, Inc.
i
19,572,661
24,840 Invitae Corporation
h,i
1,076,814
14,635 Iovance Biotherapeutics , Inc.
i
481,784
20,100 IQVIA Holding, Inc.
i
3,168,363
19,020 Jazz Pharmaceuticals, Inc.
i
2,712,062
99,557 Johnson & Johnson 14,822,046
400 KYORIN Holdings, Inc. 8,108
Shares Common Stock (27.0%) Value
Health Care (4.3%) - continued
6,799 Laboratory Corporation of America
Holdings
i
$ 1,280,048
87,483 LHC Group, Inc.
i
18,595,386
28 Lifco AB 2,166
11,133 Ligand Pharmaceuticals, Inc.
h,i
1,061,198
144 LNA Sante 7,996
700 M3, Inc. 43,299
15,584 MacroGenics , Inc.
i
392,561
1,409 Masimo Corporation
i
332,609
400 Medipal Holdings Corporation 8,021
96,181 Medtronic plc 9,995,130
97,359 Merck & Company, Inc. 8,075,929
10,438 Mersana Therapeutics, Inc.
i
194,356
5,523 Mesa Laboratories, Inc. 1,407,039
3,205 Mettler -Toledo International, Inc.
i
3,095,229
1,647 Mirati Therapeutics, Inc.
i
273,484
13,166 Molina Healthcare, Inc.
i
2,409,905
25,739 MyoKardia , Inc.
i
3,508,998
14,385 Myovant Sciences, Ltd.
i
202,109
70,025 Natera , Inc.
i
5,058,606
27,734 National Healthcare Corporation 1,728,106
4,422 Nektar Therapeutics
i
73,361
5,418 Neogen Corporation
i
423,959
7,303 Neurocrine Biosciences, Inc.
i
702,256
56,181 Nevro Corporation
i
7,826,013
6,994 Novartis AG 607,249
5,410 Novo Nordisk AS 374,830
94,749 Novo Nordisk AS ADR 6,578,423
400 Olympus Corporation 8,318
195,672 Optinose , Inc.
i
763,121
10,837 Orthifix Medical, Inc.
i
337,464
5,662 PerkinElmer, Inc. 710,638
4,107 Pfizer, Inc. 150,727
50,378 PRA Health Sciences, Inc.
i
5,110,344
6,633 Precision BioSciences , Inc.
i
40,859
9,056 Quest Diagnostics, Inc. 1,036,821
6,332 Quidel Corporation
i
1,389,114
4,284 Reata Pharmaceuticals, Inc.
i
417,347
2,685 Recordati SPA 137,540
20,578 Repligen Corporation
i
3,036,078
1,475 Replimune Group, Inc.
i
33,955
11,943 Retrophin , Inc.
i
220,468
1,908 Roche Holding AG 653,567
11,978 Sage Therapeutics, Inc.
i
732,095
892 Sanofi 89,389
10,853 Sarepta Therapeutics, Inc.
i
1,524,087
500 Sawai Pharmaceutical Company,
Ltd. 25,228
71,491 Silk Road Medical, Inc.
i
4,804,910
538 Sonova Holding AG
i
136,337
35,540 Spectrum Pharmaceuticals, Inc.
i
145,003
1,855 STERIS plc 326,832
57,454 Stryker Corporation 11,971,690
1,918 Surmodics , Inc.
i
74,629
42,129 Syneos Health, Inc.
i
2,239,578
108,332 Tactile Systems Technology, Inc.
i
3,963,868
2,200 Takeda Pharmaceutical Company,
Ltd. 78,634
126 Tecan Group AG 62,662
25,709 Teladoc Health, Inc.
h,i
5,636,441
21,457 Teleflex, Inc. 7,304,392
15,312 Tenet Healthcare Corporation
i
375,297
500 Terumo Corporation 19,907
44,508 Thermo Fisher Scientific, Inc. 19,651,172
15,917 Tilray , Inc.
h,i
77,197
200 Tsumura & Company 6,233

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Health Care (4.3%) - continued
5,857 U.S. Physical Therapy, Inc. $ 508,856
3,779 uniQure B.V.
i
139,181
4,823 United Therapeutics Corporation
i
487,123
24,634 UnitedHealth Group, Inc. 7,680,142
13,152 Universal Health Services, Inc. 1,407,527
158,903 VBI Vaccines, Inc.
h,i
454,463
74,956 Veeva Systems, Inc.
i
21,076,878
43,038 Vertex Pharmaceuticals, Inc.
i
11,711,501
5,026 Viking Therapeutics, Inc.
i
29,251
4,470 Waters Corporation
i
874,690
1,483 West Pharmaceutical Services,
Inc. 407,677
8,251 Zimmer Biomet Holdings, Inc. 1,123,291
129,254 Zoetis, Inc. 21,374,734
23,296 Zymeworks , Inc.
i
1,085,128
Total 438,686,819
Industrials (3.2%)
5,068 3M Company 811,792
66,790 A.O. Smith Corporation 3,526,512
3 A.P. Moller - Maersk AS, Class A 4,391
36 A.P. Moller - Maersk AS, Class B 56,912
2,164 Aalberts NV 77,817
1,662 Acuity Brands, Inc. 170,106
10,747 AECOM
i
449,654
17,668 Aegion Corporation
i
249,649
64,492 Aerojet Rocketdyne Holdings, Inc.
i
2,572,586
19,250 AGCO Corporation 1,429,697
87 Akzo Nobel NV 8,793
29,539 Allegion plc 2,921,702
189,564 Altra Industrial Motion Corporation 7,008,181
17,689 American Airlines Group, Inc.
h
217,398
71,468 AMETEK, Inc. 7,103,919
120,732 Arconic , Inc. 2,018,639
116,642 ASGN, Inc.
i
7,413,766
5,462 Assa Abloy AB 127,702
5,006 Atlas Copco AB, Class A 238,680
1,524 Atlas Copco AB, Class B 63,603
6,087 Avis Budget Group, Inc.
i
160,210
68,234 AZZ, Inc. 2,328,144
8,794 Bloom Energy Corporation
h,i
158,028
14,763 Boeing Company 2,439,733
38,587 BWX Technologies, Inc. 2,172,834
937 Canadian National Railway
Company 99,790
19,100 Carlisle Companies, Inc. 2,337,267
93,115 Carrier Global Corporation 2,843,732
99,375 CBIZ, Inc.
i
2,272,706
44,633 Chart Industries, Inc.
i
3,136,361
987 CIA De Distribucion Integral 16,848
6,178 Cintas Corporation 2,056,224
29,980 Copart , Inc.
i
3,152,697
12,514 CRA International, Inc. 468,900
68,800 Crane Company 3,448,944
42,071 CSW Industrials, Inc. 3,249,985
21,846 CSX Corporation 1,696,779
78,322 Curtiss-Wright Corporation 7,304,310
100 Daikin Industries, Ltd. 18,477
61,919 Delta Air Lines, Inc. 1,893,483
577 Deutsche Post AG 26,182
11,577 Douglas Dynamics, Inc. 395,933
11,708 Eaton Corporation plc 1,194,567
55,373 EMCOR Group, Inc. 3,749,306
57,395 Emerson Electric Company 3,763,390
13,933 Encore Wire Corporation 646,770
Shares Common Stock (27.0%) Value
Industrials (3.2%) - continued
20,991 Expeditors International of
Washington, Inc. $ 1,900,105
3,211 Experian plc 120,652
369 Exponent, Inc. 26,579
52,571 Fluor Corporation 463,151
49,867 Forrester Research, Inc.
i
1,635,139
61,449 Forward Air Corporation 3,525,944
46,966 FuelCell Energy, Inc.
h,i
100,507
259 Geberit AG 153,231
15,556 Generac Holdings, Inc.
i
3,012,264
43,429 General Dynamics Corporation 6,011,876
22,470 Gorman-Rupp Company 661,966
600 GS Yuasa Corporation 10,368
12,383 GWA Group, Ltd. 24,776
800 Hanwa Company, Ltd. 16,014
16,079 Heico Corporation 1,682,828
36,462 Helios Technologies, Inc. 1,327,217
91,002 Honeywell International, Inc. 14,979,839
29,277 Hubbell, Inc. 4,006,265
10,205 ICF International, Inc. 627,914
60,556 IDEX Corporation 11,046,020
13,761 Illinois Tool Works, Inc. 2,658,763
2,900 Inaba Denki Sangyo Company,
Ltd. 72,841
6,115 JB Hunt Transport Services, Inc. 772,814
516 Jet2 plc 4,467
89,640 Johnson Controls International plc 3,661,794
1,800 Kamigumi Company, Ltd. 35,470
12,720 Kansas City Southern 2,300,158
3,300 Kinden Corporation 58,282
2,937 Koninklijke Philips NV
i
138,683
32 Kuehne & Nagel International AG 6,214
3,256 L3Harris Technologies, Inc. 552,999
39,414 Landstar System, Inc. 4,946,063
4,103 Legrand SA 327,986
19,644 Lennox International, Inc. 5,355,151
106,412 Lincoln Electric Holdings, Inc. 9,794,160
15,318 Linde Public Limited Company 3,647,675
31,766 Lockheed Martin Corporation 12,175,272
47,864 Manpower, Inc. 3,509,867
11,700 Marubeni Corporation 66,426
7,124 Masonite International Corporation
i
701,002
54,356 Mercury Systems, Inc.
i
4,210,416
280,271 Meritor, Inc.
i
5,868,875
64,604 Middleby Corporation
i
5,795,625
7,200 Mitsubishi Corporation 172,335
5,300 Mitsubishi Electric Corporation 71,917
1,200 Mitsuboshi Belting, Ltd. 19,528
10,500 Mitsui & Company, Ltd. 180,420
15,244 MSC Industrial Direct Company,
Inc. 964,640
21,211 NAPCO Security Technologies,
Inc.
i
498,459
2,660 National Express Group plc
i
5,228
100 Nikkon Holdings Company, Ltd. 2,168
100 Nishimatsu Construction
Company, Ltd. 1,986
4,300 Nitto Kogyo Corporation 85,446
2,052 Nobina AB
i,j
13,489
15,544 Nordson Corporation 2,981,650
38,306 Norfolk Southern Corporation 8,197,101
43,214 Nutrien , Ltd. 1,695,285
40,565 Old Dominion Freight Line, Inc. 7,339,020
21,212 Otis Worldwide Corporation 1,324,053
6,392 PageGroup plc
i
30,814
27,504 Parker-Hannifin Corporation 5,565,159

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Industrials (3.2%) - continued
25,774 Quad/Graphics, Inc. $ 78,095
84,035 Raven Industries, Inc. 1,808,433
42,415 Raytheon Technologies
Corporation 2,440,559
800 Recruit Holdings Company, Ltd. 31,772
1,501 Redde Northgate plc 3,573
32,725 Regal-Beloit Corporation 3,071,896
12,728 RELX plc 283,302
2,526 Republic Services, Inc. 235,802
106,598 Ritchie Brothers Auctioneers, Inc. 6,315,932
21,161 Rockwell Automation, Inc. 4,669,809
11,981 Roper Industries, Inc. 4,733,813
8,302 Ryder System, Inc. 350,676
37,484 Saia, Inc.
i
4,728,232
665 Sandvik AB
i
13,004
100 Sanwa Holdings Corporation 1,060
2,882 Schneider Electric SE 358,232
3,310 SEEK, Ltd. 51,062
2,037 Signify NV
i,j
75,343
12,272 Simpson Manufacturing Company,
Inc. 1,192,348
15,281 SiteOne Landscape Supply, Inc.
i
1,863,518
1,464 SKF AB 30,203
8,653 Snap-On, Inc. 1,273,116
38,700 Sojitz Corporation 87,827
169,004 Southwest Airlines Company 6,337,650
2,682 SP Plus Corporation
i
48,142
677 Spirax-Sarco Engineering plc 96,406
4,435 Spirit Aerosystems Holdings, Inc. 83,866
6,713 Spirit Airlines, Inc.
h,i
108,079
7,001 SPX FLOW, Inc.
i
299,783
61,810 Standex International Corporation 3,659,152
80 Stantec , Inc. 2,429
8,700 Sumitomo Corporation 104,874
128,930 Summit Materials, Inc.
i
2,132,502
300 Taikisha, Ltd. 8,321
100 Taisei Corporation 3,385
9,292 Teledyne Technologies, Inc.
i
2,882,471
689 TFI International, Inc. 28,811
11,764 Thermon Group Holdings, Inc.
i
132,110
36,984 Timken Company 2,005,272
1,100 Toppan Forms Company, Ltd. 10,472
34,034 Toro Company 2,857,154
1,127 Transcontinental, Inc. 13,915
3,246 Transurban Group 33,145
76,504 Trex Company, Inc.
i
5,477,686
95,982 TriMas Corporation
i
2,188,390
1,100 Tsubakimoto Chain Company 25,878
9,753 UniFirst Corporation 1,846,926
19,124 Union Pacific Corporation 3,764,942
24,533 United Airlines Holdings, Inc.
i
852,522
633 United Parcel Service, Inc. 105,477
71,009 United Rentals, Inc.
i
12,391,071
39,289 Valmont Industries, Inc. 4,878,908
23,811 Verisk Analytics, Inc. 4,412,416
13,528 Waste Connections, Inc. 1,404,206
13,285 Watsco , Inc. 3,093,944
101,034 Willdan Group, Inc.
i
2,577,377
14,184 XPO Logistics, Inc.
i
1,200,817
700 Yuasa Trading Company, Ltd. 21,875
Total 333,433,436
Information Technology (7.5%)
27,254 Accenture plc 6,159,131
55,704 Adobe, Inc.
i
27,318,913
17,151 ADTRAN, Inc. 175,884
Shares Common Stock (27.0%) Value
Information Technology (7.5%) - continued
15,903 Advanced Energy Industries, Inc.
i
$ 1,000,935
34,685 Advanced Micro Devices, Inc.
i
2,843,823
300 Advantest Corporation 14,592
64,230 Agilysys , Inc.
i
1,551,797
25,769 Akamai Technologies, Inc.
i
2,848,505
52,500 Alliance Data Systems Corporation 2,203,950
5,643 American Software, Inc. 79,228
101,236 Amphenol Corporation 10,960,822
4,028 Analog Devices, Inc. 470,229
99,709 Anaplan, Inc.
i
6,239,789
15,326 ANSYS, Inc.
i
5,015,127
942,578 Apple, Inc. 109,159,958
94 ASM International NV 13,474
835 ASML Holding NV 308,428
9,390 Aspen Technology, Inc.
i
1,188,680
20,132 Atlassian Corporation plc
i
3,659,796
5,213 Automatic Data Processing, Inc. 727,161
38,266 Avalara, Inc.
i
4,872,792
17,867 Avnet, Inc. 461,683
28,128 Bandwidth, Inc.
i
4,910,305
662 BE Semiconductor Industries NV 28,381
50,843 Benchmark Electronics, Inc. 1,024,486
53,317 Blackline, Inc.
i
4,778,803
189 Broadcom, Ltd. 68,856
15,672 Broadridge Financial Solutions,
Inc. 2,068,704
4,414 CACI International, Inc.
i
940,888
2,530 Cadence Design Systems, Inc.
i
269,774
1,600 Canon, Inc. 26,538
233 Capgemini SA 29,893
67,163 CDK Global, Inc. 2,927,635
79,768 CDW Corporation 9,534,669
3,350 Ceridian HCM Holding, Inc.
i
276,877
4,067 CGI, Inc.
i
276,051
117,835 Change Healthcare, Inc.
i
1,709,786
60,771 Ciena Corporation
i
2,412,001
220,158 Cisco Systems, Inc. 8,672,024
28,320 Cognex Corporation 1,843,632
200 Computer Engineering &
Consulting, Ltd. 3,103
33,703 Computer Services, Inc. 2,089,586
6,261 Computershare, Ltd. 55,389
30,620 Coupa Software, Inc.
i
8,397,229
16,870 Cree, Inc.
i
1,075,294
29,537 CTS Corporation 650,700
44,782 Descartes Systems Group, Inc.
i
2,551,678
348 Dialog Semiconductor plc
i
15,168
36,491 DocuSign, Inc.
i
7,854,323
128,646 Dolby Laboratories, Inc. 8,526,657
6,837 Domo, Inc.
i
262,062
73,973 Dropbox, Inc.
i
1,424,720
9,764 DSP Group, Inc.
i
128,690
300 DTS Corporation 6,384
80,446 Elastic NV
i
8,679,319
38,832 Endava plc ADR
i
2,452,241
6,725 EPAM Systems, Inc.
i
2,174,058
17,632 ePlus , Inc.
i
1,290,662
60,311 Euronet Worldwide, Inc.
i
5,494,332
101,282 Eventbrite, Inc.
h,i
1,098,910
29,738 ExlService Holdings, Inc.
i
1,961,816
7,153 eXp World Holdings, Inc.
i
288,552
9,454 F5 Networks, Inc.
i
1,160,668
7,200 Fair Isaac Corporation
i
3,062,736
39,187 Five9, Inc.
i
5,081,770
4,173 FLIR Systems, Inc. 149,602
1,500 Fuji Soft, Inc. 77,349

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Information Technology (7.5%) - continued
4,786 Gartner, Inc.
i
$ 598,011
40,286 Global Payments, Inc. 7,153,988
36,328 Guidewire Software, Inc.
i
3,787,921
10,380 Halma plc 313,601
47,268 Health Catalyst, Inc.
h,i
1,730,009
800 Hitachi, Ltd. 27,088
600 Hoya Corporation 67,750
14,851 II-VI, Inc.
i
602,357
21,448 Inphi Corporation
i
2,407,538
8,774 Intel Corporation 454,318
7,464 InterDigital , Inc. 425,896
1,818 International Business Machines
Corporation 221,196
10,817 Intuit, Inc. 3,528,614
300 ITOCHU Techno-Solutions
Corporation 11,381
7,053 Jack Henry & Associates, Inc. 1,146,747
300 Japan Material Company, Ltd. 4,206
39,981 Juniper Networks, Inc. 859,591
300 Keyence Corporation 140,244
188 KLA-Tencor Corporation 36,423
18,530 Lam Research Corporation 6,147,327
200 Lasertec Corporation 16,440
121,427 Lattice Semiconductor
Corporation
i
3,516,526
11,417 Littelfuse , Inc. 2,024,691
69,679 Lumentum Holdings, Inc.
i
5,234,983
7,335 Manhattan Associates, Inc.
i
700,419
13,029 ManTech International Corporation 897,438
133,746 MasterCard, Inc. 45,228,885
8,350 MaxLinear , Inc.
i
194,054
118,186 Medallia , Inc.
h,i
3,240,660
2,241 Methode Electronics, Inc. 63,868
1,240 Microchip Technology, Inc. 127,422
488,759 Microsoft Corporation 102,800,680
14,395 MicroStrategy , Inc.
i
2,167,311
58,403 MKS Instruments, Inc. 6,379,360
57,015 Monolithic Power Systems, Inc. 15,941,964
5,420 Motorola Solutions, Inc. 849,910
36,683 MTS Systems Corporation 701,012
200 Murata Manufacturing Company,
Ltd. 13,005
53,662 National Instruments Corporation 1,915,733
4,700 NEC Networks & System
Integration Corporation 90,345
914 NetApp, Inc. 40,070
25,074 Nice, Ltd. ADR
h,i
5,692,550
29,208 Nova Measuring Instruments, Ltd.
i
1,522,905
15,425 Novanta , Inc.
i
1,624,869
200 NS Solutions Corporation 6,163
400 NSD Company, Ltd. 7,857
100 NTT Data Corporation 1,280
171,491 Nuance Communications, Inc.
i
5,691,786
63,170 NVIDIA Corporation 34,188,867
100 OBIC Company, Ltd. 17,586
91,605 Oracle Corporation 5,468,819
300 Oracle Corporation Japan 32,393
200 Otsuka Corporation 10,220
20,832 Palo Alto Networks, Inc.
i
5,098,632
11,380 Paychex, Inc. 907,783
223 Paylocity Holding Corporation
i
35,997
126,198 PayPal Holdings, Inc.
i
24,864,792
19,364 Plexus Corporation
i
1,367,679
12,432 Progress Software Corporation 456,006
15,754 Proofpoint , Inc.
i
1,662,835
30,035 Q2 Holdings, Inc.
i
2,740,994
Shares Common Stock (27.0%) Value
Information Technology (7.5%) - continued
17,123 QAD, Inc. $ 722,591
13,188 Qorvo , Inc.
i
1,701,384
27,703 QUALCOMM, Inc. 3,260,089
3,573 Qualys , Inc.
i
350,190
15,580 Rogers Corporation
i
1,527,775
700 Ryoyo Electro Corporation
h
19,445
659 Sage Group plc 6,124
81,435 SailPoint Technologies Holdings,
Inc.
i
3,222,383
34,329 Salesforce.com, Inc.
i
8,627,564
2,501 Samsung Electronics Company,
Ltd. GDR 3,171,078
221 SAP SE 34,414
25,219 ScanSource , Inc.
i
500,093
9,446 Semtech Corporation
i
500,260
62,083 ServiceNow , Inc.
i
30,110,255
11,355 Silicon Laboratories, Inc.
i
1,111,087
834 Skyworks Solutions, Inc. 121,347
1,477 Solaredge Technology, Ltd.
i
352,043
114,303 Square, Inc.
i
18,579,953
153,849 STMicroelectronics NV ADR
h
4,721,626
38,283 Synopsys, Inc.
i
8,191,796
12,486 TE Connectivity, Ltd. 1,220,382
424 Technology One, Ltd. 2,429
71,431 Texas Instruments, Inc. 10,199,632
800 TIS, Inc. 16,992
400 Tokyo Electron, Ltd. 104,502
528 Tyler Technologies, Inc.
i
184,040
14,073 VeriSign, Inc.
i
2,882,854
236,754 Visa, Inc. 47,343,697
7,869 VMware, Inc.
h,i
1,130,539
17,323 WEX, Inc.
i
2,407,377
61,055 Workiva , Inc.
i
3,404,427
45 Worldline SA
i,j
3,685
4,880 Zendesk , Inc.
i
502,250
30,421 Zscaler , Inc.
i
4,279,930
Total 768,810,226
Materials (0.8%)
9,909 AdvanSix , Inc.
i
127,628
1,299 Air Liquide SA 205,905
2,511 Air Products and Chemicals, Inc. 747,926
3,500 Air Water, Inc. 47,336
24,224 AptarGroup, Inc. 2,742,157
11,756 Avery Dennison Corporation 1,502,887
69,493 Axalta Coating Systems, Ltd.
i
1,540,660
1,473 Balchem Corporation 143,809
30,143 Ball Corporation 2,505,486
2,662 BHP Group, Ltd. 68,769
466 Buzzi Unicem SPA 10,827
14,910 Cabot Corporation 537,207
4,508 Carpenter Technology Corporation 81,865
4,943 Celanese Corporation 531,125
1,528 Centamin plc 3,989
67,735 CF Industries Holdings, Inc. 2,080,142
51,478 Chemours Company 1,076,405
37 Christian Hansen Holding AS 4,107
1,233 Croda International plc 99,461
92,481 Eastman Chemical Company 7,224,616
66,728 Ecolab, Inc. 13,334,923
143,735 Element Solutions, Inc.
i
1,510,655
51 EMS-CHEMIE Holding AG 45,822
122 Eramet SA
i
3,079
90,800 Ferroglobe Representation &
Warranty Insurance Trust
c,i
9
4,066 FMC Corporation 430,630

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Materials (0.8%) - continued
21 Givaudan SA $ 90,674
4,038 Granges AB
i
36,042
6,103 Hexpol AB
i
54,592
4,769 Hochschild Mining plc
i
13,448
551 Holmen AB 20,445
86 IAMGOLD Corporation
i
329
172 IMCD NV 20,457
11,930 Ingevity Corporation
i
589,819
35,374 Innospec , Inc. 2,239,882
318,756 Ivanhoe Mines, Ltd.
i
1,158,634
42,751 Kaiser Aluminum Corporation 2,291,026
2,210 Koninklijke DSM NV 363,838
4,376 Kraton Performance Polymers,
Inc.
i
77,980
3,200 Kyoei Steel, Ltd. 41,132
400 Lintec Corporation 9,314
175,007 Louisiana-Pacific Corporation 5,164,457
29,377 Martin Marietta Materials, Inc. 6,914,171
23,832 Materion Corporation 1,239,979
20,363 Minerals Technologies, Inc. 1,040,549
65,282 Myers Industries, Inc. 863,681
33,278 Neenah, Inc. 1,246,927
260 Novozymes AS 16,342
44,131 Nucor Corporation 1,979,717
9,566 Olympic Steel, Inc. 108,670
12,347 PPG Industries, Inc. 1,507,322
24,805 Quaker Chemical Corporation 4,457,707
2,151 Ramelius Resources, Ltd. 3,249
5,371 Reliance Steel & Aluminum
Company 548,057
972 Rio Tinto plc 58,488
1,055 Rio Tinto, Ltd. 72,058
8,474 RPM International, Inc. 701,986
38,651 Ryerson Holding Corporation
i
221,470
8,027 Sandfire Resources, Ltd. 23,722
7,246 Scotts Miracle- Gro Company 1,107,986
15,352 Sensient Technologies Corporation 886,424
4,269 Sherwin-Williams Company 2,974,383
100 Shin-Etsu Chemical Company, Ltd. 13,085
643 Sika AG 157,890
2,776 Silver Lake Resources, Ltd.
i
4,660
63,079 Steel Dynamics, Inc. 1,805,952
8,900 Sumitomo Chemical Company,
Ltd. 29,459
1,064 Symrise AG 146,963
500 Taiyo Holdings Company, Ltd. 26,182
2,300 Toagosei Company, Ltd. 24,649
16,200 Toray Industries, Inc. 74,115
1,600 Ube Industries, Ltd. 27,020
25,442 UFP Technologies, Inc.
i
1,053,808
18,943 United States Lime & Minerals, Inc. 1,706,764
17,766 United States Steel Corporation 130,402
37,476 W. R. Grace & Company 1,509,908
148 Wacker Chemie AG 14,363
4,228 Worthington Industries, Inc. 172,418
1,306 Yara International ASA 50,255
Total 81,700,275
Real Estate (1.3%)
114,999 Agree Realty Corporation 7,318,536
8,402 Alexandria Real Estate Equities,
Inc. 1,344,320
2,047 Allied Properties REIT 55,112
2,782 Alstria Office REIT AG 38,685
99,234 American Campus Communities,
Inc. 3,465,251
Shares Common Stock (27.0%) Value
Real Estate (1.3%) - continued
49,274 American Tower Corporation $ 11,911,004
40,039 Apartment Investment &
Management Company 1,350,115
36,293 Armada Hoffler Properties, Inc. 336,073
39,464 Ascendas REIT 94,435
10,196 Ashford Hospitality Trust, Inc. 16,823
9,218 AvalonBay Communities, Inc. 1,376,616
1,456 BBX Capital Corporation 19,496
758 Bluerock Residential Growth REIT,
Inc. 5,746
63,378 Camden Property Trust 5,639,374
31,563 CareTrust REIT, Inc. 561,664
2,486 Castellum AB 56,468
131,036 CBL & Associates Properties, Inc.
i
21,110
120,151 CBRE Group, Inc.
i
5,643,492
117,661 Cedar Realty Trust, Inc. 95,305
2,219 Choice Properties REIT 21,298
76 Cofinimmo SA 11,428
24,605 Colliers International Group, Inc. 1,640,907
23,207 Colony Credit Real Estate, Inc. 113,946
10,872 Columbia Property Trust, Inc. 118,614
17,322 Community Healthcare Trust, Inc. 809,977
18,533 Corepoint Lodging, Inc. 101,005
8,276 CoreSite Realty Corporation 983,851
9,287 CoStar Group, Inc.
i
7,880,112
116,389 Cushman and Wakefield plc
i
1,223,248
162 CyrusOne , Inc. 11,345
1,000 Daito Trust Construction Company,
Ltd. 88,645
9,443 Digital Realty Trust, Inc. 1,385,855
21,960 Diversified Healthcare Trust 77,299
43,611 Douglas Emmett, Inc. 1,094,636
42,685 Duke Realty Corporation 1,575,077
16,152 EastGroup Properties, Inc. 2,088,938
799 Entra ASA
h,j
11,228
18,669 EPR Properties 513,398
19,429 Equity Lifestyle Properties, Inc. 1,190,998
159,189 Essential Properties Realty Trust,
Inc. 2,916,342
6,953 Essex Property Trust, Inc. 1,396,093
24,520 Farmland Partners, Inc. 163,303
140,290 First Industrial Realty Trust, Inc. 5,583,542
22,054 FirstService Corporation 2,908,702
107,971 Four Corners Property Trust, Inc. 2,762,978
1 Frontier Real Estate Investment
Corporation 3,406
1 Fukuoka REIT Corporation 1,299
35,563 Gaming and Leisure Properties,
Inc. 1,313,342
30,790 Getty Realty Corporation 800,848
15,327 Gladstone Commercial
Corporation 258,260
2,058 Gladstone Land Corporation 30,911
13,890 Global Medical REIT, Inc. 187,515
2,965 Granite REIT 172,082
1 Hankyu REIT, Inc. 1,164
57,515 Healthcare Realty Trust, Inc. 1,732,352
197,138 Host Hotels & Resorts, Inc. 2,127,119
4,000 Hysan Development Company,
Ltd. 12,030
46,763 Industrial Logistics Properties Trust 1,022,707
9,171 Innovative Industrial Properties,
Inc. 1,138,213
18 Invesco Office J- Reit , Inc. 2,494
9,806 Investors Real Estate Trust 639,057

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (27.0%) Value
Real Estate (1.3%) - continued
8 Japan Hotel REIT Investment
Corporation $ 3,953
2 Japan Prime Realty Investment
Corporation 6,205
9,087 Jones Lang LaSalle, Inc. 869,262
102,211 Kilroy Realty Corporation 5,310,884
552 Kungsleden AB 5,225
6,027 Lamar Advertising Company 398,807
103 LEG Immobilien AG 14,682
33,620 Lexington Realty Trust 351,329
10,300 Mapletree Commercial Trust 14,797
162,900 Medical Properties Trust, Inc. 2,871,927
6,655 MGM Growth Properties LLC 186,207
6 Mori Trust Sogo REIT, Inc. 7,589
4,993 National Health Investors, Inc. 300,928
60,144 National Retail Properties, Inc. 2,075,569
202,255 National Storage Affiliates Trust 6,615,761
113,925 New Residential Investment
Corporation 905,704
36,491 New Senior Investment Group, Inc. 145,964
32,283 NexPoint Residential Trust, Inc. 1,431,751
6 Nomura Real Estate Master Fund,
Inc. 7,517
18,132 Omega Healthcare Investors, Inc. 542,872
16,058 One Liberty Properties, Inc. 262,709
20,036 Physicians Realty Trust 358,845
6,218 Plymouth Industrial REIT, Inc. 76,730
15,101 PotlatchDeltic Corporation 635,752
38,381 Preferred Apartment Communities,
Inc. 207,257
1,744 PSP Swiss Property AG 210,677
4,266 Quebecor, Inc. 106,718
28,304 Rayonier, Inc. REIT 748,358
39,609 Realty Income Corporation 2,406,247
3,892 Retail Properties of America, Inc. 22,613
44,544 Rexford Industrial Realty, Inc. 2,038,333
3,178 RMR Group, Inc. 87,300
7,000 Road King Infrastructure, Ltd. 8,365
88,353 Sabra Health Care REIT, Inc. 1,217,946
12,837 SBA Communications Corporation 4,088,328
188,918 Service Properties Trust 1,501,898
52,439 Spirit Realty Capital, Inc. 1,769,816
40,109 STAG Industrial, Inc. 1,222,923
50,032 Store Capital Corporation 1,372,378
190,659 Sunstone Hotel Investors, Inc. 1,513,832
6,539 TAG Immobilien AG 197,177
12,065 Terreno Realty Corporation 660,679
19,169 UDR, Inc. 625,101
20,065 UMH Properties, Inc. 271,680
6 United Urban Investment
Corporation 6,677
63,939 Uniti Group, Inc. 673,597
877 Universal Health Realty Income
Trust 49,980
1,308 Waypoint REIT, Ltd. 2,556
16,800 Wing Tai Holdings, Ltd. 21,471
19,626 WP Carey, Inc. 1,278,830
Total 131,176,895
Utilities (0.2%)
4,378 ALLETE, Inc. 226,518
25,274 Alliant Energy Corporation 1,305,402
23,340 Artesian Resources Corporation 804,530
12,830 Black Hills Corporation 686,277
69,847 CenterPoint Energy, Inc. 1,351,539
2,989 Chesapeake Utilities Corporation 251,973
Shares Common Stock (27.0%) Value
Utilities (0.2%) - continued
21,158 CMS Energy Corporation $ 1,299,313
21,383 Consolidated Water Company,
Ltd. 222,597
5,245 DTE Energy Company 603,385
28,140 Duke Energy Corporation 2,492,078
3,975 Enagas SA 91,716
1,726 Enel SPA 14,975
35,072 Entergy Corporation 3,455,644
3,949 Essential Utilities, Inc. 158,947
35,980 Exelon Corporation 1,286,645
36,400 FirstEnergy Corporation 1,045,044
9,771 Hawaiian Electric Industries, Inc. 324,788
14,955 IDACORP, Inc. 1,194,904
3,584 Middlesex Water Company 222,746
4,010 National Fuel Gas Company 162,766
22,394 New Jersey Resources
Corporation 605,086
3,717 NextEra Energy, Inc. 1,031,691
272 Northland Power, Inc. 8,228
2,255 Northwest Natural Holding
Company 102,354
13,876 NorthWestern Corporation 674,929
16,364 OGE Energy Corporation 490,756
12,298 Otter Tail Corporation 444,819
22,984 PNM Resources, Inc. 949,929
18,155 Portland General Electric
Company 644,502
3,572 South Jersey Industries, Inc. 68,832
6,673 Southwest Gas Holdings, Inc. 421,066
16,684 Spire, Inc. 887,589
23,392 UGI Corporation 771,468
10,826 Unitil Corporation 418,317
Total 24,721,353
Total Common Stock
(cost $1,951,344,023) 2,781,327,060
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
81,046,765 Thrivent Cash Management Trust 81,046,765
Total Collateral Held for
Securities Loaned
(cost $81,046,765) 81,046,765
Shares or
Principal
Amount Short-Term Investments ( 10.8% ) Value
Federal Home Loan Bank Discount
Notes
200,000 0.060%, 10/7/2020
o,p
199,998
24,800,000 0.071%, 10/14/2020
o,p
24,799,463
7,800,000 0.080%, 10/28/2020
o,p
7,799,649
8,300,000 0.085%, 11/4/2020
o,p
8,299,451
12,300,000 0.090%, 11/6/2020
o,p
12,299,139
900,000 0.060%, 11/10/2020
o,p
899,930
700,000 0.080%, 11/12/2020
o,p
699,943
4,300,000 0.070%, 11/18/2020
o,p
4,299,599
11,400,000 0.070%, 11/19/2020
o,p
11,398,914
7,300,000 0.055%, 11/24/2020
o,p
7,299,233
32,800,000 0.055%, 12/8/2020
o,p
32,794,424
200,000 0.055%, 12/10/2020
o,p
199,965
16,100,000 0.075%, 12/22/2020
o,p
16,096,699
700,000 0.092%, 12/28/2020
o,p
699,846
Thrivent Core Short-Term Reserve
Fund
98,310,006 0.310% 983,100,062

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (10.8%) Value
U.S. Treasury Bills
1,600,000 0.093%, 11/19/2020
o,q
$ 1,599,804
200,000 0.085%, 12/3/2020
o,q
199,965
1,800,000 0.081%, 12/10/2020
n,o,r
1,799,650
Total Short-Term Investments
(cost $1,114,819,053) 1,114,485,734
Total Investments (cost
$9,708,648,143) 107.6% $11,081,790,957
Other Assets and Liabilities, Net
(7.6%) (778,021,185)
Total Net Assets 100.0% $10,303,769,772
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h All or a portion of the security is on loan.
i Non-income producing security.
j Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $390,266,846 or
3.8% of total net assets.
k Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
l Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
r At September 30, 2020, $861,832 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Portfolio as of September 30, 2020 was $468,000
or 0.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of September 30, 2020.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 765,930
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 4,248,298
Common Stock 75,379,941
Total lending $79,628,239
Gross amount payable upon return of
collateral for securities loaned $81,046,765
Net amounts due to counterparty
$1,418,526
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,226,127 – 6,408,536 817,591
Capital Goods 13,663,780 – 13,663,780 –
Communications Services 35,713,670 – 33,872,582 1,841,088
Consumer Cyclical 25,243,867 – 24,156,742 1,087,125
Consumer Non-Cyclical 30,468,176 – 30,468,176 –
Energy 4,384,714 – 4,384,714 –
Financials 12,586,387 – 12,586,387 –
Technology 14,797,764 – 14,797,764 –
Transportation 4,880,201 – 4,880,201 –
Utilities 4,544,456 – 4,544,456 –
Registered Investment Companies
Unaffiliated 61,016,735 61,016,735 – –
Affiliated 3,191,123,305 3,191,123,305 – –
Long-Term Fixed Income
Asset-Backed Securities 129,772,017 – 129,772,017 –
Basic Materials 29,822,865 – 29,822,865 –
Capital Goods 42,991,017 – 42,991,017 –
Collateralized Mortgage Obligations 110,097,486 – 107,697,486 2,400,000
Commercial Mortgage-Backed Securities 23,307,736 – 23,307,736 –
Communications Services 96,399,755 – 96,399,755 –
Consumer Cyclical 71,001,500 – 71,001,500 –
Consumer Non-Cyclical 114,306,917 – 114,306,917 –
Energy 79,086,908 – 79,086,908 –
Financials 172,464,387 – 172,464,387 –
Mortgage-Backed Securities 903,545,759 – 903,545,759 –
Technology 65,022,633 – 65,022,633 –
Transportation 15,044,549 – 15,044,549 –
U.S. Government & Agencies 971,000,579 – 971,000,579 –
Utilities 64,150,720 – 64,150,720 –
Common Stock
Communications Services 185,162,658 183,917,177 1,170,482 74,999
Consumer Discretionary 433,552,913 431,706,065 1,846,848 –
Consumer Staples 64,510,638 63,247,027 1,263,611 –
Energy 41,635,730 40,840,685 795,045 –
Financials 277,936,117 271,105,810 6,830,307 –
Health Care 438,686,819 435,531,885 3,154,934 –
Industrials 333,433,436 329,790,611 3,642,825 –
Information Technology 768,810,226 763,837,248 4,972,978 –
Materials 81,700,275 78,659,895 3,040,371 9
Real Estate 131,176,895 129,993,512 1,183,383 –
Utilities 24,721,353 24,606,434 114,919 –
Short-Term Investments 131,385,672 – 131,385,672 –
Subtotal Investments in Securities $9,206,376,742 $6,005,376,389 $3,194,779,541 $6,220,812
Other Investments  * Total
Affiliated Short-Term Investments 983,100,062
Affiliated Registered Investment Companies 811,267,388
Collateral Held for Securities Loaned 81,046,765
Subtotal Other Investments $1,875,414,215
Total Investments at Value $11,081,790,957
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,431,417 1,431,417 – –
Total Asset Derivatives $1,431,417 $1,431,417 $– $–
Liability Derivatives
Futures Contracts 16,394,307 16,394,307 – –
Call Options Written 282,420 – – 282,420
Credit Default Swaps 14,459 – 14,459 –
Total Liability Derivatives $16,691,186 $16,394,307 $14,459 $282,420
The following table presents Moderate Allocation Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$127,786,253 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 644 December 2020 $ 142,265,602 $ 33,243
CBOT 5-Yr. U.S. Treasury Note 712 December 2020 89,653,032 81,218
CBOT U.S. Long Bond 236 December 2020 41,733,643 (131,267)
CME E-mini Russell 2000 Index 32 December 2020 2,384,653 22,387
CME E-mini S&P 500 Index 6,080 December 2020 1,017,718,704 1,289,297
CME E-mini S&P Mid-Cap 400 Index 8 December 2020 1,479,448 5,272
CME Euro Foreign Exchange Currency 498 December 2020 73,560,959 (507,472)
CME Ultra Long Term U.S. Treasury Bond 222 December 2020 50,009,596 (767,221)
Eurex Euro STOXX 50 Index 2,004 December 2020 77,822,000 (3,104,621)
ICE mini MSCI EAFE Index 2,115 December 2020 201,818,805 (5,842,905)
ICE US mini MSCI Emerging Markets Index 3,195 December 2020 176,931,846 (3,043,971)
Total Futures Long Contracts $ 1,875,378,288 ( $ 11,966,040)
CBOT 10-Yr. U.S. Treasury Note (198) December 2020 ( $ 27,595,711) ( $ 31,476)
CME E-mini Russell 2000 Index (7,359) December 2020 (551,187,342) (2,356,638)
CME E-mini S&P Mid-Cap 400 Index (2,845) December 2020 (527,453,498) (550,052)
Ultra 10-Yr. U.S. Treasury Note (149) December 2020 (23,769,677) (58,684)
Total Futures Short Contracts ( $ 1,130,006,228) ($2,996,850)
Total Futures Contracts $ 745,372,060 ($14,962,890)
The following table presents Moderate Allocation Portfolio's options contracts held as of September 30, 2020. Investments and/or cash totaling
$659,872 were pledged as collateral for these contracts.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (33.50) $ 104.88 October 2020 35,135,742 ( $ 48,614) $ 87,480
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (33.50) 102.78
November
2020 34,547,850 (233,806) (34,900)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($282,420) $52,580
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $1,799,769 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 21,700,000 $ – ( $ 14,459) ( $ 14,459)
Total Credit Default Swaps $– ($14,459) ($14,459)
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $211,495 $33,423 $– $245,157 24,965 2.4%
Core Emerging Markets Equity* – 49,500 – 51,612 5,060 0.5
Core International Equity 105,008 – – 95,530 10,770 0.9
Core Low Volatility Equity 332,941 83,999 – 418,968 34,885 4.1
Global Stock 378,859 43,480 – 381,136 30,845 3.7
High Yield 197,930 7,705 – 192,222 43,072 1.9
Income 609,212 17,215 – 655,120 59,057 6.3
International Allocation 574,102 22,843 45,000 472,655 52,945 4.6
International Index* – 45,000 – 51,833 4,648 0.5
Large Cap Value 681,756 25,104 – 600,222 37,121 5.8
Limited Maturity Bond 335,345 5,615 – 345,010 34,365 3.3
Mid Cap Stock 398,223 15,239 – 393,931 21,360 3.8
Small Cap Stock 109,621 11,714 – 98,996 6,427 1.0
Total Affiliated Registered Investment
Companies
3,934,492
4,002,392 38.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 839,897 1,507,768 1,364,021 983,100 98,310 9.5
Total Affiliated Short-Term Investments
839,897
983,100 9.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,479 680,880 631,312 81,047 81,047 0.8
Total Collateral Held for Securities Loaned
31,479
81,047 0.8
Total Value
$4,805,868
$5,066,539
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $239 – $7,922
Core Emerging Markets Equity* – 2,112 – –
Core International Equity – (9,478) – –
Core Low Volatility Equity – 2,028 – –
Global Stock – (41,203) 37,198 6,281
High Yield – (13,413) – 7,701
Income – 28,693 3,034 14,186
International Allocation (23,715) (55,575) 7,793 15,050
International Index* – 6,833 – –
Large Cap Value – (106,638) 13,309 11,795
Limited Maturity Bond – 4,050 – 5,611
Mid Cap Stock – (19,531) 13,338 1,902
Small Cap Stock – (22,339) 11,022 692
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (213) (331) – 6,202
Total Income/Non Income Cash from Affiliated
Investments $77,342
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 304
Total Affiliated Income from Securities Loaned, Net $304
Total Value $(23,928) $(224,553) $85,694
*   Non-income producing security.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.9% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 219,938
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 210,920
Chemours Company, Term Loan
362,595
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
348,998
Hexion, Inc., Term Loan
303,463
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
298,153
Innophos Holdings, Inc., Term
Loan
303,475
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
300,440
Momentive Performance Materials
USA, LLC, Term Loan
333,775
3.410%,  (LIBOR 1M +
3.250%), 5/15/2024
b
318,965
Nouryon USA, LLC, Term Loan
610,721
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
590,439
Peabody Energy Corporation,
Term Loan
351,000
2.897%,  (LIBOR 1M +
2.750%), 3/31/2025
b
136,013
Pixelle Specialty Solutions, LLC,
Term Loan
602,420
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
599,408
PQ Corporation, Term Loan
334,163
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
332,158
Total 3,135,494
Capital Goods (0.1%)
Advanced Disposal Services, Inc.,
Term Loan
420,918
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
419,865
Asplundh Tree Expert, LLC, Term
Loan
185,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
184,654
Flex Acquisition Company, Inc.
Term Loan
659,877
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
639,256
GFL Environmental, Inc., Term
Loan
511,369
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
508,557
Graham Packaging Company,
Inc., Term Loan
300,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
297,876
Mauser Packaging Solutions
Holding Company, Term Loan
470,141
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
440,465
Navistar, Inc., Term Loan
107,250
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
106,177
Principal
Amount Bank Loans (0.9%)
a
Value
Capital Goods (0.1%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 217,743
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 214,832
365,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
358,065
TransDigm, Inc., Term Loan
1,064,718
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,004,828
Vertiv Group Corporation, Term
Loan
1,024,850
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,007,428
Total 5,182,003
Communications Services (0.2%)
Altice France SA, Term Loan
299,925
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
285,661
CenturyLink, Inc., Term Loan
714,600
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
685,380
CommScope, Inc., Term Loan
578,539
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
562,733
Coral-US Co-Borrower, LLC, Term
Loan
1,270,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,226,845
CSC Holdings, LLC, Term Loan
87,075
2.402%,  (LIBOR 1M +
2.250%), 7/17/2025
b
84,089
Diamond Sports Group, LLC, Term
Loan
913,039
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
704,565
Entercom Media Corporation, Term
Loan
456,914
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
428,928
GCI, LLC, Term Loan
680,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
674,900
Gray Television, Inc., Term Loan
275,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
268,763
HCP Acquisition, LLC, Term Loan
681,085
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
676,120
iHeartCommunications, Inc., Term
Loan
353,221
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
334,401
Mediacom Illinois, LLC, Term Loan
118,087
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
116,907
NEP Group, Inc., Term Loan
707,400
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
606,419
70,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
54,600
Nexstar Broadcasting, Inc., Term
Loan
765,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
747,152

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Communications Services (0.2%) - continued
Nielsen Finance, LLC, Term Loan
$ 249,375
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
$ 248,876
Radiate Holdco, LLC, Term Loan
1,020,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
1,000,875
SBA Senior Finance II, LLC, Term
Loan
475,139
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
462,234
Terrier Media Buyer, Inc., Term
Loan
397,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
386,650
169,575
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
164,700
T-Mobile USA, Inc., Term Loan
763,088
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
761,928
TNS, Inc., Term Loan
388,012
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
384,617
WideOpenWest Finance, LLC,
Term Loan
761,002
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
748,278
Windstream Services, LLC, Term
Loan
799,211
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
481,125
Xplornet Communications, Inc.,
Term Loan
394,013
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
385,888
Ziggo Financing Partnership, Term
Loan
675,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
648,466
Total 13,131,100
Consumer Cyclical (0.1%)
1011778 B.C., LLC, Term Loan
763,078
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
730,327
Boyd Gaming Corporation, Term
Loan
36,325
2.356%,  (LIBOR 1W +
2.250%), 9/15/2023
b
35,276
Caesars Resort Collection, LLC,
Term Loan
575,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
555,674
Cengage Learning, Inc., Term
Loan
280,665
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
233,954
Four Seasons Hotels, Ltd., Term
Loan
437,500
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
424,922
Golden Entertainment, Inc., Term
Loan
936,050
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
895,098
Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Cyclical (0.1%) - continued
Golden Nugget, LLC, Term Loan
$ 302,447
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
$ 268,857
IAA, Inc., Term Loan
222,525
2.438%,  (LIBOR 1M +
2.250%), 6/28/2026
b,c
218,631
LCPR Loan Financing, LLC, Term
Loan
1,120,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
1,117,670
Michaels Stores, Inc., Term Loan
410,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
399,750
Penn National Gaming, Inc., Term
Loan
368,437
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
357,517
Scientific Games International,
Inc., Term Loan
1,806,697
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,695,784
Staples, Inc., Term Loan
98,501
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
92,426
568,782
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
527,721
Stars Group Holdings BV, Term
Loan
536,883
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
535,058
Tenneco, Inc., Term Loan
299,787
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
269,622
Wyndham Hotels & Resorts, Inc.,
Term Loan
303,800
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
292,502
Total 8,650,789
Consumer Non-Cyclical (0.2%)
Bausch Health Americas, Inc.,
Term Loan
758,575
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
742,615
Bellring Brands, LLC, Term Loan
180,316
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
180,392
Change Healthcare Holdings, LLC,
Term Loan
365,142
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
356,985
Chobani, LLC, Term Loan
531,720
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
525,073
Dole Food Company, Inc., Term
Loan
605,878
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
596,160
Endo International plc, Term Loan
303,203
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
288,043
Energizer Holdings, Inc., Term
Loan
217,883
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
214,070

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Consumer Non-Cyclical (0.2%) - continued
Froneri U.S., Inc., Term Loan
$ 215,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
$ 206,170
Global Medical Response, Inc.,
Term Loan
1,519,326
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,513,871
53,488
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
51,705
1,395,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
1,362,301
IQVIA, Inc., Term Loan
174,103
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
171,528
JBS USA LUX SA, Term Loan
801,859
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
779,006
Libbey Glass, Inc., Term Loan
65,089
0.000%,PIK 5.750%, (LIBOR
1M + 5.000%), 4/9/2021
b,g,h
10,197
MPH Acquisition Holdings, LLC,
Term Loan
1,440,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,415,318
Ortho-Clinical Diagnostics SA,
Term Loan
1,314,016
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,255,543
Plantronics, Inc., Term Loan
365,251
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
342,269
Sotera Health Holdings, LLC, Term
Loan
427,850
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
425,711
US Foods, Inc., Term Loan
243,727
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
233,978
Total 10,670,935
Energy (<0.1%)
BCP Raptor II, LLC, Term Loan
439,437
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
306,143
Buckeye Partners, LP, Term Loan
488,448
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
478,679
Calpine Corporation, Term Loan
537,967
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
522,791
Illuminate Buyer, LLC, Term Loan
345,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
341,767
Lealand Finance Company BV,
Term Loan
119,053
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
88,893
Total 1,738,273
Financials (0.1%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
310,410
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
301,312
Principal
Amount Bank Loans (0.9%)
a
Value
Financials (0.1%) - continued
Blackstone CQP Holdco, LP, Term
Loan
$ 711,000
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
b
$ 694,825
BPR Nimbus, LLC, Term Loan
575,066
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
464,573
Delos Finance SARL, Term Loan
305,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
297,527
INEOS U.S. Finance, LLC, Term
Loan
243,747
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
236,366
Level 3 Financing, Inc., Term Loan
680,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
658,111
MoneyGram International, Inc.,
Term Loan
400,016
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
389,516
Newco Financing Partnership,
Term Loan
462,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
448,162
Northriver Midstream Finance, LP,
Term Loan
549,394
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
530,077
Tronox Finance, LLC, Term Loan
847,432
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
832,907
UPC Financing Partnership, Term
Loan
462,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
448,163
Vericast Corporation, Term Loan
153,379
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
124,985
Total 5,426,524
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
820,629
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
744,926
Prime Security Services Borrower,
LLC, Term Loan
1,487,743
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,472,598
Rackspace Technology Global,
Inc., Term Loan
1,307,466
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
1,281,160
SS&C Technologies, Inc., Term
Loan
442,146
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
427,409
313,522
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
303,072
215,544
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
208,539

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (0.9%)
a
Value
Technology (0.1%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 975,100
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 944,979
Total 5,382,683
Transportation (<0.1%)
Delta Air Lines, Inc., Term Loan
443,888
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
442,778
Genesee & Wyoming, Inc., Term
Loan
606,950
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
596,425
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
340,213
SkyMiles IP, Ltd., Term Loan
80,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
80,529
United Airlines, Inc., Term Loan
228,226
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
214,722
Total 1,674,667
Utilities (<0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
130,605
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
130,170
Core and Main, LP, Term Loan
495,975
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
484,969
EnergySolutions, LLC, Term Loan
317,687
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
302,598
Pacific Gas & Electric Company,
Term Loan
758,100
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
741,672
Talen Energy Supply, LLC, Term
Loan
247,950
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
244,437
Total 1,903,846
Total Bank Loans
(cost $58,892,886) 56,896,314
Shares
Registered Investment
Companies ( 45.4% ) Value
Unaffiliated  (0.7%)
21,722 Health Care Select Sector SPDR
Fund 2,291,237
209,950 Invesco Senior Loan ETF 4,564,313
26,599 iShares Dow Jones US Home
Construction Index Fund 1,506,833
25,354 ProShares Ultra S&P 500
i
1,862,758
96,828 SPDR S&P 500 ETF Trust
i
32,426,729
39,518 SPDR S&P Regional Banking ETF 1,410,002
Shares
Registered Investment
Companies (45.4%) Value
Unaffiliated  (0.7%)- continued
286 Utilities Select Sector SPDR Fund $ 16,983
Total 44,078,855
Affiliated  (44.7%)
8,951,571 Thrivent Core Emerging Markets
Debt Fund 87,904,425
4,203,788 Thrivent Core Emerging Markets
Equity Fund
j
42,878,642
21,177,134 Thrivent Core International Equity
Fund 187,841,180
28,116,060 Thrivent Core Low Volatility Equity
Fund 337,673,883
33,286,811 Thrivent Global Stock Portfolio 411,311,809
13,410,056 Thrivent High Yield Portfolio 59,846,397
17,519,840 Thrivent Income Portfolio 194,347,586
54,722,469 Thrivent International Allocation
Portfolio 488,523,896
3,304,897 Thrivent International Index
Portfolio
j
36,858,860
26,680,566 Thrivent Large Cap Value Portfolio 431,406,078
10,357,404 Thrivent Limited Maturity Bond
Portfolio 103,985,228
25,857,777 Thrivent Mid Cap Stock Portfolio 476,882,057
6,600,208 Thrivent Small Cap Stock Portfolio 101,663,662
Total 2,961,123,703
Total Registered Investment
Companies (cost $2,749,128,261) 3,005,202,558
Shares Common Stock ( 31.3% ) Value
Communications Services (1.8%)
129,028 Activision Blizzard, Inc. 10,444,817
29,041 Alphabet, Inc., Class A
j
42,562,490
2,086 Alphabet, Inc., Class C
j
3,065,586
31,005 ANGI Homeservices, Inc.
j
344,000
1,527 AT&T, Inc. 43,535
24,327 Cinemark Holdings, Inc. 243,270
14,095 Comcast Corporation 652,035
5,763 Consolidated Communications
Holdings, Inc.
j
32,791
6,590 Discovery, Inc., Class A
i,j
143,464
4,807 DISH Network Corporation
j
139,547
10,441 EchoStar Corporation
j
259,876
85,194 Facebook, Inc.
j
22,312,309
123,979 Gannett Company, Inc. 161,173
6,302 Hemisphere Media Group, Inc.
j
54,764
691 IAC/InterActiveCorp
j
82,768
35,565 Interpublic Group of Companies,
Inc. 592,869
248,523 Live Nation Entertainment, Inc.
j
13,390,419
1,598 Match Group, Inc.
j
176,819
24,039 Meredith Corporation 315,392
7,793 News Corporation 108,946
5,444 Omnicom Group, Inc. 269,478
118,400 ORBCOMM, Inc.
j
402,560
231,850 QuinStreet, Inc.
j
3,672,504
16,052 RingCentral, Inc.
j
4,408,040
7,652 Scholastic Corporation 160,615
16,397 Take-Two Interactive Software, Inc.
j
2,709,112
4,790 Twitter, Inc.
j
213,155
321,141 Uber Technologies, Inc.
j
11,715,224
11,485 Verizon Communications, Inc. 683,243
19,564 Walt Disney Company 2,427,501
3,951 Windstream Services, LLC Rights
c,j
37,495

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Communications Services (1.8%) - continued
3,649 Zillow Group, Inc.
j
$ 370,519
Total 122,196,316
Consumer Discretionary (5.0%)
9,807 Aaron's, Inc. 555,566
16,369 Adient plc
j
283,675
31,918 Amazon.com, Inc.
j
100,501,164
17,396 American Eagle Outfitters, Inc. 257,635
2,125 American Public Education, Inc.
j
59,904
141,173 Aptiv plc 12,942,741
15,717 At Home Group, Inc.
j
233,555
4,222 AutoNation, Inc.
j
223,470
1,449 AutoZone, Inc.
j
1,706,400
15,418 Beazer Homes USA, Inc.
j
203,518
32,941 Bed Bath & Beyond, Inc.
i
493,456
5,425 Big Lots, Inc. 241,955
19,607 BJ's Restaurants, Inc. 577,230
1,128 Booking Holdings, Inc.
j
1,929,647
48,094 Bright Horizons Family Solutions,
Inc.
j
7,312,212
3,260 Brunswick Corporation 192,047
21,561 Burlington Stores, Inc.
j
4,443,506
15,625 Caesars Entertainment, Inc.
j
875,937
15,013 Camping World Holdings, Inc. 446,637
26,985 Capri Holdings, Ltd.
j
485,730
15,617 Carnival Corporation 237,066
347 Cavco Industries, Inc.
j
62,568
77,672 Cedar Fair, LP 2,180,253
6,423 Century Casinos, Inc.
j
35,198
7,784 Century Communities, Inc.
j
329,497
50,739 Chewy, Inc.
i,j
2,782,019
167,292 Chico's FAS, Inc. 162,691
11,815 Chipotle Mexican Grill, Inc.
j
14,694,434
3,260 Choice Hotels International, Inc. 280,230
4,466 Churchill Downs, Inc. 731,620
256,567 Cooper-Standard Holdings, Inc.
j
3,389,250
7,445 Cracker Barrel Old Country Store,
Inc. 853,644
66,035 Crocs, Inc.
j
2,821,675
24,549 Culp, Inc. 304,899
2,211 D.R. Horton, Inc. 167,218
12,027 Dana, Inc. 148,173
11,715 Darden Restaurants, Inc. 1,180,169
21,648 Dave & Buster's Entertainment,
Inc.
i
328,184
5,171 Deckers Outdoor Corporation
j
1,137,672
10,802 Denny's Corporation
j
108,020
25,365 Designer Brands, Inc. 137,732
9,693 Dick's Sporting Goods, Inc. 561,031
7,853 Dine Brands Global, Inc. 428,695
14,383 Domino's Pizza, Inc. 6,116,802
599 Dorman Products, Inc.
j
54,138
208,782 Duluth Holdings, Inc.
i,j
2,551,316
4,103 Dunkin' Brands Group, Inc. 336,077
3,496 eBay, Inc. 182,142
36,952 Emerald Holding, Inc. 75,382
10,694 Ethan Allen Interiors, Inc. 144,797
44,885 Etsy, Inc.
j
5,459,362
18,798 Express, Inc.
j
11,467
12,085 Extended Stay America, Inc. 144,416
66,866 Five Below, Inc.
j
8,491,982
10,297 Foot Locker, Inc. 340,110
1,733 Fox Factory Holding Corporation
j
128,814
13,498 Gap, Inc. 229,871
14,475 Genuine Parts Company 1,377,586
24,916 Goodyear Tire & Rubber Company 191,106
Shares Common Stock (31.3%) Value
Consumer Discretionary (5.0%) - continued
8,124 Grand Canyon Education, Inc.
j
$ 649,433
5,315 Harley-Davidson, Inc. 130,430
4,746 Helen of Troy, Ltd.
j
918,446
86,072 Home Depot, Inc. 23,903,055
2,762 Hovnanian Enterprises, Inc.
j
89,820
8,243 Jack in the Box, Inc. 653,752
15,058 KB Home 578,077
31,527 Knoll, Inc. 380,216
47,441 Kohl's Corporation 879,082
32,577 L Brands, Inc. 1,036,274
20,824 Lear Corporation 2,270,857
70,272 Leggett & Platt, Inc. 2,893,098
9,045 Lithia Motors, Inc. 2,061,717
10,554 Lowe's Companies, Inc. 1,750,486
1,029 Lululemon Athletica, Inc.
j
338,922
48,165 Macy's, Inc.
i
274,540
1,870 Madison Square Garden Sports
Corporation
j
281,398
16,286 Marcus Corporation 125,891
2,508 Marriott Vacations Worldwide
Corporation 227,751
34,535 Mattel, Inc.
j
404,059
10,892 McDonald's Corporation 2,390,685
97 Mercadolibre, Inc.
j
105,001
7,606 Meritage Homes Corporation
j
839,626
36,882 Michaels Companies, Inc.
j
356,096
26,452 Miller Industries, Inc. 808,638
12,814 Modine Manufacturing Company
j
80,087
9,920 Mohawk Industries, Inc.
j
968,093
1,131 Netflix, Inc.
j
565,534
123,304 NIKE, Inc. 15,479,584
18,128 Nordstrom, Inc.
i
216,086
37,661 Norwegian Cruise Line Holdings,
Ltd.
j
644,380
1,470 NVR, Inc.
j
6,002,186
5,279 Office Depot, Inc. 102,677
75,031 Ollie's Bargain Outlet Holdings,
Inc.
j
6,553,958
5,997 Overstock.com, Inc.
j
435,682
6,401 Park Hotels & Resorts, Inc. 63,946
58,632 Party City Holdco, Inc.
i,j
152,443
41,836 Penn National Gaming, Inc.
j
3,041,477
153,786 Planet Fitness, Inc.
j
9,476,293
195,860 Playa Hotels and Resorts NV
i,j
820,653
5,824 Polaris, Inc. 549,436
2,860 Pool Corporation 956,784
24,382 PulteGroup, Inc. 1,128,643
6,945 PVH Corporation 414,200
38,189 Qurate Retail, Inc. 274,197
2,937 Red Robin Gourmet Burgers, Inc.
j
38,651
109,173 Red Rock Resorts, Inc. 1,866,858
1,060 RH
j
405,577
5,510 Royal Caribbean Cruises, Ltd. 356,662
40,611 Ruth's Hospitality Group, Inc. 449,158
13,516 Sally Beauty Holdings, Inc.
j
117,454
3,081 SeaWorld Entertainment, Inc.
j
60,757
36,328 Six Flags Entertainment
Corporation 737,458
55,465 Skyline Corporation
j
1,484,798
26,497 Sleep Number Corporation
j
1,295,968
2,963 Sony Corporation ADR 227,410
25,779 Standard Motor Products, Inc. 1,151,032
101,329 Stoneridge, Inc.
j
1,861,414
961 Strategic Education, Inc. 87,903
68,929 Taylor Morrison Home Corporation
j
1,694,964
31,635 Tenneco, Inc.
j
219,547

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Consumer Discretionary (5.0%) - continued
11,280 Tesla, Inc.
j
$ 4,839,233
151,537 Texas Roadhouse, Inc. 9,211,934
18,293 Thor Industries, Inc. 1,742,591
35,419 Toll Brothers, Inc. 1,723,488
16,074 TopBuild Corporation
j
2,743,671
16,807 Tri Pointe Homes, Inc.
j
304,879
1,316 Tupperware Brands Corporation
j
26,531
10,634 Ulta Beauty, Inc.
j
2,381,803
6,507 Urban Outfitters, Inc.
j
135,411
5,401 Vail Resorts, Inc. 1,155,652
1,485 Wayfair, Inc.
j
432,150
1,737 Whirlpool Corporation 319,417
8,224 Williams-Sonoma, Inc. 743,779
26,741 Wingstop, Inc. 3,654,158
4,704 Workhorse Group, Inc.
i,j
118,917
4,647 Wyndham Destinations, Inc. 142,942
3,970 YETI Holdings, Inc.
j
179,920
4,165 Yum! Brands, Inc. 380,264
72,107 Zumiez, Inc.
j
2,006,017
Total 329,435,348
Consumer Staples (0.7%)
110,685 BJ's Wholesale Club Holdings,
Inc.
j
4,598,962
31,874 Casey's General Stores, Inc. 5,662,416
90,242 Celsius Holdings, Inc.
j
2,049,396
32,761 Colgate-Palmolive Company 2,527,511
5,119 Costco Wholesale Corporation 1,817,245
301,099 Cott Corporation 4,275,606
161,285 e.l.f. Beauty, Inc.
j
2,962,805
10,950 Hain Celestial Group, Inc.
j
375,585
20,170 John B. Sanfilippo & Son, Inc. 1,520,415
940 Kimberly-Clark Corporation 138,800
31,659 Lamb Weston Holdings, Inc. 2,098,042
2,880 McCormick & Company, Inc. 559,008
1,729 Medifast, Inc. 284,334
31,579 Monster Beverage Corporation
j
2,532,636
19,863 PepsiCo, Inc. 2,753,012
7,906 Philip Morris International, Inc. 592,871
15,914 Procter & Gamble Company 2,211,887
6,322 Seneca Foods Corporation
j
225,885
5,970 Simply Good Foods Company
j
131,638
7,458 TreeHouse Foods, Inc.
j
302,273
225,034 Turning Point Brands, Inc. 6,278,449
2,668 Vector Group, Ltd. 25,853
10,140 Wal-Mart Stores, Inc. 1,418,687
Total 45,343,316
Energy (0.4%)
64,948 Abraxas Petroleum Corporation
j
9,482
43,024 Antero Midstream Corporation 231,039
42,625 Apache Corporation 403,659
125,539 Archrock, Inc. 675,400
7,460 BP plc ADR 130,252
65,811 Centennial Resource
Development, Inc.
j
39,644
14,237 ChampionX Corporation
j
113,754
9,594 Chevron Corporation 690,768
56,329 Cimarex Energy Company 1,370,485
37,546 CNX Resources Corporation
j
354,434
28,584 Concho Resources, Inc. 1,261,126
2,028 ConocoPhillips 66,599
30,182 Continental Resources, Inc.
i
370,635
36,535 Core Laboratories NV 557,524
13,505 Delek US Holdings, Inc. 150,311
145,564 Devon Energy Corporation 1,377,035
Shares Common Stock (31.3%) Value
Energy (0.4%) - continued
47,636 Diamondback Energy, Inc. $ 1,434,796
103,173 EnLink Midstream, LLC 242,457
5,205 Enterprise Products Partners, LP 82,187
15,181 EOG Resources, Inc. 545,605
73,820 EQT Corporation 954,493
57,274 Equitrans Midstream Corporation 484,538
5,593 Evolution Petroleum Corporation 12,528
41,375 Exterran Corporation
j
172,120
17,603 Exxon Mobil Corporation 604,311
54,606 Frank's International NV
j
84,093
63,400 Gran Tierra Energy, Inc.
j
14,728
4,220 Halliburton Company 50,851
218,372 Helmerich & Payne, Inc. 3,199,150
26,016 Liberty Oilfield Services, Inc. 207,868
114,484 Marathon Oil Corporation 468,240
4,095 Marathon Petroleum Corporation 120,147
52,642 McDermott International, Inc.
j
126,341
3,543 Nabors Industries, Ltd. 86,591
31,504 NexTier Oilfield Solutions, Inc.
j
58,282
235,222 Nine Energy Service, Inc.
j
265,801
62,856 Oceaneering International, Inc.
j
221,253
127,745 Patterson-UTI Energy, Inc. 364,073
12,844 PBF Energy, Inc. 73,082
6,156 PDC Energy, Inc.
j
76,304
19,866 Peabody Energy Corporation 45,692
2,924 Pioneer Natural Resources
Company 251,435
35,829 Plains GP Holdings, LP 218,199
18,127 ProPetro Holding Corporation
j
73,596
81,045 QEP Resources, Inc. 73,167
36,800 Range Resources Corporation 243,616
22,606 RPC, Inc.
j
59,680
17,592 Schlumberger, Ltd. 273,731
85,577 SEACOR Holdings, Inc.
j
2,488,579
69,759 SM Energy Company 110,917
122,286 Southwestern Energy Company
j
287,372
66,646 Talos Energy, Inc.
j
429,867
33,427 Targa Resources Corporation 468,981
106,878 TechnipFMC plc 674,400
2,222 Valero Energy Corporation 96,257
191,618 WPX Energy, Inc.
j
938,928
Total 24,486,403
Financials (3.0%)
546 1st Source Corporation 16,839
4,116 Aflac, Inc. 149,617
31,289 AG Mortgage Investment Trust,
Inc. 86,358
95,661 Air Lease Corporation 2,814,347
4,177 Alleghany Corporation 2,173,920
8,600 Ally Financial, Inc. 215,602
6,894 American Equity Investment Life
Holding Company 151,599
100,116 American Express Company 10,036,629
82,723 American Financial Group, Inc. 5,540,787
3,077 American International Group, Inc. 84,710
6,980 Ameriprise Financial, Inc. 1,075,688
55,413 Ameris Bancorp 1,262,308
4,647 Aon plc 958,676
56,391 Apollo Commercial Real Estate
Finance, Inc. 508,083
7,028 Argo Group International Holdings,
Ltd. 241,974
46,211 Arthur J. Gallagher & Company 4,878,957
11,314 Artisan Partners Asset
Management, Inc. 441,133

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Financials (3.0%) - continued
107,007 Associated Banc-Corp $ 1,350,428
182,430 Assured Guaranty, Ltd. 3,918,596
23,154 Bancorp, Inc.
j
200,051
29,333 Bank of America Corporation 706,632
5,278 Bank of Marin Bancorp 152,851
70,366 Bank of N.T. Butterfield & Son, Ltd. 1,567,754
24,740 BankFinancial Corporation 178,623
31,056 Banner Corporation 1,001,867
7,764 Berkshire Hathaway, Inc.
j
1,653,266
117,402 Berkshire Hills Bancorp, Inc. 1,186,934
4,851 BlackRock, Inc. 2,733,781
11,416 Blackstone Mortgage Trust, Inc. 250,810
177,894 Boston Private Financial Holdings,
Inc. 981,975
2,895 Bridge Bancorp, Inc. 50,460
178,390 Bridgewater Bancshares, Inc.
j
1,692,921
16,449 Brighthouse Financial, Inc.
j
442,643
64,559 BrightSphere Investment Group 832,811
37,842 Brookline Bancorp, Inc. 327,144
9,472 Brown & Brown, Inc. 428,797
10,993 Byline Bancorp, Inc. 124,001
3,817 Capital One Financial Corporation 274,290
215 Cboe Global Markets, Inc. 18,864
30,068 Central Pacific Financial
Corporation 408,023
226,940 Charles Schwab Corporation 8,222,036
1,879 Chubb, Ltd. 218,189
6,205 Cincinnati Financial Corporation 483,804
38,752 CIT Group, Inc. 686,298
7,759 Citigroup, Inc. 334,490
14,933 Citizens Financial Group, Inc. 377,506
15,194 Cohen & Steers, Inc. 846,914
98,271 Columbia Banking System, Inc. 2,343,763
1,474 Comerica, Inc. 56,380
34,987 Community Trust Bancorp, Inc. 988,733
6,128 Cullen/Frost Bankers, Inc. 391,886
1,601 Customers Bancorp, Inc.
j
17,931
1,147 Diamond Hill Investment Group,
Inc. 144,889
22,338 Discover Financial Services 1,290,690
13,091 East West Bancorp, Inc. 428,599
10,551 Ellington Residential Mortgage
REIT 117,116
5,189 Encore Capital Group, Inc.
j
200,243
11,419 Enterprise Financial Services
Corporation 311,396
55,117 Essent Group, Ltd. 2,039,880
37,123 Evercore, Inc. 2,430,072
595,911 Everi Holdings, Inc.
j
4,916,266
40,854 F.N.B. Corporation 276,990
5,505 FactSet Research Systems, Inc. 1,843,514
8,373 FBL Financial Group, Inc. 403,579
3,260 Federal Agricultural Mortgage
Corporation 207,532
28,819 Financial Institutions, Inc. 443,813
10,923 First American Financial
Corporation 556,090
10,815 First Bancorp 226,358
76,503 First BanCorp 399,346
139 First Bancshares, Inc. 2,915
48,797 First Busey Corporation 775,384
2,518 First Citizens BancShares, Inc. 802,688
11,214 First Commonwealth Financial
Corporation 86,796
60,404 First Financial Bancorp 725,150
18,822 First Financial Corporation 591,011
Shares Common Stock (31.3%) Value
Financials (3.0%) - continued
100,660 First Interstate BancSystem, Inc. $ 3,206,021
5,154 First Merchants Corporation 119,367
1,557 First Mid-Illinois Bancshares, Inc. 38,847
39,766 First Midwest Bancorp, Inc. 428,677
3,956 First of Long Island Corporation 58,588
18,036 First Republic Bank 1,967,006
6,458 Flagstar Bancorp, Inc. 191,351
4,294 Flushing Financial Corporation 45,173
178,771 Fulton Financial Corporation 1,667,933
32,838 Glacier Bancorp, Inc. 1,052,458
398 Goldman Sachs Group, Inc. 79,986
47,928 Granite Point Mortgage Trust, Inc. 339,810
38,310 Great Southern Bancorp, Inc. 1,387,588
44,248 Great Western Bancorp, Inc. 550,888
37,773 Hamilton Lane, Inc. 2,439,758
106,277 Hancock Whitney Corporation 1,999,070
13,509 Hanmi Financial Corporation 110,909
27,866 Hanover Insurance Group, Inc. 2,596,554
3,865 Hartford Financial Services Group,
Inc. 142,464
112,936 Heartland Financial USA, Inc. 3,387,515
275,565 Heritage Commerce Corporation 1,833,885
34,380 Hometrust Bancshares, Inc. 466,880
72,431 Hope Bancorp, Inc. 549,389
43,756 Horizon Bancorp, Inc. 441,498
18,308 Houlihan Lokey, Inc. 1,081,087
39,708 Independent Bank Corporation 499,130
39,798 Interactive Brokers Group, Inc. 1,923,437
4,270 International Bancshares
Corporation 111,276
16,545 J.P. Morgan Chase & Company 1,592,787
1,890 Julius Baer Group, Ltd. 80,273
44,371 Kemper Corporation 2,965,314
14,354 KeyCorp 171,243
31,475 Ladder Capital Corporation 224,102
14,858 Lakeland Bancorp, Inc. 147,837
4,833 Lincoln National Corporation 151,418
10,826 Loews Corporation 376,203
223 Markel Corporation
j
217,135
703 MarketAxess Holdings, Inc. 338,558
4,805 Marsh & McLennan Companies,
Inc. 551,133
8,933 Mercantile Bank Corporation 160,973
42,292 Meridian Bancorp, Inc. 437,722
2,811 Meta Financial Group, Inc. 54,027
3,581 MetLife, Inc. 133,106
12,674 Midland States Bancorp, Inc. 162,861
49,894 MidWestOne Financial Group, Inc. 891,606
1,526 Moody's Corporation 442,311
5,713 Morgan Stanley 276,224
948 Morningstar, Inc. 152,258
22,476 Mr. Cooper Group, Inc.
j
501,664
11,443 MSCI, Inc. 4,082,634
577 National Western Life Group, Inc. 105,458
14,093 Northern Trust Corporation 1,098,831
18,062 OFG Bancorp 225,053
8,241 Old Republic International
Corporation 121,472
21,799 Old Second Bancorp, Inc. 163,384
39,747 PacWest Bancorp 678,879
1,734 Peapack-Gladstone Financial
Corporation 26,270
7,641 Peoples Bancorp, Inc. 145,867
105,672 Popular, Inc. 3,832,723
51,029 Premier Financial Corporation 794,777
30,465 Primerica, Inc. 3,446,810

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Financials (3.0%) - continued
55,635 Prosight Global, Inc.
j
$ 630,901
28,939 QCR Holdings, Inc. 793,218
44,238 Radian Group, Inc. 646,317
10,529 Raymond James Financial, Inc. 766,090
46,387 Redwood Trust, Inc. 348,830
32,340 Reinsurance Group of America,
Inc. 3,078,445
31,882 S&P Global, Inc. 11,496,649
3,749 Safety Insurance Group, Inc. 259,018
88,701 Santander Consumer USA
Holdings, Inc. 1,613,471
170,573 Seacoast Banking Corporation of
Florida
j
3,075,431
50,041 SEI Investments Company 2,538,080
22,669 Selective Insurance Group, Inc. 1,167,227
477 Signature Bank 39,586
32,260 Simmons First National
Corporation 511,482
4,553 Southside Bancshares, Inc. 111,230
34,509 Starwood Property Trust, Inc. 520,741
18,310 State Auto Financial Corporation 251,946
13,639 Sterling Bancorp 143,482
11,089 SVB Financial Group
j
2,668,235
235,819 Synovus Financial Corporation 4,992,288
22,612 T. Rowe Price Group, Inc. 2,899,311
3,958 TCF Financial Corporation 92,459
9,468 Territorial Bancorp, Inc. 191,538
6,674 Texas Capital Bancshares, Inc.
j
207,762
28,693 TMX Group, Ltd. 2,950,861
493 Torchmark Corporation 39,391
8,327 Towne Bank 136,563
43,543 TPG RE Finance Trust, Inc. 368,374
18,227 TriCo Bancshares 446,379
103,966 Triumph Bancorp, Inc.
j
3,237,501
4,568 Truist Financial Corporation 173,812
57,965 TrustCo Bank Corporation 302,577
41,388 Two Harbors Investment
Corporation 210,665
22,021 United Bankshares, Inc. 472,791
3,138 Univest Financial Corporation 45,093
58,445 Valley National Bancorp 400,348
3,661 Walker & Dunlop, Inc. 194,033
2,206 Washington Federal, Inc. 46,017
12,499 Washington Trust Bancorp, Inc. 383,219
59,016 Webster Financial Corporation 1,558,613
11,918 Wells Fargo & Company 280,192
13,168 WesBanco, Inc. 281,268
118,064 Western Alliance Bancorp 3,733,184
72,776 Western Asset Mortgage Capital
Corporation 148,463
1,387 Westwood Holdings Group, Inc. 15,451
51,116 Wintrust Financial Corporation 2,047,196
23,842 Zions Bancorporations NA 696,663
Total 195,988,845
Health Care (5.0%)
26,963 Abbott Laboratories 2,934,383
7,262 AbbVie, Inc. 636,079
4,579 Acadia Healthcare Company, Inc.
j
134,989
168,752 ACADIA Pharmaceuticals, Inc.
j
6,961,020
2,635 Acceleron Pharma, Inc.
j
296,517
40,842 ADMA Biologics, Inc.
j
97,612
18,401 Adverum Biotechnologies, Inc.
j
189,530
17,151 Agile Therapeutics, Inc.
i,j
52,139
25,626 Agilent Technologies, Inc. 2,586,688
57,588 Agios Pharmaceuticals, Inc.
j
2,015,580
Shares Common Stock (31.3%) Value
Health Care (5.0%) - continued
23,747 Akebia Therapeutics, Inc.
j
$ 59,605
1,378 Alexion Pharmaceuticals, Inc.
j
157,685
930 Align Technology, Inc.
j
304,445
8,799 Alkermes plc
j
145,799
9,033 AmerisourceBergen Corporation 875,478
36,389 Amgen, Inc. 9,248,628
52,992 AMN Healthcare Services, Inc.
j
3,097,912
16,674 AnaptysBio, Inc.
j
245,941
9,683 Anavex Life Sciences Corporation
i,j
44,058
1,988 Anthem, Inc. 533,957
15,788 Arena Pharmaceuticals, Inc.
j
1,180,784
17,958 Argenx SE ADR
j
4,714,334
5,229 Assembly Biosciences, Inc.
j
85,965
11,175 Atara Biotherapeutics, Inc.
j
144,828
473 Atrion Corporation 296,098
3,008 AVROBIO, Inc.
j
39,164
68,039 Axonics Modulation Technologies,
Inc.
i,j
3,472,711
2,524 Axsome Therapeutics, Inc.
j
179,835
10,992 Baxter International, Inc. 883,977
4,486 Becton, Dickinson and Company 1,043,802
637 Biogen, Inc.
j
180,704
75,219 Biohaven Pharmaceutical Holding
Company, Ltd.
j
4,889,987
3,641 Bio-Rad Laboratories, Inc.
j
1,876,790
27,664 Bio-Techne Corporation 6,853,203
6,184 Bluebird Bio, Inc.
j
333,627
4,200 Bruker Corporation 166,950
8,042 Cantel Medical Corporation 353,365
120,161 Catalent, Inc.
j
10,292,991
3,987 Centene Corporation
j
232,562
79,387 Cerner Corporation 5,738,886
10,635 Charles River Laboratories
International, Inc.
j
2,408,296
3,832 Chemed Corporation 1,840,701
1,427 Cigna Holding Company 241,748
13,109 Clovis Oncology, Inc.
i,j
76,425
27,623 CryoLife, Inc.
j
510,197
2,533 CVS Health Corporation 147,927
18,582 CytomX Therapeutics, Inc.
j
123,570
5,871 Danaher Corporation 1,264,202
2,800 Deciphera Pharmaceuticals, Inc.
j
143,640
14,878 Dexcom, Inc.
j
6,133,158
29,859 Dynavax Technologies
Corporation
j
128,991
7,907 Editas Medicine, Inc.
j
221,870
112,675 Edwards Lifesciences Corporation
j
8,993,718
10,391 Eli Lilly and Company 1,538,076
1,235 Encompass Health Corporation 80,250
7,832 Gilead Sciences, Inc. 494,904
3,680 GlaxoSmithKline plc ADR 138,515
20,041 Global Blood Therapeutics, Inc.
j
1,105,061
85,558 Guardant Health, Inc.
j
9,563,673
13,863 Haemonetics Corporation
j
1,209,547
159,596 Halozyme Therapeutics, Inc.
j
4,194,183
1,379 HCA Healthcare, Inc. 171,934
3,314 HealthStream, Inc.
j
66,512
23,288 Hill-Rom Holdings, Inc. 1,944,781
17,936 Humana, Inc. 7,423,531
130 ICU Medical, Inc.
j
23,759
1,094 IDEXX Laboratories, Inc.
j
430,062
31,850 ImmunoGen, Inc.
j
114,660
2,920 Incyte Corporation
j
262,041
7,581 Insmed, Inc.
j
243,653
39,022 Inspire Medical Systems, Inc.
j
5,035,789
20,071 Insulet Corporation
j
4,748,598

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Health Care (5.0%) - continued
20,559 Intuitive Surgical, Inc.
j
$ 14,587,433
16,407 Invitae Corporation
i,j
711,243
9,667 Iovance Biotherapeutics, Inc.
j
318,238
12,431 IQVIA Holding, Inc.
j
1,959,499
1,860 Jazz Pharmaceuticals, Inc.
j
265,217
37,185 Johnson & Johnson 5,536,103
5,282 Laboratory Corporation of America
Holdings
j
994,442
96,843 LHC Group, Inc.
j
20,584,948
13,194 Ligand Pharmaceuticals, Inc.
i,j
1,257,652
10,294 MacroGenics, Inc.
j
259,306
836 Masimo Corporation
j
197,346
31,293 Medtronic plc 3,251,969
18,308 Merck & Company, Inc. 1,518,649
6,859 Mersana Therapeutics, Inc.
j
127,715
6,514 Mesa Laboratories, Inc.
i
1,659,507
2,102 Mettler-Toledo International, Inc.
j
2,030,006
1,082 Mirati Therapeutics, Inc.
j
179,666
12,264 Molina Healthcare, Inc.
j
2,244,803
25,196 MyoKardia, Inc.
j
3,434,971
9,505 Myovant Sciences, Ltd.
j
133,545
76,948 Natera, Inc.
j
5,558,724
19,418 National Healthcare Corporation 1,209,936
4,136 Nektar Therapeutics
j
68,616
3,915 Neogen Corporation
j
306,349
8,617 Neurocrine Biosciences, Inc.
j
828,611
55,364 Nevro Corporation
j
7,712,205
72,842 Novo Nordisk AS ADR 5,057,420
257,987 Optinose, Inc.
j
1,006,149
7,293 Orthifix Medical, Inc.
j
227,104
9,004 PerkinElmer, Inc. 1,130,092
2,440 Pfizer, Inc. 89,548
40,925 PRA Health Sciences, Inc.
j
4,151,432
4,367 Precision BioSciences, Inc.
j
26,901
7,048 Quest Diagnostics, Inc. 806,926
615 Quidel Corporation
j
134,919
2,830 Reata Pharmaceuticals, Inc.
j
275,699
24,259 Repligen Corporation
j
3,579,173
983 Replimune Group, Inc.
j
22,629
14,073 Retrophin, Inc.
j
259,788
11,113 Sage Therapeutics, Inc.
j
679,227
9,098 Sarepta Therapeutics, Inc.
j
1,277,632
84,337 Silk Road Medical, Inc.
j
5,668,290
23,411 Spectrum Pharmaceuticals, Inc.
j
95,517
1,126 STERIS plc 198,390
41,139 Stryker Corporation 8,572,133
1,770 Surmodics, Inc.
j
68,871
66,992 Syneos Health, Inc.
j
3,561,295
144,322 Tactile Systems Technology, Inc.
j
5,280,742
19,759 Teladoc Health, Inc.
i,j
4,331,963
19,675 Teleflex, Inc. 6,697,763
14,263 Tenet Healthcare Corporation
j
349,586
31,778 Thermo Fisher Scientific, Inc. 14,030,623
10,459 Tilray, Inc.
i,j
50,726
4,216 U.S. Physical Therapy, Inc. 366,286
2,492 uniQure B.V.
j
91,780
3,661 United Therapeutics Corporation
j
369,761
14,983 UnitedHealth Group, Inc. 4,671,250
1,291 Universal Health Services, Inc. 138,163
104,799 VBI Vaccines, Inc.
i,j
299,725
63,590 Veeva Systems, Inc.
j
17,880,872
32,898 Vertex Pharmaceuticals, Inc.
j
8,952,204
3,321 Viking Therapeutics, Inc.
j
19,328
4,164 Waters Corporation
j
814,812
1,056 West Pharmaceutical Services,
Inc. 290,294
Shares Common Stock (31.3%) Value
Health Care (5.0%) - continued
994 Zimmer Biomet Holdings, Inc. $ 135,323
100,671 Zoetis, Inc. 16,647,963
24,409 Zymeworks, Inc.
j
1,136,971
Total 330,984,549
Industrials (3.9%)
3,082 3M Company 493,675
55,791 A.O. Smith Corporation 2,945,765
1,548 Acuity Brands, Inc. 158,438
10,011 AECOM
j
418,860
12,220 Aegion Corporation
j
172,669
75,998 Aerojet Rocketdyne Holdings, Inc.
j
3,031,560
30,612 AGCO Corporation 2,273,553
19,240 Allegion plc 1,903,028
176,278 Altra Industrial Motion Corporation 6,516,998
16,477 American Airlines Group, Inc.
i
202,502
49,241 AMETEK, Inc. 4,894,555
11,720 Arconic, Inc. 195,958
132,612 ASGN, Inc.
j
8,428,819
5,670 Avis Budget Group, Inc.
j
149,234
50,366 AZZ, Inc. 1,718,488
5,778 Bloom Energy Corporation
j
103,831
6,152 Boeing Company 1,016,680
32,280 BWX Technologies, Inc. 1,817,687
5,162 Carlisle Companies, Inc. 631,674
7,371 Carrier Global Corporation 225,110
73,215 CBIZ, Inc.
j
1,674,427
52,652 Chart Industries, Inc.
j
3,699,856
3,752 Cintas Corporation 1,248,778
25,091 Copart, Inc.
j
2,638,570
8,226 CRA International, Inc. 308,228
51,861 Crane Company 2,599,792
30,107 CSW Industrials, Inc. 2,325,766
1,730 CSX Corporation 134,369
76,808 Curtiss-Wright Corporation 7,163,114
4,912 Delta Air Lines, Inc. 150,209
7,647 Douglas Dynamics, Inc. 261,527
7,126 Eaton Corporation plc 727,066
42,146 EMCOR Group, Inc. 2,853,706
34,909 Emerson Electric Company 2,288,983
22,158 Encore Wire Corporation 1,028,574
18,050 Expeditors International of
Washington, Inc. 1,633,886
243 Exponent, Inc. 17,503
42,701 Fluor Corporation 376,196
38,148 Forrester Research, Inc.
j
1,250,873
82,403 Forward Air Corporation 4,728,284
30,933 FuelCell Energy, Inc.
i,j
66,197
13,022 Generac Holdings, Inc.
j
2,521,580
16,762 General Dynamics Corporation 2,320,364
17,264 Gorman-Rupp Company 508,597
1,579 Heico Corporation 165,258
57,980 Helios Technologies, Inc. 2,110,472
65,229 Honeywell International, Inc. 10,737,346
21,982 Hubbell, Inc. 3,008,017
6,741 ICF International, Inc. 414,774
47,613 IDEX Corporation 8,685,087
8,376 Illinois Tool Works, Inc. 1,618,327
4,266 JB Hunt Transport Services, Inc. 539,137
7,096 Johnson Controls International plc 289,872
1,005 Kansas City Southern 181,734
258 L3Harris Technologies, Inc. 43,819
28,370 Landstar System, Inc. 3,560,151
14,202 Lennox International, Inc. 3,871,607
106,430 Lincoln Electric Holdings, Inc. 9,795,817

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Industrials (3.9%) - continued
9,324 Linde Public Limited Company $ 2,220,324
23,142 Lockheed Martin Corporation 8,869,866
68,187 Manpower, Inc. 5,000,153
5,655 Masonite International Corporation
j
556,452
56,797 Mercury Systems, Inc.
j
4,399,496
371,479 Meritor, Inc.
j
7,778,770
82,522 Middleby Corporation
j
7,403,049
11,440 MSC Industrial Direct Company,
Inc. 723,923
33,754 NAPCO Security Technologies,
Inc.
j
793,219
12,083 Nordson Corporation 2,317,761
29,445 Norfolk Southern Corporation 6,300,936
4,197 Nutrien, Ltd. 164,648
24,658 Old Dominion Freight Line, Inc. 4,461,125
1,678 Otis Worldwide Corporation 104,741
11,026 Parker-Hannifin Corporation 2,231,001
16,968 Quad/Graphics, Inc. 51,413
133,744 Raven Industries, Inc. 2,878,171
3,365 Raytheon Technologies
Corporation 193,622
23,876 Regal-Beloit Corporation 2,241,240
2,353 Republic Services, Inc. 219,653
135,088 Ritchie Brothers Auctioneers, Inc. 8,003,964
11,210 Rockwell Automation, Inc. 2,473,823
10,024 Roper Industries, Inc. 3,960,583
7,353 Ryder System, Inc. 310,591
49,435 Saia, Inc.
j
6,235,731
14,476 Simpson Manufacturing Company,
Inc. 1,406,488
18,028 SiteOne Landscape Supply, Inc.
j
2,198,515
6,211 Snap-On, Inc. 913,824
90,454 Southwest Airlines Company 3,392,025
1,772 SP Plus Corporation
j
31,807
2,700 Spirit Aerosystems Holdings, Inc. 51,057
6,253 Spirit Airlines, Inc.
j
100,673
4,645 SPX FLOW, Inc.
j
198,899
46,496 Standex International Corporation 2,752,563
152,113 Summit Materials, Inc.
j
2,515,949
6,448 Teledyne Technologies, Inc.
j
2,000,234
7,179 Thermon Group Holdings, Inc.
j
80,620
3,589 Timken Company 194,596
28,490 Toro Company 2,391,735
76,418 Trex Company, Inc.
j
5,471,529
67,944 TriMas Corporation
j
1,549,123
6,918 UniFirst Corporation 1,310,062
11,568 Union Pacific Corporation 2,277,392
18,164 United Airlines Holdings, Inc.
j
631,199
384 United Parcel Service, Inc. 63,986
39,975 United Rentals, Inc.
j
6,975,637
35,657 Valmont Industries, Inc. 4,427,886
17,736 Verisk Analytics, Inc. 3,286,658
12,601 Waste Connections, Inc. 1,307,984
9,898 Watsco, Inc. 2,305,145
115,294 Willdan Group, Inc.
j
2,941,150
13,212 XPO Logistics, Inc.
j
1,118,528
Total 256,636,466
Information Technology (8.9%)
16,577 Accenture plc 3,746,236
41,533 Adobe, Inc.
j
20,369,029
11,298 ADTRAN, Inc. 115,861
25,288 Advanced Energy Industries, Inc.
j
1,591,627
3,406 Advanced Micro Devices, Inc.
j
279,258
102,212 Agilysys, Inc.
j
2,469,442
2,530 Akamai Technologies, Inc.
j
279,666
Shares Common Stock (31.3%) Value
Information Technology (8.9%) - continued
21,458 Alliance Data Systems Corporation $ 900,807
5,254 American Software, Inc. 73,766
76,684 Amphenol Corporation 8,302,577
2,390 Analog Devices, Inc. 279,009
98,096 Anaplan, Inc.
j
6,138,848
5,858 ANSYS, Inc.
j
1,916,913
675,086 Apple, Inc. 78,181,710
6,202 Aspen Technology, Inc.
j
785,111
16,849 Atlassian Corporation plc
j
3,062,980
3,173 Automatic Data Processing, Inc. 442,602
45,146 Avalara, Inc.
j
5,748,892
11,801 Avnet, Inc. 304,938
33,146 Bandwidth, Inc.
j
5,786,297
36,111 Benchmark Electronics, Inc. 727,637
70,173 Blackline, Inc.
j
6,289,606
112 Broadcom, Ltd. 40,804
11,440 Broadridge Financial Solutions,
Inc. 1,510,080
2,916 CACI International, Inc.
j
621,575
1,537 Cadence Design Systems, Inc.
j
163,890
51,253 CDK Global, Inc. 2,234,118
62,705 CDW Corporation 7,495,129
3,121 Ceridian HCM Holding, Inc.
j
257,951
187,376 Change Healthcare, Inc.
j
2,718,826
50,260 Ciena Corporation
j
1,994,819
45,518 Cisco Systems, Inc. 1,792,954
33,413 Cognex Corporation 2,175,186
53,593 Computer Services, Inc. 3,322,766
29,722 Coupa Software, Inc.
j
8,150,961
15,714 Cree, Inc.
j
1,001,610
21,814 CTS Corporation 480,562
53,113 Descartes Systems Group, Inc.
j
3,026,379
30,530 DocuSign, Inc.
j
6,571,277
130,491 Dolby Laboratories, Inc. 8,648,943
4,503 Domo, Inc.
j
172,600
7,265 Dropbox, Inc.
j
139,924
6,439 DSP Group, Inc.
j
84,866
67,336 Elastic NV
j
7,264,881
45,761 Endava plc ADR
j
2,889,807
5,628 EPAM Systems, Inc.
j
1,819,420
13,411 ePlus, Inc.
j
981,685
59,395 Euronet Worldwide, Inc.
j
5,410,884
119,464 Eventbrite, Inc.
i,j
1,296,184
20,592 ExlService Holdings, Inc.
j
1,358,454
5,152 eXp World Holdings, Inc.
j
207,832
7,751 F5 Networks, Inc.
j
951,590
4,878 Fair Isaac Corporation
j
2,075,004
46,225 Five9, Inc.
j
5,994,458
2,791 FLIR Systems, Inc. 100,057
3,086 Gartner, Inc.
j
385,596
33,713 Global Payments, Inc. 5,986,755
34,465 Guidewire Software, Inc.
j
3,593,666
55,755 Health Catalyst, Inc.
i,j
2,040,633
13,834 II-VI, Inc.
j
561,107
25,305 Inphi Corporation
j
2,840,486
5,333 Intel Corporation 276,143
6,952 InterDigital, Inc. 396,681
1,107 International Business Machines
Corporation 134,689
6,579 Intuit, Inc. 2,146,136
5,669 Jack Henry & Associates, Inc. 921,723
26,408 Juniper Networks, Inc. 567,772
175 KLA-Tencor Corporation 33,904
14,056 Lam Research Corporation 4,663,078
161,072 Lattice Semiconductor
Corporation
j
4,664,645

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Information Technology (8.9%) - continued
14,633 Littelfuse, Inc. $ 2,595,016
68,222 Lumentum Holdings, Inc.
j
5,125,519
4,846 Manhattan Associates, Inc.
j
462,745
8,606 ManTech International Corporation 592,781
99,042 MasterCard, Inc. 33,493,033
5,507 MaxLinear, Inc.
j
127,983
139,273 Medallia, Inc.
i,j
3,818,866
2,091 Methode Electronics, Inc. 59,593
1,155 Microchip Technology, Inc. 118,688
335,882 Microsoft Corporation 70,646,061
9,666 MicroStrategy, Inc.
j
1,455,313
58,534 MKS Instruments, Inc. 6,393,669
53,508 Monolithic Power Systems, Inc. 14,961,372
4,144 Motorola Solutions, Inc. 649,821
26,568 MTS Systems Corporation 507,714
85,331 National Instruments Corporation 3,046,317
844 NetApp, Inc. 37,001
15,316 Nice, Ltd. ADR
i,j
3,477,191
34,458 Nova Measuring Instruments, Ltd.
j
1,796,640
18,198 Novanta, Inc.
j
1,916,977
86,370 Nuance Communications, Inc.
j
2,866,620
47,929 NVIDIA Corporation 25,940,133
36,112 Oracle Corporation 2,155,886
17,435 Palo Alto Networks, Inc.
j
4,267,216
6,922 Paychex, Inc. 552,168
147 Paylocity Holding Corporation
j
23,729
96,182 PayPal Holdings, Inc.
j
18,950,739
30,791 Plexus Corporation
j
2,174,768
8,212 Progress Software Corporation 301,216
18,586 Proofpoint, Inc.
j
1,961,752
35,425 Q2 Holdings, Inc.
j
3,232,885
13,424 QAD, Inc. 566,493
11,039 Qorvo, Inc.
j
1,424,141
2,197 QUALCOMM, Inc. 258,543
2,353 Qualys, Inc.
j
230,618
18,382 Rogers Corporation
j
1,802,539
96,079 SailPoint Technologies Holdings,
Inc.
j
3,801,846
26,241 Salesforce.com, Inc.
j
6,594,888
200 Samsung Electronics Company,
Ltd. GDR 253,585
16,658 ScanSource, Inc.
j
330,328
7,639 Semtech Corporation
j
404,561
49,026 ServiceNow, Inc.
j
23,777,610
7,501 Silicon Laboratories, Inc.
j
733,973
495 Skyworks Solutions, Inc. 72,023
974 Solaredge Technology, Ltd.
j
232,153
87,769 Square, Inc.
j
14,266,851
128,761 STMicroelectronics NV ADR
i
3,951,675
28,722 Synopsys, Inc.
j
6,145,934
11,631 TE Connectivity, Ltd. 1,136,814
28,849 Texas Instruments, Inc. 4,119,349
492 Tyler Technologies, Inc.
j
171,492
11,209 VeriSign, Inc.
j
2,296,164
179,029 Visa, Inc. 35,800,429
626 VMware, Inc.
i,j
89,937
14,501 WEX, Inc.
j
2,015,204
78,639 Workiva, Inc.
j
4,384,911
3,224 Zendesk, Inc.
j
331,814
25,452 Zscaler, Inc.
j
3,580,842
Total 592,445,431
Materials (0.9%)
9,244 AdvanSix, Inc.
j
119,063
1,526 Air Products and Chemicals, Inc. 454,534
16,918 AptarGroup, Inc. 1,915,118
Shares Common Stock (31.3%) Value
Materials (0.9%) - continued
7,765 Avery Dennison Corporation $ 992,678
5,497 Axalta Coating Systems, Ltd.
j
121,868
966 Balchem Corporation 94,311
2,959 Ball Corporation 245,952
11,075 Cabot Corporation 399,032
4,217 Carpenter Technology Corporation 76,581
4,604 Celanese Corporation 494,700
5,366 CF Industries Holdings, Inc. 164,790
42,498 Chemours Company 888,633
43,610 Eastman Chemical Company 3,406,813
48,831 Ecolab, Inc. 9,758,387
228,561 Element Solutions, Inc.
j
2,402,176
57,670 Ferroglobe Representation &
Warranty Insurance Trust
c,j
6
3,794 FMC Corporation 401,822
8,747 Ingevity Corporation
j
432,452
26,487 Innospec, Inc. 1,677,157
537,106 Ivanhoe Mines, Ltd.
j
1,952,306
32,255 Kaiser Aluminum Corporation 1,728,545
4,093 Kraton Performance Polymers,
Inc.
j
72,937
243,054 Louisiana-Pacific Corporation 7,172,523
22,583 Martin Marietta Materials, Inc. 5,315,135
16,832 Materion Corporation 875,769
15,389 Minerals Technologies, Inc. 786,378
43,699 Myers Industries, Inc. 578,138
25,697 Neenah, Inc. 962,867
10,138 Nucor Corporation 454,791
6,008 Olympic Steel, Inc. 68,251
11,501 PPG Industries, Inc. 1,404,042
23,422 Quaker Chemical Corporation 4,209,168
3,514 Reliance Steel & Aluminum
Company 358,568
5,597 RPM International, Inc. 463,655
24,265 Ryerson Holding Corporation
j
139,038
4,770 Scotts Miracle-Gro Company 729,381
11,804 Sensient Technologies Corporation 681,563
2,596 Sherwin-Williams Company 1,808,737
17,303 Steel Dynamics, Inc. 495,385
40,458 UFP Technologies, Inc.
j
1,675,770
30,123 United States Lime & Minerals, Inc. 2,714,082
16,549 United States Steel Corporation 121,470
53,286 W. R. Grace & Company 2,146,893
3,938 Worthington Industries, Inc. 160,592
Total 61,122,057
Real Estate (1.5%)
97,416 Agree Realty Corporation 6,199,554
817 Alexandria Real Estate Equities,
Inc. 130,720
99,952 American Campus Communities,
Inc. 3,490,324
37,888 American Tower Corporation 9,158,666
27,997 Apartment Investment &
Management Company 944,059
24,932 Armada Hoffler Properties, Inc. 230,870
7,687 Ashford Hospitality Trust, Inc. 12,684
729 AvalonBay Communities, Inc. 108,869
1,277 BBX Capital Corporation 17,099
496 Bluerock Residential Growth REIT,
Inc. 3,760
36,832 Camden Property Trust 3,277,311
24,905 CareTrust REIT, Inc. 443,184
82,218 CBL & Associates Properties, Inc.
j
13,245
82,627 CBRE Group, Inc.
j
3,880,990
86,002 Cedar Realty Trust, Inc. 69,662

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (31.3%) Value
Real Estate (1.5%) - continued
39,127 Colliers International Group, Inc. $ 2,609,380
15,248 Colony Credit Real Estate, Inc. 74,868
10,127 Columbia Property Trust, Inc. 110,486
11,762 Community Healthcare Trust, Inc. 549,991
11,629 Corepoint Lodging, Inc. 63,378
9,764 CoreSite Realty Corporation 1,160,744
7,779 CoStar Group, Inc.
j
6,600,559
137,153 Cushman and Wakefield plc
j
1,441,478
107 CyrusOne, Inc. 7,493
927 Digital Realty Trust, Inc. 136,046
24,258 Diversified Healthcare Trust 85,388
4,238 Douglas Emmett, Inc. 106,374
4,149 Duke Realty Corporation 153,098
10,379 EastGroup Properties, Inc. 1,342,316
14,611 EPR Properties 401,802
15,408 Equity Lifestyle Properties, Inc. 944,510
113,215 Essential Properties Realty Trust,
Inc. 2,074,099
5,210 Essex Property Trust, Inc. 1,046,116
15,385 Farmland Partners, Inc. 102,464
99,447 First Industrial Realty Trust, Inc. 3,957,991
26,013 FirstService Corporation 3,430,855
74,646 Four Corners Property Trust, Inc. 1,910,191
23,487 Gaming and Leisure Properties,
Inc. 867,375
21,762 Getty Realty Corporation 566,030
11,009 Gladstone Commercial
Corporation 185,502
1,361 Gladstone Land Corporation 20,442
9,144 Global Medical REIT, Inc. 123,444
63,548 Healthcare Realty Trust, Inc. 1,914,066
17,488 Host Hotels & Resorts, Inc. 188,696
34,440 Industrial Logistics Properties Trust 753,203
7,227 Innovative Industrial Properties,
Inc. 896,943
6,861 Investors Real Estate Trust 447,131
8,465 Jones Lang LaSalle, Inc. 809,762
76,331 Kilroy Realty Corporation 3,966,159
3,981 Lamar Advertising Company 263,423
22,054 Lexington Realty Trust 230,464
121,425 Medical Properties Trust, Inc. 2,140,723
4,371 MGM Growth Properties LLC 122,301
3,132 National Health Investors, Inc. 188,766
43,358 National Retail Properties, Inc. 1,496,285
171,269 National Storage Affiliates Trust 5,602,209
75,250 New Residential Investment
Corporation 598,237
24,023 New Senior Investment Group, Inc. 96,092
38,080 NexPoint Residential Trust, Inc. 1,688,848
16,889 Omega Healthcare Investors, Inc. 505,657
11,323 One Liberty Properties, Inc. 185,244
12,572 Physicians Realty Trust 225,165
3,689 Plymouth Industrial REIT, Inc. 45,522
9,534 PotlatchDeltic Corporation 401,381
26,444 Preferred Apartment Communities,
Inc. 142,798
45,009 Rayonier, Inc. REIT 1,190,038
27,691 Realty Income Corporation 1,682,228
2,562 Retail Properties of America, Inc. 14,885
52,541 Rexford Industrial Realty, Inc. 2,404,276
1,994 RMR Group, Inc. 54,775
69,548 Sabra Health Care REIT, Inc. 958,719
10,745 SBA Communications Corporation 3,422,068
141,276 Service Properties Trust 1,123,144
36,179 Spirit Realty Capital, Inc. 1,221,041
28,527 STAG Industrial, Inc. 869,788
Shares Common Stock (31.3%) Value
Real Estate (1.5%) - continued
33,047 Store Capital Corporation $ 906,479
303,176 Sunstone Hotel Investors, Inc. 2,407,217
19,187 Terreno Realty Corporation 1,050,680
17,328 UDR, Inc. 565,066
12,590 UMH Properties, Inc. 170,469
42,233 Uniti Group, Inc. 444,925
575 Universal Health Realty Income
Trust 32,769
14,013 WP Carey, Inc. 913,087
Total 100,394,146
Utilities (0.2%)
4,078 ALLETE, Inc. 210,996
2,482 Alliant Energy Corporation 128,195
15,417 Artesian Resources Corporation 531,424
8,474 Black Hills Corporation 453,274
6,860 CenterPoint Energy, Inc. 132,741
2,060 Chesapeake Utilities Corporation 173,658
2,077 CMS Energy Corporation 127,549
13,436 Consolidated Water Company,
Ltd. 139,869
4,886 DTE Energy Company 562,085
2,225 Duke Energy Corporation 197,046
3,170 Entergy Corporation 312,340
3,678 Essential Utilities, Inc. 148,039
2,847 Exelon Corporation 101,809
2,871 FirstEnergy Corporation 82,426
9,102 Hawaiian Electric Industries, Inc. 302,550
9,878 IDACORP, Inc. 789,252
2,354 Middlesex Water Company 146,301
3,735 National Fuel Gas Company 151,604
18,241 New Jersey Resources
Corporation 492,872
289 NextEra Energy, Inc. 80,215
2,101 Northwest Natural Holding
Company 95,364
22,066 NorthWestern Corporation 1,073,290
15,243 OGE Energy Corporation 457,138
8,173 Otter Tail Corporation 295,617
36,550 PNM Resources, Inc. 1,510,612
28,872 Portland General Electric
Company 1,024,956
3,297 South Jersey Industries, Inc. 63,533
6,216 Southwest Gas Holdings, Inc. 392,230
22,863 Spire, Inc. 1,216,312
21,789 UGI Corporation 718,601
7,320 Unitil Corporation 282,845
Total 12,394,743
Total Common Stock
(cost $1,441,921,278) 2,071,427,620
Principal
Amount Long-Term Fixed Income ( 16.8% ) Value
Asset-Backed Securities (0.7%)
Access Group, Inc.
$ 153,359
0.675%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,k
150,258
Aimco
1,000,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,k
988,400

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Asset-Backed Securities (0.7%) - continued
Aimco CLO, Ltd.
$ 1,625,000
1.628%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,e,k
$ 1,625,000
Ares CLO, Ltd.
1,500,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,k
1,483,584
Ares XXXIIR CLO, Ltd.
750,000
1.220%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,k
737,760
Benefit Street Partners CLO IV, Ltd.
1,000,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,k
995,344
Buttermilk Park CLO, Ltd.
2,575,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,k
2,541,007
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,k
1,632,795
Carvana Auto Receivables Trust
100,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
k
100,956
CBAM, Ltd.
1,600,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,k
1,594,774
CIFC Funding, Ltd.
600,000
1.848%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,e,k
599,937
Colony American Finance Trust
1,709,304
2.835%,  6/15/2052, Ser.
2019-2, Class A
k
1,800,746
Commonbond Student Loan Trust
289,092
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,k
284,755
CoreVest American Finance Trust
1,976,093
2.705%,  10/15/2052, Ser.
2019-3, Class A
k
2,049,200
Deephaven Residential Mortgage
Trust
594,449
4.080%,  10/25/2058, Ser.
2018-4A, Class A1
b,k
598,432
DRB Prime Student Loan Trust
87,929
2.048%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,k
88,247
Dryden Senior Loan Fund
1,450,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,k
1,434,774
Earnest Student Loan Program,
LLC
411,382
3.020%,  5/25/2034, Ser.
2016-B, Class A2
k
414,924
Principal
Amount Long-Term Fixed Income (16.8%) Value
Asset-Backed Securities (0.7%) - continued
ECMC Group Student Loan Trust
$ 1,200,000
1.510%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,k
$ 1,199,999
Galaxy XX CLO, Ltd.
1,200,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,k
1,182,310
Golub Capital Partners, Ltd.
750,000
1.452%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,k
734,120
1,095,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,k
1,071,264
Goodgreen
1,254,191
3.860%,  10/15/2054, Ser.
2019-1A, Class A
k
1,327,934
Home Partners of America Trust
1,905,306
2.908%,  9/17/2039, Ser.
2019-1, Class A
k
1,977,898
1,886,486
2.703%,  10/19/2039, Ser.
2019-2, Class A
k
1,989,769
Laurel Road Prime Student Loan
Trust
426,943
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
k
437,865
703,299
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,k
731,752
Madison Park Funding XIV, Ltd.
1,200,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,k
1,174,800
Magnetite XII, Ltd.
1,200,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,k
1,186,920
Mountain View CLO, Ltd.
850,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,k
828,375
National Collegiate Trust
555,181
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,k
538,730
Neuberger Berman CLO XIV, Ltd.
1,250,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,k
1,237,510
Neuberger Berman CLO, Ltd.
500,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,k
495,210
Octagon Investment Partners XVI,
Ltd.
250,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,k
245,493
OneMain Financial Issuance Trust
1,325,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
k
1,393,492
OZLM VIII, Ltd.
382,107
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,k
377,854

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Asset-Backed Securities (0.7%) - continued
Palmer Square Loan Funding, Ltd.
$ 1,280,775
1.122%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,k
$ 1,272,076
850,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,k
849,680
PPM CLO 3, Ltd.
750,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,k
743,099
Pretium Mortgage Credit Partners,
LLC
1,020,198
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
k,l
1,021,796
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
k
2,065,845
Saxon Asset Securities Trust
430,017
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
434,321
Shackleton CLO, Ltd.
800,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,k
786,381
THL Credit Wind River CLO, Ltd.
500,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,e,k
500,000
U.S. Small Business Administration
130,212
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 134,628
Voya CLO, Ltd.
748,830
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,k
738,306
Whitebox CLO II, Ltd.
650,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,k
650,129
Total 46,448,449
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 690,877
Alcoa Nederland Holding BV
300,000 5.500%,  12/15/2027
k
312,660
Anglo American Capital plc
470,000 4.875%,  5/14/2025
k
535,229
BWAY Holding Company
270,000 5.500%,  4/15/2024
k
270,956
Cleveland-Cliffs, Inc.
215,000 5.750%,  3/1/2025
i
199,950
180,000 9.875%,  10/17/2025
k
200,925
DowDuPont, Inc.
700,000 4.493%,  11/15/2025 804,935
EI du Pont de Nemours &
Company
375,000 2.300%,  7/15/2030 397,570
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
k
405,535
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 283,500
310,000 4.250%,  3/1/2030 317,750
Principal
Amount Long-Term Fixed Income (16.8%) Value
Basic Materials (0.2%) - continued
Glencore Funding, LLC
$ 224,000 4.125%,  5/30/2023
k
$ 240,148
300,000 4.000%,  3/27/2027
k
327,446
International Paper Company
600,000 4.350%,  8/15/2048 732,820
Kinross Gold Corporation
7,000 5.125%,  9/1/2021 7,203
218,000 5.950%,  3/15/2024 248,592
345,000 4.500%,  7/15/2027 391,112
Krayton Polymers, LLC
380,000 7.000%,  4/15/2025
k
387,600
Methanex Corporation
440,000 5.250%,  12/15/2029 435,050
Norbord, Inc.
420,000 5.750%,  7/15/2027
k
443,646
Novelis Corporation
485,000 5.875%,  9/30/2026
k
498,337
130,000 4.750%,  1/30/2030
k
126,876
OCI NV
320,000 4.625%,  10/15/2025
e,k
320,000
Olin Corporation
495,000 5.125%,  9/15/2027 490,050
Peabody Securities Finance
Corporation
405,000 6.375%,  3/31/2025
k
162,000
Sherwin-Williams Company
540,000 3.125%,  6/1/2024
i
583,455
Syngenta Finance NV
525,000 3.933%,  4/23/2021
k
531,770
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 1,002,096
Tronox Finance plc
450,000 5.750%,  10/1/2025
k
443,250
Vale Overseas, Ltd.
340,000 6.250%,  8/10/2026 402,050
168,000 6.875%,  11/21/2036 218,190
WestRock Company
470,000 3.750%,  3/15/2025 525,274
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
k
10,439
Total 12,947,291
Capital Goods (0.3%)
AECOM
770,000 5.125%,  3/15/2027 831,692
Amsted Industries, Inc.
555,000 5.625%,  7/1/2027
k
590,420
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
k
218,043
300,000 5.250%,  8/15/2027
k
305,700
BAE Systems plc
800,000 1.900%,  2/15/2031
k
791,763
Carrier Global Corporation
500,000 2.700%,  2/15/2031
k
520,536
Cintas Corporation No. 2
10,000 2.900%,  4/1/2022 10,344
345,000 3.700%,  4/1/2027 397,538
CNH Industrial Capital, LLC
480,000 4.875%,  4/1/2021 489,262
CNH Industrial NV
300,000 3.850%,  11/15/2027 324,171
Covanta Holding Corporation
390,000 6.000%,  1/1/2027 405,600
80,000 5.000%,  9/1/2030 80,744

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Capital Goods (0.3%) - continued
Crown Americas Capital
Corporation IV
$ 720,000 4.500%,  1/15/2023 $ 747,000
Emerson Electric Company
650,000 1.800%,  10/15/2027 677,749
H&E Equipment Services, Inc.
370,000 5.625%,  9/1/2025 385,725
Ingersoll-Rand Luxembourg
Finance SA
650,000 3.500%,  3/21/2026 726,950
Jeld-Wen, Inc.
280,000 4.625%,  12/15/2025
k
281,400
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 776,526
Lockheed Martin Corporation
230,000 3.600%,  3/1/2035 275,831
448,000 4.500%,  5/15/2036 568,696
120,000 6.150%,  9/1/2036 177,646
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 956,619
Republic Services, Inc.
335,000 2.900%,  7/1/2026 370,383
Reynolds Group Issuer, Inc.
820,000 5.125%,  7/15/2023
k
830,250
Roper Technologies, Inc.
400,000 1.400%,  9/15/2027 403,838
240,000 4.200%,  9/15/2028 286,339
400,000 1.750%,  2/15/2031 399,002
Siemens
Financieringsmaatschappij NV
682,000 4.200%,  3/16/2047
k
888,447
Standard Industries, Inc.
550,000 4.375%,  7/15/2030
k
563,896
Textron, Inc.
720,000 3.375%,  3/1/2028 777,025
TransDigm, Inc.
210,000 6.250%,  3/15/2026
k
220,195
600,000 5.500%,  11/15/2027 576,630
United Rentals North America, Inc.
805,000 4.000%,  7/15/2030 823,112
United Technologies Corporation
375,000 4.450%,  11/16/2038 461,011
600,000 3.750%,  11/1/2046 685,753
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
k
131,481
Total 17,957,317
Collateralized Mortgage Obligations (0.6%)
Ajax Mortgage Loan Trust
1,314,935
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,k
1,336,265
Angel Oak Mortgage Trust I, LLC
462,255
3.500%,  7/25/2046, Ser.
2016-1, Class A1
k
480,573
Banc of America Alternative Loan
Trust
23,364
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 22,322
Bellemeade Re, Ltd.
224,019
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,k
221,815
314,001
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,k
313,369
Principal
Amount Long-Term Fixed Income (16.8%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
$ 1,300,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,k
$ 1,302,672
BRAVO Residential Funding Trust
251,835
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
k
260,030
Citicorp Mortgage Securities, Inc.
1,053,622
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 1,032,114
Citigroup Mortgage Loan Trust,
Inc.
182,367
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 186,768
8,006
3.736%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
6,922
Countrywide Alternative Loan Trust
221,700
3.201%,  10/25/2035, Ser.
2005-43, Class 4A1
b
210,864
271,426
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 151,887
685,218
7.000%,  10/25/2037, Ser.
2007-24, Class A10 385,481
Countrywide Home Loans, Inc.
219,293
5.750%,  4/25/2037, Ser.
2007-3, Class A27 163,102
Credit Suisse First Boston
Mortgage Securities Corporation
17,075
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 17,096
Credit Suisse Mortgage Capital
Certificates
822,335
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
k,l
822,685
Credit Suisse Mortgage Trust
900,000
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
b,c,k
900,000
1,422,508
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,k
1,527,475
2,906,902
3.507%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,k
2,908,351
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
93,958
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 82,648
Ellington Financial Mortgage Trust
833,554
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,k
854,481
Federal Home Loan Mortgage
Corporation - REMIC
699,210
4.000%,  7/15/2031, Ser.
4104, Class KI
m
41,446
649,033
3.000%,  2/15/2033, Ser.
4170, Class IG
m
62,254
1,425,203
3.000%,  3/15/2033, Ser.
4180, Class PI
m
143,677
Federal National Mortgage
Association - REMIC
2,204,270
3.000%,  12/25/2027, Ser.
2012-137, Class AI
m
132,814
FWD Securitization Trust
1,140,132
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,k
1,166,560

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Galton Funding Mortgage Trust
2017-1
$ 647,081
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,k
$ 661,305
GS Mortgage-Backed Securities
Trust
1,288,698
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,k
1,310,731
J.P. Morgan Alternative Loan Trust
80,659
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 65,476
MASTR Alternative Loans Trust
444,255
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
75,301
Merrill Lynch Alternative Note
Asset Trust
181,624
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 120,709
MFRA Trust
742,658
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
k,l
743,656
New Residential Mortgage Loan
Trust
969,545
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
k,l
970,705
Preston Ridge Partners Mortgage
Trust, LLC
800,000
2.857%,  9/25/2025, Ser.
2020-3A1
e,l
799,987
878,980
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
k,l
885,715
1,039,531
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,k
1,040,879
RCO Mortgage, LLC
1,720,747
3.475%,  11/25/2024, Ser.
2019-2, Class A1
k,l
1,716,773
1,253,151
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,k
1,317,629
Renaissance Home Equity Loan
Trust
1,118,614
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
l
618,974
Residential Accredit Loans, Inc.
Trust
430,064
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 430,461
29,754
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 29,732
Residential Funding Mortgage
Security I Trust
95,931
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 89,861
Sequoia Mortgage Trust
301,809
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
b
233,118
Silver Hill Trust
572,982
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,k
582,321
Starwood Mortgage Residential
Trust
432,316
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,k
434,019
Principal
Amount Long-Term Fixed Income (16.8%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Structured Adjustable Rate
Mortgage Loan Trust
$ 38,909
3.678%,  9/25/2035, Ser.
2005-18, Class 1A1
b
$ 31,298
Structured Asset Mortgage
Investments, Inc.
52,178
0.458%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
48,465
Toorak Mortgage Corporation
1,050,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
k,l
1,074,317
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,075,522
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
k,l
752,637
Vericrest Opportunity Loan
Transferee
936,094
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
k,l
937,026
Verus Securitization Trust
175,865
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,k
176,179
188,360
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,k
190,918
143,069
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,k
146,288
338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,k
345,522
1,258,898
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,k
1,287,520
758,445
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,k
772,039
661,707
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,k
668,904
2,460,152
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,k
2,525,057
785,843
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,k
793,176
WaMu Mortgage Pass Through
Certificates
84,966
3.309%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
79,993
202,866
3.671%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
195,934
Total 40,961,818
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
1,100,000
1.350%,  (LIBOR 1M +
1.150%), 10/15/2022, Ser.
2020-EYP, Class A
b,e,k
1,100,000
400,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,k
400,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
736,865
3.000%,  3/15/2045, Ser.
4741, Class GA 762,895

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
Federal National Mortgage
Association - ACES
$ 10,998,917
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,m
$ 1,300,211
GS Mortgage Securities Trust
2,450,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,649,326
Morgan Stanley Capital I Trust
7,197,500
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,m
1,074,998
UBS Commercial Mortgage Trust
1,350,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 1,484,985
Total 8,772,415
Communications Services (0.6%)
Altice France SA
230,000 5.500%,  1/15/2028
k
232,875
American Tower Corporation
525,000 2.900%,  1/15/2030 566,666
625,000 2.100%,  6/15/2030 631,059
AT&T, Inc.
451,000 3.500%,  9/15/2053
k
439,380
600,000 2.300%,  6/1/2027 629,395
750,000 4.350%,  3/1/2029 880,320
281,000 4.300%,  2/15/2030 332,690
480,000 5.250%,  3/1/2037 600,621
700,000 4.900%,  8/15/2037 844,616
355,000 5.550%,  8/15/2041 460,149
900,000 3.100%,  2/1/2043 878,002
British Telecommunications plc
700,000 4.500%,  12/4/2023 774,550
CCO Holdings, LLC
600,000 5.500%,  5/1/2026
k
625,500
380,000 5.125%,  5/1/2027
k
399,844
900,000 4.750%,  3/1/2030
k
952,875
70,000 4.250%,  2/1/2031
k
72,513
CCOH Safari, LLC
30,000 5.750%,  2/15/2026
k
31,200
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 299,924
300,000 4.500%,  2/1/2024 332,597
595,000 4.200%,  3/15/2028 675,627
1,410,000 6.484%,  10/23/2045 1,879,547
Comcast Corporation
625,000 4.950%,  10/15/2058 894,628
370,000 4.049%,  11/1/2052 453,293
420,000 3.950%,  10/15/2025 481,643
725,000 4.250%,  10/15/2030 889,934
960,000 4.400%,  8/15/2035 1,214,118
490,000 4.750%,  3/1/2044 642,895
250,000 4.600%,  8/15/2045 321,847
Cox Communications, Inc.
600,000 3.350%,  9/15/2026
k
667,053
Crown Castle International
Corporation
336,000 5.250%,  1/15/2023 369,185
480,000 3.200%,  9/1/2024 517,581
CSC Holdings, LLC
220,000 5.500%,  5/15/2026
k
228,800
230,000 4.125%,  12/1/2030
k
234,427
790,000 4.625%,  12/1/2030
k
793,737
Principal
Amount Long-Term Fixed Income (16.8%) Value
Communications Services (0.6%) - continued
Discovery Communications, LLC
$ 600,000 4.900%,  3/11/2026 $ 700,913
Embarq Corporation
400,000 7.995%,  6/1/2036 473,624
Entercom Media Corporation
200,000 6.500%,  5/1/2027
k
174,000
Fox Corporation
400,000 3.500%,  4/8/2030 450,795
Front Range BidCo, Inc.
510,000 4.000%,  3/1/2027
k
501,955
GCI, LLC
220,000 4.750%,  10/15/2028
e,k
222,752
Gray Television, Inc.
395,000 5.875%,  7/15/2026
k
409,812
iHeartCommunications, Inc.
250,000 4.750%,  1/15/2028
k
235,612
Level 3 Financing, Inc.
500,000 4.625%,  9/15/2027
k
513,750
420,000 4.250%,  7/1/2028
k
426,434
Netflix, Inc.
705,000 4.875%,  4/15/2028 787,837
Nexstar Escrow Corporation
320,000 5.625%,  7/15/2027
k
335,664
Nielsen Finance, LLC
100,000 5.625%,  10/1/2028
k
102,750
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 252,499
200,000 4.200%,  6/1/2030 233,982
SBA Communications Corporation
240,000 3.875%,  2/15/2027
k
243,600
SFR Group SA
540,000 7.375%,  5/1/2026
k
565,866
Sirius XM Radio, Inc.
780,000 5.000%,  8/1/2027
k
814,765
Sprint Capital Corporation
320,000 6.875%,  11/15/2028 398,507
160,000 8.750%,  3/15/2032 234,210
Sprint Corporation
510,000 7.250%,  9/15/2021 533,587
695,000 7.625%,  2/15/2025 813,150
Telefonica Emisiones SAU
250,000 4.570%,  4/27/2023 273,924
Telesat Canada / Telesat, LLC
260,000 4.875%,  6/1/2027
k
261,053
Time Warner Entertainment
Company, LP
459,000 8.375%,  3/15/2023 539,383
T-Mobile USA, Inc.
780,000 4.500%,  2/1/2026 803,712
650,000 3.750%,  4/15/2027
k
727,701
525,000 4.375%,  4/15/2040
k
615,389
Univision Communications, Inc.
410,000 6.625%,  6/1/2027
k
400,262
Verizon Communications, Inc.
874,000 3.376%,  2/15/2025 973,157
1,594,000 4.272%,  1/15/2036 1,963,259
Viacom, Inc.
336,000 5.850%,  9/1/2043 420,981
Virgin Media Secured Finance plc
635,000 5.500%,  8/15/2026
k
661,987
Vodafone Group plc
800,000 4.875%,  6/19/2049 991,839
VTR Finance BV
150,000 6.375%,  N/A
k
157,500

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Communications Services (0.6%) - continued
Walt Disney Company
$ 550,000 2.200%,  1/13/2028 $ 578,214
775,000 2.650%,  1/13/2031 834,311
675,000 3.500%,  5/13/2040 755,990
Windstream Services, LLC
330,000 8.625%,  10/31/2025
*,f
198,000
Ziggo BV
342,000 5.500%,  1/15/2027
k
358,245
Total 41,190,062
Consumer Cyclical (0.5%)
1011778 B.C., ULC
760,000 4.375%,  1/15/2028
k
775,048
Allied Universal Holdco, LLC
240,000 6.625%,  7/15/2026
k
255,600
Allison Transmission, Inc.
545,000 5.000%,  10/1/2024
k
550,483
Amazon.com, Inc.
125,000 1.500%,  6/3/2030 127,618
600,000 3.875%,  8/22/2037 746,079
360,000 4.050%,  8/22/2047 465,301
American Honda Finance
Corporation
250,000 2.150%,  9/10/2024 263,029
Brookfield Property REIT, Inc.
130,000 5.750%,  5/15/2026
k
102,449
Brookfield Residential Properties,
Inc.
810,000 6.250%,  9/15/2027
k
816,824
Carnival Corporation
160,000 11.500%,  4/1/2023
k
179,357
160,000 10.500%,  2/1/2026
k
177,200
Cedar Fair, LP
290,000 5.250%,  7/15/2029 275,320
Colt Merger Sub, Inc.
500,000 6.250%,  7/1/2025
k
521,250
CVS Health Corporation
600,000 3.625%,  4/1/2027 673,807
D.R. Horton, Inc.
534,000 2.550%,  12/1/2020 535,806
650,000 2.600%,  10/15/2025 696,923
Dana, Inc.
320,000 5.625%,  6/15/2028 330,400
Ford Motor Company
140,000 9.000%,  4/22/2025 160,511
80,000 9.625%,  4/22/2030 103,300
290,000 7.450%,  7/16/2031 332,575
Ford Motor Credit Company, LLC
820,000 4.063%,  11/1/2024 818,975
400,000 4.134%,  8/4/2025 396,166
General Motors Company
650,000 6.125%,  10/1/2025 754,924
600,000 6.800%,  10/1/2027 729,164
General Motors Financial
Company, Inc.
10,000 4.375%,  9/25/2021 10,317
531,000 3.150%,  6/30/2022 545,435
224,000 3.950%,  4/13/2024 236,968
Hanesbrands, Inc.
580,000 4.875%,  5/15/2026
k
619,150
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
k
217,276
Hilton Domestic Operating
Company, Inc.
770,000 4.875%,  1/15/2030 793,100
Principal
Amount Long-Term Fixed Income (16.8%) Value
Consumer Cyclical (0.5%) - continued
Home Depot, Inc.
$ 575,000 5.400%,  9/15/2040 $ 813,603
336,000 4.250%,  4/1/2046 427,353
440,000 3.900%,  6/15/2047 542,036
Hyundai Capital America
400,000 1.250%,  9/18/2023
k
399,077
International Game Technology plc
330,000 5.250%,  1/15/2029
k
333,713
KB Home
270,000 4.800%,  11/15/2029 297,675
L Brands, Inc.
200,000 6.625%,  10/1/2030
k
203,500
Landry's, Inc.
275,000 6.750%,  10/15/2024
k
229,625
Lennar Corporation
9,000 2.950%,  11/29/2020 9,000
350,000 4.125%,  1/15/2022 357,875
50,000 4.750%,  11/15/2022 52,125
1,000,000 4.875%,  12/15/2023 1,075,125
Mastercard, Inc.
600,000 3.300%,  3/26/2027 685,901
700,000 3.950%,  2/26/2048 889,003
Mattamy Group Corporation
670,000 5.250%,  12/15/2027
k
688,425
McDonald's Corporation
335,000 2.750%,  12/9/2020 335,822
600,000 2.125%,  3/1/2030 623,899
575,000 4.450%,  3/1/2047 712,620
MGM Resorts International
625,000 6.000%,  3/15/2023 648,378
20,000 5.750%,  6/15/2025 20,976
Norwegian Cruise Line Holdings,
Ltd.
160,000 10.250%,  2/1/2026
k
166,700
Prime Security Services Borrower,
LLC
630,000 5.750%,  4/15/2026
k
673,709
120,000 3.375%,  8/31/2027
k
115,350
Royal Caribbean Cruises, Ltd.
170,000 9.125%,  6/15/2023
k
180,200
120,000 11.500%,  6/1/2025
k
139,470
Scientific Games International, Inc.
380,000 5.000%,  10/15/2025
k
382,375
ServiceMaster Company, LLC
560,000 5.125%,  11/15/2024
k
572,600
Six Flags Entertainment
Corporation
240,000 5.500%,  4/15/2027
i,k
227,592
Six Flags Theme Parks, Inc.
150,000 7.000%,  7/1/2025
k
159,563
Staples, Inc.
420,000 7.500%,  4/15/2026
k
387,013
Target Corporation
575,000 2.250%,  4/15/2025 613,881
TJX Companies, Inc.
300,000 3.750%,  4/15/2027 343,748
400,000 3.875%,  4/15/2030 474,088
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 627,808
Visa, Inc.
650,000 2.700%,  4/15/2040 701,748
Volkswagen Group of America
Finance, LLC
460,000 4.250%,  11/13/2023
k
505,401

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Consumer Cyclical (0.5%) - continued
Walmart, Inc.
$ 600,000 3.250%,  7/8/2029 $ 699,080
Wyndham Destinations, Inc.
200,000 6.625%,  7/31/2026
k
209,522
Wyndham Hotels & Resorts, Inc.
120,000 4.375%,  8/15/2028
k
116,400
Yum! Brands, Inc.
550,000 4.750%,  1/15/2030
k
592,625
Total 30,444,959
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
184,000 3.400%,  11/30/2023 199,908
941,000 4.750%,  11/30/2036 1,257,655
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,340
700,000 2.800%,  3/15/2023
k
731,692
540,000 3.600%,  5/14/2025 598,400
500,000 2.950%,  11/21/2026
k
544,665
240,000 4.700%,  5/14/2045 294,484
1,200,000 4.875%,  11/14/2048 1,521,093
Albertson's Companies, Inc.
620,000 7.500%,  3/15/2026
k
680,165
395,000 3.500%,  3/15/2029
k
383,397
Altria Group, Inc.
400,000 4.400%,  2/14/2026 460,517
1,500,000 5.800%,  2/14/2039 1,913,802
Amgen, Inc.
600,000 3.375%,  2/21/2050 648,029
300,000 3.125%,  5/1/2025 329,018
Anheuser-Busch Companies, LLC
201,000 3.650%,  2/1/2026 224,640
896,000 4.700%,  2/1/2036 1,080,864
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,094,599
575,000 4.375%,  4/15/2038 668,859
75,000 4.600%,  4/15/2048 89,246
Anthem, Inc.
525,000 3.125%,  5/15/2050 529,504
590,000 4.625%,  5/15/2042 738,274
Aramark Services, Inc.
170,000 6.375%,  5/1/2025
k
177,085
BAT Capital Corporation
480,000 4.540%,  8/15/2047 512,992
Bausch Health Companies, Inc.
100,000 5.000%,  1/30/2028
k
97,125
Baxalta, Inc.
246,000 4.000%,  6/23/2025 279,572
Becton, Dickinson and Company
516,000 3.734%,  12/15/2024 570,330
375,000 3.700%,  6/6/2027 424,988
Bunge, Ltd. Finance Corporation
190,000 3.500%,  11/24/2020 190,832
Campbell Soup Company
200,000 2.375%,  4/24/2030 207,828
Cargill, Inc.
800,000 3.250%,  5/23/2029
k
904,077
Centene Corporation
290,000 4.750%,  1/15/2025 298,062
120,000 4.250%,  12/15/2027 125,572
280,000 4.625%,  12/15/2029 302,025
460,000 3.000%,  10/15/2030
e
468,625
Cigna Corporation
113,000 3.050%,  10/15/2027 120,855
Principal
Amount Long-Term Fixed Income (16.8%) Value
Consumer Non-Cyclical (0.7%) - continued
$ 590,000 4.800%,  8/15/2038 $ 731,249
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 507,578
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 531,160
250,000 2.875%,  5/1/2030 269,750
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,299
140,000 4.100%,  3/25/2025 158,179
1,440,000 4.875%,  7/20/2035 1,829,145
DaVita, Inc.
380,000 4.625%,  6/1/2030
k
390,032
DENTSPLY SIRONA, Inc.
775,000 3.250%,  6/1/2030 842,001
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
k
168,357
Encompass Health Corporation
440,000 4.500%,  2/1/2028 442,200
Energizer Holdings, Inc.
500,000 4.750%,  6/15/2028
k
517,450
Express Scripts Holding Company
740,000 4.800%,  7/15/2046 797,393
General Mills, Inc.
320,000 2.875%,  4/15/2030 350,883
Gilead Sciences, Inc.
1,300,000 2.600%,  10/1/2040 1,297,038
HCA, Inc.
1,120,000 5.375%,  2/1/2025 1,226,400
HLF Financing SARL, LLC
230,000 7.250%,  8/15/2026
k
236,325
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
k
893,089
JBS Investments II GmbH
240,000 5.750%,  1/15/2028
k
249,600
JBS USA, LLC
395,000 5.750%,  6/15/2025
k
407,166
280,000 5.500%,  1/15/2030
k
305,200
Kellogg Company
550,000 2.100%,  6/1/2030 563,015
Keurig Dr. Pepper, Inc.
550,000 3.200%,  5/1/2030 614,010
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 514,700
300,000 3.900%,  5/4/2047 384,306
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 426,568
Kraft Heinz Foods Company
490,000 4.625%,  1/30/2029 545,229
570,000 3.750%,  4/1/2030
k
601,708
Medtronic, Inc.
35,000 4.625%,  3/15/2045 48,082
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
k
285,740
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 195,889
Mylan, Inc.
120,000 3.125%,  1/15/2023
k
126,288
675,000 4.550%,  4/15/2028 785,905
Par Pharmaceutical, Inc.
390,000 7.500%,  4/1/2027
k
408,595
Pernod Ricard SA
5,000 5.750%,  4/7/2021
k
5,135
Post Holdings, Inc.
220,000 5.750%,  3/1/2027
k
231,275

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Consumer Non-Cyclical (0.7%) - continued
Quest Diagnostics, Inc.
$ 550,000 2.800%,  6/30/2031 $ 593,553
Reynolds American, Inc.
672,000 5.700%,  8/15/2035 838,195
Roche Holdings, Inc.
336,000 4.000%,  11/28/2044
k
451,162
Scotts Miracle-Gro Company
420,000 4.500%,  10/15/2029 444,937
Simmons Foods, Inc.
260,000 5.750%,  11/1/2024
k
260,270
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
k
352,164
Spectrum Brands, Inc.
120,000 5.500%,  7/15/2030
k
126,600
Sysco Corporation
600,000 6.600%,  4/1/2040 808,140
Teleflex, Inc.
320,000 4.250%,  6/1/2028
k
331,200
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 210,525
570,000 5.125%,  11/1/2027
k
586,302
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,974
340,000 2.800%,  7/21/2023 325,125
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 410,157
TreeHouse Foods, Inc.
160,000 4.000%,  9/1/2028 161,821
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 266,492
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 668,333
1,460,000 4.625%,  7/15/2035 1,917,962
VRX Escrow Corporation
1,535,000 6.125%,  4/15/2025
k
1,571,456
Zoetis, Inc.
468,000 4.700%,  2/1/2043 615,081
Total 47,512,507
Energy (0.5%)
Antero Resources Corporation
225,000 5.000%,  3/1/2025 140,625
Apache Corporation
150,000 4.875%,  11/15/2027 141,750
260,000 4.375%,  10/15/2028
i
237,900
190,000 5.100%,  9/1/2040 170,791
Archrock Partners, LP
280,000 6.250%,  4/1/2028
k
263,900
BP Capital Markets America, Inc.
120,000 3.119%,  5/4/2026 132,539
400,000 3.543%,  4/6/2027 448,181
BP Capital Markets plc
840,000 3.279%,  9/19/2027 932,073
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
k
191,000
230,000 3.950%,  12/1/2026 214,677
80,000 4.125%,  12/1/2027 75,800
Canadian Natural Resources, Ltd.
585,000 3.450%,  11/15/2021 598,287
195,000 2.050%,  7/15/2025 198,936
265,000 2.950%,  7/15/2030 266,601
Canadian Oil Sands, Ltd.
315,000 9.400%,  9/1/2021
k
332,973
Principal
Amount Long-Term Fixed Income (16.8%) Value
Energy (0.5%) - continued
Cheniere Energy Partners, LP
$ 795,000 5.625%,  10/1/2026 $ 826,800
Comstock Resources, Inc.
190,000 9.750%,  8/15/2026 194,788
ConocoPhillips
590,000 6.500%,  2/1/2039 861,755
Continental Resources, Inc.
205,000 5.000%,  9/15/2022 203,592
150,000 4.500%,  4/15/2023 143,011
DCP Midstream Operating, LP
240,000 5.625%,  7/15/2027 245,520
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 530,282
El Paso Pipeline Partners
Operating Company, LLC
355,000 4.300%,  5/1/2024 391,216
Enagas SA
640,000 5.500%,  1/15/2028
k
576,000
Endeavor Energy Resources, LP
100,000 5.500%,  1/30/2026
k
99,250
300,000 5.750%,  1/30/2028
k
301,500
Energy Transfer Operating, LP
200,000 4.200%,  9/15/2023 210,745
600,000 6.000%,  6/15/2048 602,445
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 258,821
250,000 5.150%,  2/1/2043 228,473
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 216,277
320,000 5.600%,  4/1/2044 205,600
Enterprise Products Operating,
LLC
172,000 5.100%,  2/15/2045 199,929
EOG Resources, Inc.
525,000 4.375%,  4/15/2030 618,211
EQM Midstream Partners, LP
280,000 6.500%,  7/1/2027
k
296,806
120,000 5.500%,  7/15/2028 120,846
EQT Corporation
440,000 3.900%,  10/1/2027
i
400,950
Equinor ASA
815,000 3.000%,  4/6/2027 897,499
Exxon Mobil Corporation
300,000 4.327%,  3/19/2050 372,860
700,000 3.452%,  4/15/2051 767,113
Harvest Midstream, LP
210,000 7.500%,  9/1/2028
k
208,950
Kinder Morgan Energy Partners,
LP
14,000 3.450%,  2/15/2023 14,706
585,000 6.500%,  9/1/2039 736,002
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 367,140
Marathon Oil Corporation
525,000 4.400%,  7/15/2027 522,010
Marathon Petroleum Corporation
708,000 4.750%,  12/15/2023 775,917
230,000 6.500%,  3/1/2041 280,237
MPLX, LP
10,000 4.500%,  7/15/2023 10,837
650,000 4.875%,  12/1/2024 726,048
708,000 4.875%,  6/1/2025 802,515
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 128,106

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Energy (0.5%) - continued
Nabors Industries, Ltd.
$ 320,000 7.250%,  1/15/2026
k
$ 157,600
Newfield Exploration Company
440,000 5.625%,  7/1/2024 427,954
280,000 5.375%,  1/1/2026 263,274
Noble Energy, Inc.
1,000,000 5.050%,  11/15/2044 1,295,187
Occidental Petroleum Corporation
238,000 2.700%,  8/15/2022 222,380
490,000 2.900%,  8/15/2024 415,731
170,000 3.400%,  4/15/2026 135,575
150,000 8.500%,  7/15/2027 151,156
290,000 3.500%,  8/15/2029 222,372
160,000 6.450%,  9/15/2036 136,003
410,000 4.400%,  4/15/2046 292,521
ONEOK, Inc.
480,000 2.200%,  9/15/2025 472,960
Parsley Energy, LLC
370,000 5.625%,  10/15/2027
k
368,150
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 260,167
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 853,437
750,000 3.550%,  12/15/2029 725,152
QEP Resources, Inc.
170,000 5.625%,  3/1/2026 96,475
Regency Energy Partners, LP
448,000 5.875%,  3/1/2022 467,589
Sabine Pass Liquefaction, LLC
351,000 6.250%,  3/15/2022 372,466
426,000 5.625%,  4/15/2023 466,601
480,000 5.750%,  5/15/2024 543,377
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
k
313,099
Southwestern Energy Company
435,000 7.500%,  4/1/2026
i
425,212
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 293,960
Sunoco Logistics Partners
Operations, LP
10,000 4.400%,  4/1/2021 10,147
475,000 4.000%,  10/1/2027 484,960
Sunoco, LP
285,000 5.875%,  3/15/2028 291,413
Targa Resources Partners, LP
490,000 5.375%,  2/1/2027 492,754
Transocean Pontus, Ltd.
187,200 6.125%,  8/1/2025
k
167,544
W&T Offshore, Inc.
245,000 9.750%,  11/1/2023
k
168,722
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 474,797
Western Midstream Operating, LP
130,000 6.250%,  2/1/2050 120,413
240,000 4.100%,  2/1/2025 228,600
240,000 3.950%,  6/1/2025 225,552
Williams Companies, Inc.
600,000 7.500%,  1/15/2031 788,952
Williams Partners, LP
300,000 4.500%,  11/15/2023 328,469
475,000 6.300%,  4/15/2040 586,434
WPX Energy, Inc.
175,000 5.750%,  6/1/2026 181,125
Principal
Amount Long-Term Fixed Income (16.8%) Value
Energy (0.5%) - continued
$ 240,000 4.500%,  1/15/2030 $ 237,000
Total 32,854,070
Financials (1.2%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
k
506,745
ACE INA Holdings, Inc.
10,000 2.875%,  11/3/2022 10,460
335,000 4.350%,  11/3/2045 438,077
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
420,000 3.500%,  1/15/2025 409,056
AerCap Ireland Capital, Ltd.
575,000 3.875%,  1/23/2028 529,721
Air Lease Corporation
1,000 2.500%,  3/1/2021 1,006
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 701,534
Ally Financial, Inc.
470,000 5.750%,  11/20/2025 527,612
American International Group, Inc.
336,000 4.125%,  2/15/2024 372,795
220,000 3.750%,  7/10/2025 246,458
650,000 3.900%,  4/1/2026 741,025
Athene Global Funding
6,000 4.000%,  1/25/2022
k
6,229
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,k
466,304
AvalonBay Communities, Inc.
500,000 3.500%,  11/15/2025 562,618
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
k
481,302
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
k
351,553
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
k
444,800
Banco Santander SA
600,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
602,679
Bank of America Corporation
5,000 2.738%,  1/23/2022
b
5,035
10,000 3.550%,  3/5/2024
b
10,652
448,000 4.000%,  4/1/2024 496,411
750,000 4.200%,  8/26/2024 835,092
1,070,000 4.000%,  1/22/2025 1,191,689
650,000 3.458%,  3/15/2025
b
704,456
600,000 3.093%,  10/1/2025
b
646,864
250,000 3.824%,  1/20/2028
b
283,256
600,000 2.496%,  2/13/2031
b
625,433
400,000 2.592%,  4/29/2031
b
422,395
561,000 5.875%,  2/7/2042 827,507
Bank of New York Mellon
Corporation
40,000 2.500%,  4/15/2021 40,408
14,000 2.600%,  2/7/2022 14,404
Barclays Bank plc
112,000 10.179%,  6/12/2021
k
117,831
Barclays plc
448,000 3.650%,  3/16/2025 483,205
665,000 3.564%,  9/23/2035
b
654,154
Boston Properties, LP
525,000 4.500%,  12/1/2028 618,439
BPCE SA
590,000 3.500%,  10/23/2027
k
648,270

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Financials (1.2%) - continued
Camden Property Trust
$ 900,000 3.150%,  7/1/2029 $ 997,904
Capital One Financial Corporation
750,000 4.200%,  10/29/2025 831,313
Cascades USA, Inc.
390,000 5.125%,  1/15/2026
k
408,603
CIT Group, Inc.
535,000 5.000%,  8/15/2022 551,719
160,000 5.250%,  3/7/2025 169,280
Citigroup, Inc.
910,000 4.400%,  6/10/2025 1,023,359
448,000 3.200%,  10/21/2026 493,978
1,070,000 3.668%,  7/24/2028
b
1,201,045
336,000 4.125%,  7/25/2028 386,239
600,000 3.520%,  10/27/2028
b
666,674
700,000 3.878%,  1/24/2039
b
822,133
348,000 4.650%,  7/23/2048 456,540
CNA Financial Corporation
250,000 3.900%,  5/1/2029 286,584
Comerica, Inc.
180,000 3.700%,  7/31/2023 194,949
Commerzbank AG
600,000 8.125%,  9/19/2023
k
682,824
Compass Bank
500,000 3.500%,  6/11/2021 509,059
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
620,000 3.950%,  11/9/2022 658,752
1,416,000 4.625%,  12/1/2023 1,574,776
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
k
248,258
Credit Agricole SA
807,000 3.375%,  1/10/2022
k
833,428
600,000 3.250%,  1/14/2030
k
644,029
Credit Suisse Group AG
250,000 2.997%,  12/14/2023
b,k
260,212
350,000 7.250%,  9/12/2025
b,k,n
379,313
750,000 2.193%,  6/5/2026
b,k
774,417
450,000 3.869%,  1/12/2029
b,k
501,958
Credit Suisse Group Funding
(Guernsey), Ltd.
21,000 3.800%,  9/15/2022 22,196
Danske Bank AS
675,000 3.244%,  12/20/2025
b,k
718,266
Deutsche Bank AG
925,000 3.547%,  9/18/2031
b
929,513
Discover Bank
400,000 2.450%,  9/12/2024 421,934
600,000 4.682%,  8/9/2028
b
629,004
Duke Realty, LP
450,000 2.875%,  11/15/2029 490,561
ERP Operating, LP
90,000 3.375%,  6/1/2025 99,590
ESH Hospitality, Inc.
240,000 5.250%,  5/1/2025
k
242,400
120,000 4.625%,  10/1/2027
k
117,752
Fidelity National Financial, Inc.
500,000 5.500%,  9/1/2022 542,634
First Horizon National Corporation
775,000 4.000%,  5/26/2025 842,411
GE Capital Funding, LLC
1,750,000 4.400%,  5/15/2030
k
1,881,075
GE Capital International Funding
Company
890,000 4.418%,  11/15/2035 940,589
Principal
Amount Long-Term Fixed Income (16.8%) Value
Financials (1.2%) - continued
Goldman Sachs Group, Inc.
$ 842,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,n
$ 827,518
14,000 3.000%,  4/26/2022 14,202
700,000 3.625%,  2/20/2024 760,099
790,000 4.750%,  10/21/2045 1,037,135
Guardian Life Global Funding
10,000 2.000%,  4/26/2021
k
10,099
HCP, Inc.
176,000 3.400%,  2/1/2025 192,580
Healthpeak Properties, Inc.
400,000 2.875%,  1/15/2031 423,436
Hospitality Properties Trust
10,000 4.250%,  2/15/2021 9,950
HSBC Holdings plc
464,000 6.875%,  6/1/2021
b,n
473,280
750,000 3.803%,  3/11/2025
b
810,206
425,000 3.900%,  5/25/2026 469,653
725,000 4.950%,  3/31/2030 872,565
Huntington Bancshares, Inc.
10,000 3.150%,  3/14/2021 10,107
Icahn Enterprises, LP
345,000 6.750%,  2/1/2024 353,892
410,000 6.375%,  12/15/2025 421,466
International Lease Finance
Corporation
284,000 5.875%,  8/15/2022 303,878
J.P. Morgan Chase & Company
10,000 2.776%,  4/25/2023
b
10,341
750,000 3.875%,  9/10/2024 829,566
690,000 3.125%,  1/23/2025 752,554
1,080,000 3.900%,  7/15/2025 1,221,392
360,000 3.300%,  4/1/2026 398,849
675,000 4.203%,  7/23/2029
b
798,495
400,000 2.522%,  4/22/2031
b
425,757
720,000 3.882%,  7/24/2038
b
847,571
Kimco Realty Corporation
510,000 3.300%,  2/1/2025 552,478
Liberty Mutual Group, Inc.
4,000 5.000%,  6/1/2021
k
4,122
224,000 4.950%,  5/1/2022
k
238,640
Lloyds Banking Group plc
70,000 2.907%,  11/7/2023
b
72,754
925,000 3.870%,  7/9/2025
b
1,007,231
MassMutual Global Funding
400,000 2.750%,  6/22/2024
k
429,899
MetLife, Inc.
355,000 4.050%,  3/1/2045 430,965
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
k
173,400
140,000 5.750%,  2/1/2027 150,850
Mitsubishi UFJ Financial Group,
Inc.
7,000 2.998%,  2/22/2022 7,234
600,000 3.287%,  7/25/2027 666,414
800,000 2.048%,  7/17/2030 807,768
Mizuho Financial Group, Inc.
660,000 1.979%,  9/8/2031
b
653,041
Morgan Stanley
224,000
4.085%,  (LIBOR 3M +
3.810%), 1/15/2021
b,n
219,054
12,000 5.500%,  7/28/2021 12,504
290,000 2.625%,  11/17/2021 297,231

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Financials (1.2%) - continued
$ 153,000
1.452%,  (LIBOR 3M +
1.180%), 1/20/2022
b
$ 153,446
155,000 4.875%,  11/1/2022 167,567
55,000 3.125%,  1/23/2023 58,160
250,000 2.188%,  4/28/2026
b
261,694
540,000 4.350%,  9/8/2026 624,159
720,000 3.591%,  7/22/2028
b
809,372
100,000 3.772%,  1/24/2029
b
113,874
720,000 3.622%,  4/1/2031
b
822,095
MPT Operating Partnership, LP
225,000 6.375%,  3/1/2024 231,075
445,000 4.625%,  8/1/2029 463,009
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 349,027
295,000 3.850%,  6/30/2026 335,315
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,k
415,581
Natwest Group plc
945,000 3.032%,  11/28/2035
b
907,748
Outfront Media Cap, LLC
420,000 4.625%,  3/15/2030
k
403,200
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
k
347,213
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 742,897
Quicken Loans, LLC
190,000 3.625%,  3/1/2029
k
188,338
190,000 3.875%,  3/1/2031
k
187,625
Realty Income Corporation
475,000 4.125%,  10/15/2026 551,139
Regency Centers, LP
720,000 4.125%,  3/15/2028 804,979
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 563,089
Royal Bank of Scotland Group plc
500,000 6.000%,  12/29/2025
b,n
508,750
475,000 4.445%,  5/8/2030
b
549,359
Service Properties Trust
200,000 4.500%,  6/15/2023 196,212
260,000 4.750%,  10/1/2026 231,699
Simon Property Group, LP
15,000 2.500%,  7/15/2021 15,162
448,000 4.250%,  11/30/2046 479,261
Societe Generale SA
354,000 4.750%,  11/24/2025
k
388,284
Springleaf Finance Corporation
390,000 6.875%,  3/15/2025 432,773
230,000 6.625%,  1/15/2028 255,254
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 370,373
Synchrony Financial
155,000 4.250%,  8/15/2024 168,404
350,000 3.950%,  12/1/2027 376,455
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
k
382,898
UDR, Inc.
400,000 2.100%,  8/1/2032 397,447
Ventas Realty, LP
500,000 3.100%,  1/15/2023 519,853
VICI Properties, LP / VICI Note
Company, Inc.
150,000 4.250%,  12/1/2026
k
150,698
80,000 3.750%,  2/15/2027
k
78,662
Principal
Amount Long-Term Fixed Income (16.8%) Value
Financials (1.2%) - continued
$ 150,000 4.625%,  12/1/2029
k
$ 153,215
80,000 4.125%,  8/15/2030
k
78,800
Voya Financial, Inc.
425,000 3.125%,  7/15/2024 458,163
Wells Fargo & Company
450,000 2.550%,  12/7/2020 451,818
8,000 2.100%,  7/26/2021 8,112
750,000 4.125%,  8/15/2023 816,994
10,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
10,125
350,000 3.000%,  2/19/2025 377,671
450,000 3.000%,  4/22/2026 489,453
450,000 3.000%,  10/23/2026 491,210
550,000 2.393%,  6/2/2028
b
573,584
310,000 4.900%,  11/17/2045 392,531
Total 76,762,744
Mortgage-Backed Securities (5.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
18,178,830 3.000%,  3/25/2050 19,062,075
7,827,872 3.000%,  4/1/2050 8,208,209
7,106,971 3.500%,  7/1/2047 7,519,969
Federal National Mortgage
Association
4,025,812 4.500%,  5/1/2048 4,359,970
7,924,373 3.500%,  10/1/2048 8,372,849
4,515,942 3.500%,  6/1/2049 4,776,982
9,294,551 3.500%,  8/1/2049 9,841,863
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
14,250,000 1.500%,  10/1/2035
e
14,576,191
32,075,000 2.000%,  10/1/2035
e
33,327,930
41,611,000 2.500%,  10/1/2035
e
43,444,485
20,500,000 2.000%,  11/1/2035
e
21,292,661
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
40,250,000 2.000%,  10/1/2050
e
41,608,437
34,669,000 2.500%,  10/1/2050
e,o
36,361,822
20,175,000 2.000%,  11/1/2050
e,o
20,806,056
27,550,000 2.500%,  11/1/2050
e
28,835,750
14,324,869 4.000%,  7/1/2048 15,278,616
12,275,000 3.000%,  10/1/2049
e
12,858,542
Total 330,532,407
Technology (0.4%)
Apple, Inc.
300,000 3.000%,  2/9/2024 322,998
95,000 3.200%,  5/11/2027 108,021
640,000 3.000%,  6/20/2027 721,667
960,000 3.000%,  11/13/2027 1,084,596
835,000 3.750%,  9/12/2047 1,026,632
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 272,686
Avnet, Inc.
335,000 3.750%,  12/1/2021 344,601
Baidu, Inc.
500,000 3.425%,  4/7/2030
i
549,797
Black Knight InfoServ, LLC
60,000 3.625%,  9/1/2028
k
60,637
Broadcom Corporation
391,000 3.875%,  1/15/2027 433,566

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Technology (0.4%) - continued
$ 500,000 3.500%,  1/15/2028 $ 541,460
Broadcom, Inc.
900,000 4.750%,  4/15/2029 1,045,216
250,000 5.000%,  4/15/2030 294,873
CDW, LLC
150,000 4.250%,  4/1/2028 155,250
CommScope Technologies
Finance, LLC
621,000 6.000%,  6/15/2025
k
629,415
Diamond 1 Finance Corporation
1,300,000 6.020%,  6/15/2026
k
1,526,796
Diamond Sports Group, LLC
250,000 5.375%,  8/15/2026
k
176,875
420,000 6.625%,  8/15/2027
k
218,400
Fiserv, Inc.
775,000 2.250%,  6/1/2027 818,095
480,000 2.650%,  6/1/2030 516,166
Gartner, Inc.
170,000 4.500%,  7/1/2028
k
178,109
160,000 3.750%,  10/1/2030
k
161,848
Hewlett Packard Enterprise
Company
475,000 4.650%,  10/1/2024 537,038
Intel Corporation
600,000 3.100%,  2/15/2060 650,078
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
k
325,600
250,000 5.250%,  7/15/2030
k
260,625
KLA Corporation
720,000 3.300%,  3/1/2050 753,167
Lam Research Corporation
600,000 2.875%,  6/15/2050 619,726
Marvell Technology Group, Ltd.
350,000 4.200%,  6/22/2023 377,852
475,000 4.875%,  6/22/2028 572,933
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 285,556
Microsoft Corporation
797,000 2.675%,  6/1/2060 834,534
700,000 4.200%,  11/3/2035 919,176
890,000 3.700%,  8/8/2046 1,116,771
NCR Corporation
750,000 6.125%,  9/1/2029
k
792,465
NVIDIA Corporation
675,000 3.500%,  4/1/2040 790,402
NXP BV/NXP Funding, LLC
700,000 4.875%,  3/1/2024
k
787,046
Open Text Corporation
480,000 4.125%,  2/15/2030
k
493,651
Oracle Corporation
10,000 2.500%,  5/15/2022 10,313
332,000 2.400%,  9/15/2023 349,348
360,000 2.950%,  5/15/2025 391,928
750,000 2.800%,  4/1/2027 822,841
600,000 3.850%,  7/15/2036 707,846
625,000 3.600%,  4/1/2040 712,782
Plantronics, Inc.
420,000 5.500%,  5/31/2023
k
373,800
PTC, Inc.
130,000 3.625%,  2/15/2025
k
131,950
110,000 4.000%,  2/15/2028
k
113,061
Qorvo, Inc.
200,000 3.375%,  4/1/2031
k
203,425
Sensata Technologies, Inc.
420,000 3.750%,  2/15/2031
k
417,375
Principal
Amount Long-Term Fixed Income (16.8%) Value
Technology (0.4%) - continued
SS&C Technologies, Inc.
$ 600,000 5.500%,  9/30/2027
k
$ 637,632
Switch, Ltd.
90,000 3.750%,  9/15/2028
k
90,900
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 756,766
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 130,460
240,000 3.125%,  8/15/2027 262,306
Vmware, Inc.
400,000 4.650%,  5/15/2027 466,065
Xerox Holdings Corporation
230,000 5.000%,  8/15/2025
k
227,302
Total 28,110,424
Transportation (0.1%)
Air Canada Pass Through Trust
90,503 3.875%,  3/15/2023
k
77,847
Air Lease Corporation
180,000 3.500%,  1/15/2022 184,657
American Airlines, Inc.
80,000 11.750%,  7/15/2025
k
77,200
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 508,015
550,000 5.050%,  3/1/2041 732,737
385,000 4.450%,  3/15/2043 489,383
CSX Corporation
360,000 3.800%,  4/15/2050 430,109
115,000 3.700%,  11/1/2023 124,779
700,000 3.350%,  9/15/2049 772,324
Delta Air Lines, Inc.
360,000 7.000%,  5/1/2025
k
395,215
Mileage Plus Holdings, LLC
240,000 6.500%,  6/20/2027
k
249,900
Penske Truck Leasing Company,
LP
125,000 3.375%,  2/1/2022
k
129,066
Southwest Airlines Company
525,000 4.750%,  5/4/2023 560,626
500,000 5.125%,  6/15/2027 544,598
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 9,367
United Parcel Service, Inc.
480,000 4.450%,  4/1/2030 601,236
XPO Logistics, Inc.
517,000 6.750%,  8/15/2024
k
547,606
Total 6,434,665
U.S. Government & Agencies (5.5%)
U.S. Treasury Bonds
525,000 2.000%,  2/15/2050 593,824
20,580,000 2.250%,  11/15/2027 23,134,814
18,050,000 2.875%,  5/15/2028 21,235,543
5,830,000 5.250%,  11/15/2028 8,019,211
7,700,000 1.625%,  8/15/2029 8,380,969
1,580,000 1.500%,  2/15/2030 1,704,178
2,050,000 4.375%,  5/15/2040 3,217,859
11,465,000 3.000%,  5/15/2042 15,240,389
25,124,000 2.500%,  5/15/2046 31,038,936
16,725,000 2.875%,  5/15/2049 22,392,554
550,000 2.375%,  11/15/2049 671,494
U.S. Treasury Notes
300,000 1.875%,  12/15/2020 301,078
500,000 2.500%,  2/28/2021 504,824
1,500,000 1.375%,  5/31/2021 1,512,070

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
U.S. Government & Agencies (5.5%) -
continued
$ 16,465,000 1.125%,  8/31/2021 $ 16,609,069
6,425,000 1.500%,  9/30/2021 6,510,834
1,700,000 2.500%,  1/15/2022 1,751,598
1,900,000 1.125%,  2/28/2022 1,926,273
8,320,000 1.875%,  7/31/2022 8,584,550
8,190,000 2.000%,  11/30/2022 8,518,880
11,580,000 2.500%,  3/31/2023 12,259,873
16,710,000 2.500%,  1/31/2024 17,997,192
2,335,000 2.125%,  7/31/2024 2,505,929
95,000 2.250%,  11/15/2024 102,867
13,150,000 2.125%,  11/30/2024 14,181,967
43,700,000 2.875%,  5/31/2025 48,998,625
12,650,000 2.625%,  1/31/2026 14,194,189
64,360,000 2.500%,  2/28/2026 71,884,589
Total 363,974,178
Utilities (0.4%)
Alabama Power Company
7,000 2.450%,  3/30/2022 7,193
Ameren Illinois Company
450,000 4.500%,  3/15/2049 596,879
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 711,489
Appalachian Power Company
238,000 3.300%,  6/1/2027 261,567
Arizona Public Service Company
50,000 3.500%,  12/1/2049 55,486
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 468,938
Calpine Corporation
380,000 4.500%,  2/15/2028
k
389,173
CenterPoint Energy, Inc.
185,000 3.850%,  2/1/2024 202,638
700,000 2.500%,  9/1/2024 744,623
420,000 4.250%,  11/1/2028 500,455
CMS Energy Corporation
336,000 2.950%,  2/15/2027 357,708
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 413,103
180,000 4.350%,  11/15/2045 230,090
Consolidated Edison Company of
New York, Inc.
550,000 4.125%,  5/15/2049 658,620
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 210,195
Consumers Energy Company
550,000 4.350%,  4/15/2049 723,928
DTE Electric Company
265,000 3.700%,  3/15/2045 309,365
360,000 3.700%,  6/1/2046 419,699
Duke Energy Carolinas, LLC
440,000 3.700%,  12/1/2047 519,720
Duke Energy Corporation
448,000 3.750%,  9/1/2046 509,848
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 360,570
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 525,594
Edison International
975,000 5.750%,  6/15/2027 1,076,025
Exelon Corporation
375,000 4.700%,  4/15/2050 476,677
Principal
Amount Long-Term Fixed Income (16.8%) Value
Utilities (0.4%) - continued
$ 240,000 5.100%,  6/15/2045 $ 311,767
336,000 4.450%,  4/15/2046 407,288
FirstEnergy Corporation
150,000 2.850%,  7/15/2022 153,742
845,000 4.850%,  7/15/2047 1,015,871
GFL Environmental, Inc.
270,000 3.750%,  8/1/2025
k
269,325
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 72,436
224,000 5.300%,  7/1/2043 293,241
Mississippi Power Company
340,000 3.950%,  3/30/2028 390,000
Monongahela Power Company
275,000 5.400%,  12/15/2043
k
386,359
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 350,862
575,000 3.700%,  3/15/2029 674,675
NextEra Energy Operating
Partners, LP
550,000 3.875%,  10/15/2026
k
569,250
NiSource Finance Corporation
236,000 3.490%,  5/15/2027 262,905
415,000 5.650%,  2/1/2045 572,729
NiSource, Inc.
550,000 3.600%,  5/1/2030 626,296
Oncor Electric Delivery Company,
LLC
394,000 3.750%,  4/1/2045 469,722
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 359,724
350,000 3.950%,  12/1/2047 323,098
PG&E Corporation
160,000 5.000%,  7/1/2028 155,200
130,000 5.250%,  7/1/2030 125,775
PPL Capital Funding, Inc.
236,000 3.400%,  6/1/2023 251,307
515,000 5.000%,  3/15/2044 641,504
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 432,093
PSEG Power, LLC
9,000 3.000%,  6/15/2021 9,146
Public Service Electric & Gas
Company
350,000 3.000%,  5/15/2027 387,658
San Diego Gas and Electric
Company
600,000 4.150%,  5/15/2048 728,826
South Carolina Electric & Gas
Company
700,000 5.100%,  6/1/2065 1,043,805
Southern California Edison
Company
485,000 4.000%,  4/1/2047 519,324
Southern Company
320,000 2.950%,  7/1/2023 340,033
325,000 3.250%,  7/1/2026 362,501
450,000 4.400%,  7/1/2046 532,586
Southern Company Gas Capital
Corporation
590,000 4.400%,  5/30/2047 712,272
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 197,362

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (16.8%) Value
Utilities (0.4%) - continued
Suburban Propane Partners, LP
$ 310,000 5.875%,  3/1/2027 $ 317,362
Talen Energy Supply, LLC
330,000 7.625%,  6/1/2028
k
330,000
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
k
333,876
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 578,960
Vistra Operations Company, LLC
430,000 5.000%,  7/31/2027
k
451,607
Total 26,690,070
Total Long-Term Fixed Income
(cost $1,039,833,878) 1,111,593,376
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
65,223,254 Thrivent Cash Management Trust 65,223,254
Total Collateral Held for
Securities Loaned
(cost $65,223,254) 65,223,254
Shares or
Principal
Amount Short-Term Investments ( 9.5% ) Value
Federal Home Loan Bank Discount
Notes
1,900,000 0.076%, 10/7/2020
p,q
1,899,981
4,200,000 0.074%, 10/14/2020
p,q
4,199,909
8,800,000 0.080%, 10/28/2020
p,q
8,799,604
1,200,000 0.085%, 11/5/2020
p,q
1,199,918
8,800,000 0.090%, 11/6/2020
p,q
8,799,384
300,000 0.060%, 11/10/2020
p,q
299,977
500,000 0.080%, 11/12/2020
p,q
499,959
7,000,000 0.070%, 11/18/2020
p,q
6,999,347
7,700,000 0.070%, 11/19/2020
p,q
7,699,266
1,100,000 0.055%, 11/24/2020
p,q
1,099,884
25,200,000 0.055%, 12/8/2020
p,q
25,195,716
10,300,000 0.055%, 12/9/2020
p,q
10,298,223
3,100,000 0.075%, 12/22/2020
p,q
3,099,365
Thrivent Core Short-Term Reserve
Fund
54,950,950 0.310% 549,509,503
U.S. Treasury Bills
600,000 0.093%, 11/19/2020
p,r
599,927
100,000 0.085%, 12/3/2020
p,r
99,983
100,000 0.080%, 12/10/2020
p,s
99,981
200,000 0.084%, 12/17/2020
p,s
199,959
Total Short-Term Investments
(cost $630,772,844) 630,599,886
Total Investments (cost
$5,985,772,401) 104.9% $6,940,943,008
Other Assets and Liabilities, Net
(4.9%) (322,092,783)
Total Net Assets 100.0% $6,618,850,225
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of September 30, 2020.
i All or a portion of the security is on loan.
j Non-income producing security.
k Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $154,099,231 or
2.3% of total net assets.
l Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
m Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
n Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
o All or a portion of the security was earmarked to cover
written options.
p The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
q All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
s At September 30, 2020, $182,963 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Portfolio as of September
30, 2020 was $198,000 or 0.0% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of September
30, 2020.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 324,054
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 2,046,618
Common Stock 62,062,958
Total lending $64,109,576
Gross amount payable upon return of
collateral for securities loaned $65,223,254
Net amounts due to counterparty
$1,113,678
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,135,494 – 2,835,054 300,440
Capital Goods 5,182,003 – 5,182,003 –
Communications Services 13,131,100 – 12,456,200 674,900
Consumer Cyclical 8,650,789 – 8,032,408 618,381
Consumer Non-Cyclical 10,670,935 – 10,670,935 –
Energy 1,738,273 – 1,738,273 –
Financials 5,426,524 – 5,426,524 –
Technology 5,382,683 – 5,382,683 –
Transportation 1,674,667 – 1,674,667 –
Utilities 1,903,846 – 1,903,846 –
Registered Investment Companies
Unaffiliated 44,078,855 44,078,855 – –
Affiliated 2,304,825,573 2,304,825,573 – –
Common Stock
Communications Services 122,196,316 122,158,821 – 37,495
Consumer Discretionary 329,435,348 329,435,348 – –
Consumer Staples 45,343,316 45,343,316 – –
Energy 24,486,403 24,486,403 – –
Financials 195,988,845 192,957,711 3,031,134 –
Health Care 330,984,549 330,984,549 – –
Industrials 256,636,466 256,636,466 – –
Information Technology 592,445,431 592,191,846 253,585 –
Materials 61,122,057 59,169,745 1,952,306 6
Real Estate 100,394,146 100,394,146 – –
Utilities 12,394,743 12,394,743 – –
Long-Term Fixed Income
Asset-Backed Securities 46,448,449 – 46,448,449 –
Basic Materials 12,947,291 – 12,947,291 –
Capital Goods 17,957,317 – 17,957,317 –
Collateralized Mortgage Obligations 40,961,818 – 40,061,818 900,000
Commercial Mortgage-Backed Securities 8,772,415 – 8,772,415 –
Communications Services 41,190,062 – 41,190,062 –
Consumer Cyclical 30,444,959 – 30,444,959 –
Consumer Non-Cyclical 47,512,507 – 47,512,507 –
Energy 32,854,070 – 32,854,070 –
Financials 76,762,744 – 76,762,744 –
Mortgage-Backed Securities 330,532,407 – 330,532,407 –
Technology 28,110,424 – 28,110,424 –
Transportation 6,434,665 – 6,434,665 –
U.S. Government & Agencies 363,974,178 – 363,974,178 –
Utilities 26,690,070 – 26,690,070 –
Short-Term Investments 81,090,383 – 81,090,383 –
Subtotal Investments in Securities $5,669,912,121 $4,415,057,522 $1,252,323,377 $2,531,222
Other Investments  * Total
Affiliated Short-Term Investments 549,509,503
Affiliated Registered Investment Companies 656,298,130
Collateral Held for Securities Loaned 65,223,254
Subtotal Other Investments $1,271,030,887
Total Investments at Value $6,940,943,008
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,923,452 2,923,452 – –
Total Asset Derivatives $2,923,452 $2,923,452 $– $–
Liability Derivatives
Futures Contracts 7,484,184 7,484,184 – –
Call Options Written 93,662 – – 93,662
Credit Default Swaps 5,197 – 5,197 –
Total Liability Derivatives $7,583,043 $7,484,184 $5,197 $93,662
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling $80,090,533 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 491 December 2020 $ 108,466,476 $ 25,345
CBOT U.S. Long Bond 169 December 2020 29,972,013 (180,481)
CME E-mini Russell 2000 Index 21 December 2020 1,564,943 14,677
CME E-mini S&P 500 Index 5,224 December 2020 874,443,147 1,099,253
CME E-mini S&P Mid-Cap 400 Index 7 December 2020 1,294,517 4,613
CME Euro Foreign Exchange Currency 317 December 2020 46,824,948 (323,029)
Eurex Euro STOXX 50 Index 1,275 December 2020 49,512,642 (1,975,388)
ICE US mini MSCI Emerging Markets Index 2,542 December 2020 140,778,174 (2,429,824)
Total Futures Long Contracts $ 1,252,856,860 ( $ 3,764,834)
CBOT 10-Yr. U.S. Treasury Note (308) December 2020 ( $ 42,926,662) ( $ 48,963)
CBOT 5-Yr. U.S. Treasury Note (62) December 2020 (7,806,497) (7,441)
CME E-mini Russell 2000 Index (6,429) December 2020 (481,531,167) (2,058,213)
CME E-mini S&P Mid-Cap 400 Index (2,213) December 2020 (410,282,514) (428,156)
CME Ultra Long Term U.S. Treasury Bond (13) December 2020 (2,928,105) 44,543
ICE mini MSCI EAFE Index (990) December 2020 (93,468,421) 1,735,021
Ultra 10-Yr. U.S. Treasury Note (83) December 2020 (13,240,827) (32,689)
Total Futures Short Contracts ( $ 1,052,184,193) ($795,898)
Total Futures Contracts $ 200,672,667 ($4,560,732)
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of September 30, 2020.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (12.00) $ 104.88 October 2020 (12,585,937) ( $ 17,414) $ 31,336
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (10.93) 102.78
November
2020 (11,266,724) (76,248) (11,381)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($93,662) $19,955
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of September 30, 2020. Investments totaling
$699,910 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 7,800,000 $ – ( $ 5,197) ( $ 5,197)
Total Credit Default Swaps $– ($5,197) ($5,197)
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $75,829 $11,990 $– $87,904 8,952 1.3%
Core Emerging Markets Equity* – 41,200 – 42,879 4,204 0.7
Core International Equity 220,517 – 13,000 187,841 21,177 2.8
Core Low Volatility Equity 242,502 94,000 – 337,674 28,116 5.1
Global Stock 408,855 46,922 – 411,312 33,287 6.2
High Yield 61,624 2,398 – 59,846 13,410 0.9
Income 180,729 5,107 – 194,348 17,520 2.9
International Allocation 574,628 23,610 32,000 488,524 54,722 7.4
International Index* – 32,000 – 36,859 3,305 0.6
Large Cap Value 490,008 18,044 – 431,406 26,681 6.5
Limited Maturity Bond 101,072 1,692 – 103,985 10,357 1.6
Mid Cap Stock 482,077 18,449 – 476,882 25,858 7.2
Small Cap Stock 112,575 12,030 – 101,664 6,600 1.5
Total Affiliated Registered Investment
Companies
2,950,416
2,961,124 44.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 527,067 1,043,192 1,020,517 549,510 54,951 8.3
Total Affiliated Short-Term Investments
527,067
549,510 8.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 30,577 544,487 509,841 65,223 65,223 1.0
Total Collateral Held for Securities Loaned
30,577
65,223 1.0
Total Value
$3,508,060
$3,575,857
*   Non-income producing security.
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $85 – $2,840
Core Emerging Markets Equity* – 1,679 – –
Core International Equity (1,489) (18,187) – –
Core Low Volatility Equity – 1,172 – –
Global Stock – (44,465) 40,143 6,778
High Yield – (4,176) – 2,398
Income – 8,512 900 4,208
International Allocation (28,233) (49,481) 8,054 15,555
International Index* – 4,859 – –
Large Cap Value – (76,646) 9,566 8,478
Limited Maturity Bond – 1,221 – 1,691
Mid Cap Stock – (23,644) 16,147 2,303
Small Cap Stock – (22,941) 11,319 711
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (61) (171) – 3,725
Total Income/Non Income Cash from Affiliated
Investments $48,687
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 216
Total Affiliated Income from Securities Loaned, Net $216
Total Value $(29,783) $(222,183) $86,129
*   Non-income producing security.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.2% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 503,412
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 482,773
Hexion, Inc., Term Loan
598,669
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
588,192
Innophos Holdings, Inc., Term
Loan
597,000
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
591,030
Nouryon USA, LLC, Term Loan
1,196,610
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,156,870
Pixelle Specialty Solutions, LLC,
Term Loan
1,209,206
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,203,160
PQ Corporation, Term Loan
653,363
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
649,442
Total 4,671,467
Capital Goods (0.2%)
Advanced Disposal Services, Inc.,
Term Loan
694,066
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
692,331
Asplundh Tree Expert, LLC, Term
Loan
380,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
379,289
Flex Acquisition Company, Inc.
Term Loan
1,316,914
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,275,761
GFL Environmental, Inc., Term
Loan
1,859,555
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
1,849,328
Graham Packaging Company,
Inc., Term Loan
590,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
585,823
Mauser Packaging Solutions
Holding Company, Term Loan
926,906
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
868,399
Navistar, Inc., Term Loan
1,501,500
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,486,485
Reynolds Group Holdings, Inc.,
Term Loan
863,190
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
851,649
625,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
613,125
TransDigm, Inc., Term Loan
2,094,624
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,976,801
Principal
Amount Bank Loans (2.2%)
a
Value
Capital Goods (0.2%) - continued
Vertiv Group Corporation, Term
Loan
$ 2,014,875
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
$ 1,980,622
Total 12,559,613
Communications Services (0.5%)
Altice France SA, Term Loan
624,038
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
594,358
CenturyLink, Inc., Term Loan
1,399,425
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,342,203
Charter Communications
Operating, LLC, Term Loan
1,339,668
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
b
1,314,389
CommScope, Inc., Term Loan
1,137,129
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,106,062
Coral-US Co-Borrower, LLC, Term
Loan
2,495,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
2,410,220
Diamond Sports Group, LLC, Term
Loan
1,791,029
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
1,382,084
Entercom Media Corporation, Term
Loan
896,742
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
841,817
GCI, LLC, Term Loan
1,395,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
1,384,537
Gray Television, Inc., Term Loan
540,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
527,753
HCP Acquisition, LLC, Term Loan
968,714
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
961,652
iHeartCommunications, Inc., Term
Loan
696,491
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
659,382
Mediacom Illinois, LLC, Term Loan
244,922
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
242,473
NEP Group, Inc., Term Loan
1,483,575
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,271,795
140,000
7.147%,  (LIBOR 1M +
7.000%), 10/19/2026
b
109,200
Nexstar Broadcasting, Inc., Term
Loan
1,500,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
1,465,005
Nielsen Finance, LLC, Term Loan
488,775
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
487,797
Radiate Holdco, LLC, Term Loan
2,100,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
2,060,625

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Communications Services (0.5%) - continued
SBA Senior Finance II, LLC, Term
Loan
$ 1,074,214
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
$ 1,045,038
Terrier Media Buyer, Inc., Term
Loan
794,000
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
773,300
319,200
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
310,023
T-Mobile USA, Inc., Term Loan
1,496,250
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
1,493,976
TNS, Inc., Term Loan
550,881
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
546,061
Virgin Media Bristol, LLC, Term
Loan
710,000
0.000%,  (LIBOR 1M +
3.250%), 1/10/2029
b,d,e
697,241
WideOpenWest Finance, LLC,
Term Loan
1,115,896
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,097,238
Windstream Services, LLC, Term
Loan
1,861,405
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
1,120,566
Xplornet Communications, Inc.,
Term Loan
768,075
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
752,237
Ziggo Financing Partnership, Term
Loan
1,320,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
1,268,111
Total 27,265,143
Consumer Cyclical (0.3%)
1011778 B.C., LLC, Term Loan
1,496,231
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,432,013
Caesars Resort Collection, LLC,
Term Loan
1,175,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
1,135,508
Cengage Learning, Inc., Term
Loan
583,295
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
486,217
Four Seasons Hotels, Ltd., Term
Loan
913,889
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
887,615
Golden Entertainment, Inc., Term
Loan
1,992,725
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,905,543
Golden Nugget, LLC, Term Loan
590,020
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
524,493
LCPR Loan Financing, LLC, Term
Loan
2,345,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
2,340,123
Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Cyclical (0.3%) - continued
Men's Warehouse, Inc., Term Loan
$ 989,281
4.250%,  (LIBOR 1M +
3.250%), 4/9/2025
b,g
$ 296,784
Michaels Stores, Inc., Term Loan
835,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
814,125
Penn National Gaming, Inc., Term
Loan
1,149,525
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,115,453
Scientific Games International,
Inc., Term Loan
3,782,754
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,550,531
Staples, Inc., Term Loan
199,944
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
187,613
1,118,452
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
1,037,711
Stars Group Holdings BV, Term
Loan
1,230,663
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,226,479
Tenneco, Inc., Term Loan
592,050
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
532,478
Wyndham Hotels & Resorts, Inc.,
Term Loan
632,100
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
608,592
Total 18,081,278
Consumer Non-Cyclical (0.4%)
Bausch Health Americas, Inc.,
Term Loan
1,786,959
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,749,362
Bellring Brands, LLC, Term Loan
350,886
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
351,033
Change Healthcare Holdings, LLC,
Term Loan
710,547
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
694,673
Dole Food Company, Inc., Term
Loan
1,192,059
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
1,172,938
Endo International plc, Term Loan
634,440
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
602,719
Energizer Holdings, Inc., Term
Loan
487,492
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
478,961
Froneri U.S., Inc., Term Loan
420,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
402,751
Global Medical Response, Inc.,
Term Loan
2,987,667
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
2,976,941
2,980,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
2,910,149

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
IQVIA, Inc., Term Loan
$ 328,308
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
$ 323,452
JBS USA LUX SA, Term Loan
1,260,800
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
1,224,867
MPH Acquisition Holdings, LLC,
Term Loan
3,020,000
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,968,237
Ortho-Clinical Diagnostics SA,
Term Loan
3,011,130
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
2,877,135
Plantronics, Inc., Term Loan
719,280
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
674,023
Sotera Health Holdings, LLC, Term
Loan
850,725
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
846,471
US Foods, Inc., Term Loan
477,506
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
458,406
Total 20,712,118
Energy (0.1%)
BCP Raptor II, LLC, Term Loan
923,312
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
643,244
Buckeye Partners, LP, Term Loan
956,322
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
937,196
Calpine Corporation, Term Loan
1,129,246
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
1,097,390
Illuminate Buyer, LLC, Term Loan
675,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
668,675
Lealand Finance Company BV,
Term Loan
247,726
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
184,969
Total 3,531,474
Financials (0.2%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
717,274
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
696,251
BPR Nimbus, LLC, Term Loan
1,131,552
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
914,135
Delos Finance SARL, Term Loan
600,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
585,300
INEOS U.S. Finance, LLC, Term
Loan
477,545
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
463,085
Level 3 Financing, Inc., Term Loan
1,355,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
1,311,383
Principal
Amount Bank Loans (2.2%)
a
Value
Financials (0.2%) - continued
MoneyGram International, Inc.,
Term Loan
$ 839,375
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
$ 817,341
Newco Financing Partnership,
Term Loan
952,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
922,972
Northriver Midstream Finance, LP,
Term Loan
821,616
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
792,728
Tronox Finance, LLC, Term Loan
1,543,085
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
1,516,637
UPC Financing Partnership, Term
Loan
952,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
922,973
Vericast Corporation, Term Loan
296,012
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
241,214
Total 9,184,019
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,641,333
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
1,489,920
Prime Security Services Borrower,
LLC, Term Loan
2,929,091
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
2,899,272
Rackspace Technology Global,
Inc., Term Loan
2,664,241
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
2,610,636
SS&C Technologies, Inc., Term
Loan
485,693
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
469,505
344,020
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
332,554
1,107,111
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
1,071,130
Western Digital Corporation, Term
Loan
1,354,664
1.898%,  (LIBOR 1M +
1.750%), 4/29/2023
b
1,341,605
Zayo Group Holdings, Inc., Term
Loan
1,910,400
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,851,388
Total 12,066,010
Transportation (0.1%)
Delta Air Lines, Inc., Term Loan
428,925
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
427,853
Genesee & Wyoming, Inc., Term
Loan
1,194,000
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
1,173,296

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (2.2%)
a
Value
Transportation (0.1%) - continued
Mileage Plus Holdings, LLC, Term
Loan
$ 655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
$ 665,192
SkyMiles IP, Ltd., Term Loan
450,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
452,974
United Airlines, Inc., Term Loan
893,059
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
840,217
Total 3,559,532
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
252,784
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
251,943
Core and Main, LP, Term Loan
904,425
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
884,356
EnergySolutions, LLC, Term Loan
728,237
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
693,646
Pacific Gas & Electric Company,
Term Loan
1,491,263
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
1,458,947
Talen Energy Supply, LLC, Term
Loan
517,275
3.897%,  (LIBOR 1M +
3.750%), 7/8/2026
b
509,945
Total 3,798,837
Total Bank Loans
(cost $119,470,693) 115,429,491
Principal
Amount Long-Term Fixed Income ( 40.7% ) Value
Asset-Backed Securities (1.8%)
Access Group, Inc.
460,076
0.675%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
450,775
Aimco
2,150,000
1.578%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,h
2,125,060
Aimco CLO, Ltd.
3,475,000
1.628%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,e,h
3,475,000
Ares CLO, Ltd.
3,000,000
1.673%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
2,967,168
Ares XXXIIR CLO, Ltd.
1,500,000
1.220%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,h
1,475,520
Benefit Street Partners CLO IV, Ltd.
2,200,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,h
2,189,757
Principal
Amount Long-Term Fixed Income (40.7%) Value
Asset-Backed Securities (1.8%) - continued
Buttermilk Park CLO, Ltd.
$ 5,250,000
1.675%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
$ 5,180,695
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.725%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
3,338,700
Carvana Auto Receivables Trust
150,000
2.340%,  6/15/2023, Ser.
2019-3A, Class A3
h
151,433
CBAM, Ltd.
3,500,000
1.555%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,h
3,488,569
CIFC Funding, Ltd.
1,225,000
1.848%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,e,h
1,224,871
Colony American Finance Trust
3,369,770
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
3,550,042
Commonbond Student Loan Trust
706,668
0.648%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
696,069
CoreVest American Finance Trust
3,952,186
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
4,098,401
DRB Prime Student Loan Trust
293,098
2.048%,  (LIBOR 1M +
1.900%), 10/27/2031, Ser.
2015-B, Class A1
b,h
294,156
Dryden Senior Loan Fund
3,000,000
1.672%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
2,968,497
Earnest Student Loan Program
2016-D, LLC
412,193
2.720%,  1/25/2041, Ser.
2016-D, Class A2
h
416,550
Earnest Student Loan Program,
LLC
383,956
3.020%,  5/25/2034, Ser.
2016-B, Class A2
h
387,263
ECMC Group Student Loan Trust
1,650,000
1.510%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
1,649,999
Galaxy XX CLO, Ltd.
2,650,000
1.272%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
2,610,934
Golub Capital Partners, Ltd.
1,750,000
1.452%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,h
1,712,946
2,569,000
1.472%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
2,513,312
Goodgreen
2,801,028
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,965,718

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Asset-Backed Securities (1.8%) - continued
Home Partners of America Trust
$ 3,810,611
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
$ 3,955,795
3,772,973
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
3,979,538
Laurel Road Prime Student Loan
Trust
979,458
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
1,004,513
2,163,996
5.600%,  11/25/2043, Ser.
2018-D, Class A
b,h
2,251,546
Madison Park Funding XIV, Ltd.
2,375,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
2,325,125
Magnetite XII, Ltd.
2,600,000
1.375%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
2,571,660
Mountain View CLO, Ltd.
1,825,000
1.395%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,h
1,778,570
National Collegiate Trust
1,179,759
0.443%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
1,144,801
Neuberger Berman CLO XIV, Ltd.
2,375,000
1.277%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,h
2,351,269
Neuberger Berman CLO, Ltd.
1,000,000
1.288%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,h
990,419
Octagon Investment Partners XVI,
Ltd.
600,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
589,183
OneMain Financial Issuance Trust
2,730,000
3.840%,  5/14/2032, Ser.
2020-1A, Class A
h
2,871,120
OZLM VIII, Ltd.
818,800
1.443%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
809,688
Palmer Square Loan Funding, Ltd.
2,241,356
1.122%,  (LIBOR 3M +
0.850%), 1/20/2027, Ser.
2018-5A, Class A1
b,h
2,226,133
1,700,000
1.922%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
1,699,361
PPM CLO 3, Ltd.
2,000,000
1.673%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2019-3A, Class A
b,h
1,981,596
Pretium Mortgage Credit Partners,
LLC
2,137,559
3.721%,  2/27/2060, Ser.
2020-NPL2, Class A1
h,i
2,140,907
Progress Residential Trust
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
h
2,065,845
Principal
Amount Long-Term Fixed Income (40.7%) Value
Asset-Backed Securities (1.8%) - continued
Saxon Asset Securities Trust
$ 860,035
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 868,643
Shackleton CLO, Ltd.
1,750,000
1.445%,  (LIBOR 3M +
1.170%), 7/15/2031, Ser.
2015-7RA, Class A1
b,h
1,720,208
SLM Student Loan Trust
1,052,951
0.548%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,005,653
THL Credit Wind River CLO, Ltd.
950,000
1.652%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,e,h
950,000
U.S. Small Business Administration
98,230
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 101,561
Voya CLO, Ltd.
1,497,660
1.475%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,h
1,476,612
Whitebox CLO II, Ltd.
1,350,000
2.492%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
1,350,269
Total 94,141,450
Basic Materials (0.4%)
Air Products and Chemicals, Inc.
1,150,000 2.700%,  5/15/2040 1,222,320
Alcoa Nederland Holding BV
540,000 5.500%,  12/15/2027
h
562,788
Anglo American Capital plc
720,000 4.875%,  5/14/2025
h
819,925
BWAY Holding Company
490,000 5.500%,  4/15/2024
h
491,735
Cleveland-Cliffs, Inc.
370,000 5.750%,  3/1/2025
j
344,100
320,000 9.875%,  10/17/2025
h
357,200
Dow Chemical Company
600,000 4.800%,  11/30/2028 721,630
DowDuPont, Inc.
1,275,000 4.493%,  11/15/2025 1,466,131
EI du Pont de Nemours &
Company
675,000 2.300%,  7/15/2030 715,626
First Quantum Minerals, Ltd.
695,000 7.500%,  4/1/2025
h
687,432
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 496,125
520,000 4.250%,  3/1/2030 533,000
Glencore Funding, LLC
560,000 4.125%,  5/30/2023
h
600,370
725,000 4.000%,  3/27/2027
h
791,329
International Paper Company
1,420,000 4.350%,  8/15/2048 1,734,341
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 535,954
900,000 4.500%,  7/15/2027 1,020,291
Krayton Polymers, LLC
670,000 7.000%,  4/15/2025
h
683,400
Methanex Corporation
780,000 5.250%,  12/15/2029 771,225

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Basic Materials (0.4%) - continued
Norbord, Inc.
$ 710,000 5.750%,  7/15/2027
h
$ 749,973
Novelis Corporation
830,000 5.875%,  9/30/2026
h
852,825
210,000 4.750%,  1/30/2030
h
204,954
OCI NV
600,000 4.625%,  10/15/2025
e,h
600,000
Olin Corporation
805,000 5.125%,  9/15/2027 796,950
Peabody Securities Finance
Corporation
630,000 6.375%,  3/31/2025
h
252,000
Syngenta Finance NV
1,200,000 3.933%,  4/23/2021
h
1,215,474
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,151,395
Tronox Finance plc
760,000 5.750%,  10/1/2025
h
748,600
Vale Overseas, Ltd.
840,000 6.250%,  8/10/2026 993,300
401,000 6.875%,  11/21/2036 520,799
Total 22,641,192
Capital Goods (0.6%)
AECOM
1,280,000 5.125%,  3/15/2027 1,382,554
Amsted Industries, Inc.
925,000 5.625%,  7/1/2027
h
984,033
Ardagh Packaging Finance plc
360,000 6.000%,  2/15/2025
h
373,788
280,000 5.250%,  8/15/2027
h
285,320
BAE Systems plc
1,450,000 1.900%,  2/15/2031
h
1,435,070
Berry Global, Inc.
470,000 4.875%,  7/15/2026
h
492,912
Carrier Global Corporation
875,000 2.700%,  2/15/2031
h
910,938
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 967,918
CNH Industrial Capital, LLC
1,120,000 4.875%,  4/1/2021 1,141,610
CNH Industrial NV
700,000 3.850%,  11/15/2027 756,399
Covanta Holding Corporation
650,000 6.000%,  1/1/2027 676,000
135,000 5.000%,  9/1/2030 136,255
Crown Cork & Seal Company, Inc.
1,100,000 7.375%,  12/15/2026 1,307,768
Emerson Electric Company
1,150,000 1.800%,  10/15/2027 1,199,095
H&E Equipment Services, Inc.
530,000 5.625%,  9/1/2025 552,525
Ingersoll-Rand Luxembourg
Finance SA
1,225,000 3.500%,  3/21/2026 1,370,021
Jeld-Wen, Inc.
500,000 4.625%,  12/15/2025
h
502,500
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,824,011
Lockheed Martin Corporation
586,000 3.600%,  3/1/2035 702,769
1,024,000 4.500%,  5/15/2036 1,299,876
284,000 6.150%,  9/1/2036 420,429
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,286,552
Principal
Amount Long-Term Fixed Income (40.7%) Value
Capital Goods (0.6%) - continued
Republic Services, Inc.
$ 850,000 2.900%,  7/1/2026 $ 939,778
Reynolds Group Issuer, Inc.
1,270,000 5.125%,  7/15/2023
h
1,285,875
Roper Technologies, Inc.
750,000 1.400%,  9/15/2027 757,197
564,000 4.200%,  9/15/2028 672,898
750,000 1.750%,  2/15/2031 748,128
Siemens
Financieringsmaatschappij NV
455,000 4.200%,  3/16/2047
h
592,732
Standard Industries, Inc.
980,000 4.375%,  7/15/2030
h
1,004,760
Textron, Inc.
710,000 3.375%,  3/1/2028 766,233
TransDigm, Inc.
370,000 6.250%,  3/15/2026
h
387,963
1,030,000 5.500%,  11/15/2027 989,882
United Rentals North America, Inc.
1,370,000 4.000%,  7/15/2030 1,400,825
United Technologies Corporation
775,000 4.450%,  11/16/2038 952,755
1,000,000 3.750%,  11/1/2046 1,142,922
WESCO Distribution, Inc.
210,000 7.250%,  6/15/2028
h
230,092
Total 32,880,383
Collateralized Mortgage Obligations (1.4%)
Ajax Mortgage Loan Trust
2,669,717
4.360%,  9/25/2065, Ser.
2018-C, Class A
b,h
2,713,023
Alternative Loan Trust
877,277
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 710,094
Angel Oak Mortgage Trust I, LLC
915,521
3.500%,  7/25/2046, Ser.
2016-1, Class A1
h
951,802
Bellemeade Re, Ltd.
448,038
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
443,629
605,574
1.248%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
604,354
2,725,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,h
2,730,601
BRAVO Residential Funding Trust
377,753
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
390,045
Citicorp Mortgage Securities, Inc.
2,109,725
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,066,659
Citigroup Mortgage Loan Trust,
Inc.
230,998
5.500%,  11/25/2035, Ser.
2005-9, Class 21A2 236,573
Countrywide Alternative Loan Trust
881,981
3.201%,  10/25/2035, Ser.
2005-43, Class 4A1
b
838,873
603,169
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 337,527
1,289,823
7.000%,  10/25/2037, Ser.
2007-24, Class A10 725,611

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
Countrywide Home Loans, Inc.
$ 274,116
5.750%,  4/25/2037, Ser.
2007-3, Class A27 $ 203,878
Credit Suisse Mortgage Capital
Certificates
1,535,026
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
h,i
1,535,678
Credit Suisse Mortgage Trust
2,980,493
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
3,200,424
6,109,422
3.507%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
6,112,466
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
118,612
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 104,335
Ellington Financial Mortgage Trust
1,369,409
4.140%,  10/25/2058, Ser.
2018-1, Class A1FX
b,h
1,403,790
Federal Home Loan Mortgage
Corporation - REMIC
1,641,003
4.000%,  7/15/2031, Ser.
4104, Class KI
k
97,271
2,463,091
3.000%,  2/15/2033, Ser.
4170, Class IG
k
236,255
2,850,406
3.000%,  3/15/2033, Ser.
4180, Class PI
k
287,354
Federal National Mortgage
Association - REMIC
5,129,937
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
309,094
FWD Securitization Trust
2,280,265
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
2,333,120
Galton Funding Mortgage Trust
2017-1
1,375,046
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,h
1,405,272
GCAT Trust
132,930
2.985%,  2/25/2059, Ser.
2019-NQM1, Class A1
h,i
134,992
Greenpoint Mortgage Funding
Trust
733,268
0.348%,  (LIBOR 1M +
0.200%), 10/25/2045, Ser.
2005-AR4, Class G41B
b
645,669
GS Mortgage-Backed Securities
Trust
776,523
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
789,799
Legacy Mortgage Asset Trust
580,913
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
589,253
MASTR Alternative Loans Trust
1,087,972
0.598%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
184,411
Merrill Lynch Alternative Note
Asset Trust
230,058
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 152,898
MFA NQM1 Trust
968,727
1.787%,  8/25/2049, Ser.
2020-NQM1, Class A2
b,h
973,686
Principal
Amount Long-Term Fixed Income (40.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
MFRA Trust
$ 1,512,822
4.164%,  7/25/2048, Ser.
2018-NPL2, Class A1
h,i
$ 1,514,855
New Residential Mortgage Loan
Trust
1,939,089
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
h,i
1,941,410
Preston Ridge Partners Mortgage
Trust, LLC
2,238,912
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
h,i
2,256,068
1,905,807
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
1,908,278
RCO Mortgage, LLC
3,484,513
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
3,476,465
1,491,829
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,h
1,512,259
1,074,130
4.270%,  12/26/2053, Ser.
2018-VFS1, Class A1
b,h
1,129,396
Renaissance Home Equity Loan
Trust
2,237,227
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,237,948
Residential Accredit Loans, Inc.
Trust
940,766
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 941,634
306,114
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 305,884
Residential Asset Securitization
Trust
1,176,938
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,036,714
Sequoia Mortgage Trust
1,056,333
3.426%,  9/20/2046, Ser.
2007-1, Class 4A1
b
815,914
Silver Hill Trust
1,190,040
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
1,209,436
Starwood Mortgage Residential
Trust
951,094
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
954,841
Toorak Mortgage Corporation
2,450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
2,506,739
Vericrest Opportunity Loan
Transferee
1,976,198
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
h,i
1,978,166
Verus Securitization Trust
416,864
2.853%,  1/25/2047, Ser.
2017-1A, Class A1
b,h
417,610
376,719
3.836%,  2/25/2059, Ser.
2019-1, Class A1
b,h
381,836
314,751
3.211%,  5/25/2059, Ser.
2019-2, Class A1
b,h
321,834
779,553
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,h
794,699
2,479,648
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,h
2,536,024
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
1,544,078

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Collateralized Mortgage Obligations (1.4%) -
continued
$ 1,417,943
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,h
$ 1,433,366
5,156,857
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
5,292,908
1,571,685
2.226%,  5/25/2060, Ser.
2020-2, Class A1
b,h
1,586,353
WaMu Mortgage Pass Through
Certificates
163,560
3.309%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
153,987
161,344
3.671%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
155,831
Total 72,792,969
Commercial Mortgage-Backed Securities (0.3%)
BFLD Trust
2,250,000
1.350%,  (LIBOR 1M +
1.150%), 10/15/2022, Ser.
2020-EYP, Class A
b,e,h
2,250,000
825,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,h
825,000
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,278,462
3.000%,  3/15/2045, Ser.
4741, Class GA 1,323,623
Federal National Mortgage
Association - ACES
23,997,638
1.895%,  12/25/2028, Ser.
2020-M11, Class IO
b,k
2,836,823
GS Mortgage Securities Trust
4,000,000
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,325,430
Morgan Stanley Capital I Trust
14,894,825
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
2,224,649
UBS Commercial Mortgage Trust
2,600,000
2.921%,  10/15/2052, Ser.
2019-C17, Class A4 2,859,972
Total 16,645,497
Communications Services (1.4%)
Altice France SA
420,000 5.500%,  1/15/2028
h
425,250
American Tower Corporation
700,000 2.900%,  1/15/2030 755,554
1,150,000 2.100%,  6/15/2030 1,161,149
AT&T, Inc.
1,129,000 3.500%,  9/15/2053
h
1,099,912
1,200,000 2.300%,  6/1/2027 1,258,789
1,550,000 4.350%,  3/1/2029 1,819,328
822,000 4.300%,  2/15/2030 973,207
1,100,000 5.250%,  3/1/2037 1,376,423
1,090,000 4.900%,  8/15/2037 1,315,187
450,000 5.550%,  8/15/2041 583,287
1,975,000 3.100%,  2/1/2043 1,926,727
British Telecommunications plc
1,225,000 4.500%,  12/4/2023 1,355,463
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
h
594,225
640,000 5.125%,  5/1/2027
h
673,421
1,530,000 4.750%,  3/1/2030
h
1,619,888
Principal
Amount Long-Term Fixed Income (40.7%) Value
Communications Services (1.4%) - continued
$ 510,000 4.500%,  8/15/2030
h
$ 535,523
280,000 4.250%,  2/1/2031
h
290,052
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 776,060
1,400,000 4.200%,  3/15/2028 1,589,710
1,320,000 6.484%,  10/23/2045 1,759,576
Comcast Corporation
1,325,000 4.950%,  10/15/2058 1,896,612
850,000 4.049%,  11/1/2052 1,041,348
750,000 3.950%,  10/15/2025 860,077
1,250,000 4.250%,  10/15/2030 1,534,369
690,000 4.400%,  8/15/2035 872,647
1,115,000 4.750%,  3/1/2044 1,462,915
550,000 4.600%,  8/15/2045 708,063
Cox Communications, Inc.
1,400,000 3.350%,  9/15/2026
h
1,556,456
Crown Castle International
Corporation
792,000 5.250%,  1/15/2023 870,221
836,000 3.200%,  9/1/2024 901,454
CSC Holdings, LLC
400,000 4.125%,  12/1/2030
h
407,700
2,100,000 4.625%,  12/1/2030
h
2,109,933
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,658,827
Embarq Corporation
700,000 7.995%,  6/1/2036 828,842
Entercom Media Corporation
360,000 6.500%,  5/1/2027
h
313,200
Fox Corporation
680,000 3.500%,  4/8/2030 766,351
Front Range BidCo, Inc.
870,000 4.000%,  3/1/2027
h
856,276
GCI, LLC
400,000 4.750%,  10/15/2028
e,h
405,004
Gray Television, Inc.
670,000 5.875%,  7/15/2026
h
695,125
iHeartCommunications, Inc.
400,000 4.750%,  1/15/2028
h
376,979
Level 3 Financing, Inc.
915,000 4.625%,  9/15/2027
h
940,163
740,000 4.250%,  7/1/2028
h
751,337
Meredith Corporation
440,000 6.500%,  7/1/2025
h
453,200
Netflix, Inc.
1,255,000 4.875%,  4/15/2028 1,402,463
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
h
576,923
Nielsen Finance, LLC
180,000 5.625%,  10/1/2028
h
184,950
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 597,430
330,000 4.200%,  6/1/2030 386,070
SBA Communications Corporation
440,000 3.875%,  2/15/2027
h
446,600
SFR Group SA
930,000 7.375%,  5/1/2026
h
974,547
Sirius XM Radio, Inc.
1,250,000 5.000%,  8/1/2027
h
1,305,713
170,000 4.125%,  7/1/2030
h
174,214
Sprint Capital Corporation
460,000 6.875%,  11/15/2028 572,854
290,000 8.750%,  3/15/2032 424,505

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Communications Services (1.4%) - continued
Sprint Corporation
$ 840,000 7.250%,  9/15/2021 $ 878,850
1,255,000 7.625%,  2/15/2025 1,468,350
Telesat Canada / Telesat, LLC
440,000 4.875%,  6/1/2027
h
441,782
Time Warner Entertainment
Company, LP
1,341,000 8.375%,  3/15/2023 1,575,844
T-Mobile USA, Inc.
1,390,000 4.500%,  2/1/2026 1,432,256
1,100,000 3.750%,  4/15/2027
h
1,231,494
900,000 4.375%,  4/15/2040
h
1,054,953
Univision Communications, Inc.
740,000 6.625%,  6/1/2027
h
722,425
VeriSign, Inc.
800,000 4.750%,  7/15/2027 848,000
Verizon Communications, Inc.
1,311,000 3.376%,  2/15/2025 1,459,735
3,054,000 4.272%,  1/15/2036 3,761,476
Viacom, Inc.
840,000 5.850%,  9/1/2043 1,052,451
Virgin Media Secured Finance plc
1,300,000 5.500%,  8/15/2026
h
1,355,250
Vodafone Group plc
1,250,000 4.875%,  6/19/2049 1,549,748
VTR Finance BV
270,000 6.375%,  N/A
h
283,500
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,261,558
1,650,000 2.650%,  1/13/2031 1,776,276
1,400,000 3.500%,  5/13/2040 1,567,979
Windstream Services, LLC
560,000 8.625%,  10/31/2025
*,f
336,000
Ziggo BV
634,000 5.500%,  1/15/2027
h
664,115
Total 75,924,141
Consumer Cyclical (1.0%)
1011778 B.C., ULC
1,310,000 4.375%,  1/15/2028
h
1,335,938
Allied Universal Holdco, LLC
440,000 6.625%,  7/15/2026
h
468,600
Allison Transmission, Inc.
950,000 5.000%,  10/1/2024
h
959,557
Amazon.com, Inc.
250,000 1.500%,  6/3/2030 255,235
1,420,000 3.875%,  8/22/2037 1,765,720
852,000 4.050%,  8/22/2047 1,101,212
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 210,423
Brookfield Property REIT, Inc.
195,000 5.750%,  5/15/2026
h
153,674
Brookfield Residential Properties,
Inc.
900,000 6.250%,  9/15/2027
h
907,582
Carnival Corporation
280,000 11.500%,  4/1/2023
h
313,874
300,000 10.500%,  2/1/2026
h
332,250
Cedar Fair, LP
490,000 5.250%,  7/15/2029 465,196
Colt Merger Sub, Inc.
900,000 6.250%,  7/1/2025
h
938,250
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,347,613
Principal
Amount Long-Term Fixed Income (40.7%) Value
Consumer Cyclical (1.0%) - continued
D.R. Horton, Inc.
$ 1,175,000 2.550%,  12/1/2020 $ 1,178,973
1,150,000 2.600%,  10/15/2025 1,233,017
Dana, Inc.
560,000 5.625%,  6/15/2028 578,200
Ford Motor Company
250,000 9.000%,  4/22/2025 286,627
140,000 9.625%,  4/22/2030 180,775
630,000 7.450%,  7/16/2031 722,490
Ford Motor Credit Company, LLC
1,420,000 4.063%,  11/1/2024 1,418,225
670,000 4.134%,  8/4/2025 663,578
General Motors Company
1,200,000 6.125%,  10/1/2025 1,393,707
1,150,000 6.800%,  10/1/2027 1,397,564
General Motors Financial
Company, Inc.
1,250,000 3.150%,  6/30/2022 1,283,981
560,000 3.950%,  4/13/2024 592,421
Hanesbrands, Inc.
1,000,000 4.875%,  5/15/2026
h
1,067,500
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
h
362,127
Hilton Domestic Operating
Company, Inc.
1,290,000 4.875%,  1/15/2030 1,328,700
Home Depot, Inc.
1,330,000 5.400%,  9/15/2040 1,881,900
840,000 4.250%,  4/1/2046 1,068,384
700,000 3.900%,  6/15/2047 862,329
Hyundai Capital America
750,000 1.250%,  9/18/2023
h
748,270
International Game Technology plc
580,000 5.250%,  1/15/2029
h
586,525
KB Home
490,000 4.800%,  11/15/2029 540,225
L Brands, Inc.
350,000 6.625%,  10/1/2030
h
356,125
Landry's, Inc.
460,000 6.750%,  10/15/2024
h
384,100
Lennar Corporation
825,000 4.125%,  1/15/2022 843,562
1,985,000 4.875%,  12/15/2023 2,134,123
Mastercard, Inc.
875,000 3.300%,  3/26/2027 1,000,273
830,000 3.950%,  2/26/2048 1,054,103
Mattamy Group Corporation
1,130,000 5.250%,  12/15/2027
h
1,161,075
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,247,797
1,365,000 4.450%,  3/1/2047 1,691,699
MGM Resorts International
1,015,000 6.000%,  3/15/2023 1,052,966
Norwegian Cruise Line Holdings,
Ltd.
290,000 10.250%,  2/1/2026
h
302,144
Prime Security Services Borrower,
LLC
1,140,000 5.750%,  4/15/2026
h
1,219,093
215,000 3.375%,  8/31/2027
h
206,669
Royal Caribbean Cruises, Ltd.
290,000 9.125%,  6/15/2023
h
307,400
210,000 11.500%,  6/1/2025
h
244,072
Scientific Games International, Inc.
650,000 5.000%,  10/15/2025
h
654,062

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Consumer Cyclical (1.0%) - continued
ServiceMaster Company, LLC
$ 1,020,000 5.125%,  11/15/2024
h
$ 1,042,950
Six Flags Entertainment
Corporation
400,000 5.500%,  4/15/2027
h,j
379,320
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
h
287,213
Staples, Inc.
710,000 7.500%,  4/15/2026
h
654,237
Target Corporation
1,000,000 2.250%,  4/15/2025 1,067,620
TJX Companies, Inc.
675,000 3.875%,  4/15/2030 800,023
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,369,763
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,241,554
Volkswagen Group of America
Finance, LLC
1,500,000 4.250%,  11/13/2023
h
1,648,048
Walmart, Inc.
825,000 3.250%,  7/8/2029 961,236
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
h
366,664
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
h
208,550
Yum! Brands, Inc.
950,000 4.750%,  1/15/2030
h
1,023,625
Total 54,840,708
Consumer Non-Cyclical (1.7%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,336,509
AbbVie, Inc.
1,100,000 2.800%,  3/15/2023
h
1,149,802
1,320,000 3.600%,  5/14/2025 1,462,755
675,000 2.950%,  11/21/2026
h
735,297
560,000 4.700%,  5/14/2045 687,130
2,000,000 4.875%,  11/14/2048 2,535,154
Albertson's Companies, Inc.
1,210,000 7.500%,  3/15/2026
h
1,327,418
715,000 3.500%,  3/15/2029
h
693,997
Altria Group, Inc.
700,000 4.400%,  2/14/2026 805,905
2,725,000 5.800%,  2/14/2039 3,476,741
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,296,058
Anheuser-Busch Companies, LLC
2,240,000 4.700%,  2/1/2036 2,702,159
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,280,414
1,350,000 4.375%,  4/15/2038 1,570,366
150,000 4.600%,  4/15/2048 178,492
Anthem, Inc.
900,000 3.125%,  5/15/2050 907,722
1,400,000 4.625%,  5/15/2042 1,751,836
Aramark Services, Inc.
280,000 6.375%,  5/1/2025
h
291,669
BAT Capital Corporation
1,136,000 4.540%,  8/15/2047 1,214,080
Bausch Health Companies, Inc.
420,000 7.000%,  1/15/2028
h
444,150
170,000 5.000%,  1/30/2028
h
165,112
Principal
Amount Long-Term Fixed Income (40.7%) Value
Consumer Non-Cyclical (1.7%) - continued
Baxalta, Inc.
$ 569,000 4.000%,  6/23/2025 $ 646,652
Becton, Dickinson and Company
214,000 3.734%,  12/15/2024 236,532
865,000 3.700%,  6/6/2027 980,306
Boston Scientific Corporation
690,000 7.375%,  1/15/2040 1,105,809
Bunge, Ltd. Finance Corporation
300,000 3.500%,  11/24/2020 301,313
Campbell Soup Company
345,000 2.375%,  4/24/2030 358,504
Cargill, Inc.
1,200,000 3.250%,  5/23/2029
h
1,356,116
Centene Corporation
690,000 4.750%,  1/15/2025 709,182
210,000 4.250%,  12/15/2027 219,750
490,000 4.625%,  12/15/2029 528,543
860,000 3.000%,  10/15/2030
e
876,125
Cigna Corporation
164,000 3.050%,  10/15/2027 175,400
1,325,000 4.800%,  8/15/2038 1,642,211
Clorox Company
1,180,000 3.100%,  10/1/2027 1,328,638
Conagra Brands, Inc.
935,000 4.300%,  5/1/2024 1,043,044
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,265,742
475,000 2.875%,  5/1/2030 512,526
CVS Health Corporation
329,000 4.100%,  3/25/2025 371,720
1,870,000 4.875%,  7/20/2035 2,375,349
DaVita, Inc.
680,000 4.625%,  6/1/2030
h
697,952
DENTSPLY SIRONA, Inc.
1,375,000 3.250%,  6/1/2030 1,493,873
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
h
305,147
Encompass Health Corporation
770,000 4.500%,  2/1/2028 773,850
Energizer Holdings, Inc.
900,000 4.750%,  6/15/2028
h
931,410
Express Scripts Holding Company
1,685,000 4.800%,  7/15/2046 1,815,685
General Mills, Inc.
550,000 2.875%,  4/15/2030 603,080
Gilead Sciences, Inc.
2,550,000 2.600%,  10/1/2040 2,544,189
HCA, Inc.
1,900,000 5.375%,  2/1/2025 2,080,500
HLF Financing SARL, LLC
420,000 7.250%,  8/15/2026
h
431,550
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
h
1,299,039
JBS Investments II GmbH
420,000 5.750%,  1/15/2028
h
436,800
JBS USA, LLC
610,000 5.750%,  6/15/2025
h
628,788
630,000 5.500%,  1/15/2030
h
686,700
Kellogg Company
1,200,000 2.100%,  6/1/2030 1,228,397
Keurig Dr. Pepper, Inc.
875,000 3.200%,  5/1/2030 976,834
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 743,456

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Consumer Non-Cyclical (1.7%) - continued
$ 710,000 3.900%,  5/4/2047 $ 909,524
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 732,823
Kraft Heinz Foods Company
1,090,000 4.625%,  1/30/2029 1,212,856
1,030,000 3.750%,  4/1/2030
h
1,087,297
Medtronic, Inc.
80,000 4.625%,  3/15/2045 109,902
Molina Healthcare, Inc.
490,000 4.375%,  6/15/2028
h
500,045
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 380,895
Mylan, Inc.
260,000 3.125%,  1/15/2023
h
273,624
1,250,000 4.550%,  4/15/2028 1,455,379
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
h
691,469
Post Holdings, Inc.
380,000 5.750%,  3/1/2027
h
399,475
Quest Diagnostics, Inc.
1,200,000 2.800%,  6/30/2031 1,295,024
Reynolds American, Inc.
1,563,000 5.700%,  8/15/2035 1,949,551
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
h
1,031,227
Scotts Miracle-Gro Company
720,000 4.500%,  10/15/2029 762,750
Simmons Foods, Inc.
435,000 5.750%,  11/1/2024
h
435,452
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
h
825,071
Spectrum Brands, Inc.
210,000 5.500%,  7/15/2030
h
221,550
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,616,280
Teleflex, Inc.
580,000 4.250%,  6/1/2028
h
600,300
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 350,875
970,000 5.125%,  11/1/2027
h
997,742
Teva Pharmaceutical Finance
Netherlands III BV
590,000 2.800%,  7/21/2023 564,188
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 820,313
TreeHouse Foods, Inc.
280,000 4.000%,  9/1/2028 283,186
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 632,355
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,559,444
2,470,000 4.625%,  7/15/2035 3,244,772
VRX Escrow Corporation
2,495,000 6.125%,  4/15/2025
h
2,554,256
Zoetis, Inc.
670,000 4.700%,  2/1/2043 880,565
Total 89,101,668
Energy (1.1%)
Antero Resources Corporation
405,000 5.000%,  3/1/2025 253,125
Apache Corporation
270,000 4.875%,  11/15/2027 255,150
460,000 4.375%,  10/15/2028
j
420,900
350,000 5.100%,  9/1/2040 314,615
Principal
Amount Long-Term Fixed Income (40.7%) Value
Energy (1.1%) - continued
Archrock Partners, LP
$ 480,000 6.250%,  4/1/2028
h
$ 452,400
BP Capital Markets America, Inc.
285,000 3.119%,  5/4/2026 314,779
500,000 3.543%,  4/6/2027 560,226
BP Capital Markets plc
1,960,000 3.279%,  9/19/2027 2,174,837
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
h
191,000
480,000 3.950%,  12/1/2026 448,022
160,000 4.125%,  12/1/2027 151,600
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 346,863
430,000 2.950%,  7/15/2030 432,599
Canadian Oil Sands, Ltd.
750,000 9.400%,  9/1/2021
h
792,793
Cheniere Energy Partners, LP
1,365,000 5.625%,  10/1/2026 1,419,600
Comstock Resources, Inc.
320,000 9.750%,  8/15/2026 328,064
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,044,844
Continental Resources, Inc.
360,000 5.000%,  9/15/2022
j
357,527
300,000 4.500%,  4/15/2023 286,023
DCP Midstream Operating, LP
430,000 5.625%,  7/15/2027 439,890
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 940,046
El Paso Pipeline Partners
Operating Company, LLC
840,000 4.300%,  5/1/2024 925,694
Enagas SA
1,160,000 5.500%,  1/15/2028
h
1,044,000
Endeavor Energy Resources, LP
190,000 5.500%,  1/30/2026
h
188,575
530,000 5.750%,  1/30/2028
h
532,650
Energy Transfer Operating, LP
450,000 4.200%,  9/15/2023 474,176
1,340,000 6.000%,  6/15/2048 1,345,461
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 747,162
600,000 5.150%,  2/1/2043 548,336
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 380,648
600,000 5.600%,  4/1/2044 385,500
EOG Resources, Inc.
875,000 4.375%,  4/15/2030 1,030,352
EQM Midstream Partners, LP
500,000 6.500%,  7/1/2027
h
530,010
220,000 5.500%,  7/15/2028 221,551
EQT Corporation
780,000 3.900%,  10/1/2027
j
710,775
Equinor ASA
1,350,000 3.000%,  4/6/2027 1,486,654
Exxon Mobil Corporation
575,000 4.327%,  3/19/2050 714,649
1,200,000 3.452%,  4/15/2051 1,315,051
Harvest Midstream, LP
380,000 7.500%,  9/1/2028
h
378,100
Kinder Morgan Energy Partners,
LP
1,400,000 6.500%,  9/1/2039 1,761,373
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 874,144

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Energy (1.1%) - continued
Marathon Oil Corporation
$ 900,000 4.400%,  7/15/2027 $ 894,875
Marathon Petroleum Corporation
1,680,000 4.750%,  12/15/2023 1,841,159
636,000 6.500%,  3/1/2041 774,916
MPLX, LP
1,200,000 4.875%,  12/1/2024 1,340,396
1,680,000 4.875%,  6/1/2025 1,904,274
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 204,970
Nabors Industries, Ltd.
600,000 7.250%,  1/15/2026
h
295,500
Newfield Exploration Company
280,000 5.625%,  7/1/2024 272,334
560,000 5.375%,  1/1/2026 526,548
Noble Energy, Inc.
1,250,000 5.050%,  11/15/2044 1,618,983
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 516,400
Occidental Petroleum Corporation
412,000 2.700%,  8/15/2022 384,960
860,000 2.900%,  8/15/2024 729,650
300,000 3.400%,  4/15/2026 239,250
270,000 8.500%,  7/15/2027 272,082
525,000 3.500%,  8/15/2029 402,570
280,000 6.450%,  9/15/2036 238,006
710,000 4.400%,  4/15/2046 506,560
ONEOK, Inc.
860,000 2.200%,  9/15/2025 847,386
Parsley Energy, LLC
665,000 5.625%,  10/15/2027
h
661,675
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 578,148
Plains All American Pipeline, LP
1,200,000 4.500%,  12/15/2026 1,280,155
1,100,000 3.550%,  12/15/2029 1,063,557
QEP Resources, Inc.
290,000 5.625%,  3/1/2026 164,575
Sabine Pass Liquefaction, LLC
840,000 6.250%,  3/15/2022 891,372
1,000,000 5.625%,  4/15/2023 1,095,307
1,140,000 5.750%,  5/15/2024 1,290,519
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
h
984,024
Southwestern Energy Company
780,000 7.500%,  4/1/2026
j
762,450
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 849,218
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 714,678
Sunoco, LP
385,000 5.875%,  3/15/2028 393,663
Targa Resources Partners, LP
780,000 5.375%,  2/1/2027 784,384
Transocean Guardian, Ltd.
300,300 5.875%,  1/15/2024
h
193,693
W&T Offshore, Inc.
440,000 9.750%,  11/1/2023
h
303,010
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,126,636
Western Midstream Operating, LP
230,000 6.250%,  2/1/2050 213,038
Principal
Amount Long-Term Fixed Income (40.7%) Value
Energy (1.1%) - continued
$ 440,000 4.100%,  2/1/2025 $ 419,100
440,000 3.950%,  6/1/2025 413,512
Williams Companies, Inc.
1,400,000 7.500%,  1/15/2031 1,840,888
Williams Partners, LP
710,000 4.500%,  11/15/2023 777,376
WPX Energy, Inc.
700,000 5.750%,  6/1/2026 724,500
Total 59,856,061
Financials (2.4%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 963,769
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
980,000 3.500%,  1/15/2025 954,465
AerCap Ireland Capital, Ltd.
950,000 3.875%,  1/23/2028 875,192
Aircastle, Ltd.
1,650,000 5.000%,  4/1/2023 1,653,616
Ally Financial, Inc.
810,000 5.750%,  11/20/2025 909,288
American International Group, Inc.
705,000 3.750%,  7/10/2025 789,784
1,560,000 3.900%,  4/1/2026 1,778,460
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,h
518,115
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
h
1,126,346
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
h
703,105
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
h
750,600
Banco Santander SA
1,200,000
1.386%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,205,359
Bank of America Corporation
1,056,000 4.000%,  4/1/2024 1,170,112
1,000,000 4.200%,  8/26/2024 1,113,455
1,580,000 4.000%,  1/22/2025 1,759,690
1,450,000 3.458%,  3/15/2025
b
1,571,478
1,400,000 3.093%,  10/1/2025
b
1,509,350
1,160,000 3.824%,  1/20/2028
b
1,314,307
1,200,000 2.496%,  2/13/2031
b
1,250,867
700,000 2.592%,  4/29/2031
b
739,191
Barclays Bank plc
264,000 10.179%,  6/12/2021
h
277,743
Barclays plc
1,250,000 3.564%,  9/23/2035
b
1,229,612
Boston Properties, LP
850,000 4.500%,  12/1/2028 1,001,282
BPCE SA
1,310,000 3.500%,  10/23/2027
h
1,439,379
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,663,173
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,108,417
Cascades USA, Inc.
660,000 5.125%,  1/15/2026
h
691,482
CIT Group, Inc.
935,000 5.000%,  8/15/2022 964,219
230,000 5.250%,  3/7/2025 243,340
Citigroup, Inc.
1,990,000 4.400%,  6/10/2025 2,237,895

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Financials (2.4%) - continued
$ 1,120,000 3.200%,  10/21/2026 $ 1,234,946
1,704,000 3.668%,  7/24/2028
b
1,912,693
840,000 4.125%,  7/25/2028 965,599
1,400,000 3.520%,  10/27/2028
b
1,555,573
828,000 4.650%,  7/23/2048 1,086,251
CNA Financial Corporation
450,000 3.900%,  5/1/2029 515,851
Commerzbank AG
1,400,000 8.125%,  9/19/2023
h
1,593,256
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,360,000 3.950%,  11/9/2022 1,445,004
1,330,000 4.625%,  12/1/2023 1,479,133
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
h
446,863
Credit Agricole SA
400,000 3.375%,  1/10/2022
h
413,100
850,000 3.250%,  1/14/2030
h
912,375
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,h,l
839,906
1,375,000 2.193%,  6/5/2026
b,h
1,419,764
1,065,000 3.869%,  1/12/2029
b,h
1,187,968
Danske Bank AS
900,000 3.244%,  12/20/2025
b,h
957,688
Deutsche Bank AG
1,700,000 3.547%,  9/18/2031
b
1,708,294
Discover Bank
600,000 2.450%,  9/12/2024 632,901
1,410,000 4.682%,  8/9/2028
b
1,478,159
Duke Realty, LP
700,000 2.875%,  11/15/2029 763,095
ERP Operating, LP
267,000 3.375%,  6/1/2025 295,451
ESH Hospitality, Inc.
440,000 5.250%,  5/1/2025
h
444,400
220,000 4.625%,  10/1/2027
h
215,879
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,220,926
First Horizon National Corporation
1,375,000 4.000%,  5/26/2025 1,494,600
GE Capital Funding, LLC
2,675,000 4.400%,  5/15/2030
h
2,875,357
GE Capital International Funding
Company
1,615,000 4.418%,  11/15/2035 1,706,799
Goldman Sachs Group, Inc.
1,975,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,l
1,941,030
1,000,000 3.625%,  2/20/2024 1,085,856
460,000 4.750%,  10/21/2045 603,902
HCP, Inc.
520,000 3.400%,  2/1/2025 568,987
Healthpeak Properties, Inc.
675,000 2.875%,  1/15/2031 714,547
HSBC Holdings plc
1,075,000 6.875%,  6/1/2021
b,l
1,096,500
1,525,000 3.803%,  3/11/2025
b
1,647,419
1,040,000 3.900%,  5/25/2026 1,149,269
1,100,000 4.950%,  3/31/2030 1,323,892
Icahn Enterprises, LP
250,000 6.750%,  2/1/2024 256,444
885,000 6.375%,  12/15/2025 909,749
International Lease Finance
Corporation
550,000 5.875%,  8/15/2022 588,496
Principal
Amount Long-Term Fixed Income (40.7%) Value
Financials (2.4%) - continued
J.P. Morgan Chase & Company
$ 1,040,000 3.625%,  5/13/2024 $ 1,147,788
1,200,000 3.875%,  9/10/2024 1,327,305
1,040,000 3.125%,  1/23/2025 1,134,285
25,000 3.900%,  7/15/2025 28,273
105,000 3.300%,  4/1/2026 116,331
1,350,000 4.203%,  7/23/2029
b
1,596,990
700,000 2.522%,  4/22/2031
b
745,075
1,700,000 3.882%,  7/24/2038
b
2,001,208
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,161,288
Liberty Mutual Group, Inc.
560,000 4.950%,  5/1/2022
h
596,600
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,633,348
MassMutual Global Funding
920,000 2.750%,  6/22/2024
h
988,768
MetLife, Inc.
1,025,000 4.050%,  3/1/2045 1,244,336
MGM Growth Properties Operating
Partnership, LP
300,000 4.625%,  6/15/2025
h
306,000
260,000 5.750%,  2/1/2027 280,150
Mitsubishi UFJ Financial Group,
Inc.
1,420,000 3.287%,  7/25/2027 1,577,180
1,350,000 2.048%,  7/17/2030 1,363,109
Mizuho Financial Group, Inc.
1,250,000 1.979%,  9/8/2031
b
1,236,820
Morgan Stanley
560,000
4.085%,  (LIBOR 3M +
3.810%), 1/15/2021
b,l
547,635
445,000 4.875%,  11/1/2022 481,080
475,000 2.188%,  4/28/2026
b
497,219
1,350,000 4.350%,  9/8/2026 1,560,398
1,704,000 3.591%,  7/22/2028
b
1,915,513
1,250,000 3.622%,  4/1/2031
b
1,427,248
MPT Operating Partnership, LP
335,000 6.375%,  3/1/2024 344,045
675,000 4.625%,  8/1/2029 702,317
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 599,077
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,h
675,319
Natwest Group plc
1,750,000 3.032%,  11/28/2035
b
1,681,015
Outfront Media Cap, LLC
720,000 4.625%,  3/15/2030
h
691,200
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
h
694,426
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 990,530
Quicken Loans, LLC
340,000 3.625%,  3/1/2029
h
337,025
340,000 3.875%,  3/1/2031
h
335,750
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,299,529
Regency Centers, LP
1,680,000 4.125%,  3/15/2028 1,878,284
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,065,452
Royal Bank of Scotland Group plc
875,000 6.000%,  12/29/2025
b,l
890,313
850,000 4.445%,  5/8/2030
b
983,063

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Financials (2.4%) - continued
Service Properties Trust
$ 360,000 4.500%,  6/15/2023 $ 353,182
460,000 4.750%,  10/1/2026 409,929
Simon Property Group, LP
1,120,000 4.250%,  11/30/2046 1,198,153
Societe Generale SA
840,000 4.750%,  11/24/2025
h
921,353
Springleaf Finance Corporation
680,000 6.875%,  3/15/2025 754,579
410,000 6.625%,  1/15/2028 455,018
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 925,932
Synchrony Financial
330,000 4.250%,  8/15/2024 358,537
825,000 3.950%,  12/1/2027 887,358
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
h
875,195
UDR, Inc.
675,000 2.100%,  8/1/2032 670,693
Ventas Realty, LP
200,000 3.100%,  1/15/2023 207,941
VICI Properties, LP / VICI Note
Company, Inc.
250,000 4.250%,  12/1/2026
h
251,163
140,000 3.750%,  2/15/2027
h
137,659
250,000 4.625%,  12/1/2029
h
255,359
140,000 4.125%,  8/15/2030
h
137,900
Voya Financial, Inc.
979,000 3.125%,  7/15/2024 1,055,392
Wells Fargo & Company
1,200,000 4.125%,  8/15/2023 1,307,190
1,040,000 3.000%,  2/19/2025 1,122,222
600,000 3.000%,  4/22/2026 652,604
1,140,000 3.000%,  10/23/2026 1,244,399
1,200,000 2.393%,  6/2/2028
b
1,251,456
930,000 4.900%,  11/17/2045 1,177,593
Total 130,893,112
Mortgage-Backed Securities (13.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
37,756,032 3.000%,  3/25/2050 39,590,465
22,292,419 3.000%,  4/1/2050 23,375,551
21,440,441 3.500%,  7/1/2047 22,686,378
Federal National Mortgage
Association
8,574,572 4.500%,  5/1/2048 9,286,296
15,913,834 3.500%,  10/1/2048 16,814,468
13,754,664 3.500%,  6/1/2049 14,549,740
18,726,798 3.500%,  8/1/2049 19,829,531
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
27,750,000 1.500%,  10/1/2035
e
28,385,215
63,700,000 2.000%,  10/1/2035
e
66,188,281
111,200,000 2.500%,  10/1/2035
e
116,099,750
42,450,000 2.000%,  11/1/2035
e
44,091,389
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
77,630,000 2.000%,  10/1/2050
e
80,250,012
84,550,000 2.500%,  10/1/2050
e,m
88,678,418
31,000,000 2.000%,  11/1/2050
e,m
31,969,652
Principal
Amount Long-Term Fixed Income (40.7%) Value
Mortgage-Backed Securities (13.0%) -
continued
$ 42,825,000 2.500%,  11/1/2050
e
$ 44,823,630
29,168,003 4.000%,  7/1/2048 31,110,003
24,275,000 3.000%,  10/1/2049
e
25,429,011
Total 703,157,790
Technology (1.0%)
Apple, Inc.
2,250,000 3.000%,  11/13/2027 2,542,023
1,975,000 3.750%,  9/12/2047 2,428,261
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 636,267
Avnet, Inc.
820,000 3.750%,  12/1/2021 843,502
Baidu, Inc.
940,000 3.425%,  4/7/2030
j
1,033,618
Black Knight InfoServ, LLC
105,000 3.625%,  9/1/2028
h
106,116
Broadcom Corporation
851,000 3.875%,  1/15/2027 943,643
1,100,000 3.500%,  1/15/2028 1,191,212
Broadcom, Inc.
1,425,000 4.750%,  4/15/2029 1,654,925
460,000 5.000%,  4/15/2030 542,566
CDW, LLC
280,000 4.250%,  4/1/2028 289,800
CommScope Technologies
Finance, LLC
1,125,000 6.000%,  6/15/2025
h
1,140,244
Diamond 1 Finance Corporation
2,320,000 6.020%,  6/15/2026
h
2,724,743
Diamond Sports Group, LLC
440,000 5.375%,  8/15/2026
h
311,300
790,000 6.625%,  8/15/2027
h
410,800
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,741,751
960,000 2.650%,  6/1/2030 1,032,332
Gartner, Inc.
440,000 4.500%,  7/1/2028
h
460,988
290,000 3.750%,  10/1/2030
h
293,349
Hewlett Packard Enterprise
Company
650,000 4.650%,  10/1/2024 734,894
Intel Corporation
1,350,000 3.100%,  2/15/2060 1,462,675
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
h
256,245
540,000 4.875%,  9/15/2029
h
549,450
300,000 5.250%,  7/15/2030
h
312,750
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,506,334
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,239,452
Marvell Technology Group, Ltd.
825,000 4.200%,  6/22/2023 890,652
1,090,000 4.875%,  6/22/2028 1,314,730
Micron Technology, Inc.
450,000 2.497%,  4/24/2023 467,274
Microsoft Corporation
1,043,000 2.675%,  6/1/2060 1,092,119
1,575,000 4.200%,  11/3/2035 2,068,146
1,700,000 3.700%,  8/8/2046 2,133,158
NCR Corporation
1,280,000 6.125%,  9/1/2029
h
1,352,474

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Technology (1.0%) - continued
NVIDIA Corporation
$ 1,100,000 3.500%,  4/1/2040 $ 1,288,063
NXP BV/NXP Funding, LLC
1,250,000 4.875%,  3/1/2024
h
1,405,440
Open Text Corporation
830,000 4.125%,  2/15/2030
h
853,605
Oracle Corporation
965,000 2.950%,  5/15/2025 1,050,585
1,300,000 2.800%,  4/1/2027 1,426,258
1,400,000 3.850%,  7/15/2036 1,651,640
1,200,000 3.600%,  4/1/2040 1,368,541
Plantronics, Inc.
710,000 5.500%,  5/31/2023
h
631,900
PTC, Inc.
220,000 3.625%,  2/15/2025
h
223,300
210,000 4.000%,  2/15/2028
h
215,843
Qorvo, Inc.
350,000 3.375%,  4/1/2031
h
355,994
Sensata Technologies, Inc.
750,000 3.750%,  2/15/2031
h
745,312
SS&C Technologies, Inc.
1,250,000 5.500%,  9/30/2027
h
1,328,400
Switch, Ltd.
150,000 3.750%,  9/15/2028
h
151,500
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,800,580
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 308,755
568,000 3.125%,  8/15/2027 620,790
Vmware, Inc.
550,000 4.650%,  5/15/2027 640,839
Xerox Holdings Corporation
410,000 5.000%,  8/15/2025
h
405,191
Total 52,180,329
Transportation (0.2%)
Air Canada Pass Through Trust
193,488 3.875%,  3/15/2023
h
166,432
Air Lease Corporation
435,000 3.500%,  1/15/2022 446,253
American Airlines, Inc.
150,000 11.750%,  7/15/2025
h
144,750
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,216,373
685,000 5.050%,  3/1/2041 912,590
900,000 4.450%,  3/15/2043 1,144,012
CSX Corporation
720,000 3.800%,  4/15/2050 860,218
900,000 3.350%,  9/15/2049 992,988
Delta Air Lines, Inc.
640,000 7.000%,  5/1/2025
h
702,605
Mileage Plus Holdings, LLC
440,000 6.500%,  6/20/2027
h
458,150
Southwest Airlines Company
960,000 4.750%,  5/4/2023 1,025,145
875,000 5.125%,  6/15/2027 953,047
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,202,473
XPO Logistics, Inc.
1,178,000 6.750%,  8/15/2024
h
1,247,738
Total 11,472,774
Principal
Amount Long-Term Fixed Income (40.7%) Value
U.S. Government & Agencies (13.5%)
U.S. Treasury Bonds
$ 1,200,000 2.000%,  2/15/2050 $ 1,357,313
16,975,000 2.250%,  11/15/2027 19,082,287
31,750,000 2.875%,  5/15/2028 37,353,379
14,120,000 5.250%,  11/15/2028 19,422,170
38,250,000 1.625%,  8/15/2029 41,632,734
13,290,000 1.500%,  2/15/2030 14,334,511
1,075,000 4.375%,  5/15/2040 1,687,414
600,000 3.000%,  5/15/2042 797,578
27,658,000 2.500%,  5/15/2046 34,169,514
35,275,000 2.875%,  5/15/2049 47,228,540
1,000,000 2.375%,  11/15/2049 1,220,898
U.S. Treasury Notes
715,000 1.875%,  12/15/2020 717,570
23,100,000 2.500%,  2/28/2021 23,322,879
10,250,000 1.375%,  5/31/2021 10,332,481
55,070,000 1.125%,  8/31/2021 55,551,863
57,800,000 1.500%,  9/30/2021 58,572,172
2,000,000 2.500%,  1/15/2022 2,060,703
3,990,000 1.125%,  2/28/2022 4,045,174
93,880,000 0.125%,  6/30/2022 93,857,996
22,230,000 1.875%,  7/31/2022 22,936,845
53,005,000 2.000%,  11/30/2022 55,133,482
6,540,000 2.500%,  3/31/2023 6,923,970
65,780,000 2.500%,  1/31/2024 70,847,116
12,780,000 2.125%,  7/31/2024 13,715,536
15,100,000 2.250%,  11/15/2024 16,350,469
8,000,000 2.125%,  11/30/2024 8,627,813
3,750,000 1.375%,  1/31/2025 3,933,691
33,800,000 2.625%,  1/31/2026 37,925,977
22,580,000 2.500%,  2/28/2026 25,219,919
1,100,000 0.500%,  4/30/2027 1,104,855
Total 729,466,849
Utilities (0.9%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 955,006
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,258,789
Appalachian Power Company
560,000 3.300%,  6/1/2027 615,452
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,125,452
Calpine Corporation
710,000 4.500%,  2/15/2028
h
727,139
CenterPoint Energy, Inc.
435,000 3.850%,  2/1/2024 476,474
1,100,000 2.500%,  9/1/2024 1,170,122
750,000 4.250%,  11/1/2028 893,669
CMS Energy Corporation
840,000 2.950%,  2/15/2027 894,269
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,192,762
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,077,741
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 480,445
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,349,138
DTE Electric Company
760,000 3.700%,  3/15/2045 887,237
890,000 3.700%,  6/1/2046 1,037,588

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (40.7%) Value
Utilities (0.9%) - continued
Duke Energy Carolinas, LLC
$ 960,000 3.700%,  12/1/2047 $ 1,133,935
Duke Energy Corporation
520,000 3.750%,  9/1/2046 591,788
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 873,257
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,267,265
Edison International
1,450,000 5.750%,  6/15/2027 1,600,243
Exelon Corporation
575,000 4.700%,  4/15/2050 730,905
792,000 4.450%,  4/15/2046 960,036
FirstEnergy Corporation
350,000 2.850%,  7/15/2022 358,732
1,015,000 4.850%,  7/15/2047 1,220,248
GFL Environmental, Inc.
500,000 3.750%,  8/1/2025
h
498,750
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 307,043
560,000 5.300%,  7/1/2043 733,103
Mississippi Power Company
800,000 3.950%,  3/30/2028 917,646
Monongahela Power Company
780,000 5.400%,  12/15/2043
h
1,095,854
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 594,682
1,000,000 3.700%,  3/15/2029 1,173,348
NextEra Energy Operating
Partners, LP
1,260,000 3.875%,  10/15/2026
h
1,304,100
NiSource Finance Corporation
560,000 3.490%,  5/15/2027 623,842
675,000 5.650%,  2/1/2045 931,547
NiSource, Inc.
875,000 3.600%,  5/1/2030 996,380
Oncor Electric Delivery Company,
LLC
1,140,000 3.750%,  4/1/2045 1,359,094
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 822,226
800,000 3.950%,  12/1/2047 738,511
PG&E Corporation
290,000 5.000%,  7/1/2028 281,300
220,000 5.250%,  7/1/2030 212,850
PPL Capital Funding, Inc.
1,275,000 5.000%,  3/15/2044 1,588,189
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 1,025,306
Public Service Electric & Gas
Company
410,000 3.000%,  5/15/2027 454,113
San Diego Gas and Electric
Company
1,450,000 4.150%,  5/15/2048 1,761,330
South Carolina Electric & Gas
Company
1,560,000 5.100%,  6/1/2065 2,326,194
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,215,324
Southern Company
665,000 3.250%,  7/1/2026 741,732
85,000 4.400%,  7/1/2046 100,600
Principal
Amount Long-Term Fixed Income (40.7%) Value
Utilities (0.9%) - continued
Southern Company Gas Capital
Corporation
$ 1,400,000 4.400%,  5/30/2047 $ 1,690,137
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 504,369
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 573,300
Talen Energy Supply, LLC
570,000 7.625%,  6/1/2028
h
570,000
TerraForm Power Operating, LLC
510,000 5.000%,  1/31/2028
h
558,284
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 1,021,694
Vistra Operations Company, LLC
800,000 5.000%,  7/31/2027
h
840,200
Total 50,438,740
Total Long-Term Fixed Income
(cost $2,094,986,468) 2,196,433,663
Shares
Registered Investment
Companies ( 33.9% ) Value
Unaffiliated  (0.5%)
4,908 Health Care Select Sector SPDR
Fund 517,696
437,650 Invesco Senior Loan ETF 9,514,511
5,998 iShares Dow Jones US Home
Construction Index Fund 339,786
10,838 ProShares Ultra S&P 500
j
796,268
23,767 SPDR Bloomberg Barclays High
Yield Bond ETF 2,478,185
41,448 SPDR S&P 500 ETF Trust
j
13,880,521
5,997 SPDR S&P Regional Banking ETF 213,973
2,730 Utilities Select Sector SPDR Fund
j
162,107
Total 27,903,047
Affiliated  (33.4%)
18,708,412 Thrivent Core Emerging Markets
Debt Fund 183,716,604
2,822,026 Thrivent Core Emerging Markets
Equity Fund
n
28,784,669
5,492,730 Thrivent Core International Equity
Fund 48,720,519
13,346,682 Thrivent Core Low Volatility Equity
Fund 160,293,655
3,478,328 Thrivent Global Stock Portfolio 42,980,314
30,314,100 Thrivent High Yield Portfolio 135,285,768
40,747,757 Thrivent Income Portfolio 452,014,871
17,978,733 Thrivent International Allocation
Portfolio 160,501,546
1,549,171 Thrivent International Index
Portfolio
n
17,277,591
10,802,677 Thrivent Large Cap Value Portfolio 174,671,725
25,262,219 Thrivent Limited Maturity Bond
Portfolio 253,625,102
5,379,170 Thrivent Mid Cap Stock Portfolio 99,205,345
3,003,419 Thrivent Small Cap Stock Portfolio 46,261,971
Total 1,803,339,680
Total Registered Investment
Companies (cost $1,698,525,860) 1,831,242,727

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 17.6% ) Value
Communications Services (1.2%)
50,814 Activision Blizzard, Inc. $ 4,113,393
12,179 Alphabet, Inc., Class A
n
17,849,542
2,740 Alphabet, Inc., Class C
n
4,026,704
12,370 ANGI Homeservices, Inc.
n
137,245
975 AT&T, Inc. 27,797
10,956 Cinemark Holdings, Inc. 109,560
106,362 Comcast Corporation 4,920,306
2,301 Consolidated Communications
Holdings, Inc.
n
13,093
63,878 Discovery, Inc., Class A
j,n
1,390,624
7,833 DISH Network Corporation
n
227,392
4,195 EchoStar Corporation
n
104,414
36,777 Facebook, Inc.
n
9,631,896
50,310 Gannett Company, Inc. 65,403
2,250 Hemisphere Media Group, Inc.
n
19,553
286 IAC/InterActiveCorp
n
34,257
14,190 Interpublic Group of Companies,
Inc. 236,547
98,454 Live Nation Entertainment, Inc.
n
5,304,702
822 Match Group, Inc.
n
90,954
10,190 Meredith Corporation 133,693
3,138 News Corporation 43,869
2,472 Omnicom Group, Inc. 122,364
17,966 ORBCOMM, Inc.
n
61,084
52,274 QuinStreet, Inc.
n
828,020
6,507 RingCentral, Inc.
n
1,786,887
3,255 Scholastic Corporation 68,323
6,648 Take-Two Interactive Software,
Inc.
n
1,098,383
7,804 Twitter, Inc.
n
347,278
126,787 Uber Technologies, Inc.
n
4,625,190
111,361 Verizon Communications, Inc. 6,624,866
12,464 Walt Disney Company 1,546,533
3,951 Windstream Services, LLC
Rights
c,n
37,495
5,947 Zillow Group, Inc.
n
603,858
Total 66,231,225
Consumer Discretionary (2.6%)
4,163 Aaron's, Inc. 235,834
7,116 Adient plc
n
123,320
13,441 Amazon.com, Inc.
n
42,322,080
7,908 American Eagle Outfitters, Inc. 117,117
880 American Public Education, Inc.
n
24,807
77,038 Aptiv plc 7,062,844
6,271 At Home Group, Inc.
n
93,187
1,917 AutoNation, Inc.
n
101,467
1,920 AutoZone, Inc.
n
2,261,069
6,258 Beazer Homes USA, Inc.
n
82,606
13,305 Bed Bath & Beyond, Inc.
j
199,309
2,165 Big Lots, Inc. 96,559
8,224 BJ's Restaurants, Inc. 242,115
719 Booking Holdings, Inc.
n
1,229,979
15,254 Bright Horizons Family Solutions,
Inc.
n
2,319,218
1,578 Brunswick Corporation 92,960
9,722 Burlington Stores, Inc.
n
2,003,607
6,234 Caesars Entertainment, Inc.
n
349,478
5,990 Camping World Holdings, Inc. 178,203
10,807 Capri Holdings, Ltd.
n
194,526
7,033 Carnival Corporation 106,761
139 Cavco Industries, Inc.
n
25,063
17,512 Cedar Fair, LP 491,562
2,567 Century Casinos, Inc.
n
14,067
3,106 Century Communities, Inc.
n
131,477
20,601 Chewy, Inc.
j,n
1,129,553
Shares Common Stock (17.6%) Value
Consumer Discretionary (2.6%) - continued
67,330 Chico's FAS, Inc. $ 65,478
4,825 Chipotle Mexican Grill, Inc.
n
6,000,901
1,301 Choice Hotels International, Inc. 111,834
2,095 Churchill Downs, Inc. 343,203
55,271 Cooper-Standard Holdings, Inc.
n
730,130
3,244 Cracker Barrel Old Country Store,
Inc. 371,957
14,888 Crocs, Inc.
n
636,164
9,613 Culp, Inc. 119,393
21,452 D.R. Horton, Inc. 1,622,415
5,814 Dana, Inc. 71,628
5,562 Darden Restaurants, Inc. 560,316
8,723 Dave & Buster's Entertainment,
Inc.
j
132,241
2,443 Deckers Outdoor Corporation
n
537,484
4,272 Denny's Corporation
n
42,720
10,065 Designer Brands, Inc. 54,653
4,365 Dick's Sporting Goods, Inc. 252,646
3,312 Dine Brands Global, Inc. 180,802
6,754 Domino's Pizza, Inc. 2,872,341
237 Dorman Products, Inc.
n
21,420
31,665 Duluth Holdings, Inc.
j,n
386,946
1,868 Dunkin' Brands Group, Inc. 153,008
2,225 eBay, Inc. 115,923
14,856 Emerald Holding, Inc. 30,306
4,267 Ethan Allen Interiors, Inc. 57,775
9,760 Etsy, Inc.
n
1,187,109
7,444 Express, Inc.
n
4,541
5,846 Extended Stay America, Inc. 69,860
17,129 Five Below, Inc.
n
2,175,383
4,472 Foot Locker, Inc. 147,710
685 Fox Factory Holding Corporation
n
50,916
6,526 Gap, Inc. 111,138
6,519 Genuine Parts Company 620,413
11,326 Goodyear Tire & Rubber Company 86,870
4,037 Grand Canyon Education, Inc.
n
322,718
8,797 Harley-Davidson, Inc. 215,878
2,124 Helen of Troy, Ltd.
n
411,036
38,140 Home Depot, Inc. 10,591,859
1,104 Hovnanian Enterprises, Inc.
n
35,902
3,474 Jack in the Box, Inc. 275,523
6,405 KB Home 245,888
13,624 Knoll, Inc. 164,305
20,326 Kohl's Corporation 376,641
12,997 L Brands, Inc. 413,435
8,879 Lear Corporation 968,255
15,843 Leggett & Platt, Inc. 652,256
1,371 Lithia Motors, Inc. 312,506
33,154 Lowe's Companies, Inc. 5,498,922
1,678 Lululemon Athletica, Inc.
n
552,683
19,217 Macy's, Inc.
j
109,537
746 Madison Square Garden Sports
Corporation
n
112,258
6,485 Marcus Corporation 50,129
1,000 Marriott Vacations Worldwide
Corporation 90,810
15,699 Mattel, Inc.
n
183,678
6,957 McDonald's Corporation 1,526,992
62 Mercadolibre, Inc.
n
67,114
3,107 Meritage Homes Corporation
n
342,982
15,508 Michaels Companies, Inc.
n
149,730
5,977 Miller Industries, Inc. 182,717
5,253 Modine Manufacturing Company
n
32,831
9,970 Mohawk Industries, Inc.
n
972,972
721 Netflix, Inc.
n
360,522
48,760 NIKE, Inc. 6,121,330

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Consumer Discretionary (2.6%) - continued
8,164 Nordstrom, Inc.
j
$ 97,315
15,089 Norwegian Cruise Line Holdings,
Ltd.
j,n
258,173
760 NVR, Inc.
n
3,103,171
2,108 Office Depot, Inc. 41,001
20,136 Ollie's Bargain Outlet Holdings,
Inc.
n
1,758,880
2,393 Overstock.com, Inc.
n
173,851
2,650 Park Hotels & Resorts, Inc. 26,474
23,431 Party City Holdco, Inc.
n
60,921
18,051 Penn National Gaming, Inc.
n
1,312,308
46,115 Planet Fitness, Inc.
n
2,841,606
42,075 Playa Hotels and Resorts NV
n
176,294
2,324 Polaris, Inc. 219,246
1,158 Pool Corporation 387,397
10,249 PulteGroup, Inc. 474,426
2,785 PVH Corporation 166,097
15,236 Qurate Retail, Inc. 109,394
1,173 Red Robin Gourmet Burgers, Inc.
n
15,437
18,494 Red Rock Resorts, Inc. 316,247
1,728 RH
n
661,167
2,409 Royal Caribbean Cruises, Ltd. 155,935
17,404 Ruth's Hospitality Group, Inc. 192,488
5,448 Sally Beauty Holdings, Inc.
n
47,343
1,223 SeaWorld Entertainment, Inc.
n
24,118
15,099 Six Flags Entertainment
Corporation 306,510
8,425 Skyline Corporation
n
225,537
5,976 Sleep Number Corporation
n
292,286
28,730 Sony Corporation ADR 2,205,028
10,988 Standard Motor Products, Inc. 490,614
22,888 Stoneridge, Inc.
n
420,453
398 Strategic Education, Inc. 36,405
29,479 Taylor Morrison Home Corporation
n
724,889
13,687 Tenneco, Inc.
n
94,988
4,445 Tesla, Inc.
n
1,906,949
27,688 Texas Roadhouse, Inc. 1,683,154
7,875 Thor Industries, Inc. 750,173
14,957 Toll Brothers, Inc. 727,808
6,517 TopBuild Corporation
n
1,112,387
7,569 Tri Pointe Homes, Inc.
n
137,302
593 Tupperware Brands Corporation
n
11,955
4,318 Ulta Beauty, Inc.
n
967,146
3,151 Urban Outfitters, Inc.
n
65,572
2,260 Vail Resorts, Inc. 483,572
786 Wayfair, Inc.
n
228,734
791 Whirlpool Corporation 145,457
3,285 Williams-Sonoma, Inc. 297,095
4,132 Wingstop, Inc. 564,638
1,862 Workhorse Group, Inc.
j,n
47,071
2,096 Wyndham Destinations, Inc. 64,473
1,570 YETI Holdings, Inc.
n
71,152
2,650 Yum! Brands, Inc. 241,945
16,256 Zumiez, Inc.
n
452,242
Total 139,870,625
Consumer Staples (0.5%)
44,172 BJ's Wholesale Club Holdings,
Inc.
n
1,835,347
8,582 Casey's General Stores, Inc. 1,524,592
13,686 Celsius Holdings, Inc.
n
310,809
20,873 Colgate-Palmolive Company 1,610,352
3,261 Costco Wholesale Corporation 1,157,655
67,885 Cott Corporation 963,967
24,462 e.l.f. Beauty, Inc.
n
449,367
14,242 Hain Celestial Group, Inc.
n
488,501
Shares Common Stock (17.6%) Value
Consumer Staples (0.5%) - continued
4,546 John B. Sanfilippo & Son, Inc. $ 342,677
9,120 Kimberly-Clark Corporation 1,346,659
21,352 Lamb Weston Holdings, Inc. 1,414,997
1,297 McCormick & Company, Inc. 251,748
690 Medifast, Inc. 113,470
11,901 Monster Beverage Corporation
n
954,460
12,655 PepsiCo, Inc. 1,753,983
5,032 Philip Morris International, Inc. 377,350
10,140 Procter & Gamble Company 1,409,359
2,529 Seneca Foods Corporation
n
90,361
906 Simply Good Foods Company
n
19,977
3,359 TreeHouse Foods, Inc.
n
136,140
40,919 Turning Point Brands, Inc. 1,141,640
1,065 Vector Group, Ltd. 10,320
46,033 Wal-Mart Stores, Inc. 6,440,477
Total 24,144,208
Energy (0.3%)
23,163 Abraxas Petroleum Corporation
n
3,382
19,376 Antero Midstream Corporation 104,049
17,006 Apache Corporation 161,047
50,719 Archrock, Inc. 272,868
72,218 BP plc ADR 1,260,926
26,258 Centennial Resource
Development, Inc.
n
15,818
6,887 ChampionX Corporation
n
55,027
26,306 Chevron Corporation 1,894,032
23,371 Cimarex Energy Company 568,616
16,189 CNX Resources Corporation
n
152,824
11,460 Concho Resources, Inc. 505,615
19,590 ConocoPhillips 643,336
12,758 Continental Resources, Inc.
j
156,668
15,565 Core Laboratories NV 237,522
5,400 Delek US Holdings, Inc. 60,102
60,560 Devon Energy Corporation 572,898
24,433 Diamondback Energy, Inc. 735,922
41,231 EnLink Midstream, LLC 96,893
50,414 Enterprise Products Partners, LP 796,037
9,672 EOG Resources, Inc. 347,612
31,912 EQT Corporation 412,622
25,793 Equitrans Midstream Corporation 218,209
1,994 Evolution Petroleum Corporation 4,467
16,406 Exterran Corporation
n
68,249
26,255 Exxon Mobil Corporation 901,334
24,277 Frank's International NV
n
37,387
26,268 Gran Tierra Energy, Inc.
n
6,102
40,960 Halliburton Company 493,568
61,968 Helmerich & Payne, Inc. 907,831
10,686 Liberty Oilfield Services, Inc. 85,381
87,464 Marathon Oil Corporation 357,728
39,687 Marathon Petroleum Corporation 1,164,417
109,538 McDermott International, Inc.
n
262,891
1,403 Nabors Industries, Ltd. 34,289
13,044 NexTier Oilfield Solutions, Inc.
n
24,131
43,685 Nine Energy Service, Inc.
n
49,364
25,704 Oceaneering International, Inc.
n
90,478
52,330 Patterson-UTI Energy, Inc. 149,140
6,210 PBF Energy, Inc. 35,335
2,983 PDC Energy, Inc.
n
36,974
7,930 Peabody Energy Corporation 18,239
16,272 Pioneer Natural Resources
Company 1,399,229
14,209 Plains GP Holdings, LP 86,533
7,193 ProPetro Holding Corporation
n
29,204
26,364 QEP Resources, Inc. 23,801
13,647 Range Resources Corporation 90,343

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Energy (0.3%) - continued
9,359 RPC, Inc.
n
$ 24,708
11,262 Schlumberger, Ltd. 175,237
19,294 SEACOR Holdings, Inc.
n
561,070
27,846 SM Energy Company 44,275
48,789 Southwestern Energy Company
n
114,654
10,110 Talos Energy, Inc.
n
65,209
13,359 Targa Resources Corporation 187,427
44,525 TechnipFMC plc 280,953
3,677 Valero Energy Corporation 159,288
76,829 WPX Energy, Inc.
n
376,462
Total 17,617,723
Financials (2.0%)
397 1st Source Corporation 12,243
39,870 Aflac, Inc. 1,449,274
12,334 AG Mortgage Investment Trust,
Inc. 34,042
21,568 Air Lease Corporation 634,531
1,830 Alleghany Corporation 952,423
14,011 Ally Financial, Inc. 351,256
2,736 American Equity Investment Life
Holding Company 60,165
39,647 American Express Company 3,974,612
36,646 American Financial Group, Inc. 2,454,549
29,829 American International Group, Inc. 821,192
3,143 Ameriprise Financial, Inc. 484,368
8,343 Ameris Bancorp 190,054
2,960 Aon plc 610,648
22,586 Apollo Commercial Real Estate
Finance, Inc. 203,500
2,790 Argo Group International Holdings,
Ltd. 96,060
22,160 Arthur J. Gallagher & Company 2,339,653
4,514 Artisan Partners Asset
Management, Inc. 176,001
51,161 Associated Banc-Corp 645,652
47,910 Assured Guaranty, Ltd. 1,029,107
9,705 Bancorp, Inc.
n
83,851
130,930 Bank of America Corporation 3,154,104
2,434 Bank of Marin Bancorp 70,489
15,863 Bank of N.T. Butterfield & Son, Ltd. 353,428
10,331 BankFinancial Corporation 74,590
13,271 Banner Corporation 428,122
4,952 Berkshire Hathaway, Inc.
n
1,054,479
53,907 Berkshire Hills Bancorp, Inc. 545,000
3,091 BlackRock, Inc. 1,741,933
4,491 Blackstone Mortgage Trust, Inc. 98,667
75,750 Boston Private Financial Holdings,
Inc. 418,140
1,587 Bridge Bancorp, Inc. 27,661
40,219 Bridgewater Bancshares, Inc.
n
381,678
6,989 Brighthouse Financial, Inc.
n
188,074
26,982 BrightSphere Investment Group 348,068
16,267 Brookline Bancorp, Inc. 140,628
3,779 Brown & Brown, Inc. 171,075
4,242 Byline Bancorp, Inc. 47,850
36,969 Capital One Financial Corporation 2,656,592
12,950 Central Pacific Financial
Corporation 175,732
89,391 Charles Schwab Corporation 3,238,636
18,252 Chubb, Ltd. 2,119,422
2,794 Cincinnati Financial Corporation 217,848
16,144 CIT Group, Inc. 285,910
75,348 Citigroup, Inc. 3,248,252
6,797 Citizens Financial Group, Inc. 171,828
3,424 Cohen & Steers, Inc. 190,854
Shares Common Stock (17.6%) Value
Financials (2.0%) - continued
22,202 Columbia Banking System, Inc. $ 529,518
14,232 Comerica, Inc. 544,374
16,626 Community Trust Bancorp, Inc. 469,851
2,542 Cullen/Frost Bankers, Inc. 162,561
726 Customers Bancorp, Inc.
n
8,131
453 Diamond Hill Investment Group,
Inc. 57,223
32,205 Discover Financial Services 1,860,805
5,895 East West Bancorp, Inc. 193,002
7,138 Ellington Residential Mortgage
REIT 79,232
2,074 Encore Capital Group, Inc.
n
80,036
4,556 Enterprise Financial Services
Corporation 124,242
10,535 Essent Group, Ltd. 389,900
8,369 Evercore, Inc. 547,835
108,219 Everi Holdings, Inc.
n
892,807
18,572 F.N.B. Corporation 125,918
3,112 FactSet Research Systems, Inc. 1,042,147
3,574 FBL Financial Group, Inc. 172,267
1,322 Federal Agricultural Mortgage
Corporation 84,159
11,701 Financial Institutions, Inc. 180,195
4,573 First American Financial
Corporation 232,811
4,801 First Bancorp 100,485
38,045 First BanCorp 198,595
58 First Bancshares, Inc. 1,216
23,141 First Busey Corporation 367,710
1,057 First Citizens BancShares, Inc. 336,950
5,104 First Commonwealth Financial
Corporation 39,505
28,786 First Financial Bancorp 345,576
7,828 First Financial Corporation 245,799
22,693 First Interstate BancSystem, Inc. 722,772
2,631 First Merchants Corporation 60,934
838 First Mid-Illinois Bancshares, Inc. 20,908
16,331 First Midwest Bancorp, Inc. 176,048
1,411 First of Long Island Corporation 20,897
7,222 First Republic Bank 787,631
2,577 Flagstar Bancorp, Inc. 76,357
1,949 Flushing Financial Corporation 20,503
85,009 Fulton Financial Corporation 793,134
7,404 Glacier Bancorp, Inc. 237,298
3,866 Goldman Sachs Group, Inc. 776,950
19,122 Granite Point Mortgage Trust, Inc. 135,575
17,760 Great Southern Bancorp, Inc. 643,267
20,393 Great Western Bancorp, Inc. 253,893
5,734 Hamilton Lane, Inc. 370,359
50,035 Hancock Whitney Corporation 941,158
6,126 Hanmi Financial Corporation 50,294
11,347 Hanover Insurance Group, Inc. 1,057,313
37,467 Hartford Financial Services Group,
Inc. 1,381,034
25,515 Heartland Financial USA, Inc. 765,322
71,814 Heritage Commerce Corporation 477,922
14,718 Hometrust Bancshares, Inc. 199,870
34,659 Hope Bancorp, Inc. 262,889
17,517 Horizon Bancorp, Inc. 176,747
4,624 Houlihan Lokey, Inc. 273,047
16,982 Independent Bank Corporation 213,464
19,288 Interactive Brokers Group, Inc. 932,189
1,704 International Bancshares
Corporation 44,406
54,399 J.P. Morgan Chase & Company 5,236,992
18,310 Julius Baer Group, Ltd. 777,670

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Financials (2.0%) - continued
11,500 Kemper Corporation $ 768,545
23,384 KeyCorp 278,971
13,469 Ladder Capital Corporation 95,899
6,724 Lakeland Bancorp, Inc. 66,904
2,197 Lincoln National Corporation 68,832
4,875 Loews Corporation 169,406
364 Markel Corporation
n
354,427
408 MarketAxess Holdings, Inc. 196,489
3,061 Marsh & McLennan Companies,
Inc. 351,097
3,933 Mercantile Bank Corporation 70,873
27,728 Meridian Bancorp, Inc. 286,985
1,191 Meta Financial Group, Inc. 22,891
34,695 MetLife, Inc. 1,289,613
5,150 Midland States Bancorp, Inc. 66,178
23,939 MidWestOne Financial Group, Inc. 427,790
970 Moody's Corporation 281,155
55,369 Morgan Stanley 2,677,091
378 Morningstar, Inc. 60,711
8,967 Mr. Cooper Group, Inc.
n
200,143
4,501 MSCI, Inc. 1,605,867
206 National Western Life Group, Inc. 37,651
6,347 Northern Trust Corporation 494,876
8,140 OFG Bancorp 101,424
3,272 Old Republic International
Corporation 48,229
8,515 Old Second Bancorp, Inc. 63,820
18,419 PacWest Bancorp 314,597
934 Peapack-Gladstone Financial
Corporation 14,150
2,816 Peoples Bancorp, Inc. 53,757
47,864 Popular, Inc. 1,736,027
21,951 Premier Financial Corporation 341,887
6,869 Primerica, Inc. 777,159
8,210 Prosight Global, Inc.
n
93,101
12,514 QCR Holdings, Inc. 343,009
27,176 Radian Group, Inc. 397,041
26,183 Raymond James Financial, Inc. 1,905,075
18,520 Redwood Trust, Inc. 139,270
13,801 Reinsurance Group of America,
Inc. 1,313,717
13,547 S&P Global, Inc. 4,885,048
1,816 Safety Insurance Group, Inc. 125,467
19,997 Santander Consumer USA
Holdings, Inc. 363,745
33,833 Seacoast Banking Corporation of
Florida
n
610,009
20,742 SEI Investments Company 1,052,034
5,901 Selective Insurance Group, Inc. 303,842
197 Signature Bank 16,349
14,803 Simmons First National
Corporation 234,702
1,942 Southside Bancshares, Inc. 47,443
13,768 Starwood Property Trust, Inc. 207,759
4,138 State Auto Financial Corporation 56,939
6,603 Sterling Bancorp 69,464
4,356 SVB Financial Group
n
1,048,141
71,429 Synovus Financial Corporation 1,512,152
12,270 T. Rowe Price Group, Inc. 1,573,259
1,911 TCF Financial Corporation 44,641
3,627 Territorial Bancorp, Inc. 73,374
3,034 Texas Capital Bancshares, Inc.
n
94,448
4,353 TMX Group, Ltd. 447,674
191 Torchmark Corporation 15,261
3,252 Towne Bank 53,333
18,847 TPG RE Finance Trust, Inc. 159,446
Shares Common Stock (17.6%) Value
Financials (2.0%) - continued
7,272 TriCo Bancshares $ 178,091
23,440 Triumph Bancorp, Inc.
n
729,922
44,290 Truist Financial Corporation 1,685,235
23,127 TrustCo Bank Corporation 120,723
16,549 Two Harbors Investment
Corporation 84,234
9,392 United Bankshares, Inc. 201,646
1,178 Univest Financial Corporation 16,928
25,374 Valley National Bancorp 173,812
1,456 Walker & Dunlop, Inc. 77,168
1,407 Washington Federal, Inc. 29,350
5,107 Washington Trust Bancorp, Inc. 156,581
24,977 Webster Financial Corporation 659,643
115,559 Wells Fargo & Company 2,716,792
5,851 WesBanco, Inc. 124,977
29,061 Western Alliance Bancorp 918,909
28,940 Western Asset Mortgage Capital
Corporation 59,038
494 Westwood Holdings Group, Inc. 5,503
21,468 Wintrust Financial Corporation 859,793
47,891 Zions Bancorporations NA 1,399,375
Total 106,158,841
Health Care (2.8%)
17,179 Abbott Laboratories 1,869,591
4,622 AbbVie, Inc. 404,841
2,218 Acadia Healthcare Company, Inc.
n
65,387
46,794 ACADIA Pharmaceuticals, Inc.
n
1,930,252
1,053 Acceleron Pharma, Inc.
n
118,494
16,198 ADMA Biologics, Inc.
n
38,713
7,351 Adverum Biotechnologies, Inc.
n
75,715
6,846 Agile Therapeutics, Inc.
j,n
20,812
10,656 Agilent Technologies, Inc. 1,075,617
15,809 Agios Pharmaceuticals, Inc.
n
553,315
9,487 Akebia Therapeutics, Inc.
n
23,812
2,280 Alexion Pharmaceuticals, Inc.
n
260,900
1,516 Align Technology, Inc.
n
496,278
3,484 Alkermes plc
n
57,730
4,068 AmerisourceBergen Corporation 394,271
17,519 Amgen, Inc. 4,452,629
11,947 AMN Healthcare Services, Inc.
n
698,422
6,653 AnaptysBio, Inc.
n
98,132
3,866 Anavex Life Sciences Corporation
n
17,590
7,380 Anthem, Inc. 1,982,194
2,380 Arena Pharmaceuticals, Inc.
n
178,000
5,167 Argenx SE ADR
n
1,356,441
2,074 Assembly Biosciences, Inc.
n
34,097
4,432 Atara Biotherapeutics, Inc.
n
57,439
189 Atrion Corporation 118,314
1,193 AVROBIO, Inc.
n
15,533
10,320 Axonics Modulation Technologies,
Inc.
j,n
526,733
1,001 Axsome Therapeutics, Inc.
n
71,321
7,003 Baxter International, Inc. 563,181
6,120 Becton, Dickinson and Company 1,424,002
6,180 Biogen, Inc.
n
1,753,142
18,913 Biohaven Pharmaceutical Holding
Company, Ltd.
n
1,229,534
1,584 Bio-Rad Laboratories, Inc.
n
816,489
8,643 Bio-Techne Corporation 2,141,130
2,467 Bluebird Bio, Inc.
n
133,095
1,662 Bruker Corporation 66,064
3,620 Cantel Medical Corporation 159,063
35,269 Catalent, Inc.
n
3,021,143
38,650 Centene Corporation
n
2,254,454
32,396 Cerner Corporation 2,341,907

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Health Care (2.8%) - continued
4,515 Charles River Laboratories
International, Inc.
n
$ 1,022,422
1,622 Chemed Corporation 779,128
13,842 Cigna Holding Company 2,344,973
5,199 Clovis Oncology, Inc.
j,n
30,310
11,266 CryoLife, Inc.
n
208,083
24,593 CVS Health Corporation 1,436,231
7,418 CytomX Therapeutics, Inc.
n
49,330
3,741 Danaher Corporation 805,549
1,110 Deciphera Pharmaceuticals, Inc.
n
56,943
6,036 Dexcom, Inc.
n
2,488,220
11,842 Dynavax Technologies
Corporation
n
51,157
3,159 Editas Medicine, Inc.
n
88,642
47,090 Edwards Lifesciences Corporation
n
3,758,724
6,604 Eli Lilly and Company 977,524
562 Encompass Health Corporation 36,519
13,562 Gilead Sciences, Inc. 856,983
35,728 GlaxoSmithKline plc ADR 1,344,802
5,565 Global Blood Therapeutics, Inc.
n
306,854
24,629 Guardant Health, Inc.
n
2,753,030
5,916 Haemonetics Corporation
n
516,171
30,660 Halozyme Therapeutics, Inc.
n
805,745
13,370 HCA Healthcare, Inc. 1,666,972
1,323 HealthStream, Inc.
n
26,553
9,718 Hill-Rom Holdings, Inc. 811,550
7,071 Humana, Inc. 2,926,616
52 ICU Medical, Inc.
n
9,503
515 IDEXX Laboratories, Inc.
n
202,452
12,632 ImmunoGen, Inc.
n
45,475
1,865 Incyte Corporation
n
167,365
3,007 Insmed, Inc.
n
96,645
5,919 Inspire Medical Systems, Inc.
n
763,847
8,143 Insulet Corporation
n
1,926,552
8,698 Intuitive Surgical, Inc.
n
6,171,579
6,546 Invitae Corporation
n
283,769
3,887 Iovance Biotherapeutics, Inc.
n
127,960
7,811 IQVIA Holding, Inc.
n
1,231,248
3,048 Jazz Pharmaceuticals, Inc.
n
434,614
55,390 Johnson & Johnson 8,246,463
2,732 Laboratory Corporation of America
Holdings
n
514,354
24,048 LHC Group, Inc.
n
5,111,643
1,986 Ligand Pharmaceuticals, Inc.
j,n
189,305
4,106 MacroGenics, Inc.
n
103,430
533 Masimo Corporation
n
125,820
56,805 Medtronic plc 5,903,176
67,101 Merck & Company, Inc. 5,566,028
2,720 Mersana Therapeutics, Inc.
n
50,646
988 Mesa Laboratories, Inc. 251,703
1,257 Mettler-Toledo International, Inc.
n
1,213,948
429 Mirati Therapeutics, Inc.
n
71,235
5,523 Molina Healthcare, Inc.
n
1,010,930
7,028 MyoKardia, Inc.
n
958,127
3,798 Myovant Sciences, Ltd.
n
53,362
13,465 Natera, Inc.
n
972,712
7,957 National Healthcare Corporation 495,801
1,883 Nektar Therapeutics
n
31,239
1,673 Neogen Corporation
n
130,912
1,308 Neurocrine Biosciences, Inc.
n
125,777
15,161 Nevro Corporation
n
2,111,927
28,695 Novo Nordisk AS ADR 1,992,294
46,461 Optinose, Inc.
n
181,198
2,926 Orthifix Medical, Inc.
n
91,116
2,028 PerkinElmer, Inc. 254,534
1,554 Pfizer, Inc. 57,032
Shares Common Stock (17.6%) Value
Health Care (2.8%) - continued
16,891 PRA Health Sciences, Inc.
n
$ 1,713,423
1,743 Precision BioSciences, Inc.
n
10,737
3,648 Quest Diagnostics, Inc. 417,659
1,018 Quidel Corporation
n
223,329
1,135 Reata Pharmaceuticals, Inc.
n
110,572
3,685 Repligen Corporation
n
543,685
388 Replimune Group, Inc.
n
8,932
2,134 Retrophin, Inc.
n
39,394
2,612 Sage Therapeutics, Inc.
n
159,645
3,644 Sarepta Therapeutics, Inc.
n
511,727
12,799 Silk Road Medical, Inc.
n
860,221
9,259 Spectrum Pharmaceuticals, Inc.
n
37,777
715 STERIS plc 125,976
18,998 Stryker Corporation 3,958,613
733 Surmodics, Inc.
n
28,521
15,103 Syneos Health, Inc.
n
802,875
26,654 Tactile Systems Technology, Inc.
n
975,270
7,785 Teladoc Health, Inc.
j,n
1,706,783
6,481 Teleflex, Inc. 2,206,262
6,423 Tenet Healthcare Corporation
n
157,428
14,772 Thermo Fisher Scientific, Inc. 6,522,133
4,148 Tilray, Inc.
j,n
20,118
1,797 U.S. Physical Therapy, Inc. 156,123
997 uniQure B.V.
n
36,719
1,537 United Therapeutics Corporation
n
155,237
9,546 UnitedHealth Group, Inc. 2,976,156
2,104 Universal Health Services, Inc. 225,170
41,866 VBI Vaccines, Inc.
j,n
119,737
22,657 Veeva Systems, Inc.
n
6,370,922
13,221 Vertex Pharmaceuticals, Inc.
n
3,597,698
1,306 Viking Therapeutics, Inc.
n
7,601
1,875 Waters Corporation
n
366,900
419 West Pharmaceutical Services,
Inc. 115,183
6,170 Zimmer Biomet Holdings, Inc. 839,984
40,861 Zoetis, Inc. 6,757,184
5,597 Zymeworks, Inc.
n
260,708
Total 149,446,931
Industrials (2.1%)
1,964 3M Company 314,594
22,632 A.O. Smith Corporation 1,194,970
749 Acuity Brands, Inc. 76,660
4,508 AECOM
n
188,615
4,393 Aegion Corporation
n
62,073
11,526 Aerojet Rocketdyne Holdings, Inc.
n
459,772
6,902 AGCO Corporation 512,612
10,204 Allegion plc 1,009,278
40,171 Altra Industrial Motion Corporation 1,485,122
7,420 American Airlines Group, Inc.
j
91,192
28,266 AMETEK, Inc. 2,809,640
19,410 Arconic, Inc. 324,535
32,637 ASGN, Inc.
n
2,074,408
2,575 Avis Budget Group, Inc.
n
67,774
21,107 AZZ, Inc. 720,171
2,291 Bloom Energy Corporation
n
41,169
7,714 Boeing Company 1,274,816
13,104 BWX Technologies, Inc. 737,886
11,495 Carlisle Companies, Inc. 1,406,643
71,450 Carrier Global Corporation 2,182,083
30,704 CBIZ, Inc.
n
702,200
7,991 Chart Industries, Inc.
n
561,528
2,393 Cintas Corporation 796,462
10,074 Copart, Inc.
n
1,059,382
3,367 CRA International, Inc. 126,161
21,824 Crane Company 1,094,037

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Industrials (2.1%) - continued
12,993 CSW Industrials, Inc. $ 1,003,709
16,767 CSX Corporation 1,302,293
26,361 Curtiss-Wright Corporation 2,458,427
47,530 Delta Air Lines, Inc. 1,453,467
3,051 Douglas Dynamics, Inc. 104,344
4,550 Eaton Corporation plc 464,236
17,911 EMCOR Group, Inc. 1,212,754
22,241 Emerson Electric Company 1,458,342
4,996 Encore Wire Corporation 231,914
8,761 Expeditors International of
Washington, Inc. 793,046
18,424 Fluor Corporation 162,315
16,205 Forrester Research, Inc.
n
531,362
15,354 Forward Air Corporation 881,013
12,249 FuelCell Energy, Inc.
j,n
26,213
5,288 Generac Holdings, Inc.
n
1,023,968
23,760 General Dynamics Corporation 3,289,097
7,545 Gorman-Rupp Company 222,276
2,572 Heico Corporation 269,186
13,072 Helios Technologies, Inc. 475,821
30,052 Honeywell International, Inc. 4,946,860
9,249 Hubbell, Inc. 1,265,633
2,689 ICF International, Inc. 165,454
21,662 IDEX Corporation 3,951,365
5,348 Illinois Tool Works, Inc. 1,033,287
2,431 JB Hunt Transport Services, Inc. 307,230
68,788 Johnson Controls International plc 2,809,990
9,760 Kansas City Southern 1,764,901
2,499 L3Harris Technologies, Inc. 424,430
14,130 Landstar System, Inc. 1,773,174
7,125 Lennox International, Inc. 1,942,346
29,859 Lincoln Electric Holdings, Inc. 2,748,222
5,953 Linde Public Limited Company 1,417,588
10,307 Lockheed Martin Corporation 3,950,467
17,937 Manpower, Inc. 1,315,320
2,424 Masonite International
Corporation
n
238,522
13,128 Mercury Systems, Inc.
n
1,016,895
68,084 Meritor, Inc.
n
1,425,679
15,245 Middleby Corporation
n
1,367,629
4,806 MSC Industrial Direct Company,
Inc. 304,124
7,624 NAPCO Security Technologies,
Inc.
n
179,164
5,612 Nordson Corporation 1,076,494
11,604 Norfolk Southern Corporation 2,483,140
6,948 Nutrien, Ltd. 272,570
11,490 Old Dominion Freight Line, Inc. 2,078,771
16,275 Otis Worldwide Corporation 1,015,885
16,104 Parker-Hannifin Corporation 3,258,483
6,747 Quad/Graphics, Inc. 20,443
30,217 Raven Industries, Inc. 650,270
32,550 Raytheon Technologies
Corporation 1,872,927
9,925 Regal-Beloit Corporation 931,660
1,139 Republic Services, Inc. 106,326
23,174 Ritchie Brothers Auctioneers, Inc. 1,373,059
6,958 Rockwell Automation, Inc. 1,535,491
4,069 Roper Industries, Inc. 1,607,703
3,292 Ryder System, Inc. 139,054
8,985 Saia, Inc.
n
1,133,368
2,197 Simpson Manufacturing Company,
Inc. 213,461
2,736 SiteOne Landscape Supply, Inc.
n
333,655
2,566 Snap-On, Inc. 377,536
44,639 Southwest Airlines Company 1,673,962
Shares Common Stock (17.6%) Value
Industrials (2.1%) - continued
708 SP Plus Corporation
n
$ 12,709
1,719 Spirit Aerosystems Holdings, Inc. 32,506
3,023 Spirit Airlines, Inc.
n
48,670
1,846 SPX FLOW, Inc.
n
79,046
19,637 Standex International Corporation 1,162,510
23,081 Summit Materials, Inc.
n
381,760
2,907 Teledyne Technologies, Inc.
n
901,780
2,933 Thermon Group Holdings, Inc.
n
32,938
5,932 Timken Company 321,633
11,570 Toro Company 971,301
20,330 Trex Company, Inc.
n
1,455,628
27,911 TriMas Corporation
n
636,371
2,844 UniFirst Corporation 538,568
7,390 Union Pacific Corporation 1,454,869
7,613 United Airlines Holdings, Inc.
n
264,552
244 United Parcel Service, Inc. 40,658
24,692 United Rentals, Inc.
n
4,308,754
12,627 Valmont Industries, Inc. 1,568,021
9,549 Verisk Analytics, Inc. 1,769,525
5,675 Waste Connections, Inc. 589,065
4,168 Watsco, Inc. 970,686
17,269 Willdan Group, Inc.
n
440,532
5,950 XPO Logistics, Inc.
n
503,727
Total 113,725,913
Information Technology (4.6%)
10,561 Accenture plc 2,386,680
17,509 Adobe, Inc.
n
8,586,939
4,468 ADTRAN, Inc. 45,819
5,701 Advanced Energy Industries, Inc.
n
358,821
5,550 Advanced Micro Devices, Inc.
n
455,044
23,085 Agilysys, Inc.
n
557,734
4,123 Akamai Technologies, Inc.
n
455,756
12,342 Alliance Data Systems Corporation 518,117
2,388 American Software, Inc. 33,528
37,308 Amphenol Corporation 4,039,337
1,523 Analog Devices, Inc. 177,795
27,020 Anaplan, Inc.
n
1,690,912
4,156 ANSYS, Inc.
n
1,359,968
313,353 Apple, Inc. 36,289,411
2,475 Aspen Technology, Inc.
n
313,310
6,764 Atlassian Corporation plc
n
1,229,628
2,026 Automatic Data Processing, Inc. 282,607
6,850 Avalara, Inc.
n
872,279
4,708 Avnet, Inc. 121,655
5,028 Bandwidth, Inc.
j,n
877,738
14,891 Benchmark Electronics, Inc. 300,054
12,620 Blackline, Inc.
n
1,131,131
71 Broadcom, Ltd. 25,867
6,262 Broadridge Financial Solutions,
Inc. 826,584
1,163 CACI International, Inc.
n
247,905
983 Cadence Design Systems, Inc.
n
104,817
21,803 CDK Global, Inc. 950,393
25,160 CDW Corporation 3,007,375
1,417 Ceridian HCM Holding, Inc.
n
117,115
42,246 Change Healthcare, Inc.
n
612,989
15,616 Ciena Corporation
n
619,799
148,838 Cisco Systems, Inc. 5,862,729
5,070 Cognex Corporation 330,057
12,082 Computer Services, Inc. 749,084
8,474 Coupa Software, Inc.
n
2,323,910
7,077 Cree, Inc.
n
451,088
9,158 CTS Corporation 201,751
7,999 Descartes Systems Group, Inc.
n
455,783

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Information Technology (4.6%) - continued
12,402 DocuSign, Inc.
n
$ 2,669,406
36,630 Dolby Laboratories, Inc. 2,427,836
1,781 Domo, Inc.
n
68,266
11,836 Dropbox, Inc.
n
227,961
2,575 DSP Group, Inc.
n
33,938
27,334 Elastic NV
n
2,949,065
6,940 Endava plc ADR
n
438,261
2,282 EPAM Systems, Inc.
n
737,725
5,662 ePlus, Inc.
n
414,458
16,316 Euronet Worldwide, Inc.
n
1,486,388
18,132 Eventbrite, Inc.
n
196,732
8,492 ExlService Holdings, Inc.
n
560,217
1,851 eXp World Holdings, Inc.
n
74,669
3,358 F5 Networks, Inc.
n
412,262
2,425 Fair Isaac Corporation
n
1,031,547
7,016 Five9, Inc.
n
909,835
1,104 FLIR Systems, Inc. 39,578
1,965 Gartner, Inc.
n
245,527
13,668 Global Payments, Inc. 2,427,163
10,430 Guidewire Software, Inc.
n
1,087,536
8,462 Health Catalyst, Inc.
j,n
309,709
6,230 II-VI, Inc.
n
252,689
3,839 Inphi Corporation
n
430,928
3,408 Intel Corporation 176,466
3,131 InterDigital, Inc. 178,655
707 International Business Machines
Corporation 86,021
4,192 Intuit, Inc. 1,367,472
2,931 Jack Henry & Associates, Inc. 476,551
10,536 Juniper Networks, Inc. 226,524
79 KLA-Tencor Corporation 15,305
6,602 Lam Research Corporation 2,190,214
29,295 Lattice Semiconductor
Corporation
n
848,383
3,732 Littelfuse, Inc. 661,833
19,021 Lumentum Holdings, Inc.
n
1,429,048
1,937 Manhattan Associates, Inc.
n
184,964
3,434 ManTech International Corporation 236,534
42,500 MasterCard, Inc. 14,372,225
2,200 MaxLinear, Inc.
n
51,128
21,124 Medallia, Inc.
j,n
579,220
943 Methode Electronics, Inc. 26,876
525 Microchip Technology, Inc. 53,949
172,383 Microsoft Corporation 36,257,316
3,887 MicroStrategy, Inc.
n
585,227
15,511 MKS Instruments, Inc. 1,694,267
15,760 Monolithic Power Systems, Inc. 4,406,654
2,180 Motorola Solutions, Inc. 341,846
11,291 MTS Systems Corporation 215,771
19,239 National Instruments Corporation 686,832
349 NetApp, Inc. 15,300
7,132 Nice, Ltd. ADR
j,n
1,619,178
5,229 Nova Measuring Instruments, Ltd.
n
272,640
2,762 Novanta, Inc.
n
290,949
36,691 Nuance Communications, Inc.
n
1,217,774
19,468 NVIDIA Corporation 10,536,471
49,581 Oracle Corporation 2,959,986
7,070 Palo Alto Networks, Inc.
n
1,730,383
4,410 Paychex, Inc. 351,786
58 Paylocity Holding Corporation
n
9,362
38,661 PayPal Holdings, Inc.
n
7,617,377
6,943 Plexus Corporation
n
490,384
3,276 Progress Software Corporation 120,164
2,821 Proofpoint, Inc.
n
297,757
5,377 Q2 Holdings, Inc.
n
490,705
5,685 QAD, Inc. 239,907
Shares Common Stock (17.6%) Value
Information Technology (4.6%) - continued
4,482 Qorvo, Inc.
n
$ 578,223
21,251 QUALCOMM, Inc. 2,500,818
932 Qualys, Inc.
n
91,345
2,790 Rogers Corporation
n
273,587
14,579 SailPoint Technologies Holdings,
Inc.
n
576,891
10,454 Salesforce.com, Inc.
n
2,627,299
1,917 Samsung Electronics Company,
Ltd. GDR 2,430,610
6,646 ScanSource, Inc.
n
131,790
3,286 Semtech Corporation
n
174,027
19,492 ServiceNow, Inc.
n
9,453,620
2,992 Silicon Laboratories, Inc.
n
292,767
315 Skyworks Solutions, Inc. 45,833
389 Solaredge Technology, Ltd.
n
92,718
34,617 Square, Inc.
n
5,626,993
52,205 STMicroelectronics NV ADR
j
1,602,171
14,033 Synopsys, Inc.
n
3,002,781
5,238 TE Connectivity, Ltd. 511,962
38,165 Texas Instruments, Inc. 5,449,580
238 Tyler Technologies, Inc.
n
82,957
5,715 VeriSign, Inc.
n
1,170,718
73,304 Visa, Inc. 14,658,601
6,038 VMware, Inc.
j,n
867,479
5,882 WEX, Inc.
n
817,422
15,775 Workiva, Inc.
n
879,614
1,286 Zendesk, Inc.
n
132,355
10,339 Zscaler, Inc.
n
1,454,594
Total 249,539,364
Materials (0.5%)
4,169 AdvanSix, Inc.
n
53,697
976 Air Products and Chemicals, Inc. 290,711
6,866 AptarGroup, Inc. 777,231
3,098 Avery Dennison Corporation 396,048
53,320 Axalta Coating Systems, Ltd.
n
1,182,104
382 Balchem Corporation 37,295
4,823 Ball Corporation 400,888
4,985 Cabot Corporation 179,610
1,919 Carpenter Technology Corporation 34,849
2,073 Celanese Corporation 222,744
51,976 CF Industries Holdings, Inc. 1,596,183
18,422 Chemours Company 385,204
46,669 Eastman Chemical Company 3,645,782
21,519 Ecolab, Inc. 4,300,357
51,532 Element Solutions, Inc.
n
541,601
19,660 Ferroglobe Representation &
Warranty Insurance Trust
c,n
2
1,711 FMC Corporation 181,212
3,755 Ingevity Corporation
n
185,647
11,133 Innospec, Inc. 704,942
146,706 Ivanhoe Mines, Ltd.
n
533,256
13,578 Kaiser Aluminum Corporation 727,645
1,863 Kraton Performance Polymers,
Inc.
n
33,199
47,368 Louisiana-Pacific Corporation 1,397,830
11,118 Martin Marietta Materials, Inc. 2,616,733
6,935 Materion Corporation 360,828
6,482 Minerals Technologies, Inc. 331,230
17,466 Myers Industries, Inc. 231,075
10,908 Neenah, Inc. 408,723
31,161 Nucor Corporation 1,397,882
2,143 Olympic Steel, Inc. 24,344
5,179 PPG Industries, Inc. 632,252
6,414 Quaker Chemical Corporation 1,152,660

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Materials (0.5%) - continued
1,427 Reliance Steel & Aluminum
Company $ 145,611
2,233 RPM International, Inc. 184,982
8,725 Ryerson Holding Corporation
n
49,994
1,905 Scotts Miracle-Gro Company 291,294
5,004 Sensient Technologies Corporation 288,931
1,654 Sherwin-Williams Company 1,152,408
13,603 Steel Dynamics, Inc. 389,454
9,122 UFP Technologies, Inc.
n
377,833
6,792 United States Lime & Minerals, Inc. 611,959
8,018 United States Steel Corporation 58,852
12,717 W. R. Grace & Company 512,368
1,902 Worthington Industries, Inc. 77,564
Total 29,105,014
Real Estate (0.8%)
37,221 Agree Realty Corporation 2,368,744
1,351 Alexandria Real Estate Equities,
Inc. 216,160
51,223 American Campus Communities,
Inc. 1,788,707
14,922 American Tower Corporation 3,607,095
11,467 Apartment Investment &
Management Company 386,667
9,900 Armada Hoffler Properties, Inc. 91,674
2,976 Ashford Hospitality Trust, Inc. 4,910
7,072 AvalonBay Communities, Inc. 1,056,132
530 BBX Capital Corporation 7,097
197 Bluerock Residential Growth REIT,
Inc. 1,493
17,583 Camden Property Trust 1,564,535
10,754 CareTrust REIT, Inc. 191,367
29,533 CBL & Associates Properties, Inc.
n
4,758
50,965 CBRE Group, Inc.
n
2,393,826
32,867 Cedar Realty Trust, Inc. 26,622
8,823 Colliers International Group, Inc. 588,406
6,047 Colony Credit Real Estate, Inc. 29,691
4,902 Columbia Property Trust, Inc. 53,481
5,328 Community Healthcare Trust, Inc. 249,137
4,177 Corepoint Lodging, Inc. 22,765
1,482 CoreSite Realty Corporation 176,180
3,158 CoStar Group, Inc.
n
2,679,595
20,801 Cushman and Wakefield plc
n
218,619
43 CyrusOne, Inc. 3,011
1,511 Digital Realty Trust, Inc. 221,754
10,048 Diversified Healthcare Trust 35,369
7,010 Douglas Emmett, Inc. 175,951
6,863 Duke Realty Corporation 253,245
4,916 EastGroup Properties, Inc. 635,786
6,260 EPR Properties 172,150
6,130 Equity Lifestyle Properties, Inc. 375,769
55,006 Essential Properties Realty Trust,
Inc. 1,007,710
2,795 Essex Property Trust, Inc. 561,208
5,526 Farmland Partners, Inc. 36,803
47,419 First Industrial Realty Trust, Inc. 1,887,276
3,948 FirstService Corporation 520,702
37,729 Four Corners Property Trust, Inc. 965,485
9,371 Gaming and Leisure Properties,
Inc. 346,071
10,202 Getty Realty Corporation 265,354
4,967 Gladstone Commercial
Corporation 83,694
543 Gladstone Land Corporation 8,156
3,651 Global Medical REIT, Inc. 49,289
19,702 Healthcare Realty Trust, Inc. 593,424
Shares Common Stock (17.6%) Value
Real Estate (0.8%) - continued
88,297 Host Hotels & Resorts, Inc. $ 952,725
15,062 Industrial Logistics Properties Trust 329,406
3,090 Innovative Industrial Properties,
Inc. 383,500
2,757 Investors Real Estate Trust 179,674
3,812 Jones Lang LaSalle, Inc. 364,656
33,665 Kilroy Realty Corporation 1,749,233
1,588 Lamar Advertising Company 105,078
8,756 Lexington Realty Trust 91,500
50,887 Medical Properties Trust, Inc. 897,138
1,731 MGM Growth Properties LLC 48,433
1,221 National Health Investors, Inc. 73,590
17,940 National Retail Properties, Inc. 619,109
67,725 National Storage Affiliates Trust 2,215,285
30,023 New Residential Investment
Corporation 238,683
9,553 New Senior Investment Group, Inc. 38,212
5,780 NexPoint Residential Trust, Inc. 256,343
7,606 Omega Healthcare Investors, Inc. 227,724
4,262 One Liberty Properties, Inc. 69,726
4,897 Physicians Realty Trust 87,705
2,348 Plymouth Industrial REIT, Inc. 28,974
3,804 PotlatchDeltic Corporation 160,148
10,563 Preferred Apartment Communities,
Inc. 57,040
10,148 Rayonier, Inc. REIT 268,313
15,769 Realty Income Corporation 957,967
1,023 Retail Properties of America, Inc. 5,944
7,975 Rexford Industrial Realty, Inc. 364,936
714 RMR Group, Inc. 19,614
29,723 Sabra Health Care REIT, Inc. 409,732
4,363 SBA Communications Corporation 1,389,528
62,068 Service Properties Trust 493,441
16,335 Spirit Realty Capital, Inc. 551,306
11,741 STAG Industrial, Inc. 357,983
13,185 Store Capital Corporation 361,665
68,353 Sunstone Hotel Investors, Inc. 542,723
4,325 Terreno Realty Corporation 236,837
7,991 UDR, Inc. 260,587
5,019 UMH Properties, Inc. 67,957
16,850 Uniti Group, Inc. 177,515
293 Universal Health Realty Income
Trust 16,698
7,811 WP Carey, Inc. 508,965
Total 42,091,461
Utilities (0.2%)
1,836 ALLETE, Inc. 94,995
4,044 Alliant Energy Corporation 208,873
6,151 Artesian Resources Corporation 212,025
3,381 Black Hills Corporation 180,850
11,176 CenterPoint Energy, Inc. 216,256
840 Chesapeake Utilities Corporation 70,812
3,386 CMS Energy Corporation 207,934
5,228 Consolidated Water Company,
Ltd. 54,423
2,200 DTE Energy Company 253,088
21,580 Duke Energy Corporation 1,911,125
14,310 Entergy Corporation 1,409,964
1,781 Essential Utilities, Inc. 71,685
27,616 Exelon Corporation 987,549
27,937 FirstEnergy Corporation 802,071
4,099 Hawaiian Electric Industries, Inc. 136,251
3,941 IDACORP, Inc. 314,886
939 Middlesex Water Company 58,359
1,809 National Fuel Gas Company 73,427

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (17.6%) Value
Utilities (0.2%) - continued
7,877 New Jersey Resources
Corporation $ 212,836
2,851 NextEra Energy, Inc. 791,324
1,016 Northwest Natural Holding
Company 46,116
4,976 NorthWestern Corporation 242,033
6,865 OGE Energy Corporation 205,881
3,117 Otter Tail Corporation 112,742
8,241 PNM Resources, Inc. 340,600
6,510 Portland General Electric
Company 231,105
1,365 South Jersey Industries, Inc. 26,304
2,799 Southwest Gas Holdings, Inc. 176,617
6,320 Spire, Inc. 336,224
9,813 UGI Corporation 323,633
3,236 Unitil Corporation 125,039
Total 10,435,027
Total Common Stock
(cost $679,578,010) 948,366,332
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
29,452,376 Thrivent Cash Management Trust 29,452,376
Total Collateral Held for
Securities Loaned
(cost $29,452,376) 29,452,376
Shares or
Principal
Amount Short-Term Investments ( 15.5% ) Value
Federal Home Loan Bank Discount
Notes
3,600,000 0.074%, 10/14/2020
o,p
3,599,922
3,400,000 0.080%, 10/28/2020
o,p
3,399,847
4,400,000 0.090%, 11/6/2020
o,p
4,399,692
1,900,000 0.060%, 11/10/2020
o,p
1,899,852
200,000 0.080%, 11/12/2020
o,p
199,984
2,900,000 0.070%, 11/18/2020
o,p
2,899,729
9,200,000 0.070%, 11/19/2020
o,p
9,199,123
7,800,000 0.055%, 12/8/2020
o,p
7,798,674
6,900,000 0.075%, 12/22/2020
o,p
6,898,585
Thrivent Core Short-Term Reserve
Fund
79,272,170 0.310% 792,721,703
U.S. Treasury Bills
100,000 0.101%, 10/15/2020
o
99,997
1,200,000 0.093%, 11/19/2020
o,q
1,199,853
100,000 0.085%, 12/3/2020
o,q
99,982
1,400,000 0.081%, 12/10/2020
m,o,r
1,399,728
Total Short-Term Investments
(cost $835,932,385) 835,816,671
Total Investments (cost
$5,457,945,792) 110.5% $5,956,741,260
Other Assets and Liabilities, Net
(10.5%) (563,960,341)
Total Net Assets 100.0% $5,392,780,919
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $290,804,614 or
5.4% of total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
j All or a portion of the security is on loan.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
r At September 30, 2020, $819,841 of investments were
segregated to cover exposure to a counterparty for margin
on open mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Moderately Conservative Allocation Portfolio as of
September 30, 2020 was $336,000 or 0.0% of total net
assets. The following table indicates the acquisition date
and cost of restricted securities shown in the schedule as of
September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 11/6/2017 $ 549,832

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 3,214,810
Common Stock 25,691,067
Total lending $28,905,877
Gross amount payable upon return of
collateral for securities loaned $29,452,376
Net amounts due to counterparty
$546,499
Definitions:
ACES - Alternative Credit Enhancement Securities
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 4,671,467 – 4,080,437 591,030
Capital Goods 12,559,613 – 12,559,613 –
Communications Services 27,265,143 – 25,880,606 1,384,537
Consumer Cyclical 18,081,278 – 17,267,153 814,125
Consumer Non-Cyclical 20,712,118 – 20,712,118 –
Energy 3,531,474 – 3,531,474 –
Financials 9,184,019 – 9,184,019 –
Technology 12,066,010 – 12,066,010 –
Transportation 3,559,532 – 3,559,532 –
Utilities 3,798,837 – 3,798,837 –
Long-Term Fixed Income
Asset-Backed Securities 94,141,450 – 94,141,450 –
Basic Materials 22,641,192 – 22,641,192 –
Capital Goods 32,880,383 – 32,880,383 –
Collateralized Mortgage Obligations 72,792,969 – 72,792,969 –
Commercial Mortgage-Backed Securities 16,645,497 – 16,645,497 –
Communications Services 75,924,141 – 75,924,141 –
Consumer Cyclical 54,840,708 – 54,840,708 –
Consumer Non-Cyclical 89,101,668 – 89,101,668 –
Energy 59,856,061 – 59,856,061 –
Financials 130,893,112 – 130,893,112 –
Mortgage-Backed Securities 703,157,790 – 703,157,790 –
Technology 52,180,329 – 52,180,329 –
Transportation 11,472,774 – 11,472,774 –
U.S. Government & Agencies 729,466,849 – 729,466,849 –
Utilities 50,438,740 – 50,438,740 –
Registered Investment Companies
Unaffiliated 27,903,047 27,903,047 – –
Affiliated 1,381,824,233 1,381,824,233 – –
Common Stock
Communications Services 66,231,225 66,193,730 – 37,495
Consumer Discretionary 139,870,625 139,870,625 – –
Consumer Staples 24,144,208 24,144,208 – –
Energy 17,617,723 17,617,723 – –
Financials 106,158,841 104,933,497 1,225,344 –
Health Care 149,446,931 149,446,931 – –
Industrials 113,725,913 113,725,913 – –
Information Technology 249,539,364 247,108,754 2,430,610 –
Materials 29,105,014 28,571,756 533,256 2
Real Estate 42,091,461 42,091,461 – –
Utilities 10,435,027 10,435,027 – –
Short-Term Investments 43,094,968 – 43,094,968 –
Subtotal Investments in Securities $4,713,051,734 $2,353,866,905 $2,356,357,640 $2,827,189
Other Investments  * Total
Affiliated Short-Term Investments 792,721,703
Affiliated Registered Investment Companies 421,515,447
Collateral Held for Securities Loaned 29,452,376
Subtotal Other Investments $1,243,689,526
Total Investments at Value $5,956,741,260
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 601,709 601,709 – –
Total Asset Derivatives $601,709 $601,709 $– $–
Liability Derivatives
Futures Contracts 5,538,711 5,538,711 – –
Call Options Written 96,545 – – 96,545
Credit Default Swaps 10,794 – 10,794 –
Total Liability Derivatives $5,646,050 $5,538,711 $10,794 $96,545
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling $40,295,408 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 208 December 2020 $ 45,949,138 $ 10,737
CBOT 5-Yr. U.S. Treasury Note 971 December 2020 122,265,582 110,762
CBOT U.S. Long Bond 839 December 2020 148,900,902 (1,000,933)
CME E-mini Russell 2000 Index 8 December 2020 595,817 5,943
CME E-mini S&P 500 Index 1,378 December 2020 230,890,606 62,194
CME E-mini S&P Mid-Cap 400 Index 3 December 2020 554,793 1,977
CME Euro Foreign Exchange Currency 175 December 2020 25,849,735 (178,328)
Eurex Euro STOXX 50 Index 703 December 2020 27,299,976 (1,089,238)
ICE US mini MSCI Emerging Markets Index 2,099 December 2020 116,231,452 (1,993,377)
Ultra 10-Yr. U.S. Treasury Note 89 December 2020 14,261,146 (28,099)
Total Futures Long Contracts $ 732,799,147 ( $ 4,098,362)
CBOT 10-Yr. U.S. Treasury Note (648) December 2020 ( $ 90,313,237) ( $ 103,013)
CME E-mini Russell 2000 Index (3,298) December 2020 (247,019,108) (1,056,452)
CME E-mini S&P Mid-Cap 400 Index (458) December 2020 (84,910,950) (89,271)
ICE mini MSCI EAFE Index (234) December 2020 (22,092,536) 410,096
Total Futures Short Contracts ( $ 444,335,831) ($838,640)
Total Futures Contracts $ 288,463,316 ($4,937,002)
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of September 30, 2020. Investments and/or cash totaling $519,899 were pledged as collateral for these contracts.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (26.25) $ 104.88 October 2020 (27,531,738) ( $ 38,094) $ 68,547
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (8.38) 102.78
November
2020 (8,636,963) (58,451) (8,724)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($96,545) $59,822
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Counterparty:
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of September 30, 2020. Investments totaling
$1,299,836 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 16,200,000 $ – ( $ 10,794) ( $ 10,794)
Total Credit Default Swaps $– ($10,794) ($10,794)
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $154,966 $28,590 $– $183,717 18,708 3.4%
Core Emerging Markets Equity* – 27,500 – 28,785 2,822 0.5
Core International Equity 53,554 – – 48,721 5,493 0.9
Core Low Volatility Equity 116,663 43,001 – 160,294 13,347 3.0
Global Stock 42,724 4,902 – 42,980 3,478 0.8
High Yield 139,303 5,423 – 135,286 30,314 2.5
Income 420,340 11,877 – 452,015 40,748 8.4
International Allocation 194,588 7,757 15,000 160,502 17,979 3.0
International Index* – 15,000 – 17,278 1,549 0.3
Large Cap Value 198,399 7,306 – 174,672 10,803 3.2
Limited Maturity Bond 246,521 4,127 – 253,625 25,262 4.7
Mid Cap Stock 100,286 3,838 – 99,205 5,379 1.8
Small Cap Stock 51,227 5,474 – 46,262 3,003 0.9
Total Affiliated Registered Investment
Companies
1,718,571
1,803,342 33.4
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 614,264 889,380 710,568 792,722 79,272 14.7
Total Affiliated Short-Term Investments
614,264
792,722 14.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 11,361 478,246 460,155 29,452 29,452 0.6
Total Collateral Held for Securities Loaned
11,361
29,452 0.6
Total Value
$2,344,196
$2,625,516
*   Non-income producing security.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $161 – $5,875
Core Emerging Markets Equity* – 1,285 – –
Core International Equity – (4,833) – –
Core Low Volatility Equity – 630 – –
Global Stock – (4,646) 4,195 708
High Yield – (9,440) – 5,420
Income – 19,798 2,093 9,788
International Allocation (11,322) (15,521) 2,646 5,110
International Index* – 2,278 – –
Large Cap Value – (31,033) 3,873 3,433
Limited Maturity Bond – 2,977 – 4,125
Mid Cap Stock – (4,919) 3,359 479
Small Cap Stock – (10,439) 5,151 323
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (239) (115) – 5,120
Total Income/Non Income Cash from Affiliated
Investments $40,381
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 135
Total Affiliated Income from Securities Loaned, Net $135
Total Value $(11,561) $(53,817) $21,317
*   Non-income producing security.

Money Market Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 82.6% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 1,920,000
0.232% (LIBOR 1M +
0.080%), 10/23/2020
b
$ 1,920,000
1,700,000
0.140% (SOFRRATE +
0.070%), 11/10/2020
b
1,700,000
1,160,000
0.217% (LIBOR 1M +
0.060%), 2/2/2021
b
1,160,000
3,030,000
0.166% (LIBOR 1M +
0.010%), 5/20/2021
b
3,030,000
2,830,000
0.145% (LIBOR 1M FLAT),
7/28/2021
b
2,830,000
2,800,000
0.210% (LIBOR 1M +
0.060%), 10/18/2021
b
2,800,000
950,000
0.000% (LIBOR 1M FLAT),
11/22/2021
b,c
950,000
1,000,000
0.231% (LIBOR 3M +
-0.010%), 12/2/2021
b
1,000,000
1,350,000
0.379% (LIBOR 3M +
0.080%), 1/3/2022
b
1,352,387
Federal Farm Credit Bank
3,355,000
0.190% (FEDL 1M + 0.100%),
12/16/2020
b
3,354,963
2,560,000
0.210% (USBMMY 3M +
0.110%), 12/28/2020
b
2,558,999
2,800,000
0.308% (LIBOR 1M +
0.160%), 1/25/2021
b
2,802,266
1,400,000
0.185% (LIBOR 1M +
0.040%), 1/28/2021
b
1,400,708
950,000
0.210% (FEDL 1M + 0.120%),
2/9/2021
b
949,914
2,265,000
0.151% (LIBOR 1M FLAT),
3/17/2021
b
2,265,000
705,000
0.166% (LIBOR 1M +
0.015%), 3/17/2021
b
705,023
1,140,000
0.233% (LIBOR 3M +
-0.035%), 4/30/2021
b
1,140,000
3,400,000
0.120% (LIBOR 1M +
-0.025%), 5/28/2021
b
3,398,752
2,880,000
0.160% (SOFRRATE +
0.090%), 7/15/2021
b
2,880,000
2,750,000
0.129% (LIBOR 3M +
-0.120%), 8/6/2021
b
2,749,875
1,275,000
0.156% (LIBOR 1M FLAT),
8/9/2021
b
1,273,423
900,000
0.256% (LIBOR 1M +
0.100%), 9/9/2021
b
900,000
1,100,000
0.171% (LIBOR 1M +
0.020%), 9/17/2021
b
1,100,552
1,000,000
0.150% (LIBOR 1M FLAT),
10/18/2021
b
1,000,021
1,350,000
0.166% (LIBOR 1M +
0.010%), 10/20/2021
b
1,350,000
750,000
0.187% (LIBOR 1M +
0.030%), 11/2/2021
b
749,843
1,000,000
0.289% (LIBOR 1M +
0.130%), 11/5/2021
b
1,001,508
715,000
0.123% (LIBOR 3M +
-0.120%), 11/10/2021
b
714,821
1,000,000
0.240% (LIBOR 1M +
0.090%), 11/18/2021
b
1,001,543
800,000
0.241% (LIBOR 1M +
0.090%), 12/13/2021
b
800,393
2,225,000
0.156% (LIBOR 1M FLAT),
12/22/2021
b
2,224,565
Principal
Amount
U.S. Government Agency Debt
(82.6%)
a
Value
$ 1,120,000
0.252% (LIBOR 1M +
0.100%), 12/23/2021
b
$ 1,121,409
2,500,000
0.390% (LIBOR 1M +
0.240%), 1/18/2022
b
2,500,959
2,300,000
0.260% (SOFRRATE +
0.190%), 7/14/2022
b
2,300,000
Federal Home Loan Bank
1,420,000
0.185% (SOFRRATE +
0.105%), 10/1/2020
b
1,420,000
1,030,000 2.625% , 10/1/2020 1,030,000
5,440,000 0.085% , 10/7/2020 5,439,923
1,350,000 0.090% , 10/9/2020 1,349,973
2,125,000 0.116% , 10/14/2020 2,124,911
800,000 0.110% , 10/23/2020 799,946
10,340,000
0.150% (SOFRRATE +
0.080%), 10/23/2020
b
10,340,367
1,560,000
0.145% (LIBOR 1M FLAT),
10/26/2020
b
1,560,000
1,500,000 0.290% , 10/26/2020 1,499,688
100,000 0.090% , 11/6/2020 99,991
1,000,000
0.110% (SOFRRATE +
0.040%), 11/20/2020
b
1,000,000
5,000,000
0.090% (SOFRRATE +
0.020%), 12/9/2020
b
5,000,000
2,900,000
0.090% (SOFRRATE +
0.020%), 12/11/2020
b
2,899,971
3,920,000
0.098% (LIBOR 3M +
-0.135%), 12/18/2020
b
3,918,806
2,830,000
0.110% (LIBOR 1M +
-0.040%), 12/18/2020
b
2,830,059
3,370,000
0.170% (SOFRRATE +
0.100%), 12/23/2020
b
3,369,731
2,810,000
0.100% (SOFRRATE +
0.030%), 12/30/2020
b
2,810,000
3,540,000
0.100% (SOFRRATE +
0.030%), 1/4/2021
b
3,540,000
830,000
0.164% (LIBOR 3M +
-0.135%), 1/4/2021
b
829,971
4,200,000
0.100% (SOFRRATE +
0.030%), 1/15/2021
b
4,200,000
3,000,000
0.100% (SOFRRATE +
0.030%), 1/21/2021
b
3,000,000
2,650,000
0.170% (SOFRRATE +
0.100%), 1/25/2021
b
2,650,000
485,000
0.120% (SOFRRATE +
0.050%), 1/28/2021
b
484,793
4,135,000
0.102% (LIBOR 1M +
-0.050%), 2/16/2021
b
4,135,012
2,830,000
0.106% (LIBOR 1M +
-0.050%), 2/22/2021
b
2,830,020
2,000,000
0.105% (SOFRRATE +
0.035%), 2/25/2021
b
1,999,229
1,430,000
0.105% (SOFRRATE +
0.035%), 3/10/2021
b
1,430,000
3,000,000
0.135% (LIBOR 1M +
-0.010%), 3/26/2021
b
3,000,312
2,830,000
0.143% (LIBOR 3M +
-0.125%), 4/14/2021
b
2,829,668
700,000
0.126% (LIBOR 1M +
-0.030%), 4/20/2021
b
699,891
1,100,000
0.125% (LIBOR 1M +
-0.020%), 4/27/2021
b
1,100,009
1,650,000
0.136% (LIBOR 1M +
-0.020%), 5/3/2021
b
1,650,000
1,000,000
0.146% (LIBOR 1M +
-0.010%), 5/3/2021
b
999,951

Money Market Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(82.6%)
a
Value
$ 2,820,000
0.146% (LIBOR 1M +
-0.010%), 6/2/2021
b
$ 2,820,000
1,135,000
0.205% (SOFRRATE +
0.135%), 6/4/2021
b
1,134,999
725,000
0.145% (SOFRRATE +
0.075%), 7/23/2021
b
724,485
2,500,000
0.220% (SOFRRATE +
0.150%), 9/3/2021
b
2,500,000
1,000,000
0.380% (SOFRRATE +
0.310%), 9/24/2021
b
1,000,000
1,320,000
0.210% (SOFRRATE +
0.140%), 9/29/2021
b
1,320,000
Federal Home Loan Mortgage
Corporation
1,470,000
0.470% (SOFRRATE +
0.400%), 10/21/2021
b
1,471,141
500,000
0.215% (SOFRRATE +
0.145%), 12/9/2021
b
500,000
Federal National Mortgage
Association
2,800,000
0.200% (SOFRRATE +
0.130%), 6/11/2021
b
2,800,197
2,000,000
0.220% (SOFRRATE +
0.150%), 12/9/2021
b
2,000,000
900,000
0.300% (SOFRRATE +
0.230%), 5/6/2022
b
900,437
Jordan Government International
Bond
2,710,000 2.503% , 10/30/2020 2,714,994
Resolution Funding Corporation
Principal Strip
2,050,000 1.560% , 10/15/2020 2,048,693
U.S. International Development
Finance Corporation
1,009,615
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,009,615
3,590,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
3,590,000
1,410,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,410,000
1,233,754
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,233,754
1,154,846
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,154,846
2,000,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,000,000
1,760,000
0.130% (T-BILL 3M + 0.070%),
10/7/2020
b
1,760,000
2,375,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,375,000
3,700,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
3,700,000
1,511,250
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,511,250
1,284,790
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,284,790
1,105,263
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,105,263
675,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
675,000
2,850,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,850,000
1,145,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,145,000
554,715
0.130% (T-BILL 3M FLAT),
10/7/2020
b
554,715
Principal
Amount
U.S. Government Agency Debt
(82.6%)
a
Value
$ 3,600,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
$ 3,600,000
1,226,211
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,226,211
2,250,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,250,000
1,314,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,314,000
1,630,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,630,000
1,580,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,580,000
1,300,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,300,000
2,043,396
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,043,396
835,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
835,000
2,000,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,000,000
1,362,264
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,362,264
2,470,000
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,470,000
2,540,368
0.130% (T-BILL 3M FLAT),
10/7/2020
b
2,540,368
1,326,923
0.130% (T-BILL 3M FLAT),
10/7/2020
b
1,326,923
957,895
0.130% (T-BILL 3M FLAT),
10/7/2020
b
957,895
964,342
0.150% (T-BILL 3M FLAT),
10/7/2020
b
964,342
1,828,800
0.150% (T-BILL 3M FLAT),
10/7/2020
b
1,828,800
1,764,792
0.150% (T-BILL 3M FLAT),
10/7/2020
b
1,764,792
2,468,880
0.150% (T-BILL 3M FLAT),
10/7/2020
b
2,468,880
400,080
0.150% (T-BILL 3M FLAT),
10/7/2020
b
400,080
2,656,800
0.150% (T-BILL 3M FLAT),
10/7/2020
b
2,656,800
1,420,000 1.900% , 11/11/2020 1,444,673
552,000 1.940% , 11/15/2020 561,415
1,130,000 1.900% , 11/17/2020 1,148,696
1,000,000 1.016% , 1/26/2021 1,072,565
750,000 1.016% , 1/26/2021 804,424
3,565,000 1.016% , 1/26/2021 3,835,237
775,000 1.680% , 2/11/2021 783,273
1,235,000 1.000% , 4/9/2021 1,240,905
Total 238,564,264
Principal
Amount U.S. Treasury Debt ( 14.2% )
a
Value
U.S. Treasury Bills
11,120,000 0.027% , 10/1/2020 11,120,000
2,750,000 0.051% , 10/6/2020 2,749,981
2,860,000 0.096% , 10/13/2020 2,859,908
4,050,000 0.070% , 10/20/2020 4,049,850
5,680,000 0.080% , 10/27/2020 5,679,672
2,500,000 0.081% , 11/3/2020
c
2,499,844
2,850,000 0.097% , 11/5/2020 2,849,731
2,500,000 0.088% , 11/12/2020 2,499,745
U.S. Treasury Notes
2,550,000
0.145% (USBMMY 3M +
0.045%), 10/31/2020
b
2,547,561

Money Market Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount U.S. Treasury Debt (14.2%)
a
Value
$ 1,790,000
0.215% (USBMMY 3M +
0.115%), 1/31/2021
b
$ 1,789,267
890,000
0.239% (USBMMY 3M +
0.139%), 4/30/2021
b
889,975
1,100,000
0.320% (USBMMY 3M +
0.220%), 7/31/2021
b
1,100,641
Total 40,636,175
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 6.9% )
a
Value
RBC Dominion Securities, Inc.
20,000,000 0.040% , 10/1/2020
d
20,000,000
Total 20,000,000
Total Investments
(cost $299,200,439) 103.7% $299,200,439
Other Assets and Liabilities,
Net (3.7)% (10,726,208)
Total Net Assets 100.0% $288,474,231
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes investments purchased on a when-issued or
delayed delivery basis.
d Repurchase agreement dated September 30, 2020,
$20,000,022 maturing October 1, 2020, collateralized by
$20,356,451 United States Department of The Treasury,
0.04% due October 1, 2020.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 238,564,264 – 238,564,264 –
U.S. Treasury Debt 40,636,175 – 40,636,175 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 20,000,000 – 20,000,000 –
Total Investments at Amortized Cost $299,200,439 $– $299,200,439 $–

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 52.8% ) Value
Basic Materials (1.7%)
Alcoa Nederland Holding BV
$ 30,000 5.500%,  12/15/2027
a
$ 31,266
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,106
Cleveland-Cliffs, Inc.
15,000 5.750%,  3/1/2025 13,950
20,000 9.875%,  10/17/2025
a
22,325
First Quantum Minerals, Ltd.
65,000 7.250%,  4/1/2023
a
64,919
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 30,375
30,000 4.250%,  3/1/2030 30,750
Krayton Polymers, LLC
40,000 7.000%,  4/15/2025
a
40,800
Methanex Corporation
40,000 5.250%,  12/15/2029 39,550
Novelis Corporation
20,000 4.750%,  1/30/2030
a
19,519
Olin Corporation
45,000 5.125%,  9/15/2027 44,550
Peabody Securities Finance
Corporation
35,000 6.375%,  3/31/2025
a
14,000
Tronox Finance plc
65,000 5.750%,  10/1/2025
a
64,025
Total 446,135
Capital Goods (2.8%)
AECOM
55,000 5.125%,  3/15/2027 59,407
Amsted Industries, Inc.
50,000 5.625%,  7/1/2027
a
53,191
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,340
20,000 5.250%,  8/15/2027
a
20,380
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
11,088
Covanta Holding Corporation
50,000 6.000%,  1/1/2027 52,000
5,000 5.000%,  9/1/2030 5,047
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 59,444
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 10,019
General Electric Company
100,000 5.000%,  1/21/2021
b,c
79,676
Greenbrier Companies, Inc.,
Convertible
3,000 2.875%,  2/1/2024 2,744
H&E Equipment Services, Inc.
45,000 5.625%,  9/1/2025 46,913
Jeld-Wen, Inc.
30,000 4.625%,  12/15/2025
a
30,150
KBR, Inc., Convertible
18,000 2.500%,  11/1/2023 20,295
Patrick Industries, Inc., Convertible
4,000 1.000%,  2/1/2023 3,935
Standard Industries, Inc.
50,000 4.375%,  7/15/2030
a
51,263
TransDigm, Inc.
20,000 6.250%,  3/15/2026
a
20,971
55,000 5.500%,  11/15/2027 52,858
TTM Technologies, Inc.,
Convertible
7,000 1.750%,  12/15/2020 8,273
Principal
Amount Long-Term Fixed Income (52.8%) Value
Capital Goods (2.8%) - continued
United Rentals North America, Inc.
$ 15,000 5.500%,  5/15/2027 $ 15,956
60,000 4.000%,  7/15/2030 61,350
WESCO Distribution, Inc.
30,000 7.250%,  6/15/2028
a
32,870
Total 734,170
Collateralized Mortgage Obligations (0.4%)
GMACM Mortgage Loan Trust
32,817
3.991%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
31,007
Residential Accredit Loans, Inc.
Trust
68,055
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 66,129
Total 97,136
Communications Services (6.7%)
Altice France SA
20,000 5.500%,  1/15/2028
a
20,250
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
57,337
120,000 4.500%,  8/15/2030
a
126,005
20,000 4.250%,  2/1/2031
a
20,718
CSC Holdings, LLC
50,000 4.125%,  12/1/2030
a
50,962
70,000 4.625%,  12/1/2030
a
70,331
DISH Network Corporation,
Convertible
32,000 3.375%,  8/15/2026 29,376
Embarq Corporation
30,000 7.995%,  6/1/2036 35,522
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
17,400
Front Range BidCo, Inc.
50,000 4.000%,  3/1/2027
a
49,211
GCI Liberty, Inc., Convertible
50,000 1.750%,  9/30/2046
a
85,675
GCI, LLC
20,000 4.750%,  10/15/2028
a,d
20,250
Gray Television, Inc.
45,000 5.875%,  7/15/2026
a
46,687
iHeartCommunications, Inc.
25,000 4.750%,  1/15/2028
a
23,561
Level 3 Financing, Inc.
85,000 4.625%,  9/15/2027
a
87,338
40,000 4.250%,  7/1/2028
a
40,613
Liberty Media Corporation,
Convertible
4,000 1.000%,  1/30/2023 4,745
Meredith Corporation
20,000 6.500%,  7/1/2025
a
20,600
Netflix, Inc.
65,000 4.875%,  4/15/2028 72,638
Nexstar Escrow Corporation
40,000 5.625%,  7/15/2027
a
41,958
Nielsen Finance, LLC
20,000 5.625%,  10/1/2028
a
20,550
SFR Group SA
50,000 7.375%,  5/1/2026
a
52,395
Sirius XM Radio, Inc.
50,000 5.000%,  8/1/2027
a
52,229
40,000 4.125%,  7/1/2030
a
40,992
Sprint Capital Corporation
20,000 6.875%,  11/15/2028 24,907

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.8%) Value
Communications Services (6.7%) - continued
$ 10,000 8.750%,  3/15/2032 $ 14,638
Sprint Corporation
60,000 7.250%,  9/15/2021 62,775
75,000 7.625%,  2/15/2025 87,750
Telesat Canada / Telesat, LLC
35,000 4.875%,  6/1/2027
a
35,142
T-Mobile USA, Inc.
65,000 4.500%,  2/1/2026 66,976
Univision Communications, Inc.
40,000 6.625%,  6/1/2027
a
39,050
VeriSign, Inc.
125,000 4.750%,  7/15/2027 132,500
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,774
Virgin Media Secured Finance plc
60,000 5.500%,  8/15/2026
a
62,550
VTR Finance BV
10,000 6.375%,  N/A
a
10,500
Windstream Services, LLC
30,000 8.625%,  10/31/2025
*,e
18,000
Ziggo BV
40,000 5.500%,  1/15/2027
a
41,900
Total 1,728,805
Consumer Cyclical (6.0%)
1011778 B.C., ULC
65,000 4.375%,  1/15/2028
a
66,287
Allied Universal Holdco, LLC
30,000 6.625%,  7/15/2026
a
31,950
Allison Transmission, Inc.
65,000 4.750%,  10/1/2027
a
66,869
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,128
Brookfield Property REIT, Inc.
20,000 5.750%,  5/15/2026
a
15,761
Brookfield Residential Properties,
Inc.
50,000 6.250%,  9/15/2027
a
50,421
Burlington Stores, Inc., Convertible
20,000 2.250%,  4/15/2025
a
23,830
Carnival Corporation
20,000 11.500%,  4/1/2023
a
22,420
20,000 10.500%,  2/1/2026
a
22,150
Cedar Fair, LP
25,000 5.250%,  7/15/2029 23,734
Colt Merger Sub, Inc.
45,000 6.250%,  7/1/2025
a
46,912
Dana, Inc.
40,000 5.625%,  6/15/2028 41,300
Dick's Sporting Goods, Inc.,
Convertible
14,000 3.250%,  4/15/2025
a
25,635
Ford Motor Company
10,000 9.000%,  4/22/2025 11,465
10,000 9.625%,  4/22/2030 12,912
20,000 7.450%,  7/16/2031 22,936
Ford Motor Credit Company, LLC
70,000 4.063%,  11/1/2024 69,913
40,000 4.134%,  8/4/2025 39,617
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
40,150
Hanesbrands, Inc.
70,000 4.875%,  5/15/2026
a
74,725
Principal
Amount Long-Term Fixed Income (52.8%) Value
Consumer Cyclical (6.0%) - continued
Herc Holdings, Inc.
$ 30,000 5.500%,  7/15/2027
a
$ 31,040
Hilton Domestic Operating
Company, Inc.
20,000 5.125%,  5/1/2026 20,525
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 50,796
International Game Technology plc
30,000 5.250%,  1/15/2029
a
30,338
KB Home
30,000 4.800%,  11/15/2029 33,075
L Brands, Inc.
20,000 6.625%,  10/1/2030
a
20,350
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
25,050
Lennar Corporation
65,000 4.750%,  5/30/2025 70,940
Marriott Vacations Worldwide
Corporation, Convertible
4,000 1.500%,  9/15/2022 3,932
Mattamy Group Corporation
50,000 5.250%,  12/15/2027
a
51,375
MGM Resorts International
55,000 5.500%,  4/15/2027 57,475
Norwegian Cruise Line Holdings,
Ltd.
20,000 10.250%,  2/1/2026
a
20,838
Penn National Gaming, Inc.,
Convertible
3,000 2.750%,  5/15/2026 9,628
Prime Security Services Borrower,
LLC
65,000 5.750%,  4/15/2026
a
69,510
20,000 3.375%,  8/31/2027
a
19,225
Royal Caribbean Cruises, Ltd.
20,000 9.125%,  6/15/2023
a
21,200
10,000 11.500%,  6/1/2025
a
11,622
Scientific Games International, Inc.
65,000 5.000%,  10/15/2025
a
65,406
ServiceMaster Company, LLC
55,000 5.125%,  11/15/2024
a
56,238
Six Flags Entertainment
Corporation
20,000 5.500%,  4/15/2027
a,f
18,966
Six Flags Theme Parks, Inc.
10,000 7.000%,  7/1/2025
a
10,638
Staples, Inc.
50,000 7.500%,  4/15/2026
a
46,073
Under Armour, Inc., Convertible
3,000 1.500%,  6/1/2024
a
3,749
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
20,952
Wyndham Hotels & Resorts, Inc.
10,000 4.375%,  8/15/2028
a
9,700
Yum! Brands, Inc.
60,000 4.750%,  1/15/2030
a
64,650
Total 1,554,406
Consumer Non-Cyclical (5.2%)
Albertson's Companies, Inc.
60,000 3.500%,  3/15/2029
a
58,237
Aramark Services, Inc.
20,000 6.375%,  5/1/2025
a
20,833
Bausch Health Companies, Inc.
30,000 7.000%,  1/15/2028
a
31,725

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.8%) Value
Consumer Non-Cyclical (5.2%) - continued
$ 10,000 5.000%,  1/30/2028
a
$ 9,712
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,774
10,000 4.250%,  12/15/2027 10,464
20,000 4.625%,  12/15/2029 21,573
20,000 3.000%,  10/15/2030
d
20,375
DaVita, Inc.
40,000 4.625%,  6/1/2030
a
41,056
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,045
Encompass Health Corporation
50,000 4.500%,  2/1/2028 50,250
Energizer Holdings, Inc.
75,000 6.375%,  7/15/2026
a
80,640
40,000 4.375%,  3/31/2029
a
40,400
HCA, Inc.
100,000 5.375%,  2/1/2025 109,500
Illumina, Inc., Convertible
2,000 0.500%,  6/15/2021 2,566
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024
a
3,683
JBS USA, LLC
75,000 6.500%,  4/15/2029
a
83,248
Kraft Foods Group, Inc.
30,000 5.000%,  6/4/2042 32,813
Kraft Heinz Foods Company
40,000 4.625%,  1/30/2029 44,508
60,000 3.750%,  4/1/2030
a
63,338
20,000 4.250%,  3/1/2031
a
21,928
Molina Healthcare, Inc.
30,000 4.375%,  6/15/2028
a
30,615
Par Pharmaceutical, Inc.
40,000 7.500%,  4/1/2027
a
41,907
Post Holdings, Inc.
30,000 5.750%,  3/1/2027
a
31,538
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
42,450
Scotts Miracle-Gro Company
40,000 4.500%,  10/15/2029 42,375
Simmons Foods, Inc.
20,000 5.750%,  11/1/2024
a
20,021
Spectrum Brands, Inc.
15,000 5.750%,  7/15/2025 15,465
10,000 5.000%,  10/1/2029
a
10,375
10,000 5.500%,  7/15/2030
a
10,550
Teleflex, Inc.
30,000 4.250%,  6/1/2028
a
31,050
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,063
50,000 5.125%,  11/1/2027
a
51,430
Teva Pharmaceutical Finance
Netherlands III BV
40,000 2.800%,  7/21/2023 38,250
TreeHouse Foods, Inc.
20,000 4.000%,  9/1/2028 20,228
VRX Escrow Corporation
95,000 6.125%,  4/15/2025
a
97,256
Total 1,329,241
Energy (5.3%)
Antero Resources Corporation
25,000 5.000%,  3/1/2025 15,625
Apache Corporation
40,000 4.875%,  11/15/2027 37,800
Principal
Amount Long-Term Fixed Income (52.8%) Value
Energy (5.3%) - continued
$ 10,000 4.375%,  10/15/2028 $ 9,150
Archrock Partners, LP
35,000 6.250%,  4/1/2028
a
32,987
BP Capital Markets plc
40,000 4.875%,  3/22/2030
b,c
42,800
Buckeye Partners, LP
30,000 3.950%,  12/1/2026 28,001
10,000 4.125%,  12/1/2027 9,475
Cheniere Energy Partners, LP
70,000 5.625%,  10/1/2026 72,800
Comstock Resources, Inc.
20,000 9.750%,  8/15/2026 20,504
Continental Resources, Inc.
20,000 5.000%,  9/15/2022 19,863
DCP Midstream Operating, LP
20,000 5.625%,  7/15/2027 20,460
Enagas SA
45,000 5.500%,  1/15/2028
a
40,500
Enbridge, Inc.
87,000 6.250%,  3/1/2078
b
88,305
48,000 5.750%,  7/15/2080
b
49,670
Endeavor Energy Resources, LP
10,000 5.500%,  1/30/2026
a
9,925
30,000 5.750%,  1/30/2028
a
30,150
Energy Transfer Operating, LP
25,000 6.625%,  2/15/2028
b,c
16,992
EnLink Midstream Partners, LP
40,000 5.600%,  4/1/2044 25,700
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
65,326
EQM Midstream Partners, LP
30,000 6.500%,  7/1/2027
a
31,801
10,000 5.500%,  7/15/2028 10,070
EQT Corporation
40,000 3.900%,  10/1/2027 36,450
EQT Corporation, Convertible
7,000 1.750%,  5/1/2026
a
7,978
Harvest Midstream, LP
20,000 7.500%,  9/1/2028
a
19,900
Murphy Oil Corporation
25,000 5.875%,  12/1/2027 21,351
Nabors Industries, Ltd.
35,000 7.250%,  1/15/2026
a
17,238
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 30,984
Occidental Petroleum Corporation
19,000 2.700%,  8/15/2022 17,753
50,000 2.900%,  8/15/2024 42,422
20,000 3.400%,  4/15/2026 15,950
30,000 3.500%,  8/15/2029 23,004
20,000 6.450%,  9/15/2036 17,000
40,000 4.400%,  4/15/2046 28,539
Parsley Energy, LLC
45,000 5.625%,  10/15/2027
a
44,775
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 948
Pioneer Natural Resources
Company, Convertible
6,000 0.250%,  5/15/2025
a
6,606
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
38,064
QEP Resources, Inc.
20,000 5.625%,  3/1/2026 11,350

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.8%) Value
Energy (5.3%) - continued
Sunoco, LP
$ 40,000 5.500%,  2/15/2026 $ 39,950
Targa Resources Partners, LP
50,000 5.375%,  2/1/2027 50,281
TransCanada Trust
100,000 5.300%,  3/15/2077
b
100,175
Transocean Guardian, Ltd.
23,401 5.875%,  1/15/2024
a
15,093
Western Midstream Operating, LP
10,000 6.250%,  2/1/2050 9,263
20,000 3.950%,  6/1/2025 18,796
WPX Energy, Inc.
65,000 5.250%,  10/15/2027 65,975
Total 1,357,749
Financials (15.4%)
Ally Financial, Inc.
45,000 5.750%,  11/20/2025 50,516
Ares Capital Corporation,
Convertible
5,000 4.625%,  3/1/2024 5,184
BAC Capital Trust XIV
34,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,c
33,600
Bank of America Corporation
242,000 6.250%,  9/5/2024
b,c
259,242
84,000 5.875%,  3/15/2028
b,c
90,573
Bank of New York Mellon
Corporation
20,000 4.700%,  9/20/2025
b,c
21,220
Bank of Nova Scotia
60,000 4.900%,  6/4/2025
b,c
62,100
Barclays plc
100,000 8.000%,  6/15/2024
b,c
106,500
BNP Paribas SA
40,000 7.625%,  3/30/2021
a,b,c
40,700
Cascades USA, Inc.
40,000 5.125%,  1/15/2026
a
41,908
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
190,705
CIT Group, Inc.
55,000 4.750%,  2/16/2024 56,615
Citigroup, Inc.
124,000 6.125%,  11/15/2020
b,c
122,211
68,000 5.000%,  9/12/2024
b,c
67,660
34,000 5.950%,  5/15/2025
b,c
35,615
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
21,000
Credit Acceptance Corporation
25,000 5.125%,  12/31/2024
a
24,826
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,b,c
47,000
Credit Suisse Group AG
51,000 7.500%,  12/11/2023
a,b,c
55,590
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,300
10,000 4.625%,  10/1/2027
a
9,813
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 7,655
Fifth Third Bancorp
46,000 4.500%,  9/30/2025
b,c
46,287
FTI Consulting, Inc., Convertible
16,000 2.000%,  8/15/2023 19,601
Principal
Amount Long-Term Fixed Income (52.8%) Value
Financials (15.4%) - continued
Goldman Sachs Group, Inc.
$ 46,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,c
$ 45,209
50,000 5.500%,  8/10/2024
b,c
52,750
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
9,000 4.125%,  9/1/2022 14,471
Hartford Financial Services Group,
Inc.
100,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
86,021
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
57,568
36,000 6.500%,  3/23/2028
b,c
38,227
Huntington Bancshares, Inc.
64,000 4.450%,  10/15/2027
b,c
63,360
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 71,958
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
66,285
iStar, Inc., Convertible
2,000 3.125%,  9/15/2022 2,127
J.P. Morgan Chase & Company
140,000
3.616%,  (LIBOR 3M +
3.320%), 1/1/2021
b,c
129,528
105,000 5.150%,  5/1/2023
b,c
105,525
40,000 6.750%,  2/1/2024
b,c
43,300
168,000 5.000%,  8/1/2024
b,c
167,710
J.P. Morgan Chase Capital XXIII
100,000
1.280%,  (LIBOR 3M +
1.000%), 5/15/2047
b
77,831
Lincoln National Corporation
100,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
72,151
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
41,950
100,000 6.657%,  5/21/2037
a,b,c
118,500
MetLife, Inc.
40,000 3.850%,  9/15/2025
b,c
39,850
92,000 5.875%,  3/15/2028
b,c
100,050
MGIC Investment Corporation,
Convertible
21,000 9.000%,  4/1/2063
a
26,827
MGM Growth Properties Operating
Partnership, LP
35,000 4.500%,  9/1/2026 35,508
MPT Operating Partnership, LP
50,000 4.625%,  8/1/2029 52,023
Nippon Life Insurance Company
72,000 3.400%,  1/23/2050
a,b
76,680
Outfront Media Cap, LLC
60,000 4.625%,  3/15/2030
a
57,600
Provident Financing Trust I
25,000 7.405%,  3/15/2038 28,676
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
146,563
86,000 5.200%,  3/15/2044
b
91,083
20,000 3.700%,  10/1/2050
b
20,406
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,825
20,000 3.875%,  3/1/2031
a
19,750
Regions Financial Corporation
40,000 5.750%,  6/15/2025
b,c
42,700

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.8%) Value
Financials (15.4%) - continued
Royal Bank of Scotland Group plc
$ 40,000 8.625%,  8/15/2021
b,c
$ 41,000
Service Properties Trust
40,000 4.750%,  10/1/2026 35,646
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
44,650
Springleaf Finance Corporation
20,000 6.875%,  3/15/2025 22,194
35,000 7.125%,  3/15/2026 39,102
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
102,266
Starwood Property Trust, Inc.,
Convertible
3,000 4.375%,  4/1/2023 2,876
Truist Financial Corporation
90,000 4.950%,  9/1/2025
b,c
94,725
USB Realty Corporation
68,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
55,080
VICI Properties, LP / VICI Note
Company, Inc.
10,000 4.250%,  12/1/2026
a
10,047
10,000 3.750%,  2/15/2027
a
9,833
10,000 4.625%,  12/1/2029
a
10,214
10,000 4.125%,  8/15/2030
a
9,850
Wachovia Capital Trust II
30,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
27,311
Total 3,963,227
Technology (2.6%)
Akamai Technologies, Inc.,
Convertible
10,000 0.125%,  5/1/2025 12,859
33,000 0.375%,  9/1/2027 38,178
Black Knight InfoServ, LLC
5,000 3.625%,  9/1/2028
a
5,053
CommScope Technologies
Finance, LLC
65,000 6.000%,  6/15/2025
a
65,881
Diamond Sports Group, LLC
15,000 5.375%,  8/15/2026
a
10,612
45,000 6.625%,  8/15/2027
a
23,400
Gartner, Inc.
20,000 3.750%,  10/1/2030
a
20,231
J2 Global, Inc., Convertible
9,000 1.750%,  11/1/2026
a
7,958
11,000 3.250%,  6/15/2029 12,586
Lumentum Holdings, Inc.,
Convertible
10,000 0.250%,  3/15/2024 13,981
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 20,029
NCR Corporation
60,000 6.125%,  9/1/2029
a
63,397
Nuance Communications, Inc.,
Convertible
65,000 1.250%,  4/1/2025 115,134
ON Semiconductor Corporation,
Convertible
29,000 1.625%,  10/15/2023 38,298
Open Text Corporation
30,000 4.125%,  2/15/2030
a
30,853
Principal
Amount Long-Term Fixed Income (52.8%) Value
Technology (2.6%) - continued
PTC, Inc.
$ 10,000 3.625%,  2/15/2025
a
$ 10,150
Qorvo, Inc.
20,000 3.375%,  4/1/2031
a
20,343
Sensata Technologies, Inc.
40,000 3.750%,  2/15/2031
a
39,750
SS&C Technologies, Inc.
30,000 5.500%,  9/30/2027
a
31,882
Switch, Ltd.
20,000 3.750%,  9/15/2028
a
20,200
Teradyne, Inc., Convertible
7,000 1.250%,  12/15/2023 17,861
Verint Systems, Inc., Convertible
11,000 1.500%,  6/1/2021 11,110
Vishay Intertechnology, Inc.,
Convertible
11,000 2.250%,  6/15/2025 10,645
Xerox Holdings Corporation
20,000 5.000%,  8/15/2025
a
19,765
Total 660,156
Transportation (0.6%)
Air Transport Services Group, Inc.,
Convertible
4,000 1.125%,  10/15/2024 4,215
American Airlines, Inc.
10,000 11.750%,  7/15/2025
a
9,650
Delta Air Lines, Inc.
30,000 7.000%,  5/1/2025
a
32,935
Meritor, Inc., Convertible
21,000 3.250%,  10/15/2037 21,787
Mileage Plus Holdings, LLC
20,000 6.500%,  6/20/2027
a
20,825
Southwest Airlines Company,
Convertible
14,000 1.250%,  5/1/2025 18,270
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
52,960
Total 160,642
U.S. Government & Agencies (3.5%)
U.S. Treasury Notes
890,000 0.125%,  6/30/2022 889,791
Total 889,791
Utilities (2.6%)
AES Corporation
30,000 5.125%,  9/1/2027 31,953
Calpine Corporation
40,000 4.500%,  2/15/2028
a
40,966
Dominion Energy, Inc.
56,000 4.650%,  12/15/2024
b,c
56,749
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,c
53,948
GFL Environmental, Inc.
30,000 3.750%,  8/1/2025
a
29,925
NextEra Energy Operating
Partners, LP
65,000 3.875%,  10/15/2026
a
67,275
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
76,422
PG&E Corporation
30,000 5.250%,  7/1/2030 29,025
Sempra Energy
40,000 4.875%,  10/15/2025
b,c
41,100

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.8%) Value
Utilities (2.6%) - continued
Southern Company
$ 40,000 4.000%,  1/15/2051
b
$ 40,111
Talen Energy Supply, LLC
30,000 7.625%,  6/1/2028
a
30,000
TerraForm Power Operating, LLC
35,000 5.000%,  1/31/2028
a
38,314
TransCanada Trust
85,000 5.875%,  8/15/2076
b
90,525
Vistra Operations Company, LLC
50,000 5.000%,  7/31/2027
a
52,513
Total 678,826
Total Long-Term Fixed Income
(cost $13,466,356) 13,600,284
Shares
Registered Investment
Companies ( 31.5% ) Value
Unaffiliated  (21.7%)
15,000 Aberdeen Asia-Pacific Income
Fund, Inc. 59,850
8,356 AllianceBernstein Global High
Income Fund, Inc. 87,822
9,650 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 113,870
6,123 BlackRock Core Bond Trust 95,886
13,660 BlackRock Corporate High Yield
Fund, Inc. 145,889
7,868 BlackRock Credit Allocation
Income Trust 111,883
15,650 BlackRock Enhanced Equity
Dividend Trust 114,401
8,880 BlackRock Enhanced Global
Dividend Trust 84,982
7,750 BlackRock Multi-Sector Income
Trust 122,295
13,376 BlackRock Resources &
Commodities Strategy Trust 79,587
35,320 BNY Mellon High Yield Strategies
Fund 95,717
4,218 Brookfield Real Assets Income
Fund, Inc. 69,681
5,778 Clough Global Opportunities Fund 53,966
8,435 Cohen & Steers Quality Income
Realty Fund, Inc. 93,713
7,410 Eaton Vance Limited Duration
Income Fund 83,807
8,100 Eaton Vance Senior Floating-Rate
Trust 94,203
6,528 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 48,046
3,495 GSO Senior Floating Rate Term
Fund 48,091
8,884 Invesco Dynamic Credit
Opportunities Fund 81,822
26,839 Invesco Senior Income Trust 98,231
3,500 Invesco Variable Rate Preferred
ETF
f
86,170
1,200 iShares International Select
f
29,916
2,650 iShares Mortgage Real Estate
Capped ETF 68,264
840 iShares Residential Real Estate
ETF 51,215
29,100 iShares S&P U.S. Preferred Stock
Index Fund 1,060,695
Shares
Registered Investment
Companies (31.5%) Value
Unaffiliated  (21.7%)- continued
7,749 Ivy High Income Opportunities
Fund $ 92,213
500 John Hancock Preferred Income
Fund III 7,990
22,774 Liberty All-Star Equity Fund 136,872
14,955 Madison Covered Call & Equity
Strategy Fund 89,431
9,905 New America High Income Fund,
Inc. 81,023
14,762 Nuveen Credit Strategies Income
Fund 87,243
6,900 Nuveen Floating Rate Income
Fund 57,339
7,520 Nuveen Global High Income Fund 101,746
1,000 Nuveen Quality Preferred Income
Fund II 8,810
10,608 Nuveen Senior Income Fund 51,237
2,633 Nuveen Short Duration Credit
Opportunities Fund 32,596
8,024 PGIM Global High Yield Fund, Inc. 106,318
9,524 PGIM High Yield Bond Fund, Inc. 131,526
4,850 Pimco Dynamic Credit And
Mortgage Income Fund 97,388
4,428 Pioneer High Income Trust 35,247
6,060 Royce Micro-Cap Trust, Inc. 46,480
5,069 Royce Value Trust, Inc. 64,072
5,184 SPDR Bloomberg Barclays High
Yield Bond ETF 540,536
8,030 Templeton Global Income Fund 42,960
3,831 Tri-Continental Corporation 99,338
4,881 Voya Asia Pacific High Dividend
Equity Income Fund 38,658
15,329 Voya Global Equity Dividend &
Premium Opportunity Fund 75,879
8,850 Voya Infrastructure Industrials and
Materials Fund 84,163
24,666 Wells Fargo Global Dividend
Opportunity Fund 104,337
13,864 Wells Fargo Income Opportunities
Fund 101,207
16,867 Western Asset High Income Fund
II, Inc. 107,949
14,923 Western Asset High Income
Opportunity Fund, Inc. 73,123
Total 5,575,683
Affiliated  (9.8%)
257,148 Thrivent Core Emerging Markets
Debt Fund 2,525,193
Total 2,525,193
Total Registered Investment
Companies (cost $8,512,858) 8,100,876
Shares Common Stock ( 5.7% ) Value
Communications Services (0.1%)
4 Charter Communications, Inc.
g
2,497
467 Twitter, Inc.
g
20,782
Total 23,279
Consumer Discretionary (0.2%)
7 Booking Holdings, Inc.
g
11,975
21 Burlington Stores, Inc.
g
4,328
497 Callaway Golf Company 9,513
213 Dick's Sporting Goods, Inc. 12,328

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (5.7%) Value
Consumer Discretionary (0.2%) - continued
30 Penn National Gaming, Inc.
g
$ 2,181
Total 40,325
Consumer Staples (0.1%)
325 Bunge, Ltd. 14,852
Total 14,852
Energy (1.1%)
37 Cheniere Energy, Inc.
g
1,712
2,070 Enbridge, Inc. 60,444
3,300 Enterprise Products Partners, LP 52,107
671 EQT Corporation 8,676
4,100 Kinder Morgan, Inc. 50,553
3,700 MPLX, LP 58,238
111 PDC Energy, Inc.
g
1,376
28 Pioneer Natural Resources
Company 2,408
3,000 Williams Companies, Inc. 58,950
Total 294,464
Financials (2.2%)
5,636 AG Mortgage Investment Trust,
Inc. 15,555
9,358 Annaly Capital Management, Inc. 66,629
1 Ares Capital Corporation 14
105 Blackstone Mortgage Trust, Inc. 2,307
6,100 FS KKR Capital Corporation 96,746
6,600 FS KKR Capital Corporation II 97,086
8,100 Golub Capital BDC, Inc. 107,244
5,511 Granite Point Mortgage Trust, Inc. 39,073
234 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 9,891
5,700 Sixth Street Specialty Lending, Inc. 98,097
7,047 Two Harbors Investment
Corporation 35,869
Total 568,511
Health Care (0.3%)
22 Anthem, Inc. 5,909
371 Danaher Corporation 79,887
8 Illumina, Inc.
g
2,473
Total 88,269
Industrials (0.2%)
28 Aerojet Rocketdyne Holdings, Inc.
g
1,117
146 Fortive Corporation 11,127
287 Greenbrier Companies, Inc. 8,438
200 Meritor, Inc.
g
4,188
349 Patrick Industries, Inc. 20,074
144 Southwest Airlines Company 5,400
73 Stanley Black & Decker, Inc. 11,840
60 Tutor Perini Corporation
g
668
Total 62,852
Information Technology (1.0%)
1,073 Advanced Micro Devices, Inc.
g
87,975
34 Akamai Technologies, Inc.
g
3,758
130 Broadcom, Ltd. 47,362
249 II-VI, Inc.
g
10,099
104 Lumentum Holdings, Inc.
g
7,814
158 Microchip Technology, Inc. 16,236
830 Micron Technology, Inc.
g
38,977
30 Motorola Solutions, Inc. 4,704
265 Nuance Communications, Inc.
g
8,795
230 ON Semiconductor Corporation
g
4,989
1,025 Sabre Corporation 6,673
Shares Common Stock (5.7%) Value
Information Technology (1.0%) - continued
27 ServiceNow, Inc.
g
$ 13,095
87 Teradyne, Inc. 6,913
Total 257,390
Real Estate (0.5%)
5,144 AGNC Investment Corporation 71,553
70 iSTAR Financial, Inc. 827
246 Lexington Realty Trust 2,571
5,694 New Residential Investment
Corporation 45,267
Total 120,218
Total Common Stock
(cost $1,715,618) 1,470,160
Shares Preferred Stock ( 5.2% ) Value
Communications Services (0.7%)
5,050 AT&T, Inc., 4.750%
c,f
128,775
1,450 AT&T, Inc., 5.000%
c
38,729
Total 167,504
Consumer Discretionary (<0.1%)
32 International Flavors & Fragrances,
Inc., Convertible, 6.000% 1,418
Total 1,418
Consumer Staples (0.2%)
2,000 CHS, Inc., 6.750%
b,c
52,500
Total 52,500
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
62,051
525 Energy Transfer Operating, LP,
7.600%
b,c
9,141
1,415 Nustar Logistics, LP, 7.009%
b
27,083
Total 98,275
Financials (2.8%)
1,050 Aegon Funding Corporation II,
5.100% 26,743
1,500 Allstate Corporation, 5.100%
c
40,170
1,000 Bank of America Corporation,
5.000%
c
26,240
1,089 Bank of America Corporation,
5.375%
c
29,261
11 Bank of America Corporation,
Convertible, 7.250%
c
16,368
2,050 Capital One Financial Corporation,
5.000%
c
51,414
2,000 Citigroup Capital XIII, 6.638%
b
53,960
2,400 Equitable Holdings, Inc., 5.250%
c
61,272
65 First Horizon Bank, 3.750%
a,b,c
48,750
1,300 GMAC Capital Trust I, 6.065%
b
32,461
1,450 J.P. Morgan Chase & Company,
4.750%
c
38,367
1,700 J.P. Morgan Chase & Company,
5.750%
c
46,427
1,700 Legg Mason, Inc., 5.450% 43,350
2,000 Morgan Stanley, 5.850%
b,c
54,720
250 Synovus Financial Corporation,
5.875%
b,c
6,433
2,500 Truist Financial Corporation,
4.750%
c,g
64,875

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock (5.2%) Value
Financials (2.8%) - continued
52 Wells Fargo & Company,
Convertible, 7.500%
c
$ 69,787
Total 710,598
Health Care (<0.1%)
8 Danaher Corporation, Convertible,
5.000% 10,220
Total 10,220
Industrials (0.1%)
11 Fortive Corporation, Convertible,
5.000% 10,300
230 Stanley Black & Decker, Inc.,
Convertible, 5.250% 23,207
Total 33,507
Real Estate (0.5%)
3,775 Public Storage, 4.125%
c,g
97,886
800 Public Storage, 4.625%
c
21,536
200 Public Storage, 4.700%
c
5,426
325 Public Storage, 4.875%
c
8,788
Total 133,636
Utilities (0.5%)
266 NextEra Energy, Inc., Convertible,
4.872% 14,406
3,200 Southern Company, 4.950% 84,352
355 Southern Company, Convertible,
6.750% 16,522
Total 115,280
Total Preferred Stock
(cost $1,359,495) 1,322,938
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
237,810 Thrivent Cash Management Trust 237,810
Total Collateral Held for
Securities Loaned
(cost $237,810) 237,810
Shares Short-Term Investments ( 4.2% ) Value
Thrivent Core Short-Term Reserve
Fund
108,217 0.310% 1,082,171
Total Short-Term Investments
(cost $1,082,362) 1,082,171
Total Investments (cost
$26,374,499) 100.3% $25,814,239
Other Assets and Liabilities, Net
(0.3%) (66,858)
Total Net Assets 100.0% $25,747,381
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $5,631,214 or
21.9% of total net assets.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d Denotes investments purchased on a when-issued or
delayed delivery basis.
e In bankruptcy.  Interest is not being accrued.
f All or a portion of the security is on loan.
g Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Multidimensional Income Portfolio as of September 30,
2020 was $18,000 or 0.1% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 2/3/2020 $ 29,317
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 18,018
Common Stock 213,219
Total lending $231,237
Gross amount payable upon return of
collateral for securities loaned $237,810
Net amounts due to counterparty
$6,573
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 446,135 – 446,135 –
Capital Goods 734,170 – 734,170 –
Collateralized Mortgage Obligations 97,136 – 97,136 –
Communications Services 1,728,805 – 1,728,805 –
Consumer Cyclical 1,554,406 – 1,554,406 –
Consumer Non-Cyclical 1,329,241 – 1,329,241 –
Energy 1,357,749 – 1,357,749 –
Financials 3,963,227 – 3,963,227 –
Technology 660,156 – 660,156 –
Transportation 160,642 – 160,642 –
U.S. Government & Agencies 889,791 – 889,791 –
Utilities 678,826 – 678,826 –
Registered Investment Companies
Unaffiliated 5,575,683 5,575,683 – –
Common Stock
Communications Services 23,279 23,279 – –
Consumer Discretionary 40,325 40,325 – –
Consumer Staples 14,852 14,852 – –
Energy 294,464 294,464 – –
Financials 568,511 568,511 – –
Health Care 88,269 88,269 – –
Industrials 62,852 62,852 – –
Information Technology 257,390 257,390 – –
Real Estate 120,218 120,218 – –
Preferred Stock
Communications Services 167,504 167,504 – –
Consumer Discretionary 1,418 1,418 – –
Consumer Staples 52,500 52,500 – –
Energy 98,275 98,275 – –
Financials 710,598 661,848 48,750 –
Health Care 10,220 10,220 – –
Industrials 33,507 33,507 – –
Real Estate 133,636 133,636 – –
Utilities 115,280 115,280 – –
Subtotal Investments in Securities $21,969,065 $8,320,031 $13,649,034 $–
Other Investments  * Total
Affiliated Registered Investment Companies 2,525,193
Affiliated Short-Term Investments 1,082,171
Collateral Held for Securities Loaned 237,810
Subtotal Other Investments $3,845,174
Total Investments at Value $25,814,239
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,616 $290 $300 $2,525 257 9.8%
Total Affiliated Registered Investment
Companies
2,616
2,525 9.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 1,088 13,289 13,294 1,082 108 4.2
Total Affiliated Short-Term Investments
1,088
1,082 4.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 160 6,129 6,051 238 238 0.9
Total Collateral Held for Securities Loaned
160
238 0.9
Total Value
$3,864
$3,845
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(52) $(29) – $84
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (1) 0 – 5
Total Income/Non Income Cash from Affiliated
Investments $89
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $(53) $(29) $–

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans ( 27.2% )
a
Value
Basic Materials (1.3%)
Ball Metalpack Finco, LLC, Term
Loan
$ 83,087
4.756%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 79,681
Chemours Company, Term Loan
366,460
1.900%,  (LIBOR 1M +
1.750%), 4/3/2025
b
352,718
Hexion, Inc., Term Loan
308,438
3.800%,  (LIBOR 3M +
3.500%), 7/1/2026
b
303,041
Innophos Holdings, Inc., Term
Loan
308,450
3.897%,  (LIBOR 1M +
3.750%), 2/7/2027
b,c
305,365
Momentive Performance Materials
USA, LLC, Term Loan
289,338
3.410%,  (LIBOR 1M +
3.250%), 5/15/2024
b
276,500
Nouryon USA, LLC, Term Loan
615,682
3.151%,  (LIBOR 1M +
3.000%), 10/1/2025
b
595,235
Peabody Energy Corporation,
Term Loan
385,125
2.897%,  (LIBOR 1M +
2.750%), 3/31/2025
b
149,236
Pixelle Specialty Solutions, LLC,
Term Loan
604,579
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
601,556
PQ Corporation, Term Loan
334,163
4.000%,  (LIBOR 3M +
3.000%), 2/7/2027
b
332,157
Total 2,995,489
Capital Goods (3.1%)
Advanced Disposal Services, Inc.,
Term Loan
550,775
3.000%,  (LIBOR 1W +
2.250%), 11/10/2023
b
549,398
Asplundh Tree Expert, LLC, Term
Loan
210,000
0.000%,  (LIBOR 1M +
2.500%), 9/4/2027
b,d,e
209,607
Flex Acquisition Company, Inc.
Term Loan
613,770
3.546%,  (LIBOR 3M +
3.250%), 6/29/2025
b
594,590
GFL Environmental, Inc., Term
Loan
955,710
4.000%,  (LIBOR 3M +
3.000%), 5/31/2025
b
950,454
Graham Packaging Company,
Inc., Term Loan
300,000
4.500%,  (LIBOR 1M +
3.750%), 8/4/2027
b
297,876
Mauser Packaging Solutions
Holding Company, Term Loan
434,552
3.523%,  (LIBOR 3M +
3.250%), 4/3/2024
b
407,123
Natgasoline, LLC, Term Loan
368,438
3.813%,  (LIBOR 3M +
3.500%), 11/14/2025
b,c
350,016
Navistar, Inc., Term Loan
624,000
3.660%,  (LIBOR 1M +
3.500%), 11/6/2024
b
617,760
Principal
Amount Bank Loans (27.2%)
a
Value
Capital Goods (3.1%) - continued
Reynolds Group Holdings, Inc.,
Term Loan
$ 886,519
3.979%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 874,666
210,000
0.000%,  (LIBOR 1M +
3.250%), 2/16/2026
b,d,e
206,010
TransDigm, Inc., Term Loan
1,091,750
2.397%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,030,339
Vertiv Group Corporation, Term
Loan
1,034,800
3.157%,  (LIBOR 1M +
3.000%), 3/2/2027
b
1,017,208
Total 7,105,047
Communications Services (7.4%)
Altice France SA, Term Loan
256,388
2.897%,  (LIBOR 1M +
2.750%), 7/31/2025
b
244,194
CenturyLink, Inc., Term Loan
1,104,293
2.397%,  (LIBOR 1M +
2.250%), 3/15/2027
b
1,059,139
Charter Communications
Operating, LLC, Term Loan
1,374,401
1.900%,  (LIBOR 1M +
1.750%), 4/30/2025
b
1,348,466
CommScope, Inc., Term Loan
782,100
3.397%,  (LIBOR 1M +
3.250%), 4/4/2026
b
760,733
Coral-US Co-Borrower, LLC, Term
Loan
1,280,000
2.397%,  (LIBOR 1M +
2.250%), 1/31/2028
b
1,236,506
CSC Holdings, LLC, Term Loan
469,237
2.402%,  (LIBOR 1M +
2.250%), 7/17/2025
b
453,147
1,149,225
2.652%,  (LIBOR 1M +
2.500%), 4/15/2027
b
1,112,116
Diamond Sports Group, LLC, Term
Loan
921,471
3.400%,  (LIBOR 1M +
3.250%), 8/24/2026
b
711,072
Entercom Media Corporation, Term
Loan
462,291
2.645%,  (LIBOR 1M +
2.500%), 11/17/2024
b
433,976
GCI, LLC, Term Loan
760,000
0.000%,  (LIBOR 1M +
2.750%), 9/24/2025
b,c,d,e
754,300
Gray Television, Inc., Term Loan
280,000
2.405%,  (LIBOR 1M +
2.250%), 2/7/2024
b
273,650
HCP Acquisition, LLC, Term Loan
612,321
4.000%,  (LIBOR 1M +
3.000%), 5/16/2024
b
607,857
iHeartCommunications, Inc., Term
Loan
358,195
3.147%,  (LIBOR 1M +
3.000%), 5/1/2026
b
339,111
Mediacom Illinois, LLC, Term Loan
129,022
1.860%,  (LIBOR 1W +
1.750%), 2/15/2024
b
127,731
NEP Group, Inc., Term Loan
614,125
3.397%,  (LIBOR 1M +
3.250%), 10/20/2025
b
526,458

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (27.2%)
a
Value
Communications Services (7.4%) - continued
Nexstar Broadcasting, Inc., Term
Loan
$ 770,000
2.905%,  (LIBOR 1M +
2.750%), 9/19/2026
b
$ 752,036
Nielsen Finance, LLC, Term Loan
249,375
4.750%,  (LIBOR 1M +
3.750%), 6/4/2025
b
248,876
Radiate Holdco, LLC, Term Loan
1,140,000
0.000%,  (LIBOR 1M +
3.500%), 9/11/2026
b,d,e
1,118,625
SBA Senior Finance II, LLC, Term
Loan
549,731
1.900%,  (LIBOR 1M +
1.750%), 4/11/2025
b
534,801
Terrier Media Buyer, Inc., Term
Loan
372,188
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
362,484
199,500
4.397%,  (LIBOR 1M +
4.250%), 12/17/2026
b
193,764
T-Mobile USA, Inc., Term Loan
768,075
3.147%,  (LIBOR 1M +
3.000%), 4/1/2027
b
766,907
TNS, Inc., Term Loan
464,656
4.150%,  (LIBOR 1M +
4.000%), 8/14/2022
b
460,591
Virgin Media Bristol, LLC, Term
Loan
1,010,000
2.652%,  (LIBOR 1M +
2.500%), 1/31/2028
b
978,862
WideOpenWest Finance, LLC,
Term Loan
589,623
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
579,764
Windstream Services, LLC, Term
Loan
183,591
0.000%,  (PRIME + 5.000%),
3/30/2021
b,f
110,522
Xplornet Communications, Inc.,
Term Loan
394,013
4.897%,  (LIBOR 1M +
4.750%), 6/11/2027
b
385,888
Ziggo Financing Partnership, Term
Loan
680,000
2.652%,  (LIBOR 1M +
2.500%), 4/30/2028
b
653,269
Total 17,134,845
Consumer Cyclical (3.5%)
1011778 B.C., LLC, Term Loan
1,086,788
1.897%,  (LIBOR 1M +
1.750%), 11/19/2026
b
1,040,143
Caesars Resort Collection, LLC,
Term Loan
640,000
0.000%,  (LIBOR 1M +
4.500%), 7/20/2025
b,d,e
618,490
Cengage Learning, Inc., Term
Loan
316,932
5.250%,  (LIBOR 3M +
4.250%), 6/7/2023
b
264,185
Four Seasons Hotels, Ltd., Term
Loan
481,250
2.147%,  (LIBOR 1M +
2.000%), 11/30/2023
b
467,414
Principal
Amount Bank Loans (27.2%)
a
Value
Consumer Cyclical (3.5%) - continued
Golden Entertainment, Inc., Term
Loan
$ 825,075
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
$ 788,978
Golden Nugget, LLC, Term Loan
472,867
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
420,350
LCPR Loan Financing, LLC, Term
Loan
965,000
5.152%,  (LIBOR 1M +
5.000%), 10/15/2026
b
962,993
Michaels Stores, Inc., Term Loan
460,000
0.000%,  (LIBOR 1M +
3.500%), 9/17/2027
b,c,d,e
448,500
Scientific Games International,
Inc., Term Loan
1,556,267
3.471%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,460,728
Staples, Inc., Term Loan
169,421
4.751%,  (LIBOR 3M +
4.500%), 9/12/2024
b
158,973
383,585
5.251%,  (LIBOR 3M +
5.000%), 4/12/2026
b
355,894
Stars Group Holdings BV, Term
Loan
453,531
3.720%,  (LIBOR 3M +
3.500%), 7/10/2025
b
451,989
Tenneco, Inc., Term Loan
289,837
3.147%,  (LIBOR 1M +
3.000%), 10/1/2025
b
260,674
Wyndham Hotels & Resorts, Inc.,
Term Loan
333,200
1.897%,  (LIBOR 1M +
1.750%), 5/30/2025
b
320,808
Total 8,020,119
Consumer Non-Cyclical (4.9%)
Aramark Services, Inc., Term Loan
255,000
1.897%,  (LIBOR 1M +
1.750%), 3/11/2025
b
243,334
Bausch Health Americas, Inc.,
Term Loan
952,632
3.151%,  (LIBOR 1M +
3.000%), 6/1/2025
b
932,589
Bellring Brands, LLC, Term Loan
180,316
6.000%,  (LIBOR 1M +
5.000%), 10/21/2024
b
180,392
Change Healthcare Holdings, LLC,
Term Loan
365,142
3.500%,  (LIBOR 1M +
2.500%), 3/1/2024
b
356,985
Chobani, LLC, Term Loan
457,870
4.500%,  (LIBOR 1M +
3.500%), 10/10/2023
b
452,147
Dole Food Company, Inc., Term
Loan
613,344
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b,d,e
603,506
Elanco Animal Health, Inc., Term
Loan
249,035
1.905%,  (LIBOR 1M +
1.750%), 8/1/2027
b
241,771
Endo International plc, Term Loan
489,003
5.000%,  (LIBOR 3M +
4.250%), 4/27/2024
b
464,552

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (27.2%)
a
Value
Consumer Non-Cyclical (4.9%) - continued
Energizer Holdings, Inc., Term
Loan
$ 90,915
2.438%,  (LIBOR 1M +
2.250%), 12/17/2025
b
$ 89,324
Froneri U.S., Inc., Term Loan
220,000
0.000%,  (LIBOR 1M +
2.250%), 1/31/2027
b,d,e
210,965
Global Medical Response, Inc.,
Term Loan
1,360,125
4.250%,  (LIBOR 3M +
3.250%), 4/28/2022
b
1,355,242
165,325
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
159,815
1,450,000
0.000%,  (LIBOR 1M +
4.750%), 9/24/2025
b,d,e
1,416,012
Grifols Worldwide Operations USA,
Inc., Term Loan
421,813
2.100%,  (LIBOR 1W +
2.000%), 11/15/2027
b
412,587
IQVIA, Inc., Term Loan
174,103
1.897%,  (LIBOR 1M +
1.750%), 1/1/2025
b
171,528
JBS USA LUX SA, Term Loan
747,412
2.147%,  (LIBOR 1M +
2.000%), 5/1/2026
b
726,111
MPH Acquisition Holdings, LLC,
Term Loan
1,241,682
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,220,400
Ortho-Clinical Diagnostics SA,
Term Loan
1,143,402
3.406%,  (LIBOR 1M +
3.250%), 6/30/2025
b
1,092,520
Plantronics, Inc., Term Loan
366,185
2.647%,  (LIBOR 1M +
2.500%), 7/2/2025
b
343,144
R.R. Donnelley & Sons Company,
Term Loan
78,995
5.147%,  (LIBOR 1M +
5.000%), 1/15/2024
b
75,243
Sotera Health Holdings, LLC, Term
Loan
398,000
5.500%,  (LIBOR 3M +
4.500%), 12/13/2026
b
396,010
US Foods, Inc., Term Loan
248,701
1.897%,  (LIBOR 1M +
1.750%), 6/27/2023
b
238,753
Total 11,382,930
Energy (0.8%)
BCP Raptor II, LLC, Term Loan
153,062
4.897%,  (LIBOR 1M +
4.750%), 11/3/2025
b
106,634
Buckeye Partners, LP, Term Loan
522,375
2.897%,  (LIBOR 1M +
2.750%), 11/1/2026
b,d,e
511,928
Calpine Corporation, Term Loan
479,808
2.400%,  (LIBOR 1M +
2.250%), 1/15/2024
b
466,273
CONSOL Energy, Inc., Term Loan
369,375
4.650%,  (LIBOR 1M +
4.500%), 9/28/2024
b
294,577
Illuminate Buyer, LLC, Term Loan
345,000
4.147%,  (LIBOR 1M +
4.000%), 6/30/2027
b
341,767
Principal
Amount Bank Loans (27.2%)
a
Value
Energy (0.8%) - continued
Lealand Finance Company BV,
Term Loan
$ 129,876
0.000%,  (LIBOR 1M +
4.000%), 6/30/2025
b
$ 96,974
Total 1,818,153
Financials (2.3%)
Avolon TLB Borrower 1 US, LLC,
Term Loan
347,238
2.500%,  (LIBOR 1M +
1.750%), 1/15/2025
b
337,060
Blackstone CQP Holdco, LP, Term
Loan
306,125
3.725%,  (LIBOR 3M +
3.500%), 9/30/2024
b
299,161
BPR Nimbus, LLC, Term Loan
578,623
2.647%,  (LIBOR 1M +
2.500%), 8/24/2025
b
467,446
Delos Finance SARL, Term Loan
310,000
1.970%,  (LIBOR 3M +
1.750%), 10/6/2023
b
302,405
INEOS U.S. Finance, LLC, Term
Loan
248,721
2.147%,  (LIBOR 1M +
2.000%), 3/31/2024
b
241,190
Level 3 Financing, Inc., Term Loan
635,000
1.897%,  (LIBOR 1M +
1.750%), 3/1/2027
b
614,559
MoneyGram International, Inc.,
Term Loan
344,459
7.000%,  (LIBOR 3M +
6.000%), 6/30/2023
b
335,417
NCR Corporation, Term Loan
524,700
2.650%,  (LIBOR 1M +
2.500%), 8/28/2026
b
510,706
Newco Financing Partnership,
Term Loan
517,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
501,457
Northriver Midstream Finance, LP,
Term Loan
509,798
3.546%,  (LIBOR 3M +
3.250%), 10/1/2025
b
491,873
Tronox Finance, LLC, Term Loan
649,276
3.177%,  (LIBOR 3M +
3.000%), 9/22/2024
b
638,148
UPC Financing Partnership, Term
Loan
517,500
0.000%,  (LIBOR 1M +
3.500%), 1/31/2029
b,d,e
501,458
Vericast Corporation, Term Loan
157,380
5.750%,  (LIBOR 3M +
4.750%), 11/3/2023
b,d,e
128,246
Total 5,369,126
Technology (2.4%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,104,195
3.761%,  (LIBOR 3M +
3.500%), 8/21/2026
b,d,e
1,002,333
Prime Security Services Borrower,
LLC, Term Loan
1,445,400
4.250%,  (LIBOR 1M +
3.250%), 9/23/2026
b
1,430,686

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Bank Loans (27.2%)
a
Value
Technology (2.4%) - continued
Rackspace Technology Global,
Inc., Term Loan
$ 1,280,313
4.000%,  (LIBOR 3M +
3.000%), 11/3/2023
b
$ 1,254,554
SS&C Technologies, Inc., Term
Loan
567,238
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
548,332
399,683
1.897%,  (LIBOR 1M +
1.750%), 4/16/2025
b
386,361
Zayo Group Holdings, Inc., Term
Loan
980,075
3.147%,  (LIBOR 1M +
3.000%), 3/9/2027
b
949,800
Total 5,572,066
Transportation (0.8%)
Delta Air Lines, Inc., Term Loan
219,450
5.750%,  (LIBOR 3M +
4.750%), 4/29/2023
b
218,901
Genesee & Wyoming, Inc., Term
Loan
616,900
2.220%,  (LIBOR 3M +
2.000%), 12/30/2026
b
606,203
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
340,213
SkyMiles IP, Ltd., Term Loan
250,000
0.000%,  (LIBOR 1M +
3.750%), 10/20/2027
b,d,e
251,652
United Airlines, Inc., Term Loan
461,414
1.895%,  (LIBOR 1M +
1.750%), 4/1/2024
b
434,112
Total 1,851,081
Utilities (0.7%)
Advanced Drainage Systems, Inc.,
Term Loan
130,605
2.438%,  (LIBOR 1M +
2.250%), 9/24/2026
b
130,170
Core and Main, LP, Term Loan
408,450
3.750%,  (LIBOR 3M +
2.750%), 8/1/2024
b
399,387
EnergySolutions, LLC, Term Loan
288,363
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
274,665
Pacific Gas & Electric Company,
Term Loan
768,075
5.500%,  (LIBOR 1M +
4.500%), 1/1/2022
b
751,431
Total 1,555,653
Total Bank Loans
(cost $64,545,195) 62,804,509
Principal
Amount Long-Term Fixed Income ( 52.2% ) Value
Asset-Backed Securities (4.6%)
522 Funding CLO, Ltd.
350,000
4.098%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,e,g
350,000
Principal
Amount Long-Term Fixed Income (52.2%) Value
Asset-Backed Securities (4.6%) - continued
Apidos CLO XXIV
$ 460,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2016-24A, Class A1BR
b,g
$ 453,372
Assurant CLO III, Ltd.
450,000
1.502%,  (LIBOR 3M +
1.230%), 10/20/2031, Ser.
2018-3A, Class A
b,g
443,176
Babson CLO, Ltd.
300,000
3.172%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
267,924
Benefit Street Partners CLO IV, Ltd.
250,000
2.022%,  (LIBOR 3M +
1.750%), 1/20/2029, Ser.
2014-IVA, Class A2RR
b,g
248,836
Business Jet Securities, LLC
251,597
4.447%,  6/15/2033, Ser.
2018-2, Class A
g
251,551
Cent CLO, LP
875,000
2.545%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
855,473
College Ave Student Loans, LLC
161,804
1.798%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
162,299
Education Funding Trust
597,015
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
603,333
Foundation Finance Trust
103,959
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
105,710
Freedom ABS Trust
309,065
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
309,184
Harley Marine Financing, LLC
254,230
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
227,908
Madison Park Funding XIV, Ltd.
425,000
1.658%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,g
416,075
Myers Park CLO, Ltd.
425,000
1.672%,  (LIBOR 3M +
1.400%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
421,207
OHA Credit Funding 1, Ltd.
360,000
1.722%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
356,379
OZLM Funding II, Ltd.
710,000
1.768%,  (LIBOR 3M +
1.500%), 7/30/2031, Ser.
2012-2A, Class A1BR
b,g
698,239
OZLM IX, Ltd.
550,000
1.822%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
545,216
Palmer Square Loan Funding, Ltd.
250,000
2.522%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
250,011

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Asset-Backed Securities (4.6%) - continued
Park Avenue Institutional Advisers
CLO, Ltd.
$ 700,000
1.772%,  (LIBOR 3M +
1.500%), 10/20/2031, Ser.
2018-1A, Class A1B
b,g
$ 693,398
Pretium Mortgage Credit Partners,
LLC
726,604
3.721%,  1/25/2059, Ser.
2019-CFL1, Class A1
g,h
725,148
Riserva CLO, Ltd.
375,000
1.972%,  (LIBOR 3M +
1.700%), 10/18/2028, Ser.
2016-3A, Class BR
b,g
371,762
Saxon Asset Securities Trust
51,602
3.639%,  8/25/2035, Ser.
2004-2, Class MF2
b
52,119
Sound Point CLO X, Ltd.
375,000
2.972%,  (LIBOR 3M +
2.700%), 1/20/2028, Ser.
2015-3A, Class DR
b,g
358,612
Sound Point CLO XXI, Ltd.
700,000
1.695%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
673,233
THL Credit Wind River CLO, Ltd.
325,000
3.125%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
306,178
Vericrest Opportunity Loan
Transferee
530,609
3.352%,  9/25/2049, Ser.
2019-NPL5, Class A1A
g,h
531,213
Total 10,677,556
Basic Materials (0.8%)
Air Products and Chemicals, Inc.
23,000 1.500%,  10/15/2025 23,854
Alcoa Nederland Holding BV
110,000 5.500%,  12/15/2027
g
114,642
BWAY Holding Company
100,000 5.500%,  4/15/2024
g
100,354
Cleveland-Cliffs, Inc.
70,000 5.750%,  3/1/2025 65,100
60,000 9.875%,  10/17/2025
g
66,975
EI du Pont de Nemours &
Company
41,000 1.700%,  7/15/2025 42,516
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
g
118,693
Freeport-McMoRan, Inc.
95,000 4.125%,  3/1/2028 96,187
100,000 4.250%,  3/1/2030 102,500
Kinross Gold Corporation
38,000 5.125%,  9/1/2021 39,100
Krayton Polymers, LLC
110,000 7.000%,  4/15/2025
g
112,200
Methanex Corporation
140,000 5.250%,  12/15/2029 138,425
Mosaic Company
19,000 3.250%,  11/15/2022 19,856
Norbord, Inc.
165,000 5.750%,  7/15/2027
g
174,289
Novelis Corporation
170,000 5.875%,  9/30/2026
g
174,675
40,000 4.750%,  1/30/2030
g
39,039
Principal
Amount Long-Term Fixed Income (52.2%) Value
Basic Materials (0.8%) - continued
Nucor Corporation
$ 20,000 2.000%,  6/1/2025 $ 20,885
Olin Corporation
150,000 5.125%,  9/15/2027 148,500
Peabody Securities Finance
Corporation
130,000 6.375%,  3/31/2025
g
52,000
Steel Dynamics, Inc.
25,000 2.400%,  6/15/2025 26,079
Syngenta Finance NV
75,000 3.933%,  4/23/2021
g
75,967
Tronox Finance plc
130,000 5.750%,  10/1/2025
g
128,050
Xstrata Finance Canada, Ltd.
57,000 4.950%,  11/15/2021
g
59,502
Total 1,939,388
Capital Goods (1.6%)
AECOM
260,000 5.125%,  3/15/2027 280,831
Amsted Industries, Inc.
150,000 5.625%,  7/1/2027
g
159,573
Ardagh Packaging Finance plc
60,000 6.000%,  2/15/2025
g
62,298
110,000 5.250%,  8/15/2027
g
112,090
Berry Global, Inc.
90,000 4.875%,  7/15/2026
g
94,387
Caterpillar Financial Services
Corporation
55,000 1.900%,  9/6/2022 56,550
60,000 1.950%,  11/18/2022 61,966
41,000 1.450%,  5/15/2025 42,345
Cintas Corporation No. 2
57,000 2.900%,  4/1/2022 58,959
CNH Industrial Capital, LLC
60,000 4.875%,  4/1/2021 61,158
25,000 1.950%,  7/2/2023 25,406
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,800
25,000 5.000%,  9/1/2030 25,233
Crown Americas Capital
Corporation IV
70,000 4.500%,  1/15/2023 72,625
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 202,110
General Electric Company
133,000 5.000%,  1/21/2021
b,i
105,970
H&E Equipment Services, Inc.
150,000 5.625%,  9/1/2025 156,375
Honeywell International, Inc.
41,000 1.350%,  6/1/2025 42,251
Huntington Ingalls Industries, Inc.
44,000 3.844%,  5/1/2025
g
48,337
Jeld-Wen, Inc.
90,000 4.625%,  12/15/2025
g
90,450
John Deere Capital Corporation
64,000 1.200%,  4/6/2023 65,251
60,000 2.050%,  1/9/2025 63,576
L3Harris Technologies, Inc.
75,000 4.950%,  2/15/2021 75,409
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025 64,072
PACCAR Financial Corporation
44,000 2.650%,  4/6/2023 46,381

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Capital Goods (1.6%) - continued
Parker-Hannifin Corporation
$ 71,000 2.700%,  6/14/2024 $ 76,002
Raytheon Technologies
Corporation
42,000 2.800%,  3/15/2022
g
43,301
Republic Services, Inc.
34,000 2.500%,  8/15/2024 36,184
Reynolds Group Issuer, Inc.
240,000 5.125%,  7/15/2023
g
243,000
Roper Technologies, Inc.
39,000 2.350%,  9/15/2024 41,242
41,000 1.000%,  9/15/2025 41,103
Standard Industries, Inc.
190,000 4.375%,  7/15/2030
g
194,800
TransDigm, Inc.
70,000 6.250%,  3/15/2026
g
73,399
200,000 5.500%,  11/15/2027 192,210
United Rentals North America, Inc.
270,000 4.000%,  7/15/2030 276,075
United Technologies Corporation
80,000 3.950%,  8/16/2025 90,945
WESCO Distribution, Inc.
90,000 7.250%,  6/15/2028
g
98,611
WW Grainger, Inc.
41,000 1.850%,  2/15/2025 42,937
Total 3,648,212
Collateralized Mortgage Obligations (9.5%)
Antler Mortgage Trust
332,354
4.458%,  6/27/2022, Ser.
2019-RTL1, Class A1
g
333,256
623,145
4.335%,  7/25/2022, Ser.
2018-RTL1, Class A1
g
624,464
Banc of America Alternative Loan
Trust
175,228
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 167,414
Banc of America Funding Trust
271,781
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 262,105
Banc of America Mortgage
Securities Trust
237,709
3.373%,  9/25/2035, Ser.
2005-H, Class 3A1
b
222,533
Bear Stearns Adjustable Rate
Mortgage Trust
136,554
3.564%,  1/25/2034, Ser.
2003-8, Class 5A
b
131,379
46,702
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
46,875
Bellemeade Re, Ltd.
317,360
1.748%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
314,237
225,000
2.798%,  (LIBOR 1M +
2.650%), 6/25/2030, Ser.
2020-1A, Class M1A
b,g
225,463
300,000
3.548%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
304,090
300,000
2.448%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
300,350
Principal
Amount Long-Term Fixed Income (52.2%) Value
Collateralized Mortgage Obligations (9.5%) -
continued
Cascade Funding Mortgage Trust
$ 150,811
4.580%,  6/25/2048, Ser.
2018-RM1, Class A1
g
$ 151,318
ChaseFlex Trust
216,912
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 208,361
CHL Mortgage Pass-Through Trust
213,663
3.400%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
181,327
126,623
3.454%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
125,369
100,004
6.000%,  4/25/2037, Ser.
2007-3, Class A18 76,089
CIM Trust
192,527
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
202,934
Citigroup Mortgage Loan Trust,
Inc.
412,191
3.958%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
399,222
Countrywide Alternative Loan Trust
130,233
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 129,315
181,382
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 168,045
74,611
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 70,440
26,574
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 25,770
Countrywide Home Loan
Mortgage Pass Through Trust
118,806
3.457%,  11/25/2035, Ser.
2005-22, Class 2A1
b
110,039
Credit Suisse Mortgage Capital
Certificates
164,467
3.393%,  2/25/2024, Ser.
2020-BPL1, Class A1
g,h
164,537
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
170,011
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 174,504
Eagle Re, Ltd.
451,174
1.948%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
448,200
Federal Home Loan Mortgage
Corporation
719,789
3.500%,  8/15/2035, Ser.
345, Class C8
j
77,777
Federal Home Loan Mortgage
Corporation - REMIC
647,337
3.000%,  5/15/2027, Ser.
4046, Class GI
j
36,732
519,259
3.000%,  7/15/2027, Ser.
4084, Class NI
j
33,265
715,340
3.500%,  10/15/2032, Ser.
4119, Class KI
j
87,077
800,745
3.000%,  4/15/2033, Ser.
4203, Class DI
j
59,897
Federal National Mortgage
Association - REMIC
468,227
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
26,149

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Collateralized Mortgage Obligations (9.5%) -
continued
$ 739,197
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
$ 37,127
1,108,996
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
54,881
1,619,495
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
102,733
959,243
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
51,573
415,757
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
22,543
1,249,796
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
68,782
1,917,268
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
106,677
756,069
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
43,414
898,192
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
44,194
507,683
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
55,032
First Horizon Alternative Mortgage
Securities Trust
71,497
3.202%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
69,987
FWD Securitization Trust
380,044
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
388,853
Genworth Mortgage Insurance
Corporation
250,000
2.048%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
244,848
GMAC Mortgage Corporation
Loan Trust
77,228
3.668%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
73,804
26,543
0.648%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
29,580
11,738
3.524%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
10,539
GSAA Home Equity Trust
76,740
4.539%,  8/25/2034, Ser.
2004-10, Class M2
h
82,066
Home Equity Asset Trust
372,266
1.468%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
370,144
IndyMac INDA Mortgage Loan
Trust
794,238
3.127%,  8/25/2036, Ser.
2006-AR1, Class A1
b
740,466
IndyMac INDX Mortgage Loan
Trust
702,303
0.358%,  (LIBOR 1M +
0.210%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
636,089
J.P. Morgan Alternative Loan Trust
82,217
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 66,741
J.P. Morgan Mortgage Trust
63,411
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 72,202
Principal
Amount Long-Term Fixed Income (52.2%) Value
Collateralized Mortgage Obligations (9.5%) -
continued
$ 77,535
3.499%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
$ 76,665
82,744
3.447%,  6/25/2036, Ser.
2006-A4, Class 2A2
b
70,115
Legacy Mortgage Asset Trust
427,246
4.000%,  1/25/2059, Ser.
2019-GS1, Class A1
g
434,649
484,094
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
491,044
Long Beach Mortgage Loan Trust
303,964
1.648%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
300,605
Master Asset Securitization Trust
389,732
0.648%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
97,237
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 61,666
Merrill Lynch Alternative Note
Asset Trust
96,866
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 64,378
Merrill Lynch Mortgage Investors
Trust
200,361
3.536%,  6/25/2035, Ser.
2005-A5, Class M1
b
109,066
MFA NQM1 Trust
290,618
2.300%,  8/25/2049, Ser.
2020-NQM1, Class A3
b,g
292,061
New Residential Mortgage Loan
Trust
169,670
4.335%,  7/25/2060, Ser.
2020-NPL1, Class A1
g,h
169,873
Oaktown Re II, Ltd.
51,638
1.698%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
51,485
Oaktown Re III, Ltd.
35,286
1.548%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,271
Preston Ridge Partners Mortgage
Trust, LLC
99,507
4.500%,  1/25/2024, Ser.
2019-1A, Class A1
g,h
100,270
346,599
3.967%,  4/25/2024, Ser.
2019-2A, Class A1
g,h
349,490
519,766
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
520,439
368,167
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
366,700
179,309
3.351%,  11/25/2024, Ser.
2019-4A, Class A1
g,h
179,749
245,959
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
245,978
Pretium Mortgage Credit Partners,
LLC
349,402
2.858%,  5/27/2059, Ser.
2020-NPL1, Class A1
g,h
346,724

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Collateralized Mortgage Obligations (9.5%) -
continued
Radnor RE, Ltd.
$ 37,290
1.548%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
$ 37,221
RCO Mortgage, LLC
279,621
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
278,976
198,911
3.197%,  11/25/2052, Ser.
2017-INV1, Class A
b,g
201,634
Renaissance Home Equity Loan
Trust
222,910
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
129,081
Residential Accredit Loans, Inc.
Trust
235,191
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 235,409
87,813
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 85,328
169,996
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 162,004
Residential Asset Securitization
Trust
440,515
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 460,526
Silver Hill Trust
352,605
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
358,351
Stanwich Mortgage Loan Trust
208,886
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
207,233
Starwood Mortgage Residential
Trust
234,747
4.121%,  10/25/2048, Ser.
2018-IMC2, Class A1
b,g
242,811
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
413,924
Structured Asset Mortgage
Investments, Inc.
149,230
0.458%,  (LIBOR 1M +
0.310%), 12/25/2035, Ser.
2005-AR4, Class A1
b
138,611
Toorak Mortgage Corporation
502,322
4.336%,  8/25/2021, Ser.
2018-1, Class A1
g,h
505,143
450,000
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
460,421
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
451,582
Vericrest Opportunity Loan
Transferee
231,393
2.981%,  3/25/2050, Ser.
2020-NPL4, Class A1
g,h
230,906
400,000
3.475%,  3/25/2050, Ser.
2020-NPL5, Class A1B
g,h
389,384
225,356
3.352%,  8/25/2049, Ser.
2019-NPL4, Class A1A
g,h
225,580
1,200,000
4.090%,  11/25/2049, Ser.
2019-NPL8, Class A1B
g,h
1,182,659
700,000
4.090%,  11/26/2049, Ser.
2019-NPL9, Class A1B
g,h
693,190
93,673
3.426%,  12/27/2049, Ser.
2019-NP10, Class A1A
g,h
93,708
Principal
Amount Long-Term Fixed Income (52.2%) Value
Collateralized Mortgage Obligations (9.5%) -
continued
Verus Securitization Trust
$ 338,936
3.345%,  5/25/2059, Ser.
2019-2, Class A2
b,g
$ 345,522
Wachovia Asset Securitization, Inc.
149,295
0.312%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
129,434
WaMu Mortgage Pass Through
Certificates
122,431
3.671%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
118,248
295,421
2.051%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
265,365
Washington Mutual Mortgage
Pass-Through Certificates
110,637
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 110,488
Wells Fargo Home Equity Trust
109,266
0.648%,  (LIBOR 1M +
0.500%), 4/25/2034, Ser.
2004-1, Class M1
b
105,768
Total 21,882,780
Commercial Mortgage-Backed Securities (0.5%)
BFLD Trust
325,000
1.800%,  (LIBOR 1M +
1.700%), 10/15/2022, Ser.
2020-EYP, Class B
b,e,g
325,000
Federal National Mortgage
Association - ACES
6,962,329
1.466%,  2/25/2031, Ser.
2019-M21, Class X2
b,j
739,629
Total 1,064,629
Communications Services (2.8%)
Altice France SA
80,000 5.500%,  1/15/2028
g
81,000
American Tower Corporation
60,000 3.375%,  5/15/2024 64,954
42,000 2.950%,  1/15/2025 45,365
AT&T, Inc.
144,000 4.450%,  4/1/2024 161,012
CCO Holdings, LLC
155,000 5.500%,  5/1/2026
g
161,587
110,000 5.125%,  5/1/2027
g
115,744
170,000 4.500%,  8/15/2030
g
178,508
80,000 4.250%,  2/1/2031
g
82,872
CCOH Safari, LLC
185,000 5.750%,  2/15/2026
g
192,400
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 66,519
34,000 4.908%,  7/23/2025 39,300
Comcast Corporation
39,000 3.700%,  4/15/2024 43,065
39,000 3.950%,  10/15/2025 44,724
Cox Communications, Inc.
54,000 2.950%,  6/30/2023
g
56,838
Crown Castle International
Corporation
40,000 4.450%,  2/15/2026 45,818
CSC Holdings, LLC
170,000 5.500%,  5/15/2026
g
176,800

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Communications Services (2.8%) - continued
$ 80,000 4.125%,  12/1/2030
g
$ 81,540
200,000 4.625%,  12/1/2030
g
200,946
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,549
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 42,136
Embarq Corporation
120,000 7.995%,  6/1/2036 142,087
Entercom Media Corporation
70,000 6.500%,  5/1/2027
g
60,900
Fox Corporation
73,000 4.030%,  1/25/2024 80,356
Front Range BidCo, Inc.
170,000 4.000%,  3/1/2027
g
167,318
GCI, LLC
80,000 4.750%,  10/15/2028
e,g
81,001
Gray Escrow, Inc.
125,000 7.000%,  5/15/2027
g
135,517
iHeartCommunications, Inc.
80,000 4.750%,  1/15/2028
g
75,396
Level 3 Financing, Inc.
140,000 5.250%,  3/15/2026 145,033
95,000 4.625%,  9/15/2027
g
97,612
140,000 4.250%,  7/1/2028
g
142,145
Netflix, Inc.
275,000 4.875%,  4/15/2028 307,312
Nexstar Escrow Corporation
140,000 5.625%,  7/15/2027
g
146,853
Nielsen Finance, LLC
30,000 5.625%,  10/1/2028
g
30,825
SBA Communications Corporation
80,000 3.875%,  2/15/2027
g
81,200
SFR Group SA
180,000 7.375%,  5/1/2026
g
188,622
Sirius XM Radio, Inc.
220,000 5.000%,  8/1/2027
g
229,805
140,000 4.125%,  7/1/2030
g
143,471
Sprint Capital Corporation
110,000 6.875%,  11/15/2028 136,987
60,000 8.750%,  3/15/2032 87,829
Sprint Corporation
160,000 7.250%,  9/15/2021 167,400
255,000 7.625%,  2/15/2025 298,350
Telesat Canada / Telesat, LLC
100,000 4.875%,  6/1/2027
g
100,405
T-Mobile USA, Inc.
72,000 3.500%,  4/15/2025
g
79,000
280,000 4.500%,  2/1/2026 288,512
Univision Communications, Inc.
150,000 6.625%,  6/1/2027
g
146,438
VeriSign, Inc.
150,000 4.750%,  7/15/2027 159,000
Verizon Communications, Inc.
86,000 2.946%,  3/15/2022 89,155
84,000
1.380%,  (LIBOR 3M +
1.100%), 5/15/2025
b
85,811
Viacom, Inc.
58,000 4.250%,  9/1/2023 63,180
38,000 5.875%,  2/28/2057
b
38,668
Virgin Media Secured Finance plc
200,000 5.500%,  8/15/2026
g
208,500
Vodafone Group plc
51,000 3.750%,  1/16/2024 55,698
Principal
Amount Long-Term Fixed Income (52.2%) Value
Communications Services (2.8%) - continued
VTR Finance BV
$ 50,000 6.375%,  N/A
g
$ 52,500
Walt Disney Company
41,000 1.750%,  1/13/2026 42,595
Windstream Services, LLC
110,000 8.625%,  10/31/2025
*,f
66,000
Ziggo BV
150,000 5.500%,  1/15/2027
g
157,125
Total 6,495,283
Consumer Cyclical (2.9%)
1011778 B.C., ULC
230,000 4.375%,  1/15/2028
g
234,554
Allied Universal Holdco, LLC
90,000 6.625%,  7/15/2026
g
95,850
Allison Transmission, Inc.
185,000 5.000%,  10/1/2024
g
186,861
Amazon.com, Inc.
41,000 0.800%,  6/3/2025 41,365
American Honda Finance
Corporation
55,000 2.050%,  1/10/2023 56,850
41,000 0.650%,  9/8/2023 40,986
41,000 1.200%,  7/8/2025 41,298
BMW Finance NV
40,000 2.250%,  8/12/2022
g
41,291
Brookfield Property REIT, Inc.
50,000 5.750%,  5/15/2026
g
39,403
Brookfield Residential Properties,
Inc.
235,000 6.250%,  9/15/2027
g
236,980
Carnival Corporation
60,000 11.500%,  4/1/2023
g
67,259
60,000 10.500%,  2/1/2026
g
66,450
Cedar Fair, LP
90,000 5.250%,  7/15/2029 85,444
Colt Merger Sub, Inc.
170,000 6.250%,  7/1/2025
g
177,225
D.R. Horton, Inc.
62,000 2.550%,  12/1/2020 62,210
21,000 2.600%,  10/15/2025 22,516
Daimler Finance North America,
LLC
39,000 2.550%,  8/15/2022
g
40,285
Dana, Inc.
100,000 5.625%,  6/15/2028 103,250
Ford Motor Company
50,000 9.000%,  4/22/2025 57,325
30,000 9.625%,  4/22/2030 38,737
120,000 7.450%,  7/16/2031 137,617
Ford Motor Credit Company, LLC
270,000 4.063%,  11/1/2024 269,662
140,000 4.134%,  8/4/2025 138,658
General Motors Company
68,000 5.400%,  10/2/2023 74,957
General Motors Financial
Company, Inc.
57,000 4.375%,  9/25/2021 58,804
37,000 4.200%,  11/6/2021 38,203
38,000 3.150%,  6/30/2022 39,033
80,000 3.950%,  4/13/2024 84,632
60,000 2.900%,  2/26/2025 61,815
41,000 2.750%,  6/20/2025 41,997
44,000 5.700%,  9/30/2030
b,i
44,165

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Consumer Cyclical (2.9%) - continued
Hanesbrands, Inc.
$ 170,000 4.875%,  5/15/2026
g
$ 181,475
Harley-Davidson Financial
Services, Inc.
64,000 4.050%,  2/4/2022
g
66,138
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
g
62,079
Hilton Domestic Operating
Company, Inc.
20,000 5.125%,  5/1/2026 20,525
230,000 4.875%,  1/15/2030 236,900
Home Depot, Inc.
44,000 3.750%,  2/15/2024 48,537
Hyundai Capital America
51,000 3.000%,  6/20/2022
g
52,579
41,000 1.800%,  10/15/2025
g
40,774
International Game Technology plc
110,000 5.250%,  1/15/2029
g
111,237
KB Home
100,000 4.800%,  11/15/2029 110,250
Kohl's Corporation
53,000 9.500%,  5/15/2025 62,531
L Brands, Inc.
70,000 6.625%,  10/1/2030
g
71,225
Landry's, Inc.
90,000 6.750%,  10/15/2024
g
75,150
Lennar Corporation
57,000 2.950%,  11/29/2020 57,000
22,000 4.125%,  1/15/2022 22,495
60,000 4.875%,  12/15/2023 64,507
270,000 4.500%,  4/30/2024 289,575
20,000 5.875%,  11/15/2024 22,350
Lowe's Companies, Inc.
44,000 4.000%,  4/15/2025 49,867
Marriott International, Inc.
81,000 3.750%,  10/1/2025 83,176
Mattamy Group Corporation
195,000 5.250%,  12/15/2027
g
200,363
McDonald's Corporation
72,000 3.350%,  4/1/2023 76,868
MGM Resorts International
40,000 6.000%,  3/15/2023 41,496
145,000 5.750%,  6/15/2025 152,076
Nissan Motor Company, Ltd.
41,000 3.043%,  9/15/2023
g
41,559
Norwegian Cruise Line Holdings,
Ltd.
60,000 10.250%,  2/1/2026
g
62,513
Prime Security Services Borrower,
LLC
240,000 5.750%,  4/15/2026
g
256,651
40,000 3.375%,  8/31/2027
g
38,450
Ralph Lauren Corporation
41,000 1.700%,  6/15/2022 41,735
Royal Caribbean Cruises, Ltd.
60,000 9.125%,  6/15/2023
g
63,600
40,000 11.500%,  6/1/2025
g
46,490
Scientific Games International, Inc.
110,000 5.000%,  10/15/2025
g
110,688
ServiceMaster Company, LLC
200,000 5.125%,  11/15/2024
g
204,500
Six Flags Entertainment
Corporation
70,000 5.500%,  4/15/2027
g,l
66,381
Principal
Amount Long-Term Fixed Income (52.2%) Value
Consumer Cyclical (2.9%) - continued
Six Flags Theme Parks, Inc.
$ 50,000 7.000%,  7/1/2025
g
$ 53,188
Staples, Inc.
120,000 7.500%,  4/15/2026
g
110,575
Target Corporation
44,000 2.250%,  4/15/2025 46,975
TJX Companies, Inc.
44,000 3.500%,  4/15/2025 49,070
VF Corporation
46,000 2.050%,  4/23/2022 47,156
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
69,218
21,000 3.350%,  5/13/2025
g
22,926
Wyndham Destinations, Inc.
70,000 6.625%,  7/31/2026
g
73,333
Wyndham Hotels & Resorts, Inc.
40,000 4.375%,  8/15/2028
g
38,800
Yum! Brands, Inc.
200,000 4.750%,  1/15/2030
g
215,500
Total 6,584,163
Consumer Non-Cyclical (3.4%)
Abbott Laboratories
76,000 2.550%,  3/15/2022 78,463
40,000 3.400%,  11/30/2023 43,458
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,843
81,000 2.300%,  11/21/2022
g
83,818
34,000 2.800%,  3/15/2023
g
35,539
168,000 3.600%,  5/14/2025 186,169
Albertson's Companies, Inc.
170,000 3.500%,  3/15/2029
g
165,006
50,000 4.875%,  2/15/2030
g
52,125
Altria Group, Inc.
62,000 3.800%,  2/14/2024 67,758
36,000 4.400%,  2/14/2026 41,447
Amgen, Inc.
61,000 1.900%,  2/21/2025 63,783
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 40,234
Anheuser-Busch InBev Worldwide,
Inc.
59,000 4.150%,  1/23/2025 66,612
Anthem, Inc.
64,000 2.375%,  1/15/2025 67,988
Aramark Services, Inc.
50,000 6.375%,  5/1/2025
g
52,084
AstraZeneca plc
40,000 0.700%,  4/8/2026 39,222
BAT Capital Corporation
41,000 2.764%,  8/15/2022 42,488
59,000 3.222%,  8/15/2024 63,132
BAT International Finance plc
41,000 1.668%,  3/25/2026 41,129
Bausch Health Companies, Inc.
100,000 7.000%,  1/15/2028
g
105,750
30,000 5.000%,  1/30/2028
g
29,138
Bayer U.S. Finance II, LLC
38,000 3.500%,  6/25/2021
g
38,762
Boston Scientific Corporation
85,000 3.450%,  3/1/2024 92,076
Bristol-Myers Squibb Company
59,000 3.625%,  5/15/2024 65,008

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Consumer Non-Cyclical (3.4%) - continued
Bunge, Ltd. Finance Corporation
$ 35,000 3.500%,  11/24/2020 $ 35,153
49,000 1.630%,  8/17/2025 49,204
Cargill, Inc.
43,000 1.375%,  7/23/2023
g
43,981
Centene Corporation
85,000 4.750%,  1/15/2025 87,363
61,000 5.375%,  8/15/2026
g
64,610
40,000 4.250%,  12/15/2027 41,857
90,000 4.625%,  12/15/2029 97,079
170,000 3.000%,  10/15/2030
e
173,188
Cigna Corporation
76,000 4.125%,  11/15/2025 87,143
Conagra Brands, Inc.
38,000 3.800%,  10/22/2021 39,293
38,000 4.300%,  5/1/2024 42,391
Constellation Brands, Inc.
69,000 4.250%,  5/1/2023 75,251
CVS Health Corporation
38,000 2.750%,  12/1/2022 39,625
56,000 3.700%,  3/9/2023 59,985
69,000 4.100%,  3/25/2025 77,960
DaVita, Inc.
130,000 4.625%,  6/1/2030
g
133,432
Diageo Capital plc
50,000 1.375%,  9/29/2025 51,231
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
g
52,612
Encompass Health Corporation
170,000 4.500%,  2/1/2028 170,850
Energizer Holdings, Inc.
240,000 6.375%,  7/15/2026
g
258,048
120,000 4.375%,  3/31/2029
g
121,200
General Mills, Inc.
34,000 3.700%,  10/17/2023 37,066
34,000 3.650%,  2/15/2024 37,064
HCA, Inc.
410,000 5.375%,  2/1/2025 448,950
HLF Financing SARL, LLC
80,000 7.250%,  8/15/2026
g
82,200
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
35,948
JBS Investments II GmbH
70,000 5.750%,  1/15/2028
g
72,800
JBS USA, LLC
60,000 5.750%,  6/15/2025
g
61,848
60,000 5.500%,  1/15/2030
g
65,400
Kellogg Company
90,000 3.125%,  5/17/2022 93,658
Kraft Foods Group, Inc.
140,000 5.000%,  6/4/2042 153,127
Kraft Heinz Foods Company
210,000 4.625%,  1/30/2029 233,670
200,000 3.750%,  4/1/2030
g
211,126
20,000 4.250%,  3/1/2031
g
21,928
Kroger Company
38,000 2.800%,  8/1/2022 39,479
Medtronic, Inc.
21,000 3.500%,  3/15/2025 23,654
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
g
91,845
Mondelez International Holdings
Netherlands BV
58,000 2.000%,  10/28/2021
g
58,909
Principal
Amount Long-Term Fixed Income (52.2%) Value
Consumer Non-Cyclical (3.4%) - continued
Mondelez International, Inc.
$ 24,000 2.125%,  4/13/2023 $ 24,909
Mylan NV
53,000 3.150%,  6/15/2021 53,853
Mylan, Inc.
34,000 4.200%,  11/29/2023 37,269
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,875
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
g
115,245
PepsiCo, Inc.
64,000 2.250%,  3/19/2025 68,520
Pernod Ricard SA
50,000 5.750%,  4/7/2021
g
51,355
Philip Morris International, Inc.
65,000 1.500%,  5/1/2025 67,069
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
g
154,875
Post Holdings, Inc.
80,000 5.750%,  3/1/2027
g
84,100
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,i
46,695
Reynolds American, Inc.
34,000 4.850%,  9/15/2023 37,932
Royalty Pharma plc
41,000 1.200%,  9/2/2025
g
40,870
Scotts Miracle-Gro Company
130,000 4.500%,  10/15/2029 137,719
Shire Acquisitions Investments
Ireland Designated Activity
Company
20,000 2.400%,  9/23/2021 20,361
Simmons Foods, Inc.
90,000 5.750%,  11/1/2024
g
90,094
Spectrum Brands, Inc.
60,000 5.750%,  7/15/2025 61,860
50,000 5.000%,  10/1/2029
g
51,875
40,000 5.500%,  7/15/2030
g
42,200
Sysco Corporation
85,000 5.650%,  4/1/2025 100,502
Teleflex, Inc.
200,000 4.875%,  6/1/2026 206,500
Tenet Healthcare Corporation
90,000 4.625%,  7/15/2024 90,225
170,000 5.125%,  11/1/2027
g
174,862
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,898
140,000 2.800%,  7/21/2023 133,875
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 48,991
TreeHouse Foods, Inc.
60,000 4.000%,  9/1/2028 60,683
UnitedHealth Group, Inc.
35,000 3.350%,  7/15/2022 36,879
Upjohn, Inc.
41,000 1.650%,  6/22/2025
g
41,961
VRX Escrow Corporation
455,000 6.125%,  4/15/2025
g
465,806
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,863
Total 7,826,881

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Energy (2.6%)
Antero Resources Corporation
$ 75,000 5.000%,  3/1/2025 $ 46,875
Apache Corporation
50,000 4.875%,  11/15/2027 47,250
90,000 4.375%,  10/15/2028 82,350
70,000 5.100%,  9/1/2040 62,923
Archrock Partners, LP
120,000 6.250%,  4/1/2028
g
113,100
BP Capital Markets America, Inc.
162,000 2.520%,  9/19/2022 167,551
44,000 2.937%,  4/6/2023 46,536
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
47,080
Buckeye Partners, LP
165,000 3.950%,  12/1/2026 154,008
60,000 4.125%,  12/1/2027 56,850
Canadian Natural Resources, Ltd.
40,000 2.950%,  1/15/2023 41,596
41,000 2.050%,  7/15/2025 41,827
Canadian Oil Sands, Ltd.
40,000 9.400%,  9/1/2021
g
42,282
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 280,800
Chevron Corporation
21,000 1.141%,  5/11/2023 21,405
41,000 1.554%,  5/11/2025 42,477
Comstock Resources, Inc.
60,000 9.750%,  8/15/2026 61,512
Continental Resources, Inc.
91,000 5.000%,  9/15/2022 90,375
60,000 4.500%,  4/15/2023 57,205
DCP Midstream Operating, LP
80,000 5.625%,  7/15/2027 81,840
Devon Energy Corporation
41,000 5.850%,  12/15/2025 45,939
Diamondback Energy, Inc.
40,000 2.875%,  12/1/2024 40,493
Enagas SA
225,000 5.500%,  1/15/2028
g
202,500
Enbridge, Inc.
39,000 2.900%,  7/15/2022 40,478
139,000 6.250%,  3/1/2078
b
141,085
Endeavor Energy Resources, LP
30,000 5.500%,  1/30/2026
g
29,775
100,000 5.750%,  1/30/2028
g
100,500
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 44,256
69,000 5.875%,  1/15/2024 75,888
43,000 6.625%,  2/15/2028
b,i
29,227
EnLink Midstream Partners, LP
90,000 4.850%,  7/15/2026 77,860
120,000 5.600%,  4/1/2044 77,100
Enterprise Products Operating,
LLC
105,000 4.875%,  8/16/2077
b
91,456
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 46,875
EQM Midstream Partners, LP
100,000 6.500%,  7/1/2027
g
106,002
40,000 5.500%,  7/15/2028 40,282
EQT Corporation
140,000 3.900%,  10/1/2027 127,575
Equinor ASA
43,000 2.875%,  4/6/2025 46,734
Principal
Amount Long-Term Fixed Income (52.2%) Value
Energy (2.6%) - continued
Exxon Mobil Corporation
$ 69,000 1.571%,  4/15/2023 $ 70,967
42,000 2.992%,  3/19/2025 45,997
Harvest Midstream, LP
70,000 7.500%,  9/1/2028
g
69,650
Hess Corporation
42,000 3.500%,  7/15/2024 42,959
Kinder Morgan Energy Partners,
LP
76,000 3.450%,  2/15/2023 79,834
Marathon Petroleum Corporation
34,000 4.750%,  12/15/2023 37,262
MPLX, LP
58,000 4.500%,  7/15/2023 62,852
49,000 1.750%,  3/1/2026 48,889
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 68,323
Nabors Industries, Ltd.
120,000 7.250%,  1/15/2026
g
59,100
National Fuel Gas Company
41,000 5.500%,  1/15/2026 44,747
Newfield Exploration Company
61,000 5.625%,  7/1/2024 59,330
Noble Energy, Inc.
65,000 3.900%,  11/15/2024 71,108
NuStar Logistics, LP
100,000 5.750%,  10/1/2025 103,280
Occidental Petroleum Corporation
83,000 2.700%,  8/15/2022 77,553
160,000 2.900%,  8/15/2024 135,749
60,000 3.400%,  4/15/2026 47,850
60,000 8.500%,  7/15/2027 60,463
100,000 3.500%,  8/15/2029 76,680
50,000 6.450%,  9/15/2036 42,501
140,000 4.400%,  4/15/2046 99,885
ONEOK, Inc.
21,000 2.200%,  9/15/2025 20,692
Parsley Energy, LLC
120,000 5.625%,  10/15/2027
g
119,400
Plains All American Pipeline, LP
87,000 6.125%,  11/15/2022
b,i
55,193
21,000 2.850%,  1/31/2023 21,375
20,000 3.600%,  11/1/2024 20,630
41,000 4.650%,  10/15/2025 44,044
QEP Resources, Inc.
60,000 5.625%,  3/1/2026 34,050
Sabine Pass Liquefaction, LLC
37,000 6.250%,  3/15/2022 39,263
37,000 5.625%,  4/15/2023 40,526
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 41,214
Shell International Finance BV
43,000 2.375%,  4/6/2025 45,860
Southwestern Energy Company
145,000 7.500%,  4/1/2026 141,737
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 44,036
Sunoco Logistics Partners
Operations, LP
35,000 4.400%,  4/1/2021 35,513
Sunoco, LP
95,000 5.875%,  3/15/2028 97,137
Targa Resources Partners, LP
190,000 5.375%,  2/1/2027 191,068

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Energy (2.6%) - continued
Transocean Guardian, Ltd.
$ 62,401 5.875%,  1/15/2024
g
$ 40,249
W&T Offshore, Inc.
90,000 9.750%,  11/1/2023
g
61,979
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,231
Western Midstream Operating, LP
40,000 6.250%,  2/1/2050 37,050
80,000 4.100%,  2/1/2025 76,200
80,000 3.950%,  6/1/2025 75,184
Williams Partners, LP
54,000 4.000%,  11/15/2021 55,609
60,000 4.500%,  11/15/2023 65,694
WPX Energy, Inc.
45,000 5.750%,  6/1/2026 46,575
60,000 5.250%,  10/15/2027 60,900
50,000 4.500%,  1/15/2030 49,375
Total 5,954,630
Financials (6.6%)
ACE INA Holdings, Inc.
35,000 2.875%,  11/3/2022 36,608
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
70,000 3.150%,  2/15/2024 69,411
41,000 3.500%,  1/15/2025 39,932
Air Lease Corporation
78,000 2.500%,  3/1/2021 78,469
Aircastle, Ltd.
62,000 5.000%,  4/1/2023 62,136
Ally Financial, Inc.
62,000 1.450%,  10/2/2023 61,845
150,000 5.750%,  11/20/2025 168,387
American Express Company
34,000 3.700%,  8/3/2023 36,828
36,000 3.400%,  2/22/2024 39,108
American International Group, Inc.
21,000 2.500%,  6/30/2025 22,443
Athene Global Funding
63,000 4.000%,  1/25/2022
g
65,402
Australia and New Zealand
Banking Group, Ltd.
71,000 2.950%,  7/22/2030
b,g
73,572
Aviation Capital Group, LLC
37,000 5.500%,  12/15/2024
g
38,168
Avolon Holdings Funding, Ltd.
18,000 5.250%,  5/15/2024
g
18,080
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 10/19/2020
b,i
41,506
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
28,912
Bank of America Corporation
82,000 2.738%,  1/23/2022
b
82,578
84,000 3.499%,  5/17/2022
b
85,565
73,000 3.004%,  12/20/2023
b
76,645
117,000 3.550%,  3/5/2024
b
124,622
87,000 5.125%,  6/20/2024
b,i
89,213
183,000 3.864%,  7/23/2024
b
198,172
87,000 4.200%,  8/26/2024 96,871
169,000 6.250%,  9/5/2024
b,i
181,041
36,000 3.458%,  3/15/2025
b
39,016
102,000 1.319%,  6/19/2026
b
102,615
86,000 5.875%,  3/15/2028
b,i
92,730
Principal
Amount Long-Term Fixed Income (52.2%) Value
Financials (6.6%) - continued
Bank of Montreal
$ 103,000 3.300%,  2/5/2024 $ 111,568
Bank of New York Mellon
Corporation
76,000 2.600%,  2/7/2022 78,196
43,000 1.600%,  4/24/2025 44,640
22,000 4.700%,  9/20/2025
b,i
23,342
Bank of Nova Scotia
71,000 2.375%,  1/18/2023 73,947
40,000 1.950%,  2/1/2023 41,339
29,000 1.625%,  5/1/2023 29,744
66,000 4.900%,  6/4/2025
b,i
68,310
Barclays plc
76,000 4.610%,  2/15/2023
b
79,548
99,000 4.338%,  5/16/2024
b
106,274
46,000 8.000%,  6/15/2024
b,i
48,990
49,000 2.852%,  5/7/2026
b
50,872
BB&T Corporation
34,000 2.500%,  8/1/2024 36,186
BNP Paribas SA
44,000 7.625%,  3/30/2021
b,g,i
44,770
49,000 2.819%,  11/19/2025
b,g
51,690
BPCE SA
34,000 3.000%,  5/22/2022
g
35,172
40,000 2.375%,  1/14/2025
g
41,587
Camden Property Trust
34,000 4.875%,  6/15/2023 37,309
Canadian Imperial Bank of
Commerce
40,000 2.250%,  1/28/2025 42,179
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,896
60,000 2.280%,  1/28/2026
b
62,087
Capital One Financial Corporation
115,000 3.050%,  3/9/2022 118,791
Cascades USA, Inc.
120,000 5.125%,  1/15/2026
g
125,724
Central Fidelity Capital Trust I
175,000
1.275%,  (LIBOR 3M +
1.000%), 4/15/2027
b
163,362
Charles Schwab Corporation
171,000 5.375%,  6/1/2025
b,i
185,287
CIT Group, Inc.
180,000 4.750%,  2/16/2024 185,287
Citigroup, Inc.
37,000 2.750%,  4/25/2022 38,235
40,000
0.935%,  (LIBOR 3M +
0.690%), 10/27/2022
b
40,198
160,000 2.312%,  11/4/2022
b
163,122
81,000 3.142%,  1/24/2023
b
83,567
84,000 5.000%,  9/12/2024
b,i
83,580
126,000 4.700%,  1/30/2025
b,i
121,747
105,000 3.352%,  4/24/2025
b
113,584
42,000 5.950%,  5/15/2025
b,i
43,995
100,000 5.500%,  9/13/2025 118,262
CNA Financial Corporation
36,000 3.950%,  5/15/2024 39,884
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
23,100
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 78,625
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
41,497

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Financials (6.6%) - continued
Corporate Office Properties, LP
$ 41,000 2.250%,  3/15/2026 $ 41,460
Credit Acceptance Corporation
80,000 5.125%,  12/31/2024
g
79,442
Credit Agricole SA
37,000 3.375%,  1/10/2022
g
38,212
44,000 8.125%,  12/23/2025
b,g,i
51,700
41,000 1.907%,  6/16/2026
b,g
41,922
Credit Suisse Group AG
63,000 7.500%,  12/11/2023
b,g,i
68,670
39,000 2.593%,  9/11/2025
b,g
40,696
Credit Suisse Group Funding
(Guernsey), Ltd.
114,000 3.800%,  9/15/2022 120,494
Danske Bank AS
56,000 5.000%,  1/12/2023
b,g
58,694
Deutsche Bank AG
82,000 2.222%,  9/18/2024
b
82,538
Deutsche Bank AG of New York
40,000 3.950%,  2/27/2023 42,012
Digital Realty Trust, LP
60,000 2.750%,  2/1/2023 62,755
Discover Bank
34,000 4.200%,  8/8/2023 37,202
59,000 2.450%,  9/12/2024 62,235
ESH Hospitality, Inc.
80,000 5.250%,  5/1/2025
g
80,800
40,000 4.625%,  10/1/2027
g
39,251
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 67,287
Fifth Third Bancorp
57,000 2.600%,  6/15/2022 58,927
36,000 3.650%,  1/25/2024 39,237
40,000 4.500%,  9/30/2025
b,i
40,250
First Horizon National Corporation
49,000 3.550%,  5/26/2023 51,559
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
111,109
FNB Corporation
81,000 2.200%,  2/24/2023 81,718
General Electric Capital
Corporation
81,000 3.100%,  1/9/2023 84,996
Goldman Sachs Group, Inc.
127,000
4.165%,  (LIBOR 3M +
3.922%), 11/2/2020
b,i
124,816
76,000 3.000%,  4/26/2022 77,096
63,000 2.876%,  10/31/2022
b
64,506
39,000
1.298%,  (LIBOR 3M +
1.050%), 6/5/2023
b
39,254
72,000 3.625%,  2/20/2024 78,182
86,000 5.500%,  8/10/2024
b,i
90,730
44,000 3.500%,  4/1/2025 48,547
61,000 3.272%,  9/29/2025
b
66,030
61,000 4.250%,  10/21/2025 69,301
Guardian Life Global Funding
40,000 2.000%,  4/26/2021
g
40,395
Hartford Financial Services Group,
Inc.
34,000
2.405%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
29,247
HCP, Inc.
40,000 4.250%,  11/15/2023 43,772
Hospitality Properties Trust
40,000 4.250%,  2/15/2021 39,800
Principal
Amount Long-Term Fixed Income (52.2%) Value
Financials (6.6%) - continued
HSBC Holdings plc
$ 76,000 6.875%,  6/1/2021
b,i
$ 77,520
76,000 3.803%,  3/11/2025
b
82,101
63,000 6.375%,  3/30/2025
b,i
65,941
49,000 2.633%,  11/7/2025
b
51,040
49,000 1.645%,  4/18/2026
b
48,862
42,000 6.500%,  3/23/2028
b,i
44,599
Huntington Bancshares, Inc.
55,000 3.150%,  3/14/2021 55,589
66,000 4.450%,  10/15/2027
b,i
65,340
Icahn Enterprises, LP
75,000 6.750%,  2/1/2024 76,933
175,000 6.375%,  12/15/2025 179,894
ILFC E-Capital Trust II
63,000
3.230%,  (H15T30Y +
1.800%), 12/21/2065
b,g
34,178
ING Groep NV
66,000 4.100%,  10/2/2023 72,370
Intercontinental Exchange, Inc.
41,000 0.700%,  6/15/2023 41,108
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
168,261
J.P. Morgan Chase & Company
91,000 2.776%,  4/25/2023
b
94,103
96,000 3.375%,  5/1/2023 102,465
110,000 5.150%,  5/1/2023
b,i
110,550
71,000
1.494%,  (LIBOR 3M +
1.230%), 10/24/2023
b
72,096
44,000 6.750%,  2/1/2024
b,i
47,630
49,000 1.514%,  6/1/2024
b
50,060
144,000 5.000%,  8/1/2024
b,i
143,752
87,000 3.875%,  9/10/2024 96,230
176,000 4.023%,  12/5/2024
b
193,550
126,000 4.600%,  2/1/2025
b,i
123,480
44,000 2.083%,  4/22/2026
b
45,955
Kilroy Realty, LP
46,000 4.375%,  10/1/2025 50,776
Liberty Mutual Group, Inc.
10,000 5.000%,  6/1/2021
g
10,305
Lincoln National Corporation
40,000
2.638%,  (LIBOR 3M +
2.358%), 5/17/2066
b
28,860
Lloyds Banking Group plc
81,000 3.000%,  1/11/2022 83,338
59,000 2.858%,  3/17/2023
b
60,649
75,000 3.900%,  3/12/2024 81,629
46,000 7.500%,  6/27/2024
b,i
48,243
80,000 6.657%,  5/21/2037
b,g,i
94,800
MetLife, Inc.
44,000 3.850%,  9/15/2025
b,i
43,835
84,000 5.875%,  3/15/2028
b,i
91,350
MGM Growth Properties Operating
Partnership, LP
110,000 4.625%,  6/15/2025
g
112,200
Mitsubishi UFJ Financial Group,
Inc.
38,000 2.998%,  2/22/2022 39,268
52,000 2.623%,  7/18/2022 53,894
82,000 3.455%,  3/2/2023 87,294
36,000 3.407%,  3/7/2024 39,111
49,000 1.412%,  7/17/2025 49,604
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
53,852
Morgan Stanley
75,000 5.500%,  7/28/2021 78,152

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Financials (6.6%) - continued
$ 37,000 2.750%,  5/19/2022 $ 38,343
26,000 4.875%,  11/1/2022 28,108
82,000 3.125%,  1/23/2023 86,711
81,000 4.100%,  5/22/2023 87,549
36,000 2.720%,  7/22/2025
b
38,241
89,000 2.188%,  4/28/2026
b
93,163
MPT Operating Partnership, LP
110,000 5.250%,  8/1/2026 113,300
120,000 4.625%,  8/1/2029 124,856
National Australia Bank, Ltd.
60,000 1.875%,  12/13/2022 61,966
National Bank of Canada
60,000 2.100%,  2/1/2023 62,026
National Securities Clearing
Corporation
42,000 1.200%,  4/23/2023
g
42,739
Natwest Group plc
34,000 6.125%,  12/15/2022 37,190
34,000 6.100%,  6/10/2023 37,614
Nippon Life Insurance Company
63,000 3.400%,  1/23/2050
b,g
67,095
Nomura Holdings, Inc.
48,000 2.648%,  1/16/2025 50,537
Outfront Media Cap, LLC
205,000 4.625%,  3/15/2030
g
196,800
Park Aerospace Holdings, Ltd.
18,000 4.500%,  3/15/2023
g
17,857
PayPal Holdings, Inc.
41,000 1.650%,  6/1/2025 42,456
PNC Financial Services Group,
Inc.
34,000 3.500%,  1/23/2024 37,048
Provident Financing Trust I
22,000 7.405%,  3/15/2038 25,235
Prudential Financial, Inc.
125,000 5.625%,  6/15/2043
b
132,756
129,000 5.200%,  3/15/2044
b
136,625
22,000 3.700%,  10/1/2050
b
22,447
Quicken Loans, LLC
70,000 3.625%,  3/1/2029
g
69,388
70,000 3.875%,  3/1/2031
g
69,125
Regions Financial Corporation
42,000 3.800%,  8/14/2023 45,534
44,000 5.750%,  6/15/2025
b,i
46,970
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 62,933
Royal Bank of Canada
44,000 1.600%,  4/17/2023 45,152
41,000 2.250%,  11/1/2024 43,450
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,i
45,100
81,000 4.269%,  3/22/2025
b
88,038
33,000 3.754%,  11/1/2029
b
34,166
Santander Holdings USA, Inc.
42,000 3.450%,  6/2/2025 44,821
Santander UK Group Holdings plc
85,000 2.875%,  8/5/2021 86,708
Santander UK plc
60,000 2.100%,  1/13/2023 61,915
Service Properties Trust
70,000 4.500%,  6/15/2023 68,674
80,000 4.750%,  10/1/2026 71,292
Simon Property Group, LP
60,000 2.500%,  7/15/2021 60,649
Principal
Amount Long-Term Fixed Income (52.2%) Value
Financials (6.6%) - continued
$ 35,000 2.000%,  9/13/2024 $ 36,076
Societe Generale SA
48,000 2.625%,  10/16/2024
g
49,718
44,000 8.000%,  9/29/2025
b,g,i
49,115
Springleaf Finance Corporation
30,000 6.875%,  3/15/2025 33,290
110,000 7.125%,  3/15/2026 122,892
70,000 6.625%,  1/15/2028 77,686
Standard Chartered plc
60,000 2.744%,  9/10/2022
b,g
60,949
State Street Corporation
44,000 2.825%,  3/30/2023
b,g
45,525
41,000 2.354%,  11/1/2025
b
43,391
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 38,449
144,000 2.778%,  10/18/2022 150,385
48,000 2.448%,  9/27/2024 50,722
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
g
41,148
Synchrony Financial
34,000 2.850%,  7/25/2022 35,020
42,000 4.250%,  8/15/2024 45,632
Toronto-Dominion Bank
36,000 3.250%,  3/11/2024 39,009
Truist Bank
67,000 1.500%,  3/10/2025 69,070
Truist Financial Corporation
99,000 4.950%,  9/1/2025
b,i
104,198
UBS Group AG
49,000 1.364%,  1/30/2027
b,g
48,962
USB Realty Corporation
84,000
1.422%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
68,040
Ventas Realty, LP
42,000 3.100%,  1/15/2023 43,668
34,000 3.750%,  5/1/2024 36,424
VEREIT Operating Partnership, LP
41,000 4.625%,  11/1/2025 45,292
VICI Properties, LP / VICI Note
Company, Inc.
40,000 4.250%,  12/1/2026
g
40,186
30,000 3.750%,  2/15/2027
g
29,498
40,000 4.625%,  12/1/2029
g
40,857
30,000 4.125%,  8/15/2030
g
29,550
Wachovia Capital Trust II
50,000
0.775%,  (LIBOR 3M +
0.500%), 1/15/2027
b
45,519
Wells Fargo & Company
35,000 2.100%,  7/26/2021 35,489
38,000 2.625%,  7/22/2022 39,419
69,000 4.125%,  8/15/2023 75,163
80,000
1.491%,  (LIBOR 3M +
1.230%), 10/31/2023
b
80,997
36,000 3.750%,  1/24/2024 39,109
61,000 1.654%,  6/2/2024
b
62,121
80,000 2.406%,  10/30/2025
b
83,815
68,000 2.188%,  4/30/2026
b
70,622
Westpac Banking Corporation
40,000 2.000%,  1/13/2023 41,463
40,000 2.894%,  2/4/2030
b
41,446
Total 15,139,469

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 49,000 2.150%,  5/13/2025
g
$ 50,601
Total 50,601
Mortgage-Backed Securities (13.8%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,050,945 3.000%,  3/25/2050 2,150,593
1,288,438 3.000%,  4/1/2050 1,351,041
738,032 3.500%,  7/1/2047 780,920
Federal National Mortgage
Association
423,743 4.500%,  5/1/2048 458,916
811,405 3.500%,  10/1/2048 857,326
517,093 3.500%,  6/1/2049 546,983
946,667 3.500%,  8/1/2049 1,002,412
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,400,000 1.500%,  10/1/2035
e
1,432,047
2,950,000 2.000%,  10/1/2035
e
3,065,234
3,000,000 2.500%,  10/1/2035
e
3,132,187
1,650,000 2.000%,  11/1/2035
e
1,713,799
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,650,000 2.000%,  10/1/2050
e
2,739,437
4,777,000 2.500%,  10/1/2050
e
5,010,252
3,000,000 2.000%,  11/1/2050
e
3,093,837
1,875,000 2.500%,  11/1/2050
e
1,962,506
1,243,838 4.000%,  7/1/2048 1,326,653
1,100,000 3.000%,  10/1/2049
e
1,152,293
Total 31,776,436
Technology (1.4%)
Apple, Inc.
120,000 3.450%,  5/6/2024 132,250
41,000 1.125%,  5/11/2025 41,949
Baidu, Inc.
52,000 3.075%,  4/7/2025 55,261
Black Knight InfoServ, LLC
20,000 3.625%,  9/1/2028
g
20,212
Broadcom Corporation
155,000 2.650%,  1/15/2023 161,006
60,000 3.125%,  1/15/2025 63,994
Broadcom, Inc.
22,000 2.250%,  11/15/2023 22,870
CDW, LLC
100,000 4.250%,  4/1/2028 103,500
CommScope Technologies
Finance, LLC
229,000 6.000%,  6/15/2025
g
232,103
Dell International, LLC/ EMC
Corporation
54,000 4.000%,  7/15/2024
g
58,343
22,000 5.850%,  7/15/2025
g
25,670
Diamond 1 Finance Corporation
112,000 5.450%,  6/15/2023
g
122,790
Diamond Sports Group, LLC
70,000 5.375%,  8/15/2026
g
49,525
140,000 6.625%,  8/15/2027
g
72,800
Fiserv, Inc.
73,000 2.750%,  7/1/2024 78,039
Principal
Amount Long-Term Fixed Income (52.2%) Value
Technology (1.4%) - continued
Gartner, Inc.
$ 80,000 4.500%,  7/1/2028
g
$ 83,816
60,000 3.750%,  10/1/2030
g
60,693
Global Payments, Inc.
17,000 2.650%,  2/15/2025 18,038
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 36,120
34,000 4.450%,  10/2/2023 37,387
Intuit, Inc.
41,000 0.950%,  7/15/2025 41,384
Iron Mountain, Inc.
100,000 5.000%,  7/15/2028
g
102,498
Marvell Technology Group, Ltd.
42,000 4.200%,  6/22/2023 45,342
Micron Technology, Inc.
64,000 2.497%,  4/24/2023 66,457
NCR Corporation
220,000 6.125%,  9/1/2029
g
232,456
NXP BV/NXP Funding, LLC
51,000 4.875%,  3/1/2024
g
57,342
NXP Funding, LLC
21,000 2.700%,  5/1/2025
g
22,228
Open Text Corporation
160,000 4.125%,  2/15/2030
g
164,550
Oracle Corporation
30,000 2.500%,  5/15/2022 30,938
66,000 2.500%,  4/1/2025 70,722
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
53,658
Plantronics, Inc.
140,000 5.500%,  5/31/2023
g
124,600
PTC, Inc.
40,000 3.625%,  2/15/2025
g
40,600
40,000 4.000%,  2/15/2028
g
41,113
Qorvo, Inc.
70,000 3.375%,  4/1/2031
g
71,199
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 42,787
41,000 4.750%,  1/1/2025 45,004
Sensata Technologies, Inc.
150,000 3.750%,  2/15/2031
g
149,063
SS&C Technologies, Inc.
160,000 5.500%,  9/30/2027
g
170,035
Switch, Ltd.
30,000 3.750%,  9/15/2028
g
30,300
Tencent Holdings, Ltd.
49,000 1.810%,  1/26/2026
g
49,957
Texas Instruments, Inc.
66,000 1.375%,  3/12/2025 68,285
Total System Services, Inc.
41,000 3.750%,  6/1/2023 43,956
Xerox Holdings Corporation
80,000 5.000%,  8/15/2025
g
79,062
Total 3,319,902
Transportation (0.4%)
Air Canada Pass Through Trust
9,362 3.875%,  3/15/2023
g
8,053
Air Lease Corporation
40,000 2.300%,  2/1/2025 39,277
41,000 3.375%,  7/1/2025 41,858
American Airlines, Inc.
30,000 11.750%,  7/15/2025
g
28,950

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (52.2%) Value
Transportation (0.4%) - continued
CSX Corporation
$ 34,000 3.700%,  11/1/2023 $ 36,891
Delta Air Lines, Inc.
120,000 7.000%,  5/1/2025
g
131,738
82,073 4.500%,  10/20/2025
g
84,227
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 36,434
Mileage Plus Holdings, LLC
80,000 6.500%,  6/20/2027
g
83,300
Penske Truck Leasing Company,
LP
36,000 3.375%,  2/1/2022
g
37,171
Ryder System, Inc.
78,000 3.500%,  6/1/2021 79,596
Southwest Airlines Company
20,000 4.750%,  5/4/2023 21,357
65,000 5.250%,  5/4/2025 71,575
Union Pacific Corporation
63,000 3.750%,  7/15/2025 71,724
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 32,783
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
81,654
150,000 6.750%,  8/15/2024
g
158,880
Total 1,045,468
Utilities (1.3%)
AES Corporation
110,000 5.125%,  9/1/2027 117,161
Alabama Power Company
38,000 2.450%,  3/30/2022 39,049
Ameren Corporation
40,000 2.500%,  9/15/2024 42,361
Berkshire Hathaway Energy
Company
42,000 4.050%,  4/15/2025
g
47,910
Calpine Corporation
130,000 4.500%,  2/15/2028
g
133,138
CenterPoint Energy, Inc.
40,000 2.500%,  9/1/2022 41,335
34,000 2.500%,  9/1/2024 36,167
Dominion Energy, Inc.
34,000 2.715%,  8/15/2021 34,622
34,000 3.071%,  8/15/2024 36,554
64,000 4.650%,  12/15/2024
b,i
64,856
DTE Energy Company
54,000 3.300%,  6/15/2022 56,192
53,000 2.529%,  10/1/2024 56,332
Duke Energy Corporation
80,000 2.400%,  8/15/2022 82,687
63,000 4.875%,  9/16/2024
b,i
66,642
Edison International
42,000 4.950%,  4/15/2025 45,964
Entergy Corporation
41,000 0.900%,  9/15/2025 40,943
Evergy, Inc.
35,000 2.450%,  9/15/2024 37,045
Eversource Energy
43,000 2.500%,  3/15/2021 43,352
Exelon Generation Company, LLC
41,000 3.250%,  6/1/2025 44,814
FirstEnergy Corporation
59,000 2.850%,  7/15/2022 60,472
41,000 2.050%,  3/1/2025 41,471
Principal
Amount Long-Term Fixed Income (52.2%) Value
Utilities (1.3%) - continued
Florida Power & Light Company
$ 44,000 2.850%,  4/1/2025 $ 48,249
Georgia Power Company
40,000 2.100%,  7/30/2023 41,753
35,000 2.200%,  9/15/2024 36,916
GFL Environmental, Inc.
100,000 3.750%,  8/1/2025
g
99,750
NextEra Energy Operating
Partners, LP
220,000 3.875%,  10/15/2026
g
227,700
NiSource, Inc.
95,000 5.650%,  6/15/2023
b,i
94,287
41,000 0.950%,  8/15/2025 40,949
PG&E Corporation
60,000 5.000%,  7/1/2028 58,200
40,000 5.250%,  7/1/2030 38,700
PPL Capital Funding, Inc.
69,000 3.950%,  3/15/2024 75,757
PSEG Power, LLC
75,000 3.000%,  6/15/2021 76,217
Public Service Enterprise Group,
Inc.
34,000 2.875%,  6/15/2024 36,375
Sempra Energy
80,000 3.550%,  6/15/2024 86,603
44,000 4.875%,  10/15/2025
b,i
45,210
Southern Company
85,000 4.000%,  1/15/2051
b
85,236
Suburban Propane Partners, LP
100,000 5.875%,  3/1/2027 102,375
Talen Energy Supply, LLC
110,000 7.625%,  6/1/2028
g
110,000
TerraForm Power Operating, LLC
115,000 5.000%,  1/31/2028
g
125,888
TransCanada Trust
165,000 5.875%,  8/15/2076
b
175,725
Vistra Operations Company, LLC
180,000 5.000%,  7/31/2027
g
189,045
Total 2,964,002
Total Long-Term Fixed Income
(cost $119,470,948) 120,369,400
Shares
Registered Investment
Companies ( 18.9% ) Value
Unaffiliated  (3.6%)
4,284 Aberdeen Asia-Pacific Income
Fund, Inc. 17,093
2,175 AllianceBernstein Global High
Income Fund, Inc. 22,859
6,450 AllianzGI NFJ Dividend Interest &
Premium Strategy Fund 76,110
1,046 BlackRock Core Bond Trust 16,380
1,615 BlackRock Corporate High Yield
Fund, Inc. 17,248
1,164 BlackRock Credit Allocation
Income Trust 16,552
3,300 BlackRock Enhanced Equity
Dividend Trust 24,123
2,562 BlackRock Enhanced Global
Dividend Trust 24,518
2,843 BlackRock Multi-Sector Income
Trust 44,862
9,264 BlackRock Resources &
Commodities Strategy Trust 55,121

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares
Registered Investment
Companies (18.9%) Value
Unaffiliated  (3.6%)- continued
1,900 Brookfield Real Assets Income
Fund, Inc. $ 31,388
1,608 Cohen & Steers Quality Income
Realty Fund, Inc. 17,865
1,414 Eaton Vance Limited Duration
Income Fund 15,992
2,259 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 16,626
1,901 Invesco Dynamic Credit
Opportunities Fund 17,508
120,511 Invesco Senior Loan ETF 2,619,909
28,775 iShares S&P U.S. Preferred Stock
Index Fund 1,048,849
4,311 Liberty All-Star Equity Fund 25,909
3,825 Nuveen Credit Strategies Income
Fund 22,606
1,315 PGIM Global High Yield Fund, Inc. 17,424
1,281 PGIM High Yield Bond Fund, Inc. 17,691
872 Pimco Dynamic Credit And
Mortgage Income Fund 17,510
3,158 Royce Micro-Cap Trust, Inc. 24,222
3,203 Royce Value Trust, Inc. 40,486
7,054 SPDR Bloomberg Barclays High
Yield Bond ETF 735,521
10,600 Templeton Global Income Fund 56,710
651 Tri-Continental Corporation 16,880
34,300 Vanguard Short-Term Corporate
Bond ETF
l
2,841,755
6,550 Voya Global Equity Dividend &
Premium Opportunity Fund 32,423
4,400 Wells Fargo Income Opportunities
Fund 32,120
19,373 Western Asset High Income
Opportunity Fund, Inc. 94,928
Total 8,059,188
Affiliated  (15.3%)
3,596,743 Thrivent Core Emerging Markets
Debt Fund 35,320,015
Total 35,320,015
Total Registered Investment
Companies (cost $42,958,011) 43,379,203
Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
2,811,590 Thrivent Cash Management Trust 2,811,590
Total Collateral Held for
Securities Loaned
(cost $2,811,590) 2,811,590
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
4,325 AT&T, Inc., 4.750%
i
110,288
1,250 AT&T, Inc., 5.000%
i
33,387
Total 143,675
Consumer Staples (0.1%)
5,280 CHS, Inc., 7.100%
b,i
140,712
Total 140,712
Energy (<0.1%)
9,435 Crestwood Equity Partners, LP,
9.250%
i
55,572
Shares Preferred Stock (0.9%) Value
Energy (<0.1%) - continued
825 Energy Transfer Operating, LP,
7.600%
b,i
$ 14,363
1,736 Nustar Logistics, LP, 7.009%
b
33,227
Total 103,162
Financials (0.7%)
1,250 Aegon Funding Corporation II,
5.100% 31,837
1,870 Agribank FCB, 6.875%
b,i
199,155
2,400 Allstate Corporation, 5.100%
i
64,272
2,200 Bank of America Corporation,
5.000%
i
57,728
1,000 Bank of America Corporation,
5.375%
i
26,870
2,500 Capital One Financial Corporation,
5.000%
i
62,700
1,445 Cobank ACB, 6.250%
b,i
150,280
2,775 Equitable Holdings, Inc., 5.250%
i
70,846
70 First Horizon Bank, 3.750%
b,g,i
52,500
5,000 GMAC Capital Trust I, 6.065%
b
124,850
1,950 Hartford Financial Services Group,
Inc., 7.875%
b
53,956
1,750 J.P. Morgan Chase & Company,
4.750%
i
46,305
1,750 J.P. Morgan Chase & Company,
5.750%
i
47,793
1,750 Legg Mason, Inc., 5.450% 44,625
3,700 Morgan Stanley, 7.125%
b,i
102,120
425 Synovus Financial Corporation,
5.875%
b,i
10,935
2,650 Truist Financial Corporation,
4.750%
i,m
68,768
213 Wells Fargo & Company,
Convertible, 7.500%
i
285,857
Total 1,501,397
Real Estate (<0.1%)
3,200 Public Storage, 4.125%
i,m
82,976
668 Public Storage, 4.625%
i
17,982
175 Public Storage, 4.700%
i
4,748
275 Public Storage, 4.875%
i
7,436
Total 113,142
Utilities (<0.1%)
3,525 Southern Company, 4.950% 92,919
Total 92,919
Total Preferred Stock
(cost $2,090,241) 2,095,007
Shares Common Stock ( 0.1% ) Value
Energy (0.1%)
600 Enbridge, Inc. 17,520
1,300 Kinder Morgan, Inc. 16,029
57,427 McDermott International, Inc.
m
137,825
1,000 MPLX, LP 15,740
800 Williams Companies, Inc. 15,720
Total 202,834
Financials (<0.1%)
2,000 FS KKR Capital Corporation 31,720
2,200 FS KKR Capital Corporation II 32,362
2,700 Golub Capital BDC, Inc. 35,748

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (0.1%) Value
Financials (<0.1%) - continued
1,900 Sixth Street Specialty Lending, Inc. $ 32,699
Total 132,529
Total Common Stock
(cost $367,513) 335,363
Shares or
Principal
Amount Short-Term Investments ( 12.8% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.070%, 10/14/2020
n,o
299,993
Thrivent Core Short-Term Reserve
Fund
2,920,206 0.310% 29,202,063
U.S. Treasury Bills
100,000 0.092%, 11/19/2020
n,p
99,988
Total Short-Term Investments
(cost $29,607,889) 29,602,044
Total Investments (cost
$261,851,387) 113.3% $261,397,116
Other Assets and Liabilities, Net
(13.3%) (30,653,698)
Total Net Assets 100.0% $230,743,418
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
September 30, 2020. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
f In bankruptcy.  Interest is not being accrued.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $44,969,708 or
19.5% of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
September 30, 2020.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
p All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Opportunity Income Plus Portfolio as of September 30,
2020 was $66,000 or 0.0% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of September 30, 2020.
Security
Acquisition
Date Cost
Windstream Services, LLC,
10/31/2025 1/14/2020 $ 107,957
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of September 30, 2020:
Securities Lending Transactions
Long-Term Fixed Income $ 62,588
Common Stock 2,692,625
Total lending $2,755,213
Gross amount payable upon return of
collateral for securities loaned $2,811,590
Net amounts due to counterparty
$56,377
Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
H15T30Y - U. S. Treasury Yield Curve Rate Treasury
Note Constant Maturity 30 Year
LIBOR 1W - ICE Libor USD Rate 1 Week
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,995,489 – 2,690,124 305,365
Capital Goods 7,105,047 – 6,755,031 350,016
Communications Services 17,134,845 – 16,380,545 754,300
Consumer Cyclical 8,020,119 – 7,571,619 448,500
Consumer Non-Cyclical 11,382,930 – 11,382,930 –
Energy 1,818,153 – 1,818,153 –
Financials 5,369,126 – 5,369,126 –
Technology 5,572,066 – 5,572,066 –
Transportation 1,851,081 – 1,851,081 –
Utilities 1,555,653 – 1,555,653 –
Long-Term Fixed Income
Asset-Backed Securities 10,677,556 – 10,677,556 –
Basic Materials 1,939,388 – 1,939,388 –
Capital Goods 3,648,212 – 3,648,212 –
Collateralized Mortgage Obligations 21,882,780 – 21,882,780 –
Commercial Mortgage-Backed Securities 1,064,629 – 1,064,629 –
Communications Services 6,495,283 – 6,495,283 –
Consumer Cyclical 6,584,163 – 6,584,163 –
Consumer Non-Cyclical 7,826,881 – 7,826,881 –
Energy 5,954,630 – 5,954,630 –
Financials 15,139,469 – 15,139,469 –
Foreign Government 50,601 – 50,601 –
Mortgage-Backed Securities 31,776,436 – 31,776,436 –
Technology 3,319,902 – 3,319,902 –
Transportation 1,045,468 – 1,045,468 –
Utilities 2,964,002 – 2,964,002 –
Registered Investment Companies
Unaffiliated 8,059,188 8,059,188 – –
Preferred Stock
Communications Services 143,675 143,675 – –
Consumer Staples 140,712 140,712 – –
Energy 103,162 103,162 – –
Financials 1,501,397 1,099,462 401,935 –
Real Estate 113,142 113,142 – –
Utilities 92,919 92,919 – –
Common Stock
Energy 202,834 202,834 – –
Financials 132,529 132,529 – –
Short-Term Investments 399,981 – 399,981 –
Subtotal Investments in Securities $194,063,448 $10,087,623 $182,117,644 $1,858,181
Other Investments  * Total
Affiliated Registered Investment Companies 35,320,015
Affiliated Short-Term Investments 29,202,063
Collateral Held for Securities Loaned 2,811,590
Subtotal Other Investments $67,333,668
Total Investments at Value $261,397,116
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 52,346 52,346 – –
Total Asset Derivatives $52,346 $52,346 $– $–
Liability Derivatives
Futures Contracts 54,739 54,739 – –
Credit Default Swaps 740 – 740 –
Total Liability Derivatives $55,479 $54,739 $740 $–

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling $299,993 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 December 2020 $ 9,278,191 $ 2,168
CBOT 5-Yr. U.S. Treasury Note 33 December 2020 4,155,267 3,764
CME Ultra Long Term U.S. Treasury Bond 10 December 2020 2,252,685 (34,560)
Total Futures Long Contracts $ 15,686,143 ( $ 28,628)
CBOT 10-Yr. U.S. Treasury Note (32) December 2020 ( $ 4,459,913) ( $ 5,087)
CBOT U.S. Long Bond (31) December 2020 (5,511,133) 46,414
CME E-mini S&P 500 Index (8) December 2020 (1,330,040) (10,760)
Ultra 10-Yr. U.S. Treasury Note (11) December 2020 (1,754,808) (4,332)
Total Futures Short Contracts ( $ 13,055,894) $26,235
Total Futures Contracts $ 2,630,249 ($2,393)
The following table presents Opportunity Income Plus Portfolio's swaps contracts held as of September 30, 2020. Investments totaling $99,988 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 35, 5 Year, at 5.00%, Quarterly Buy 12/20/2025 $ 1,110,000 $ – ( $ 740) ( $ 740)
Total Credit Default Swaps $– ($740) ($740)
1 As the buyer of protection, Opportunity Income Plus Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Opportunity Income Plus Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,562 $3,189 $– $35,320 3,597 15.3%
Total Affiliated Registered Investment
Companies
32,562
35,320 15.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% 35,398 94,337 100,509 29,202 2,920 12.6
Total Affiliated Short-Term Investments
35,398
29,202 12.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 370 25,695 23,253 2,812 2,812 1.2
Total Collateral Held for Securities Loaned
370
2,812 1.2
Total Value
$68,330
$67,334
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(431) – $1,165
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% (18) (6) – 247
Total Income/Non Income Cash from Affiliated
Investments $1,412
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 6
Total Affiliated Income from Securities Loaned, Net $6
Total Value $(18) $(437) $–

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 91.3% ) Value
Bermuda (1.0%)
196,000 China Resources Gas Group, Ltd. $ 880,027
Total 880,027
Brazil (5.3%)
346,129 Banco Bradesco SA ADR 1,187,223
220,500 Petroleo Brasileiro SA 773,491
158,202 Vale SA ADR 1,673,777
72,842 WEG SA 848,152
Total 4,482,643
Cayman Islands (20.3%)
290,200 Budweiser Brewing Company
APAC, Ltd.
a
848,789
100,500 China Conch Venture Holdings, Ltd. 467,535
410,000 China Resources Land, Ltd. 1,869,938
15,391 Huazhu Group, Ltd. ADR 665,507
79,600 Meituan Dianping
b
2,507,504
5,955 New Oriental Education &
Technology Group, Inc. ADR
b
890,272
315,200 Sands China, Ltd. 1,221,782
111,200 Tencent Holdings, Ltd. 7,510,825
53,500 Wuxi Biologics (Cayman), Inc.
a,b
1,311,182
Total 17,293,334
China (18.1%)
10,361 Autohome, Inc. ADR 994,656
54,900 China International Travel Service
Corporation, Ltd. 1,803,539
226,000 China Merchants Bank Company,
Ltd. 1,072,464
19,800 Hangzhou Tigermed Consulting
Company, Ltd. 300,524
9,900 Hangzhou Tigermed Consulting
Company, Ltd.
a,b
141,026
7,595 Kweichow Moutai Company, Ltd. 1,867,961
155,300 LONGi Green Energy Technology
Company, Ltd. 1,718,192
161,525 Midea Group Company, Ltd. 1,731,197
187,800 NARI Technology Company, Ltd. 545,994
288,000 Ping An Insurance Company of
China, Ltd. 2,989,684
95,982 Shanghai International Airport
Company, Ltd. 974,538
71,600 Shenzhou International Group
Holdings, Ltd. 1,219,269
Total 15,359,044
Hong Kong (4.2%)
142,000 AIA Group, Ltd. 1,411,494
48,500 China Mobile, Ltd. 311,335
38,530 Hong Kong Exchanges & Clearing,
Ltd. 1,813,742
Total 3,536,571
India (10.2%)
30,407 Hindustan Unilever, Ltd. 854,519
84,762 Housing Development Finance
Corporation 2,009,088
333,720 ITC, Ltd. 779,627
74,078 Kotak Mahindra Bank, Ltd.
b
1,279,025
87,121 SBI Life Insurance Company, Ltd.
a,b
958,731
55,730 Tata Consultancy Services, Ltd. 1,885,481
16,447 Ultra Tech Cement, Ltd. 905,427
Total 8,671,898
Shares Common Stock (91.3%) Value
Indonesia (2.4%)
1,670,300 Astra International Tbk PT $ 502,912
566,100 Bank Central Asia Tbk PT 1,033,362
2,379,200 Bank Rakyat Indonesia Persero
Tbk PT 488,104
Total 2,024,378
Mexico (2.7%)
18,300 Fomento Economico Mexicano SAB
de CV ADR 1,028,277
37,500 Grupo Aeroportuario del Sureste,
SAB de CV
b
435,181
245,813 Grupo Financiero Banorte SAB de
CV ADR
b
849,226
Total 2,312,684
Netherlands (5.0%)
2,900 ASML Holding NV 1,071,188
20,266 Prosus NV
b
1,870,618
20,320 Yandex NV
b
1,325,880
Total 4,267,686
Philippines (1.6%)
1,310,200 Ayala Land, Inc. 806,370
405,076 Bank of the Philippine Islands 536,351
Total 1,342,721
Russian Federation (2.6%)
11,799 Lukoil ADR 681,757
57,366 NovaTek PJSC 783,838
252,698 Sberbank of Russia PJSC
b
739,219
Total 2,204,814
South Africa (2.2%)
10,725 Naspers, Ltd.
b
1,894,291
Total 1,894,291
South Korea (3.3%)
3,330 LG Chem, Ltd. 1,858,706
2,630 Samsung SDI Company, Ltd. 971,570
Total 2,830,276
Taiwan (9.0%)
505,499 Taiwan Semiconductor
Manufacturing Company, Ltd. 7,604,767
Total 7,604,767
United Kingdom (0.7%)
28,800 Mondi plc 610,469
Total 610,469
United States (2.7%)
1,630 Mercadolibre, Inc.
b
1,764,442
10,258 Yum China Holding, Inc. 543,161
Total 2,307,603
Total Common Stock
(cost $55,675,202) 77,623,206

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Preferred Stock ( 8.0% ) Value
South Korea (8.0%)
158,446 Samsung Electronics Company,
Ltd. $ 6,819,676
Total 6,819,676
Total Preferred Stock
(cost $2,818,372) 6,819,676
Shares Short-Term Investments ( 0.8% )
Thrivent Core Short-Term Reserve
Fund
70,793 0.310% 707,928
Total Short-Term Investments
(cost $707,973) 707,928
Total Investments (cost
$59,201,547) 100.1% $85,150,810
Other Assets and Liabilities,
Net (0.1%) (114,918)
Total Net Assets 100.0% $85,035,892
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $3,259,728 or
3.8% of total net assets.
b Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,036,987 2,320,536 9,716,451 –
Consumer Discretionary 12,849,585 3,863,382 8,986,203 –
Consumer Staples 5,379,173 1,028,277 4,350,896 –
Energy 3,119,113 – 3,119,113 –
Financials 18,705,866 1,187,223 17,518,643 –
Health Care 1,752,732 – 1,752,732 –
Industrials 4,127,809 – 4,127,809 –
Information Technology 11,533,006 – 11,533,006 –
Materials 5,048,379 1,673,777 3,374,602 –
Real Estate 806,370 – 806,370 –
Utilities 2,264,186 – 2,264,186 –
Preferred Stock
Information Technology 6,819,676 – 6,819,676 –
Subtotal Investments in Securities $84,442,882 $10,073,195 $74,369,687 $–
Other Investments  * Total
Affiliated Short-Term Investments 707,928
Subtotal Other Investments $707,928
Total Investments at Value $85,150,810
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $733 $13,343 $13,368 $708 71 0.8%
Total Affiliated Short-Term Investments
733
708 0.8
Total Value
$733
$708
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $0 $0 – $9
Total Income/Non Income Cash from Affiliated
Investments $9
Total Value $0 $0 $–

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Biotechnology (21.2%)
20,110 Acceleron Pharma, Inc.
a
$ 2,262,978
13,156 Agios Pharmaceuticals, Inc.
a
460,460
13,869 Alexion Pharmaceuticals, Inc.
a
1,587,030
16,105 Allakos , Inc.
a
1,311,752
3,911 Allogene Therapeutics, Inc.
a
147,484
16,711 Alnylam Pharmaceuticals, Inc.
a
2,433,122
29,259 Amgen, Inc. 7,436,467
8,875 Annexon , Inc.
a
268,291
5,986 Arcutis Biotherapeutics , Inc.
a
175,390
10,012 Arena Pharmaceuticals, Inc.
a
748,797
10,449 Atreca , Inc.
a
145,972
5,747 Biogen, Inc.
a
1,630,309
18,437 BioMarin Pharmaceutical, Inc.
a
1,402,687
5,278 Blueprint Medicines Corporation
a
489,271
2,707 ChemoCentryx , Inc.
a
148,344
7,651 Dicerna Pharmaceuticals, Inc.
a
137,641
4,628 Eidos Therapeutics, Inc.
a
233,853
3,080 FibroGen , Inc.
a
126,650
3,324 Galapagos NV ADR
a
471,709
662 Genfit ADR
a
3,522
7,730 Genmab AS
a
2,805,260
25,799 Genmab AS ADR
a
944,501
41,345 Gilead Sciences, Inc. 2,612,590
15,038 Halozyme Therapeutics, Inc.
a
395,199
10,948 Humanigen , Inc.
a
116,487
17,178 Immunomedics , Inc.
a
1,460,645
18,993 Immunovant , Inc.
a
668,364
12,716 Incyte Corporation
a
1,141,134
7,225 Intellia Therapeutics, Inc.
a
143,633
16,200 Iovance Biotherapeutics , Inc.
a
533,304
4,670 Kodiak Sciences, Inc.
a
276,511
2,683 Krystal Biotech, Inc.
a
115,503
7,787 Livongo Health, Inc.
a
1,090,569
30,019 Mersana Therapeutics, Inc.
a
558,954
2,738 Mirati Therapeutics, Inc.
a
454,645
11,395 Molecular Templates, Inc.
a
124,433
11,245 Neurocrine Biosciences, Inc.
a
1,081,319
4,360 Passage Bio, Inc.
a
57,160
41,606 PPD, Inc.
a
1,539,006
11,100 Prothena Corporation plc
a
110,889
4,421 RAPT Therapeutics, Inc.
a
142,356
6,620 Regeneron Pharmaceuticals, Inc.
a
3,705,744
5,806 Relay Therapeutics, Inc.
a
247,277
4,632 Sarepta Therapeutics, Inc.
a
650,472
33,169 Seattle Genetics, Inc.
a
6,490,842
13,900 Seres Therapeutics, Inc.
a
393,509
7,235 Taysha Gene Therapies, Inc.
a
162,064
5,383 TCR2 Therapeutics, Inc.
a
109,383
22,299 Vertex Pharmaceuticals, Inc.
a
6,068,004
4,058 Vir Biotechnology, Inc.
a
139,311
Total 55,960,797
Financials (0.4%)
6,700 ARYA Sciences Acquisition
Corporation II
a
73,700
8,560 ARYA Sciences Acquisition
Corporation III
a
91,763
19,371 GoHealth , Inc.
a
252,307
7,296 Health Sciences Acquisitions
Corporation 2
a
80,256
19,084 Longview Acquisition Corporation
a
193,703
6,440 Panacea Acquisition Corporation
a
77,280
5,200 Selectquote , Inc.
a
105,300
Shares Common Stock (98.4%) Value
Financials (0.4%) - continued
14,300 Therapeutics Acquisition
Corporation
a
$ 205,634
Total 1,079,943
Health Care Distributors (0.7%)
7,353 AmerisourceBergen Corporation 712,653
13,215 Cardinal Health, Inc. 620,444
3,179 McKesson Corporation 473,448
Total 1,806,545
Health Care Equipment (29.7%)
123,961 Abbott Laboratories 13,490,676
5,667 ABIOMED, Inc.
a
1,570,099
73,568 Avantor , Inc.
a
1,654,544
65,730 Baxter International, Inc. 5,286,006
16,304 Becton, Dickinson and Company 3,793,615
193,878 Boston Scientific Corporation
a
7,408,078
83,367 Edwards Lifesciences Corporation
a
6,654,354
19,666 Envista Holdings Corporation
a
485,357
3,110 GoodRx Holdings, Inc.
a
172,916
7,307 Intuitive Surgical, Inc.
a
5,184,609
15,822 Masimo Corporation
a
3,734,941
76,631 Medtronic plc 7,963,493
7,620 Nevro Corporation
a
1,061,466
13,332 ResMed , Inc. 2,285,505
2,358 SI-BONE, Inc.
a
55,932
5,081 Silk Road Medical, Inc.
a
341,494
1,300 Straumann Holding AG 1,315,082
31,660 Stryker Corporation 6,596,994
10,242 Teleflex, Inc. 3,486,582
21,173 Varian Medical Systems, Inc.
a
3,641,756
15,950 Zimmer Biomet Holdings, Inc. 2,171,433
Total 78,354,932
Health Care Facilities (0.5%)
20,731 Encompass Health Corporation 1,347,100
Total 1,347,100
Health Care Services (4.4%)
9,708 Amedisys , Inc.
a
2,295,262
27,863 Cigna Holding Company 4,720,271
10,573 LHC Group, Inc.
a
2,247,397
6,684 Quest Diagnostics, Inc. 765,251
6,919 Teladoc Health, Inc.
a
1,516,922
Total 11,545,103
Health Care Supplies (1.3%)
61,171 Alcon, Inc.
a
3,483,688
Total 3,483,688
Health Care Technology (0.1%)
11,207 Deerfield Healthcare Technology
Acquisitions Corporation
a
119,131
2,346 Oak Street Health, Inc.
a
125,370
Total 244,501
Information Technology (0.1%)
5,120 BCTG Acquisition Corporation
a
55,501
8,724 FS Development Corporation
a
97,709
Total 153,210
Life Sciences Tools & Services (6.0%)
7,216 Agilent Technologies, Inc. 728,383
7,622 Illumina, Inc.
a
2,355,808
13,973 IQVIA Holding, Inc.
a
2,202,564
19,678 Thermo Fisher Scientific, Inc. 8,688,231

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

a
Shares Common Stock (98.4%) Value
Life Sciences Tools & Services (6.0%) -
continued
123,772 WuXi AppTec Company, Ltd.
b
$ 1,789,838
Total 15,764,824
Managed Health Care (12.7%)
21,393 Anthem, Inc. 5,745,946
45,097 Centene Corporation
a
2,630,508
16,731 Humana, Inc. 6,924,794
58,782 UnitedHealth Group, Inc. 18,326,464
Total 33,627,712
Pharmaceuticals (21.3%)
12,086 Apellis Pharmaceuticals, Inc.
a
364,634
8,300 AstraZeneca plc 906,899
86,569 Bristol-Myers Squibb Company 5,219,245
16,300 Eisai Company, Ltd. 1,488,717
39,285 Eli Lilly and Company 5,814,966
472,505 Hansoh Pharmaceutical Group
Company, Ltd.
a,b
2,309,433
182,000 Hua Medicine
a,b
117,184
84,284 Johnson & Johnson 12,548,202
55,007 Merck & Company, Inc. 4,562,831
13,231 Merck KGaA 1,928,990
3,585 MyoKardia , Inc.
a
488,743
12,798 Nektar Therapeutics
a
212,319
171,925 Pfizer, Inc. 6,309,647
6,560 Roche Holding AG 2,247,066
8,198 Royalty Pharma PLC 344,890
36,364 Sanofi 3,644,124
28,875 Sanofi ADR 1,448,659
62,500 Wuxi Biologics (Cayman), Inc.
a,b
1,531,754
28,821 Zoetis, Inc. 4,766,129
Total 56,254,432
Total Common Stock
(cost $182,013,315) 259,622,787
Shares Short-Term Investments ( 1.6% ) Value
Thrivent Core Short-Term Reserve
Fund
425,315 0.310% 4,253,149
Total Short-Term Investments
(cost $4,253,769) 4,253,149
Total Investments (cost
$186,267,084) 100.0% $263,875,936
Other Assets and Liabilities, Net
<0.1% 99,275
Total Net Assets 100.0% $263,975,211
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of September 30,
2020, the value of these investments was $5,748,209 or
2.2% of total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.

Partner Healthcare Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 55,960,797 53,155,537 2,805,260 –
Financials 1,079,943 1,079,943 – –
Health Care Distributors 1,806,545 1,806,545 – –
Health Care Equipment 78,354,932 77,039,850 1,315,082 –
Health Care Facilities 1,347,100 1,347,100 – –
Health Care Services 11,545,103 11,545,103 – –
Health Care Supplies 3,483,688 3,483,688 – –
Health Care Technology 244,501 244,501 – –
Information Technology 153,210 153,210 – –
Life Sciences Tools & Services 15,764,824 13,974,986 1,789,838 –
Managed Health Care 33,627,712 33,627,712 – –
Pharmaceuticals 56,254,432 42,080,265 14,174,167 –
Subtotal Investments in Securities $259,622,787 $239,538,440 $20,084,347 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,253,149
Subtotal Other Investments $4,253,149
Total Investments at Value $263,875,936
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $305 $34,801 $30,851 $4,253 425 1.6%
Total Affiliated Short-Term Investments
305
4,253 1.6
Total Value
$305
$4,253
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(1) $(1) – $22
Total Income/Non Income Cash from Affiliated
Investments $22
Total Value $(1) $(1) $–

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Diversified REITs (5.1%)
12,434 American Assets Trust, Inc. $ 299,535
42,667 Cousins Properties, Inc. 1,219,850
88,770 Duke Realty Corporation 3,275,613
25,274 Spirit Realty Capital, Inc. 852,997
53,106 Store Capital Corporation 1,456,698
135,120 VEREIT, Inc. 878,280
5,484 WP Carey, Inc. 357,337
Total 8,340,310
Health Care REITs (8.5%)
29,462 Healthcare Realty Trust, Inc. 887,395
57,925 Healthcare Trust of America, Inc. 1,506,050
130,703 Healthpeak Properties, Inc. 3,548,587
51,544 Medical Properties Trust, Inc. 908,721
18,830 Omega Healthcare Investors, Inc. 563,770
35,476 Physicians Realty Trust 635,375
47,498 Ventas, Inc. 1,993,016
71,570 Welltower , Inc. 3,942,791
Total 13,985,705
Hotel & Resort REITs (2.5%)
127,151 Host Hotels & Resorts, Inc. 1,371,959
51,182 MGM Growth Properties LLC 1,432,072
36,347 Park Hotels & Resorts, Inc. 363,107
30,634 RLJ Lodging Trust 265,290
5,302 Ryman Hospitality Properties 195,114
55,189 Sunstone Hotel Investors, Inc. 438,201
Total 4,065,743
Industrial REITs (16.4%)
57,792 Americold Realty Trust 2,066,064
4,924 EastGroup Properties, Inc. 636,821
37,696 First Industrial Realty Trust, Inc. 1,500,301
156,250 Prologis, Inc. 15,721,875
54,214 Rexford Industrial Realty, Inc. 2,480,833
9,603 SBA Communications Corporation 3,058,363
25,133 STAG Industrial, Inc. 766,305
10,145 Terreno Realty Corporation 555,540
Total 26,786,102
Office REITs (8.8%)
32,973 Alexandria Real Estate Equities,
Inc. 5,275,680
29,983 Boston Properties, Inc. 2,407,635
16,946 Corporate Office Properties Trust 401,959
37,990 Douglas Emmett, Inc. 953,549
25,312 Highwoods Properties, Inc. 849,724
64,676 Hudson Pacific Properties, Inc. 1,418,345
19,026 JBG SMITH Properties 508,755
29,091 Kilroy Realty Corporation 1,511,569
14,041 SL Green Realty Corporation 651,081
14,954 Vornado Realty Trust 504,099
Total 14,482,396
Real Estate Operating Companies (0.2%)
20,337 Essential Properties Realty Trust,
Inc. 372,574
Total 372,574
Residential REITs (20.1%)
21,262 American Campus Communities,
Inc. 742,469
99,111 American Homes 4 Rent 2,822,681
29,976 Apartment Investment &
Management Company 1,010,791
26,579 AvalonBay Communities, Inc. 3,969,308
Shares Common Stock (99.5%) Value
Residential REITs (20.1%) - continued
27,931 Camden Property Trust $ 2,485,300
58,530 Equity Lifestyle Properties, Inc. 3,587,889
54,613 Equity Residential 2,803,285
12,785 Essex Property Trust, Inc. 2,567,100
174,246 Invitation Homes, Inc. 4,877,146
18,805 Mid-America Apartment
Communities, Inc. 2,180,440
26,518 Sun Communities, Inc. 3,728,696
63,524 UDR, Inc. 2,071,518
Total 32,846,623
Retail REITs (6.6%)
17,997 Agree Realty Corporation 1,145,329
53,491 Brixmor Property Group, Inc. 625,310
9,995 Federal Realty Investment Trust 734,033
37,487 Kimco Realty Corporation 422,103
23,880 National Retail Properties, Inc. 824,099
29,469 Realty Income Corporation 1,790,242
40,855 Regency Centers Corporation 1,553,307
42,506 Simon Property Group, Inc. 2,749,288
31,190 SITE Centers Corporation 224,568
25,301 Urban Edge Properties 245,926
30,742 Weingarten Realty Investors 521,384
Total 10,835,589
Specialized REITs (31.3%)
32,365 American Tower Corporation 7,823,591
6,880 CoreSite Realty Corporation 817,894
25,843 Crown Castle International
Corporation 4,302,860
46,586 CubeSmart 1,505,194
32,645 CyrusOne , Inc. 2,286,129
33,218 Digital Realty Trust, Inc. 4,875,074
19,524 Equinix , Inc. 14,840,778
31,082 Extra Space Storage, Inc. 3,325,463
13,973 Four Corners Property Trust, Inc. 357,569
22,549 Gaming and Leisure Properties,
Inc. 832,735
8,506 GDS Holdings, Ltd. ADR
a
696,046
10,753 Life Storage, Inc. 1,131,968
9,965 National Storage Affiliates Trust 325,955
15,504 Public Storage, Inc. 3,453,051
19,694 QTS Realty Trust, Inc. 1,241,116
111,245 VICI Properties, Inc. 2,599,796
30,668 Weyerhaeuser Company 874,651
Total 51,289,870
Total Common Stock
(cost $130,698,103) 163,004,912
Shares Short-Term Investments ( 0.2% ) Value
Thrivent Core Short-Term Reserve
Fund
37,857 0.310% 378,571
Total Short-Term Investments
(cost $378,571) 378,571
Total Investments (cost
$131,076,674) 99.7% $163,383,483
Other Assets and Liabilities, Net
0.3% 494,814
Total Net Assets 100.0% $163,878,297
a Non-income producing security.

Real Estate Securities Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 8,340,310 8,340,310 – –
Health Care REITs 13,985,705 13,985,705 – –
Hotel & Resort REITs 4,065,743 4,065,743 – –
Industrial REITs 26,786,102 26,786,102 – –
Office REITs 14,482,396 14,482,396 – –
Real Estate Operating Companies 372,574 372,574 – –
Residential REITs 32,846,623 32,846,623 – –
Retail REITs 10,835,589 10,835,589 – –
Specialized REITs 51,289,870 51,289,870 – –
Subtotal Investments in Securities $163,004,912 $163,004,912 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 378,571
Subtotal Other Investments $378,571
Total Investments at Value $163,383,483
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,173 $12,434 $13,229 $379 38 0.2%
Total Affiliated Short-Term Investments
1,173
379 0.2
Total Value
$1,173
$379
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1 $– – $5
Total Income/Non Income Cash from Affiliated
Investments $5
Total Value $1 $– $–

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.0% ) Value
Communications Services (0.1%)
13,001 ORBCOMM, Inc.
a
$ 44,203
Total 44,203
Consumer Discretionary (12.2%)
2,394 Bright Horizons Family Solutions,
Inc.
a
363,984
15,535 Cooper-Standard Holdings, Inc.
a
205,218
30,500 Duluth Holdings, Inc.
a,b
372,710
4,840 Etsy, Inc.
a
588,689
4,689 Five Below, Inc.
a
595,503
1,315 Lithia Motors, Inc. 299,741
6,023 Ollie's Bargain Outlet Holdings,
Inc.
a
526,109
10,066 Planet Fitness, Inc.
a
620,267
15,101 Playa Hotels and Resorts NV
a
63,273
14,381 Red Rock Resorts, Inc. 245,915
7,738 Skyline Corporation
a
207,146
12,737 Texas Roadhouse, Inc. 774,282
3,677 Wingstop, Inc. 502,462
Total 5,365,299
Consumer Staples (3.8%)
2,300 Casey's General Stores, Inc. 408,595
13,136 Celsius Holdings, Inc.
a
298,319
23,523 e.l.f. Beauty, Inc.
a
432,117
865 Simply Good Foods Company
a
19,073
18,561 Turning Point Brands, Inc. 517,852
Total 1,675,956
Energy (0.2%)
16,069 Nine Energy Service, Inc.
a
18,158
9,039 Talos Energy, Inc.
a
58,302
Total 76,460
Financials (5.1%)
7,831 Ameris Bancorp 178,390
6,488 Assured Guaranty, Ltd. 139,362
6,569 Essent Group, Ltd. 243,119
49,383 Everi Holdings, Inc.
a
407,410
5,361 Hamilton Lane, Inc. 346,267
2,925 Kemper Corporation 195,478
7,097 Prosight Global, Inc.
a
80,480
8,744 Seacoast Banking Corporation of
Florida
a
157,654
2,369 TMX Group, Ltd. 243,634
8,135 Western Alliance Bancorp 257,229
Total 2,249,023
Health Care (24.7%)
12,518 ACADIA Pharmaceuticals, Inc.
a
516,367
4,149 Agios Pharmaceuticals, Inc.
a
145,215
2,187 Arena Pharmaceuticals, Inc.
a
163,566
1,222 Argenx SE ADR
a
320,799
9,809 Axonics Modulation Technologies,
Inc.
a,b
500,651
3,768 Biohaven Pharmaceutical Holding
Company, Ltd.
a
244,958
1,463 Bio-Techne Corporation 362,429
8,737 Catalent, Inc.
a
748,411
1,461 Global Blood Therapeutics, Inc.
a
80,560
5,751 Guardant Health, Inc.
a
642,847
10,116 Halozyme Therapeutics, Inc.
a
265,848
5,599 Inspire Medical Systems, Inc.
a
722,551
6,310 LHC Group, Inc.
a
1,341,254
1,863 Ligand Pharmaceuticals, Inc.
a,b
177,581
907 Mesa Laboratories, Inc.
b
231,067
Shares Common Stock (97.0%) Value
Health Care (24.7%) - continued
1,824 MyoKardia, Inc.
a
$ 248,666
9,930 Natera, Inc.
a
717,343
1,125 Neurocrine Biosciences, Inc.
a
108,180
4,070 Nevro Corporation
a
566,951
11,727 Optinose, Inc.
a
45,735
3,377 Repligen Corporation
a
498,243
2,046 Retrophin, Inc.
a
37,769
909 Sage Therapeutics, Inc.
a
55,558
12,066 Silk Road Medical, Inc.
a
810,956
11,691 Tactile Systems Technology, Inc.
a
427,774
841 Teleflex, Inc. 286,293
1,588 Veeva Systems, Inc.
a
446,530
2,475 Zymeworks, Inc.
a
115,286
Total 10,829,388
Industrials (17.5%)
11,318 Aerojet Rocketdyne Holdings, Inc.
a
451,475
15,252 Altra Industrial Motion Corporation 563,867
7,783 ASGN, Inc.
a
494,688
7,565 Chart Industries, Inc.
a
531,593
6,392 Forward Air Corporation 366,773
4,211 Lincoln Electric Holdings, Inc. 387,580
5,680 Mercury Systems, Inc.
a
439,973
31,627 Meritor, Inc.
a
662,269
7,900 Middleby Corporation
a,b
708,709
14,180 Ritchie Brothers Auctioneers, Inc. 840,165
4,196 Saia, Inc.
a
529,283
1,999 Simpson Manufacturing Company,
Inc. 194,223
2,614 SiteOne Landscape Supply, Inc.
a
318,777
21,979 Summit Materials, Inc.
a
363,533
6,039 Trex Company, Inc.
a
432,392
16,038 Willdan Group, Inc.
a
409,129
Total 7,694,429
Information Technology (28.4%)
7,268 Anaplan, Inc.
a
454,831
6,515 Avalara, Inc.
a
829,620
4,816 Bandwidth, Inc.
a,b
840,729
5,938 Blackline, Inc.
a
532,223
4,939 Cognex Corporation 321,529
2,057 Coupa Software, Inc.
a
564,112
7,475 Descartes Systems Group, Inc.
a
425,926
7,251 Dolby Laboratories, Inc. 480,596
6,700 Endava plc ADR
a
423,105
4,394 Euronet Worldwide, Inc.
a
400,293
17,034 Eventbrite, Inc.
a
184,819
6,577 Five9, Inc.
a
852,905
2,032 Guidewire Software, Inc.
a
211,877
7,945 Health Catalyst, Inc.
a,b
290,787
3,666 Inphi Corporation
a
411,509
13,656 Lattice Semiconductor
Corporation
a
395,478
4,949 Lumentum Holdings, Inc.
a
371,818
20,776 Medallia, Inc.
a,b
569,678
4,684 MKS Instruments, Inc. 511,633
3,347 Monolithic Power Systems, Inc. 935,855
5,038 Nova Measuring Instruments, Ltd.
a
262,681
2,619 Novanta, Inc.
a
275,886
3,180 Proofpoint, Inc.
a
335,649
5,050 Q2 Holdings, Inc.
a
460,863
2,642 Rogers Corporation
a
259,075
13,683 SailPoint Technologies Holdings,
Inc.
a
541,436

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.0%) Value
Information Technology (28.4%) - continued
5,411 Workiva, Inc.
a
$ 301,717
Total 12,446,630
Materials (1.7%)
14,128 Louisiana-Pacific Corporation 416,917
1,763 Quaker Chemical Corporation 316,829
Total 733,746
Real Estate (3.3%)
1,389 CoreSite Realty Corporation 165,124
20,342 Cushman and Wakefield plc
a
213,794
3,681 FirstService Corporation 485,487
5,439 NexPoint Residential Trust, Inc. 241,220
7,443 Rexford Industrial Realty, Inc. 340,592
Total 1,446,217
Total Common Stock
(cost $34,103,476) 42,561,351
Shares
Collateral Held for Securities
Loaned ( 6.3% ) Value
2,761,981 Thrivent Cash Management Trust 2,761,981
Total Collateral Held for
Securities Loaned
(cost $2,761,981) 2,761,981
Shares
Registered Investment
Companies ( 0.5% ) Value
Unaffiliated  (0.5%)
5,694 SPDR S&P Regional Banking ETF 203,162
Total 203,162
Total Registered Investment
Companies (cost $209,342) 203,162
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
116,482 0.310% 1,164,823
Total Short-Term Investments
(cost $1,164,631) 1,164,823
Total Investments (cost
$38,239,430) 106.4% $46,691,317
Other Assets and Liabilities, Net
(6.4%) (2,818,392)
Total Net Assets 100.0% $43,872,925
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 2,700,982
Total lending $2,700,982
Gross amount payable upon return of
collateral for securities loaned $2,761,981
Net amounts due to counterparty
$60,999
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 44,203 44,203 – –
Consumer Discretionary 5,365,299 5,365,299 – –
Consumer Staples 1,675,956 1,675,956 – –
Energy 76,460 76,460 – –
Financials 2,249,023 2,005,389 243,634 –
Health Care 10,829,388 10,829,388 – –
Industrials 7,694,429 7,694,429 – –
Information Technology 12,446,630 12,446,630 – –
Materials 733,746 733,746 – –
Real Estate 1,446,217 1,446,217 – –
Registered Investment Companies
Unaffiliated 203,162 203,162 – –
Subtotal Investments in Securities $42,764,513 $42,520,879 $243,634 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,164,823
Collateral Held for Securities Loaned 2,761,981
Subtotal Other Investments $3,926,804
Total Investments at Value $46,691,317
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1,003 $16,143 $15,981 $1,165 116 2.6%
Total Affiliated Short-Term Investments
1,003
1,165 2.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,532 14,648 13,418 2,762 2,762 6.3
Total Collateral Held for Securities Loaned
1,532
2,762 6.3
Total Value
$2,535
$3,927
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $0 $0 – $7
Total Income/Non Income Cash from Affiliated
Investments $7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $0 $0 $–

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Communications Services (2.2%)
9,136 ATN International, Inc. $ 458,079
42,024 Cincinnati Bell, Inc.
a
630,360
34,899 Cogent Communications Holdings 2,095,685
60,579 Consolidated Communications
Holdings, Inc.
a
344,694
47,312 E.W. Scripps Company 541,249
107,371 Gannett Company, Inc. 139,582
96,703 Iridium Communications, Inc.
a
2,473,663
33,448 Meredith Corporation 438,838
40,171 QuinStreet, Inc.
a
636,309
24,812 Scholastic Corporation 520,804
41,337 Shenandoah Telecommunications
Company 1,836,810
14,512 Spok Holdings, Inc. 138,009
191,392 Vonage Holdings Corporation
a
1,957,940
Total 12,212,022
Consumer Discretionary (14.6%)
51,721 Abercrombie & Fitch Company 720,474
93,924 American Axle & Manufacturing
Holdings, Inc.
a
541,941
12,269 American Public Education, Inc.
a
345,863
5,276 America's Car-Mart, Inc.
a
447,827
15,994 Asbury Automotive Group, Inc.
a
1,558,615
25,002 Barnes & Noble Education, Inc.
a
64,505
104,506 Bed Bath & Beyond, Inc.
b
1,565,500
29,601 Big Lots, Inc. 1,320,205
18,474 BJ's Restaurants, Inc. 543,875
66,059 Bloomin' Brands, Inc. 1,008,721
23,927 Boot Barn Holdings, Inc.
a
673,306
37,367 Brinker International, Inc. 1,596,318
23,762 Buckle, Inc. 484,507
32,149 Caleres, Inc. 307,344
78,079 Callaway Golf Company 1,494,432
124,664 Capri Holdings, Ltd.
a
2,243,952
17,115 Cato Corporation 133,839
7,079 Cavco Industries, Inc.
a
1,276,415
24,059 Century Communities, Inc.
a
1,018,417
34,681 Cheesecake Factory, Inc.
b
962,051
99,413 Chico's FAS, Inc. 96,679
12,096 Children's Place, Inc.
b
342,922
16,327 Chuy's Holdings, Inc.
a
319,683
15,987 Conn's, Inc.
a,b
169,142
41,713 Cooper Tire & Rubber Company 1,322,302
14,010 Cooper-Standard Holdings, Inc.
a
185,072
37,390 Core-Mark Holding Company, Inc. 1,081,693
55,938 Crocs, Inc.
a
2,390,231
39,347 Dave & Buster's Entertainment,
Inc.
b
596,501
48,738 Designer Brands, Inc. 264,647
13,614 Dine Brands Global, Inc. 743,188
23,939 Dorman Products, Inc.
a
2,163,607
15,489 El Pollo Loco Holdings, Inc.
a
250,922
18,073 Ethan Allen Interiors, Inc. 244,708
14,421 Fiesta Restaurant Group, Inc.
a
135,125
38,708 Fossil, Inc.
a,b
222,184
18,629 Foundation Building Materials,
Inc.
a
292,848
45,106 GameStop Corporation
a,b
460,081
11,593 Genesco, Inc.
a
249,713
27,077 Gentherm, Inc.
a
1,107,449
35,859 G-III Apparel Group, Ltd.
a
470,112
14,229 Group 1 Automotive, Inc.
b
1,257,701
31,119 Guess ?, Inc.
b
361,603
14,334 Haverty Furniture Companies, Inc. 300,154
13,718 Hibbett Sports, Inc.
a,b
538,020
Shares Common Stock (98.4%) Value
Consumer Discretionary (14.6%) - continued
18,779 Installed Building Products, Inc.
a
$ 1,910,763
23,121 iRobot Corporation
a,b
1,754,884
38,829 Kontoor Brands, Inc. 939,662
38,139 La-Z-Boy, Inc. 1,206,337
20,857 LCI Industries 2,216,891
18,307 LGI Homes, Inc.
a
2,126,724
21,737 Liquidity Services, Inc.
a
162,158
23,924 Lumber Liquidators Holdings, Inc.
a
527,524
41,531 M.D.C. Holdings, Inc. 1,956,110
23,668 M/I Homes, Inc.
a
1,089,911
257,251 Macy's, Inc.
b
1,466,331
19,183 Marcus Corporation 148,285
17,981 MarineMax, Inc.
a
461,572
31,181 Meritage Homes Corporation
a
3,442,071
61,127 Michaels Companies, Inc.
a
590,181
10,558 Monarch Casino & Resort, Inc.
a
470,887
27,600 Monro, Inc. 1,119,732
15,772 Motorcar Parts of America, Inc.
a
245,412
13,828 Movado Group, Inc. 137,450
43,669 Office Depot, Inc. 849,362
13,862 Oxford Industries, Inc. 559,470
57,322 Perdoceo Education Corporation
a
701,621
16,809 PetMed Express, Inc.
b
531,501
12,886 Red Robin Gourmet Burgers,
Inc.
a,b
169,580
20,259 Regis Corporation
a
124,390
40,169 Rent-A-Center, Inc. 1,200,651
26,333 Ruth's Hospitality Group, Inc. 291,243
29,486 Shake Shack, Inc.
a,b
1,901,257
7,132 Shoe Carnival, Inc. 239,493
18,318 Shutterstock, Inc. 953,269
43,402 Signet Jewelers, Ltd. 811,617
22,989 Sleep Number Corporation
a
1,124,392
20,034 Sonic Automotive, Inc. 804,565
14,574 Stamps.com, Inc.
a
3,511,605
16,678 Standard Motor Products, Inc. 744,673
64,121 Steven Madden, Ltd. 1,250,360
14,507 Sturm, Ruger & Company, Inc. 887,248
19,180 TechTarget, Inc.
a
843,153
40,728 Tupperware Brands Corporation
a
821,076
12,390 Unifi, Inc.
a
159,088
11,552 Universal Electronics, Inc.
a
435,972
18,279 Vera Bradley, Inc.
a
111,685
48,144 Vista Outdoor, Inc.
a
971,546
27,943 Winnebago Industries, Inc. 1,443,815
67,891 Wolverine World Wide, Inc. 1,754,303
62,047 YETI Holdings, Inc.
a
2,811,970
17,291 Zumiez, Inc.
a
481,036
Total 82,337,220
Consumer Staples (3.6%)
25,448 Andersons, Inc. 487,838
53,205 B&G Foods, Inc. 1,477,503
13,731 Calavo Growers, Inc.
b
909,953
30,801 Cal-Maine Foods, Inc.
a
1,181,834
8,040 Central Garden & Pet Company
a
321,037
32,194 Central Garden & Pet Company,
Class A
a
1,163,491
26,954 Chefs' Warehouse, Inc.
a
391,911
3,849 Coca-Cola Consolidated, Inc. 926,377
25,164 Fresh Del Monte Produce, Inc. 576,759
14,642 Inter Parfums, Inc. 546,879
12,377 J & J Snack Foods Corporation 1,613,837
7,315 John B. Sanfilippo & Son, Inc. 551,405
9,755 Medifast, Inc. 1,604,210
10,939 MGP Ingredients, Inc. 434,716

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Consumer Staples (3.6%) - continued
9,666 National Beverage Corporation
a,b
$ 657,385
19,314 PriceSmart, Inc. 1,283,415
5,572 Seneca Foods Corporation
a
199,088
29,712 SpartanNash Company 485,791
45,346 United Natural Foods, Inc.
a,b
674,295
20,306 Universal Corporation 850,415
9,932 USANA Health Sciences, Inc.
a
731,492
105,500 Vector Group, Ltd. 1,022,295
11,331 WD-40 Company 2,145,072
Total 20,236,998
Energy (2.8%)
106,531 Archrock, Inc. 573,137
15,375 Bonanza Creek Energy, Inc.
a
289,050
19,584 Bristow Group, Inc.
a
416,160
32,958 Callon Petroleum Company
a,b
158,858
21,707 CONSOL Energy, Inc.
a
96,162
36,885 Core Laboratories NV 562,865
27,927 Dorian LPG, Ltd.
a
223,695
29,072 Dril-Quip, Inc.
a
719,823
20,613 Exterran Corporation
a
85,750
11,424 Geospace Technologies
Corporation
a
70,600
27,789 Green Plains, Inc.
a
430,174
121,804 Gulfport Energy Corporation
a
64,203
116,961 Helix Energy Solutions Group, Inc.
a
281,876
89,119 Helmerich & Payne, Inc. 1,305,593
7,460 Laredo Petroleum Holdings, Inc.
a
73,108
91,069 Matador Resources Company
a
752,230
21,880 Matrix Service Company
a
182,698
5,324 Nabors Industries, Ltd.
b
130,119
75,188 Newpark Resources, Inc.
a
78,947
244,105 Oasis Petroleum, Inc.
a,b,c
68,349
82,327 Oceaneering International, Inc.
a
289,791
50,606 Oil States International, Inc.
a
138,154
33,113 Par Pacific Holdings, Inc.
a
224,175
155,394 Patterson-UTI Energy, Inc. 442,873
79,700 PBF Energy, Inc. 453,493
82,587 PDC Energy, Inc.
a
1,023,666
12,584 Penn Virginia Corporation
a,b
123,952
66,930 ProPetro Holding Corporation
a
271,736
200,932 QEP Resources, Inc. 181,401
212,338 Range Resources Corporation 1,405,678
32,580 Renewable Energy Group, Inc.
a
1,740,424
4,523 REX American Resources
Corporation
a
296,754
48,162 RPC, Inc.
a,b
127,148
15,854 SEACOR Holdings, Inc.
a
461,034
88,264 SM Energy Company 140,340
502,064 Southwestern Energy Company
a
1,179,850
19,375 Talos Energy, Inc.
a
124,969
61,269 U.S. Silica Holdings, Inc. 183,807
42,443 Warrior Met Coal, Inc. 724,927
Total 16,097,569
Financials (15.5%)
15,587 Allegiance Bancshares, Inc. 364,268
37,984 Ambac Financial Group, Inc.
a
485,056
76,248 American Equity Investment Life
Holding Company 1,676,694
57,618 Ameris Bancorp 1,312,538
16,029 AMERISAFE, Inc. 919,423
112,643 Apollo Commercial Real Estate
Finance, Inc. 1,014,913
53,640 ARMOUR Residential REIT, Inc. 510,116
42,928 Axos Financial, Inc.
a
1,000,652
Shares Common Stock (98.4%) Value
Financials (15.5%) - continued
36,717 Banc of California, Inc. $ 371,576
15,438 BancFirst Corporation 630,488
76,618 BankUnited, Inc. 1,678,700
29,153 Banner Corporation 940,476
41,772 Berkshire Hills Bancorp, Inc. 422,315
39,832 Blucora, Inc.
a
375,217
68,157 Boston Private Financial Holdings,
Inc. 376,227
49,823 BrightSphere Investment Group 642,717
65,438 Brookline Bancorp, Inc. 565,712
104,447 Cadence Bancorporation 897,200
79,991 Capstead Mortgage Corporation 449,549
23,345 Central Pacific Financial
Corporation 316,792
13,292 City Holding Company 765,752
59,385 Columbia Banking System, Inc. 1,416,332
44,386 Community Bank System, Inc. 2,417,262
24,040 Customers Bancorp, Inc.
a
269,248
105,628 CVB Financial Corporation 1,756,594
23,573 Dime Community Bancshares, Inc. 266,611
24,965 Donnelley Financial Solutions, Inc.
a
333,532
26,724 Eagle Bancorp, Inc. 715,936
21,352 eHealth, Inc.
a,b
1,686,808
24,271 Employers Holdings, Inc. 734,198
25,986 Encore Capital Group, Inc.
a,b
1,002,800
24,967 Enova International, Inc.
a
409,209
43,199 EZCORP, Inc.
a
217,291
25,476 FB Financial Corporation 639,957
180,893 First BanCorp 944,262
81,370 First Commonwealth Financial
Corporation 629,804
81,257 First Financial Bancorp 975,490
107,700 First Hawaiian, Inc. 1,558,419
94,781 First Midwest Bancorp, Inc. 1,021,739
34,941 Flagstar Bancorp, Inc. 1,035,302
45,775 Granite Point Mortgage Trust, Inc. 324,545
45,617 Great Western Bancorp, Inc. 567,932
44,255 Green Dot Corporation
a
2,239,746
11,793 Greenhill & Company, Inc. 133,851
25,420 Hanmi Financial Corporation 208,698
5,098 HCI Group, Inc. 251,280
29,775 Heritage Financial Corporation 547,562
18,828 HomeStreet, Inc. 485,009
102,199 Hope Bancorp, Inc. 775,179
34,283 Horace Mann Educators
Corporation 1,145,052
27,322 Independent Bank Corporation 1,431,126
30,336 Independent Bank Group, Inc. 1,340,245
150,354 Invesco Mortgage Capital. Inc. 407,459
25,334 James River Group Holdings, Ltd. 1,128,123
17,594 Kinsale Capital Group, Inc. 3,346,027
22,546 KKR Real Estate Finance Trust,
Inc. 372,685
28,713 Meta Financial Group, Inc. 551,864
60,280 Mr. Cooper Group, Inc.
a
1,345,450
25,347 National Bank Holdings
Corporation 665,359
36,162 NBT Bancorp, Inc. 969,865
313,220 New York Mortgage Trust, Inc. 798,711
70,319 NMI Holdings, Inc.
a
1,251,678
39,646 Northfield Bancorp, Inc. 361,572
105,975 Northwest Bancshares, Inc. 974,970
42,572 OFG Bancorp 530,447
136,893 Old National Bancorp 1,719,376
78,235 Pacific Premier Bancorp, Inc. 1,575,653
17,950 Palomar Holdings, Inc.
a
1,871,108

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Financials (15.5%) - continued
11,759 Park National Corporation
b
$ 963,768
82,317 PennyMac Mortgage Investment
Trust 1,322,834
11,391 Piper Sandler Companies 831,543
37,793 PRA Group, Inc.
a
1,509,830
11,244 Preferred Bank 361,157
44,684 ProAssurance Corporation 698,858
60,669 Provident Financial Services, Inc. 740,162
34,125 Ready Capital Corporation 382,200
95,311 Redwood Trust, Inc. 716,739
32,547 S&T Bancorp, Inc. 575,756
11,874 Safety Insurance Group, Inc. 820,375
43,939 Seacoast Banking Corporation of
Florida
a
792,220
38,870 ServisFirst Bancshares, Inc. 1,322,746
90,394 Simmons First National
Corporation 1,433,197
26,021 Southside Bancshares, Inc. 635,693
22,162 Stewart Information Services
Corporation 969,144
13,490 StoneX Group, Inc.
a
690,148
67,687 Third Point Reinsurance, Ltd.
a
470,425
10,019 Tompkins Financial Corporation 569,179
18,752 Triumph Bancorp, Inc.
a
583,937
26,905 Trupanion, Inc.
a,b
2,122,805
79,961 TrustCo Bank Corporation 417,396
71,701 United Community Banks, Inc. 1,213,898
17,798 United Fire Group, Inc. 361,655
17,269 United Insurance Holdings
Corporation 104,650
24,035 Universal Insurance Holdings, Inc. 332,644
41,167 Veritex Holdings, Inc. 701,074
5,974 Virtus Investment Partners, Inc. 828,295
54,033 Waddell & Reed Financial, Inc.
b
802,390
23,986 Walker & Dunlop, Inc. 1,271,258
22,332 Westamerica Bancorporation 1,213,744
93,206 WisdomTree Investments, Inc. 298,259
3,753 World Acceptance Corporation
a,b
396,129
Total 87,521,855
Health Care (13.1%)
12,340 Addus HomeCare Corporation
a
1,166,253
135,131 Allscripts Healthcare Solutions,
Inc.
a
1,099,966
25,159 AMAG Pharmaceuticals, Inc.
a
236,495
38,962 AMN Healthcare Services, Inc.
a
2,277,719
30,319 Amphastar Pharmaceuticals, Inc.
a
568,481
31,404 AngioDynamics, Inc.
a
378,732
7,947 ANI Pharmaceuticals, Inc.
a
224,185
11,780 Anika Therapeutics, Inc.
a
416,894
28,346 Biotelemetry, Inc.
a
1,292,011
32,893 Cardiovascular Systems, Inc.
a
1,294,340
52,150 Coherus Biosciences, Inc.
a,b
956,431
93,235 Community Health Systems, Inc.
a
393,452
10,469 Computer Programs and Systems,
Inc. 289,049
23,691 CONMED Corporation 1,863,771
86,237 Corcept Therapeutics, Inc.
a
1,500,955
7,583 CorVel Corporation
a
647,816
81,392 Covetrus, Inc.
a
1,985,965
28,969 Cross Country Healthcare, Inc.
a
188,009
31,391 CryoLife, Inc.
a
579,792
14,617 Cutera, Inc.
a
277,285
58,462 Cytokinetics, Inc.
a
1,265,702
10,042 Eagle Pharmaceuticals, Inc.
a
426,584
14,813 Enanta Pharmaceuticals, Inc.
a
678,139
Shares Common Stock (98.4%) Value
Health Care (13.1%) - continued
190,560 Endo International plc
a
$ 628,848
41,911 Ensign Group, Inc. 2,391,442
9,778 Fulgent Genetics, Inc.
a,b
391,511
37,044 Glaukos Corporation
a,b
1,834,419
31,633 Hanger, Inc.
a
500,434
21,226 HealthStream, Inc.
a
426,006
7,361 Heska Corporation
a
727,193
73,398 HMS Holdings Corporation
a
1,757,882
52,125 Innoviva, Inc.
a
544,706
15,186 Inogen, Inc.
a
440,394
27,238 Integer Holdings Corporation
a
1,607,314
28,535 Invacare Corporation 214,583
28,348 Lannett Company, Inc.
a
173,206
55,400 Lantheus Holdings, Inc.
a
701,918
13,921 LeMaitre Vascular, Inc. 452,850
35,752 Luminex Corporation 938,490
18,678 Magellan Health Services, Inc.
a
1,415,419
35,541 Meridian Bioscience, Inc.
a
603,486
40,486 Merit Medical Systems, Inc.
a
1,761,141
4,020 Mesa Laboratories, Inc.
b
1,024,135
98,644 Momenta Pharmaceuticals, Inc.
a
5,176,837
61,948 Myriad Genetics, Inc.
a
807,802
28,085 Natus Medical, Inc.
a
481,096
43,973 Neogen Corporation
a
3,440,887
91,568 NeoGenomics, Inc.
a
3,377,944
45,883 NextGen Healthcare, Inc.
a
584,550
35,458 Omnicell, Inc.
a
2,647,294
59,335 OraSure Technologies, Inc.
a
722,107
16,026 Orthifix Medical, Inc.
a
499,050
52,886 Owens & Minor, Inc. 1,327,968
35,441 Pacira Pharmaceuticals, Inc.
a
2,130,713
20,881 Pennant Group, Inc.
a
805,171
16,823 Phibro Animal Health Corporation 292,720
10,136 Providence Service Corporation
a
941,736
95,836 R1 RCM, Inc.
a
1,643,587
35,495 RadNet, Inc.
a
544,848
24,765 REGENXBIO, Inc.
a
681,533
88,873 Select Medical Holdings
Corporation
a
1,850,336
120,840 Spectrum Pharmaceuticals, Inc.
a
493,027
43,668 Supernus Pharmaceuticals, Inc.
a
910,041
11,314 Surmodics, Inc.
a
440,228
17,325 Tabula Rasa HealthCare, Inc.
a,b
706,340
16,098 Tactile Systems Technology, Inc.
a
589,026
31,004 Tivity Health, Inc.
a
434,676
10,649 U.S. Physical Therapy, Inc. 925,185
45,402 Vanda Pharmaceuticals, Inc.
a
438,583
32,385 Varex Imaging Corporation
a
411,937
47,465 Xencor, Inc.
a
1,841,167
16,116 Zynex, Inc.
a,b
281,224
Total 73,971,016
Industrials (18.2%)
33,801 AAON, Inc. 2,036,510
27,516 AAR Corporation 517,301
55,278 ABM Industries, Inc. 2,026,491
25,515 Aegion Corporation
a
360,527
60,628 Aerojet Rocketdyne Holdings, Inc.
a
2,418,451
18,189 Aerovironment, Inc.
a
1,091,522
8,165 Alamo Group, Inc. 882,065
25,472 Albany International Corporation 1,261,119
10,774 Allegiant Travel Company 1,290,725
14,090 American Woodmark Corporation
a
1,106,629
21,855 Apogee Enterprises, Inc. 467,041
32,099 Applied Industrial Technologies,
Inc. 1,768,655

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Industrials (18.2%) - continued
21,099 ArcBest Corporation $ 655,335
80,490 Arconic Corporation
a
1,533,335
40,083 Arcosa, Inc. 1,767,259
18,742 Astec Industries, Inc. 1,016,754
21,672 Atlas Air Worldwide Holdings, Inc.
a
1,319,825
21,721 AZZ, Inc. 741,121
38,547 Barnes Group, Inc. 1,377,670
40,151 Brady Corporation 1,606,843
29,216 Chart Industries, Inc.
a
2,053,008
16,581 CIRCOR International, Inc.
a
453,490
30,248 Comfort Systems USA, Inc. 1,558,074
25,978 Cubic Corporation 1,511,140
34,708 Deluxe Corporation 893,037
13,499 DXP Enterprises, Inc.
a
217,739
22,065 Echo Global Logistics, Inc.
a
568,615
17,108 Encore Wire Corporation 794,153
49,560 Enerpac Tool Group Corporation
a
932,224
17,011 EnPro Industries, Inc. 959,591
21,590 ESCO Technologies, Inc. 1,739,290
42,804 Exponent, Inc. 3,083,172
50,102 Federal Signal Corporation 1,465,484
9,086 Forrester Research, Inc.
a
297,930
23,201 Forward Air Corporation 1,331,273
31,790 Franklin Electric Company, Inc. 1,870,206
26,885 Gibraltar Industries, Inc.
a
1,751,289
35,423 GMS, Inc.
a
853,694
38,757 Granite Construction, Inc. 682,511
27,115 Greenbrier Companies, Inc. 797,181
37,234 Griffon Corporation 727,552
65,426 Harsco Corporation
a
910,076
38,140 Hawaiian Holdings, Inc. 491,625
41,158 Heartland Express, Inc. 765,539
16,038 Heidrick & Struggles International,
Inc. 315,147
61,966 Hillenbrand, Inc. 1,757,356
27,791 Hub Group, Inc.
a
1,394,969
15,971 Insteel Industries, Inc. 298,658
48,547 Interface, Inc. 297,108
26,308 John Bean Technologies
Corporation 2,417,442
22,939 Kaman Corporation 893,933
27,892 Kelly Services, Inc. 475,280
46,652 Korn Ferry 1,352,908
8,984 Lindsay Corporation 868,573
13,991 Lydall, Inc.
a
231,411
48,665 Marten Transport, Ltd. 794,213
35,718 Matson, Inc. 1,431,935
25,924 Matthews International Corporation 579,661
59,950 Meritor, Inc.
a
1,255,353
24,878 Moog, Inc. 1,580,499
47,091 Mueller Industries, Inc. 1,274,282
13,855 MYR Group, Inc.
a
515,129
4,308 National Presto Industries, Inc. 352,653
90,696 NOW, Inc.
a
411,760
18,277 Patrick Industries, Inc. 1,051,293
48,891 PGT Innovations, Inc.
a
856,570
143,517 Pitney Bowes, Inc. 762,075
7,319 Powell Industries, Inc. 176,607
22,145 Proto Labs, Inc.
a
2,867,778
27,201 Quanex Building Products
Corporation 501,586
59,420 R.R. Donnelley & Sons Company 86,753
29,722 Raven Industries, Inc. 639,617
102,348 Resideo Technologies, Inc.
a
1,125,828
25,054 Resources Connection, Inc. 289,374
21,682 Saia, Inc.
a
2,734,967
Shares Common Stock (98.4%) Value
Industrials (18.2%) - continued
36,049 Simpson Manufacturing Company,
Inc. $ 3,502,521
41,609 SkyWest, Inc. 1,242,445
37,056 SPX Corporation
a
1,718,657
35,179 SPX FLOW, Inc.
a
1,506,365
10,266 Standex International Corporation 607,747
25,396 Team, Inc.
a
139,678
15,308 Tennant Company 923,991
41,424 Titan International, Inc. 119,715
43,178 Triumph Group, Inc. 281,089
29,901 TrueBlue, Inc.
a
463,166
50,720 UFP Industries, Inc. 2,866,187
12,644 UniFirst Corporation 2,394,394
26,128 US Ecology, Inc. 853,602
10,280 Veritiv Corporation
a
130,145
16,916 Viad Corporation 352,360
17,392 Vicor Corporation
a
1,351,880
43,875 Wabash National Corporation 524,745
22,759 Watts Water Technologies, Inc. 2,279,314
Total 102,801,790
Information Technology (13.7%)
100,443 3D Systems Corporation
a,b
493,175
86,429 8x8, Inc.
a
1,343,971
39,766 ADTRAN, Inc. 407,800
31,783 Advanced Energy Industries, Inc.
a
2,000,422
16,845 Agilysys, Inc.
a
406,975
36,948 Alarm.com Holdings, Inc.
a
2,041,377
17,373 Applied Optoelectronics, Inc.
a,b
195,446
64,790 Arlo Technologies, Inc.
a
340,795
27,749 Axcelis Technologies, Inc.
a
610,478
24,144 Badger Meter, Inc. 1,578,293
8,489 Bel Fuse, Inc. 90,663
30,233 Benchmark Electronics, Inc. 609,195
32,094 Bottomline Technologies (de), Inc.
a
1,353,083
61,161 Brooks Automation, Inc. 2,829,308
28,495 CalAmp Corporation
a
204,879
29,504 Cardtronics, Inc.
a
584,179
18,374 CEVA, Inc.
a
723,384
34,712 Cohu, Inc. 596,352
20,507 Comtech Telecommunications
Corporation 287,098
27,433 CSG Systems International, Inc. 1,123,381
26,756 CTS Corporation 589,435
30,335 Daktronics, Inc. 120,127
64,407 Diebold Nixdorf, Inc.
a
492,069
24,076 Digi International, Inc.
a
376,308
34,812 Diodes, Inc.
a
1,965,137
18,134 DSP Group, Inc.
a
239,006
19,481 Ebix, Inc. 401,309
11,238 ePlus, Inc.
a
822,622
49,458 EVERTEC, Inc. 1,716,687
28,338 ExlService Holdings, Inc.
a
1,869,458
101,612 Extreme Networks, Inc.
a
408,480
30,468 Fabrinet
a
1,920,398
14,745 FARO Technologies, Inc.
a
899,150
63,896 FormFactor, Inc.
a
1,592,927
121,835 Glu Mobile, Inc.
a
935,084
80,839 Harmonic, Inc.
a
451,082
19,030 Ichor Holdings, Ltd.
a
410,477
29,080 Insight Enterprises, Inc.
a
1,645,346
33,443 Itron, Inc.
a
2,031,328
75,987 Knowles Corporation
a
1,132,206
51,277 Kulicke and Soffa Industries, Inc. 1,148,605
51,030 LivePerson, Inc.
a
2,653,050
22,509 ManTech International Corporation 1,550,420

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Information Technology (13.7%) - continued
55,170 MaxLinear, Inc.
a
$ 1,282,151
31,119 Methode Electronics, Inc. 886,892
6,003 MicroStrategy, Inc.
a
903,812
15,984 MTS Systems Corporation 305,454
24,796 NETGEAR, Inc.
a
764,213
55,573 NIC, Inc. 1,094,788
28,101 OneSpan, Inc.
a
588,997
40,477 Onto Innovation, Inc.
a
1,205,405
13,942 OSI Systems, Inc.
a
1,082,039
15,548 Park Aerospace Corporation 169,784
9,099 PC Connection, Inc. 373,605
24,226 PDF Solutions, Inc.
a
453,268
27,570 Perficient, Inc.
a
1,178,342
54,507 Photronics, Inc.
a
542,890
30,744 Plantronics, Inc.
b
364,009
24,250 Plexus Corporation
a
1,712,778
49,564 Power Integrations, Inc. 2,745,846
37,343 Progress Software Corporation 1,369,741
94,315 Rambus, Inc.
a
1,291,172
15,485 Rogers Corporation
a
1,518,459
56,189 Sanmina Corporation
a
1,519,912
21,029 ScanSource, Inc.
a
417,005
12,548 Simulations Plus, Inc. 945,617
11,447 SMART Global Holdings, Inc.
a
312,961
29,128 SPS Commerce, Inc.
a
2,268,197
33,213 Sykes Enterprises, Inc.
a
1,136,217
15,113 TTEC Holdings, Inc. 824,414
82,300 TTM Technologies, Inc.
a
939,043
33,084 Ultra Clean Holdings, Inc.
a
709,983
52,253 Unisys Corporation
a
557,540
41,143 Veeco Instruments, Inc.
a
480,139
189,318 Viavi Solutions, Inc.
a
2,220,700
23,576 Virtusa Corporation
a
1,158,996
89,943 Xperi Holding Corporation 1,033,445
Total 77,548,779
Materials (4.8%)
23,242 AdvanSix, Inc.
a
299,357
105,000 Allegheny Technologies, Inc.
a
915,600
22,021 American Vanguard Corporation 289,356
26,822 Balchem Corporation 2,618,632
32,502 Boise Cascade Company 1,297,480
39,757 Carpenter Technology Corporation 721,987
41,552 Century Aluminum Company
a
295,850
13,741 Clearwater Paper Corporation
a
521,334
331,009 Cleveland-Cliffs, Inc.
b
2,125,078
12,246 DMC Global, Inc. 403,383
68,201 Ferro Corporation
a
845,692
21,400 FutureFuel Corporation 243,318
39,936 GCP Applied Technologies, Inc.
a
836,659
42,759 H.B. Fuller Company 1,957,507
7,891 Hawkins, Inc. 363,775
10,412 Haynes International, Inc. 177,941
20,366 Innospec, Inc. 1,289,575
13,111 Kaiser Aluminum Corporation 702,619
17,451 Koppers Holdings, Inc.
a
364,900
26,420 Kraton Performance Polymers,
Inc.
a
470,804
121,270 Livent Corporation
a,b
1,087,792
16,851 Materion Corporation 876,758
32,770 Mercer International, Inc. 216,282
29,681 Myers Industries, Inc. 392,680
13,932 Neenah, Inc. 522,032
7,530 Olympic Steel, Inc. 85,541
36,789 PH Glatfelter Company 506,585
Shares Common Stock (98.4%) Value
Materials (4.8%) - continued
10,922 Quaker Chemical Corporation $ 1,962,793
52,530 Rayonier Advanced Materials,
Inc.
a
168,096
25,991 Schweitzer-Mauduit International,
Inc. 789,866
17,656 Stepan Company 1,924,504
68,630 SunCoke Energy, Inc. 234,715
31,368 TimkenSteel Corporation
a
111,356
21,400 Tredegar Corporation 318,218
31,732 Trinseo SA 813,608
13,133 US Concrete, Inc.
a
381,382
Total 27,133,055
Real Estate (8.1%)
71,530 Acadia Realty Trust 751,065
44,652 Agree Realty Corporation 2,841,653
59,990 Alexander & Baldwin, Inc. 672,488
41,344 American Assets Trust, Inc. 995,977
48,038 Armada Hoffler Properties, Inc. 444,832
141,437 Brandywine Realty Trust 1,462,459
79,384 CareTrust REIT, Inc. 1,412,638
38,941 Chatham Lodging Trust 296,730
17,713 Community Healthcare Trust, Inc. 828,260
99,196 CoreCivic, Inc. 793,568
165,436 DiamondRock Hospitality
Company 838,760
197,305 Diversified Healthcare Trust 694,514
66,075 Easterly Government Properties,
Inc. 1,480,741
84,422 Essential Properties Realty Trust,
Inc. 1,546,611
58,322 Four Corners Property Trust, Inc. 1,492,460
80,095 Franklin Street Properties
Corporation 293,148
29,193 Getty Realty Corporation 759,310
74,198 Global Net Lease, Inc. 1,179,748
30,094 Hersha Hospitality Trust 166,721
78,561 Independence Realty Trust, Inc. 910,522
54,071 Industrial Logistics Properties Trust 1,182,533
17,993 Innovative Industrial Properties,
Inc. 2,233,111
10,636 Investors Real Estate Trust 693,148
62,307 iSTAR Financial, Inc. 735,846
69,831 Kite Realty Group Trust 808,643
229,502 Lexington Realty Trust 2,398,296
32,540 LTC Properties, Inc. 1,134,344
71,456 Mack-Cali Realty Corporation 901,775
19,892 Marcus and Millichap, Inc.
a
547,428
51,336 National Storage Affiliates Trust 1,679,201
18,134 NexPoint Residential Trust, Inc. 804,243
39,990 Office Properties Income Trust 828,593
15,028 RE/MAX Holdings, Inc. 491,866
95,718 Realogy Holdings Corporation
a
903,578
97,785 Retail Opportunity Investments
Corporation 1,018,431
177,655 Retail Properties of America, Inc. 1,032,176
67,119 RPT Realty 365,127
11,443 Safehold, Inc. 710,610
10,580 Saul Centers, Inc. 281,216
124,949 SITE Centers Corporation 899,633
25,877 St. Joe Company
a
533,842
87,642 Summit Hotel Properties, Inc. 453,986
77,506 Tanger Factory Outlet Centers, Inc. 467,361
160,986 Uniti Group, Inc. 1,695,987
10,619 Universal Health Realty Income
Trust 605,177

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

/
Shares Common Stock (98.4%) Value
Real Estate (8.1%) - continued
24,871 Urstadt Biddle Properties, Inc. $ 228,813
156,387 Washington Prime Group, Inc. 101,245
68,281 Washington REIT 1,374,496
33,005 Whitestone REIT 198,030
94,304 Xenia Hotels & Resorts, Inc. 827,989
Total 45,998,929
Utilities (1.8%)
30,584 American States Water Company 2,292,271
56,325 Avista Corporation 1,921,809
40,960 California Water Service Group 1,779,712
13,677 Chesapeake Utilities Corporation 1,152,971
25,329 Northwest Natural Holding
Company 1,149,683
83,406 South Jersey Industries, Inc. 1,607,234
Total 9,903,680
Total Common Stock
(cost $545,579,452) 555,762,913
Shares
Collateral Held for Securities
Loaned ( 4.5% ) Value
25,629,943 Thrivent Cash Management Trust 25,629,943
Total Collateral Held for
Securities Loaned
(cost $25,629,943) 25,629,943
Shares
Registered Investment
Companies ( 1.5% ) Value
Unaffiliated  (1.5%)
118,324 iShares Core S&P Small-Cap ETF 8,309,895
Total 8,309,895
Total Registered Investment
Companies (cost $6,577,175) 8,309,895
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.070%, 10/14/2020
d,e
99,998
Thrivent Core Short-Term Reserve
Fund
142,012 0.310% 1,420,123
Total Short-Term Investments
(cost $1,520,121) 1,520,121
Total Investments (cost
$579,306,691) 104.7% $591,222,872
Other Assets and Liabilities, Net
(4.7%) (26,713,559)
Total Net Assets 100.0% $564,509,313
a Non-income producing security.
b All or a portion of the security is on loan.
c In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 24,707,211
Total lending $24,707,211
Gross amount payable upon return of
collateral for securities loaned $25,629,943
Net amounts due to counterparty
$922,732
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,212,022 12,212,022 – –
Consumer Discretionary 82,337,220 82,337,220 – –
Consumer Staples 20,236,998 20,236,998 – –
Energy 16,097,569 16,097,569 – –
Financials 87,521,855 87,521,855 – –
Health Care 73,971,016 73,971,016 – –
Industrials 102,801,790 102,801,790 – –
Information Technology 77,548,779 77,548,779 – –
Materials 27,133,055 27,133,055 – –
Real Estate 45,998,929 45,998,929 – –
Utilities 9,903,680 9,903,680 – –
Registered Investment Companies
Unaffiliated 8,309,895 8,309,895 – –
Short-Term Investments 99,998 – 99,998 –
Subtotal Investments in Securities $564,172,806 $564,072,808 $99,998 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,420,123
Collateral Held for Securities Loaned 25,629,943
Subtotal Other Investments $27,050,066
Total Investments at Value $591,222,872
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 7,428 7,428 – –
Total Asset Derivatives $7,428 $7,428 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of September 30, 2020. Investments and/or cash totaling
$99,998 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 December 2020 $ 744,772 $ 7,428
Total Futures Long Contracts $ 744,772 $ 7,428
Total Futures Contracts $ 744,772 $7,428

Small Cap Index Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $628 $57,180 $56,389 $1,420 142 0.3%
Total Affiliated Short-Term Investments
628
1,420 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 31,813 148,110 154,293 25,630 25,630 4.5
Total Collateral Held for Securities Loaned
31,813
25,630 4.5
Total Value
$32,441
$27,050
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $1 $– – $6
Total Income/Non Income Cash from Affiliated
Investments $6
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 218
Total Affiliated Income from Securities Loaned, Net $218
Total Value $1 $– $–

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 97.3% ) Value
Communications Services (1.7%)
615,854 QuinStreet, Inc.
a
$ 9,755,127
Total 9,755,127
Consumer Discretionary (9.8%)
206,319 Cedar Fair, LP 5,791,374
328,022 Cooper-Standard Holdings, Inc.
a
4,333,171
175,409 Crocs, Inc.
a
7,495,227
26,730 Five Below, Inc.
a
3,394,710
186,662 Leggett & Platt, Inc. 7,684,875
69,848 Miller Industries, Inc. 2,135,253
70,386 Sleep Number Corporation
a
3,442,579
267,255 Stoneridge, Inc.
a
4,909,474
169,046 Texas Roadhouse, Inc. 10,276,306
191,535 Zumiez, Inc.
a
5,328,504
Total 54,791,473
Consumer Staples (4.0%)
799,796 Cott Corporation
b
11,357,103
53,576 John B. Sanfilippo & Son, Inc. 4,038,559
252,042 Turning Point Brands, Inc. 7,031,972
Total 22,427,634
Energy (2.8%)
442,165 Helmerich & Payne, Inc. 6,477,717
297,616 Nine Energy Service, Inc.
a
336,306
227,316 SEACOR Holdings, Inc.
a
6,610,349
445,356 WPX Energy, Inc.
a
2,182,245
Total 15,606,617
Financials (20.9%)
254,099 Air Lease Corporation 7,475,593
345,973 Assured Guaranty, Ltd. 7,431,500
186,909 Bank of N.T. Butterfield & Son, Ltd. 4,164,333
473,849 Bridgewater Bancshares, Inc.
a
4,496,827
40,360 Cohen & Steers, Inc. 2,249,666
259,473 Columbia Banking System, Inc. 6,188,431
98,623 Evercore, Inc. 6,455,862
643,054 Everi Holdings, Inc.
a
5,305,195
267,380 First Interstate BancSystem, Inc. 8,516,053
87,226 Glacier Bancorp, Inc. 2,795,593
298,183 Heartland Financial USA, Inc. 8,943,999
601,487 Heritage Commerce Corporation 4,002,896
40,919 Houlihan Lokey, Inc. 2,416,267
58,324 Kemper Corporation 3,897,793
80,925 Primerica, Inc. 9,155,855
235,613 Santander Consumer USA
Holdings, Inc. 4,285,800
289,936 Seacoast Banking Corporation of
Florida
a
5,227,546
52,118 Selective Insurance Group, Inc. 2,683,556
48,635 State Auto Financial Corporation 669,218
372,700 Synovus Financial Corporation 7,890,059
276,160 Triumph Bancorp, Inc.
a
8,599,622
149,516 Western Alliance Bancorp 4,727,696
Total 117,579,360
Health Care (9.3%)
140,763 AMN Healthcare Services, Inc.
a
8,229,005
73,769 Biohaven Pharmaceutical Holding
Company, Ltd.
a
4,795,723
234,393 Halozyme Therapeutics, Inc.
a
6,159,848
61,867 LHC Group, Inc.
a
13,150,449
291,612 Optinose, Inc.
a
1,137,287
23,919 PerkinElmer, Inc. 3,002,074
177,946 Syneos Health, Inc.
a
9,459,609
Shares Common Stock (97.3%) Value
Health Care (9.3%) - continued
170,169 Tactile Systems Technology, Inc.
a
$ 6,226,484
Total 52,160,479
Industrials (18.4%)
81,347 AGCO Corporation 6,041,642
173,303 Altra Industrial Motion Corporation 6,407,012
106,865 ASGN, Inc.
a
6,792,339
101,094 Curtiss-Wright Corporation 9,428,026
58,856 Encore Wire Corporation 2,732,096
101,515 Forward Air Corporation 5,824,931
154,011 Helios Technologies, Inc. 5,606,000
90,281 Lincoln Electric Holdings, Inc. 8,309,463
150,378 Manpower, Inc. 11,027,219
422,685 Meritor, Inc.
a
8,851,024
72,026 Middleby Corporation
a,b
6,461,452
89,392 NAPCO Security Technologies,
Inc.
a
2,100,712
353,646 Raven Industries, Inc. 7,610,462
95,179 Ritchie Brothers Auctioneers, Inc. 5,639,356
53,594 Saia, Inc.
a
6,760,347
31,756 Valmont Industries, Inc. 3,943,460
Total 103,535,541
Information Technology (14.4%)
67,174 Advanced Energy Industries, Inc.
a
4,227,931
271,372 Agilysys, Inc.
a
6,556,347
72,766 Blackline, Inc.
a
6,522,017
497,719 Change Healthcare, Inc.
a
7,221,903
125,397 Ciena Corporation
a
4,977,007
142,359 Computer Services, Inc. 8,826,258
84,445 Dolby Laboratories, Inc. 5,597,015
178,856 Lattice Semiconductor
Corporation
a
5,179,670
32,221 Littelfuse, Inc. 5,714,072
226,662 National Instruments Corporation 8,091,833
196,842 Nuance Communications, Inc.
a
6,533,186
81,789 Plexus Corporation
a
5,776,757
100,931 Workiva, Inc.
a
5,627,913
Total 80,851,909
Materials (7.0%)
607,115 Element Solutions, Inc.
a
6,380,779
1,350,928 Ivanhoe Mines, Ltd.
a
4,910,436
373,155 Louisiana-Pacific Corporation 11,011,804
107,524 UFP Technologies, Inc.
a
4,453,644
80,015 United States Lime & Minerals, Inc. 7,209,351
129,741 W. R. Grace & Company 5,227,265
Total 39,193,279
Real Estate (6.9%)
52,162 Agree Realty Corporation 3,319,590
257,603 American Campus Communities,
Inc. 8,995,497
103,931 Colliers International Group, Inc. 6,931,158
98,405 Healthcare Realty Trust, Inc. 2,963,959
119,846 National Storage Affiliates Trust 3,920,163
119,555 Rayonier, Inc. REIT 3,161,034
805,313 Sunstone Hotel Investors, Inc. 6,394,185
51,008 Terreno Realty Corporation 2,793,198
Total 38,478,784
Utilities (2.1%)
58,613 NorthWestern Corporation 2,850,936
97,088 PNM Resources, Inc. 4,012,647
76,692 Portland General Electric
Company 2,722,566

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (97.3%) Value
Utilities (2.1%) - continued
46,953 Spire, Inc. $ 2,497,900
Total 12,084,049
Total Common Stock
(cost $511,570,448) 546,464,252
Shares
Collateral Held for Securities
Loaned ( 2.1% ) Value
11,898,375 Thrivent Cash Management Trust 11,898,375
Total Collateral Held for
Securities Loaned
(cost $11,898,375) 11,898,375
Shares
Registered Investment
Companies ( 1.8% ) Value
Unaffiliated  (1.8%)
57,579 Health Care Select Sector SPDR
Fund 6,073,433
70,653 iShares Dow Jones US Home
Construction Index Fund 4,002,493
Total 10,075,926
Total Registered Investment
Companies (cost $7,765,857) 10,075,926
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
458,926 0.310% 4,589,260
Total Short-Term Investments
(cost $4,589,263) 4,589,260
Total Investments (cost
$535,823,943) 102.0% $573,027,813
Other Assets and Liabilities, Net
(2.0%) (11,475,962)
Total Net Assets 100.0% $561,551,851
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of September 30, 2020:
Securities Lending Transactions
Common Stock $ 11,825,019
Total lending $11,825,019
Gross amount payable upon return of
collateral for securities loaned $11,898,375
Net amounts due to counterparty
$73,356
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Small Cap Stock Portfolio
Schedule of Investments as of September 30, 2020
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of September 30, 2020, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 9,755,127 9,755,127 – –
Consumer Discretionary 54,791,473 54,791,473 – –
Consumer Staples 22,427,634 22,427,634 – –
Energy 15,606,617 15,606,617 – –
Financials 117,579,360 117,579,360 – –
Health Care 52,160,479 52,160,479 – –
Industrials 103,535,541 103,535,541 – –
Information Technology 80,851,909 80,851,909 – –
Materials 39,193,279 34,282,843 4,910,436 –
Real Estate 38,478,784 38,478,784 – –
Utilities 12,084,049 12,084,049 – –
Registered Investment Companies
Unaffiliated 10,075,926 10,075,926 – –
Subtotal Investments in Securities $556,540,178 $551,629,742 $4,910,436 $–
Other Investments  * Total
Affiliated Short-Term Investments 4,589,260
Collateral Held for Securities Loaned 11,898,375
Subtotal Other Investments $16,487,635
Total Investments at Value $573,027,813
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2019
Gross
Purchases
Gross
Sales
Value
9/30/2020
Shares Held at
9/30/2020
% of Net
Assets
9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $18,699 $98,089 $112,195 $4,589 459 0.8%
Total Affiliated Short-Term Investments
18,699
4,589 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,293 147,955 154,350 11,898 11,898 2.1
Total Collateral Held for Securities Loaned
18,293
11,898 2.1
Total Value
$36,992
$16,487
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2020
- 9/30/2020
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.310% $(4) $0 – $92
Total Income/Non Income Cash from Affiliated
Investments $92
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 25
Total Affiliated Income from Securities Loaned, Net $25
Total Value $(4) $0 $–

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations
from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the
Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The
Committee meets on a monthly and on an as-needed basis to
review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale
of securities and income and expenses are translated at the
exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency
contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Portfolios may also invest in securities of companies located in emerging markets. Future economic or political developments could
adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative.
A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”)
or similar agreement with derivative contract counterparties.
An ISDA Master Agreement is a bilateral agreement between a
Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master
Agreement, each Portfolio may, under certain circumstances,
offset with the counterparty certain derivatives' payables and/
or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default
(close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency
laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum requirements
in certain situations. Collateral terms are contract specific for
OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.
For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the
Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money
Market Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate
fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction.
When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure
to the underlying security while buying call options tends to increase a Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the
contract against default. Writing put options tends to increase a
Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required. In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-
counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the
Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the period ended September 30, 2020, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the
Money Market Portfolio, may use futures contracts to manage
the exposure to interest rate and market or currency fluctuations.
Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover
open futures contracts. A futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended September 30, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income
Plus, Government Bond, Income, Limited Maturity Bond, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Opportunity Income Plus used
treasury futures to manage the duration and yield curve exposure of the respective Portfolio versus its benchmark.
During the period ended September 30, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, Opportunity Income Plus, and Small Cap
Index used equity futures to manage exposure to the equities market.
During the period ended September 30, 2020, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Portfolios could be exposed to foreign currency fluctuations.
Foreign currency contracts are valued daily and unrealized
appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the period ended September 30, 2020, Partner
Healthcare used foreign currency forward contracts in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of the
Money Market Portfolio, may enter into swap transactions,
which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive.
Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the
agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it

Notes to Schedule of Investments
as of September 30, 2020
(unaudited)

deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio.
This risk is partially mitigated by the Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the
Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection.
The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the
Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the period ended September 30, 2020, Balanced
Income Plus, Diversified Income Plus, High Yield, Income, Limited
Maturity Bond, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, and Opportunity
Income Plus used CDX indices (comprised of credit default
swaps) to help manage credit risk exposure within the Portfolio.
Total Return Swaps
— A total return swap is a swap
agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves
commitments to pay interest in exchange for a market linked
return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The Portfolios may take a "long" or
"short" position with respect to the underlying referenced asset.cr
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
    Additional information for the Portfolio's policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Portfolio's most recent annual or semiannual shareholder report.